UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.09%

EXCHANGE-TRADED FUNDS — 100.09%
iShares MSCI EAFE ETF[a]	41,599	$2,405,254

		2,405,254

TOTAL INVESTMENT COMPANIES
(Cost: $2,401,043)		2,405,254

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	1,289	1,289

		1,289

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,289)		1,289

Value
TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $2,402,332)[d]	$2,406,543
Other Assets, Less Liabilities — (0.14)%	(3,350)

NET ASSETS — 100.00%	$2,403,193

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,403,795. Net unrealized appreciation was $2,748, of which $4,211 represented gross unrealized appreciation on securities and $1,463 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI EAFE ETF	41,122	800	(323)	41,599	$2,405,254	$—	$96

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	58,000	USD	44,025	BNP	11/04/2016	$93
CHF	52,000	USD	52,498	BNP	11/04/2016	56
DKK	70,000	USD	10,297	BNP	11/04/2016	35
EUR	158,000	USD	172,882	BNP	11/04/2016	576
GBP	174,000	USD	211,558	BNP	11/04/2016	1,426
ILS	13,000	USD	3,387	BNP	11/04/2016	2
JPY	29,297,000	USD	278,561	BNP	11/04/2016	822
NOK	31,000	USD	3,750	BNP	11/04/2016	2
NZD	2,000	USD	1,429	BNP	11/04/2016	1
SEK	288,000	USD	31,887	BNP	11/04/2016	2
SGD	10,000	USD	7,173	BNP	11/04/2016	15
USD	44,427	AUD	58,000	BNP	11/04/2016	309
USD	109,508	CHF	106,000	BNP	11/04/2016	2,378
USD	11,189	DKK	74,000	BNP	11/04/2016	267

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

October 31, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	181,252	EUR	161,000	BNP	11/04/2016	$4,501
USD	227,796	GBP	175,000	BNP	11/04/2016	13,588
USD	39,856	HKD	309,000	BNP	11/04/2016	13
USD	3,467	ILS	13,000	BNP	11/04/2016	79
USD	432,051	JPY	43,699,000	BNP	11/04/2016	15,327
USD	3,883	NOK	31,000	BNP	11/04/2016	131
USD	1,457	NZD	2,000	BNP	11/04/2016	26
USD	33,650	SEK	288,000	BNP	11/04/2016	1,761
USD	7,339	SGD	10,000	BNP	11/04/2016	151
USD	40,109	HKD	311,000	BNP	12/05/2016	2

						41,563

CHF	54,000	USD	55,683	BNP	11/04/2016	(1,107)
DKK	4,000	USD	604	BNP	11/04/2016	(14)
EUR	3,000	USD	3,374	BNP	11/04/2016	(81)
GBP	1,000	USD	1,298	BNP	11/04/2016	(74)
HKD	309,000	USD	39,845	BNP	11/04/2016	(2)
JPY	14,402,000	USD	142,201	BNP	11/04/2016	(4,860)
USD	43,990	AUD	58,000	BNP	12/05/2016	(93)
USD	105,193	CHF	104,000	BNP	12/05/2016	(86)
USD	20,208	DKK	137,000	BNP	12/05/2016	(40)
USD	366,417	EUR	334,000	BNP	12/05/2016	(732)
USD	215,354	GBP	177,000	BNP	12/05/2016	(1,441)
USD	6,517	ILS	25,000	BNP	12/05/2016	(5)
USD	296,806	JPY	31,179,000	BNP	12/05/2016	(844)
USD	7,863	NOK	65,000	BNP	12/05/2016	(4)
USD	1,427	NZD	2,000	BNP	12/05/2016	(1)
USD	33,260	SEK	300,000	BNP	12/05/2016	(5)
USD	15,082	SGD	21,000	BNP	12/05/2016	(16)

						(9,405)

				Net unrealized appreciation		$32,158

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

October 31, 2016

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,405,254	$—	$—	$2,405,254
Money market funds	1,289	—	—	1,289

Total	$2,406,543	$—	$—	$2,406,543

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$41,563	$—	$41,563
Liabilities:
Forward currency contracts	—	(9,405)	—	(9,405)

Total	$—	$32,158	$—	$32,158

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

3

Schedule of Investments (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

AIRLINES — 0.27%
Air China Ltd. Class H	15,392,000	$10,122,594

		10,122,594
AUTOMOBILES — 2.28%
Byd Co. Ltd. Class Ha,b	5,793,000	38,097,836
Great Wall Motor Co. Ltd. Class H	26,166,000	25,542,289
Guangzhou Automobile Group Co. Ltd. Class H	18,682,000	22,597,105

		86,237,230
BANKS — 29.05%
Agricultural Bank of China Ltd. Class H	217,960,000	91,907,542
Bank of China Ltd. Class H	427,599,000	191,885,661
Bank of Communications Co. Ltd. Class H	67,973,200	51,802,628
China CITIC Bank Corp. Ltd. Class H	64,055,000	41,382,561
China Construction Bank Corp. Class H	457,636,320	335,193,369
China Everbright Bank Co. Ltd. Class H	27,791,000	12,686,272
China Merchants Bank Co. Ltd. Class H	32,164,438	78,473,622
China Minsheng Banking Corp. Ltd. Class H	55,009,000	62,777,443
Industrial & Commercial Bank of China Ltd. Class H	387,678,995	233,461,757

		1,099,570,855
CAPITAL MARKETS — 5.31%
China Cinda Asset Management Co. Ltd. Class H	76,521,000	27,530,331
China Huarong Asset Management Co. Ltd.[a,b,c]	52,714,000	20,188,731
CITIC Securities Co. Ltd. Class H	19,233,000	42,658,156
GF Securities Co. Ltd. Class H	13,070,000	29,089,950
Haitong Securities Co. Ltd. Class H	28,780,000	51,066,468
Huatai Securities Co. Ltd. Class Hc	14,510,000	30,685,829

		201,219,465

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 2.48%
China Communications Construction Co. Ltd. Class H	37,376,000	$41,160,182
China Railway Construction Corp. Ltd. Class H	15,951,000	19,993,130
China Railway Group Ltd. Class H	32,320,000	25,006,286
Metallurgical Corp. of China Ltd. Class H	24,225,000	7,903,344

		94,062,942
CONSTRUCTION MATERIALS — 0.74%
Anhui Conch Cement Co. Ltd. Class Hb	10,094,500	27,986,582

		27,986,582
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.37%
China Telecom Corp. Ltd. Class H	136,610,000	70,640,451
China Unicom Hong Kong Ltd.	48,516,000	56,868,984

		127,509,435
ELECTRICAL EQUIPMENT — 0.29%
Shanghai Electric Group Co. Ltd. Class Ha,b	23,864,000	11,047,507

		11,047,507
HEALTH CARE PROVIDERS & SERVICES — 1.14%
Sinopharm Group Co. Ltd. Class H	8,875,200	43,203,776

		43,203,776
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.23%
CGN Power Co. Ltd. Class Hc	84,386,000	24,701,473
Huaneng Power International Inc. Class H	35,710,000	21,965,183

		46,666,656
INDUSTRIAL CONGLOMERATES — 2.34%
CITIC Ltd.	41,737,000	59,956,051
Fosun International Ltd.	19,624,500	28,494,667

		88,450,718
INSURANCE — 13.27%
China Life Insurance Co. Ltd. Class H	55,845,000	138,697,035
China Pacific Insurance Group Co. Ltd. Class H	21,785,400	78,799,779

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2016

Security	Shares	Value
New China Life Insurance Co. Ltd. Class H	6,789,200	$29,416,058
People’s Insurance Co. Group of China Ltd. (The) Class H	53,719,000	21,404,890
PICC Property & Casualty Co. Ltd. Class H	38,803,700	62,847,698
Ping An Insurance Group Co. of China Ltd. Class H	32,426,000	171,227,645

		502,393,105
INTERNET SOFTWARE & SERVICES — 9.15%
Tencent Holdings Ltd.[b]	13,056,900	346,507,027

		346,507,027
MACHINERY — 0.82%
CRRC Corp. Ltd. Class H	34,314,450	31,151,309

		31,151,309
OIL, GAS & CONSUMABLE FUELS — 12.84%
China Petroleum & Chemical Corp. Class H	203,428,600	148,213,259
China Shenhua Energy Co. Ltd. Class H	28,686,500	59,704,586
CNOOC Ltd.	122,046,000	155,334,277
PetroChina Co. Ltd. Class H	178,112,000	122,648,160

		485,900,282
PERSONAL PRODUCTS — 1.30%
Hengan International Group Co. Ltd.[b]	6,174,000	49,162,073

		49,162,073
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.74%
China Overseas Land & Investment Ltd.	32,372,000	99,977,356
China Resources Land Ltd.	22,817,333	56,904,675
China Vanke Co. Ltd. Class H	11,099,700	29,055,870
Country Garden Holdings Co. Ltd.[b]	60,132,000	31,326,625

		217,264,526

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 8.19%
China Mobile Ltd.	27,052,500	$309,949,854

		309,949,854

TOTAL COMMON STOCKS
(Cost: $4,229,185,015)		3,778,405,936

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	31,976,482	31,979,680
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	790,027	790,027

		32,769,707

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,766,509)		32,769,707

TOTAL INVESTMENTS IN SECURITIES — 100.68%
(Cost: $4,261,951,524)[g]		3,811,175,643
Other Assets, Less Liabilities — (0.68)%		(25,790,339)

NET ASSETS — 100.00%		$3,785,385,304

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $4,380,118,157. Net unrealized depreciation was $568,942,514, of which $298,299,147 represented gross unrealized appreciation on securities and $867,241,661 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of October 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
H-Shares Index	111	Nov. 2016	Hong Kong Futures	$7,025,780	$6,852,647	$(173,133)

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,778,405,936	$—	$—	$3,778,405,936
Money market funds	32,769,707	—	—	32,769,707

Total	$3,811,175,643	$—	$—	$3,811,175,643

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(173,133)	$—	$—	$(173,133)

Total	$(173,133)	$—	$—	$(173,133)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Schedule of Investments (Unaudited)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 42.27%
iShares Core S&P 500 ETF[a,b]	812,742	$173,674,838
iShares Core S&P Mid-Cap ETF[a]	92,958	13,996,686
iShares Core S&P Small-Cap ETF[a]	50,746	6,022,028

		193,693,552
DOMESTIC FIXED INCOME — 17.08%
iShares Core Total USD Bond Market ETF[a]	907,254	46,841,524
iShares U.S. Credit Bond ETF[a]	118,500	13,307,550
iShares U.S. Treasury Bond ETF[a]	701,883	18,087,525

		78,236,599
INTERNATIONAL EQUITY — 37.54%
iShares Core MSCI Emerging Markets ETF[a,b]	787,468	35,546,306
iShares Core MSCI Europe ETF[a]	1,970,943	78,857,429
iShares Core MSCI Pacific ETF[a]	1,139,615	57,607,538

		172,011,273
INTERNATIONAL FIXED INCOME — 3.01%
iShares Core International Aggregate Bond ETF[a]	261,705	13,799,705

		13,799,705

TOTAL INVESTMENT COMPANIES
(Cost: $451,565,026)		457,741,129

Security	Shares	Value
SHORT-TERM INVESTMENTS — 11.93%

MONEY MARKET FUNDS — 11.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	54,236,038	$54,241,461
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	439,287	439,287

		54,680,748

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,675,325)		54,680,748

TOTAL INVESTMENTS IN SECURITIES — 111.83%
(Cost: $506,240,351)[f]		512,421,877
Other Assets, Less Liabilities — (11.83)%		(54,225,248)

NET ASSETS — 100.00%		$458,196,629

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $506,908,855. Net unrealized appreciation was $5,513,022, of which $14,149,744 represented gross unrealized appreciation on securities and $8,636,722 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	235,884	27,069	(1,248)	261,705	$13,799,705	$13,333	$2,565
iShares Core MSCI Emerging Markets ETF	798,978	38,043	(49,553)	787,468	35,546,306	—	(197,698)
iShares Core MSCI Europe ETF	1,851,933	128,809	(9,799)	1,970,943	78,857,429	—	7,447
iShares Core MSCI Pacific ETF	1,127,946	53,712	(42,043)	1,139,615	57,607,538	—	(41,007)
iShares Core S&P 500 ETF	788,499	37,548	(13,305)	812,742	173,674,838	892,797	160,579
iShares Core S&P Mid-Cap ETF	96,738	4,608	(8,388)	92,958	13,996,686	70,432	(15,538)
iShares Core S&P Small-Cap ETF	52,298	2,493	(4,045)	50,746	6,022,028	18,962	(6,228)
iShares Core Total USD Bond Market ETF	810,670	100,873	(4,289)	907,254	46,841,524	271,289	7,077
iShares U.S. Credit Bond ETF	110,484	8,601	(585)	118,500	13,307,550	97,333	2,742
iShares U.S. Treasury Bond ETF	621,790	83,383	(3,290)	701,883	18,087,525	55,084	2,427

					$457,741,129	$1,419,230	$(77,634)

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

October 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$457,741,129	$—	$—	$457,741,129
Money market funds	54,680,748	—	—	54,680,748

Total	$512,421,877	$—	$—	$512,421,877

8

Schedule of Investments (Unaudited)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 15.80%
iShares Core S&P 500 ETF[a]	214,607	$45,859,370
iShares Core S&P Mid-Cap ETF[a]	24,546	3,695,891
iShares Core S&P Small-Cap ETF[a]	13,400	1,590,178

		51,145,439

DOMESTIC FIXED INCOME — 59.56%
iShares Core Total USD Bond Market ETF[a]	2,235,927	115,440,911
iShares U.S. Credit Bond ETF[a]	292,043	32,796,429
iShares U.S. Treasury Bond ETF[a]	1,729,793	44,576,765

		192,814,105

INTERNATIONAL EQUITY — 14.03%
iShares Core MSCI Emerging Markets ETF[a]	207,934	9,386,141
iShares Core MSCI Europe ETF[a]	520,435	20,822,604
iShares Core MSCI Pacific ETF[a]	300,919	15,211,456

		45,420,201

INTERNATIONAL FIXED INCOME — 10.51%
iShares Core International Aggregate Bond ETF[a]	644,974	34,009,479

		34,009,479

TOTAL INVESTMENT COMPANIES
(Cost: $318,669,812)		323,389,224

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	358,684	$358,684

		358,684

TOTAL SHORT-TERM INVESTMENTS
(Cost: $358,684)		358,684

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $319,028,496)[d]		323,747,908
Other Assets, Less Liabilities — (0.01)%		(22,074)

NET ASSETS — 100.00%		$323,725,834

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $319,243,727. Net unrealized appreciation was $4,504,181, of which $6,743,100 represented gross unrealized appreciation on securities and $2,238,919 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	554,005	90,969	—	644,974	$34,009,479	$32,398	$—
iShares Core MSCI Emerging Markets ETF	201,054	27,901	(21,021)	207,934	9,386,141	—	(93,538)
iShares Core MSCI Europe ETF	466,032	64,656	(10,253)	520,435	20,822,604	—	(71,972)
iShares Core MSCI Pacific ETF	283,848	39,384	(22,313)	300,919	15,211,456	—	(34,964)
iShares Core S&P 500 ETF	198,422	27,528	(11,343)	214,607	45,859,370	237,856	(72,670)
iShares Core S&P Mid-Cap ETF	24,362	3,384	(3,200)	24,546	3,695,891	18,780	(16,015)
iShares Core S&P Small-Cap ETF	13,172	1,824	(1,596)	13,400	1,590,178	5,055	(7,484)
iShares Core Total USD Bond Market ETF	1,903,994	331,933	—	2,235,927	115,440,911	658,916	—
iShares U.S. Credit Bond ETF	259,487	36,000	(3,444)	292,043	32,796,429	236,744	(8,182)
iShares U.S. Treasury Bond ETF	1,460,393	269,400	—	1,729,793	44,576,765	133,913	—

					$323,389,224	$1,323,662	$(304,825)

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

October 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$323,389,224	$—	$—	$323,389,224
Money market funds	358,684	—	—	358,684

Total	$323,747,908	$—	$—	$323,747,908

10

Schedule of Investments (Unaudited)

iSHARES® CORE GROWTH ALLOCATION ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 31.67%
iShares Core S&P 500 ETF[a]	1,087,373	$232,360,737
iShares Core S&P Mid-Cap ETF[a]	124,370	18,726,391
iShares Core S&P Small-Cap ETF[a]	67,893	8,056,862

		259,143,990

DOMESTIC FIXED INCOME — 34.11%
iShares Core Total USD Bond Market ETF[a]	3,236,854	167,118,772
iShares U.S. Credit Bond ETF[a]	422,778	47,477,969
iShares U.S. Treasury Bond ETF[a]	2,504,144	64,531,791

		279,128,532

INTERNATIONAL EQUITY — 28.12%
iShares Core MSCI Emerging Markets ETF[a,b]	1,053,559	47,557,653
iShares Core MSCI Europe ETF[a]	2,636,937	105,503,850
iShares Core MSCI Pacific ETF[a]	1,524,698	77,073,484

		230,134,987

INTERNATIONAL FIXED INCOME — 6.01%
iShares Core International Aggregate Bond ETF[a,b]	933,699	49,233,948

		49,233,948
TOTAL INVESTMENT COMPANIES
(Cost: $812,729,778)		817,641,457

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.35%

MONEY MARKET FUNDS — 4.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	34,841,674	$34,845,158
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	718,145	718,145

		35,563,303

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,559,819)		35,563,303

TOTAL INVESTMENTS IN SECURITIES — 104.26%
(Cost: $848,289,597)[f]		853,204,760
Other Assets, Less Liabilities — (4.26)%		(34,866,335)

NET ASSETS — 100.00%		$818,338,425

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $849,546,055. Net unrealized appreciation was $3,658,705, of which $14,303,735 represented gross unrealized appreciation on securities and $10,645,030 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	820,353	135,276	(21,930)	933,699	$49,233,948	$45,624	$53,074
iShares Core MSCI Emerging Markets ETF	1,042,821	117,096	(106,358)	1,053,559	47,557,653	—	(100,778)
iShares Core MSCI Europe ETF	2,417,231	284,336	(64,630)	2,636,937	105,503,850	—	52,937
iShares Core MSCI Pacific ETF	1,472,211	165,312	(112,825)	1,524,698	77,073,484	—	83,129
iShares Core S&P 500 ETF	1,029,207	115,584	(57,418)	1,087,373	232,360,737	1,129,239	340,698
iShares Core S&P Mid-Cap ETF	126,271	14,196	(16,097)	124,370	18,726,391	89,085	2,075
iShares Core S&P Small-Cap ETF	68,314	7,686	(8,107)	67,893	8,056,862	24,000	(9,435)
iShares Core Total USD Bond Market ETF	2,822,378	489,936	(75,460)	3,236,854	167,118,772	929,566	145,333
iShares U.S. Credit Bond ETF	384,647	48,411	(10,280)	422,778	47,477,969	333,260	57,640
iShares U.S. Treasury Bond ETF	2,164,828	397,196	(57,880)	2,504,144	64,531,791	188,661	52,619

					$817,641,457	$2,739,435	$677,292

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE GROWTH ALLOCATION ETF

October 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$817,641,457	$—	$—	$817,641,457
Money market funds	35,563,303	—	—	35,563,303

Total	$853,204,760	$—	$—	$853,204,760

12

Schedule of Investments (Unaudited)

iSHARES® CORE MODERATE ALLOCATION ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.89%

DOMESTIC EQUITY — 21.08%
iShares Core S&P 500 ETF[a]	497,906	$106,397,533
iShares Core S&P Mid-Cap ETF[a]	56,949	8,574,811
iShares Core S&P Small-Cap ETF[a]	31,088	3,689,213

		118,661,557
DOMESTIC FIXED INCOME — 51.08%
iShares Core Total USD Bond Market ETF[a]	3,334,838	172,177,686
iShares U.S. Credit Bond ETF[a]	435,577	48,915,297
iShares U.S. Treasury Bond ETF[a]	2,579,949	66,485,286

		287,578,269
INTERNATIONAL EQUITY — 18.72%
iShares Core MSCI Emerging Markets ETF[a,b]	482,423	21,776,574
iShares Core MSCI Europe ETF[a]	1,207,449	48,310,035
iShares Core MSCI Pacific ETF[a]	698,157	35,291,836

		105,378,445
INTERNATIONAL FIXED INCOME — 9.01%
iShares Core International Aggregate Bond ETF[a]	961,963	50,724,309

		50,724,309
TOTAL INVESTMENT COMPANIES
(Cost: $557,071,155)		562,342,580

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.49%

MONEY MARKET FUNDS — 3.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	18,984,994	$18,986,892
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	672,200	672,200

		19,659,092

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,657,194)		19,659,092

TOTAL INVESTMENTS IN SECURITIES — 103.38%
(Cost: $576,728,349)[f]		582,001,672
Other Assets, Less Liabilities — (3.38)%		(19,011,700)

NET ASSETS — 100.00%		$562,989,972

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $577,455,337. Net unrealized appreciation was $4,546,335, of which $9,328,413 represented gross unrealized appreciation on securities and $4,782,078 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	868,700	102,068	(8,805)	961,963	$50,724,309	$49,786	$20,886
iShares Core MSCI Emerging Markets ETF	490,409	41,430	(49,416)	482,423	21,776,574	—	(136,532)
iShares Core MSCI Europe ETF	1,136,679	96,000	(25,230)	1,207,449	48,310,035	—	(65,206)
iShares Core MSCI Pacific ETF	692,318	58,475	(52,636)	698,157	35,291,836	—	(15,853)
iShares Core S&P 500 ETF	483,967	40,875	(26,936)	497,906	106,397,533	557,306	5,595
iShares Core S&P Mid-Cap ETF	59,428	5,025	(7,504)	56,949	8,574,811	44,006	(16,688)
iShares Core S&P Small-Cap ETF	32,159	2,725	(3,796)	31,088	3,689,213	11,860	(9,084)
iShares Core Total USD Bond Market ETF	2,985,436	379,660	(30,258)	3,334,838	172,177,686	1,012,814	53,758
iShares U.S. Credit Bond ETF	406,884	34,375	(5,682)	435,577	48,915,297	363,584	18,358
iShares U.S. Treasury Bond ETF	2,289,863	313,294	(23,208)	2,579,949	66,485,286	205,723	19,727

					$562,342,580	$2,245,079	$(125,039)

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MODERATE ALLOCATION ETF

October 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$562,342,580	$—	$—	$562,342,580
Money market funds	19,659,092	—	—	19,659,092

Total	$582,001,672	$—	$—	$582,001,672

14

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.77%

AUSTRALIA — 7.17%
Abacus Property Group	389,363	$829,600
Adelaide Brighton Ltd.	469,130	1,909,867
AGL Energy Ltd.	661,960	9,661,319
Ainsworth Game Technology Ltd.[a]	218,494	296,779
ALS Ltd.	499,615	2,368,534
Altium Ltd.	131,465	784,300
Alumina Ltd.	2,364,952	2,843,384
Amcor Ltd./Australia	1,122,743	12,558,962
AMP Ltd.	2,859,354	9,943,521
Ansell Ltd.	147,193	2,429,421
APA Group	1,117,854	6,771,022
APN News & Media Ltd.[b]	225,970	460,831
APN Outdoor Group Ltd.	201,859	729,622
ARB Corp. Ltd.	84,704	1,099,611
Ardent Leisure Group	452,537	695,603
Aristocrat Leisure Ltd.	521,120	6,083,019
Arrium Ltd.[a,b]	3,868,598	29
Asaleo Care Ltd.	492,248	546,881
ASX Ltd.	187,240	6,715,094
Aurizon Holdings Ltd.	1,985,385	7,372,599
AusNet Services	1,972,470	2,251,426
Australia & New Zealand Banking Group Ltd.	2,812,706	59,608,143
Australian Agricultural Co. Ltd.[b]	509,092	676,002
Australian Pharmaceutical Industries Ltd.	463,647	670,343
Automotive Holdings Group Ltd.	273,461	842,765
Aveo Group	479,754	1,175,521
AWE Ltd.[b]	703,505	291,756
Bank of Queensland Ltd.	362,402	2,884,552
Bapcor Ltd.	283,541	1,106,851
Beach Energy Ltd.	1,473,681	813,013
Bega Cheese Ltd.	171,701	644,133
Bellamy’s Australia Ltd.[a]	77,334	669,094
Bendigo & Adelaide Bank Ltd.	439,594	3,723,085
BHP Billiton Ltd.	3,102,297	54,461,177
Blackmores Ltd.[a]	12,694	1,082,637
BlueScope Steel Ltd.	551,752	3,274,874
Boral Ltd.	727,774	3,488,937

Security	Shares	Value
Brambles Ltd.	1,545,984	$13,564,080
BT Investment Management Ltd.	182,460	1,284,297
BWP Trust	583,577	1,318,896
Cabcharge Australia Ltd.	207,186	567,569
Caltex Australia Ltd.	254,995	5,962,800
carsales.com Ltd.	232,969	1,889,781
Challenger Ltd./Australia	553,979	4,535,881
Charter Hall Group	355,572	1,271,691
Charter Hall Retail REIT	358,761	1,132,946
CIMIC Group Ltd.	98,277	2,212,855
Cleanaway Waste Management Ltd.	1,622,373	1,432,072
Coca-Cola Amatil Ltd.	549,650	3,990,163
Cochlear Ltd.	56,020	5,454,732
Commonwealth Bank of Australia	1,655,031	92,427,046
Computershare Ltd.	454,466	3,648,463
Corporate Travel Management Ltd.[a]	64,086	926,558
Cromwell Property Group	1,689,155	1,169,680
Crown Resorts Ltd.	347,948	2,883,356
CSL Ltd.	443,098	33,889,496
CSR Ltd.	530,999	1,478,873
Dexus Property Group	925,051	6,293,022
Domino’s Pizza Enterprises Ltd.	59,280	2,898,260
Downer EDI Ltd.	419,873	1,862,698
DUET Group	2,481,523	4,494,189
DuluxGroup Ltd.	397,595	1,948,421
Energy World Corp. Ltd.[a,b]	650,492	108,898
Evolution Mining Ltd.	1,165,094	2,003,667
Fairfax Media Ltd.	2,402,382	1,508,176
FlexiGroup Ltd./Australia	336,634	576,364
Flight Centre Travel Group Ltd.[a]	53,807	1,386,788
Fortescue Metals Group Ltd.	1,506,406	6,304,647
G8 Education Ltd.	343,362	825,649
Galaxy Resources Ltd.[a,b]	1,585,062	422,153
Genworth Mortgage Insurance Australia Ltd.	287,801	670,147
Goodman Group	1,708,478	8,827,449
GPT Group (The)	1,727,607	6,126,140
GrainCorp Ltd. Class A	195,380	1,248,865
Greencross Ltd.	96,886	514,603
GUD Holdings Ltd.	110,338	797,636

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
GWA Group Ltd.	300,207	$653,345
Harvey Norman Holdings Ltd.	530,539	2,038,754
Healthscope Ltd.	1,690,775	2,843,375
Iluka Resources Ltd.	412,005	1,808,982
Incitec Pivot Ltd.	1,650,741	3,705,587
Independence Group NL	471,836	1,525,935
Insurance Australia Group Ltd.	2,376,514	9,964,328
Investa Office Fund	569,364	1,837,012
Invocare Ltd.	126,110	1,254,242
IOOF Holdings Ltd.	273,787	1,708,373
IPH Ltd.[a]	124,705	555,131
Iress Ltd.	142,032	1,226,699
iSentia Group Ltd.	242,188	648,711
Jacana Minerals Ltd.	6,357	—
James Hardie Industries PLC	435,174	6,500,388
Japara Healthcare Ltd.[a]	415,747	594,762
JB Hi-Fi Ltd.	114,295	2,469,157
Karoon Gas Australia Ltd.[a,b]	343,709	601,554
LendLease Group	528,024	5,432,333
Link Administration Holdings Ltd.	245,339	1,344,173
Liquefied Natural Gas Ltd.[a,b]	624,427	266,088
Macquarie Atlas Roads Group	448,379	1,610,435
Macquarie Group Ltd.	294,844	17,904,048
Magellan Financial Group Ltd.	121,569	1,969,494
Mantra Group Ltd.	320,917	803,424
Mayne Pharma Group Ltd.[a,b]	1,304,408	1,627,846
McMillan Shakespeare Ltd.	86,435	712,318
Medibank Pvt Ltd.	2,693,516	5,288,047
Metcash Ltd.[b]	935,244	1,416,231
Mineral Resources Ltd.	130,408	1,148,137
Mirvac Group	3,522,067	5,601,443
Monadelphous Group Ltd.[a]	110,653	784,757
Myer Holdings Ltd.	866,979	775,180
National Australia Bank Ltd.	2,551,569	54,365,251
Navitas Ltd.	258,492	1,030,705
Newcrest Mining Ltd.	746,299	12,811,737
NEXTDC Ltd.[a,b]	337,946	946,349
Nine Entertainment Co. Holdings Ltd.	778,571	509,510
Northern Star Resources Ltd.	568,225	1,798,746
Nufarm Ltd./Australia	187,417	1,263,568
Oil Search Ltd.	1,325,376	6,716,908
oOh!media Ltd.	201,444	654,543
Orica Ltd.	359,922	4,461,548

Security	Shares	Value
Origin Energy Ltd.	1,709,360	$6,958,944
Orocobre Ltd.[b]	217,562	634,071
Orora Ltd.	1,222,556	2,697,881
OZ Minerals Ltd.	282,370	1,439,625
Pact Group Holdings Ltd.	221,844	1,109,096
Perpetual Ltd.	45,923	1,580,916
Pilbara Minerals Ltd.[a,b]	1,119,561	443,004
Platinum Asset Management Ltd.	272,070	1,033,088
Premier Investments Ltd.	100,740	1,087,778
Primary Health Care Ltd.[a]	506,541	1,480,137
Qantas Airways Ltd.	506,637	1,179,708
QBE Insurance Group Ltd.	1,323,847	10,063,738
Qube Holdings Ltd.	947,188	1,607,301
Ramsay Health Care Ltd.	137,808	7,692,895
REA Group Ltd.	55,201	2,148,146
Regis Resources Ltd.	450,856	1,115,006
Retail Food Group Ltd.	130,341	671,469
Rio Tinto Ltd.	404,125	16,661,372
SAI Global Ltd.	306,233	1,090,571
Sandfire Resources NL	178,042	704,501
Santos Ltd.	1,540,588	4,185,148
Saracen Mineral Holdings Ltd.[b]	907,280	769,790
Scentre Group	5,170,067	16,562,821
Seek Ltd.	322,181	3,589,195
Seven West Media Ltd.	1,124,171	581,698
Shopping Centres Australasia Property Group	821,157	1,368,442
Sigma Pharmaceuticals Ltd.	1,220,513	1,235,236
Sims Metal Management Ltd.	165,303	1,260,389
Sirtex Medical Ltd.	58,841	1,249,672
Sonic Healthcare Ltd.	382,236	5,959,771
South32 Ltd.	5,146,087	10,063,900
Southern Cross Media Group Ltd.	782,956	857,938
Spark Infrastructure Group	1,656,112	2,797,684
Spotless Group Holdings Ltd.	1,191,622	906,765
St. Barbara Ltd.[b]	494,530	989,702
Star Entertainment Grp Ltd. (The)	748,473	2,842,057
Steadfast Group Ltd.	884,724	1,440,714
Stockland	2,277,424	7,659,884
Suncorp Group Ltd.	1,244,535	11,335,934
Super Retail Group Ltd.	141,060	1,051,928
Sydney Airport	1,071,689	5,105,040

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Syrah Resources Ltd.[a,b]	261,594	$716,616
Tabcorp Holdings Ltd.	789,222	2,906,703
Tatts Group Ltd.	1,399,870	4,324,837
Technology One Ltd.	273,676	1,172,468
Telstra Corp. Ltd.	4,155,009	15,745,533
Tox Free Solutions Ltd.	392,570	702,006
TPG Telecom Ltd.	342,252	1,968,901
Transurban Group	1,987,729	15,715,521
Treasury Wine Estates Ltd.	713,668	5,832,524
Vicinity Centres	3,257,557	7,114,264
Virtus Health Ltd.	140,301	744,131
Vocus Communications Ltd.	498,038	2,163,987
Wesfarmers Ltd.	1,088,722	33,975,262
Western Areas Ltd.[a,b]	323,241	607,546
Westfield Corp.	1,906,221	12,909,794
Westpac Banking Corp.	3,219,612	74,650,384
Whitehaven Coal Ltd.[b]	721,034	1,662,472
Woodside Petroleum Ltd.	731,079	15,782,642
Woolworths Ltd.	1,237,759	22,275,286
WorleyParsons Ltd.[b]	205,162	1,327,003

		978,313,303
AUSTRIA — 0.30%
ams AGa	63,463	1,780,866
Andritz AG	71,923	3,756,822
BUWOG AG	85,848	2,071,757
CA Immobilien Anlagen AG	72,586	1,316,068
Conwert Immobilien Invest SE	65,371	1,158,021
DO & CO AGa	7,498	579,297
Erste Group Bank AG	292,049	9,159,326
EVN AG	27,808	324,646
IMMOFINANZ AGa	741,586	1,595,775
Lenzing AG	8,430	1,096,441
Oesterreichische Post AG	32,622	1,124,839
OMV AG	144,309	4,504,505
Palfinger AG	9,640	291,660
Raiffeisen Bank International AGb	110,965	1,816,083
RHI AG	32,202	809,778
S IMMO AG	55,829	598,534
Schoeller-Bleckmann Oilfield Equipment AG	12,258	866,835
Semperit AG Holding[a]	13,241	358,515
UNIQA Insurance Group AG	126,168	812,129
Vienna Insurance Group AG Wiener Versicherung Gruppe	44,166	870,014

Security	Shares	Value
Voestalpine AG	108,114	$3,819,726
Wienerberger AG	116,117	1,853,942
Zumtobel Group AGa	32,545	570,635

		41,136,214
BELGIUM — 1.37%
Ablynx NVa,b	78,282	772,315
Ackermans & van Haaren NV	22,696	3,148,484
Aedifica SAb	16,489	1,366,489
Ageas	181,220	6,610,193
AGFA-Gevaert NVb	223,835	929,945
Anheuser-Busch InBev SA/NV	776,314	88,971,598
Barco NV	13,822	1,084,860
Befimmo SA	24,180	1,406,680
Bekaert SA	35,400	1,572,399
bpost SA	91,583	2,433,032
Cie. d’Entreprises CFE	8,240	906,431
Cofinimmo SA	18,836	2,204,177
Colruyt SA	62,453	3,352,193
D’ieteren SA/NV	23,796	1,048,233
Econocom Group SA/NV	76,110	1,130,918
Elia System Operator SA/NV	34,813	1,799,339
Euronav NV	136,890	1,071,270
EVS Broadcast Equipment SA	19,636	685,248
Fagron[a,b]	48,415	477,759
Galapagos NVb	37,252	2,271,279
Gimv NV	24,784	1,331,243
Groupe Bruxelles Lambert SA	76,257	6,550,344
Ion Beam Applications	23,028	1,092,025
KBC Ancora[b]	35,555	1,346,990
KBC Group NVb	239,923	14,599,334
Kinepolis Group NV	17,554	788,566
Melexis NV	20,614	1,349,271
Nyrstar NVa,b	82,427	422,869
Ontex Group NV	71,553	2,160,531
Orange Belgium SAb	38,601	868,081
Proximus SADP	136,382	3,899,012
Sofina SA	16,769	2,340,052
Solvay SA	70,016	8,024,376
Telenet Group Holding NVb	52,435	2,802,976
Tessenderlo Chemie NVb	31,632	1,053,427
UCB SA	121,518	8,217,606
Umicore SA	90,981	5,524,233
Warehouses De Pauw CVA	15,672	1,441,029

		187,054,807

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
DENMARK — 1.66%
ALK-Abello A/Sa	6,900	$931,368
Alm Brand A/S	127,323	956,871
Ambu A/S Class Ba	28,223	1,459,778
AP Moller – Maersk A/S Class A	4,071	5,947,992
AP Moller – Maersk A/S Class B	5,725	8,773,752
Bang & Olufsen A/Sa,b	45,261	500,221
Bavarian Nordic A/Sa,b	32,972	1,117,505
Carlsberg A/S Class B	99,269	8,937,816
Chr Hansen Holding A/S	95,090	5,686,217
Coloplast A/S Class B	114,852	8,001,890
D/S Norden A/Sa,b	37,985	539,872
Danske Bank A/S	659,327	20,325,399
Dfds A/S	29,657	1,431,249
DSV A/S	180,060	8,713,586
FLSmidth & Co. A/Sa	39,438	1,430,802
Genmab A/Sb	54,673	9,007,230
GN Store Nord A/S	143,643	2,908,357
ISS A/S	156,468	6,142,375
Jyske Bank A/S Registered	66,320	3,005,150
Matas A/S	52,388	1,015,159
NKT Holding A/S	26,097	1,755,144
NNIT A/Sa,c	17,819	529,097
Novo Nordisk A/S Class B	1,847,997	66,010,105
Novozymes A/S Class B	221,864	8,228,991
Pandora A/S	106,959	13,901,526
Per Aarsleff Holding A/Sa	24,228	571,234
Rockwool International A/S Class B	7,154	1,195,470
Royal Unibrew A/S	41,836	1,954,276
Schouw & Co. AB	16,606	1,053,452
SimCorp A/S	42,101	2,323,383
Solar A/S Class B	8,706	477,883
Spar Nord Bank A/S	126,607	1,268,654
Sydbank A/S	78,887	2,463,275
TDC A/Sb	764,300	4,211,103
Topdanmark A/Sb	77,851	2,093,648
TORM PLC	26,709	228,277
Tryg A/S	115,593	2,255,257
Vestas Wind Systems A/S	212,140	16,990,207
William Demant Holding A/Sb	122,930	2,286,092

		226,629,663
FINLAND — 1.03%
Amer Sports OYJ	115,729	3,146,182

Security	Shares	Value
Cargotec OYJ Class B	34,325	$1,406,500
Caverion Corp.[a]	100,155	720,222
Citycon OYJ	403,953	945,849
Cramo OYJ	38,580	1,012,879
Elisa OYJ	134,228	4,517,222
Fortum OYJ	433,257	7,214,285
Huhtamaki OYJ	89,789	3,620,135
Kemira OYJ	105,110	1,251,307
Kesko OYJ Class B	61,362	3,045,761
Kone OYJ Class B	326,501	15,007,188
Konecranes OYJ	49,635	1,689,427
Metsa Board OYJ	190,532	1,093,389
Metso OYJ	105,834	2,772,765
Neste OYJ	125,202	5,397,904
Nokia OYJ	5,630,756	25,109,472
Nokian Renkaat OYJ	108,761	3,644,673
Oriola-KD OYJ Class B	111,299	520,966
Orion OYJ Class B	97,383	4,140,882
Outokumpu OYJ[b]	281,689	1,960,801
Outotec OYJ[a,b]	160,094	696,365
PKC Group OYJ[a]	26,476	463,497
Ramirent OYJ	72,841	536,581
Sampo OYJ Class A	433,460	19,847,392
Sanoma OYJ	72,702	680,205
Sponda OYJ	218,747	1,033,977
Stora Enso OYJ Class R	513,649	4,850,781
Technopolis OYJ	206,625	713,483
Tieto OYJ	58,561	1,604,223
UPM-Kymmene OYJ	511,671	11,890,951
Uponor OYJ	57,286	973,352
Valmet OYJ	117,770	1,746,716
Wartsila OYJ Abp	142,851	6,169,777
YIT OYJ	118,637	987,079

		140,412,188
FRANCE — 9.06%
AB Science SAa,b	28,375	315,402
ABC Arbitrage	97,858	812,049
Accor SA	160,856	6,098,387
Adocia[a,b]	6,773	369,743
Aeroports de Paris	29,267	2,951,910
Air France-KLM[b]	138,941	846,523
Air Liquide SA	374,625	38,060,345
Airbus Group SE	566,085	33,602,380

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Albioma SA	25,447	$419,820
Alstom SAb	147,210	3,948,764
Alten SA	31,305	2,234,351
Altran Technologies SA	141,789	2,020,579
APERAM SAa	46,296	2,100,783
ArcelorMittal[b]	1,780,760	11,981,804
Arkema SA	65,104	6,164,684
Assystem	13,222	395,685
Atos SE	85,068	8,823,464
AXA SA	1,874,334	42,192,147
BNP Paribas SA	1,020,462	59,108,452
Boiron SA	7,931	669,783
Bollore SAa	854,212	2,809,162
Bonduelle SCA	15,128	358,200
Bourbon Corp.[a]	19,084	248,947
Bouygues SA	198,599	6,466,906
Bureau Veritas SA	259,158	4,889,173
Capgemini SA	157,927	13,067,070
Carrefour SA	529,465	13,868,651
Casino Guichard Perrachon SA	53,945	2,680,568
Cellectis SAa,b	27,541	487,576
CGG SAa,b	21,365	564,196
Christian Dior SE	53,189	10,247,244
Cie. de Saint-Gobain	471,767	20,916,178
Cie. Generale des Etablissements Michelin Class B	174,090	18,822,305
CNP Assurances	166,908	2,888,096
Coface SAb	106,773	690,446
Credit Agricole SA	1,003,000	10,810,175
Danone SA	568,294	39,296,574
Dassault Systemes	126,235	9,982,650
DBV Technologies SAa,b	19,020	1,312,699
Derichebourg SA	98,708	308,813
Edenred	201,252	4,656,027
Eiffage SA	55,846	4,128,569
Electricite de France SA	243,383	2,723,993
Elior Group[c]	106,240	2,382,196
Elis SA	92,887	1,541,597
Engie SA	1,415,393	20,379,666
Eramet[a,b]	11,111	520,812
Essilor International SA	198,684	22,302,461
Esso SA Francaise[b]	2,163	86,971
Etablissements Maurel et Prom[a,b]	165,875	729,147

Security	Shares	Value
Euler Hermes Group	15,216	$1,318,537
Eurazeo SA	40,394	2,321,596
Eurofins Scientific SE	10,550	4,786,718
Europcar Groupe SAa,b,c	93,733	869,883
Eutelsat Communications SA	172,542	3,612,585
Faiveley Transport SA	10,013	1,090,491
Faurecia	63,671	2,338,870
FFP	4,404	323,454
Fonciere des Regions	30,431	2,656,335
Gaztransport Et Technigaz SA	29,077	981,726
Gecina SA	39,129	5,696,220
Genfit[a,b]	31,672	591,957
Groupe Eurotunnel SE Registered	450,308	4,211,139
Groupe Fnac SAb	17,617	1,199,260
Guerbet	6,755	400,750
Havas SA	186,579	1,515,757
Hermes International	25,752	10,419,454
ICADE	34,181	2,453,485
Iliad SA	25,603	5,363,416
Imerys SA	35,486	2,464,689
Ingenico Group SA	53,282	4,211,199
Innate Pharma SAa,b	54,218	635,942
Ipsen SA	36,508	2,519,664
IPSOS	36,377	1,186,325
JCDecaux SA	73,134	2,233,122
Kering	73,112	16,193,378
Klepierre	208,283	8,508,341
Korian SA	47,459	1,451,746
L’Oreal SA	244,646	43,726,917
Lagardere SCA	114,332	2,907,674
Legrand SA	256,815	14,495,500
LISI	13,182	389,647
LVMH Moet Hennessy Louis Vuitton SE	269,611	48,927,917
Marie Brizard Wine & Spirits SAa,b	30,654	520,509
Mercialys SA	54,054	1,118,123
Mersen	15,319	306,131
Metropole Television SA	71,704	1,247,806
Natixis SA	896,980	4,527,957
Naturex[b]	5,973	541,290
Neopost SA	35,739	1,080,505
Nexans SAb	27,419	1,556,337
Nexity SA	39,557	1,983,613

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Orange SA	1,911,786	$30,073,302
Orpea	41,566	3,455,624
Parrot SAa,b	26,394	234,358
Pernod Ricard SA	204,442	24,282,253
Peugeot SAb	462,528	6,918,334
Plastic Omnium SA	58,387	1,899,634
Publicis Groupe SA	182,985	12,536,764
Rallye SAa	26,489	478,824
Remy Cointreau SA	22,069	1,787,792
Renault SA	184,289	15,981,618
Rexel SA	291,855	4,042,335
Rubis SCA	39,189	3,569,033
Safran SA	301,938	20,729,562
Sanofi	1,118,701	87,019,698
Sartorius Stedim Biotech	28,484	1,918,101
Schneider Electric SE	538,498	36,091,046
SCOR SE	157,800	5,101,192
SEB SA	22,004	3,233,392
SES SA	357,247	8,204,319
SFR Group SA	107,148	2,882,362
Societe BIC SA	28,520	3,948,597
Societe Generale SA	737,413	28,745,011
Sodexo SA	90,309	10,473,857
Solocal Group[a,b]	67,682	234,598
Sopra Steria Group	15,174	1,541,283
SPIE SA	85,833	1,621,174
STMicroelectronics NV	620,351	5,907,412
Suez	322,951	5,106,724
Tarkett SA	21,376	760,264
Technicolor SA Registered	353,786	2,065,531
Technip SA	106,562	7,057,860
Teleperformance	55,782	5,886,742
Television Francaise 1[a]	123,340	1,135,455
Thales SA	102,694	9,655,403
Total SA	2,155,294	103,294,360
Trigano SA	10,494	741,402
Ubisoft Entertainment SAa,b	87,848	2,985,269
Unibail-Rodamco SE	94,663	22,518,006
Valeo SA	229,448	13,204,851
Vallourec SAb	315,201	1,546,563
Veolia Environnement SA	439,181	9,570,836
Vicat SA	20,279	1,273,103
Vilmorin & Cie SA	5,650	339,220
Vinci SA	486,735	35,204,228

Security	Shares	Value
Virbac SAb	4,323	$687,137
Vivendi SA	1,121,574	22,646,834
Wendel SA	27,552	3,165,223
Worldline SA/France[b,c]	51,040	1,400,990
Zodiac Aerospace	196,984	4,787,255

		1,236,114,819
GERMANY — 8.16%
Aareal Bank AG	56,554	2,037,450
adidas AG	181,903	29,790,679
ADO Properties SAc	31,120	1,132,406
ADVA Optical Networking SEb	57,734	458,585
AIXTRON SEb	108,908	538,665
Allianz SE Registered	439,908	68,476,277
Alstria office REIT AGa	136,404	1,757,679
AURELIUS Equity Opportunities SE & Co KGaA	24,305	1,446,190
Aurubis AG	31,261	1,623,976
Axel Springer SE	42,725	2,136,386
BASF SE	885,561	77,951,408
Bauer AG	17,930	246,079
Bayer AG Registered	798,399	79,022,283
Bayerische Motoren Werke AG	317,223	27,600,121
BayWa AGa	15,731	527,073
Bechtle AG	16,169	1,697,117
Beiersdorf AG	96,776	8,508,088
Bertrandt AGa	7,113	756,725
Bijou Brigitte AG	3,228	191,081
Bilfinger SEa,b	36,368	1,279,519
Borussia Dortmund GmbH & Co. KGaA	125,300	789,785
Brenntag AG	148,111	7,906,088
CANCOM SEa	18,916	857,630
Carl Zeiss Meditec AG Bearer	34,611	1,242,744
Cewe Stiftung & Co. KGAA	10,216	976,534
comdirect bank AG	37,647	381,529
Commerzbank AG	1,013,817	6,875,901
CompuGroup Medical SE	24,791	1,096,004
Continental AG	105,631	20,211,623
Covestro AGc	69,375	4,094,473
CTS Eventim AG & Co. KGaA	51,969	1,864,577
Daimler AG Registered	925,056	65,821,772
Deutsche Bank AG Registered[b]	1,334,218	19,240,112
Deutsche Beteiligungs AG	20,137	678,892
Deutsche Boerse AGb	185,690	14,427,868

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Deutsche Euroshop AG	44,012	$1,898,479
Deutsche Lufthansa AG Registered	221,904	2,832,661
Deutsche Pfandbriefbank AGc	110,059	1,129,012
Deutsche Post AG Registered	929,487	28,763,659
Deutsche Telekom AG Registered	3,101,522	50,471,360
Deutsche Wohnen AG Bearer	326,956	10,651,924
DEUTZ AG	119,098	587,499
Dialog Semiconductor PLC[b]	75,492	2,958,468
DIC Asset AG	69,887	669,496
DMG Mori AG	42,783	1,955,443
Drillisch AGa	42,852	1,954,134
Duerr AG	24,610	1,831,772
E.ON SE	1,929,368	14,111,106
ElringKlinger AGa	29,672	458,948
Evonik Industries AG	156,538	4,883,651
Evotec AGb	164,638	902,562
Fraport AG Frankfurt Airport Services Worldwide	37,779	2,239,220
Freenet AG	120,315	3,442,971
Fresenius Medical Care AG & Co. KGaA	211,219	17,182,460
Fresenius SE & Co. KGaA	394,804	29,100,415
GEA Group AG	175,523	6,777,585
Gerresheimer AG	30,224	2,276,469
Gerry Weber International AGa	30,375	378,754
Gesco AG	4,437	354,185
Grammer AG	18,189	1,037,415
Grand City Properties SA	113,447	1,990,392
GRENKE AG	9,287	1,614,613
Hamborner REIT AG	102,484	1,011,761
Hamburger Hafen und Logistik AG	26,373	419,485
Hannover Rueck SE	59,018	6,569,833
HeidelbergCement AG	134,293	12,683,789
Heidelberger Druckmaschinen AGa,b	316,440	839,454
Henkel AG & Co. KGaA	104,307	11,468,439
HOCHTIEF AG	20,615	2,810,083
HUGO BOSS AG	63,923	4,008,843
Hypoport AGa,b	4,201	335,484
Indus Holding AG	22,934	1,350,283
Infineon Technologies AG	1,083,988	19,434,124
Innogy SEb,c	136,787	5,424,295

Security	Shares	Value
Jenoptik AG	62,319	$1,067,066
K+S AG Registered	183,302	3,703,245
KION Group AG	63,461	3,827,520
Kloeckner & Co. SEb	77,620	967,440
Koenig & Bauer AGb	14,683	688,646
Krones AG	15,212	1,548,311
KUKA AG New[b]	20,272	2,302,217
KWS Saat SE	2,505	818,303
Lanxess AG	87,948	5,623,515
LEG Immobilien AG	60,738	5,116,085
LEONI AGa	32,502	1,232,219
Linde AG	179,130	29,513,264
MAN SE	35,722	3,648,003
Merck KGaA	122,624	12,589,821
METRO AG	166,468	4,979,941
MLP AG	84,990	344,714
MorphoSys AGa,b	25,505	1,127,570
MTU Aero Engines AG	48,990	5,106,068
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	154,543	29,917,822
Nemetschek SE	18,351	1,142,610
Nordex SEa,b	62,767	1,648,229
NORMA Group SE	33,540	1,541,254
Osram Licht AG	85,405	4,835,524
PATRIZIA Immobilien AGb	44,996	928,783
Pfeiffer Vacuum Technology AG	9,031	818,415
ProSiebenSat.1 Media SE Registered	212,174	9,131,296
QIAGEN NVb	210,468	5,146,100
Rational AG	3,530	1,828,380
Rheinmetall AG	37,253	2,577,207
RHOEN-KLINIKUM AG	38,318	1,065,017
RTL Group SAb	39,399	3,083,709
RWE AGb	472,909	7,496,108
SAF-Holland SA	62,492	837,458
Salzgitter AG	37,855	1,240,750
SAP SE	949,889	83,551,397
SGL Carbon SEa,b	44,156	549,867
Siemens AG Registered	737,477	83,631,312
Sixt SEa	14,685	888,593
SMA Solar Technology AGa	12,675	324,711
Software AG	51,772	1,878,507

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
STADA Arzneimittel AG	58,238	$2,911,447
STRATEC Biomedical AG	6,135	349,643
Stroeer SE & Co. KGaA[a]	28,019	1,275,417
Suedzucker AG	68,889	1,762,547
Symrise AG	118,711	8,134,491
TAG Immobilien AG	116,601	1,554,268
Takkt AG	32,500	768,820
Telefonica Deutschland Holding AG	725,062	2,806,486
ThyssenKrupp AG	351,018	8,115,138
TLG Immobilien AG	73,347	1,534,089
Uniper SEb	193,062	2,566,070
United Internet AG Registered[d]	121,044	4,961,222
Volkswagen AG	33,976	5,065,252
Vonovia SE	448,732	15,782,617
Vossloh AGa,b	11,406	691,305
Wacker Chemie AGa	15,184	1,350,551
Wacker Neuson SE	32,455	448,273
WCM Beteiligungs & Grundbesitz-AGa,b	178,260	526,040
Wincor Nixdorf AGb	27,646	2,010,471
Wirecard AGa	114,544	5,426,213
XING AG	3,331	677,160
Zalando SEb,c	83,457	3,658,509
zooplus AGa,b	6,538	928,479

		1,114,025,350
HONG KONG — 3.28%Mapletree
AIA Group Ltd.	11,682,800	73,743,923
ASM Pacific Technology Ltd.	242,500	2,340,616
Bank of East Asia Ltd. (The)[a]	1,211,800	4,883,234
BEP International Holdings Ltd.	12,780,000	840,481
BOC Hong Kong Holdings Ltd.	3,635,500	12,985,854
Brightoil Petroleum Holdings Ltd.[a]	3,285,000	948,877
Cafe de Coral Holdings Ltd.[a]	352,000	1,243,712
Cathay Pacific Airways Ltd.	1,128,000	1,486,574
Champion REIT[a]	2,119,000	1,205,025
Cheung Kong Infrastructure Holdings Ltd.	666,000	5,457,785
Cheung Kong Property Holdings Ltd.	2,604,516	19,294,950

Security	Shares	Value
China Innovative Finance Group Ltd.[b]	5,190,000	$575,562
China LNG Group Ltd.[a,b]	21,025,000	615,444
China Strategic Holdings Ltd.[a,b]	12,205,000	289,589
Chow Sang Sang Holdings International Ltd.[a]	298,000	526,458
Citic Telecom International Holdings Ltd.	1,610,000	552,248
CK Hutchison Holdings Ltd.	2,616,016	32,367,710
CK Life Sciences International Holdings Inc.	3,350,000	293,752
CLP Holdings Ltd.	1,637,500	16,660,380
Dah Sing Banking Group Ltd.	490,400	887,859
Dah Sing Financial Holdings Ltd.[a]	162,400	1,103,629
Digital Domain Holdings Ltd.[a,b]	7,480,000	588,380
Esprit Holdings Ltd.[b]	1,813,700	1,496,828
Far East Consortium International Ltd./HK	1,108,000	454,353
First Pacific Co. Ltd./Hong Kong	2,182,250	1,654,659
Freeman FinTech Corp. Ltd.[b]	11,300,000	772,291
G-Resources Group Ltd.	23,342,400	409,365
Galaxy Entertainment Group Ltd.	2,269,000	9,319,026
Giordano International Ltd.	1,340,000	706,732
Global Brands Group Holding Ltd.[a,b]	6,132,000	695,843
Great Eagle Holdings Ltd.	254,000	1,128,365
Guotai Junan International Holdings Ltd.[a]	2,426,000	929,124
Haitong International Securities Group Ltd.	1,882,000	1,208,580
Hang Lung Properties Ltd.	2,191,000	4,836,963
Hang Seng Bank Ltd.	752,000	13,585,717
Henderson Land Development Co. Ltd.	1,065,628	6,314,191
HK Electric Investments & HK Electric Investments Ltd.[c]	2,842,500	2,815,064
HKBN Ltd.	1,060,000	1,250,701
HKT Trust & HKT Ltd.	2,705,200	3,718,632
Hong Kong & China Gas Co. Ltd.	7,663,293	15,020,542
Hong Kong Exchanges & Clearing Ltd.	1,118,200	29,617,372
Hongkong Land Holdings Ltd.	1,181,700	7,917,390

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Hopewell Holdings Ltd.	569,000	$1,995,758
Hsin Chong Group Holdings Ltd.[a,b]	5,168,000	229,916
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,784,000	575,124
Hybrid Kinetic Group Ltd.[b]	14,468,000	419,776
Hysan Development Co. Ltd.	623,000	2,876,058
Johnson Electric Holdings Ltd.	389,750	942,856
Kerry Logistics Network Ltd.	706,500	938,374
Kerry Properties Ltd.	618,000	1,956,440
Kowloon Development Co. Ltd.	289,000	289,565
KuangChi Science Ltd.[a,b]	1,308,000	455,405
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	1,122,000	448,519
Li & Fung Ltd.[a]	5,794,000	2,854,095
Link REIT	2,177,000	15,524,233
Luk Fook Holdings International Ltd.	379,000	1,111,853
Macau Legend Development Ltd.[a,b]	2,449,750	429,623
Man Wah Holdings Ltd.	1,437,600	954,711
Melco Crown Entertainment Ltd. ADR[a]	185,136	3,099,177
Melco International Development Ltd.[a]	792,000	1,035,595
MGM China Holdings Ltd.	948,000	1,569,640
MTR Corp. Ltd.	1,465,500	8,116,627
New World Development Co. Ltd.	5,441,000	6,784,718
NewOcean Energy Holdings Ltd.[a]	1,440,000	371,381
Nord Anglia Education Inc.[b]	43,430	935,482
NWS Holdings Ltd.	1,610,166	2,852,883
Orient Overseas International Ltd.	232,500	870,955
Pacific Basin Shipping Ltd.[a,b]	4,889,000	731,315
Pacific Textiles Holdings Ltd.[a]	860,000	1,084,586
PCCW Ltd.	4,273,000	2,545,666
Power Assets Holdings Ltd.	1,364,000	12,831,170
Prosperity REIT	1,830,000	790,538
Regal REIT[a]	699,000	184,781
Regina Miracle International Holdings Ltd.[a,c]	433,000	443,338
Sa Sa International Holdings Ltd.	948,000	433,974

Security	Shares	Value
Sands China Ltd.	2,348,800	$10,222,248
Shangri-La Asia Ltd.	1,224,000	1,346,347
Shun Tak Holdings Ltd.[a,b]	1,880,000	635,164
Singamas Container Holdings Ltd.[b]	1,476,000	154,169
Sino Land Co. Ltd.	3,030,000	5,157,547
SITC International Holdings Co. Ltd.[a]	1,436,000	849,951
SJM Holdings Ltd.	1,945,000	1,346,854
SmarTone Telecommunications Holdings Ltd.	445,500	673,290
SOCAM Development Ltd.[b]	258,000	100,141
Sun Hung Kai Properties Ltd.	1,400,000	20,905,627
Sunlight REIT[a]	1,120,000	693,244
Swire Pacific Ltd. Class A	517,000	5,376,771
Swire Properties Ltd.	1,194,200	3,434,065
Techtronic Industries Co. Ltd.	1,343,500	5,058,795
Television Broadcasts Ltd.	56,900	206,179
Texwinca Holdings Ltd.	804,000	564,003
Town Health International Medical Group Ltd.	5,006,000	800,459
Truly International Holdings Ltd.	1,610,000	631,141
United Laboratories International Holdings Ltd. (The)[a,b]	702,000	388,348
Value Partners Group Ltd.	1,083,000	1,036,237
VTech Holdings Ltd.[a]	169,200	2,077,131
WH Group Ltd.[c]	5,749,500	4,663,450
Wharf Holdings Ltd. (The)	1,326,000	9,968,703
Wheelock & Co. Ltd.	803,000	4,959,954
Wynn Macau Ltd.[a]	1,520,800	2,333,703
Xinyi Glass Holdings Ltd.[a]	1,782,000	1,532,711
Yue Yuen Industrial Holdings Ltd.	736,000	2,804,542

		447,348,686
IRELAND — 0.51%
Bank of Ireland[b]	26,709,527	5,709,404
C&C Group PLC	339,917	1,304,160
CRH PLC	802,326	26,090,665
Glanbia PLC	189,237	3,078,434
Green REIT PLC	566,054	843,892

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Hibernia REIT PLC	675,349	$949,828
Irish Continental Group PLC	180,638	841,170
Kerry Group PLC Class A	155,362	11,264,163
Kingspan Group PLC	146,836	3,589,445
Origin Enterprises PLC	120,106	743,880
Paddy Power Betfair PLC	77,219	7,982,259
Ryanair Holdings PLC ADR[b]	34,649	2,601,793
Smurfit Kappa Group PLC	228,411	4,997,669

		69,996,762
ISRAEL — 0.78%
Airport City Ltd.[a,b]	64,733	703,675
Alony Hetz Properties & Investments Ltd.	116,758	1,003,206
Azrieli Group Ltd.	44,323	1,885,692
Bank Hapoalim BM	1,051,457	6,061,202
Bank Leumi le-Israel BMb	1,413,837	5,330,372
Bezeq The Israeli Telecommunication Corp. Ltd.	2,055,746	3,730,713
Caesarstone Ltd.[b]	25,514	901,920
Cellcom Israel Ltd.[b]	56,887	429,093
Check Point Software Technologies Ltd.[b]	127,348	10,768,547
Clal Insurance Enterprises Holdings Ltd.[a,b]	41,129	472,148
CyberArk Software Ltd.[b]	21,730	1,015,877
Delek Automotive Systems Ltd.	52,261	446,315
Delek Group Ltd.[a]	4,434	868,975
Elbit Systems Ltd.	24,442	2,418,299
First International Bank of Israel Ltd.[a]	59,102	760,184
Frutarom Industries Ltd.	39,671	2,096,809
Gazit-Globe Ltd.	97,356	877,058
Harel Insurance Investments & Financial Services Ltd.	160,525	620,249
Israel Chemicals Ltd.	519,524	1,847,762
Israel Corp. Ltd. (The)[b]	3,927	584,853
Israel Discount Bank Ltd. Class Ab	1,046,428	1,920,554
Ituran Location and Control Ltd.	30,097	800,580
Melisron Ltd.	20,119	852,282
Migdal Insurance & Financial Holding Ltd.[a,b]	578,556	382,772
Mizrahi Tefahot Bank Ltd.	144,458	1,880,621

Security	Shares	Value
Mobileye NVb	171,614	$6,380,608
Nice Ltd.	60,618	4,019,945
Oil Refineries Ltd.[b]	1,528,202	538,752
Orbotech Ltd.[b]	48,485	1,328,489
Partner Communications Co. Ltd.[b]	112,659	525,060
Paz Oil Co. Ltd.	8,146	1,271,308
Plus500 Ltd.	77,196	582,927
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	13,201	530,693
Shikun & Binui Ltd.[a]	312,341	541,618
Shufersal Ltd.	132,559	500,112
Strauss Group Ltd.	48,976	770,211
Taro Pharmaceutical Industries Ltd.[b]	17,258	1,751,860
Teva Pharmaceutical Industries Ltd.	887,810	37,147,152
Tower Semiconductor Ltd.[b]	77,991	1,206,002
Wix.com Ltd.[b]	27,284	1,091,360

		106,845,855
ITALY — 2.12%
A2A SpA	1,643,930	2,236,377
ACEA SpA	82,572	1,068,082
Amplifon SpA[a]	105,907	1,117,998
Anima Holding SpA[c]	254,788	1,239,528
Ansaldo STS SpA	113,999	1,308,391
Assicurazioni Generali SpA	1,138,232	14,685,786
Astaldi SpA[a]	68,272	275,261
ASTM SpA	40,767	439,514
Atlantia SpA	399,788	9,777,307
Autogrill SpA	131,513	1,094,930
Azimut Holding SpA	114,058	1,827,945
Banca Carige SpA[a,b]	1,009,772	343,807
Banca Generali SpA	62,425	1,384,345
Banca IFIS SpA	25,218	728,419
Banca Mediolanum SpA	263,109	1,817,047
Banca Popolare dell’Emilia Romagna SC	479,834	2,248,099
Banca Popolare di Milano Scarl	3,640,839	1,666,679
Banca Popolare di Sondrio SCPA	510,194	1,700,196
Banco Popolare SCa	686,797	1,975,523

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Beni Stabili SpA SIIQ	1,265,981	$737,599
Brembo SpA	30,619	1,889,685
Buzzi Unicem SpA	88,801	1,724,930
Cerved Information Solutions SpA	207,833	1,671,108
CIR-Compagnie Industriali Riunite SpA	417,591	465,088
CNH Industrial NV	997,714	7,743,357
Credito Emiliano SpA	103,326	581,055
Credito Valtellinese SC	1,449,629	636,269
Danieli & C Officine Meccaniche SpA	14,245	265,461
Danieli & C Officine Meccaniche SpA RSP	36,670	490,412
Davide Campari-Milano SpA	286,726	2,883,786
De’ Longhi SpA	63,550	1,485,226
DiaSorin SpA	23,181	1,423,017
Ei Towers SpA[b]	21,434	1,010,326
Enel SpA	7,433,642	31,943,143
Eni SpA	2,459,633	35,617,470
ERG SpA	76,859	852,639
EXOR SpA	109,381	4,641,464
Ferrari NV	119,381	6,278,926
Fiat Chrysler Automobiles NVa	871,211	6,369,995
FinecoBank Banca Fineco SpA	228,873	1,334,738
Geox SpA[a]	182,745	393,439
Hera SpA	822,209	2,100,042
Industria Macchine Automatiche SpA	16,559	1,022,864
Infrastrutture Wireless Italiane SpA[c]	260,728	1,231,842
Interpump Group SpA	75,615	1,211,840
Intesa Sanpaolo SpA	12,335,102	28,530,878
Iren SpA	709,264	1,271,983
Leonardo-Finmeccanica SpA[b]	151,188	1,839,629
Luxottica Group SpA	168,516	8,377,383
MARR SpA	45,267	832,652
Mediaset SpA	754,442	2,153,559
Mediobanca SpA	548,475	4,013,267
Moncler SpA	135,865	2,259,348
OVS SpA[c]	150,236	821,468
Piaggio & C SpA[a]	249,438	434,760
Poste Italiane SpA[c]	530,544	3,527,298
Prysmian SpA	189,670	4,713,463
Recordati SpA	105,056	2,968,887

Security	Shares	Value
Reply SpA	5,625	$706,022
Safilo Group SpA[a,b]	52,474	548,472
Saipem SpA[b]	5,966,678	2,452,753
Salini Impregilo SpA	235,197	654,870
Salvatore Ferragamo SpA	49,722	1,214,923
Saras SpA	100,048	173,502
Snam SpA	2,424,791	12,763,988
Societa Cattolica di Assicurazioni Scrl	165,827	1,001,606
Societa Iniziative Autostradali e Servizi SpA	78,043	729,748
Telecom Italia SpA/Milano[b]	9,816,822	8,506,732
Tenaris SA	468,682	6,617,350
Terna Rete Elettrica Nazionale SpA	1,534,275	7,504,516
Tod’s SpA[a]	15,145	884,884
TREVI-Finanziaria Industriale SpA[a,b]	182,522	268,708
UniCredit SpA	5,094,777	12,621,866
Unione di Banche Italiane SpA[a]	903,665	2,488,382
Unipol Gruppo Finanziario SpA	450,975	1,377,284
UnipolSai SpA	1,181,953	2,254,444
Yoox Net-A-Porter Group SpA[b]	55,318	1,588,758

		289,044,338
JAPAN — 25.73%
77 Bank Ltd. (The)	346,000	1,563,972
ABC-Mart Inc.	32,800	1,994,500
Accordia Golf Co. Ltd.	56,800	572,946
Acom Co. Ltd.[b]	390,000	1,796,260
Activia Properties Inc.	525	2,547,937
Adastria Co. Ltd.	27,400	717,560
ADEKA Corp.	96,600	1,461,617
Advance Residence Investment Corp.	1,239	3,459,320
Advantest Corp.	152,100	2,175,442
Aeon Co. Ltd.	633,200	8,755,194
Aeon Delight Co. Ltd.	25,000	738,688
AEON Financial Service Co. Ltd.	107,900	1,900,584
Aeon Mall Co. Ltd.	112,200	1,665,623
AEON REIT Investment Corp.	1,046	1,267,125
Ai Holdings Corp.	37,400	919,296
Aica Kogyo Co. Ltd.	56,700	1,618,690
Aichi Steel Corp.	11,400	548,927

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Aida Engineering Ltd.	72,600	$624,546
Aiful Corp.[a,b]	308,600	939,735
Ain Holdings Inc.	22,600	1,524,804
Air Water Inc.	146,600	2,744,085
Aisin Seiki Co. Ltd.	184,800	8,115,830
Ajinomoto Co. Inc.	537,600	11,953,204
Akebono Brake Industry Co. Ltd.[a,b]	215,200	409,573
Alfresa Holdings Corp.	185,100	3,913,900
Alpine Electronics Inc.	42,300	563,544
Alps Electric Co. Ltd.	182,000	4,364,467
Amada Holdings Co. Ltd.	326,900	3,726,756
Amano Corp.	66,200	1,231,584
ANA Holdings Inc.	1,071,000	3,008,604
AnGes MG Inc.[a,b]	82,200	197,120
Anritsu Corp.	152,100	806,202
AOKI Holdings Inc.	49,200	595,073
Aoyama Trading Co. Ltd.	45,200	1,591,474
Aozora Bank Ltd.	1,107,000	3,655,412
Arcs Co. Ltd.	43,800	1,099,950
Ariake Japan Co. Ltd.	18,900	1,055,745
Asahi Diamond Industrial Co. Ltd.	91,500	681,777
Asahi Glass Co. Ltd.	971,000	6,791,502
Asahi Group Holdings Ltd.	373,500	13,332,050
Asahi Holdings Inc.	35,200	632,418
Asahi Intecc Co. Ltd.	45,100	1,952,753
Asahi Kasei Corp.	1,221,000	11,012,645
Asatsu-DK Inc.	34,500	957,011
ASICS Corp.	154,200	3,289,874
ASKUL Corp.[a]	19,800	814,912
Astellas Pharma Inc.	2,041,700	30,299,578
Atom Corp.[a]	104,100	687,495
Autobacs Seven Co. Ltd.	69,000	980,977
Avex Group Holdings Inc.	51,900	686,501
Awa Bank Ltd. (The)	194,000	1,275,672
Azbil Corp.	61,300	1,820,012
Bandai Namco Holdings Inc.	192,600	5,773,326
Bando Chemical Industries Ltd.	54,500	524,333
Bank of Iwate Ltd. (The)	15,900	669,529
Bank of Kyoto Ltd. (The)	296,000	2,171,728
Bank of Nagoya Ltd. (The)	18,200	640,815
Bank of Saga Ltd. (The)	122,000	318,104
Bank of the Ryukyus Ltd.	55,600	731,210

Security	Shares	Value
Benesse Holdings Inc.	61,800	$1,619,027
BIC Camera Inc.[a]	91,500	788,005
BML Inc.	27,600	731,990
Bridgestone Corp.	627,900	23,392,763
Broadleaf Co. Ltd.	45,900	515,848
Brother Industries Ltd.	226,700	4,163,591
Calbee Inc.	78,500	2,846,125
Calsonic Kansei Corp.	163,000	2,039,730
Canon Electronics Inc.	24,300	377,848
Canon Inc.	1,025,800	29,450,812
Canon Marketing Japan Inc.	51,500	889,494
Capcom Co. Ltd.[a]	46,000	1,188,466
Casio Computer Co. Ltd.	219,900	3,067,739
Cawachi Ltd.	21,900	563,313
Central Glass Co. Ltd.	211,000	863,396
Central Japan Railway Co.	139,500	23,715,730
Chiba Bank Ltd. (The)	677,000	4,187,562
Chiyoda Co. Ltd.	25,900	615,428
Chiyoda Corp.	155,000	1,352,572
Chofu Seisakusho Co. Ltd.	15,700	403,836
Chubu Electric Power Co. Inc.	634,500	9,325,644
Chugai Pharmaceutical Co. Ltd.	218,300	7,436,970
Chugoku Bank Ltd. (The)	168,500	2,260,884
Chugoku Electric Power Co. Inc. (The)	283,900	3,317,592
Ci:z Holdings Co. Ltd.	25,800	739,002
Citizen Watch Co. Ltd.	275,500	1,549,417
CKD Corp.	71,300	888,833
Coca-Cola East Japan Co. Ltd.	63,200	1,392,884
Coca-Cola West Co. Ltd.[a]	65,500	1,935,362
Cocokara fine Inc.	20,800	804,606
COLOPL Inc.	50,000	719,893
Colowide Co. Ltd.[a]	59,300	1,151,747
Comforia Residential REIT Inc.[a]	496	1,113,445
COMSYS Holdings Corp.	104,400	1,838,934
Concordia Financial Group Ltd.	1,131,200	5,244,522
COOKPAD Inc.	50,900	483,885
Cosel Co. Ltd.	42,900	512,342
Cosmo Energy Holdings Co. Ltd.	66,000	865,471
Cosmos Pharmaceutical Corp.	9,100	1,980,463
Create SD Holdings Co. Ltd.	31,200	653,186
Credit Saison Co. Ltd.	143,900	2,486,772

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
CyberAgent Inc.	99,000	$2,878,099
CYBERDYNE Inc.[a,b]	102,300	1,535,206
Dai Nippon Printing Co. Ltd.	514,000	5,155,408
Dai-ichi Life Holdings Inc.	1,047,500	15,360,875
Daibiru Corp.	54,500	472,989
Daicel Corp.	273,400	3,600,757
Daido Steel Co. Ltd.	269,000	1,141,685
Daifuku Co. Ltd.	89,300	1,616,297
Daihen Corp.	120,000	695,437
Daiichi Sankyo Co. Ltd.	580,200	13,946,664
Daiichikosho Co. Ltd.	37,900	1,646,415
Daikin Industries Ltd.	226,500	21,726,412
Daikyo Inc.	298,000	638,055
Daikyonishikawa Corp.	40,900	527,767
Daio Paper Corp.[a]	69,600	835,849
Daiseki Co. Ltd.	50,600	1,039,109
Daishi Bank Ltd. (The)	291,000	1,251,672
Daito Trust Construction Co. Ltd.	68,000	11,372,698
Daiwa House Industry Co. Ltd.	548,400	15,060,974
Daiwa House REIT Investment Corp.	1,304	3,517,952
Daiwa Office Investment Corp.	304	1,712,595
Daiwa Securities Group Inc.	1,594,000	9,521,376
Daiwabo Holdings Co. Ltd.	325,000	785,555
DCM Holdings Co. Ltd.	91,300	799,315
DeNA Co. Ltd.	102,400	3,293,638
Denka Co. Ltd.	440,000	1,997,240
Denso Corp.	470,700	20,447,690
Dentsu Inc.	210,000	10,471,523
DIC Corp.	78,600	2,382,272
Digital Garage Inc.	42,100	796,048
Dip Corp.	31,300	830,417
Disco Corp.	27,100	3,275,158
DMG Mori Co. Ltd.	113,800	1,207,470
Don Quijote Holdings Co. Ltd.	114,900	4,368,135
Doshisha Co. Ltd.	27,300	564,263
Doutor Nichires Holdings Co. Ltd.	34,900	698,764
Dowa Holdings Co. Ltd.	239,000	1,776,267
DTS Corp.	37,500	830,756
Duskin Co. Ltd.	46,700	896,804
Earth Chemical Co. Ltd.	18,700	867,512
East Japan Railway Co.	322,700	28,426,834
Ebara Corp.	85,400	2,535,547

Security	Shares	Value
EDION Corp.[a]	73,300	$649,401
Eighteenth Bank Ltd. (The)	118,000	366,066
Eisai Co. Ltd.	243,900	15,545,912
Eizo Corp.	24,900	786,677
Electric Power Development Co. Ltd.	145,700	3,392,757
en-japan Inc.	24,800	477,899
Enplas Corp.	21,400	660,827
EPS Holdings Inc.	42,900	562,964
Euglena Co. Ltd.[a,b]	65,100	884,644
Exedy Corp.	32,900	936,422
Ezaki Glico Co. Ltd.	44,600	2,533,777
FamilyMart UNY Holdings Co. Ltd.	80,100	5,015,540
Fancl Corp.	43,400	655,429
FANUC Corp.	189,200	35,432,802
Fast Retailing Co. Ltd.	51,400	17,344,474
FCC Co. Ltd.	36,800	806,844
Fields Corp.[a]	18,400	223,248
Financial Products Group Co. Ltd.[a]	73,600	644,355
Foster Electric Co. Ltd.	37,200	683,572
FP Corp.	25,400	1,368,073
France Bed Holdings Co. Ltd.	46,200	394,361
Frontier Real Estate Investment Corp.	460	2,162,440
Fuji Co. Ltd./Ehime	23,800	499,396
Fuji Electric Co. Ltd.	543,000	2,712,804
Fuji Heavy Industries Ltd.	593,600	23,126,026
Fuji Kyuko Co. Ltd.	50,000	572,870
Fuji Machine Manufacturing Co. Ltd.	74,800	952,395
Fuji Oil Holdings Inc.	57,700	1,112,435
Fuji Seal International Inc.	24,300	1,002,431
Fuji Soft Inc.	28,000	743,931
FUJIFILM Holdings Corp.	423,200	16,008,184
Fujikura Ltd.	253,900	1,493,174
Fujimi Inc.	27,200	423,459
Fujitec Co. Ltd.	75,700	865,884
Fujitsu General Ltd.	60,000	1,377,171
Fujitsu Ltd.	1,805,000	10,702,722
Fujiya Co. Ltd.[b]	237,000	460,085
Fukuoka Financial Group Inc.	745,000	3,225,722
Fukuoka REIT Corp.	698	1,207,560
Fukuyama Transporting Co. Ltd.	148,000	842,213

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Funai Electric Co. Ltd.[a]	44,300	$361,280
Furukawa Co. Ltd.	406,000	649,075
Furukawa Electric Co. Ltd.	66,600	1,961,526
Futaba Corp.	40,500	661,350
Fuyo General Lease Co. Ltd.	19,000	963,696
Geo Holdings Corp.[a]	42,500	539,111
Global One Real Estate Investment Corp.	221	832,812
Glory Ltd.	58,000	1,917,971
GLP J-REIT	2,449	3,064,600
GMO Internet Inc.	70,000	935,909
GMO Payment Gateway Inc.[a]	17,900	822,734
Goldcrest Co. Ltd.	29,200	531,010
Gree Inc.	131,000	726,774
GS Yuasa Corp.	346,000	1,494,828
GungHo Online Entertainment Inc.[a]	441,300	1,117,056
Gunma Bank Ltd. (The)	345,100	1,648,572
Gunze Ltd.	228,000	765,894
Gurunavi Inc.	29,600	811,229
H2O Retailing Corp.	82,000	1,217,300
Hachijuni Bank Ltd. (The)	405,500	2,211,082
Hakuhodo DY Holdings Inc.	213,100	2,561,215
Hamamatsu Photonics KK	137,700	4,166,970
Hankyu Hanshin Holdings Inc.	231,400	7,663,054
Hankyu REIT Inc.	659	938,159
Hanwa Co. Ltd.	179,000	1,095,275
Harmonic Drive Systems Inc.[a]	30,600	862,222
Haseko Corp.	272,400	2,651,808
Hazama Ando Corp.	173,200	1,117,473
Heiwa Corp.	52,600	1,236,352
Heiwa Real Estate Co. Ltd.	51,800	736,444
Heiwa Real Estate REIT Inc.	1,028	775,757
Heiwado Co. Ltd.	32,500	676,690
Hibiya Engineering Ltd.	21,300	334,444
Hikari Tsushin Inc.	20,800	1,908,093
Hino Motors Ltd.	249,700	2,720,717
Hirose Electric Co. Ltd.	31,000	4,094,590
Hiroshima Bank Ltd. (The)	498,000	2,132,559
HIS Co. Ltd.	40,300	1,099,875
Hisamitsu Pharmaceutical Co. Inc.	60,800	3,245,830
Hitachi Capital Corp.	47,800	1,068,034
Hitachi Chemical Co. Ltd.	99,300	2,324,575
Hitachi Construction Machinery Co. Ltd.	103,200	2,157,591

Security	Shares	Value
Hitachi High-Technologies Corp.	66,100	$2,758,229
Hitachi Koki Co. Ltd.	74,300	628,565
Hitachi Kokusai Electric Inc.	53,000	1,058,134
Hitachi Ltd.	4,666,000	24,829,683
Hitachi Maxell Ltd.	43,500	792,715
Hitachi Metals Ltd.	205,200	2,561,949
Hitachi Transport System Ltd.	46,900	966,697
Hitachi Zosen Corp.	191,100	962,001
Hogy Medical Co. Ltd.	14,300	941,676
Hokkaido Electric Power Co. Inc.	192,000	1,459,847
Hokkoku Bank Ltd. (The)	283,000	947,956
Hokuetsu Bank Ltd. (The)	24,300	573,479
Hokuetsu Kishu Paper Co. Ltd.	136,900	855,910
Hokuhoku Financial Group Inc.	122,800	1,770,395
Hokuriku Electric Power Co.	176,600	2,004,889
Hokuto Corp.	38,600	750,806
Honda Motor Co. Ltd.	1,574,900	47,118,862
HORIBA Ltd.	36,200	1,729,305
Hoshino Resorts REIT Inc.	174	1,018,319
Hoshizaki Corp.	49,700	4,483,570
Hosiden Corp.	80,000	593,044
House Foods Group Inc.	57,700	1,287,591
Hoya Corp.	392,500	16,378,289
Hulic Co. Ltd.	290,300	2,765,288
Hulic Reit Inc.	919	1,607,386
Hyakugo Bank Ltd. (The)	258,000	950,145
Hyakujushi Bank Ltd. (The)	277,000	943,674
Ibiden Co. Ltd.	106,100	1,539,730
IBJ Leasing Co. Ltd.	37,900	792,732
Ichibanya Co. Ltd.	16,500	623,353
Ichigo Inc.	223,700	970,711
Ichigo Office REIT Investment	1,340	901,537
Idec Corp./Japan	63,000	564,743
Idemitsu Kosan Co. Ltd.	86,100	1,983,614
IDOM Inc.[a]	72,300	377,032
Ihara Chemical Industry Co. Ltd.	30,700	262,346
IHI Corp.[b]	1,427,000	3,761,517
Iida Group Holdings Co. Ltd.	143,400	2,768,793
Iino Kaiun Kaisha Ltd.	155,300	577,840
Inaba Denki Sangyo Co. Ltd.	28,700	1,041,923
Inabata & Co. Ltd.	61,200	665,667
Industrial & Infrastructure Fund Investment Corp.	320	1,683,970

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
INPEX Corp.	923,000	$8,656,885
Internet Initiative Japan Inc.	40,200	710,008
Invesco Office J-Reit Inc.	1,046	844,086
Invincible Investment Corp.	2,848	1,382,195
Iriso Electronics Co. Ltd.	9,500	522,529
Iseki & Co. Ltd.	326,000	806,585
Isetan Mitsukoshi Holdings Ltd.	328,100	3,315,813
Ishihara Sangyo Kaisha Ltd.[b]	83,800	636,365
Istyle Inc.[a]	37,900	298,987
Isuzu Motors Ltd.	574,400	7,103,134
Ito EN Ltd.	54,000	1,968,121
ITOCHU Corp.	1,441,900	18,228,712
ITOCHU Enex Co. Ltd.	63,800	490,559
Itochu Techno-Solutions Corp.	48,500	1,196,750
Itoham Yonekyu Holdings Inc.[b]	144,100	1,374,013
Iwatani Corp.	192,000	1,147,414
Iyo Bank Ltd. (The)	249,100	1,531,318
Izumi Co. Ltd.	39,100	1,808,308
J Front Retailing Co. Ltd.	237,400	3,268,952
J Trust Co. Ltd.	85,000	694,818
J-Oil Mills Inc.	13,900	494,043
Jaccs Co. Ltd.	154,000	603,778
Jafco Co. Ltd.	34,800	1,157,406
Japan Airlines Co. Ltd.	111,600	3,287,944
Japan Airport Terminal Co. Ltd.[a]	45,600	1,750,925
Japan Aviation Electronics Industry Ltd.[a]	71,000	1,016,168
Japan Communications Inc.[b]	228,600	387,218
Japan Display Inc.[a,b]	394,200	776,509
Japan Excellent Inc.	1,173	1,635,290
Japan Exchange Group Inc.	507,000	7,540,953
Japan Hotel REIT Investment Corp.	3,616	2,439,686
Japan Lifeline Co. Ltd.	10,500	544,559
Japan Logistics Fund Inc.	873	1,894,955
Japan Petroleum Exploration Co. Ltd.	31,800	698,126
Japan Post Bank Co. Ltd.	389,400	4,587,498
Japan Post Holdings Co. Ltd.	444,100	5,654,525
Japan Prime Realty Investment Corp.	799	3,440,524
Japan Real Estate Investment Corp.	1,265	7,306,990
Japan Rental Housing Investments Inc.	1,644	1,268,767

Security	Shares	Value
Japan Retail Fund Investment Corp.	2,444	$5,532,927
Japan Securities Finance Co. Ltd.	168,600	749,262
Japan Steel Works Ltd. (The)	63,500	1,363,844
Japan Tobacco Inc.	1,063,200	40,409,391
JFE Holdings Inc.	500,600	7,176,608
JGC Corp.	199,000	3,520,398
JSP Corp.	21,800	520,910
JSR Corp.	185,000	2,813,246
JTEKT Corp.	217,700	3,221,426
Juroku Bank Ltd. (The)	323,000	974,364
JVC Kenwood Corp.	240,600	650,239
JX Holdings Inc.	2,038,200	8,066,683
K’s Holdings Corp.	77,000	1,332,854
kabu.com Securities Co. Ltd.	203,500	640,991
Kadokawa Dwango[b]	57,300	845,718
Kagome Co. Ltd.	75,900	1,988,416
Kajima Corp.	868,000	5,856,326
Kakaku.com Inc.	139,400	2,341,352
Kaken Pharmaceutical Co. Ltd.	30,900	1,946,596
Kamigumi Co. Ltd.	222,000	1,894,980
Kanamoto Co. Ltd.	27,500	660,775
Kandenko Co. Ltd.	104,000	1,024,314
Kaneka Corp.	277,000	2,293,286
Kanematsu Corp.	473,000	778,693
Kansai Electric Power Co. Inc. (The)[b]	689,400	6,589,925
Kansai Paint Co. Ltd.	212,700	4,574,411
Kansai Urban Banking Corp.	25,900	287,134
Kanto Denka Kogyo Co. Ltd.	47,000	394,928
Kao Corp.	487,000	25,048,627
Kappa Create Co. Ltd.	51,400	595,269
Kato Sangyo Co. Ltd.	32,200	776,158
Kato Works Co. Ltd.	28,800	722,432
Kawasaki Heavy Industries Ltd.	1,366,000	3,990,693
Kawasaki Kisen Kaisha Ltd.[a]	849,000	2,100,585
KDDI Corp.	1,773,200	53,861,678
Keihan Holdings Co. Ltd.	506,000	3,413,941
Keihin Corp.	46,700	759,483
Keikyu Corp.	446,000	4,494,590
Keio Corp.	561,000	4,644,526
Keisei Electric Railway Co. Ltd.	134,100	3,237,491
Keiyo Bank Ltd. (The)	245,000	1,030,499
Kenedix Inc.	259,900	1,093,170

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Kenedix Office Investment Corp.	393	$2,206,500
Kenedix Residential Investment Corp.	365	1,033,678
Kenedix Retail REIT Corp.	529	1,273,607
Kewpie Corp.	105,100	2,985,426
KEY Coffee Inc.	41,300	817,865
Keyence Corp.	44,200	32,412,352
Kikkoman Corp.	144,000	4,583,718
Kinden Corp.	134,100	1,615,555
Kintetsu Group Holdings Co. Ltd.	1,746,000	7,044,811
Kintetsu World Express Inc.	43,300	589,228
Kirin Holdings Co. Ltd.	798,900	13,741,369
Kisoji Co. Ltd.	34,600	744,780
Kissei Pharmaceutical Co. Ltd.	30,900	808,043
Kitz Corp.	118,400	680,531
Kiyo Bank Ltd. (The)	67,900	1,126,228
Koa Corp.	42,800	393,849
Kobayashi Pharmaceutical Co. Ltd.	49,500	2,586,049
Kobe Steel Ltd.[b]	294,600	2,433,390
Koei Tecmo Holdings Co. Ltd.	40,200	769,685
Kohnan Shoji Co. Ltd.	31,400	620,918
Koito Manufacturing Co. Ltd.	108,000	5,632,012
Kokuyo Co. Ltd.	88,100	1,167,010
Komatsu Ltd.	891,700	19,881,554
Komeri Co. Ltd.	29,800	727,950
Komori Corp.	62,600	794,675
Konami Holdings Corp.	91,400	3,605,205
Konica Minolta Inc.	435,100	3,896,171
Konishi Co. Ltd.	44,900	533,664
Kose Corp.	29,300	2,673,902
Kotobuki Spirits Co. Ltd.	22,900	540,003
Kubota Corp.	1,027,100	16,562,030
Kumagai Gumi Co. Ltd.	364,000	966,418
Kurabo Industries Ltd.	211,000	421,659
Kuraray Co. Ltd.	340,200	5,160,383
Kureha Corp.	20,000	765,095
Kurita Water Industries Ltd.	99,600	2,357,189
Kuroda Electric Co. Ltd.	39,700	772,579
Kusuri No Aoki Co. Ltd.	14,400	734,491
KYB Corp.	195,000	892,563
Kyocera Corp.	309,300	15,040,424
Kyoei Steel Ltd.	22,800	434,802

Security	Shares	Value
Kyokuto Kaihatsu Kogyo Co. Ltd.	57,500	$679,046
KYORIN Holdings Inc.	42,600	952,657
Kyoritsu Maintenance Co. Ltd.[a]	15,500	930,723
Kyowa Exeo Corp.	89,700	1,348,680
Kyowa Hakko Kirin Co. Ltd.	253,700	3,874,849
Kyudenko Corp.	36,200	1,166,075
Kyushu Electric Power Co. Inc.	422,000	3,827,054
Kyushu Financial Group Inc.	337,100	2,242,308
Laox Co. Ltd.[a,b]	47,300	381,695
LaSalle Logiport REIT	1,066	1,129,046
Lawson Inc.	63,700	4,837,284
Leopalace21 Corp.	243,500	1,584,946
Lintec Corp.	52,500	1,144,074
Lion Corp.	205,000	3,353,428
LIXIL Group Corp.	259,300	5,954,141
M3 Inc.	190,000	5,785,792
Mabuchi Motor Co. Ltd.	47,800	2,779,255
Maeda Corp.	119,000	1,102,974
Maeda Road Construction Co. Ltd.	66,000	1,220,954
Makino Milling Machine Co. Ltd.	120,000	762,811
Makita Corp.	108,500	7,506,257
Mandom Corp.	21,900	1,021,173
Mani Inc.	37,000	861,227
Mars Engineering Corp.	12,600	249,758
Marubeni Corp.	1,580,300	8,311,670
Marudai Food Co. Ltd.	161,000	766,047
Maruha Nichiro Corp.	43,100	1,194,750
Marui Group Co. Ltd.	201,600	2,829,709
Maruichi Steel Tube Ltd.	54,200	1,745,891
Maruwa Co. Ltd./Aichi	19,500	735,762
Matsui Securities Co. Ltd.	108,200	865,929
Matsumotokiyoshi Holdings Co. Ltd.	37,900	1,951,173
Matsuya Co. Ltd.[a]	61,100	488,405
Mazda Motor Corp.	549,000	9,025,051
McDonald’s Holdings Co. Japan Ltd.[a]	64,300	1,847,895
MCUBS MidCity Investment Corp.	278	902,108
Mebuki Financial Group Inc.	911,610	3,244,442
Medipal Holdings Corp.	167,300	2,857,720
Megachips Corp.	48,800	979,390

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
MEGMILK SNOW BRAND Co. Ltd.	45,600	$1,586,030
Meidensha Corp.	212,000	710,130
MEIJI Holdings Co. Ltd.	111,000	11,069,896
Meitec Corp.	33,900	1,154,894
Melco Holdings Inc.	20,500	555,198
Menicon Co. Ltd.	15,800	447,605
Micronics Japan Co. Ltd.	48,900	565,385
Milbon Co. Ltd.	15,300	685,031
Minato Bank Ltd. (The)	13,600	248,743
Minebea Co. Ltd.	328,800	3,360,434
Miraca Holdings Inc.	56,400	2,726,479
Mirait Holdings Corp.	68,900	611,075
Misawa Homes Co. Ltd.	63,300	476,474
MISUMI Group Inc.	268,300	4,894,429
Mitsuba Corp.	43,500	635,828
Mitsubishi Chemical Holdings Corp.	1,320,200	8,681,146
Mitsubishi Corp.	1,458,400	31,795,160
Mitsubishi Electric Corp.	1,867,600	25,281,068
Mitsubishi Estate Co. Ltd.	1,209,000	23,947,600
Mitsubishi Gas Chemical Co. Inc.	175,400	2,700,644
Mitsubishi Heavy Industries Ltd.	3,086,000	13,197,396
Mitsubishi Logistics Corp.	112,000	1,517,705
Mitsubishi Materials Corp.	104,900	3,009,692
Mitsubishi Motors Corp.	663,500	3,693,653
Mitsubishi Paper Mills Ltd.[b]	79,700	522,561
Mitsubishi Pencil Co. Ltd.	18,800	941,029
Mitsubishi Shokuhin Co. Ltd.	18,200	597,516
Mitsubishi Steel Manufacturing Co. Ltd.	205,000	368,702
Mitsubishi Tanabe Pharma Corp.	218,200	4,248,344
Mitsubishi UFJ Financial Group Inc.	12,310,500	63,798,813
Mitsubishi UFJ Lease & Finance Co. Ltd.	438,960	2,126,190
Mitsui & Co. Ltd.	1,643,300	22,799,937
Mitsui Chemicals Inc.	885,000	4,362,468
Mitsui Engineering & Shipbuilding Co. Ltd.	706,000	980,882
Mitsui Fudosan Co. Ltd.	863,000	19,631,741
Mitsui Mining & Smelting Co. Ltd.	554,000	1,233,630

Security	Shares	Value
Mitsui OSK Lines Ltd.	1,087,000	$2,720,474
Mitsui Sugar Co. Ltd.	30,600	689,253
Mitsui-Soko Holdings Co. Ltd.	201,000	606,338
Mitsumi Electric Co. Ltd.[a,b]	92,500	561,593
Miura Co. Ltd.	89,700	1,547,567
Mixi Inc.	45,300	1,666,123
Miyazaki Bank Ltd. (The)	150,000	422,515
Mizuho Financial Group Inc.	22,911,700	38,613,142
Mochida Pharmaceutical Co. Ltd.	13,600	1,065,119
Modec Inc.	25,800	436,772
Monex Group Inc.	303,600	696,271
MonotaRO Co. Ltd.[a]	62,900	1,533,519
Mori Hills REIT Investment Corp.	1,447	2,035,177
MORI TRUST Sogo REIT Inc.	960	1,542,980
Morinaga & Co. Ltd./Japan	37,700	1,752,529
Morinaga Milk Industry Co. Ltd.	186,000	1,497,416
Morita Holdings Corp.	44,500	670,771
Morpho Inc.[a,b]	5,700	241,918
MOS Food Services Inc.	28,800	967,445
MS&AD Insurance Group Holdings Inc.	492,900	14,643,706
Murata Manufacturing Co. Ltd.	185,400	25,882,076
Musashi Seimitsu Industry Co. Ltd.	32,300	788,712
Musashino Bank Ltd. (The)	33,400	922,366
Nabtesco Corp.	109,800	3,280,887
Nachi-Fujikoshi Corp.	186,000	706,228
Nagaileben Co. Ltd.	26,900	590,809
Nagase & Co. Ltd.	116,300	1,488,543
Nagoya Railroad Co. Ltd.	886,000	4,670,924
Nakanishi Inc.	19,800	707,513
Nankai Electric Railway Co. Ltd.	534,000	2,423,924
NanoCarrier Co. Ltd.[a,b]	44,900	400,355
Nanto Bank Ltd. (The)	21,100	802,155
NEC Corp.	2,500,000	6,685,064
NEC Networks & System Integration Corp.	34,400	611,497
NET One Systems Co. Ltd.	116,900	848,786
Nexon Co. Ltd.	171,400	2,919,598
Next Co. Ltd.[a]	57,600	484,545
NGK Insulators Ltd.	252,700	4,636,300
NGK Spark Plug Co. Ltd.	175,400	3,465,104

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
NH Foods Ltd.	167,000	$3,995,223
NHK Spring Co. Ltd.	206,200	1,942,599
Nichi-Iko Pharmaceutical Co. Ltd.	47,300	848,911
Nichias Corp.	124,000	1,103,297
Nichicon Corp.	74,900	642,193
Nichiha Corp.	31,700	782,809
NichiiGakkan Co. Ltd.[a]	58,700	488,771
Nichirei Corp.	122,700	2,684,373
Nidec Corp.	231,000	22,355,902
Nifco Inc./Japan	41,600	2,395,014
Nihon Kohden Corp.	75,900	1,851,184
Nihon M&A Center Inc.	64,800	2,105,838
Nihon Parkerizing Co. Ltd.	100,400	1,385,355
Nihon Unisys Ltd.	63,300	771,635
Nikkon Holdings Co. Ltd.	58,800	1,263,457
Nikon Corp.	324,600	4,902,129
Nintendo Co. Ltd.	109,700	26,557,244
Nippo Corp.	57,000	1,100,024
Nippon Accommodations Fund Inc.	449	2,031,684
Nippon Building Fund Inc.	1,365	8,092,449
Nippon Denko Co. Ltd.	206,900	383,932
Nippon Electric Glass Co. Ltd.	398,000	2,162,611
Nippon Express Co. Ltd.	798,000	3,941,210
Nippon Flour Mills Co. Ltd.	64,300	950,870
Nippon Gas Co. Ltd.	35,800	1,085,055
Nippon Kayaku Co. Ltd.	145,000	1,670,981
Nippon Light Metal Holdings Co. Ltd.	515,800	1,173,109
Nippon Paint Holdings Co. Ltd.	158,600	5,403,131
Nippon Paper Industries Co. Ltd.	97,100	1,818,459
Nippon Prologis REIT Inc.	1,511	3,412,098
NIPPON REIT Investment Corp.	388	976,231
Nippon Road Co. Ltd. (The)	105,000	430,651
Nippon Seiki Co. Ltd.	51,000	981,805
Nippon Sharyo Ltd.[a,b]	129,000	326,536
Nippon Sheet Glass Co. Ltd.[a,b]	97,000	789,218
Nippon Shinyaku Co. Ltd.	48,700	2,470,105
Nippon Shokubai Co. Ltd.	25,900	1,789,351
Nippon Signal Co. Ltd.	71,900	637,682
Nippon Soda Co. Ltd.	151,000	669,610

Security	Shares	Value
Nippon Steel & Sumikin Bussan Corp.	19,272	$706,068
Nippon Steel & Sumitomo Metal Corp.	777,200	15,372,415
Nippon Suisan Kaisha Ltd.	271,600	1,305,210
Nippon Telegraph & Telephone Corp.	668,700	29,653,538
Nippon Thompson Co. Ltd.	100,700	398,641
Nippon Yusen KK	1,524,000	3,118,047
Nipro Corp.	135,000	1,667,507
Nishi-Nippon Financial Holdings Inc.[b]	128,900	1,280,598
Nishi-Nippon Railroad Co. Ltd.	316,000	1,497,531
Nishimatsu Construction Co. Ltd.	254,000	1,186,792
Nishimatsuya Chain Co. Ltd.	51,600	726,235
Nissan Chemical Industries Ltd.	120,500	4,087,953
Nissan Motor Co. Ltd.	2,379,000	24,189,575
Nissan Shatai Co. Ltd.	84,700	874,525
Nissha Printing Co. Ltd.[a]	32,000	774,383
Nisshin OilliO Group Ltd. (The)	180,000	818,766
Nisshin Seifun Group Inc.	194,500	2,865,166
Nisshin Steel Co. Ltd.	82,100	1,089,875
Nisshinbo Holdings Inc.	129,400	1,289,259
Nissin Electric Co. Ltd.	62,100	827,330
Nissin Foods Holdings Co. Ltd.	57,600	3,332,616
Nissin Kogyo Co. Ltd.	42,800	632,928
Nitori Holdings Co. Ltd.	78,000	9,330,161
Nitta Corp.	21,600	559,090
Nitto Boseki Co. Ltd.	175,000	569,539
Nitto Denko Corp.	159,800	11,140,456
Nitto Kogyo Corp.	48,300	708,746
Noevir Holdings Co. Ltd.	23,700	717,191
NOF Corp.	151,000	1,642,413
NOK Corp.	92,700	2,079,211
Nomura Co. Ltd.	47,200	766,267
Nomura Holdings Inc.	3,520,900	17,640,518
Nomura Real Estate Holdings Inc.	116,500	1,970,029
Nomura Real Estate Master Fund Inc.	3,829	6,194,319
Nomura Research Institute Ltd.	123,300	4,276,809
Noritake Co. Ltd./Nagoya Japan	13,700	312,498
Noritz Corp.	32,600	675,670
North Pacific Bank Ltd.	321,200	1,198,177

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
NS Solutions Corp.	41,800	$797,535
NSD Co. Ltd.	61,900	996,078
NSK Ltd.	425,900	4,725,693
NTN Corp.	423,000	1,602,075
NTT Data Corp.	124,000	6,395,585
NTT DOCOMO Inc.	1,341,300	33,703,218
NTT Urban Development Corp.	112,600	1,032,939
Obara Group Inc.	17,700	763,011
Obayashi Corp.	629,800	6,071,156
OBIC Business Consultants Co. Ltd.	11,600	543,655
Obic Co. Ltd.	64,500	3,351,287
Odakyu Electric Railway Co. Ltd.	285,300	5,823,557
Ogaki Kyoritsu Bank Ltd. (The)	294,000	1,051,948
Ohsho Food Service Corp.	15,200	585,088
Oiles Corp.	37,800	685,245
Oita Bank Ltd. (The)	193,000	730,970
Oji Holdings Corp.	792,000	3,353,856
Okabe Co. Ltd.	71,100	606,906
Okamoto Industries Inc.	64,000	693,077
Okasan Securities Group Inc.	198,000	1,053,262
Oki Electric Industry Co. Ltd.	76,600	999,368
Okinawa Electric Power Co. Inc. (The)	46,300	1,071,088
OKUMA Corp.	115,000	963,030
Okumura Corp.	169,000	974,582
Olympus Corp.	282,100	10,066,851
Omron Corp.	186,100	7,136,918
Ono Pharmaceutical Co. Ltd.	400,900	10,174,623
Onward Holdings Co. Ltd.	125,000	836,228
Open House Co. Ltd.	31,600	668,476
Oracle Corp. Japan	39,200	2,133,739
Orient Corp.[a,b]	413,100	770,496
Oriental Land Co. Ltd./Japan	211,100	12,328,312
ORIX Corp.	1,278,900	20,269,381
Orix JREIT Inc.	2,279	3,897,191
Osaka Gas Co. Ltd.	1,852,000	7,696,326
OSAKA Titanium Technologies Co. Ltd.[a]	25,300	338,746
OSG Corp.[a]	78,600	1,674,696
Otsuka Corp.	53,000	2,521,768
Otsuka Holdings Co. Ltd.	377,600	16,518,316
Outsourcing Inc.[a]	14,100	535,367
Oyo Corp.	32,200	372,299

Security	Shares	Value
Pacific Metals Co. Ltd.[a,b]	180,000	$541,276
Pack Corp. (The)	21,300	577,878
PAL GROUP Holdings Co. Ltd.	16,300	403,913
PALTAC Corp.	30,100	738,429
Panasonic Corp.	2,134,900	22,286,580
Paramount Bed Holdings Co. Ltd.	20,800	791,740
Park24 Co. Ltd.	101,400	3,131,208
PC Depot Corp.[a]	53,000	259,742
Penta-Ocean Construction Co. Ltd.	284,300	1,693,599
PeptiDream Inc.[a,b]	33,300	1,717,524
Pigeon Corp.	105,900	2,982,957
Pilot Corp.	29,000	1,297,045
Pioneer Corp.[b]	338,200	830,334
Plenus Co. Ltd.	29,000	596,917
Pola Orbis Holdings Inc.	22,400	1,863,025
Premier Investment Corp.	1,306	1,679,027
Press Kogyo Co. Ltd.	164,000	797,488
Prima Meat Packers Ltd.	190,000	690,679
Raito Kogyo Co. Ltd.	72,400	872,231
Rakuten Inc.	902,300	10,410,989
Recruit Holdings Co. Ltd.	357,700	14,364,505
Relia Inc.	55,900	535,674
Relo Group Inc.	10,100	1,667,555
Rengo Co. Ltd.	176,500	1,106,852
Resona Holdings Inc.	2,128,800	9,440,175
Resorttrust Inc.	78,400	1,567,478
Ricoh Co. Ltd.	642,600	5,234,483
Ricoh Leasing Co. Ltd.	21,400	618,062
Riken Corp.	12,700	465,894
Ringer Hut Co. Ltd.	29,100	739,927
Rinnai Corp.	33,000	3,171,718
Riso Kagaku Corp.	31,800	551,057
Rohm Co. Ltd.	85,000	4,473,046
Rohto Pharmaceutical Co. Ltd.	92,400	1,621,407
Round One Corp.	84,000	592,321
Royal Holdings Co. Ltd.	42,100	727,140
Ryobi Ltd.	158,000	635,999
Ryohin Keikaku Co. Ltd.	23,100	4,932,807
Ryosan Co. Ltd.	32,200	991,264
Ryoyo Electro Corp.	41,000	521,644
Saizeriya Co. Ltd.	29,300	772,058
Sakai Chemical Industry Co. Ltd.	155,000	553,124

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Sakata Seed Corp.	32,400	$932,674
San-A Co. Ltd.	19,900	1,083,199
San-in Godo Bank Ltd. (The)	149,700	1,076,968
Sanden Holdings Corp.	163,000	504,116
Sangetsu Corp.	57,500	1,110,767
Sanken Electric Co. Ltd.[b]	201,000	711,538
Sankyo Co. Ltd.	41,500	1,461,198
Sankyo Tateyama Inc.	42,300	665,787
Sankyu Inc.	255,000	1,502,070
Sanrio Co. Ltd.	48,500	908,755
Santen Pharmaceutical Co. Ltd.	362,400	5,290,209
Sanwa Holdings Corp.	201,000	2,004,549
Sanyo Shokai Ltd.[a]	221,000	355,417
Sanyo Special Steel Co. Ltd.	118,000	604,120
Sapporo Holdings Ltd.	65,400	1,847,767
Sato Holdings Corp.	29,600	652,363
Sawada Holdings Co. Ltd.	19,800	181,071
Sawai Pharmaceutical Co. Ltd.	31,500	2,035,352
SBI Holdings Inc./Japan	199,700	2,375,458
SCREEN Holdings Co. Ltd.	36,800	2,517,886
SCSK Corp.	48,500	1,809,202
Secom Co. Ltd.	204,800	14,778,497
Sega Sammy Holdings Inc.	178,300	2,631,615
Seibu Holdings Inc.	166,900	2,884,240
Seikagaku Corp.	39,200	628,931
Seiko Epson Corp.	267,300	5,425,616
Seiko Holdings Corp.	172,000	563,049
Seino Holdings Co. Ltd.	141,400	1,567,598
Seiren Co. Ltd.	62,500	731,551
Sekisui Chemical Co. Ltd.	388,100	6,112,247
Sekisui House Ltd.	577,400	9,541,372
Sekisui House Reit Inc.	888	1,197,408
Sekisui House SI Residential Investment Corp.	994	1,148,324
Senko Co. Ltd.	117,200	809,699
Senshu Ikeda Holdings Inc.	252,800	1,149,911
Septeni Holdings Co. Ltd.[a]	101,200	455,513
Seria Co. Ltd.	19,200	1,516,487
Seven & I Holdings Co. Ltd.	729,100	30,410,099
Seven Bank Ltd.	592,800	1,822,091
Sharp Corp./Japan[a,b]	1,455,000	2,506,114
Shiga Bank Ltd. (The)	225,000	1,166,913
Shikoku Chemicals Corp.	51,000	488,233
Shikoku Electric Power Co. Inc.[b]	179,300	1,685,763

Security	Shares	Value
Shima Seiki Manufacturing Ltd.	27,700	$780,508
Shimachu Co. Ltd.	46,000	1,234,429
Shimadzu Corp.	229,000	3,331,979
Shimamura Co. Ltd.	21,500	2,751,820
Shimano Inc.	71,900	12,288,376
Shimizu Corp.	534,000	4,746,215
Shin-Etsu Chemical Co. Ltd.	376,500	28,558,610
Shinko Electric Industries Co. Ltd.	89,200	574,662
Shinko Plantech Co. Ltd.	44,700	331,363
Shinmaywa Industries Ltd.	143,000	1,106,333
Shinsei Bank Ltd.	1,737,000	2,810,011
Shionogi & Co. Ltd.	288,900	14,235,373
Ship Healthcare Holdings Inc.	45,000	1,316,791
Shiseido Co. Ltd.	366,800	9,452,295
Shizuoka Bank Ltd. (The)	517,000	4,363,886
Shizuoka Gas Co. Ltd.	98,600	774,088
SHO-BOND Holdings Co. Ltd.	24,300	1,172,394
Shochiku Co. Ltd.	104,000	1,164,848
Showa Corp.	104,200	679,231
Showa Denko KK	133,900	1,769,873
Showa Sangyo Co. Ltd.	124,000	663,158
Showa Shell Sekiyu KK	186,600	1,741,967
SIIX Corp.[a]	16,900	675,453
Sintokogio Ltd.	71,300	621,505
SKY Perfect JSAT Holdings Inc.	171,500	850,278
Skylark Co. Ltd.	100,400	1,411,151
SMC Corp./Japan	55,600	16,132,122
SMS Co. Ltd.	27,000	704,258
SoftBank Group Corp.	928,500	58,333,321
Sohgo Security Services Co. Ltd.	70,300	3,204,425
Sojitz Corp.	1,163,700	3,056,394
Sompo Holdings Inc.	343,600	11,130,175
Sony Corp.	1,219,400	39,000,841
Sony Financial Holdings Inc.	173,500	2,436,942
Sosei Group Corp.[a,b]	16,400	2,462,692
Sotetsu Holdings Inc.	397,000	1,938,060
Square Enix Holdings Co. Ltd.	83,700	2,771,813
St. Marc Holdings Co. Ltd.	22,300	625,380
Stanley Electric Co. Ltd.	145,100	3,994,617
Star Micronics Co. Ltd.	57,200	814,305
Start Today Co. Ltd.	172,200	3,021,714
Sugi Holdings Co. Ltd.	38,200	2,046,591
Sumco Corp.	181,300	1,901,248

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Sumitomo Bakelite Co. Ltd.	184,000	$999,800
Sumitomo Chemical Co. Ltd.	1,524,000	7,222,268
Sumitomo Corp.	1,138,000	13,098,073
Sumitomo Dainippon Pharma Co. Ltd.	157,300	2,725,825
Sumitomo Electric Industries Ltd.	730,100	10,800,214
Sumitomo Forestry Co. Ltd.	131,100	1,826,430
Sumitomo Heavy Industries Ltd.	532,000	2,804,663
Sumitomo Metal Mining Co. Ltd.	472,000	6,106,333
Sumitomo Mitsui Construction Co. Ltd.	1,008,000	959,224
Sumitomo Mitsui Financial Group Inc.	1,295,100	45,020,700
Sumitomo Mitsui Trust Holdings Inc.	319,600	10,796,784
Sumitomo Osaka Cement Co. Ltd.	374,000	1,548,175
Sumitomo Real Estate Sales Co. Ltd.	27,900	631,888
Sumitomo Realty & Development Co. Ltd.	345,000	9,071,085
Sumitomo Riko Co. Ltd.	43,300	415,344
Sumitomo Rubber Industries Ltd.	159,800	2,673,344
Sumitomo Warehouse Co. Ltd. (The)	149,000	796,860
Sundrug Co. Ltd.	36,800	2,896,094
Suntory Beverage & Food Ltd.	135,200	5,911,824
Suruga Bank Ltd.	168,600	4,115,326
Suzuken Co. Ltd./Aichi Japan	77,800	2,498,692
Suzuki Motor Corp.	331,700	11,773,717
Sysmex Corp.	151,700	10,523,795
T&D Holdings Inc.	565,200	6,836,077
T-Gaia Corp.	27,900	429,047
Tachi-S Co. Ltd.	36,100	599,119
Tadano Ltd.	110,900	1,245,297
Taiheiyo Cement Corp.	1,165,000	3,336,965
Taikisha Ltd.	29,200	737,746
Taisei Corp.	1,021,000	7,656,164
Taisho Pharmaceutical Holdings Co. Ltd.	35,900	3,501,689
Taiyo Holdings Co. Ltd.	22,800	855,936
Taiyo Nippon Sanso Corp.	138,700	1,458,472
Taiyo Yuden Co. Ltd.	108,700	1,160,598
Takara Bio Inc.	48,400	699,620
Takara Holdings Inc.	162,400	1,539,234

Security	Shares	Value
Takara Leben Co. Ltd.	89,300	$606,749
Takasago Thermal Engineering Co. Ltd.	52,700	743,221
Takashimaya Co. Ltd.	285,000	2,324,261
Takata Corp.[a,b]	102,700	353,784
Takeda Pharmaceutical Co. Ltd.	687,600	30,753,390
Takeuchi Manufacturing Co. Ltd.	34,700	672,966
Tamron Co. Ltd.	32,700	572,565
TDK Corp.	118,600	8,193,710
TechnoPro Holdings Inc.	37,300	1,279,597
Teijin Ltd.	180,400	3,490,062
Tekken Corp.[a]	234,000	761,555
Temp Holdings Co. Ltd.	140,100	2,375,774
Terumo Corp.	331,700	12,831,141
THK Co. Ltd.	116,400	2,459,038
TIS Inc.	78,400	1,774,883
Toa Corp./Tokyo	40,000	841,604
Toagosei Co. Ltd.	116,300	1,295,973
Tobu Railway Co. Ltd.	916,000	4,497,845
TOC Co. Ltd.	44,300	400,907
Tocalo Co. Ltd.	31,900	715,803
Tochigi Bank Ltd. (The)	143,900	694,269
Toda Corp.	211,000	1,144,502
Toho Bank Ltd. (The)	214,000	812,542
Toho Co. Ltd./Tokyo	111,600	3,350,602
Toho Gas Co. Ltd.	387,000	3,583,299
Toho Holdings Co. Ltd.	54,400	1,141,476
Toho Titanium Co. Ltd.[a]	47,200	314,861
Toho Zinc Co. Ltd.	218,000	759,271
Tohoku Electric Power Co. Inc.	450,500	5,508,802
Tokai Carbon Co. Ltd.	244,000	743,018
Tokai Corp./Gifu	8,000	272,541
TOKAI Holdings Corp.	119,600	767,097
Tokai Rika Co. Ltd.	52,500	982,704
Tokai Tokyo Financial Holdings Inc.	201,400	1,023,434
Token Corp.	9,910	715,772
Tokio Marine Holdings Inc.	660,600	26,082,023
Tokuyama Corp.[a,b]	312,000	1,336,061
Tokyo Broadcasting System Holdings Inc.	43,000	676,395
Tokyo Century Corp.	42,200	1,487,853

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Tokyo Dome Corp.	95,000	$903,126
Tokyo Electric Power Co. Holdings Inc.[b]	1,415,600	5,496,168
Tokyo Electron Ltd.	151,000	13,633,611
Tokyo Gas Co. Ltd.	1,995,000	9,040,482
Tokyo Ohka Kogyo Co. Ltd.	38,700	1,373,659
Tokyo Seimitsu Co. Ltd.	41,200	1,124,046
Tokyo Steel Manufacturing Co. Ltd.	100,000	691,821
Tokyo Tatemono Co. Ltd.	192,600	2,448,624
Tokyo TY Financial Group Inc.	27,400	877,394
Tokyotokeiba Co. Ltd.	224,000	439,111
Tokyu Construction Co. Ltd.	87,400	884,105
Tokyu Corp.	1,029,000	7,706,362
Tokyu Fudosan Holdings Corp.	486,100	2,743,087
TOKYU REIT Inc.	949	1,249,861
TOMONY Holdings Inc.	161,900	836,577
Tomy Co. Ltd.	71,600	773,336
TonenGeneral Sekiyu KK	283,000	2,790,008
Topcon Corp.	101,500	1,517,405
Toppan Forms Co. Ltd.	63,000	626,493
Toppan Printing Co. Ltd.	507,000	4,766,770
Topre Corp.	39,300	908,031
Topy Industries Ltd.	23,500	545,206
Toray Industries Inc.	1,428,000	13,300,913
Toridoll Holdings Corp.	23,100	535,706
Torii Pharmaceutical Co. Ltd.	12,300	283,373
Toshiba Corp.[b]	3,893,000	14,114,602
Toshiba Machine Co. Ltd.	159,000	574,963
Toshiba TEC Corp.[b]	138,000	614,588
Tosoh Corp.	534,000	3,491,060
Totetsu Kogyo Co. Ltd.	29,400	834,005
TOTO Ltd.	136,900	5,471,571
Towa Bank Ltd. (The)	747,000	789,047
Toyo Corp./Chuo-ku	49,900	479,602
Toyo Engineering Corp.	206,000	705,714
Toyo Ink SC Holdings Co. Ltd.	205,000	953,942
Toyo Seikan Group Holdings Ltd.	160,600	2,964,876
Toyo Suisan Kaisha Ltd.	85,100	3,445,787
Toyo Tanso Co. Ltd.	26,400	379,350
Toyo Tire & Rubber Co. Ltd.	99,900	1,539,117
Toyobo Co. Ltd.	882,000	1,443,631

Security	Shares	Value
Toyoda Gosei Co. Ltd.	64,700	$1,478,277
Toyota Boshoku Corp.	63,800	1,604,031
Toyota Industries Corp.	157,600	7,221,240
Toyota Motor Corp.	2,579,600	149,225,754
Toyota Tsusho Corp.	204,200	4,824,938
TPR Co. Ltd.	26,000	750,916
Transcosmos Inc.	37,000	936,575
Trend Micro Inc./Japan	109,800	3,866,013
Trusco Nakayama Corp.	22,500	1,162,630
TS Tech Co. Ltd.	47,300	1,267,065
TSI Holdings Co. Ltd.	102,600	577,024
Tsubakimoto Chain Co.	131,000	1,038,426
Tsukuba Bank Ltd.	142,300	425,201
Tsumura & Co.	58,700	1,667,966
Tsuruha Holdings Inc.	36,100	4,163,601
TV Asahi Holdings Corp.	24,200	454,362
UACJ Corp.	257,000	838,854
Ube Industries Ltd.	1,037,000	2,141,400
ULVAC Inc.	37,700	1,191,074
Unicharm Corp.	392,000	9,320,188
Unipres Corp.	41,600	800,053
United Arrows Ltd.	27,500	750,012
United Super Markets Holdings Inc.	75,200	678,399
United Urban Investment Corp.	2,815	4,738,769
Unitika Ltd.[a,b]	1,794,000	1,212,105
Unizo Holdings Co. Ltd.	18,700	519,617
Ushio Inc.	113,600	1,369,665
USS Co. Ltd.	210,600	3,563,275
Valor Holdings Co. Ltd.	38,600	1,094,251
Vital KSK Holdings Inc.	62,400	659,717
VT Holdings Co. Ltd.	94,600	508,626
W-Scope Corp.[a]	26,000	465,147
Wacoal Holdings Corp.	102,000	1,176,419
WATAMI Co. Ltd.	43,000	465,661
Welcia Holdings Co. Ltd.	21,800	1,487,424
West Japan Railway Co.	159,500	9,823,324
Xebio Holdings Co. Ltd.	40,300	625,487
Yahoo Japan Corp.	1,411,600	5,413,473
Yakult Honsha Co. Ltd.	86,100	4,014,750
Yamada Denki Co. Ltd.	593,300	3,065,727
Yamagata Bank Ltd. (The)	133,000	574,602
Yamaguchi Financial Group Inc.	195,000	2,148,832

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Yamaha Corp.	161,000	$5,753,009
Yamaha Motor Co. Ltd.	268,900	5,974,987
Yamanashi Chuo Bank Ltd. (The)	150,000	733,692
Yamato Holdings Co. Ltd.	337,400	7,689,708
Yamato Kogyo Co. Ltd.	38,700	1,088,984
Yamazaki Baking Co. Ltd.	129,600	2,905,625
Yamazen Corp.	79,800	636,365
Yaoko Co. Ltd.	23,000	966,313
Yaskawa Electric Corp.	242,400	3,868,343
Yellow Hat Ltd.	25,600	546,422
Yodogawa Steel Works Ltd.	25,500	695,708
Yokogawa Electric Corp.	220,600	3,100,597
Yokohama Reito Co. Ltd.[a]	83,200	841,620
Yokohama Rubber Co. Ltd. (The)	106,200	1,843,353
Yondoshi Holdings Inc.	24,400	609,739
Yonex Co. Ltd.[a]	12,500	551,339
Yoshinoya Holdings Co. Ltd.	71,600	1,077,901
Yuasa Trading Co. Ltd.	31,200	747,897
Zenkoku Hosho Co. Ltd.	45,100	1,939,877
Zenrin Co. Ltd.	30,900	539,577
Zensho Holdings Co. Ltd.	87,300	1,629,943
Zeon Corp.	167,000	1,527,211
Zojirushi Corp.	41,700	575,391

		3,511,020,226
NETHERLANDS — 3.09%
Aalberts Industries NV	96,427	3,041,613
ABN AMRO Group NVc	225,701	5,201,869
Accell Group	29,479	736,779
Aegon NV	1,760,131	7,578,904
AerCap Holdings NVb	160,055	6,579,861
Akzo Nobel NV	238,264	15,378,578
Altice NV Class Aa,b	368,809	6,792,048
Altice NV Class Bb	99,024	1,840,468
Amsterdam Commodities NVa	16,635	375,100
Arcadis NV	70,360	925,544
ASM International NV	44,859	1,910,919
ASML Holding NV	354,956	37,548,429
BE Semiconductor Industries NV	33,814	1,099,590
BinckBank NV	114,676	679,577
Boskalis Westminster	83,357	2,685,997
Brunel International NVa	33,103	539,414
Corbion NV	65,018	1,498,153
COSMO Pharmaceuticals NVa	7,684	1,118,139

Security	Shares	Value
Delta Lloyd NV	440,441	$2,660,292
Eurocommercial Properties NV	47,527	2,020,404
Euronext NVc	62,634	2,502,979
Flow Traders[c]	28,948	891,851
Fugro NV CVA[a,b]	62,384	1,113,314
Gemalto NV	77,862	4,227,929
Heineken Holding NV	99,935	7,680,465
Heineken NV	222,482	18,303,558
IMCD Group NV	52,577	2,271,104
ING Groep NV	3,726,090	48,994,071
Intertrust NVb,c	26,715	562,858
InterXion Holding NVb	73,080	2,720,768
Koninklijke Ahold Delhaize NV	1,235,427	28,162,159
Koninklijke BAM Groep NV	238,437	1,108,490
Koninklijke DSM NV	174,765	11,222,607
Koninklijke KPN NV	3,265,925	10,636,501
Koninklijke Philips NV	893,169	26,885,871
Koninklijke Vopak NV	67,090	3,383,395
NN Group NV	305,369	9,188,767
NSI NV	210,070	822,095
NXP Semiconductors NVb	284,348	28,434,800
OCI NVa,b	93,887	1,301,925
PostNL NVb	405,224	1,906,535
Randstad Holding NV	114,348	5,880,716
Refresco Group NVc	61,648	898,795
RELX NV	967,067	16,299,025
SBM Offshore NV	174,004	2,495,875
SNS REAAL NVa,b	3,991	—
TKH Group NV	44,470	1,710,081
TomTom NVa,b	101,305	817,999
Unilever NV CVA	1,568,613	65,651,049
VastNed Retail NV	27,085	1,039,467
Wereldhave NV	37,848	1,692,543
Wessanen	89,632	1,069,502
Wolters Kluwer NV	292,932	11,320,809

		421,409,581
NEW ZEALAND — 0.32%
a2 Milk Co. Ltd.[b]	715,447	952,006
Air New Zealand Ltd.	529,704	731,374
Argosy Property Ltd.	744,850	559,509
Auckland International Airport Ltd.	922,991	4,351,429
Chorus Ltd.	387,149	1,012,313
Contact Energy Ltd.	724,661	2,462,508

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Fisher & Paykel Healthcare Corp. Ltd.	555,962	$3,523,935
Fletcher Building Ltd.	671,283	4,980,047
Freightways Ltd.	159,500	729,139
Genesis Energy Ltd.	615,446	862,969
Goodman Property Trust	927,501	826,100
Infratil Ltd.	572,940	1,221,447
Kiwi Property Group Ltd.	1,123,830	1,177,843
Mercury NZ Ltd.	761,124	1,660,750
Meridian Energy Ltd.	1,329,420	2,444,243
Metlifecare Ltd.	134,849	557,602
Precinct Properties New Zealand Ltd.	981,302	874,019
Ryman Healthcare Ltd.	374,765	2,380,790
Sky Network Television Ltd.	378,029	1,249,442
SKYCITY Entertainment Group Ltd.	637,339	1,778,215
Spark New Zealand Ltd.	1,769,493	4,633,178
Summerset Group Holdings Ltd.	162,106	552,020
Trade Me Group Ltd.	369,909	1,286,116
Xero Ltd.[a,b]	77,484	984,474
Z Energy Ltd.	358,234	2,004,115

		43,795,583
NORWAY — 0.79%
Aker ASA Class A	30,938	1,143,567
Aker BP ASA[a,b]	101,446	1,630,227
Aker Solutions ASA[b]	171,503	790,438
Atea ASA	80,923	725,727
Austevoll Seafood ASA	107,088	966,867
Bakkafrost P/F	40,871	1,716,776
Borregaard ASA	113,068	1,109,927
BW LPG Ltd.[a,c]	130,444	421,458
DNB ASA	954,353	13,821,229
DNO ASA[a,b]	724,438	621,590
Entra ASA[c]	90,248	967,945
Frontline Ltd./Bermuda[a]	60,318	442,985
Gjensidige Forsikring ASA	213,966	3,840,339
Hoegh LNG Holdings Ltd.[a]	46,986	492,555
Leroy Seafood Group ASA	31,676	1,677,189
Marine Harvest ASA	375,737	6,825,828
Nordic Semiconductor ASA[a,b]	149,159	596,531
Norsk Hydro ASA	1,286,980	5,763,097
Norwegian Air Shuttle ASA[a,b]	29,280	988,603
Norwegian Property ASA	328,485	429,941

Security	Shares	Value
Opera Software ASA[a,b]	128,891	$909,889
Orkla ASA	807,665	7,639,658
Petroleum Geo-Services ASA[a,b]	236,093	636,052
Protector Forsikring ASA[a]	75,449	646,919
REC Silicon ASA[a,b]	2,317,900	290,740
Salmar ASA	53,785	1,748,194
Schibsted ASA	77,500	1,860,612
Schibsted ASA Class B	90,351	2,036,646
SpareBank 1 SMN	136,605	1,005,733
Statoil ASA	1,095,064	17,969,165
Stolt-Nielsen Ltd.	19,880	244,541
Storebrand ASA[b]	444,255	2,289,261
Subsea 7 SAb	265,745	2,985,483
Telenor ASA	734,547	11,706,177
TGS Nopec Geophysical Co. ASA	108,285	2,198,127
Thin Film Electronics ASA[a,b]	716,132	361,041
XXL ASA[c]	105,277	1,320,516
Yara International ASA	179,170	6,340,418

		107,161,991
PORTUGAL — 0.18%
Altri SGPS SA	122,346	426,086
Banco BPI SA Registered[b,d]	449,356	556,620
Banco Comercial Portugues SAa,b	600,678	798,717
CTT-Correios de Portugal SA	159,428	1,053,658
EDP – Energias de Portugal SA	2,239,067	7,390,397
Galp Energia SGPS SA	378,193	5,120,005
Jeronimo Martins SGPS SA	250,115	4,296,340
Navigator Co. SA (The)[a]	286,384	838,205
NOS SGPS SA	263,007	1,744,842
REN – Redes Energeticas Nacionais SGPS SA	328,117	957,474
Sonae SGPS SA	1,086,268	863,306

		24,045,650
SINGAPORE — 1.44%
Accordia Golf Trust	1,130,000	531,755
AIMS AMP Capital Industrial REIT	497,275	493,024
ARA Asset Management Ltd.[a]	684,528	688,511
Ascendas India Trust	871,400	669,874
Ascendas REIT	2,179,900	3,711,734
Ascott Residence Trust	1,140,400	929,919

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Asian Pay Television Trust[a]	2,325,900	$860,578
Boustead Singapore Ltd.[a]	112,500	72,338
Cache Logistics Trust	1,539,900	918,253
Cambridge Industrial Trust	1,861,300	755,539
CapitaLand Commercial Trust	2,032,500	2,299,869
CapitaLand Ltd.	2,468,900	5,480,926
CapitaLand Mall Trust	2,451,500	3,645,811
CapitaLand Retail China Trust	748,620	804,071
CDL Hospitality Trusts[a]	835,500	804,347
Chip Eng Seng Corp. Ltd.	729,100	337,862
City Developments Ltd.	395,100	2,409,942
ComfortDelGro Corp. Ltd.	2,068,500	3,774,689
COSCO Corp. Singapore Ltd.[a,b]	1,495,600	273,998
CWT Ltd.	264,400	375,163
DBS Group Holdings Ltd.	1,702,000	18,341,835
Ezion Holdings Ltd.[a,b]	2,250,052	484,960
First REIT	571,800	548,425
First Resources Ltd.[a]	603,300	788,854
Frasers Centrepoint Trust	688,400	1,028,718
Frasers Commercial Trust	930,200	912,223
Genting Singapore PLC	5,995,700	3,209,136
GL Ltd.	395,100	227,085
Global Logistic Properties Ltd.	2,599,900	3,315,484
Golden Agri-Resources Ltd.	7,043,000	1,948,096
Hutchison Port Holdings Trust	5,147,500	2,290,637
Hyflux Ltd.[a]	1,451,700	484,978
Jardine Cycle & Carriage Ltd.	97,532	2,958,403
Jardine Matheson Holdings Ltd.	243,700	14,843,767
Kenon Holdings Ltd./Singapore[a,b]	28,855	280,759
Keppel Corp. Ltd.	1,423,300	5,399,112
Keppel REIT	1,833,580	1,435,881
Lippo Malls Indonesia Retail Trust	2,740,900	767,980
M1 Ltd./Singapore[a]	473,200	693,533
Mapletree Commercial Trust	1,895,753	2,083,844
Mapletree Greater China Commercial Trust	1,783,300	1,332,446
Mapletree Industrial Trust	1,335,600	1,650,429
Mapletree Logistics Trust	1,570,100	1,167,507
Midas Holdings Ltd.[a]	1,485,000	229,381
Noble Group Ltd.[a,b]	8,837,800	1,054,009

Security	Shares	Value
OUE Hospitality Trust	1,178,800	$575,892
Oversea-Chinese Banking Corp. Ltd.	2,988,800	18,208,940
Parkway Life REIT	540,300	993,727
Raffles Medical Group Ltd.[a]	1,114,700	1,205,276
Sabana Shari’ah Compliant Industrial REIT	963,700	360,029
SATS Ltd.	680,600	2,366,624
SembCorp Industries Ltd.	1,031,600	1,875,097
Sembcorp Marine Ltd.[a]	986,500	917,823
Singapore Airlines Ltd.	521,500	3,795,384
Singapore Exchange Ltd.	771,200	3,928,305
Singapore Post Ltd.[a]	1,550,400	1,782,197
Singapore Press Holdings Ltd.[a]	768,200	2,053,096
Singapore Technologies Engineering Ltd.	1,601,400	3,601,108
Singapore Telecommunications Ltd.	7,734,600	21,560,635
Soilbuild Business Space REIT[a]	1,588,290	770,239
Starhill Global REIT	1,753,000	1,026,435
StarHub Ltd.	637,900	1,549,035
Suntec REIT	2,334,100	2,817,220
Super Group Ltd./Singapore[a]	664,500	463,083
United Engineers Ltd.	559,700	1,041,471
United Overseas Bank Ltd.	1,255,100	16,934,247
UOL Group Ltd.	455,700	1,856,325
Venture Corp. Ltd.	277,500	1,893,994
Wilmar International Ltd.	1,919,500	4,564,656
Wing Tai Holdings Ltd.[a]	513,400	625,198
Yangzijiang Shipbuilding Holdings Ltd.	2,242,000	1,200,007
Yanlord Land Group Ltd.	667,500	664,191
Ying Li International Real Estate Ltd.[b]	2,495,600	290,457

		196,236,376
SPAIN — 3.08%
Abengoa SA Class Ba,b	1,099,289	247,033
Abertis Infraestructuras SA	643,032	9,533,663
Acciona SA	32,457	2,467,074
Acerinox SA	169,817	2,088,642
ACS Actividades de Construccion y Servicios SA	193,687	5,930,091
Aena SAc	67,437	9,887,397
Almirall SA	79,795	1,146,749

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Amadeus IT Holding SA Class A	432,091	$20,367,307
Applus Services SA	157,421	1,510,288
Atresmedia Corp. de Medios de Comunicacion SA	102,860	1,057,643
Axiare Patrimonio SOCIMI SA	97,635	1,387,077
Banco Bilbao Vizcaya Argentaria SA	6,383,130	46,027,512
Banco de Sabadell SA	5,175,040	6,915,242
Banco Popular Espanol SAa	3,373,618	3,694,463
Banco Santander SA	13,988,349	68,650,466
Bankia SA	4,723,271	4,152,476
Bankinter SA	689,933	5,274,470
Bolsas y Mercados Espanoles SHMSF SAa	1,895	57,271
CaixaBank SA	3,235,528	9,778,492
Cellnex Telecom SAc	155,859	2,555,956
Cia. de Distribucion Integral Logista Holdings SA	53,482	1,186,024
CIE Automotive SA	67,918	1,398,948
Construcciones y Auxiliar de Ferrocarriles SA	2,761	1,039,035
Corp Financiera Alba SA	26,182	1,145,733
Distribuidora Internacional de Alimentacion SA	611,941	3,271,540
Duro Felguera SAa	236,185	287,386
Ebro Foods SA	83,174	1,792,508
Enagas SA	44,281	1,269,343
Ence Energia y Celulosa SAa	302,613	660,132
Endesa SA	307,185	6,520,899
Euskaltel SAb,c	113,913	1,146,320
Faes Farma SA	353,100	1,294,744
Ferrovial SA	484,232	9,408,701
Gamesa Corp. Tecnologica SA	219,468	5,070,242
Gas Natural SDG SA	336,158	6,623,725
Grifols SA	295,801	5,839,871
Grupo Catalana Occidente SA	52,963	1,666,847
Hispania Activos Inmobiliarios SOCIMI SA	144,387	1,775,869
Iberdrola SA	5,242,289	35,680,633
Indra Sistemas SAb	114,360	1,414,704
Industria de Diseno Textil SA	1,063,390	37,121,350
Inmobiliaria Colonial SA	250,311	1,765,157
International Consolidated Airlines Group SA	790,903	4,194,489

Security	Shares	Value
Lar Espana Real Estate SOCIMI SA	163,417	$1,173,352
Liberbank SAb	721,317	715,591
Mapfre SA	1,124,121	3,335,733
Mediaset Espana Comunicacion SA	217,289	2,423,606
Melia Hotels International SA	112,548	1,389,821
Merlin Properties SOCIMI SA	267,796	3,006,035
NH Hotel Group SAa,b	232,386	1,025,335
Obrascon Huarte Lain SAa	131,054	526,232
Pescanova SAb	498	—
Pharma Mar SAa,b	263,489	711,983
Promotora de Informaciones SAb	54,174	375,317
Prosegur Cia. de Seguridad SA	305,163	2,214,521
Red Electrica Corp. SA	157,504	3,281,326
Repsol SA	1,078,730	15,094,666
Sacyr SA	434,353	991,795
Tecnicas Reunidas SA	38,018	1,423,838
Telefonica SA	4,329,364	43,946,574
Tubacex SA	244,583	726,583
Viscofan SA	46,374	2,182,609
Zardoya Otis SA	219,964	1,854,248

		420,702,677
SWEDEN — 3.05%
AAK AB	30,391	2,009,448
AF AB Class B	74,864	1,373,385
Alfa Laval AB	286,406	4,120,767
Arcam ABa,b	24,306	801,534
Assa Abloy AB	978,586	17,822,056
Atlas Copco AB Class A	640,936	18,827,029
Atlas Copco AB Class B	394,214	10,321,271
Attendo ABc	125,053	1,067,348
Avanza Bank Holding AB	26,547	1,004,911
Axfood AB	76,058	1,190,422
B&M European Value Retail SA	669,920	1,918,806
Betsson AB	116,018	1,121,407
Bilia AB Class A	46,122	1,101,734
BillerudKorsnas AB	176,402	2,901,741
BioGaia AB Class B	12,644	386,825
Boliden AB	261,762	6,072,913
Bonava AB Class Bb	94,856	1,173,411
Bravida Holding ABc	110,575	680,254

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Byggmax Group AB	83,993	$553,964
Castellum AB	229,602	3,115,145
Clas Ohlson AB Class B	48,907	691,198
Cloetta AB Class B	250,362	888,055
Com Hem Holding AB	150,016	1,353,578
Dometic Group ABb,c	138,819	983,266
Duni AB	34,859	464,645
Electrolux AB Class B	233,164	5,528,324
Elekta AB Class Ba	364,547	3,166,021
Evolution Gaming Group ABa,c	22,607	652,788
Fabege AB	129,224	2,185,843
Fastighets AB Balder Class Bb	87,507	1,990,405
Fingerprint Cards AB Class Ba,b	306,068	2,968,570
Getinge AB Class B	200,090	3,282,527
Granges AB	79,909	777,256
Hemfosa Fastigheter AB	138,353	1,303,553
Hennes & Mauritz AB Class B	920,628	25,930,452
Hexagon AB Class B	253,145	8,872,632
Hexpol AB	247,147	2,034,103
Hoist Finance ABc	87,454	790,057
Holmen AB Class B	51,143	1,752,859
Hufvudstaden AB Class A	117,231	1,816,648
Husqvarna AB Class B	416,107	3,134,121
ICA Gruppen AB	79,415	2,469,202
Industrial & Financial Systems Class B	18,882	829,875
Industrivarden AB Class C	161,517	2,886,054
Indutrade AB	99,670	1,854,968
Intrum Justitia AB	77,792	2,401,493
Investor AB Class B	440,141	15,665,829
Inwido AB	74,290	813,184
JM AB	74,465	2,146,910
Kambi Group PLC[b]	26,709	397,460
Kinnevik AB Class B	227,469	5,758,900
Klovern AB Class B	498,140	525,942
Kungsleden AB	177,568	1,121,917
L E Lundbergforetagen AB Class B	43,207	2,801,762
Lifco AB Class B	43,197	1,094,589
Lindab International AB	96,476	827,716
Loomis AB Class B	73,311	2,088,447
Lundin Petroleum ABb	184,470	3,322,771
Mekonomen AB	33,741	600,280
Millicom International Cellular SA SDR	64,864	2,855,123

Security	Shares	Value
Modern Times Group MTG AB Class B	57,918	$1,561,343
Mycronic ABa	69,792	729,136
NCC AB Class B	92,366	2,350,744
NetEnt AB	186,001	1,466,937
Nibe Industrier ABb	44,465	331,214
Nibe Industrier AB Class Ba	347,891	2,591,396
Nobia AB	112,682	982,993
Nordea Bank AB	2,935,673	30,897,539
Nordnet AB Class B	129,457	532,379
Oriflame Holding AGb	41,963	1,544,744
Pandox AB	58,030	921,121
Peab AB	194,423	1,651,890
Ratos AB Class B	210,829	867,480
Rezidor Hotel Group ABa	125,468	513,193
Saab AB	66,831	2,370,550
Sandvik AB	1,036,065	11,794,477
Securitas AB Class B	307,302	4,755,236
Skandinaviska Enskilda Banken AB Class A	1,468,116	14,833,317
Skanska AB Class B	330,603	7,189,969
SKF AB Class B	385,390	6,540,288
SSAB AB Class Aa,b	206,095	654,049
SSAB AB Class Ba,b	508,811	1,352,468
Starbreeze ABa,b	205,742	506,287
Svenska Cellulosa AB SCA Class B	588,641	16,697,138
Svenska Handelsbanken AB Class A	1,469,808	20,072,088
Sweco AB Class B	78,700	1,579,845
Swedbank AB Class A	876,204	20,551,434
Swedish Match AB	184,466	6,426,610
Swedish Orphan Biovitrum ABa,b	148,667	1,525,149
Tele2 AB Class B	307,267	2,542,535
Telefonaktiebolaget LM Ericsson Class B	2,966,096	14,374,297
Telia Co. AB	2,490,611	9,966,309
Thule Group ABc	96,380	1,490,330
Trelleborg AB Class B	240,751	4,208,439
Unibet Group PLC	226,474	2,000,773
Vitrolife AB	14,123	731,863
Volvo AB Class B	1,494,318	16,067,045
Wallenstam AB Class B	193,970	1,495,385
Wihlborgs Fastigheter AB	76,434	1,482,675

		416,744,359

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
SWITZERLAND — 8.04%
ABB Ltd. Registered	1,883,991	$38,864,816
Actelion Ltd. Registered	98,557	14,251,846
Adecco Group AG Registered	157,156	9,352,443
AFG Arbonia-Forster Holding AG Registered[a,b]	51,976	780,507
Allreal Holding AG Registered	14,417	2,122,677
Aryzta AG	83,350	3,664,737
Ascom Holding AG Registered[a]	61,131	1,047,801
Autoneum Holding AG	3,385	896,825
Baloise Holding AG Registered	46,944	5,781,959
Banque Cantonale Vaudoise Registered	3,016	1,895,484
Barry Callebaut AG Registered	2,094	2,608,765
Basilea Pharmaceutica AG Registered[a,b]	14,082	949,812
BKW AGa	22,886	1,065,730
Bossard Holding AG	8,469	1,207,533
Bucher Industries AG Registered	7,039	1,565,250
Burckhardt Compression Holding AGa	3,528	1,023,901
Cembra Money Bank AG	30,660	2,345,464
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	912	4,740,297
Chocoladefabriken Lindt & Sprungli AG Registered	102	6,333,097
Cie. Financiere Richemont SA Class A Registered	502,908	32,369,394
Clariant AG Registered	282,281	4,678,517
Conzzeta AG	1,407	972,479
Credit Suisse Group AG Registered	1,791,891	25,041,899
Daetwyler Holding AG Bearer	9,545	1,306,900
dorma+kaba Holding AG Class B	3,268	2,271,969
Dufry AG Registered[a,b]	43,209	5,260,758
EFG International AGa	100,826	543,435
Emmi AG	2,220	1,311,032
EMS-Chemie Holding AG Registered	8,092	4,064,821
Flughafen Zuerich AG	19,199	3,533,439
Forbo Holding AG Registered	1,283	1,637,320

Security	Shares	Value
Galenica AG Registered	3,739	$3,750,721
GAM Holding AG	172,734	1,675,113
Gategroup Holding AG	25,335	1,296,340
Geberit AG Registered	36,145	15,303,783
Georg Fischer AG Registered	3,951	3,505,918
Givaudan SA Registered	8,855	17,147,664
Helvetia Holding AG Registered	6,202	3,229,882
Huber & Suhner AG Registered	18,420	1,072,901
Implenia AG Registered	18,237	1,221,763
Inficon Holding AG Registered	2,673	960,918
Intershop Holdings AG	1,613	823,708
Julius Baer Group Ltd.	212,828	8,632,350
Komax Holding AG Registered	4,972	1,199,132
Kudelski SA Bearer	50,044	862,828
Kuehne + Nagel International AG Registered	49,642	6,736,734
Kuoni Reisen Holding AG Class B Registered[b]	2,982	1,113,463
LafargeHolcim Ltd. Registered	437,158	23,363,131
Leonteq AGa	10,150	585,557
Logitech International SA Registered	150,103	3,635,319
Lonza Group AG Registered	49,895	9,425,004
Meyer Burger Technology AGa,b	127,431	417,511
Mobilezone Holding AGa	59,221	880,320
Mobimo Holding AG Registered	7,678	1,848,652
Nestle SA Registered	3,075,902	223,173,191
Novartis AG Registered	2,153,866	153,334,176
OC Oerlikon Corp. AG Registered	197,806	1,862,245
Panalpina Welttransport Holding AG Registered	11,447	1,487,450
Pargesa Holding SA Bearer	33,209	2,231,508
Partners Group Holding AG	16,915	8,569,537
PSP Swiss Property AG Registered	38,814	3,473,596
Rieter Holding AG Registered	4,962	944,330
Roche Holding AG	676,797	155,699,583
Schindler Holding AG Participation Certificates	39,603	7,364,740
Schindler Holding AG Registered	23,166	4,286,963

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Schmolz + Bickenbach AG Registered[b]	736,775	$484,279
Schweiter Technologies AG Bearer	1,356	1,461,721
SFS Group AG	19,535	1,472,681
SGS SA Registered	5,266	10,682,168
Siegfried Holding AG Registered[a]	5,489	1,129,550
Sika AG Bearer	2,077	9,989,091
Sonova Holding AG Registered	50,119	6,725,444
St Galler Kantonalbank AG Registered	2,424	910,011
Straumann Holding AG Registered	10,168	3,819,812
Sulzer AG Registered	14,646	1,444,014
Sunrise Communications Group AGc	32,717	2,236,494
Swatch Group AG (The) Bearer[a]	28,450	8,564,632
Swatch Group AG (The) Registered	56,447	3,256,448
Swiss Life Holding AG Registered	29,446	7,801,448
Swiss Prime Site AG Registered	61,528	5,105,038
Swiss Re AG	317,595	29,514,592
Swisscom AG Registered	23,969	10,972,562
Swissquote Group Holding SA Registered	16,247	462,487
Syngenta AG Registered	89,774	35,913,231
Tecan Group AG Registered	11,056	1,822,356
Temenos Group AG Registered	57,745	3,728,404
u-blox Holding AGa	7,065	1,335,984
UBS Group AG	3,523,065	49,876,540
Valiant Holding AG Registered	17,856	1,694,596
Valora Holding AG Registered	4,076	1,186,034
Vontobel Holding AG Registered	25,733	1,260,758
VZ Holding AG	3,125	925,903
Ypsomed Holding AG	4,101	783,789
Zehnder Group AGb	17,097	711,439
Zurich Insurance Group AG	144,709	37,885,691

		1,097,764,135
UNITED KINGDOM — 17.61%
3i Group PLC	914,560	7,492,293
888 Holdings PLC	220,821	586,381
AA PLC	579,456	1,811,799
Abcam PLC	187,359	1,992,383
Aberdeen Asset Management PLC	869,992	3,401,078
Acacia Mining PLC	168,967	1,069,623

Security	Shares	Value
Admiral Group PLC	205,132	$4,801,043
Advanced Medical Solutions Group PLC	375,173	974,499
Aggreko PLC	250,481	2,451,085
Aldermore Group PLC[b]	225,633	475,470
Allied Minds PLC[a,b]	200,547	832,483
Amec Foster Wheeler PLC	378,004	2,063,850
Amerisur Resources PLC[a,b]	1,261,147	458,071
Anglo American PLC[b]	1,351,400	18,660,641
Antofagasta PLC[a]	365,536	2,423,316
AO World PLC[a,b]	264,615	509,156
Ashmore Group PLC	384,441	1,647,937
Ashtead Group PLC	483,935	7,550,886
ASOS PLC[a,b]	51,424	3,300,531
Associated British Foods PLC	344,016	10,340,624
AstraZeneca PLC	1,221,352	68,413,892
Auto Trader Group PLC[c]	966,654	4,422,163
AVEVA Group PLC	68,222	1,532,577
Aviva PLC	3,882,344	20,988,513
Babcock International Group PLC	232,064	2,802,103
BAE Systems PLC	3,049,188	20,195,936
Balfour Beatty PLC	666,355	2,204,728
Barclays PLC	16,272,273	37,806,550
Barratt Developments PLC	949,094	5,257,243
BBA Aviation PLC	971,289	3,066,599
Beazley PLC	543,159	2,413,840
Bellway PLC	116,924	3,377,524
Berendsen PLC	175,648	2,071,574
Berkeley Group Holdings PLC	124,437	3,583,913
BGEO Group PLC	40,857	1,474,521
BHP Billiton PLC	2,033,027	30,641,801
Big Yellow Group PLC	157,174	1,327,904
Bodycote PLC	205,894	1,489,403
boohoo.com PLC[b]	1,001,715	1,516,512
Booker Group PLC	1,625,774	3,560,924
Bovis Homes Group PLC	127,673	1,180,760
BP PLC	18,029,915	106,475,529
Brewin Dolphin Holdings PLC	342,479	1,087,145
British American Tobacco PLC	1,802,211	103,227,973
British Land Co. PLC (The)	901,974	6,447,643

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Britvic PLC	247,479	$1,676,916
BT Group PLC	8,135,190	37,340,302
BTG PLC[b]	371,217	2,982,180
Bunzl PLC	322,203	8,650,373
Burberry Group PLC	426,264	7,676,278
Cairn Energy PLC[b]	574,337	1,426,257
Cape PLC	264,559	671,033
Capita PLC	637,637	4,561,957
Capital & Counties Properties PLC[a]	723,766	2,547,551
Card Factory PLC	348,997	1,080,991
Carillion PLC[a]	434,443	1,331,863
Carnival PLC	180,375	8,667,852
Centamin PLC	1,160,015	2,234,862
Centrica PLC	5,236,224	13,693,603
Chemring Group PLC[b]	346,303	613,062
Chesnara PLC	101,591	394,733
Cineworld Group PLC	199,537	1,316,737
Clinigen Healthcare Ltd.[a,b]	125,187	1,131,022
Close Brothers Group PLC	145,713	2,360,746
Cobham PLC	1,651,683	2,881,635
Coca-Cola European Partners PLC	209,280	8,058,125
Coca-Cola HBC AG	173,785	3,746,994
Compass Group PLC	1,582,813	28,619,676
Countrywide PLC	218,178	480,005
Crest Nicholson Holdings PLC	252,653	1,255,140
Croda International PLC	125,911	5,377,291
CYBG PLC[b]	838,925	2,767,506
Daily Mail & General Trust PLC Class A NVS	266,706	2,442,160
Dairy Crest Group PLC	158,675	1,181,730
Dart Group PLC	130,343	570,899
DCC PLC	85,160	6,929,723
De La Rue PLC	129,934	909,780
Debenhams PLC	1,313,594	861,223
Derwent London PLC	95,727	2,827,160
Diageo PLC	2,430,889	64,684,771
Dialight PLC[a,b]	45,336	388,562
Dignity PLC	46,921	1,519,793
Diploma PLC	129,326	1,480,257
Direct Line Insurance Group PLC	1,311,286	5,540,884
Dixons Carphone PLC	933,827	3,587,924

Security	Shares	Value
Domino’s Pizza Group PLC	487,271	$2,023,286
Drax Group PLC	409,224	1,583,301
DS Smith PLC	898,452	4,374,517
Dunelm Group PLC	112,274	1,036,975
easyJet PLC	145,448	1,663,901
Electrocomponents PLC	445,112	2,024,847
Elementis PLC	510,114	1,483,505
EnQuest PLC[a,b]	398,395	19,456
EnQuest PLC ADR[a,b]	910,789	300,235
Enterprise Inns PLC[b]	612,566	689,921
Entertainment One Ltd.	398,252	1,129,016
Essentra PLC	261,722	1,629,635
esure Group PLC	334,355	1,109,934
Evraz PLC[b]	346,031	866,484
Experian PLC	924,054	17,746,230
Faroe Petroleum PLC[a,b]	476,527	459,615
Fenner PLC	280,017	748,701
Fevertree Drinks PLC	88,752	1,044,023
FirstGroup PLC[b]	1,194,484	1,598,346
Foxtons Group PLC	383,379	500,832
Fresnillo PLC	215,015	4,305,193
G4S PLC	1,481,264	3,978,645
Galliford Try PLC	82,270	1,231,436
Gem Diamonds Ltd.	113,686	161,007
Genus PLC	65,244	1,494,354
GKN PLC	1,590,302	6,197,586
GlaxoSmithKline PLC	4,704,886	92,969,790
Glencore PLC[b]	11,804,947	36,031,645
Go-Ahead Group PLC	47,165	1,194,287
Grafton Group PLC	224,646	1,363,946
Grainger PLC	479,022	1,292,492
Great Portland Estates PLC	317,071	2,299,445
Greencore Group PLC	417,716	1,682,965
Greene King PLC	280,071	2,501,281
Greggs PLC	111,128	1,296,386
GVC Holdings PLC	267,274	2,272,782
GW Pharmaceuticals PLC[b]	279,255	2,710,492
Halfords Group PLC	222,972	923,392
Halma PLC	363,073	4,645,530
Hammerson PLC	704,419	4,738,738
Hansteen Holdings PLC	824,152	1,081,673
Hargreaves Lansdown PLC	245,503	3,476,921

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Hays PLC	1,327,371	$2,213,722
Helical PLC	134,799	435,304
Henderson Group PLC	1,075,763	3,043,145
Hikma Pharmaceuticals PLC	139,837	2,994,551
Hiscox Ltd.	282,876	3,526,159
Hochschild Mining PLC	255,408	831,021
Homeserve PLC	287,778	2,141,467
Howden Joinery Group PLC	611,258	2,797,822
HSBC Holdings PLC	19,134,353	143,951,275
Hunting PLC	130,025	799,294
ICAP PLC	530,709	3,139,282
IG Group Holdings PLC	361,837	3,646,784
Imagination Technologies Group PLC[a,b]	274,220	756,637
IMI PLC	263,706	3,200,269
Imperial Brands PLC	925,221	44,681,414
Inchcape PLC	357,597	2,840,019
Indivior PLC	693,251	2,661,050
Informa PLC	774,105	6,355,829
Inmarsat PLC	432,976	3,708,272
InterContinental Hotels Group PLC	176,976	6,860,222
Intermediate Capital Group PLC	270,150	1,997,097
International Personal Finance PLC	260,004	934,857
Interserve PLC	192,321	794,814
Intertek Group PLC	156,344	6,524,291
Intu Properties PLC[a]	840,448	2,826,913
Investec PLC	577,479	3,581,624
ITE Group PLC	311,613	546,894
ITV PLC	3,478,561	7,241,092
J D Wetherspoon PLC[a]	88,390	938,863
J Sainsbury PLC	1,526,542	4,676,161
JD Sports Fashion PLC	65,656	1,217,621
John Laing Group PLC[c]	424,723	1,401,625
John Menzies PLC	101,201	613,766
John Wood Group PLC	352,233	3,307,017
Johnson Matthey PLC	184,811	7,694,178
JRP Group PLC	533,023	787,429
Jupiter Fund Management PLC	429,204	2,262,173
Just Eat PLC[b]	457,718	3,140,612
KAZ Minerals PLC[b]	263,963	921,699
Kcom Group PLC	572,986	823,730

Security	Shares	Value
Keller Group PLC	97,324	$808,590
Kier Group PLC	96,147	1,595,274
Kingfisher PLC	2,138,756	9,434,290
Ladbrokes PLC	889,026	1,450,110
Laird PLC	380,245	673,150
Lancashire Holdings Ltd.[a]	194,521	1,655,310
Land Securities Group PLC	738,965	9,013,001
Legal & General Group PLC	5,670,313	14,496,520
Lloyds Banking Group PLC	61,961,409	43,316,431
London Stock Exchange Group PLC	302,374	10,373,631
LondonMetric Property PLC	712,977	1,297,876
Lonmin PLC[b]	280,402	650,451
Lookers PLC	446,210	562,483
Majestic Wine PLC[a,b]	115,396	402,232
Man Group PLC	1,689,402	2,572,051
Marks & Spencer Group PLC	1,546,072	6,427,275
Marston’s PLC	641,187	1,046,637
Mediclinic International PLC	356,079	3,940,889
Meggitt PLC	734,571	3,903,934
Melrose Industries PLC	1,813,612	3,736,528
Merlin Entertainments PLC[c]	670,400	3,771,608
Micro Focus International PLC	219,354	5,733,796
Mitchells & Butlers PLC	221,861	753,831
Mitie Group PLC	436,866	1,123,276
Mondi PLC	347,410	6,769,479
Moneysupermarket.com Group PLC	560,374	1,791,816
Morgan Advanced Materials PLC	340,944	1,134,304
N Brown Group PLC	208,065	484,429
National Express Group PLC	429,445	1,928,410
National Grid PLC	3,638,677	47,312,201
NewRiver REIT PLC[a]	290,450	1,099,292
Next PLC	135,307	7,955,854
Northgate PLC	166,220	853,862
Ocado Group PLC[a,b]	492,413	1,653,264
Old Mutual PLC	4,742,728	11,667,648
OneSavings Bank PLC	128,655	455,517
Ophir Energy PLC[a,b]	769,198	650,336
Oxford Instruments PLC	64,404	531,544
P2P Global Investments PLC/Fund	124,288	1,233,672
Pagegroup PLC	318,313	1,411,109
Pantheon Resources PLC[a,b]	260,966	310,648

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Paragon Group of Companies PLC (The)	301,303	$1,219,459
Paysafe Group PLC[b]	437,902	2,314,967
Pearson PLC	791,985	7,324,528
Pennon Group PLC	394,915	4,023,556
Persimmon PLC	292,804	6,055,785
Petra Diamonds Ltd.	539,457	1,000,448
Petrofac Ltd.	250,000	2,461,639
Pets at Home Group PLC	397,525	1,035,712
Phoenix Group Holdings	214,492	1,912,984
Playtech PLC	218,939	2,480,568
Polypipe Group PLC	249,305	767,029
Premier Foods PLC[b]	936,993	520,508
Premier Oil PLC[b]	546,701	440,528
Primary Health Properties PLC	809,244	1,101,627
Provident Financial PLC	142,581	5,135,275
Prudential PLC	2,480,355	40,412,197
PZ Cussons PLC	295,336	1,207,568
QinetiQ Group PLC	633,272	1,779,818
Randgold Resources Ltd.	82,200	7,265,917
Reckitt Benckiser Group PLC	612,482	54,685,092
Redde PLC[a]	350,269	756,929
Redefine International PLC/Isle of Man	1,702,370	857,350
Redrow PLC	216,398	1,002,376
Regus PLC	663,882	2,017,418
RELX PLC	1,055,020	18,818,758
Renishaw PLC	38,542	1,215,454
Rentokil Initial PLC	1,800,731	5,019,203
Restaurant Group PLC (The)	200,662	919,931
Rightmove PLC	91,231	4,160,189
Rio Tinto PLC	1,191,145	41,293,961
Rolls-Royce Holdings PLC	1,776,677	15,758,836
Rolls-Royce Holdings PLC New[b]	80,182,324	97,895
Rotork PLC	851,142	2,119,885
Royal Bank of Scotland Group PLC[b]	3,402,990	7,856,557
Royal Dutch Shell PLC Class A	4,133,756	102,881,099
Royal Dutch Shell PLC Class B	3,621,438	93,512,887
Royal Mail PLC	825,630	4,949,337
RPC Group PLC	313,611	3,629,775
RPS Group PLC	352,882	729,186
RSA Insurance Group PLC	978,376	6,599,608
Safestore Holdings PLC	242,833	1,062,269
Saga PLC	1,095,925	2,654,621

Security	Shares	Value
Sage Group PLC (The)	1,039,712	$9,158,607
Savills PLC	140,495	1,190,420
Schroders PLC	124,891	4,298,394
Segro PLC	745,073	3,977,031
Senior PLC	467,245	994,311
Serco Group PLC[b]	1,068,728	1,790,199
Severn Trent PLC	230,102	6,540,085
Shaftesbury PLC	241,459	2,703,291
Shanks Group PLC	363,373	397,060
Shire PLC	868,468	49,304,529
SIG PLC	673,353	908,417
Sirius Minerals PLC[a,b]	2,164,507	1,017,419
Sky PLC	988,194	9,869,055
Smith & Nephew PLC	858,635	12,401,476
Smiths Group PLC	368,664	6,382,444
SOCO International PLC	210,945	356,053
Sophos Group PLC[c]	293,283	827,140
Spectris PLC	113,106	2,829,487
Speedy Hire PLC	492,314	229,908
Spirax-Sarco Engineering PLC	71,590	3,856,274
Spire Healthcare Group PLC[c]	283,462	1,287,413
Spirent Communications PLC	576,669	579,085
Sports Direct International PLC[a,b]	259,066	875,184
SSE PLC	967,707	18,797,241
SSP Group PLC	498,681	2,068,228
ST Modwen Properties PLC	234,216	780,083
St. James’s Place PLC	500,883	5,778,939
Stagecoach Group PLC	441,789	1,066,894
Standard Chartered PLC[b]	3,166,165	27,518,996
Standard Life PLC	1,882,008	7,761,777
Stobart Group Ltd.	295,646	585,648
Stock Spirits Group PLC	274,842	531,015
SuperGroup PLC	53,065	872,034
SVG Capital PLC[b]	202,149	1,733,796
Synthomer PLC	303,972	1,326,381
TalkTalk Telecom Group PLC[a]	529,170	1,315,385
Tate & Lyle PLC	442,627	4,215,145
Taylor Wimpey PLC	3,082,953	5,333,555
Ted Baker PLC	30,995	936,584
Telecom Plus PLC	75,060	1,085,026
Tesco PLC[b]	7,892,440	20,307,615
Thomas Cook Group PLC[b]	1,495,699	1,269,139

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Travis Perkins PLC	238,786	$3,886,145
Tritax Big Box REIT PLC	1,090,778	1,808,490
TUI AG	475,934	6,025,673
Tullett Prebon PLC	301,391	1,306,287
Tullow Oil PLC[a,b]	878,985	2,840,635
UBM PLC	391,021	3,430,101
UDG Healthcare PLC	259,459	2,070,115
Ultra Electronics Holdings PLC	76,424	1,733,626
Unilever PLC	1,239,639	51,730,578
UNITE Group PLC (The)	227,426	1,536,872
United Utilities Group PLC	665,267	7,634,909
Vectura Group PLC[a,b]	718,248	1,187,335
Vedanta Resources PLC	80,200	698,632
Vesuvius PLC	247,883	1,103,124
Victrex PLC	86,763	1,854,816
Virgin Money Holdings UK PLC	249,827	1,003,495
Vodafone Group PLC	25,588,655	70,230,184
Weir Group PLC (The)	205,626	4,267,829
WH Smith PLC	109,483	1,968,926
Whitbread PLC	172,398	7,608,877
William Hill PLC	829,308	2,994,981
Wm Morrison Supermarkets PLC	2,100,932	5,809,787
Wolseley PLC	240,832	12,499,290
Workspace Group PLC	128,776	989,716
Worldpay Group PLC[c]	1,723,546	5,992,981
WPP PLC	1,239,562	26,907,915
WS Atkins PLC	93,812	1,731,770
Xaar PLC	107,728	552,405
Zeal Network SE	15,429	523,973
Zoopla Property Group PLC[c]	252,231	937,396

		2,403,543,629

TOTAL COMMON STOCKS
(Cost: $14,096,268,093)		13,479,346,192

PREFERRED STOCKS — 0.55%

GERMANY — 0.51%
Bayerische Motoren Werke AG	51,892	3,933,531
Biotest AG	31,719	440,193
Draegerwerk AG & Co. KGaA	10,162	723,850
Fuchs Petrolub SE	65,658	2,931,154
Henkel AG & Co. KGaA	168,354	21,573,862
Jungheinrich AG	47,651	1,501,496
Porsche Automobil Holding SE	145,929	7,858,400

Security	Shares	Value
Sartorius AG	34,539	$2,709,759
Schaeffler AG	158,234	2,390,226
Sixt SE	12,871	572,833
STO SE & Co. KGaA	2,322	277,828
Volkswagen AG	176,740	24,256,555

		69,169,687
ITALY — 0.04%
Intesa Sanpaolo SpA	835,878	1,803,258
Telecom Italia SpA/Milano	5,816,135	4,118,670

		5,921,928

TOTAL PREFERRED STOCKS
(Cost: $82,238,234)		75,091,615

RIGHTS — 0.01%

ITALY — 0.00%
EXOR SpA[b]	103,163	4

		4
SPAIN — 0.01%
Banco Santander SAb	13,664,108	763,909
Ferrovial SAb	484,232	207,018

		970,927
SWEDEN — 0.00%
Tele2 AB Class Bb	307,267	92,173

		92,173
UNITED KINGDOM — 0.00%
Phoenix Group Holdings[b]	123,148	333,780
Shanks Group PLC[b]	134,112	51,577

		385,357

TOTAL RIGHTS
(Cost: $1,258,887)		1,448,461

SHORT-TERM INVESTMENTS — 1.67%

MONEY MARKET FUNDS — 1.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	191,034,263	191,053,367
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[e,f]	36,396,573	36,396,573

		227,449,940

TOTAL SHORT-TERM INVESTMENTS
(Cost: $227,432,414)		227,449,940

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 101.00%
(Cost: $14,407,197,628)[h]	$13,783,336,208
Other Assets, Less Liabilities — (1.00)%	(136,729,216)

NET ASSETS — 100.00%	$13,646,606,992

ADR   —   American Depositary Receipts

NVS   —   Non-Voting Shares

SDR   —   Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $14,514,157,468. Net unrealized depreciation was $730,821,260, of which $665,677,673 represented gross unrealized appreciation on securities and $1,396,498,933 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of October 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI EAFE E-Mini	1,009	Dec. 2016	ICE Futures U.S.	$85,059,978	$84,034,565	$(1,025,413)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$13,477,370,042	$1,976,121	$29	$13,479,346,192
Preferred stocks	75,091,615	—	—	75,091,615
Rights	1,356,284	92,177	—	1,448,461
Money market funds	227,449,940	—	—	227,449,940

Total	$13,781,267,881	$2,068,298	$29	$13,783,336,208

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(1,025,413)	$—	$—	$(1,025,413)

Total	$(1,025,413)	$—	$—	$(1,025,413)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

48

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.60%

AUSTRIA — 0.49%
ams AG	7,865	$220,704
Andritz AG	8,754	457,256
BUWOG AG	10,856	261,986
CA Immobilien Anlagen AG	11,593	210,194
Erste Group Bank AG	31,024	972,984
IMMOFINANZ AG	103,767	223,290
Oesterreichische Post AG	5,916	203,990
OMV AG	18,040	563,106
Raiffeisen Bank International AGa	13,647	223,351
Schoeller-Bleckmann Oilfield Equipment AG	1,815	128,349
UNIQA Insurance Group AG	22,128	142,435
Voestalpine AG	11,593	409,587
Wienerberger AG	14,080	224,804
Zumtobel Group AG	4,370	76,622

		4,318,658
BELGIUM — 2.25%
Ablynx NVa,b	9,740	96,093
Ackermans & van Haaren NV	2,890	400,913
Ageas	20,246	738,494
AGFA-Gevaert NVa	28,020	116,412
Anheuser-Busch InBev SA/NV	81,915	9,388,093
Befimmo SA	3,958	230,258
Bekaert SA	4,415	196,106
bpost SA	10,486	278,575
Cofinimmo SA	2,784	325,782
Colruyt SA	7,860	421,889
Econocom Group SA/NV	12,850	190,938
Elia System Operator SA/NV	5,509	284,737
Euronav NV	16,656	130,346
EVS Broadcast Equipment SA	3,136	109,439
Fagron[a,b]	6,903	68,119
Galapagos NVa	4,349	265,161
Groupe Bruxelles Lambert SA	7,650	657,122
Intervest Offices & Warehouses NV	5,775	152,915
Ion Beam Applications	2,861	135,673
KBC Ancora[a]	5,178	196,167
KBC Group NVa	25,607	1,558,188
Nyrstar NVa,b	11,387	58,418
Ontex Group NV	8,317	251,130
Orange Belgium SAa	4,464	100,389
Proximus SADP	15,776	451,019

Security	Shares	Value
Sofina SA	2,288	$319,282
Solvay SA	7,447	853,484
Telenet Group Holding NVa	6,086	325,334
UCB SA	13,368	904,006
Umicore SA	10,326	626,980

		19,831,462
DENMARK — 2.75%
Ambu A/S Class B	3,682	190,444
AP Moller – Maersk A/S Class A	444	648,712
AP Moller – Maersk A/S Class B	603	924,117
Bavarian Nordic A/Sa	4,195	142,179
Carlsberg A/S Class B	10,664	960,147
Chr Hansen Holding A/S	10,318	616,999
Coloplast A/S Class B	12,987	904,821
Danske Bank A/S	70,400	2,170,256
Dfds A/S	4,068	196,322
DSV A/S	19,358	936,786
FLSmidth & Co. A/S	4,352	157,890
Genmab A/Sa	5,674	934,776
GN Store Nord A/S	18,072	365,906
ISS A/S	16,736	656,996
Jyske Bank A/S Registered	8,113	367,623
NKT Holding A/S	3,533	237,611
Novo Nordisk A/S Class B	194,505	6,947,682
Novozymes A/S Class B	24,125	894,802
Pandora A/S	11,917	1,548,860
Per Aarsleff Holding A/S	3,970	93,602
Rockwool International A/S Class B	773	129,172
Royal Unibrew A/S	5,300	247,578
SimCorp A/S	5,184	286,084
Spar Nord Bank A/S	19,799	198,394
Sydbank A/S	9,685	302,418
TDC A/Sa	86,900	478,797
Topdanmark A/Sa	9,814	263,928
Tryg A/S	13,679	266,882
Vestas Wind Systems A/S	23,890	1,913,340
William Demant Holding A/Sa	13,568	252,320

		24,235,444
FINLAND — 1.69%
Amer Sports OYJ	13,042	354,557
Cargotec OYJ Class B	3,944	161,609
Caverion Corp.[b]	10,219	73,486
Citycon OYJ	51,604	120,830
Elisa OYJ	14,156	476,397
Fortum OYJ	46,638	776,582

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
Huhtamaki OYJ	9,663	$389,595
Kemira OYJ	13,429	159,869
Kesko OYJ Class B	7,173	356,039
Kone OYJ Class B	34,623	1,591,400
Konecranes OYJ	6,601	224,678
Metsa Board OYJ	25,103	144,056
Metso OYJ	11,978	313,814
Neste OYJ	14,551	627,345
Nokia OYJ	598,824	2,670,362
Nokian Renkaat OYJ	11,946	400,321
Orion OYJ Class B	11,107	472,287
Outokumpu OYJ[a]	30,212	210,302
Outotec OYJ[a]	20,498	89,161
Sampo OYJ Class A	45,019	2,061,343
Sponda OYJ	29,871	141,195
Stora Enso OYJ Class R	54,292	512,721
Tieto OYJ	7,570	207,373
UPM-Kymmene OYJ	52,685	1,224,370
Uponor OYJ	6,538	111,088
Valmet OYJ	13,265	196,741
Wartsila OYJ Abp	15,356	663,230
YIT OYJ	18,209	151,502

		14,882,253
FRANCE — 14.85%
ABC Arbitrage	22,555	187,167
Accor SA	17,828	675,897
Aeroports de Paris	3,315	334,356
Air France-KLM[a]	13,440	81,886
Air Liquide SA	39,480	4,011,004
Airbus Group SE	59,870	3,553,838
Alstom SAa	16,157	433,396
Alten SA	4,178	298,199
Altran Technologies SA	18,994	270,676
APERAM SA	4,402	199,750
ArcelorMittal[a]	187,365	1,260,681
Arkema SA	6,835	647,205
Atos SE	9,250	959,433
AXA SA	197,372	4,442,937
BNP Paribas SA	108,008	6,256,172
Boiron SA	967	81,664
Bollore SA	83,291	273,911
Bourbon Corp.[b]	4,157	54,227
Bouygues SA	21,182	689,742
Bureau Veritas SA	27,482	518,465
Capgemini SA	16,511	1,366,140

Security	Shares	Value
Carrefour SA	54,969	$1,439,842
Casino Guichard Perrachon SA	5,919	294,120
Cellectis SAa,b	3,015	53,376
CGG SAa,b	2,352	62,110
Christian Dior SE	5,450	1,049,982
Cie. de Saint-Gobain	48,803	2,163,721
Cie. Generale des Etablissements Michelin Class B	18,494	1,999,539
CNP Assurances	17,224	298,036
Coface SAa	12,331	79,738
Credit Agricole SA	104,415	1,125,368
Danone SA	59,958	4,145,995
Dassault Systemes	13,521	1,069,239
DBV Technologies SAa,b	2,123	146,523
Edenred	21,707	502,198
Eiffage SA	5,989	442,753
Electricite de France SA	27,406	306,734
Elior Group[c]	11,895	266,719
Elis SA	10,181	168,969
Engie SA	149,513	2,152,777
Essilor International SA	20,976	2,354,575
Etablissements Maurel et Prom[a]	19,414	85,339
Euler Hermes Group	1,815	157,278
Eurazeo SA	4,836	277,943
Eurofins Scientific SE	1,121	508,617
Eutelsat Communications SA	18,129	379,575
Faurecia	7,333	269,368
Fonciere des Regions	2,862	249,825
Gaztransport Et Technigaz SA	4,006	135,254
Gecina SA	4,184	609,087
Genfit[a]	3,543	66,219
Groupe Eurotunnel SE Registered	48,406	452,678
Groupe Fnac SAa	2,096	142,683
Havas SA	22,925	186,241
Hermes International	2,787	1,127,641
ICADE	3,527	253,165
Iliad SA	2,824	591,582
Imerys SA	3,527	244,969
Ingenico Group SA	5,550	438,650
Innate Pharma SAa,b	7,712	90,457
Ipsen SA	4,390	302,984
IPSOS	5,450	177,735
JCDecaux SA	7,047	215,178
Kering	7,782	1,723,614
Klepierre	22,201	906,909

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
Korian SA	5,450	$166,713
L’Oreal SA	25,692	4,592,072
Lagardere SCA	13,201	335,726
Legrand SA	26,702	1,507,150
LVMH Moet Hennessy Louis Vuitton SE	28,409	5,155,551
Marie Brizard Wine & Spirits SAa,b	3,087	52,418
Mercialys SA	7,434	153,775
Metropole Television SA	7,165	124,687
Natixis SA	96,409	486,673
Neopost SA	4,390	132,724
Nexans SAa	2,930	166,310
Nexity SA	5,026	252,032
Orange SA	201,593	3,171,154
Orpea	5,289	439,705
Pernod Ricard SA	21,495	2,553,032
Peugeot SAa	48,648	727,660
Pierre & Vacances SAa	1,912	74,720
Plastic Omnium SA	7,185	233,766
Publicis Groupe SA	19,212	1,316,263
Rallye SA	4,178	75,523
Remy Cointreau SA	2,614	211,758
Renault SA	19,355	1,678,474
Rexel SA	31,326	433,880
Rubis SCA	4,538	413,286
Safran SA	31,922	2,191,606
Sanofi	118,761	9,237,988
Sartorius Stedim Biotech	3,428	230,840
Schneider Electric SE	56,864	3,811,121
SCOR SE	16,807	543,319
SEB SA	2,451	360,164
SES SA	37,910	870,618
SFR Group SA	11,025	296,581
Societe BIC SA	3,087	427,395
Societe Generale SA	78,308	3,052,515
Sodexo SA	9,688	1,123,595
Solocal Group[a,b]	7,182	24,894
Sopra Steria Group	1,710	173,691
SPIE SA	9,887	186,741
STMicroelectronics NV	70,364	670,055
Suez	34,703	548,748
Technicolor SA Registered	37,187	217,111
Technip SA	10,321	683,585
Teleperformance	6,298	664,636
Television Francaise 1	12,653	116,482

Security	Shares	Value
Thales SA	11,028	$1,036,865
Total SA	227,191	10,888,328
Ubisoft Entertainment SAa,b	10,126	344,104
Unibail-Rodamco SE	9,803	2,331,893
Valeo SA	24,767	1,425,354
Vallourec SAa	30,193	148,145
Veolia Environnement SA	47,054	1,025,423
Vicat SA	2,451	153,872
Vinci SA	51,220	3,704,604
Vivendi SA	119,470	2,412,339
Wendel SA	3,315	380,833
Worldline SA/France[a,c]	6,004	164,803
Zodiac Aerospace	21,674	526,738

		130,742,089
GERMANY — 13.44%
Aareal Bank AG	7,133	256,978
adidas AG	19,598	3,209,610
Allianz SE Registered	47,052	7,324,136
Alstria office REIT AGb	16,412	211,482
AURELIUS Equity Opportunities SE & Co KGaA	3,128	186,122
Aurubis AG	4,238	220,160
Axel Springer SE	4,390	219,514
BASF SE	94,050	8,278,741
Bayer AG Registered	84,502	8,363,664
Bayerische Motoren Werke AG	33,782	2,939,217
Bechtle AG	2,101	220,523
Beiersdorf AG	10,601	931,990
Bilfinger SEa,b	3,922	137,986
Brenntag AG	16,508	881,188
Commerzbank AG	111,783	758,134
CompuGroup Medical SE	2,936	129,800
Continental AG	11,261	2,154,700
Covestro AGc	7,661	452,148
CTS Eventim AG & Co. KGaA	6,532	234,359
Daimler AG Registered	98,057	6,977,184
Deutsche Bank AG Registered[a]	141,777	2,044,497
Deutsche Boerse AGa	20,789	1,615,278
Deutsche Euroshop AG	5,450	235,088
Deutsche Lufthansa AG Registered	24,675	314,983
Deutsche Post AG Registered	98,573	3,050,414
Deutsche Telekom AG Registered	326,998	5,321,269
Deutsche Wohnen AG Bearer	35,719	1,163,692
Dialog Semiconductor PLC[a]	8,194	321,116
DMG Mori AG	6,378	291,513

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
Drillisch AGb	5,662	$258,198
Duerr AG	2,875	213,992
E.ON SE	204,899	1,498,600
ElringKlinger AG	5,026	77,739
Evonik Industries AG	16,332	509,523
Fraport AG Frankfurt Airport Services Worldwide	4,862	288,178
Freenet AG	14,504	415,051
Fresenius Medical Care AG & Co. KGaA	22,762	1,851,667
Fresenius SE & Co. KGaA	42,246	3,113,890
GEA Group AG	18,920	730,570
Gerresheimer AG	3,772	284,107
Gerry Weber International AG	3,960	49,378
Grand City Properties SA	13,761	241,432
GRENKE AG	1,126	195,763
Hannover Rueck SE	6,510	724,688
HeidelbergCement AG	14,356	1,355,904
Heidelberger Druckmaschinen AGa,b	31,601	83,831
Henkel AG & Co. KGaA	11,809	1,298,387
HOCHTIEF AG	2,618	356,866
HUGO BOSS AG	6,629	415,729
Indus Holding AG	3,536	208,189
Infineon Technologies AG	116,064	2,080,837
Innogy SEa,c	14,210	563,498
K+S AG Registered[b]	20,218	408,464
KION Group AG	7,135	430,333
Kloeckner & Co. SEa	10,612	132,266
Krones AG	2,239	227,890
KUKA AG New[a]	2,846	323,210
Lanxess AG	9,467	605,333
LEG Immobilien AG	6,722	566,208
LEONI AG	3,960	150,132
Linde AG	19,024	3,134,374
MAN SE	4,122	420,947
Merck KGaA	13,429	1,378,757
METRO AG	18,459	552,207
MorphoSys AGa,b	3,427	151,507
MTU Aero Engines AG	5,662	590,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	16,924	3,276,300
Nemetschek SE	2,341	145,760
Nordex SEa	7,470	196,158
NORMA Group SE	4,390	201,732

Security	Shares	Value
Osram Licht AG	9,246	$523,497
Pfeiffer Vacuum Technology AG	1,205	109,201
ProSiebenSat.1 Media SE Registered	21,919	943,324
QIAGEN NVa	23,543	575,644
Rational AG	453	234,633
Rheinmetall AG	4,602	318,372
RHOEN-KLINIKUM AG	7,733	214,932
RTL Group SAa	4,178	327,007
RWE AGa	49,721	788,130
Salzgitter AG	4,808	157,589
SAP SE	100,584	8,847,280
SGL Carbon SEa,b	5,224	65,054
Siemens AG Registered	78,023	8,847,959
Sixt SE	2,873	173,846
SMA Solar Technology AGb	1,906	48,828
Software AG	6,330	229,679
STADA Arzneimittel AG	6,935	346,696
Stroeer SE & Co. KGaA[b]	3,405	154,995
Suedzucker AG	8,484	217,066
Symrise AG	13,429	920,202
TAG Immobilien AG	17,224	229,592
Telefonica Deutschland Holding AG	84,263	326,155
ThyssenKrupp AG	36,579	845,665
Uniper SEa	25,147	334,240
United Internet AG Registered[d]	12,989	532,379
Volkswagen AG	3,678	548,328
Vonovia SE	47,970	1,687,181
Vossloh AGa	2,527	153,159
Wacker Chemie AG	1,896	168,641
Wincor Nixdorf AGa	1,304	94,829
Wirecard AGb	12,777	605,276
Zalando SEa,c	9,145	400,890
zooplus AGa	975	138,462

		118,261,944
IRELAND — 0.82%
Bank of Ireland[a]	2,880,100	615,648
C&C Group PLC	46,948	180,125
CRH PLC	85,433	2,778,177
Glanbia PLC	20,941	340,660
Kerry Group PLC Class A	16,664	1,208,185
Kingspan Group PLC	17,605	430,359
Paddy Power Betfair PLC	8,142	841,652
Ryanair Holdings PLC ADR[a]	3,743	281,062
Smurfit Kappa Group PLC	25,371	555,122

		7,230,990

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
ISRAEL — 0.01%
Plus500 Ltd.	10,802	$81,569

		81,569
ITALY — 3.45%
A2A SpA	193,176	262,794
Anima Holding SpA[c]	29,335	142,713
Ansaldo STS SpA	23,180	266,042
Ascopiave SpA	41,430	120,987
Assicurazioni Generali SpA	119,600	1,543,113
Atlantia SpA	41,944	1,025,792
Autogrill SpA	17,614	146,648
Azimut Holding SpA	13,230	212,030
Banca Generali SpA	7,782	172,575
Banca Mediolanum SpA	26,278	181,478
Banca Popolare dell’Emilia Romagna SC	51,054	239,196
Banca Popolare di Milano Scarl[b]	260,372	119,191
Banca Popolare di Sondrio SCPA	62,838	209,404
Banco Popolare SC	95,405	274,426
Beni Stabili SpA SIIQ	168,239	98,021
Brembo SpA	4,076	251,555
Buzzi Unicem SpA	9,729	188,983
Cerved Information Solutions SpA	23,980	192,814
CNH Industrial NV	105,005	814,954
Credito Emiliano SpA	12,340	69,394
Credito Valtellinese SC	201,537	88,458
Davide Campari-Milano SpA	35,502	357,066
De’ Longhi SpA	8,813	205,969
Enel SpA	797,009	3,424,832
Eni SpA	259,575	3,758,855
EXOR SpA	12,089	512,984
Ferrari NV	12,850	675,855
Fiat Chrysler Automobiles NV	93,981	687,157
FinecoBank Banca Fineco SpA	29,579	172,498
Hera SpA	111,606	285,058
Immobiliare Grande Distribuzione SIIQ SpA	125,751	96,632
Intesa Sanpaolo SpA	1,296,481	2,998,738
Iren SpA	102,740	184,252
Leonardo-Finmeccanica SpA[a]	24,295	295,617
Luxottica Group SpA	17,960	892,840
Mediaset SpA	85,582	244,294
Mediobanca SpA	65,343	478,124
Moleskine SpA	35,682	94,266
Moncler SpA	14,524	241,525

Security	Shares	Value
Poste Italiane SpA[c]	60,800	$404,226
Prysmian SpA	22,343	555,243
Recordati SpA	12,556	354,833
Saipem SpA[a]	614,694	252,685
Salini Impregilo SpA	24,177	67,317
Salvatore Ferragamo SpA	6,927	169,256
Snam SpA	262,298	1,380,725
Societa Cattolica di Assicurazioni Scrl	22,289	134,627
Tamburi Investment Partners SpA	31,373	125,871
Telecom Italia SpA/Milano[a]	1,055,048	914,248
Tenaris SA	47,474	670,288
Terna Rete Elettrica Nazionale SpA	174,975	855,846
Tod’s SpA	1,603	93,659
TREVI-Finanziaria Industriale SpA[a,b]	18,191	26,781
UniCredit SpA	538,979	1,335,274
Unione di Banche Italiane SpA	94,534	260,314
Unipol Gruppo Finanziario SpA	48,754	148,895
UnipolSai SpA	120,660	230,146
Yoox Net-A-Porter Group SpA[a]	5,919	169,996

		30,377,360
NETHERLANDS — 5.08%
Aalberts Industries NV	11,593	365,680
ABN AMRO Group NVc	24,971	575,522
Aegon NV	184,188	793,091
AerCap Holdings NVa	16,884	694,101
Akzo Nobel NV	24,784	1,599,665
Altice NV Class Aa,b	40,278	741,766
Altice NV Class Ba	9,599	178,408
Arcadis NV	7,570	99,579
ASM International NV	6,360	270,925
ASML Holding NV	37,680	3,985,916
BE Semiconductor Industries NV	4,519	146,952
Boskalis Westminster	9,897	318,909
Corbion NV	8,520	196,319
COSMO Pharmaceuticals NV	1,047	152,354
Delta Lloyd NV	49,243	297,431
Eurocommercial Properties NV	5,450	231,683
Euronext NVc	6,865	274,339
Flow Traders[c]	3,528	108,693
Fugro NV CVA[a,b]	7,570	135,095
Gemalto NV	8,206	445,588
Heineken Holding NV	10,533	809,510
Heineken NV	22,954	1,888,422
IMCD Group NV	5,955	257,231

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
ING Groep NV	394,805	$5,191,261
InterXion Holding NVa	8,735	325,204
Koninklijke Ahold Delhaize NV	130,866	2,983,154
Koninklijke BAM Groep NV	28,476	132,385
Koninklijke DSM NV	18,643	1,197,168
Koninklijke KPN NV	354,662	1,155,067
Koninklijke Philips NV	94,961	2,858,484
Koninklijke Vopak NV	7,782	392,452
NN Group NV	33,232	999,974
NSI NV	27,677	108,312
NXP Semiconductors NVa	30,141	3,014,100
OCI NVa	11,403	158,125
PostNL NVa	50,198	236,176
Randstad Holding NV	12,001	617,190
RELX NV	101,390	1,708,835
SBM Offshore NV	18,563	266,264
TKH Group NV	5,764	221,653
TomTom NVa	11,249	90,831
Unilever NV CVA	165,740	6,936,705
Wereldhave NV	4,655	208,169
Wessanen	11,499	137,208
Wolters Kluwer NV	31,545	1,219,105

		44,725,001
NORWAY — 1.27%
Akastor ASA[a,b]	20,018	27,656
Aker BP ASA[a]	10,892	175,033
Aker Solutions ASA[a]	19,154	88,279
Bakkafrost P/F	5,414	227,414
Borregaard ASA	14,085	138,265
DNB ASA	101,068	1,463,697
DNO ASA[a]	82,882	71,115
Gjensidige Forsikring ASA	23,827	427,656
Hexagon Composites ASA[a,b]	10,122	35,574
Kongsberg Automotive ASA[a]	121,225	100,342
Leroy Seafood Group ASA	4,032	213,487
Marine Harvest ASA	40,955	744,009
Norsk Hydro ASA	135,389	606,272
Norwegian Air Shuttle ASA[a,b]	2,910	98,253
Norwegian Property ASA	80,834	105,800
Opera Software ASA[a]	17,257	121,823
Orkla ASA	89,082	842,622
Petroleum Geo-Services ASA[a]	27,979	75,377
Prosafe SEa,b	565,677	19,195
REC Silicon ASA[a,b]	309,967	38,880
Salmar ASA	6,667	216,700

Security	Shares	Value
Schibsted ASA	8,206	$197,009
Schibsted ASA Class B	9,628	217,030
Selvaag Bolig ASA	23,106	112,849
Statoil ASA	115,314	1,892,215
Storebrand ASA[a]	46,738	240,843
Subsea 7 SAa	30,148	338,694
Telenor ASA	78,197	1,246,194
TGS Nopec Geophysical Co. ASA	11,381	231,028
Thin Film Electronics ASA[a,b]	83,659	42,177
XXL ASA[c]	14,775	185,327
Yara International ASA	18,992	672,084

		11,212,899
PORTUGAL — 0.29%
Banco BPI SA Registered[a,d]	57,202	70,856
CTT-Correios de Portugal SA	17,909	118,360
EDP – Energias de Portugal SA	232,521	767,473
Galp Energia SGPS SA	52,352	708,745
Jeronimo Martins SGPS SA	27,338	469,597
Navigator Co. SA (The)	37,207	108,900
NOS SGPS SA	28,380	188,279
Sonae SGPS SA	112,560	89,457

		2,521,667
SPAIN — 5.09%
Abertis Infraestructuras SA	66,820	990,681
Acciona SA	3,751	285,115
Acerinox SA	18,800	231,228
ACS Actividades de Construccion y Servicios SA	20,357	623,268
Aena SAc	7,032	1,031,009
Almirall SA	9,463	135,994
Amadeus IT Holding SA Class A	44,883	2,115,633
Applus Services SA	17,295	165,927
Atresmedia Corp. de Medios de Comunicacion SA	12,054	123,943
Axiare Patrimonio SOCIMI SA	12,816	182,074
Banco Bilbao Vizcaya Argentaria SA	668,883	4,823,185
Banco de Sabadell SA	547,581	731,715
Banco Popular Espanol SA	355,980	389,835
Banco Santander SA	1,473,747	7,232,692
Bankia SA	506,101	444,940
Bankinter SA	76,181	582,396
CaixaBank SA	340,645	1,029,506
Cellnex Telecom SAc	17,103	280,475
Cia. de Distribucion Integral Logista Holdings SA	6,784	150,443

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
CIE Automotive SA	7,379	$151,990
Corp Financiera Alba SA	3,527	154,343
Deoleo SAa	202,598	39,976
Distribuidora Internacional de Alimentacion SA	66,822	357,242
Ebro Foods SA	11,169	240,706
Enagas SA	3,345	95,887
Ence Energia y Celulosa SA	29,337	63,997
Endesa SA	37,877	804,050
Euskaltel SAa,c	14,583	146,750
Faes Farma SA	42,458	155,685
Ferrovial SA	50,270	976,754
Gamesa Corp. Tecnologica SA	23,927	552,772
Gas Natural SDG SA	35,626	701,982
Grifols SA	31,599	623,845
Grupo Catalana Occidente SA	5,866	184,614
Hispania Activos Inmobiliarios SOCIMI SA	15,534	191,058
Iberdrola SA	562,361	3,827,602
Indra Sistemas SAa	14,080	174,178
Industria de Diseno Textil SA	111,433	3,889,959
Inmobiliaria Colonial SA	24,710	174,251
International Consolidated Airlines Group SA	82,354	436,758
Lar Espana Real Estate SOCIMI SA	19,105	137,176
Liberbank SAa	72,514	71,938
Mapfre SA	107,146	317,947
Mediaset Espana Comunicacion SA	22,042	245,853
Melia Hotels International SA	13,425	165,781
Merlin Properties SOCIMI SA	27,635	310,205
Miquel y Costas & Miquel SA	3,266	138,840
NH Hotel Group SAa	26,103	115,172
Obrascon Huarte Lain SAb	16,266	65,314
Papeles y Cartones de Europa SA	12,872	67,024
Promotora de Informaciones SAa	7,864	54,482
Prosegur Cia. de Seguridad SA	38,212	277,299
Red Electrica Corp. SA	9,694	201,958
Repsol SA	113,256	1,584,791
Sacyr SA	48,061	109,742
Saeta Yield SA	19,372	187,086
Tecnicas Reunidas SA	3,979	149,020
Telefonica SA	458,510	4,654,250
Viscofan SA	5,771	271,614
Zardoya Otis SA	22,030	185,708

		44,805,658

Security	Shares	Value
SWEDEN — 5.00%
AAK AB	3,960	$261,835
AF AB Class B	11,805	216,564
Alfa Laval AB	32,033	460,886
Arcam ABa,b	2,671	88,081
Assa Abloy AB	103,600	1,886,768
Atlas Copco AB Class A	69,966	2,055,200
Atlas Copco AB Class B	40,083	1,049,449
Avanza Bank Holding AB	3,491	132,148
Axfood AB	10,024	156,891
B&M European Value Retail SA	70,724	202,570
Betsson AB	17,464	168,804
BillerudKorsnas AB	20,011	329,173
Boliden AB	29,295	679,648
Bonava AB Class Ba	12,899	159,566
Castellum AB	30,510	413,947
Com Hem Holding AB	20,375	183,841
Electrolux AB Class B	25,189	597,232
Elekta AB Class B	41,894	363,841
Evolution Gaming Group ABb,c	2,816	81,313
Fabege AB	17,436	294,933
Fastighets AB Balder Class Ba	11,447	260,370
Fingerprint Cards AB Class Ba,b	33,401	323,958
Getinge AB Class B	21,283	349,153
Hemfosa Fastigheter AB	17,297	162,971
Hennes & Mauritz AB Class B	97,400	2,743,373
Hexagon AB Class B	27,989	981,003
Hexpol AB	29,483	242,655
Holmen AB Class B	5,874	201,324
Hufvudstaden AB Class A	14,504	224,759
Husqvarna AB Class B	48,699	366,801
ICA Gruppen AB	9,747	303,058
Industrivarden AB Class C	19,368	346,076
Indutrade AB	13,225	246,132
Intrum Justitia AB	8,751	270,149
Investor AB Class B	46,630	1,659,690
JM AB	8,418	242,700
Kinnevik AB Class B	24,186	612,324
Kungsleden AB	21,655	136,821
L E Lundbergforetagen AB Class B	5,920	383,883
Lifco AB Class B	6,071	153,836
Loomis AB Class B	8,447	240,634
Lundin Petroleum ABa	20,006	360,359
Millicom International Cellular SA SDR	7,204	317,099

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
Modern Times Group MTG AB Class B	6,602	$177,976
NCC AB Class B	10,593	269,595
NetEnt AB	23,337	184,052
Nibe Industrier ABa	5,401	40,231
Nibe Industrier AB Class B	37,808	281,627
Nobia AB	12,017	104,832
Nordea Bank AB	311,537	3,278,882
Oriflame Holding AGa	5,535	203,755
Peab AB	21,572	183,284
Ratos AB Class B	24,463	100,656
Saab AB	7,994	283,554
Sandvik AB	112,015	1,275,169
SAS ABa	36,884	62,553
Securitas AB Class B	34,577	535,050
Skandinaviska Enskilda Banken AB Class A	156,883	1,585,090
Skanska AB Class B	36,535	794,565
SKF AB Class B	42,683	724,355
SSAB AB Class Aa,b	35,873	113,844
SSAB AB Class Ba	41,163	109,415
Svenska Cellulosa AB SCA Class B	62,782	1,780,847
Svenska Handelsbanken AB Class A	156,773	2,140,934
Swedbank AB Class A	93,805	2,200,204
Swedish Match AB	21,707	756,250
Swedish Orphan Biovitrum ABa,b	16,901	173,384
Tele2 AB Class B	33,305	275,588
Telefonaktiebolaget LM Ericsson Class B	315,964	1,531,225
Telia Co. AB	262,077	1,048,715
Trelleborg AB Class B	27,305	477,304
Unibet Group PLC	28,696	253,513
Volvo AB Class B	158,635	1,705,658
Wallenstam AB Class B	24,039	185,325
Wihlborgs Fastigheter AB	11,593	224,882

		43,974,132
SWITZERLAND — 13.22%
ABB Ltd. Registered	199,063	4,106,467
Actelion Ltd. Registered	10,552	1,525,873
Adecco Group AG Registered	16,836	1,001,920
AFG Arbonia-Forster Holding AG Registered[a]	8,691	130,510
Allreal Holding AG Registered	2,170	319,498
Aryzta AG	9,246	406,529

Security	Shares	Value
Baloise Holding AG Registered	5,285	$650,938
Banque Cantonale Vaudoise Registered	398	250,134
Barry Callebaut AG Registered	254	316,441
Basilea Pharmaceutica AG Registered[a,b]	1,568	105,760
BKW AG	4,442	206,850
Bucher Industries AG Registered	967	215,030
Burckhardt Compression Holding AGb	523	151,786
Cembra Money Bank AG	3,938	301,254
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	112	582,142
Chocoladefabriken Lindt & Sprungli AG Registered	11	682,981
Cie. Financiere Richemont SA Class A Registered	53,083	3,416,658
Clariant AG Registered	30,337	502,805
Credit Suisse Group AG Registered	190,462	2,661,730
Daetwyler Holding AG Bearer	1,420	194,426
dorma+kaba Holding AG Class B	416	289,210
Dufry AG Registered[a,b]	4,637	564,561
Emmi AG	334	197,245
EMS-Chemie Holding AG Registered	886	445,061
Flughafen Zuerich AG	2,184	401,950
Forbo Holding AG Registered	148	188,872
Galenica AG Registered	444	445,392
GAM Holding AG	18,708	181,424
Gategroup Holding AG	3,295	168,598
Geberit AG Registered	3,929	1,663,538
Georg Fischer AG Registered	450	399,307
Givaudan SA Registered	936	1,812,559
Helvetia Holding AG Registered	731	380,691
Implenia AG Registered	2,514	168,422
Julius Baer Group Ltd.	22,840	926,395
Kuehne + Nagel International AG Registered	5,450	739,600
Kuoni Reisen Holding AG Class B Registered[a]	563	210,221
LafargeHolcim Ltd. Registered	46,280	2,473,352
Leonteq AGb	1,345	77,594
Logitech International SA Registered	18,148	439,523
Lonza Group AG Registered	5,560	1,050,266
Meyer Burger Technology AGa,b	15,776	51,688

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
Mobimo Holding AG Registered	1,243	$299,280
Myriad Group AGa,b	15,190	39,169
Nestle SA Registered	324,291	23,529,052
Novartis AG Registered	228,054	16,235,212
OC Oerlikon Corp. AG Registered	24,781	233,301
Orascom Development Holding AGa,b	8,449	50,580
Panalpina Welttransport Holding AG Registered	1,603	208,298
Pargesa Holding SA Bearer	4,264	286,523
Partners Group Holding AG	1,834	929,148
PSP Swiss Property AG Registered	4,367	390,818
Roche Holding AG	71,508	16,450,672
Santhera Pharmaceutical Holding AGa,b	1,279	56,261
Schindler Holding AG Participation Certificates	3,960	736,418
Schindler Holding AG Registered	2,663	492,799
Schmolz + Bickenbach AG Registered[a]	126,233	82,972
SGS SA Registered	564	1,144,083
Sika AG Bearer	226	1,086,921
Sonova Holding AG Registered	5,662	759,781
Straumann Holding AG Registered	1,179	442,915
Sulzer AG Registered	1,981	195,316
Sunrise Communications Group AGc	3,864	264,138
Swatch Group AG (The) Bearer	3,087	929,315
Swatch Group AG (The) Registered	5,731	330,623
Swiss Life Holding AG Registered	3,315	878,279
Swiss Prime Site AG Registered	7,682	637,383
Swiss Re AG	33,341	3,098,431
Swisscom AG Registered	2,611	1,195,267
Syngenta AG Registered	9,501	3,800,784
Tecan Group AG Registered	1,466	241,640
Temenos Group AG Registered	6,591	425,559
u-blox Holding AG	951	179,833
UBS Group AG	371,786	5,263,428
Valiant Holding AG Registered	2,514	238,587
Vontobel Holding AG Registered	3,539	173,389
Zurich Insurance Group AG	15,443	4,043,071

		116,354,447
UNITED KINGDOM — 28.90%
3i Group PLC	102,393	838,828
AA PLC	64,720	202,362
Abcam PLC	19,707	209,565

Security	Shares	Value
Aberdeen Asset Management PLC	90,230	$352,738
Admiral Group PLC	23,248	544,111
Aggreko PLC	25,854	252,995
Allied Minds PLC[a]	19,759	82,021
Amec Foster Wheeler PLC	41,480	226,475
Amerisur Resources PLC[a]	158,409	57,537
Anglo American PLC[a]	143,594	1,982,800
Antofagasta PLC	44,664	296,099
AO World PLC[a,b]	38,404	73,895
Ashmore Group PLC	40,939	175,488
Ashtead Group PLC	51,248	799,628
ASOS PLC[a]	5,450	349,796
Associated British Foods PLC	36,358	1,092,869
AstraZeneca PLC	129,195	7,236,843
Auto Trader Group PLC[c]	100,786	461,067
AVEVA Group PLC	7,358	165,294
Aviva PLC	401,544	2,170,805
Babcock International Group PLC	23,331	281,715
BAE Systems PLC	319,469	2,115,965
Balfour Beatty PLC	71,290	235,873
Barclays PLC	1,719,591	3,995,250
Barratt Developments PLC	101,020	559,572
BBA Aviation PLC	108,323	342,002
Beazley PLC	64,283	285,678
Bellway PLC	12,441	359,377
Berendsen PLC	22,131	261,011
Berkeley Group Holdings PLC	13,411	386,251
BGEO Group PLC	5,026	181,387
BHP Billiton PLC	214,631	3,234,920
Big Yellow Group PLC	20,714	175,005
Bodycote PLC	23,403	169,293
boohoo.com PLC[a]	146,927	222,435
Booker Group PLC	155,697	341,022
Bovis Homes Group PLC	16,412	151,783
BP PLC	1,905,711	11,254,162
Brewin Dolphin Holdings PLC	39,815	126,386
British American Tobacco PLC	190,493	10,911,156
British Land Co. PLC (The)	92,784	663,254
Britvic PLC	27,550	186,679
BT Group PLC	858,048	3,938,417
BTG PLC[a]	39,815	319,855
Bunzl PLC	33,450	898,052
Burberry Group PLC	44,423	799,981
Cairn Energy PLC[a]	70,426	174,890
Capita PLC	63,311	452,957

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
Capital & Counties Properties PLC	70,002	$246,397
Card Factory PLC	39,864	123,476
Carillion PLC	45,115	138,308
Carnival PLC	19,112	918,420
Centamin PLC	178,222	343,359
Centrica PLC	557,869	1,458,921
Cineworld Group PLC	22,960	151,512
Close Brothers Group PLC	17,224	279,052
Cobham PLC	171,505	299,219
Coca-Cola European Partners PLC	22,973	884,553
Coca-Cola HBC AG	18,407	396,875
Compass Group PLC	166,993	3,019,488
Crest Nicholson Holdings PLC	29,083	144,480
Croda International PLC	12,761	544,985
CYBG PLC[a]	89,346	294,741
Daily Mail & General Trust PLC Class A NVS	30,125	275,847
Dairy Crest Group PLC	23,773	177,049
DCC PLC	9,359	761,570
De La Rue PLC	15,988	111,946
Debenhams PLC	161,840	106,106
Derwent London PLC	8,806	260,073
Diageo PLC	255,983	6,811,583
Dignity PLC	6,542	211,898
Diploma PLC	20,435	233,898
Direct Line Insurance Group PLC	134,823	569,699
Dixons Carphone PLC	100,920	387,752
Domino’s Pizza Group PLC	60,942	253,048
Drax Group PLC	43,419	167,989
DS Smith PLC	91,527	445,640
Dunelm Group PLC	14,080	130,044
easyJet PLC	16,200	185,325
Electrocomponents PLC	54,593	248,348
Elementis PLC	55,017	159,999
EnQuest PLC[a,b]	48,197	2,354
EnQuest PLC ADR[a,b]	108,444	35,748
Enterprise Inns PLC[a]	92,169	103,808
Entertainment One Ltd.	41,953	118,934
Essentra PLC	25,854	160,982
esure Group PLC	46,015	152,753
Evraz PLC[a]	36,085	90,359
Experian PLC	97,116	1,865,089
Fenner PLC	36,940	98,769
FirstGroup PLC[a]	132,258	176,975
Foxtons Group PLC	37,432	48,900

Security	Shares	Value
Fresnillo PLC	26,776	$536,129
G4S PLC	159,502	428,419
Galliford Try PLC	13,201	197,596
Genus PLC	8,333	190,860
GKN PLC	177,124	690,272
GlaxoSmithKline PLC	497,329	9,827,352
Glencore PLC[a]	1,249,051	3,812,415
Go-Ahead Group PLC	6,298	159,475
Grafton Group PLC	25,854	156,973
Grainger PLC	62,887	169,681
Great Portland Estates PLC	35,070	254,333
Greencore Group PLC	49,350	198,830
Greene King PLC	28,376	253,423
Greggs PLC	11,805	137,714
GVC Holdings PLC	29,239	248,636
GW Pharmaceuticals PLC[a]	31,270	303,511
Halfords Group PLC	25,099	103,942
Halma PLC	43,419	555,547
Hammerson PLC	73,964	497,567
Hansteen Holdings PLC	140,128	183,913
Hargreaves Lansdown PLC	24,675	349,458
Hays PLC	158,841	264,907
Helical PLC	19,629	63,388
Henderson Group PLC	109,698	310,316
Hikma Pharmaceuticals PLC	14,993	321,069
Hiscox Ltd.	32,256	402,084
Homeserve PLC	34,432	256,222
Howden Joinery Group PLC	70,214	321,380
HSBC Holdings PLC	2,029,542	15,268,620
Hunting PLC	16,624	102,192
ICAP PLC	56,532	334,401
IG Group Holdings PLC	40,027	403,413
Imagination Technologies Group PLC[a]	30,585	84,391
IMI PLC	26,490	321,476
Imperial Brands PLC	97,079	4,688,206
Inchcape PLC	40,663	322,944
Indivior PLC	83,050	318,788
Informa PLC	78,701	646,179
Inmarsat PLC	47,029	402,785
InterContinental Hotels Group PLC	19,155	742,516
Intermediate Capital Group PLC	29,720	219,707
International Personal Finance PLC	33,088	118,970
Interserve PLC	20,647	85,329
Intertek Group PLC	16,134	673,278

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
Intu Properties PLC	74,485	$250,536
Investec PLC	58,849	364,992
ITE Group PLC	53,736	94,309
ITV PLC	367,034	764,031
J D Wetherspoon PLC	15,564	165,318
J Sainsbury PLC	168,044	514,759
John Menzies PLC	26,767	162,337
John Wood Group PLC	38,300	359,588
Johnson Matthey PLC	18,900	786,858
Jupiter Fund Management PLC	39,815	209,850
Just Eat PLC[a]	49,646	340,644
KAZ Minerals PLC[a]	38,212	133,428
Keller Group PLC	12,989	107,915
Kier Group PLC	13,337	221,288
Kingfisher PLC	234,422	1,034,061
Ladbrokes PLC	96,409	157,255
Laird PLC	42,783	75,739
Lancashire Holdings Ltd.	25,837	219,864
Land Securities Group PLC	73,849	900,721
Legal & General Group PLC	589,385	1,506,801
Lloyds Banking Group PLC	6,530,708	4,565,535
London Stock Exchange Group PLC	32,070	1,100,235
LondonMetric Property PLC	88,440	160,993
Majestic Wine PLC[a]	11,293	39,364
Man Group PLC	168,519	256,564
Marks & Spencer Group PLC	165,298	687,171
Marston’s PLC	86,083	140,517
Mediclinic International PLC	40,232	445,266
Meggitt PLC	76,605	407,123
Melrose Industries PLC	205,770	423,941
Merlin Entertainments PLC[c]	64,218	361,284
Micro Focus International PLC	23,125	604,475
Mitchells & Butlers PLC	29,701	100,917
Mitie Group PLC	51,413	132,194
Mondi PLC	35,653	694,719
Moneysupermarket.com Group PLC	59,888	191,494
Morgan Advanced Materials PLC	42,147	140,221
N Brown Group PLC	23,335	54,330
National Express Group PLC	55,309	248,363
National Grid PLC	382,889	4,978,546
NewRiver REIT PLC	33,542	126,949
Next PLC	14,640	860,811
Northgate PLC	24,251	124,576
Ocado Group PLC[a,b]	59,892	201,086
Old Mutual PLC	493,693	1,214,541

Security	Shares	Value
Ophir Energy PLC[a,b]	67,601	$57,155
Oxford Instruments PLC	9,246	76,310
Pagegroup PLC	33,093	146,704
Paragon Group of Companies PLC (The)	38,952	157,650
Paysafe Group PLC[a]	47,106	249,026
Pearson PLC	84,182	778,542
Pennon Group PLC	42,868	436,757
Persimmon PLC	32,496	672,084
Petra Diamonds Ltd.	75,361	139,760
Petrofac Ltd.	25,523	251,314
Pets at Home Group PLC	43,343	112,926
Phoenix Group Holdings	25,543	227,810
Playtech PLC	23,110	261,835
Premier Foods PLC[a]	103,415	57,448
Provident Financial PLC	14,928	537,655
Prudential PLC	258,469	4,211,212
QinetiQ Group PLC	76,936	216,229
Randgold Resources Ltd.	9,989	882,959
Reckitt Benckiser Group PLC	64,548	5,763,130
Redrow PLC	22,314	103,361
Regus PLC	76,181	231,500
RELX PLC	112,641	2,009,217
Renishaw PLC	4,542	143,236
Rentokil Initial PLC	210,983	588,076
Restaurant Group PLC (The)	24,251	111,178
Rightmove PLC	10,321	470,644
Rio Tinto PLC	125,624	4,355,064
Rolls-Royce Holdings PLC	188,211	1,669,401
Rolls-Royce Holdings PLC New[a]	8,657,706	10,570
Rotork PLC	88,658	220,815
Royal Bank of Scotland Group PLC[a]	354,859	819,271
Royal Dutch Shell PLC Class A	439,067	10,927,519
Royal Dutch Shell PLC Class B	383,621	9,905,874
Royal Mail PLC	87,502	524,541
RPC Group PLC	35,208	407,502
RPS Group PLC	38,728	80,026
RSA Insurance Group PLC	104,615	705,677
Safestore Holdings PLC	28,928	126,545
Saga PLC	113,182	274,157
Sage Group PLC (The)	111,394	981,247
Savills PLC	20,011	169,554
Schroders PLC	11,934	410,734
Segro PLC	73,730	393,554
Senior PLC	52,473	111,664

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
Serco Group PLC[a]	112,075	$187,734
Severn Trent PLC	24,039	683,250
Shaftesbury PLC	27,338	306,067
Shire PLC	91,973	5,221,477
SIG PLC	77,148	104,080
Sirius Minerals PLC[a,b]	230,123	108,168
Sky PLC	103,131	1,029,965
Smith & Nephew PLC	90,018	1,300,152
Smiths Group PLC	39,372	681,622
SOCO International PLC	30,125	50,848
Spectris PLC	12,017	300,620
Speedy Hire PLC	143,604	67,062
Spirax-Sarco Engineering PLC	7,542	406,258
Spire Healthcare Group PLC[c]	34,099	154,869
Spirent Communications PLC	116,829	117,319
SSE PLC	101,226	1,966,266
SSP Group PLC	47,975	198,971
ST Modwen Properties PLC	33,093	110,220
St. James’s Place PLC	52,685	607,853
Stagecoach Group PLC	51,201	123,647
Standard Chartered PLC[a]	333,303	2,896,932
Standard Life PLC	195,160	804,879
Stock Spirits Group PLC	43,541	84,124
SuperGroup PLC	6,402	105,206
SVG Capital PLC[a]	36,329	311,587
Synthomer PLC	36,794	160,550
TalkTalk Telecom Group PLC	54,381	135,178
Tate & Lyle PLC	49,562	471,980
Taylor Wimpey PLC	327,293	566,222
Ted Baker PLC	4,047	122,289
Telecom Plus PLC	8,594	124,230
Tesco PLC[a]	831,376	2,139,169
Thomas Cook Group PLC[a]	147,067	124,790
Travis Perkins PLC	23,615	384,325
Tritax Big Box REIT PLC	106,547	176,653
TUI AG	51,137	647,432
Tullett Prebon PLC	35,425	153,539
Tullow Oil PLC[a,b]	94,524	305,475
UBM PLC	42,023	368,633
UDG Healthcare PLC	37,788	301,495
Ultra Electronics Holdings PLC	9,246	209,739
Unilever PLC	130,998	5,466,593
UNITE Group PLC (The)	28,664	193,702
United Utilities Group PLC	69,790	800,942
Vectura Group PLC[a]	82,647	136,624

Security	Shares	Value
Vedanta Resources PLC	9,034	$78,696
Vesuvius PLC	28,186	125,433
Victrex PLC	9,246	197,661
Virgin Money Holdings UK PLC	30,119	120,981
Vodafone Group PLC	2,714,903	7,451,276
Weir Group PLC (The)	23,066	478,742
WH Smith PLC	15,889	285,745
Whitbread PLC	17,798	785,524
William Hill PLC	87,388	315,595
Wm Morrison Supermarkets PLC	221,113	611,452
Wolseley PLC	24,887	1,291,647
Workspace Group PLC	19,545	150,214
Worldpay Group PLC[c]	180,200	626,577
WPP PLC	127,688	2,771,800
WS Atkins PLC	10,929	201,749
Xaar PLC	15,760	80,814
Zoopla Property Group PLC[c]	34,574	128,491

		254,360,497

TOTAL COMMON STOCKS
(Cost: $990,684,093)		867,916,070

PREFERRED STOCKS — 0.88%

GERMANY — 0.81%
Bayerische Motoren Werke AG	5,505	417,291
Fuchs Petrolub SE	7,147	319,062
Henkel AG & Co. KGaA	17,497	2,242,168
Jungheinrich AG	6,526	205,636
Porsche Automobil Holding SE	15,479	833,557
Sartorius AG	3,963	310,917
Schaeffler AG	16,774	253,382
Volkswagen AG	18,688	2,564,821

		7,146,834
ITALY — 0.07%
Intesa Sanpaolo SpA	104,694	225,859
Telecom Italia SpA/Milano	614,241	434,972

		660,831

TOTAL PREFERRED STOCKS
(Cost: $9,239,657)		7,807,665

RIGHTS — 0.02%

ITALY — 0.00%
EXOR SpA[a]	12,089	1

		1

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Security	Shares	Value
NORWAY — 0.00%
Prosafe SEa	—	$—

		—
SPAIN — 0.01%
Banco Santander SAa	1,473,747	82,392
Ferrovial SAa	50,270	21,491
Papeles y Cartones de Europa SAa	12,872	2,582

		106,465
SWEDEN — 0.00%
Tele2 AB Class Ba	33,305	9,991

		9,991
UNITED KINGDOM — 0.01%
Phoenix Group Holdings[a]	14,900	40,385

		40,385
TOTAL RIGHTS
(Cost: $144,803)		156,842

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	7,226,704	7,227,426
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[e,f]	414,608	414,608

		7,642,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,641,311)		7,642,034

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $1,007,709,864)[h]		883,522,611
Other Assets, Less Liabilities — (0.37)%		(3,272,811)

NET ASSETS — 100.00%		$880,249,800

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $1,011,508,946. Net unrealized depreciation was $127,986,335, of which $25,367,161 represented gross unrealized appreciation on securities and $153,353,496 represented gross unrealized depreciation on securities.

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$867,838,021	$78,049	$—	$867,916,070
Preferred stocks	7,807,665	—	—	7,807,665
Rights	146,850	9,992	—	156,842
Money market funds	7,642,034	—	—	7,642,034

Total	$883,434,570	$88,041	$—	$883,522,611

62

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.32%

AUSTRALIA — 18.74%
Abacus Property Group	71,754	$152,883
Adelaide Brighton Ltd.	73,203	298,015
AGL Energy Ltd.	95,021	1,386,833
Ainsworth Game Technology Ltd.	32,938	44,740
ALS Ltd.	79,827	378,437
Altium Ltd.[a]	40,712	242,882
Alumina Ltd.	385,036	462,929
Amcor Ltd./Australia	177,869	1,989,636
AMP Ltd.	431,004	1,498,834
Ansell Ltd.	25,345	418,319
APA Group	154,648	936,728
APN News & Media Ltd.[b]	33,638	68,600
ARB Corp. Ltd.	13,021	169,036
Ardent Leisure Group	72,388	111,269
Aristocrat Leisure Ltd.	81,667	953,297
Arrium Ltd.[a,b]	747,936	6
Asaleo Care Ltd.	51,685	57,421
ASX Ltd.	28,290	1,014,580
Aurizon Holdings Ltd.	312,803	1,161,574
AusNet Services	236,075	269,462
Austal Ltd.	63,330	74,214
Australia & New Zealand Banking Group Ltd.	411,563	8,722,030
Australian Agricultural Co. Ltd.[b]	81,009	107,568
Australian Pharmaceutical Industries Ltd.	97,499	140,965
Automotive Holdings Group Ltd.	43,402	133,758
Aveo Group	62,468	153,063
Bank of Queensland Ltd.	61,351	488,325
Bapcor Ltd.	54,438	212,508
Beach Energy Ltd.	311,017	171,585
Bellamy’s Australia Ltd.[a]	15,286	132,254
Bendigo & Adelaide Bank Ltd.	69,753	590,764
BHP Billiton Ltd.	444,781	7,808,181
Billabong International Ltd.[b]	39,407	36,284
Blackmores Ltd.[a]	2,650	226,011
BlueScope Steel Ltd.	91,253	541,624
Boral Ltd.	113,310	543,206
Brambles Ltd.	233,051	2,044,732
Breville Group Ltd.	21,701	152,914
Brickworks Ltd.	13,306	136,488
BT Investment Management Ltd.	27,764	195,425
BWP Trust	86,339	195,128
Cabcharge Australia Ltd.	31,040	85,032

Security	Shares	Value
Caltex Australia Ltd.	40,302	$942,422
carsales.com Ltd.	36,208	293,709
Cedar Woods Properties Ltd.	20,122	68,903
Challenger Ltd./Australia	82,075	672,015
Charter Hall Group	44,797	160,215
Charter Hall Retail REIT	56,654	178,910
CIMIC Group Ltd.	18,094	407,414
Cleanaway Waste Management Ltd.	265,490	234,349
Coca-Cola Amatil Ltd.	80,801	586,572
Cochlear Ltd.	9,995	973,225
Commonwealth Bank of Australia	246,482	13,765,061
Computershare Ltd.	68,978	553,757
Corporate Travel Management Ltd.	12,634	182,663
Costa Group Holdings Ltd.	32,600	70,700
Cover-More Group Ltd.	77,640	84,189
Credit Corp. Group Ltd.	8,422	113,563
Cromwell Property Group	257,688	178,440
Crown Resorts Ltd.	53,866	446,374
CSL Ltd.	67,353	5,151,364
CSR Ltd.	77,272	215,208
Dexus Property Group	131,551	894,927
Domino’s Pizza Enterprises Ltd.	10,776	526,850
Donaco International Ltd.	74,092	24,525
Downer EDI Ltd.	67,118	297,758
DUET Group	271,131	491,035
DuluxGroup Ltd.	64,462	315,897
Eclipx Group Ltd.	38,684	113,331
Energy World Corp. Ltd.[b]	163,677	27,401
ERM Power Ltd.	14,601	12,499
Estia Health Ltd.	24,644	50,258
Evolution Mining Ltd.	228,759	393,408
Fairfax Media Ltd.	338,958	212,792
FlexiGroup Ltd./Australia	59,599	102,042
Flight Centre Travel Group Ltd.	8,137	209,718
Fortescue Metals Group Ltd.	239,582	1,002,704
G8 Education Ltd.	46,249	111,210
Galaxy Resources Ltd.[b]	191,552	51,017
Gateway Lifestyle	61,163	107,977
GDI Property Group	171,435	126,540
Genworth Mortgage Insurance Australia Ltd.	42,694	99,413
Goodman Group	249,639	1,289,847
GPT Group (The)	242,313	859,248
GrainCorp Ltd. Class A	37,822	241,757
Greencross Ltd.	21,214	112,677

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Security	Shares	Value
Growthpoint Properties Australia Ltd.	73,000	$172,758
GUD Holdings Ltd.	10,450	75,543
GWA Group Ltd.	56,995	124,039
Harvey Norman Holdings Ltd.	82,385	316,589
Healthscope Ltd.	196,698	330,787
Iluka Resources Ltd.	62,957	276,424
Incitec Pivot Ltd.	249,794	560,738
Independence Group NL	71,148	230,095
Insurance Australia Group Ltd.	347,913	1,458,741
Investa Office Fund	90,059	290,569
Invocare Ltd.	21,856	217,371
IOOF Holdings Ltd.	41,077	256,312
IPH Ltd.[a]	17,158	76,380
Iress Ltd.	33,558	289,833
iSentia Group Ltd.	36,188	96,931
James Hardie Industries PLC	65,878	984,049
Japara Healthcare Ltd.[a]	25,424	36,371
JB Hi-Fi Ltd.	18,028	389,466
Karoon Gas Australia Ltd.[b]	67,612	118,334
LendLease Group	77,106	793,270
Macquarie Atlas Roads Group	82,048	294,690
Macquarie Group Ltd.	41,690	2,531,575
Magellan Financial Group Ltd.	20,167	326,718
Mantra Group Ltd.	38,216	95,675
Mayne Pharma Group Ltd.[b]	237,658	296,587
McMillan Shakespeare Ltd.[a]	12,556	103,475
Medibank Pvt Ltd.	417,926	820,494
Mesoblast Ltd.[a,b]	31,698	29,548
Metals X Ltd.[b]	62,957	66,112
Metcash Ltd.[b]	158,564	240,112
Mineral Resources Ltd.	31,508	277,402
Mirvac Group	521,230	828,957
Monadelphous Group Ltd.	12,010	85,176
Myer Holdings Ltd.	130,306	116,509
MYOB Group Ltd.	46,952	132,194
National Australia Bank Ltd.	376,957	8,031,671
Navitas Ltd.	39,793	158,670
Newcrest Mining Ltd.	113,036	1,940,492
NEXTDC Ltd.[b]	78,660	220,271
Nine Entertainment Co. Holdings Ltd.	111,450	72,935
Northern Star Resources Ltd.	82,672	261,702
Nufarm Ltd./Australia	38,856	261,968
OFX Group Ltd.	65,258	76,970
Oil Search Ltd.	199,390	1,010,494
Orica Ltd.	55,879	692,669

Security	Shares	Value
Origin Energy Ltd.	249,890	$1,017,323
Orocobre Ltd.[b]	29,199	85,099
Orora Ltd.	196,273	433,126
OZ Minerals Ltd.	53,401	272,258
Pact Group Holdings Ltd.	42,353	211,741
Paladin Energy Ltd.[a,b]	514,539	54,815
Perpetual Ltd.	7,052	242,768
Pilbara Minerals Ltd.[b]	162,440	64,277
Platinum Asset Management Ltd.	32,628	123,893
Premier Investments Ltd.	16,905	182,538
Primary Health Care Ltd.	79,878	233,407
Programmed Maintenance Services Ltd.	39,932	43,604
Qantas Airways Ltd.	109,970	256,066
QBE Insurance Group Ltd.	189,285	1,438,924
Qube Holdings Ltd.	109,356	185,568
Ramsay Health Care Ltd.	19,531	1,090,285
RCG Corp. Ltd.	33,692	37,303
REA Group Ltd.	8,294	322,761
Regis Healthcare Ltd.[a]	19,841	59,486
Regis Resources Ltd.	67,401	166,689
Retail Food Group Ltd.	13,102	67,497
Rio Tinto Ltd.	57,619	2,375,531
SAI Global Ltd.	36,968	131,652
Sandfire Resources NL	38,442	152,113
Santos Ltd.	238,348	647,494
Saracen Mineral Holdings Ltd.[b]	110,438	93,702
Scentre Group	751,546	2,407,652
Seek Ltd.	48,362	538,768
Select Harvests Ltd.	11,254	52,410
Seven West Media Ltd.	249,160	128,927
SG Fleet Group Ltd.	34,316	94,006
Shopping Centres Australasia Property Group	123,774	206,267
Sigma Pharmaceuticals Ltd.	239,045	241,929
Sims Metal Management Ltd.	30,150	229,885
Sirtex Medical Ltd.	10,160	215,779
Sonic Healthcare Ltd.	56,034	873,674
South32 Ltd.	757,211	1,480,833
Southern Cross Media Group Ltd.	177,559	194,563
Spark Infrastructure Group	246,969	417,207
Spotless Group Holdings Ltd.	167,618	127,549
St. Barbara Ltd.[b]	85,012	170,134
Star Entertainment Grp Ltd. (The)	120,595	457,916
Steadfast Group Ltd.	133,831	217,935
Stockland	331,382	1,114,570

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Security	Shares	Value
Suncorp Group Ltd.	180,788	$1,646,720
Super Retail Group Ltd.	24,644	183,778
Sydney Airport	153,998	733,577
Syrah Resources Ltd.[b]	34,212	93,721
Tabcorp Holdings Ltd.	122,143	449,852
Tassal Group Ltd.	39,992	117,163
Tatts Group Ltd.	206,080	636,675
Technology One Ltd.	63,858	273,577
Telstra Corp. Ltd.	591,328	2,240,855
Ten Network Holdings Ltd.[b]	52,118	41,047
TFS Corp. Ltd.[a]	48,510	51,679
Tox Free Solutions Ltd.[b]	14,765	26,403
Tox Free Solutions Ltd.	57,584	102,974
TPG Telecom Ltd.	52,694	303,137
Transurban Group	284,032	2,245,633
Treasury Wine Estates Ltd.	110,145	900,171
Vicinity Centres	446,486	975,092
Village Roadshow Ltd.	24,644	95,452
Virtus Health Ltd.	25,176	133,529
Vocus Communications Ltd.	97,624	424,179
Wesfarmers Ltd.	158,482	4,945,677
Western Areas Ltd.[b]	28,574	53,706
Westfield Corp.	283,448	1,919,639
Westpac Banking Corp.	475,925	11,034,865
Whitehaven Coal Ltd.[b]	153,958	354,978
Woodside Petroleum Ltd.	111,156	2,399,652
Woolworths Ltd.	181,886	3,273,305
WorleyParsons Ltd.[b]	32,342	209,190

		148,555,240
HONG KONG — 8.71%
AIA Group Ltd.	1,746,800	11,026,114
ASM Pacific Technology Ltd.	46,600	449,784
Bank of East Asia Ltd. (The)[a]	186,800	752,755
BOC Hong Kong Holdings Ltd.	467,000	1,668,104
Brightoil Petroleum Holdings Ltd.	622,000	179,666
Cathay Pacific Airways Ltd.	154,000	202,954
Champion REIT[a]	310,000	176,290
Cheung Kong Infrastructure Holdings Ltd.	157,000	1,286,595
Cheung Kong Property Holdings Ltd.	392,572	2,908,278
China Healthcare Enterprise Group Ltd.[b]	1,244,000	21,496
China LNG Group Ltd.[a,b]	3,080,000	90,158
China Strategic Holdings Ltd.[a,b]	3,110,000	73,791

Security	Shares	Value
Citic Telecom International Holdings Ltd.	466,000	$159,843
CK Hutchison Holdings Ltd.	392,572	4,857,255
CK Life Sciences International Holdings Inc.	1,244,000	109,083
CLP Holdings Ltd.	314,000	3,194,723
Dah Sing Banking Group Ltd.	186,400	337,473
Enerchina Holdings Ltd.[b]	1,872,000	130,355
Esprit Holdings Ltd.[b]	280,600	231,576
First Pacific Co. Ltd./Hong Kong	620,000	470,106
G-Resources Group Ltd.	4,641,000	81,391
Galaxy Entertainment Group Ltd.	314,000	1,289,632
GCL New Energy Holdings Ltd.[b]	788,000	47,250
Giordano International Ltd.	308,000	162,443
Global Brands Group Holding Ltd.[b]	1,244,065	141,173
Guotai Junan International Holdings Ltd.	310,000	118,726
Haitong International Securities Group Ltd.[a]	308,000	197,791
Hang Lung Properties Ltd.	310,000	684,372
Hang Seng Bank Ltd.	109,900	1,985,466
Henderson Land Development Co. Ltd.	178,632	1,058,452
HKBN Ltd.	155,000	182,886
HKT Trust & HKT Ltd.	310,720	427,123
Hong Kong & China Gas Co. Ltd.	1,028,840	2,016,592
Hong Kong Exchanges & Clearing Ltd.	165,800	4,391,487
Hongkong Land Holdings Ltd.	140,200	939,340
Hopewell Holdings Ltd.	77,000	270,076
Hsin Chong Group Holdings Ltd.[a,b]	932,000	41,463
Hutchison Telecommunications Hong Kong Holdings Ltd.	308,000	99,293
Hybrid Kinetic Group Ltd.[a,b]	2,180,000	63,251
Hysan Development Co. Ltd.	157,000	724,785
IGG Inc.	154,000	112,598
Johnson Electric Holdings Ltd.	77,250	186,878
Kerry Logistics Network Ltd.	155,000	205,871
Kerry Properties Ltd.	77,000	243,764
Kowloon Development Co. Ltd.	154,000	154,301
KuangChi Science Ltd.[a,b]	311,000	108,281
Landing International Development Ltd.[b]	2,330,000	56,185
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	155,000	61,961
Li & Fung Ltd.	932,000	459,098
Link REIT	314,000	2,239,141
Macau Legend Development Ltd.[b]	310,000	54,366

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Security	Shares	Value
Man Wah Holdings Ltd.	248,000	$164,697
Melco Crown Entertainment Ltd. ADR	20,746	347,288
Melco International Development Ltd.[a]	154,000	201,366
MGM China Holdings Ltd.	124,000	205,312
MTR Corp. Ltd.	235,500	1,304,310
New World Development Co. Ltd.	778,000	970,136
NewOcean Energy Holdings Ltd.	308,000	79,434
NWS Holdings Ltd.	310,000	549,256
Pacific Basin Shipping Ltd.[a,b]	754,000	112,786
Pacific Textiles Holdings Ltd.[a]	154,000	194,217
PCCW Ltd.	622,000	370,560
Power Assets Holdings Ltd.	235,500	2,215,352
Sa Sa International Holdings Ltd.	308,000	140,996
Samson Holding Ltd.	466,000	40,862
Sands China Ltd.	311,200	1,354,378
Shangri-La Asia Ltd.	308,000	338,787
Shun Tak Holdings Ltd.[b]	620,000	209,469
Singamas Container Holdings Ltd.[b]	932,000	97,348
Sino Land Co. Ltd.	314,000	534,478
SITC International Holdings Co. Ltd.[a]	310,000	183,485
Sitoy Group Holdings Ltd.	154,000	55,604
SJM Holdings Ltd.	154,000	106,640
SmarTone Telecommunications Holdings Ltd.	77,000	116,371
SOCAM Development Ltd.[b]	308,000	119,548
Sun Hung Kai & Co. Ltd.	154,000	97,108
Sun Hung Kai Properties Ltd.	314,000	4,688,833
SUNeVision Holdings Ltd.	310,000	152,305
Sunlight REIT	310,000	191,880
Swire Pacific Ltd. Class A	78,500	816,396
Swire Properties Ltd.	186,800	537,166
Techtronic Industries Co. Ltd.	233,000	877,335
Town Health International Medical Group Ltd.	620,000	99,138
Truly International Holdings Ltd.	308,000	120,740
Value Partners Group Ltd.	154,000	147,350
VTech Holdings Ltd.	31,000	380,562
WH Group Ltd.[c]	857,000	695,117
Wharf Holdings Ltd. (The)	157,000	1,180,307
Wheelock & Co. Ltd.	157,000	969,754
Wynn Macau Ltd.	248,800	381,789
Xinyi Glass Holdings Ltd.	308,000	264,913
Yue Yuen Industrial Holdings Ltd.	77,000	293,410

		69,038,618

Security	Shares	Value
JAPAN — 67.35%
Accordia Golf Co. Ltd.	15,400	$155,341
Acom Co. Ltd.[b]	77,800	358,331
Activia Properties Inc.	157	761,955
ADEKA Corp.	15,400	233,011
Advance Residence Investment Corp.	154	429,972
Advantest Corp.	31,000	443,384
Aeon Co. Ltd.	93,400	1,291,433
AEON Financial Service Co. Ltd.	15,400	271,260
Aeon Mall Co. Ltd.	31,000	460,199
AEON REIT Investment Corp.	154	186,556
Aica Kogyo Co. Ltd.	15,400	439,644
Aida Engineering Ltd.	31,000	266,679
Aiful Corp.[a,b]	77,800	236,913
Aisin Seiki Co. Ltd.	31,400	1,378,988
Ajinomoto Co. Inc.	93,400	2,076,691
Alfresa Holdings Corp.	31,000	655,488
Alpine Electronics Inc.	15,400	205,167
Alps Electric Co. Ltd.	31,000	743,398
Amada Holdings Co. Ltd.	62,200	709,098
Amano Corp.	31,000	576,724
ANA Holdings Inc.	157,000	441,037
AnGes MG Inc.[a,b]	15,400	36,930
Anritsu Corp.	31,000	164,315
AOKI Holdings Inc.	15,400	186,263
Aozora Bank Ltd.	157,000	518,428
Artnature Inc.	15,400	94,084
Asahi Diamond Industrial Co. Ltd.	15,400	114,747
Asahi Glass Co. Ltd.	157,000	1,098,111
Asahi Group Holdings Ltd.	62,800	2,241,641
Asahi Intecc Co. Ltd.	15,700	679,783
Asahi Kasei Corp.	157,000	1,416,040
ASICS Corp.	31,000	661,388
Astellas Pharma Inc.	311,900	4,628,711
Autobacs Seven Co. Ltd.	15,400	218,943
Azbil Corp.	15,700	466,137
Bandai Namco Holdings Inc.	31,000	929,248
Bank of Saga Ltd. (The)	154,000	401,542
Bank of the Ryukyus Ltd.	15,400	202,529
Benesse Holdings Inc.	15,400	403,447
BIC Camera Inc.	15,400	132,626
Bridgestone Corp.	94,200	3,509,473
Brother Industries Ltd.	46,600	855,860
Calbee Inc.	15,700	569,225

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Security	Shares	Value
Canon Inc.	155,800	$4,473,032
Canon Marketing Japan Inc.	15,400	265,985
Capcom Co. Ltd.	15,400	397,878
Casio Computer Co. Ltd.	31,000	432,469
Cawachi Ltd.	15,400	396,119
Central Japan Railway Co.	15,700	2,669,082
Chiba Bank Ltd. (The)	157,000	971,119
Chubu Electric Power Co. Inc.	93,400	1,372,758
Chugai Pharmaceutical Co. Ltd.	31,400	1,069,725
Chugoku Bank Ltd. (The)	31,000	415,949
Chugoku Electric Power Co. Inc. (The)	46,600	544,557
Citizen Watch Co. Ltd.	46,600	262,079
CKD Corp.	31,000	386,449
Coca-Cola East Japan Co. Ltd.	15,400	339,405
Coca-Cola West Co. Ltd.	15,400	455,032
Colowide Co. Ltd.	31,000	602,094
COMSYS Holdings Corp.	15,400	271,260
Concordia Financial Group Ltd.	155,800	722,327
COOKPAD Inc.	15,400	146,401
Corona Corp.	31,000	331,579
Cosmo Energy Holdings Co. Ltd.	15,400	201,943
Credit Saison Co. Ltd.	16,100	278,228
CYBERDYNE Inc.[a,b]	31,000	465,214
D.A. Consortium Holdings Inc.[b]	31,000	207,679
Dai Nippon Printing Co. Ltd.	157,000	1,574,706
Dai-ichi Life Holdings Inc.	155,800	2,284,701
Daibiru Corp.	15,400	133,652
Daifuku Co. Ltd.	31,000	561,089
Daiichi Sankyo Co. Ltd.	93,400	2,245,120
Daikin Industries Ltd.	31,400	3,011,962
Daikyonishikawa Corp.	15,400	198,719
Daio Paper Corp.[a]	15,400	184,944
Daiseki Co. Ltd.	15,400	316,251
Daito Trust Construction Co. Ltd.	15,700	2,625,755
Daiwa House Industry Co. Ltd.	94,200	2,587,060
Daiwa House REIT Investment Corp.	157	423,557
Daiwa Securities Group Inc.	314,000	1,875,604
DCM Holdings Co. Ltd.	31,000	271,399
DeNA Co. Ltd.	31,100	1,000,314
Denso Corp.	62,800	2,728,096
Dentsu Inc.	31,400	1,565,742
DIC Corp.	15,400	466,755
DMG Mori Co. Ltd.	15,400	163,401
Don Quijote Holdings Co. Ltd.	15,700	596,864
Duskin Co. Ltd.	15,400	295,734

Security	Shares	Value
East Japan Railway Co.	47,100	$4,149,067
EDION Corp.	31,000	274,644
Eighteenth Bank Ltd. (The)	154,000	477,747
Eiken Chemical Co. Ltd.	15,400	420,593
Eisai Co. Ltd.	31,400	2,001,401
Electric Power Development Co. Ltd.	15,400	358,603
EPS Holdings Inc.	15,400	202,090
Euglena Co. Ltd.[a,b]	15,400	209,271
FamilyMart UNY Holdings Co. Ltd.	22,100	1,383,813
Fancl Corp.	15,400	232,572
FANUC Corp.	31,400	5,880,497
Fast Retailing Co. Ltd.	15,700	5,297,826
FCC Co. Ltd.	15,400	337,647
Financial Products Group Co. Ltd.	15,400	134,824
Fudo Tetra Corp.	62,200	109,502
Fuji Electric Co. Ltd.	157,000	784,365
Fuji Heavy Industries Ltd.	94,200	3,669,932
Fuji Machine Manufacturing Co. Ltd.	31,000	394,709
Fuji Oil Holdings Inc.	15,400	296,906
FUJIFILM Holdings Corp.	78,500	2,969,382
Fujitec Co. Ltd.	15,400	176,151
Fujitsu Ltd.	314,000	1,861,858
Fukuoka Financial Group Inc.	157,000	679,783
Fukuoka REIT Corp.	154	266,424
Furukawa Electric Co. Ltd.	15,400	453,566
Glory Ltd.	15,700	519,175
GLP J-REIT	466	583,137
GMO Internet Inc.	15,400	205,900
Godo Steel Ltd.	15,400	269,795
Gree Inc.	31,000	171,985
GungHo Online Entertainment Inc.[a]	124,900	316,157
Hachijuni Bank Ltd. (The)	124,600	679,410
Hakuhodo DY Holdings Inc.	62,200	747,572
Hamamatsu Photonics KK	31,400	950,202
Hankyu Hanshin Holdings Inc.	31,400	1,039,844
Haseko Corp.	46,600	453,650
Hazama Ando Corp.	46,600	300,659
Heiwa Real Estate REIT Inc.	154	116,213
Heiwado Co. Ltd.	15,400	320,647
Hino Motors Ltd.	46,600	507,751
Hisamitsu Pharmaceutical Co. Inc.	15,700	838,150
Hitachi Chemical Co. Ltd.	15,400	360,508
Hitachi Construction Machinery Co. Ltd.	15,400	321,966
Hitachi High-Technologies Corp.	15,700	655,132
Hitachi Ltd.	785,000	4,177,304

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Security	Shares	Value
Hitachi Transport System Ltd.	15,400	$317,423
Hitachi Zosen Corp.	46,600	234,585
Hokkaido Electric Power Co. Inc.	31,000	235,704
Hokuetsu Kishu Paper Co. Ltd.	46,600	291,347
Hokuhoku Financial Group Inc.	15,400	222,020
Hokuriku Electric Power Co.	31,000	351,934
Honda Motor Co. Ltd.	240,400	7,192,440
House Foods Group Inc.	15,400	343,655
Hoya Corp.	62,800	2,620,526
Hulic Co. Ltd.	46,600	443,894
Hulic Reit Inc.	154	269,355
Ibiden Co. Ltd.	31,000	449,874
Ichigo Inc.	93,400	405,295
Ichigo Office REIT Investment	310	208,564
Ichiyoshi Securities Co. Ltd.	15,400	115,480
Idemitsu Kosan Co. Ltd.	15,400	354,793
IDOM Inc.	15,400	80,308
IHI Corp.[b]	314,000	827,692
Iida Group Holdings Co. Ltd.	31,000	598,554
Iino Kaiun Kaisha Ltd.	46,600	173,389
INPEX Corp.	140,200	1,314,946
Invesco Office J-Reit Inc.	310	250,159
Invincible Investment Corp.	622	301,870
Isetan Mitsukoshi Holdings Ltd.	62,200	628,600
Istyle Inc.[a]	15,400	121,488
Isuzu Motors Ltd.	77,800	962,089
Ito EN Ltd.	15,700	572,213
ITOCHU Corp.	233,800	2,955,734
Itochu-Shokuhin Co. Ltd.	15,700	627,492
Itoham Yonekyu Holdings Inc.[b]	46,600	444,337
Itoki Corp.	15,400	94,963
Iyo Bank Ltd. (The)	46,600	286,469
J Front Retailing Co. Ltd.	46,600	641,673
J Trust Co. Ltd.	15,400	125,885
JAC Recruitment Co. Ltd.	15,400	199,598
Japan Airlines Co. Ltd.	15,700	462,551
Japan Communications Inc.[b]	31,000	52,510
Japan Display Inc.[a,b]	93,600	184,376
Japan Excellent Inc.	310	432,174
Japan Exchange Group Inc.	93,400	1,389,201
Japan Hotel REIT Investment Corp.	778	524,910
Japan Logistics Fund Inc.	154	334,276
Japan Post Bank Co. Ltd.	62,200	732,774
Japan Post Holdings Co. Ltd.	62,200	791,965
Japan Prime Realty Investment Corp.	157	676,048
Japan Real Estate Investment Corp.	157	906,875

Security	Shares	Value
Japan Rental Housing Investments Inc.	310	$239,244
Japan Retail Fund Investment Corp.	466	1,054,969
Japan Securities Finance Co. Ltd.	31,000	137,765
Japan Tobacco Inc.	157,000	5,967,150
JFE Holdings Inc.	77,800	1,115,342
Jimoto Holdings Inc.	46,600	78,491
JSP Corp.	15,400	367,982
JSR Corp.	31,000	471,409
JTEKT Corp.	31,000	458,724
JX Holdings Inc.	333,400	1,319,513
Kadokawa Dwango[b]	15,400	227,296
Kagome Co. Ltd.	31,000	812,133
Kajima Corp.	157,000	1,059,266
Kakaku.com Inc.	31,000	520,674
Kamei Corp.	31,000	295,589
Kansai Electric Power Co. Inc. (The)[b]	109,000	1,041,923
Kansai Paint Co. Ltd.	46,600	1,002,198
Kao Corp.	78,500	4,037,612
Kawasaki Heavy Industries Ltd.	154,000	449,902
Kawasaki Kisen Kaisha Ltd.[a]	154,000	381,025
KDDI Corp.	280,600	8,523,340
Keikyu Corp.	157,000	1,582,176
Keio Corp.	157,000	1,299,805
Keiyo Co. Ltd.	46,600	235,029
Kenedix Inc.	62,200	261,621
Kewpie Corp.	15,700	445,968
KEY Coffee Inc.	15,400	304,966
Keyence Corp.	4,700	3,446,562
Kikkoman Corp.	48,000	1,527,906
Kintetsu Group Holdings Co. Ltd.	314,000	1,266,936
Kirin Holdings Co. Ltd.	124,600	2,143,165
Kitz Corp.	31,000	178,180
Kiyo Bank Ltd. (The)	31,000	514,184
Kobe Steel Ltd.[b]	46,600	384,915
Koei Tecmo Holdings Co. Ltd.	15,400	294,855
Kohnan Shoji Co. Ltd.	15,400	304,527
Koito Manufacturing Co. Ltd.	15,700	818,728
Kokuyo Co. Ltd.	31,000	410,639
Komatsu Ltd.	140,200	3,125,932
Komori Corp.	15,400	195,495
Konami Holdings Corp.	15,700	619,275
Konica Minolta Inc.	77,800	696,672
Konishi Co. Ltd.	31,000	368,454
Kubota Corp.	155,800	2,512,281
Kuraray Co. Ltd.	46,600	706,860
Kurita Water Industries Ltd.	15,400	364,465

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Security	Shares	Value
Kuroda Electric Co. Ltd.	15,400	$299,691
Kyocera Corp.	47,100	2,290,346
KYORIN Holdings Inc.	15,400	344,388
Kyowa Exeo Corp.	15,400	231,546
Kyushu Electric Power Co. Inc.	77,800	705,556
Kyushu Financial Group Inc.	62,200	413,739
Lawson Inc.	15,700	1,192,235
Leopalace21 Corp.	62,200	404,861
Lintec Corp.	15,400	335,595
LIXIL Group Corp.	46,600	1,070,046
M3 Inc.	31,400	956,178
Makita Corp.	15,700	1,086,159
Marubeni Corp.	280,600	1,475,830
Maruha Nichiro Corp.	15,400	426,894
Marui Group Co. Ltd.	46,600	654,090
Marusan Securities Co. Ltd.	31,000	257,534
Matsuda Sangyo Co. Ltd.	15,400	216,158
Matsui Securities Co. Ltd.	15,400	123,247
Mazda Motor Corp.	93,400	1,535,409
McDonald’s Holdings Co. Japan Ltd.	15,700	451,197
Mebuki Financial Group Inc.	183,690	653,757
Medipal Holdings Corp.	31,000	529,524
MEGMILK SNOW BRAND Co. Ltd.	15,700	546,067
MEIJI Holdings Co. Ltd.	15,700	1,565,742
Mie Bank Ltd. (The)	15,400	313,906
Minebea Co. Ltd.	46,600	476,266
Ministop Co. Ltd.	15,400	265,252
Miraca Holdings Inc.	15,700	758,967
Mirait Holdings Corp.	15,400	136,583
MISUMI Group Inc.	46,600	850,095
Mitsubishi Chemical Holdings Corp.	202,600	1,332,222
Mitsubishi Corp.	218,300	4,759,245
Mitsubishi Electric Corp.	314,000	4,250,511
Mitsubishi Estate Co. Ltd.	157,000	3,109,821
Mitsubishi Heavy Industries Ltd.	471,000	2,014,249
Mitsubishi Materials Corp.	15,400	441,842
Mitsubishi Motors Corp.	93,400	519,951
Mitsubishi Tanabe Pharma Corp.	46,600	907,300
Mitsubishi UFJ Financial Group Inc.	1,836,900	9,519,682
Mitsubishi UFJ Lease & Finance Co. Ltd.	77,800	376,840
Mitsui & Co. Ltd.	249,400	3,460,296
Mitsui Chemicals Inc.	157,000	773,907
Mitsui Engineering & Shipbuilding Co. Ltd.	154,000	213,960
Mitsui Fudosan Co. Ltd.	157,000	3,571,475
Mitsui Mining & Smelting Co. Ltd.	154,000	342,922

Security	Shares	Value
Mitsui OSK Lines Ltd.	154,000	$385,421
Mitsumi Electric Co. Ltd.[b]	31,000	188,210
Mizuho Financial Group Inc.	3,348,500	5,643,235
Monex Group Inc.	77,800	178,425
MonotaRO Co. Ltd.	15,700	382,770
Mori Hills REIT Investment Corp.	310	436,009
MORI TRUST Sogo REIT Inc.	154	247,520
MOS Food Services Inc.	15,700	527,392
MS&AD Insurance Group Holdings Inc.	77,800	2,311,382
Murata Manufacturing Co. Ltd.	31,400	4,383,480
Nabtesco Corp.	31,100	929,286
Nagase & Co. Ltd.	15,400	197,107
Nagoya Railroad Co. Ltd.	157,000	827,692
NEC Corp.	396,000	1,058,914
NET One Systems Co. Ltd.	15,700	113,994
Neturen Co. Ltd.	31,000	251,339
Nexon Co. Ltd.	31,000	528,049
Next Co. Ltd.[a]	15,400	129,548
NGK Insulators Ltd.	31,000	568,759
NGK Spark Plug Co. Ltd.	31,000	612,419
NHK Spring Co. Ltd.	31,000	292,049
Nichi-Iko Pharmaceutical Co. Ltd.	15,400	276,390
Nichicon Corp.	31,000	265,794
NichiiGakkan Co. Ltd.	15,400	128,230
Nidec Corp.	31,400	3,038,854
Nihon Nohyaku Co. Ltd.	15,400	84,119
Nihon Parkerizing Co. Ltd.	31,000	427,749
Nihon Unisys Ltd.	31,000	377,894
Nikkiso Co. Ltd.	15,400	136,143
Nikkon Holdings Co. Ltd.	15,400	330,905
Nikon Corp.	62,200	939,348
Nintendo Co. Ltd.	15,700	3,800,809
Nippon Building Fund Inc.	157	930,780
Nippon Express Co. Ltd.	157,000	775,401
Nippon Light Metal Holdings Co. Ltd.	155,800	354,344
Nippon Paint Holdings Co. Ltd.	31,400	1,069,725
Nippon Paper Industries Co. Ltd.	15,400	288,407
Nippon Parking Development Co. Ltd.	46,600	63,413
Nippon Prologis REIT Inc.	310	700,033
Nippon Sheet Glass Co. Ltd.[b]	31,000	252,224
Nippon Signal Co. Ltd.	31,000	274,939
Nippon Steel & Sumitomo Metal Corp.	109,000	2,155,936
Nippon Suisan Kaisha Ltd.	46,600	223,943
Nippon Telegraph & Telephone Corp.	109,900	4,873,521

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Security	Shares	Value
Nippon Yusen KK	310,000	$634,248
Nipro Corp.	15,400	190,219
Nishi-Nippon Financial Holdings Inc.[b]	30,800	305,992
Nishimatsuya Chain Co. Ltd.	31,000	436,304
Nissan Chemical Industries Ltd.	31,400	1,065,242
Nissan Motor Co. Ltd.	343,000	3,487,610
Nissan Shatai Co. Ltd.	15,400	159,005
Nisshin Seifun Group Inc.	31,700	466,971
Nisshin Steel Co. Ltd.	15,400	204,435
Nisshinbo Holdings Inc.	31,000	308,864
Nissin Electric Co. Ltd.	15,400	205,167
Nissin Foods Holdings Co. Ltd.	15,700	908,369
Nitori Holdings Co. Ltd.	15,700	1,877,994
Nitto Denko Corp.	31,400	2,189,051
Nitto Kohki Co. Ltd.	15,400	355,672
NOK Corp.	15,400	345,414
Nomura Holdings Inc.	503,900	2,524,655
Nomura Real Estate Holdings Inc.	15,400	260,416
Nomura Real Estate Master Fund Inc.	622	1,006,233
Nomura Research Institute Ltd.	16,800	582,728
North Pacific Bank Ltd.	77,800	290,218
NSD Co. Ltd.	31,000	498,844
NSK Ltd.	62,800	696,815
NTT Data Corp.	15,700	809,764
NTT DOCOMO Inc.	218,200	5,482,772
NTT Urban Development Corp.	15,400	141,272
Obayashi Corp.	155,800	1,501,883
Obic Co. Ltd.	15,700	815,740
Odakyu Electric Railway Co. Ltd.	78,500	1,602,346
Oji Holdings Corp.	157,000	664,843
Okabe Co. Ltd.	15,400	131,454
Oki Electric Industry Co. Ltd.	15,400	200,917
Olympus Corp.	47,100	1,680,782
Omron Corp.	31,400	1,204,187
Ono Pharmaceutical Co. Ltd.	62,800	1,593,830
Orient Corp.[b]	155,800	290,591
Oriental Land Co. Ltd./Japan	31,400	1,833,771
ORIX Corp.	202,600	3,211,023
Orix JREIT Inc.	466	796,881
Osaka Gas Co. Ltd.	314,000	1,304,885
OSG Corp.[a]	15,400	328,121
OSJB Holdings Corp.	124,600	296,427
Otsuka Holdings Co. Ltd.	62,800	2,747,220
PALTAC Corp.	15,400	377,801
Panasonic Corp.	327,400	3,417,784
Park24 Co. Ltd.	15,700	484,812

Security	Shares	Value
PC Depot Corp.[a]	18,480	$90,567
Penta-Ocean Construction Co. Ltd.	62,200	370,531
Pigeon Corp.	31,100	876,015
Pioneer Corp.[b]	77,800	191,011
Proto Corp.	15,400	174,392
Rakuten Inc.	140,200	1,617,667
Recruit Holdings Co. Ltd.	47,100	1,891,440
Relia Inc.	15,400	147,574
Resona Holdings Inc.	327,400	1,451,857
Resorttrust Inc.	15,400	307,897
Ricoh Co. Ltd.	109,000	887,891
Ringer Hut Co. Ltd.[a]	15,400	391,576
Rohm Co. Ltd.	15,700	826,198
Rohto Pharmaceutical Co. Ltd.	31,000	543,979
Round One Corp.	31,000	218,594
Royal Holdings Co. Ltd.	15,400	265,985
Saizeriya Co. Ltd.	15,400	405,791
Sakata Seed Corp.	15,400	443,308
Sanrio Co. Ltd.	12,600	236,089
Santen Pharmaceutical Co. Ltd.	77,800	1,135,702
Sanwa Holdings Corp.	46,700	465,733
SBI Holdings Inc./Japan	31,000	368,749
Secom Co. Ltd.	31,400	2,265,844
Sega Sammy Holdings Inc.	31,000	457,544
Seibu Holdings Inc.	31,000	535,719
Seikagaku Corp.	15,400	247,080
Seiko Epson Corp.	46,600	945,880
Seino Holdings Co. Ltd.	31,000	343,674
Sekisui Chemical Co. Ltd.	77,800	1,225,284
Sekisui House Ltd.	93,400	1,543,409
Sekisui House Reit Inc.	154	207,659
Sekisui House SI Residential Investment Corp.	310	358,129
Sekisui Plastics Co. Ltd.	78,500	578,936
Senshu Ikeda Holdings Inc.	93,400	424,848
Seven & I Holdings Co. Ltd.	109,900	4,583,829
Seven Bank Ltd.	109,000	335,034
Sharp Corp./Japan[a,b]	310,000	533,949
Shikoku Electric Power Co. Inc.[b]	31,000	291,459
Shimachu Co. Ltd.	15,400	413,265
Shimano Inc.	15,700	2,683,275
Shimizu Corp.	157,000	1,395,423
Shin-Etsu Chemical Co. Ltd.	62,800	4,763,561
Shin-Etsu Polymer Co. Ltd.	46,600	311,746
Shinko Electric Industries Co. Ltd.	31,000	199,715
Shinko Plantech Co. Ltd.	31,000	229,804
Shinsei Bank Ltd.	310,000	501,499

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Security	Shares	Value
Shionogi & Co. Ltd.	47,100	$2,320,824
Shiseido Co. Ltd.	62,800	1,618,332
Shizuoka Bank Ltd. (The)	157,000	1,325,203
Showa Aircraft Industry Co. Ltd.[a]	15,400	140,393
Showa Corp.	15,400	100,385
Showa Denko KK	30,800	407,110
Showa Shell Sekiyu KK	31,000	289,394
SKY Perfect JSAT Holdings Inc.	46,600	231,038
SMC Corp./Japan	15,700	4,555,293
Sodick Co. Ltd.	15,400	115,626
SoftBank Group Corp.	141,300	8,877,219
Sohgo Security Services Co. Ltd.	15,700	715,640
Sojitz Corp.	233,800	614,063
Sompo Holdings Inc.	47,100	1,525,702
Sony Corp.	187,000	5,980,939
Sony Financial Holdings Inc.	31,000	435,419
Square Enix Holdings Co. Ltd.	15,700	519,922
Stanley Electric Co. Ltd.	31,100	856,186
Star Micronics Co. Ltd.	15,400	219,236
Start Today Co. Ltd.	47,100	826,497
Sumco Corp.	31,000	325,089
Sumitomo Chemical Co. Ltd.	314,000	1,488,053
Sumitomo Corp.	155,900	1,794,367
Sumitomo Dainippon Pharma Co. Ltd.	46,600	807,523
Sumitomo Electric Industries Ltd.	109,000	1,612,414
Sumitomo Forestry Co. Ltd.	31,000	431,879
Sumitomo Heavy Industries Ltd.	157,000	827,692
Sumitomo Metal Mining Co. Ltd.	157,000	2,031,132
Sumitomo Mitsui Construction Co. Ltd.	202,800	192,987
Sumitomo Mitsui Financial Group Inc.	187,000	6,500,557
Sumitomo Mitsui Trust Holdings Inc.	47,100	1,591,141
Sumitomo Realty & Development Co. Ltd.	39,000	1,025,427
Sumitomo Rubber Industries Ltd.	31,000	518,609
Suntory Beverage & Food Ltd.	15,700	686,506
Suruga Bank Ltd.	46,700	1,139,892
Suzuken Co. Ltd./Aichi Japan	15,700	504,235
Suzuki Motor Corp.	62,800	2,229,091
Sysmex Corp.	15,700	1,089,147
T&D Holdings Inc.	93,400	1,129,670
Taiheiyo Cement Corp.	157,000	449,703
Taisei Corp.	157,000	1,177,295
Taiyo Nippon Sanso Corp.	31,000	325,974
Taiyo Yuden Co. Ltd.	31,000	330,989
Takara Bio Inc.	15,400	222,606

Security	Shares	Value
Takasago Thermal Engineering Co. Ltd.	15,400	$217,184
Takeda Pharmaceutical Co. Ltd.	109,000	4,875,101
Takeuchi Manufacturing Co. Ltd.	15,400	298,665
Tatsuta Electric Wire and Cable Co. Ltd.	31,000	123,015
TDK Corp.	15,700	1,084,665
Teijin Ltd.	31,400	607,472
Temp Holdings Co. Ltd.	31,100	527,384
Terumo Corp.	62,800	2,429,291
THK Co. Ltd.	15,400	325,337
TIS Inc.	15,400	348,638
Tobu Railway Co. Ltd.	157,000	770,919
Tocalo Co. Ltd.	15,400	345,560
Toho Co. Ltd./Tokyo	31,400	942,732
Toho Holdings Co. Ltd.	15,400	323,138
Tohoku Electric Power Co. Inc.	77,800	951,354
Tokai Rika Co. Ltd.	15,400	288,260
Tokai Tokyo Financial Holdings Inc.	31,000	157,530
Tokio Marine Holdings Inc.	109,900	4,339,107
Tokyo Broadcasting System Holdings Inc.	15,400	242,244
Tokyo Electric Power Co. Holdings Inc.[b]	233,800	907,745
Tokyo Electron Ltd.	31,400	2,835,069
Tokyo Gas Co. Ltd.	314,000	1,422,913
Tokyo Seimitsu Co. Ltd.	15,400	420,153
Tokyo Steel Manufacturing Co. Ltd.	31,000	214,464
Tokyo Tatemono Co. Ltd.	23,900	303,853
Tokyu Construction Co. Ltd.	31,000	313,584
Tokyu Corp.	157,000	1,175,801
Tokyu Fudosan Holdings Corp.	77,800	439,029
TOKYU REIT Inc.	154	202,822
TOMONY Holdings Inc.	93,400	482,621
Topcon Corp.	15,400	230,227
Toppan Forms Co. Ltd.	15,400	153,143
Toppan Printing Co. Ltd.	157,000	1,476,100
Topre Corp.	15,400	355,819
Topy Industries Ltd.	15,400	357,284
Toray Industries Inc.	157,000	1,462,355
Toshiba Corp.[b]	622,000	2,255,146
Tosoh Corp.	157,000	1,026,398
TOTO Ltd.	15,700	627,492
Towa Bank Ltd. (The)	466,000	492,230
Toyo Construction Co. Ltd.	46,600	194,231
Toyo Seikan Group Holdings Ltd.	31,000	572,299
Toyo Suisan Kaisha Ltd.	15,700	635,709
Toyo Tire & Rubber Co. Ltd.	15,400	237,261

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Security	Shares	Value
Toyobo Co. Ltd.	154,000	$252,063
Toyoda Gosei Co. Ltd.	15,400	351,862
Toyota Boshoku Corp.	15,400	387,180
Toyota Industries Corp.	31,400	1,438,750
Toyota Motor Corp.	389,700	22,543,525
Toyota Tsusho Corp.	31,000	732,483
Trend Micro Inc./Japan	15,700	552,791
TS Tech Co. Ltd.	15,400	412,533
TSI Holdings Co. Ltd.	31,000	174,345
Tsukuba Bank Ltd.	109,000	325,698
Tsukui Corp.	30,800	201,943
Tsumura & Co.	15,700	446,117
Ube Industries Ltd.	154,000	318,009
Unicharm Corp.	62,200	1,478,867
United Super Markets Holdings Inc.	31,100	280,561
United Urban Investment Corp.	466	784,464
USEN Corp.	93,400	301,305
Ushio Inc.	31,000	373,764
USS Co. Ltd.	31,000	524,509
VT Holdings Co. Ltd.	31,000	166,675
Wacom Co. Ltd.	46,600	140,574
Wakita & Co. Ltd.	15,400	131,454
West Japan Railway Co.	31,400	1,933,871
Yahoo Japan Corp.	249,400	956,447
Yakult Honsha Co. Ltd.	15,700	732,074
Yamada Denki Co. Ltd.	124,600	643,839
Yamaha Corp.	31,000	1,107,722
Yamaha Motor Co. Ltd.	46,600	1,035,457
Yamato Holdings Co. Ltd.	62,200	1,417,605
Yaskawa Electric Corp.	46,600	743,667
Yokogawa Electric Corp.	46,600	654,976
Yokohama Rubber Co. Ltd. (The)	15,400	267,304
Yoshinoya Holdings Co. Ltd.	15,400	231,839
Zensho Holdings Co. Ltd.	31,000	578,789

		533,970,479
NEW ZEALAND — 0.82%
a2 Milk Co. Ltd.[b]	82,672	110,007
Air New Zealand Ltd.	86,350	119,225
Argosy Property Ltd.	137,801	103,512
Auckland International Airport Ltd.	138,886	654,776
Chorus Ltd.	87,269	228,190
Contact Energy Ltd.	104,822	356,201
Fisher & Paykel Healthcare Corp. Ltd.	99,518	630,790
Fletcher Building Ltd.	90,940	674,657
Freightways Ltd.	27,980	127,908
Goodman Property Trust	156,788	139,647

Security	Shares	Value
Infratil Ltd.	89,594	$191,005
Kiwi Property Group Ltd.	141,185	147,971
Mercury NZ Ltd.	105,481	230,156
Meridian Energy Ltd.	95,164	174,967
Metlifecare Ltd.	38,752	160,240
New Zealand Refining Co. Ltd. (The)	36,500	58,491
Orion Health Group Ltd.[b]	5,302	12,138
Precinct Properties New Zealand Ltd.	143,081	127,438
Ryman Healthcare Ltd.	55,104	350,062
Sky Network Television Ltd.	60,219	199,033
SKYCITY Entertainment Group Ltd.	94,298	263,097
Spark New Zealand Ltd.	266,146	696,867
Summerset Group Holdings Ltd.	46,812	159,409
Trade Me Group Ltd.	61,614	214,222
Xero Ltd.[a,b]	9,532	121,109
Z Energy Ltd.	51,231	286,608

		6,537,726
SINGAPORE — 3.70%
AIMS AMP Capital Industrial REIT	155,800	154,468
ARA Asset Management Ltd.	348,450	350,478
Ascendas Hospitality Trust	302,400	160,770
Ascendas India Trust	302,400	232,465
Ascendas REIT	314,458	535,430
Ascott Residence Trust	155,800	127,044
Asian Pay Television Trust	549,500	203,314
Boustead Singapore Ltd.	77,800	50,026
Cache Logistics Trust	155,800	92,905
Cambridge Industrial Trust	302,400	122,750
CapitaLand Commercial Trust	302,400	342,180
CapitaLand Ltd.	302,400	671,324
CapitaLand Mall Trust	302,400	449,722
CapitaLand Retail China Trust	155,800	167,340
CDL Hospitality Trusts	155,800	149,991
City Developments Ltd.	46,600	284,240
ComfortDelGro Corp. Ltd.	302,400	551,833
COSCO Corp. Singapore Ltd.[a,b]	266,900	48,897
DBS Group Holdings Ltd.	257,100	2,770,673
Ezion Holdings Ltd.[b]	693,940	149,567
Far East Hospitality Trust	302,400	129,268
First REIT	155,800	149,431
First Resources Ltd.[a]	155,800	203,719
Frasers Centrepoint Trust	155,800	232,821
Frasers Commercial Trust	155,800	152,789
Genting Singapore PLC	922,200	493,598
GL Ltd.	302,400	173,806
Global Logistic Properties Ltd.	379,400	483,824

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Security	Shares	Value
Golden Agri-Resources Ltd.	1,015,200	$280,805
Hutchison Port Holdings Trust	722,200	321,379
Hyflux Ltd.	235,500	78,675
Indofood Agri Resources Ltd.	155,800	53,728
Jardine Cycle & Carriage Ltd.	15,700	476,222
Jardine Matheson Holdings Ltd.	31,400	1,912,574
Keppel Corp. Ltd.	187,200	710,120
Keppel REIT	155,800	122,007
Lippo Malls Indonesia Retail Trust	612,400	171,590
Mapletree Commercial Trust	182,287	200,373
Mapletree Greater China Commercial Trust	302,400	225,947
Mapletree Industrial Trust	202,900	250,728
Mapletree Logistics Trust	155,800	115,851
Noble Group Ltd.[b]	1,797,700	214,396
OUE Hospitality Trust	302,400	147,735
Oversea-Chinese Banking Corp. Ltd.	421,075	2,565,354
Pacc Offshore Services Holdings Ltd.	233,800	51,231
Raffles Medical Group Ltd.	202,600	219,062
Sabana Shari’ah Compliant Industrial REIT	410,600	153,396
SATS Ltd.	155,800	541,757
SembCorp Industries Ltd.	155,800	283,191
Sembcorp Marine Ltd.[a]	204,100	189,891
SIIC Environment Holdings Ltd.[b]	71,020	32,400
Silverlake Axis Ltd.	171,400	78,810
Singapore Airlines Ltd.	62,200	452,681
Singapore Exchange Ltd.	109,000	555,220
Singapore Post Ltd.[a]	296,200	340,484
Singapore Press Holdings Ltd.	149,400	399,287
Singapore Technologies Engineering Ltd.	296,200	666,072
Singapore Telecommunications Ltd.	1,107,400	3,086,940
Soilbuild Business Space REIT	622,160	301,716
Starhill Global REIT	302,400	177,064
StarHub Ltd.	93,400	226,807
Suntec REIT	302,400	364,992
Super Group Ltd./Singapore	155,800	108,575
United Overseas Bank Ltd.	155,800	2,102,108
UOL Group Ltd.	15,400	62,733
Wilmar International Ltd.	249,400	593,084
Wing Tai Holdings Ltd.	155,800	189,727
Yangzijiang Shipbuilding Holdings Ltd.	625,900	335,007

Security	Shares	Value
Yanlord Land Group Ltd.	155,800	$155,028
Yoma Strategic Holdings Ltd.	375,133	159,012

		29,308,432

TOTAL COMMON STOCKS
(Cost: $774,497,691)		787,410,495

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	7,181,280	7,181,999
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	232,557	232,557

		7,414,556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,413,869)		7,414,556

TOTAL INVESTMENTS IN SECURITIES — 100.26%
(Cost: $781,911,560)[g]		794,825,051
Other Assets, Less Liabilities — (0.26)%		(2,052,846)

NET ASSETS — 100.00%		$792,772,205

ADR	— American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $790,541,884. Net unrealized appreciation was $4,283,167, of which $62,921,808 represented gross unrealized appreciation on securities and $58,638,641 represented gross unrealized depreciation on securities.

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$787,275,511	$134,978	$6	$787,410,495
Money market funds	7,414,556	—	—	7,414,556

Total	$794,690,067	$134,978	$6	$794,825,051

74

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 97.94%

AUSTRALIA — 5.01%
Adelaide Brighton Ltd.	95,914	$390,474
AGL Energy Ltd.	111,411	1,626,046
ALS Ltd.	87,365	414,173
Alumina Ltd.	411,522	494,773
Amcor Ltd./Australia	186,784	2,089,359
AMP Ltd.	459,276	1,597,151
Ansell Ltd.	25,120	414,606
APA Group	186,856	1,131,817
ARB Corp. Ltd.	25,880	335,969
Ardent Leisure Group	98,443	151,319
Aristocrat Leisure Ltd.	94,128	1,098,753
ASX Ltd.	31,940	1,145,482
Aurizon Holdings Ltd.	334,345	1,241,569
AusNet Services	349,894	399,378
Australia & New Zealand Banking Group Ltd.	458,691	9,720,788
Automotive Holdings Group Ltd.	80,037	246,662
Aveo Group	122,467	300,076
Bank of Queensland Ltd.	56,609	450,581
Beach Energy Ltd.	315,872	174,263
Bendigo & Adelaide Bank Ltd.	73,755	624,659
BHP Billiton Ltd.	517,628	9,087,018
Blackmores Ltd.[a]	2,490	212,365
BlueScope Steel Ltd.	100,515	596,598
Boral Ltd.	118,272	566,994
Brambles Ltd.	250,200	2,195,193
BT Investment Management Ltd.	36,462	256,648
BWP Trust	144,040	325,533
Cabcharge Australia Ltd.	107,837	295,411
Caltex Australia Ltd.	43,528	1,017,858
carsales.com Ltd.	50,127	406,616
Challenger Ltd./Australia	96,446	789,683
Charter Hall Group	93,827	335,569
Charter Hall Retail REIT	84,006	265,286
CIMIC Group Ltd.	17,988	405,027
Cleanaway Waste Management Ltd.	296,450	261,677
Coca-Cola Amatil Ltd.	91,119	661,475
Cochlear Ltd.	10,359	1,008,668
Commonwealth Bank of Australia	269,609	15,056,614
Computershare Ltd.	77,764	624,291
Cover-More Group Ltd.[a]	166,426	180,465
Crown Resorts Ltd.	55,951	463,652
CSL Ltd.	74,717	5,714,586

Security	Shares	Value
CSR Ltd.	102,151	$284,498
Dexus Property Group	161,604	1,099,374
Domino’s Pizza Enterprises Ltd.	11,154	545,331
Downer EDI Ltd.	79,824	354,126
DUET Group	440,606	797,964
DuluxGroup Ltd.	71,642	351,083
Evolution Mining Ltd.	226,339	389,246
Fairfax Media Ltd.	474,817	298,082
FlexiGroup Ltd./Australia	87,044	149,031
Flight Centre Travel Group Ltd.[a]	10,429	268,790
Fortescue Metals Group Ltd.	258,313	1,081,098
G8 Education Ltd.	79,403	190,933
Galaxy Resources Ltd.[a,b]	410,458	109,318
Goodman Group	292,689	1,512,280
GPT Group (The)	284,513	1,008,891
GrainCorp Ltd. Class A	36,957	236,228
GUD Holdings Ltd.	29,149	210,719
GWA Group Ltd.	74,025	161,102
Harvey Norman Holdings Ltd.	99,810	383,550
Healthscope Ltd.	299,547	503,748
Iluka Resources Ltd.[a]	77,999	342,469
Incitec Pivot Ltd.	269,966	606,020
Independence Group NL	92,733	299,902
Insurance Australia Group Ltd.	396,251	1,661,415
Investa Office Fund	115,143	371,501
Invocare Ltd.	33,785	336,013
IOOF Holdings Ltd.	50,490	315,047
Iress Ltd.	31,156	269,088
James Hardie Industries PLC	72,389	1,081,307
JB Hi-Fi Ltd.	21,497	464,408
Karoon Gas Australia Ltd.[a,b]	173,606	303,843
LendLease Group	87,808	903,372
Macquarie Atlas Roads Group	97,170	349,004
Macquarie Group Ltd.	48,207	2,927,312
Magellan Financial Group Ltd.	23,559	381,670
Mayne Pharma Group Ltd.[b]	248,300	309,868
McMillan Shakespeare Ltd.	19,721	162,522
Medibank Pvt Ltd.	463,421	909,812
Metcash Ltd.[b]	184,724	279,726
Mineral Resources Ltd.	27,772	244,510
Mirvac Group	628,289	999,222
Monadelphous Group Ltd.[a]	26,033	184,627
Myer Holdings Ltd.	189,692	169,607
National Australia Bank Ltd.	415,011	8,842,472
Navitas Ltd.	74,514	297,115

75

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Newcrest Mining Ltd.	129,413	$2,221,637
Northern Star Resources Ltd.	115,138	364,475
Nufarm Ltd./Australia	35,261	237,730
Oil Search Ltd.	218,299	1,106,323
Orica Ltd.	61,135	757,822
Origin Energy Ltd.	283,096	1,152,507
Orora Ltd.	248,442	548,251
OZ Minerals Ltd.	56,207	286,564
Perpetual Ltd.	10,137	348,970
Pilbara Minerals Ltd.[b]	274,988	108,811
Platinum Asset Management Ltd.	54,143	205,589
Premier Investments Ltd.	22,894	247,207
Primary Health Care Ltd.[a]	93,563	273,395
Qantas Airways Ltd.	109,987	256,105
QBE Insurance Group Ltd.	217,301	1,651,898
Qube Holdings Ltd.	176,362	299,272
Ramsay Health Care Ltd.	23,744	1,325,468
REA Group Ltd.	11,582	450,713
Regis Resources Ltd.	103,024	254,787
Rio Tinto Ltd.	67,305	2,774,868
SAI Global Ltd.	104,133	370,843
Sandfire Resources NL	51,183	202,528
Santos Ltd.	255,232	693,361
Scentre Group	860,240	2,755,864
Seek Ltd.	55,352	616,638
Seven West Media Ltd.	226,594	117,250
Shopping Centres Australasia Property Group	199,538	332,526
Sigma Pharmaceuticals Ltd.	309,140	312,869
Sims Metal Management Ltd.	31,543	240,506
Sirtex Medical Ltd.	13,403	284,654
Sonic Healthcare Ltd.	63,255	986,263
South32 Ltd.	892,588	1,745,582
Southern Cross Media Group Ltd.	196,231	215,024
Spark Infrastructure Group	318,609	538,229
Spotless Group Holdings Ltd.	255,580	194,484
St. Barbara Ltd.[b]	108,136	216,412
Star Entertainment Grp Ltd. (The)	137,753	523,067
Stockland	391,758	1,317,638
Suncorp Group Ltd.	199,977	1,821,504
Super Retail Group Ltd.	32,702	243,869
Sydney Airport	182,167	867,761
Tabcorp Holdings Ltd.	149,444	550,402
Tatts Group Ltd.	234,167	723,449
Telstra Corp. Ltd.	649,081	2,459,712
TPG Telecom Ltd.	62,383	358,876
Transurban Group	333,778	2,638,939

Security	Shares	Value
Treasury Wine Estates Ltd.	121,901	$996,248
Vicinity Centres	528,769	1,154,792
Virtus Health Ltd.	56,380	299,029
Vocus Communications Ltd.	83,506	362,836
Wesfarmers Ltd.	177,270	5,531,986
Western Areas Ltd.[a,b]	98,684	185,481
Westfield Corp.	305,642	2,069,946
Westpac Banking Corp.	524,811	12,168,343
Woodside Petroleum Ltd.	120,329	2,597,680
Woolworths Ltd.	204,220	3,675,238
WorleyParsons Ltd.[b]	39,989	258,652

		163,223,242
AUSTRIA — 0.22%
ams AGa	12,322	345,774
Andritz AG	11,882	620,644
BUWOG AG	19,192	463,158
CA Immobilien Anlagen AG	12,811	232,278
Conwert Immobilien Invest SE	15,713	278,349
Erste Group Bank AG	47,861	1,501,031
IMMOFINANZ AG	129,526	278,719
Lenzing AG	2,078	270,273
Oesterreichische Post AG	5,252	181,094
OMV AG	22,187	692,552
Raiffeisen Bank International AGb	18,971	310,485
RHI AG	8,255	207,587
S IMMO AG	25,818	276,791
Schoeller-Bleckmann Oilfield Equipment AG	2,584	182,730
Semperit AG Holding[a]	4,966	134,460
UNIQA Insurance Group AG	24,833	159,847
Voestalpine AG	17,430	615,811
Wienerberger AG	20,953	334,539

		7,086,122
BELGIUM — 0.97%
Ablynx NVa,b	27,085	267,215
Ackermans & van Haaren NVa	4,277	593,323
Ageas	27,198	992,076
AGFA-Gevaert NVb	75,488	313,623
Anheuser-Busch InBev SA/NV	128,107	14,682,055
Barco NV	5,473	429,565
Befimmo SA	6,838	397,803
Bekaert SA	7,581	336,733
bpost SA	13,222	351,261
Cie. d’Entreprises CFE	1,928	212,087
Cofinimmo SA	3,866	452,397
Colruyt SA	10,623	570,194
D’ieteren SA/NV	5,032	221,664

76

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Elia System Operator SA/NV	6,872	$355,185
Euronav NV	29,070	227,495
EVS Broadcast Equipment SA	7,875	274,818
Galapagos NVa,b	7,050	429,843
Gimv NV	9,269	497,873
Groupe Bruxelles Lambert SA	9,857	846,699
Ion Beam Applications	6,619	313,884
KBC Group NVb	39,366	2,395,424
Kinepolis Group NV	7,583	340,646
Nyrstar NVa,b	21,990	112,814
Ontex Group NV	11,780	355,695
Orange Belgium SAb	12,654	284,570
Proximus SADP	18,811	537,786
Solvay SA	10,763	1,233,523
Telenet Group Holding NVb	9,597	513,019
Tessenderlo Chemie NVa,b	7,348	244,707
UCB SA	20,224	1,367,640
Umicore SA	15,865	963,300
Warehouses De Pauw CVA	5,105	469,401

		31,584,318
BRAZIL — 1.11%
Aliansce Shopping Centers SA	43,300	229,504
Ambev SA	740,500	4,404,383
B2W Cia. Digital[b]	28,800	142,642
Banco Bradesco SA	133,794	1,340,962
Banco do Brasil SA	139,400	1,289,709
Banco Santander Brasil SA Units	68,900	572,380
BB Seguridade Participacoes SA	116,700	1,184,749
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	280,900	1,668,089
BR Malls Participacoes SAb	101,320	409,012
BRF SA	96,000	1,619,281
CCR SA	142,600	781,499
CETIP SA – Mercados Organizados	36,313	514,669
Cia. de Saneamento Basico do Estado de Sao Paulo	59,100	629,111
Cia. Hering	33,700	206,084
Cia. Siderurgica Nacional SAb	99,400	337,210
Cielo SA	166,860	1,707,682
Cosan SA Industria e Comercio	25,600	347,064
CPFL Energia SA	40,570	310,376
Cyrela Brazil Realty SA Empreendimentos e Participacoes	54,700	185,740
Duratex SA	72,919	198,544
EDP – Energias do Brasil SA	67,500	327,282

Security	Shares	Value
Embraer SA	106,400	$576,389
Engie Brasil Energia SA	35,600	455,985
Equatorial Energia SA	36,628	658,780
Estacio Participacoes SA	48,000	280,645
Even Construtora e Incorporadora SA	175,900	246,694
Fibria Celulose SA	42,500	342,862
Hypermarcas SA	58,700	496,174
Iochpe Maxion SA	31,700	162,212
JBS SA	120,300	368,973
JSL SA	35,700	131,936
Klabin SA Units	93,300	484,794
Kroton Educacional SA	229,508	1,152,669
Light SA	36,200	200,676
Localiza Rent A Car SA	31,525	394,629
Lojas Renner SA	111,200	948,371
M. Dias Branco SA	7,100	305,700
MRV Engenharia e Participacoes SA	69,600	271,730
Multiplan Empreendimentos Imobiliarios SA	18,300	370,815
Multiplus SA	11,500	157,215
Natura Cosmeticos SA	28,900	279,885
Odontoprev SA	66,900	253,581
Petroleo Brasileiro SAb	484,000	2,849,712
Porto Seguro SA	24,300	232,342
Qualicorp SA	44,900	291,311
Raia Drogasil SA	41,600	931,117
Rumo Logistica Operadora Multimodal SAb	140,200	316,196
Sao Martinho SA	10,700	214,855
Sul America SA	36,495	222,139
TIM Participacoes SA	121,300	339,472
TOTVS SA	27,500	251,559
Ultrapar Participacoes SA	59,000	1,347,970
Vale SA	216,300	1,508,569
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	22,500	212,573
WEG SA	96,060	534,029

		36,198,531
CANADA — 6.82%
Advantage Oil & Gas Ltd.[a,b]	41,258	278,593
Aecon Group Inc.	18,185	235,275
AGF Management Ltd. Class B	51,635	196,870
Agnico Eagle Mines Ltd.	37,860	1,924,285
Agrium Inc.	20,726	1,904,117
Aimia Inc.	29,325	158,632
Alacer Gold Corp.[b]	75,018	151,687

77

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Alamos Gold Inc. Class A	49,445	$388,108
Alaris Royalty Corp.	11,528	169,533
Algonquin Power & Utilities Corp.	45,059	398,395
Alimentation Couche-Tard Inc. Class B	67,776	3,407,384
Allied Properties REIT	8,866	238,544
AltaGas Ltd.	25,627	634,628
Amaya Inc.[a,b]	22,050	295,481
ARC Resources Ltd.	57,128	970,569
Atco Ltd./Canada Class I	15,907	558,065
ATS Automation Tooling Systems Inc.[b]	20,998	180,173
AutoCanada Inc.[a]	9,268	152,479
Avigilon Corp.[a,b]	21,246	134,744
B2Gold Corp.[b]	163,131	472,261
Badger Daylighting Ltd.[a]	8,903	192,508
Bank of Montreal	99,395	6,330,429
Bank of Nova Scotia (The)	188,970	10,162,998
Barrick Gold Corp.	195,656	3,445,239
BCE Inc.	20,522	933,117
Birchcliff Energy Ltd.[a,b]	38,541	245,581
Bird Construction Inc.	24,256	199,079
BlackBerry Ltd.[a,b]	76,268	538,898
Boardwalk REIT[a]	4,196	154,096
Bombardier Inc. Class Bb	318,151	422,540
Bonterra Energy Corp.	9,789	184,349
Brookfield Asset Management Inc. Class A	137,176	4,807,429
CAE Inc.	49,566	696,753
Cameco Corp.	61,289	472,386
Canadian Apartment Properties REIT	13,950	305,177
Canadian Energy Services & Technology Corp.	53,067	209,457
Canadian Imperial Bank of Commerce/Canada	61,487	4,610,665
Canadian National Railway Co.	123,833	7,790,784
Canadian Natural Resources Ltd.	177,133	5,626,228
Canadian Pacific Railway Ltd.	23,464	3,356,827
Canadian REIT	8,024	276,477
Canadian Tire Corp. Ltd. Class A	11,281	1,097,420
Canadian Utilities Ltd. Class A	22,865	653,919
Canadian Western Bank[a]	16,226	308,115
Canfor Corp.[b]	15,094	167,580
Canyon Services Group Inc.	46,045	183,115
Capital Power Corp.	19,337	297,936
CCL Industries Inc. Class B	4,856	864,279
Celestica Inc.[b]	23,030	272,700
Cenovus Energy Inc.	135,379	1,954,549

Security	Shares	Value
Centerra Gold Inc.	32,830	$166,079
CGI Group Inc. Class Ab	35,754	1,699,599
China Gold International Resources Corp. Ltd.[a,b]	51,133	132,768
CI Financial Corp.	38,792	714,334
Cineplex Inc.	12,423	472,727
Cogeco Communications Inc.	4,015	187,412
Colliers International Group Inc.	6,819	237,603
Constellation Software Inc./Canada	3,261	1,528,856
Corus Entertainment Inc. Class B	21,130	174,526
Cott Corp.	24,562	322,362
Crescent Point Energy Corp.	83,436	994,197
Crew Energy Inc.[b]	36,983	181,845
Denison Mines Corp.[a,b]	280,042	112,832
Descartes Systems Group Inc. (The)[b]	18,923	394,626
Detour Gold Corp.[b]	31,086	593,075
DH Corp.	18,761	243,008
Dollarama Inc.	19,194	1,435,415
Dominion Diamond Corp.	16,385	139,369
Dorel Industries Inc. Class B	8,435	214,297
Dream Unlimited Corp. Class Aa,b	24,370	125,646
Dundee Corp. Class Ab	24,978	118,344
ECN Capital Corp.[b]	134,875	294,858
Eldorado Gold Corp.[b]	69,289	218,685
Element Fleet Management Corp.	63,355	617,832
Empire Co. Ltd. Class A	25,087	361,635
Enbridge Inc.	149,674	6,468,284
Enbridge Inc.ome Fund Holdings Inc.	16,989	431,491
Encana Corp.	157,694	1,504,873
EnerCare Inc.	25,258	365,230
Enerflex Ltd.	18,704	198,867
Enerplus Corp.	44,294	298,433
Extendicare Inc.	42,678	293,595
Fairfax Financial Holdings Ltd.	3,950	2,024,587
Finning International Inc.	29,047	540,954
First Capital Realty Inc.	19,241	307,081
First Majestic Silver Corp.[a,b]	29,501	237,065
First Quantum Minerals Ltd.	111,791	1,062,651
FirstService Corp.	7,834	317,685
Fortis Inc./Canada	65,037	2,142,424
Fortuna Silver Mines Inc.[b]	38,975	266,667
Franco-Nevada Corp.	30,317	1,985,846
Freehold Royalties Ltd.	18,047	169,664
Genworth MI Canada Inc.	10,179	221,238
George Weston Ltd.	7,833	638,796

78

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Gibson Energy Inc.	25,828	$324,331
Gildan Activewear Inc.	36,377	935,040
Goldcorp Inc.	137,358	2,087,657
Great-West Lifeco Inc.	47,478	1,193,459
H&R REIT	21,369	363,684
Home Capital Group Inc.[a]	12,403	245,700
HudBay Minerals Inc.	41,196	173,667
Hudson’s Bay Co.[a]	12,964	159,408
Husky Energy Inc.[b]	56,051	603,481
Hydro One Ltd.[c]	31,479	574,737
IAMGOLD Corp.[b]	82,038	328,703
IGM Financial Inc.	13,341	358,348
Imperial Oil Ltd.	46,619	1,513,096
Industrial Alliance Insurance & Financial Services Inc.	18,029	698,695
Innergex Renewable Energy Inc.	36,510	406,166
Intact Financial Corp.	22,540	1,533,443
Inter Pipeline Ltd.	54,931	1,139,811
Interfor Corp.[b]	15,238	170,657
Intertain Group Ltd. (The)[b]	15,168	93,820
Ivanhoe Mines Ltd. Class Aa,b	124,818	194,643
Jean Coutu Group PJC Inc. (The) Class A	15,229	229,529
Keyera Corp.	30,127	904,990
Killam Apartment REIT	52,431	463,967
Kinross Gold Corp.[b]	209,953	816,158
Labrador Iron Ore Royalty Corp.	17,312	189,751
Laurentian Bank of Canada	6,744	249,431
Linamar Corp.	8,622	350,927
Loblaw Companies Ltd.	34,081	1,682,881
Lucara Diamond Corp.	57,347	162,168
Lundin Mining Corp.[b]	103,829	406,717
MacDonald Dettwiler & Associates Ltd.	6,967	399,072
Magna International Inc. Class A	63,228	2,597,997
Major Drilling Group International Inc.	34,173	175,168
Manitoba Telecom Services Inc.	5,907	165,233
Manulife Financial Corp.	310,824	4,506,107
Maple Leaf Foods Inc.	17,803	405,806
Martinrea International Inc.	34,733	203,954
Medical Facilities Corp.	25,356	413,945
Methanex Corp.	15,289	556,119
Metro Inc.	40,702	1,259,097
Morguard REIT	16,397	185,961
Morneau Shepell Inc.	25,165	376,278
Mullen Group Ltd.	20,092	278,687
National Bank of Canada	52,991	1,893,086
New Flyer Industries Inc.	9,733	272,328

Security	Shares	Value
New Gold Inc.[b]	90,867	$358,654
Norbord Inc.	9,132	214,971
North West Co. Inc. (The)	15,914	303,972
Northland Power Inc.	26,207	469,292
Northview Apartment Real Estate Investment Trust	14,039	208,765
NOVAGOLD Resources Inc.[a,b]	52,824	264,465
NuVista Energy Ltd.[b]	41,789	212,648
OceanaGold Corp.	112,797	345,061
Onex Corp.	13,975	904,660
Open Text Corp.	20,803	1,292,650
Osisko Gold Royalties Ltd.	22,621	238,320
Painted Pony Petroleum Ltd.[b]	24,070	147,626
Pan American Silver Corp.	32,502	519,450
Parex Resources Inc.[b]	34,149	393,150
Parkland Fuel Corp.	19,689	460,255
Pason Systems Inc.	19,453	221,345
Pembina Pipeline Corp.	63,118	1,940,752
Pengrowth Energy Corp.[a]	110,150	170,125
Peyto Exploration & Development Corp.	28,881	742,577
Poseidon Concepts Corp.[b]	293	—
Potash Corp. of Saskatchewan Inc.	133,527	2,172,896
Power Corp. of Canada	53,505	1,148,546
Power Financial Corp.	37,239	880,788
PrairieSky Royalty Ltd.	34,256	745,568
Precision Drilling Corp.	48,205	215,084
Premier Gold Mines Ltd.[b]	81,242	170,940
Pretium Resources Inc.[a,b]	33,195	324,705
ProMetic Life Sciences Inc.[a,b]	113,450	238,708
Quebecor Inc. Class B	17,202	483,106
Raging River Exploration Inc.[b]	43,623	349,895
Restaurant Brands International Inc.	36,636	1,629,998
RioCan REIT	25,729	500,662
Ritchie Bros Auctioneers Inc.	18,111	626,740
Rogers Communications Inc. Class B	58,365	2,349,842
Royal Bank of Canada	231,955	14,503,137
Russel Metals Inc.	14,073	224,181
Saputo Inc.	44,580	1,603,250
Secure Energy Services Inc.	30,274	185,676
SEMAFO Inc.[b]	74,703	293,182
Seven Generations Energy Ltd. Class Ab	37,664	803,723
Shaw Communications Inc. Class B	64,081	1,270,862
ShawCor Ltd.	13,311	333,210
Sierra Wireless Inc.[a,b]	10,574	144,695
Silver Standard Resources Inc.[b]	28,133	308,985

79

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Silver Wheaton Corp.	76,765	$1,851,181
Smart REIT	12,563	313,548
SNC-Lavalin Group Inc.	24,858	1,010,827
Stantec Inc.	19,075	424,695
Stella-Jones Inc.	10,104	358,851
Sun Life Financial Inc.	95,670	3,204,347
Suncor Energy Inc.	266,117	7,991,949
Superior Plus Corp.	33,009	294,070
Surge Energy Inc.	70,676	144,490
Tahoe Resources Inc.	51,834	621,892
Teck Resources Ltd. Class B	93,576	2,021,982
TELUS Corp.	6,490	210,305
Thomson Reuters Corp.	53,128	2,095,390
TMX Group Ltd.	8,252	381,060
TORC Oil & Gas Ltd.	25,696	145,520
Torex Gold Resources Inc.[b]	16,756	311,929
Toromont Industries Ltd.	15,197	446,754
Toronto-Dominion Bank (The)	293,711	13,337,252
Total Energy Services Inc.	21,654	205,190
Tourmaline Oil Corp.[b]	34,985	917,532
TransAlta Corp.	46,153	203,517
TransCanada Corp.	128,806	5,835,553
Transcontinental Inc. Class A	13,598	182,017
TransForce Inc.	18,751	425,736
Turquoise Hill Resources Ltd.[b]	153,415	476,185
Valeant Pharmaceuticals International Inc.[a,b]	52,976	946,275
Valener Inc.	28,344	445,383
Veresen Inc.	50,152	454,652
Vermilion Energy Inc.	19,207	753,806
Wajax Corp.	14,754	167,878
West Fraser Timber Co. Ltd.	11,550	395,729
Westshore Terminals Investment Corp.	13,941	269,094
Whitecap Resources Inc.	60,636	484,998
WSP Global Inc.	14,055	455,654
Yamana Gold Inc.	161,131	575,876

		222,289,951
CHILE — 0.27%
AES Gener SA	370,742	126,297
Aguas Andinas SA Series A	515,106	339,575
Banco de Chile	4,049,450	481,915
Banco de Credito e Inversiones	5,625	289,068
Banco Santander Chile	9,736,625	544,716

Security	Shares	Value
Cencosud SA	243,864	$794,876
Cia. Cervecerias Unidas SA	19,248	206,710
Colbun SA	1,634,571	356,052
Empresa Nacional de Electricidad SA/Chile	596,152	411,180
Empresa Nacional de Telecomunicaciones SAb	23,438	251,306
Empresas CMPC SA	183,058	396,478
Empresas COPEC SA	71,277	716,109
Endesa Americas SA	647,624	301,300
Enersis Americas SA	3,385,418	573,322
Enersis Chile SA	3,663,570	366,738
Engie Energia Chile SA	124,166	220,272
Inversiones Aguas Metropolitanas SA	131,291	239,363
Itau CorpBanca	20,667,127	187,843
LATAM Airlines Group SAb	48,760	466,956
Parque Arauco SA	147,263	365,137
SACI Falabella	91,582	719,008
SONDA SA	108,797	224,815
Vina Concha y Toro SA	101,815	177,660

		8,756,696
CHINA — 6.04%
21Vianet Group Inc. ADR[a,b]	23,431	171,281
58.com Inc. ADR[b]	14,100	590,085
AAC Technologies Holdings Inc.	128,500	1,226,200
Agile Property Holdings Ltd.	456,250	253,575
Agricultural Bank of China Ltd. Class H	3,929,000	1,656,748
Air China Ltd. Class H	356,000	234,124
Ajisen (China) Holdings Ltd.	424,000	190,817
Alibaba Group Holding Ltd. ADR[a,b]	182,157	18,523,545
Alibaba Health Information Technology Ltd.[b]	598,000	313,079
Alibaba Pictures Group Ltd.[b]	2,180,000	430,105
Aluminum Corp. of China Ltd. Class Hb	680,000	252,539
Anhui Conch Cement Co. Ltd. Class H	205,500	569,740
ANTA Sports Products Ltd.	186,000	537,264
Anxin-China Holdings Ltd.[b]	1,004,000	27,784
AVIC International Holding HK Ltd.[b]	2,384,000	153,710
AviChina Industry & Technology Co. Ltd. Class H	376,000	255,520
Baidu Inc.[b]	44,136	7,805,893
Bank of China Ltd. Class H	12,623,000	5,664,589
Bank of Communications Co. Ltd. Class H	1,404,000	1,069,994

80

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Beijing Capital International Airport Co. Ltd. Class H	310,000	$324,997
Beijing Enterprises Holdings Ltd.	92,000	460,306
Beijing Enterprises Water Group Ltd.	792,000	574,990
Belle International Holdings Ltd.	1,080,000	654,558
Biostime International Holdings Ltd.[a,b]	52,000	127,941
Bosideng International Holdings Ltd.	2,542,000	229,456
Brilliance China Automotive Holdings Ltd.	518,000	615,200
Byd Co. Ltd. Class Ha,b	110,500	726,707
BYD Electronic International Co. Ltd.	203,000	160,204
CGN Power Co. Ltd. Class Hc	1,918,000	561,437
China Agri-Industries Holdings Ltd.[b]	459,100	179,973
China BlueChemical Ltd. Class H	796,000	153,968
China Cinda Asset Management Co. Ltd. Class H	1,489,000	535,705
China CITIC Bank Corp. Ltd. Class H	1,285,000	830,171
China Coal Energy Co. Ltd. Class Hb	402,000	228,090
China Communications Construction Co. Ltd. Class H	709,000	780,784
China Communications Services Corp. Ltd. Class H	662,000	393,537
China Conch Venture Holdings Ltd.	267,000	499,236
China Construction Bank Corp. Class H	13,563,000	9,934,150
China COSCO Holdings Co. Ltd. Class Ha,b	498,500	172,277
China Everbright Bank Co. Ltd. Class H	444,000	202,681
China Everbright International Ltd.	473,000	567,245
China Everbright Ltd.	198,000	388,093
China Evergrande Group[a]	702,000	464,388
China Galaxy Securities Co. Ltd. Class H	500,500	476,307
China Gas Holdings Ltd.	320,000	487,746
China High Speed Transmission Equipment Group Co. Ltd.	266,000	276,124

Security	Shares	Value
China Huishan Dairy Holdings Co. Ltd.[a]	745,000	$276,678
China Innovationpay Group Ltd.[b]	2,416,000	211,852
China Jinmao Holdings Group Ltd.	908,000	250,568
China Life Insurance Co. Ltd. Class H	1,240,000	3,079,673
China Longyuan Power Group Corp. Ltd.	555,000	424,399
China Lumena New Materials Corp.[a,b]	152,000	1,423
China Medical System Holdings Ltd.	282,000	440,736
China Mengniu Dairy Co. Ltd.	454,000	860,597
China Merchants Bank Co. Ltd. Class H	633,177	1,544,802
China Merchants Port Holdings Co. Ltd.[a]	234,000	606,511
China Metal Recycling Holdings Ltd.[b]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	952,500	1,087,013
China Mobile Ltd.	992,000	11,365,687
China Modern Dairy Holdings Ltd.[a,b]	902,000	196,571
China National Building Material Co. Ltd. Class H	480,000	219,733
China Oil and Gas Group Ltd.[b]	2,772,000	210,898
China Oilfield Services Ltd. Class H	294,000	284,338
China Overseas Land & Investment Ltd.	646,000	1,995,100
China Pacific Insurance Group Co. Ltd. Class H	432,800	1,565,477
China Petroleum & Chemical Corp. Class H	4,088,200	2,978,566
China Power International Development Ltd.	755,000	275,524
China Railway Construction Corp. Ltd. Class H	307,500	385,423
China Railway Group Ltd. Class H	614,000	475,058
China Resources Beer Holdings Co. Ltd.[b]	292,000	621,289
China Resources Gas Group Ltd.	164,000	514,955
China Resources Land Ltd.	468,666	1,168,817

81

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
China Resources Power Holdings Co. Ltd.	342,000	$581,257
China Shanshui Cement Group Ltd.[a,b]	163,000	10,510
China Shenhua Energy Co. Ltd. Class H	560,500	1,166,556
China Shineway Pharmaceutical Group Ltd.	244,000	251,399
China Shipping Container Lines Co. Ltd. Class Hb	730,000	153,439
China Southern Airlines Co. Ltd. Class H	394,000	221,518
China State Construction International Holdings Ltd.	306,000	447,467
China Taiping Insurance Holdings Co. Ltd.[b]	300,568	580,606
China Telecom Corp. Ltd. Class H	2,206,000	1,140,713
China Traditional Chinese Medicine Holdings Co. Ltd.[a]	480,000	245,730
China Travel International Investment Hong Kong Ltd.	940,000	271,520
China Unicom Hong Kong Ltd.	1,010,000	1,183,891
China Vanke Co. Ltd. Class H	214,100	560,453
China ZhengTong Auto Services Holdings Ltd.	520,500	167,127
Chongqing Changan Automobile Co. Ltd. Class B	138,398	211,483
Chongqing Rural Commercial Bank Co. Ltd. Class H	512,000	307,008
CITIC Ltd.	670,000	962,469
CITIC Resources Holdings Ltd.[a,b]	1,052,000	131,587
CITIC Securities Co. Ltd. Class H	343,500	761,872
CNOOC Ltd.	2,885,000	3,671,889
Coolpad Group Ltd.[b]	800,000	139,268
COSCO SHIPPING Ports Ltd.	308,000	305,822
Country Garden Holdings Co. Ltd.	1,140,866	594,350
CRRC Corp. Ltd. Class H	661,000	600,068
CSPC Pharmaceutical Group Ltd.	724,000	750,622
Ctrip.com International Ltd.[a,b]	61,058	2,695,711
Dah Chong Hong Holdings Ltd.	474,000	198,650
Daphne International Holdings Ltd.[b]	916,000	120,482
Digital China Holdings Ltd.[a]	278,000	233,015
Dongfeng Motor Group Co. Ltd. Class H	428,000	445,394

Security	Shares	Value
Dongyue Group Ltd.[b]	897,000	$134,697
ENN Energy Holdings Ltd.	132,000	621,289
Fang Holdings Ltd. ADR[b]	64,749	215,614
Far East Horizon Ltd.	435,000	397,145
FDG Electric Vehicles Ltd.[b]	3,570,000	186,445
Fosun International Ltd.	435,000	631,618
GCL-Poly Energy Holdings Ltd.	2,639,000	357,318
Geely Automobile Holdings Ltd.	950,000	980,032
GF Securities Co. Ltd. Class H	215,200	478,971
Glorious Property Holdings Ltd.[b]	1,085,000	130,119
Golden Eagle Retail Group Ltd.[a]	192,000	266,899
GOME Electrical Appliances Holding Ltd.	2,760,000	348,788
Great Wall Motor Co. Ltd. Class H	511,000	498,819
Guangdong Investment Ltd.	544,000	822,154
Guangzhou Automobile Group Co. Ltd. Class H	384,000	464,473
Guangzhou R&F Properties Co. Ltd. Class H	214,400	303,013
Haier Electronics Group Co. Ltd.	233,000	376,172
Haitian International Holdings Ltd.	142,000	292,978
Haitong Securities Co. Ltd. Class H	492,400	873,702
Hanergy Thin Film Power Group Ltd.[b]	4,386	—
Harbin Electric Co. Ltd. Class H	416,000	203,310
Hengan International Group Co. Ltd.	121,000	963,494
Hengdeli Holdings Ltd.[b]	1,285,200	139,212
Hopewell Highway Infrastructure Ltd.	445,275	238,288
Hopson Development Holdings Ltd.	160,000	144,426
Huabao International Holdings Ltd.[b]	459,000	172,239
Huadian Power International Corp. Ltd. Class H	314,000	134,834
Huaneng Power International Inc. Class H	736,000	452,713
Huaneng Renewables Corp. Ltd. Class H	888,000	298,868
Huatai Securities Co. Ltd. Class Hc	248,000	524,472
iKang Healthcare Group Inc. ADR[b]	15,448	280,999
Industrial & Commercial Bank of China Ltd. Class H	11,828,000	7,122,866

82

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Inner Mongolia Yitai Coal Co. Ltd. Class B	210,700	$208,172
Intime Retail Group Co. Ltd.	332,000	260,725
JD.com Inc. ADR[a,b]	113,486	2,944,962
Jiangsu Expressway Co. Ltd. Class H	242,000	329,538
Jiangxi Copper Co. Ltd. Class H	207,000	244,508
Ju Teng International Holdings Ltd.	592,000	187,795
K Wah International Holdings Ltd.	397,000	215,526
Kingboard Chemical Holdings Ltd.	158,000	467,591
Kingboard Laminates Holdings Ltd.	279,500	250,852
Kingdee International Software Group Co. Ltd.[a,b]	570,000	231,533
Kingsoft Corp. Ltd.[a]	162,000	364,324
Kunlun Energy Co. Ltd.	564,000	426,917
KWG Property Holding Ltd.	293,000	170,023
Lee & Man Paper Manufacturing Ltd.	345,000	259,367
Lenovo Group Ltd.	1,212,000	778,321
Leyou Technologies Holdings Ltd.[b]	735,000	132,691
Li Ning Co. Ltd.[b]	373,000	266,468
Longfor Properties Co. Ltd.	299,500	397,796
Lonking Holdings Ltd.	1,325,000	216,993
Luye Pharma Group Ltd.	377,000	253,769
Minth Group Ltd.	132,000	469,796
MMG Ltd.[a,b]	604,000	158,889
Momo Inc. ADR[b]	7,630	183,730
Netease Inc.	13,308	3,420,023
New China Life Insurance Co. Ltd. Class H	149,100	646,016
New Oriental Education & Technology Group Inc. ADR[b]	23,724	1,189,284
Nine Dragons Paper (Holdings) Ltd.	334,000	272,201
Parkson Retail Group Ltd.	2,014,500	200,025
PAX Global Technology Ltd.[a]	245,000	153,227
People’s Insurance Co. Group of China Ltd. (The) Class H	1,199,000	477,754
PetroChina Co. Ltd. Class H	3,356,000	2,310,946
Phoenix Satellite Television Holdings Ltd.	1,106,000	223,914
PICC Property & Casualty Co. Ltd. Class H	757,680	1,227,162

Security	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	849,500	$4,485,841
Poly Property Group Co. Ltd.[a,b]	674,000	213,807
Qinqin Foodstuffs Group Cayman Co. Ltd.[b]	501,300	173,244
Qunar Cayman Islands Ltd. ADR[a,b]	7,327	216,659
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	937,000	146,201
Semiconductor Manufacturing International Corp.[b]	5,216,000	632,255
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	408,000	266,218
Shanghai Electric Group Co. Ltd. Class Hb	520,000	240,727
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	77,500	238,351
Shanghai Industrial Holdings Ltd.	125,000	382,825
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	143,780	223,578
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	144,300	372,154
Shenzhen International Holdings Ltd.	225,500	348,943
Shenzhen Investment Ltd.	732,000	319,991
Shenzhou International Group Holdings Ltd.	103,000	683,359
Shimao Property Holdings Ltd.	219,000	293,135
Shougang Fushan Resources Group Ltd.	786,000	170,278
Shui On Land Ltd.	987,500	244,492
Sihuan Pharmaceutical Holdings Group Ltd.	1,111,000	266,473
Sina Corp.[b]	10,370	748,092
Sino Biopharmaceutical Ltd.	787,000	551,063
Sino-Ocean Group Holding Ltd.	613,500	255,531
Sinofert Holdings Ltd.[a]	1,096,000	144,158
Sinopec Engineering Group Co. Ltd. Class H	239,000	211,421
Sinopec Kantons Holdings Ltd.	388,000	182,621
Sinopec Shanghai Petrochemical Co. Ltd. Class H	627,000	320,176
Sinopharm Group Co. Ltd. Class H	208,400	1,014,475

83

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Sinotrans Ltd. Class H	466,000	$219,935
Skyworth Digital Holdings Ltd.	394,000	255,051
SOHO China Ltd.	511,000	264,236
Sohu.com Inc.[b]	8,272	309,621
Sun Art Retail Group Ltd.	473,500	333,990
Sunac China Holdings Ltd.	371,000	254,036
Sunny Optical Technology Group Co. Ltd.	132,000	645,119
TAL Education Group Class A ADR[a,b]	8,596	700,058
Tencent Holdings Ltd.	914,100	24,258,597
Tianneng Power International Ltd.	182,000	164,284
Tingyi Cayman Islands Holding Corp.	376,000	405,826
Tong Ren Tang Technologies Co. Ltd. Class H	148,000	270,241
Towngas China Co. Ltd.	341,000	192,160
TravelSky Technology Ltd. Class H	180,000	384,843
Tsingtao Brewery Co. Ltd. Class H	70,000	279,825
Vipshop Holdings Ltd. ADR[b]	67,775	926,484
Want Want China Holdings Ltd.[a]	995,000	606,891
Weichai Power Co. Ltd. Class H	187,000	282,615
West China Cement Ltd.[b]	1,018,000	103,705
Xinyi Solar Holdings Ltd.[a]	638,000	236,941
Yanzhou Coal Mining Co. Ltd. Class H	388,000	287,691
Yingde Gases Group Co. Ltd.	444,000	179,207
Yuexiu Property Co. Ltd.	1,938,080	284,907
Yuexiu REIT	483,000	277,162
YY Inc. ADR[b]	6,402	307,744
Zhejiang Expressway Co. Ltd. Class H	268,000	280,965
Zhongsheng Group Holdings Ltd.	168,500	169,698
Zhuzhou CRRC Times Electric Co. Ltd. Class H	94,500	458,191
Zijin Mining Group Co. Ltd. Class H	978,000	307,720
ZTE Corp. Class H	154,040	212,144

		196,889,187
COLOMBIA — 0.07%
Almacenes Exito SA	28,437	142,370
Cementos Argos SA	80,786	320,868
Corp. Financiera Colombiana SA	23,309	290,030
Ecopetrol SAb	841,158	367,783
Grupo Argos SA/Colombia	45,716	297,540

Security	Shares	Value
Grupo de Inversiones Suramericana SA	49,354	$638,812
Interconexion Electrica SA ESP	87,809	292,784

		2,350,187
CZECH REPUBLIC — 0.03%
CEZ AS	28,282	532,295
Komercni Banka AS	14,155	517,778

		1,050,073
DENMARK — 1.16%
ALK-Abello A/Sa	1,763	237,971
Ambu A/S Class Ba	6,383	330,148
AP Moller – Maersk A/S Class A	834	1,218,527
AP Moller – Maersk A/S Class B	797	1,221,429
Bang & Olufsen A/Sa,b	15,362	169,780
Bavarian Nordic A/Sa,b	9,294	314,997
Carlsberg A/S Class B	15,101	1,359,639
Chr Hansen Holding A/S	16,127	964,367
Coloplast A/S Class B	19,293	1,344,169
D/S Norden A/Sa,b	12,413	176,423
Danske Bank A/S	108,087	3,332,051
Dfds A/S	5,871	283,335
DSV A/S	31,436	1,521,272
FLSmidth & Co. A/Sa	6,852	248,589
Genmab A/Sb	9,156	1,508,426
GN Store Nord A/S	25,337	513,001
ISS A/S	24,684	969,006
Jyske Bank A/S Registered	11,557	523,681
NKT Holding A/S	5,324	358,064
Novo Nordisk A/S Class B	307,569	10,986,307
Novozymes A/S Class B	37,012	1,372,784
Pandora A/S	18,218	2,367,804
Rockwool International A/S Class B	1,407	235,117
Royal Unibrew A/S	8,469	395,611
SimCorp A/S	8,272	456,498
Solar A/S Class B	4,873	267,485
Sydbank A/S	13,821	431,566
TDC A/Sb	128,582	708,455
Topdanmark A/Sb	16,738	450,135
Tryg A/S	21,209	413,794
Vestas Wind Systems A/S	35,665	2,856,395
William Demant Holding A/Sb	21,379	397,579

		37,934,405

84

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
EGYPT — 0.04%
Commercial International Bank Egypt SAE	100,903	$587,354
Egyptian Financial Group-Hermes Holding Co.[b]	159,316	281,137
Global Telecom Holding SAE[b]	261,958	141,895
Talaat Moustafa Group	277,600	177,252

		1,187,638
FINLAND — 0.72%
Amer Sports OYJ	20,954	569,651
Cargotec OYJ Class B	6,532	267,655
Caverion Corp.[a]	21,852	157,139
Elisa OYJ	22,920	771,335
Fortum OYJ	68,673	1,143,494
Huhtamaki OYJ	16,131	650,374
Kemira OYJ	21,155	251,845
Kesko OYJ Class B	10,745	533,338
Kone OYJ Class B	53,814	2,473,490
Konecranes OYJ	9,458	321,922
Metsa Board OYJ	40,293	231,226
Metso OYJ	18,634	488,196
Neste OYJ	22,021	949,404
Nokia OYJ	937,959	4,182,681
Nokian Renkaat OYJ	18,143	607,987
Orion OYJ Class B	16,231	690,168
Outokumpu OYJ[b]	51,087	355,610
Outotec OYJ[a,b]	34,225	148,869
Ramirent OYJ	21,300	156,906
Sampo OYJ Class A	70,255	3,216,856
Sponda OYJ	58,989	278,830
Stora Enso OYJ Class R	79,316	749,042
Tieto OYJ	13,080	358,314
UPM-Kymmene OYJ	82,796	1,924,133
Uponor OYJ	13,793	234,358
Valmet OYJ	24,711	366,503
Wartsila OYJ Abp	22,927	990,224
YIT OYJ	30,280	251,934

		23,321,484
FRANCE — 6.31%
ABC Arbitrage	69,030	572,827
Accor SA	26,424	1,001,789
Aeroports de Paris	4,249	428,560
Air France-KLM[b]	46,082	280,763
Air Liquide SA	61,317	6,229,553
Airbus Group SE	94,046	5,582,500

Security	Shares	Value
Alstom SAb	23,727	$636,454
Alten SA	7,225	515,674
Altran Technologies SA	31,560	449,749
ANF Immobilier	7,186	161,169
APERAM SAa	9,395	426,319
ArcelorMittal[b]	302,793	2,037,336
Arkema SA	10,851	1,027,479
Assystem	8,958	268,079
Atos SE	14,832	1,538,412
AXA SA	307,284	6,917,108
BNP Paribas SA	167,336	9,692,641
Bollore SA	126,725	416,748
Bonduelle SCA	9,600	227,308
Bouygues SA	32,060	1,043,958
Bureau Veritas SA	41,394	780,923
Capgemini SA	26,344	2,179,734
Carrefour SA	84,520	2,213,892
Casino Guichard Perrachon SA	8,431	418,943
Cegid Group SA	3,806	11,432
Cellectis SAa,b	8,096	143,329
CGG SAa,b	3,887	102,646
Christian Dior SE	8,732	1,682,283
Cie. de Saint-Gobain	77,336	3,428,755
Cie. Generale des Etablissements Michelin Class B	28,276	3,057,151
CNP Assurances	27,331	472,923
Coface SAb	26,240	169,681
Credit Agricole SA	152,509	1,643,718
Danone SA	92,160	6,372,709
Dassault Systemes	21,141	1,671,828
DBV Technologies SAa,b	3,715	256,397
Edenred	33,646	778,411
Eiffage SA	8,827	652,560
Electricite de France SA	38,842	434,728
Elior Group[c]	22,234	498,548
Elis SA	19,996	331,863
Engie SA	221,697	3,192,125
Essilor International SA	32,732	3,674,197
Etablissements Maurel et Prom[a,b]	37,226	163,637
Euler Hermes Group	3,147	272,702
Eurazeo SA	6,054	347,946
Eurofins Scientific SE	1,750	794,005
Eutelsat Communications SA	30,655	641,837
Faiveley Transport SA	3,603	392,394
Faurecia	11,622	426,919

85

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Fonciere des Regions	4,416	$385,475
Gaztransport Et Technigaz SA	7,063	238,468
Gecina SA	6,527	950,171
Genfit[a,b]	7,525	140,644
Groupe Eurotunnel SE Registered	75,415	705,257
Groupe Fnac SAb	4,117	280,261
Guerbet	2,435	144,460
Hermes International	4,299	1,739,408
ICADE	5,352	384,162
Iliad SA	4,418	925,500
Imerys SA	5,533	384,296
Ingenico Group SA	9,043	714,723
Ipsen SA	6,902	476,354
IPSOS	8,631	281,474
Jacquet Metal Service	13,771	230,965
JCDecaux SA	12,253	374,141
Kering	12,137	2,688,191
Klepierre	33,363	1,362,875
Korian SA	9,002	275,366
L’Oreal SA	39,576	7,073,635
Lagardere SCA	20,544	522,472
Legrand SA	41,924	2,366,331
LVMH Moet Hennessy Louis Vuitton SE	44,494	8,074,592
Marie Brizard Wine & Spirits SAa,b	9,696	164,639
Mercialys SA	13,363	276,418
Mersen	10,751	214,845
Metropole Television SA	17,757	309,010
Natixis SA	145,549	734,732
Naturex[b]	2,925	265,072
Neopost SA	7,149	216,137
Nexans SAb	5,289	300,210
Nexity SA	8,495	425,988
Orange SA	311,686	4,902,969
Orpea	7,594	631,333
Parrot SAa,b	9,127	81,041
Pernod Ricard SA	33,136	3,935,672
Peugeot SAb	77,474	1,158,829
Plastic Omnium SA	11,287	367,225
Publicis Groupe SA	30,638	2,099,087
Rallye SA	6,354	114,857
Remy Cointreau SA	3,695	299,329
Renault SA	29,877	2,590,946
Rexel SA	49,478	685,295
Rubis SCA	7,225	657,997

Security	Shares	Value
Safran SA	49,726	$3,413,940
Sanofi	184,794	14,374,456
Sartorius Stedim Biotech	5,828	392,455
Schneider Electric SE	87,684	5,876,730
SCOR SE	26,169	845,964
SEB SA	4,039	593,513
Seche Environnement SA	2,436	74,770
SES SA	61,500	1,412,372
SFR Group SA	17,878	480,932
Societe BIC SA	4,884	676,190
Societe Generale SA	120,868	4,711,541
Sodexo SA	15,243	1,767,853
Sopra Steria Group	3,280	333,162
STMicroelectronics NV	111,876	1,065,361
Suez	52,274	826,593
Technicolor SA Registered	68,759	401,440
Technip SA	17,796	1,178,672
Teleperformance	9,819	1,036,211
Television Francaise 1[a]	24,158	222,396
Thales SA	17,326	1,629,010
Total SA	354,817	17,004,917
Ubisoft Entertainment SAa,b	16,662	566,212
Unibail-Rodamco SE	15,206	3,617,134
Valeo SA	38,667	2,225,306
Vallourec SAb	54,827	269,014
Veolia Environnement SA	69,574	1,516,189
Vicat SA	3,971	249,297
Vilmorin & Cie SA	3,095	185,820
Vinci SA	78,697	5,691,941
Virbac SAb	953	151,478
Vivendi SA	181,524	3,665,334
Wendel SA	4,625	531,328
Zodiac Aerospace	33,241	807,848

		205,608,873
GERMANY — 5.72%
Aareal Bank AG	9,804	353,205
adidas AG	30,985	5,074,486
Allianz SE Registered	72,173	11,234,482
Alstria office REIT AGa	31,354	404,022
AURELIUS Equity Opportunities SE & Co KGaA	5,827	346,717
Aurubis AG	6,252	324,785
Axel Springer SE	7,658	382,924
BASF SE	145,555	12,812,463
Bayer AG Registered	132,647	13,128,860

86

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Bayerische Motoren Werke AG	52,528	$4,570,221
BayWa AGa	5,145	172,385
Bechtle AG	4,423	464,243
Beiersdorf AG	16,350	1,437,415
Bertrandt AGa	2,098	223,198
Bilfinger SEa,b	6,559	230,762
Brenntag AG	24,914	1,329,896
Carl Zeiss Meditec AG Bearer	7,797	279,959
comdirect bank AG	17,404	176,379
Commerzbank AG	171,364	1,162,223
Continental AG	17,489	3,346,376
Covestro AGc	12,673	747,953
CTS Eventim AG & Co. KGaA	11,374	408,084
Daimler AG Registered	151,655	10,790,915
Deutsche Bank AG Registered[b]	225,551	3,252,562
Deutsche Boerse AGb	31,220	2,425,753
Deutsche Euroshop AG	9,443	407,328
Deutsche Lufthansa AG Registered	42,902	547,655
Deutsche Post AG Registered	154,644	4,785,572
Deutsche Telekom AG Registered	509,431	8,290,019
Deutsche Wohnen AG Bearer	56,657	1,845,833
DEUTZ AG	34,486	170,116
Dialog Semiconductor PLC[b]	13,867	543,436
DMG Mori AG	9,858	450,570
Drillisch AGa	8,864	404,216
Duerr AG	4,624	344,174
E.ON SE	319,423	2,336,212
ElringKlinger AGa	8,429	130,375
Evonik Industries AG	26,222	818,070
Fraport AG Frankfurt Airport Services Worldwide	6,484	384,317
Freenet AG	22,909	655,571
Fresenius Medical Care AG & Co. KGaA	35,338	2,874,712
Fresenius SE & Co. KGaA	66,031	4,867,047
GEA Group AG	30,093	1,162,001
Gerresheimer AG	6,053	455,912
Grand City Properties SA	22,459	394,036
GRENKE AG	2,072	360,232
Hamborner REIT AGa	48,916	482,917
Hamburger Hafen und Logistik AG	10,688	170,002
Hannover Rueck SE	10,108	1,125,214

Security	Shares	Value
HeidelbergCement AG	22,255	$2,101,954
Heidelberger Druckmaschinen AGa,b	84,891	225,199
Henkel AG & Co. KGaA	18,760	2,062,641
HOCHTIEF AG	4,117	561,199
HUGO BOSS AG	11,206	702,769
Indus Holding AG	6,797	400,186
Infineon Technologies AG	182,875	3,278,648
Innogy SEb,c	21,627	857,620
K+S AG Registered	29,741	600,857
KION Group AG	11,493	693,177
Kloeckner & Co. SEb	19,216	239,504
Krones AGa	3,156	321,225
KUKA AG	4,279	341,619
KUKA AG New[b]	3,504	397,937
KWS Saat SE	749	244,674
Lanxess AG	15,011	959,824
LEG Immobilien AG	11,019	928,153
LEONI AG	6,518	247,111
Linde AG	29,720	4,896,635
MAN SE	4,178	426,666
Merck KGaA	20,605	2,115,518
METRO AG	26,908	804,961
MorphoSys AGa,b	5,375	237,627
MTU Aero Engines AG	8,586	894,891
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	25,356	4,908,642
Nordex SEa,b	12,051	316,453
NORMA Group SE	7,774	357,236
Osram Licht AG	14,931	845,375
PATRIZIA Immobilien AGb	10,901	225,012
Pfeiffer Vacuum Technology AG	2,085	188,949
ProSiebenSat.1 Media SE Registered	35,753	1,538,696
QIAGEN NVa,b	36,300	887,562
Rational AG	747	386,912
Rheinmetall AG	6,890	476,658
RHOEN-KLINIKUM AG	11,780	327,415
RTL Group SAb	6,608	517,200
RWE AGb	80,047	1,268,830
Salzgitter AG	8,098	265,423
SAP SE	158,014	13,898,772
SGL Carbon SEa,b	9,308	115,911

87

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Siemens AG Registered	121,671	$13,797,726
Software AG	10,693	387,987
STADA Arzneimittel AG	11,916	595,707
Stroeer SE & Co. KGaA[a]	5,504	250,541
Suedzucker AG	13,864	354,715
Symrise AG	19,575	1,341,347
TAG Immobilien AG	30,498	406,532
Telefonica Deutschland Holding AG	117,945	456,528
ThyssenKrupp AG	61,082	1,412,147
Uniper SEb	35,299	469,174
United Internet AG Registered[d]	22,274	912,943
Volkswagen AG	5,651	842,469
Vonovia SE	75,193	2,644,657
Vossloh AGa,b	3,904	236,617
Wacker Chemie AGa	2,966	263,813
Wincor Nixdorf AGb	2,498	181,659
Wirecard AGa	20,372	965,068
Zalando SEb,c	15,249	668,471

		186,339,547
GREECE — 0.08%
Alpha Bank AEb	228,528	390,800
Eurobank Ergasias SAb	311,056	182,765
FF Group[b]	6,864	164,181
Hellenic Telecommunications Organization SA	44,100	403,659
JUMBO SA	20,675	293,498
Motor Oil Hellas Corinth Refineries SA	12,832	153,465
Mytilineos Holdings SAb	27,234	155,539
National Bank of Greece SAb	1,057,902	216,859
OPAP SA	45,676	389,044
Titan Cement Co. SA	9,364	217,306

		2,567,116
HONG KONG — 2.31%
AIA Group Ltd.	1,951,200	12,316,323
ASM Pacific Technology Ltd.	48,300	466,193
Bank of East Asia Ltd. (The)[a]	216,000	870,423
BEP International Holdings Ltd.	2,330,000	153,233
BOC Hong Kong Holdings Ltd.	620,000	2,214,614
Brightoil Petroleum Holdings Ltd.[a]	685,000	197,863
Cafe de Coral Holdings Ltd.[a]	96,000	339,194

Security	Shares	Value
Cathay Pacific Airways Ltd.[a]	215,000	$283,345
Champion REIT[a]	513,000	291,731
Cheung Kong Infrastructure Holdings Ltd.	108,000	885,046
Cheung Kong Property Holdings Ltd.	437,888	3,243,991
China Innovative Finance Group Ltd.[b]	1,014,000	112,451
China LNG Group Ltd.[a,b]	4,185,000	122,503
China Strategic Holdings Ltd.[a,b]	4,715,000	111,873
Chow Sang Sang Holdings International Ltd.[a]	92,000	162,531
CK Hutchison Holdings Ltd.	426,888	5,281,843
CLP Holdings Ltd.	270,000	2,747,055
Dah Sing Banking Group Ltd.	120,000	217,258
Dah Sing Financial Holdings Ltd.[a]	35,200	239,210
Digital Domain Holdings Ltd.[a,b]	1,440,000	113,271
Esprit Holdings Ltd.[a,b]	333,550	275,275
First Pacific Co. Ltd./Hong Kong	415,000	314,668
Freeman FinTech Corp. Ltd.[b]	2,000,000	136,689
Galaxy Entertainment Group Ltd.	389,000	1,597,665
Giordano International Ltd.	402,000	212,020
Great Eagle Holdings Ltd.	63,000	279,870
Guotai Junan International Holdings Ltd.	502,000	192,259
Haitong International Securities Group Ltd.[a]	370,000	237,606
Hang Lung Properties Ltd.	386,000	852,153
Hang Seng Bank Ltd.	121,900	2,202,259
Henderson Land Development Co. Ltd.	178,948	1,060,325
HK Electric Investments & HK Electric Investments Ltd.[c]	525,500	520,428
HKT Trust & HKT Ltd.	509,600	700,508
Hong Kong & China Gas Co. Ltd.[a]	1,282,716	2,514,205
Hong Kong Exchanges & Clearing Ltd.	186,300	4,934,463
Hongkong Land Holdings Ltd.[a]	208,000	1,393,600
Hopewell Holdings Ltd.	102,000	357,763
Hybrid Kinetic Group Ltd.[b]	4,116,000	119,422
Hysan Development Co. Ltd.[a]	117,000	540,126
Johnson Electric Holdings Ltd.	76,250	184,459
Kerry Logistics Network Ltd.	152,000	201,887
Kerry Properties Ltd.	120,000	379,891
Kowloon Development Co. Ltd.[a]	118,000	118,231
Li & Fung Ltd.[a]	1,030,000	507,373
Link REIT	375,000	2,674,133
Luk Fook Holdings International Ltd.[a]	89,000	261,095

88

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Melco Crown Entertainment Ltd. ADR	32,352	$541,572
MGM China Holdings Ltd.	170,400	282,138
MTR Corp. Ltd.	249,500	1,381,848
New World Development Co. Ltd.	963,666	1,201,654
NewOcean Energy Holdings Ltd.[a]	708,000	182,595
NWS Holdings Ltd.	298,000	527,995
Orient Overseas International Ltd.[a]	39,000	146,096
PCCW Ltd.	852,000	507,584
Power Assets Holdings Ltd.	221,000	2,078,951
Sa Sa International Holdings Ltd.	366,000	167,547
Sands China Ltd.	398,400	1,733,883
Shangri-La Asia Ltd.	214,000	235,391
Shun Tak Holdings Ltd.[a,b]	516,000	174,332
Sino Land Co. Ltd.	550,000	936,188
SJM Holdings Ltd.	384,000	265,908
SmarTone Telecommunications Holdings Ltd.	122,000	184,380
Sun Hung Kai Properties Ltd.	233,000	3,479,294
Swire Pacific Ltd. Class A	77,500	805,996
Swire Properties Ltd.	201,000	578,000
Techtronic Industries Co. Ltd.	238,500	898,044
Television Broadcasts Ltd.	3,700	13,407
Texwinca Holdings Ltd.[a]	210,000	147,314
Town Health International Medical Group Ltd.[a]	1,082,000	173,012
Value Partners Group Ltd.[a]	223,000	213,371
VTech Holdings Ltd.[a]	35,800	439,488
WH Group Ltd.[c]	1,020,500	827,733
Wharf Holdings Ltd. (The)	229,000	1,721,594
Wheelock & Co. Ltd.	150,000	926,517
Wynn Macau Ltd.[a]	291,600	447,467
Xinyi Glass Holdings Ltd.[a]	418,000	359,525
Yue Yuen Industrial Holdings Ltd.	137,500	523,946

		75,241,094
HUNGARY — 0.07%
Magyar Telekom Telecommunications PLC	66,924	110,729
MOL Hungarian Oil & Gas PLC	6,328	407,428
OTP Bank PLC	39,850	1,120,164
Richter Gedeon Nyrt	24,430	525,468

		2,163,789
INDIA — 2.09%
Adani Ports & Special Economic Zone Ltd.	151,131	690,863

Security	Shares	Value
Adani Power Ltd.[b]	355,757	$145,687
Adani Transmissions Ltd.[b]	142,662	97,299
AIA Engineering Ltd.	12,317	239,290
Ambuja Cements Ltd.	140,869	506,640
Apollo Hospitals Enterprise Ltd.	17,416	349,733
Ashok Leyland Ltd.	269,432	368,527
Asian Paints Ltd.	53,993	869,681
Astral Polytechnik Ltd.	27,050	181,814
Aurobindo Pharma Ltd.	54,137	663,110
Axis Bank Ltd.	268,963	1,964,068
Bajaj Auto Ltd.	16,306	691,045
Bajaj Finance Ltd.	32,956	533,127
Balkrishna Industries Ltd.	21,884	348,642
Bharat Forge Ltd.	23,470	310,724
Bharat Heavy Electricals Ltd.	120,477	250,744
Bharat Petroleum Corp. Ltd.	58,996	591,184
Bharti Airtel Ltd.	176,956	844,420
Bharti Infratel Ltd.	105,211	547,428
Bosch Ltd.	1,474	482,815
Cipla Ltd.	70,712	612,767
Coal India Ltd.	120,850	588,811
Container Corp. of India Ltd.	9,013	185,290
Cyient Ltd.	35,554	264,313
Dabur India Ltd.	123,486	539,991
DCB Bank Ltd.[b]	113,606	224,536
Divi’s Laboratories Ltd.	18,806	362,948
Dr. Reddy’s Laboratories Ltd.	20,174	1,004,313
Eicher Motors Ltd.	2,479	891,468
FDC Ltd./India	62,025	211,281
Federal Bank Ltd.	329,456	405,984
Finolex Cables Ltd.	36,799	247,534
GAIL (India) Ltd.	65,834	425,740
Gateway Distriparks Ltd.	55,155	206,584
Gillette India Ltd.	2,609	168,287
Glenmark Pharmaceuticals Ltd.	29,240	409,355
Godrej Consumer Products Ltd.	23,230	557,720
Havells India Ltd.	67,839	414,430
HCL Technologies Ltd.	98,591	1,133,361
Hero Motocorp Ltd.	11,004	552,305
Hindalco Industries Ltd.	216,191	484,748
Hindustan Unilever Ltd.	109,369	1,374,185
Housing Development Finance Corp. Ltd.	246,502	5,084,209

89

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
ICICI Bank Ltd.	189,724	$787,031
Idea Cellular Ltd.	252,037	289,826
Indiabulls Housing Finance Ltd.	55,299	701,644
Info Edge India Ltd.	22,717	306,844
Infosys Ltd.	299,169	4,488,890
ITC Ltd.	557,401	2,016,814
Jammu & Kashmir Bank Ltd. (The)	153,198	156,211
JSW Steel Ltd.	18,278	453,745
Jubilant Foodworks Ltd.	13,945	210,668
Karur Vysya Bank Ltd. (The)	29,036	210,097
Larsen & Toubro Ltd.	54,126	1,195,592
LIC Housing Finance Ltd.	68,125	600,192
Lupin Ltd.	38,681	879,302
Mahindra & Mahindra Financial Services Ltd.	64,812	351,540
Mahindra & Mahindra Ltd.	63,972	1,261,499
Marico Ltd.	102,129	425,420
Maruti Suzuki India Ltd.	18,815	1,661,055
MindTree Ltd.	30,244	199,388
Motherson Sumi Systems Ltd.	84,356	419,023
NCC Ltd./India	156,033	216,925
Nestle India Ltd.	4,538	471,585
NTPC Ltd.	300,945	680,643
Oil & Natural Gas Corp. Ltd.	145,265	629,029
Page Industries Ltd.	1,481	364,472
Piramal Enterprises Ltd.	16,562	449,496
Power Finance Corp. Ltd.	149,736	279,130
Reliance Communications Ltd.[b]	225,319	157,384
Reliance Industries Ltd.	210,116	3,307,165
Reliance Infrastructure Ltd.	26,279	213,265
Rolta India Ltd.[b]	314,590	298,167
Rural Electrification Corp. Ltd.	143,705	290,265
Sadbhav Engineering Ltd.	44,757	188,580
Shree Cement Ltd.	1,974	499,176
Shriram Transport Finance Co. Ltd.	2 9,319	476,508
Siemens Ltd.	19,676	349,820
SRF Ltd.	6,739	184,301
State Bank of Bikaner & Jaipur	18,847	196,198
State Bank of India	268,331	1,034,971
Strides Shasun Ltd.	14,086	219,790

Security	Shares	Value
Sun Pharmaceuticals Industries Ltd.	164,761	$1,845,548
Symphony Ltd.	8,749	167,182
Tata Consultancy Services Ltd.	77,436	2,772,317
Tata Global Beverages Ltd.	143,022	298,522
Tata Motors Ltd.	266,602	2,123,467
Tata Motors Ltd. Class A	56,976	295,047
Tata Power Co. Ltd.	310,197	362,744
Tata Steel Ltd.	57,986	351,372
Tech Mahindra Ltd.	51,100	336,425
Titan Co. Ltd.	81,030	463,772
Ultratech Cement Ltd.	9,230	547,866
United Spirits Ltd.[b]	12,703	431,152
UPL Ltd.	65,413	681,882
Vedanta Ltd.	192,766	584,620
Wipro Ltd.	111,224	773,396
Yes Bank Ltd.	55,980	1,061,446
Zee Entertainment Enterprises Ltd.	115,762	898,637

		68,144,047
INDONESIA — 0.62%
Adaro Energy Tbk PT	2,753,100	334,432
Astra International Tbk PT	3,378,700	2,129,814
Bank Central Asia Tbk PT	2,107,300	2,507,345
Bank Danamon Indonesia Tbk PT	670,900	198,473
Bank Mandiri Persero Tbk PT	1,592,300	1,400,340
Bank Negara Indonesia Persero Tbk PT	1,317,300	562,841
Bank Rakyat Indonesia Persero Tbk PT	1,857,200	1,736,499
Bank Tabungan Negara Persero Tbk PT	1,568,093	229,541
Bumi Serpong Damai Tbk PT	1,991,800	331,254
Charoen Pokphand Indonesia Tbk PT	1,335,900	378,819
Ciputra Development Tbk PT	2,341,196	283,499
Global Mediacom Tbk PT	1,772,600	115,474
Gudang Garam Tbk PT	85,900	447,012
Hanjaya Mandala Sampoerna Tbk PT	1,696,900	513,700
Indocement Tunggal Prakarsa Tbk PT	274,200	345,692
Indofood CBP Sukses Makmur Tbk PT	576,200	415,104
Indofood Sukses Makmur Tbk PT	834,400	543,562
Japfa Comfeed Indonesia Tbk PT	1,309,300	189,150
Jasa Marga Persero Tbk PT	487,700	169,320

90

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Kalbe Farma Tbk PT	3,824,000	$509,945
Lippo Karawaci Tbk PT	3,860,800	267,782
Matahari Department Store Tbk PT	431,800	596,505
Media Nusantara Citra Tbk PT	991,400	159,560
Mitra Adiperkasa Tbk PTb	322,900	136,109
Perusahaan Gas Negara Persero Tbk PT	2,054,300	403,051
Semen Indonesia Persero Tbk PT	524,100	395,646
Summarecon Agung Tbk PT	2,030,200	256,731
Surya Citra Media Tbk PT	1,313,000	266,665
Telekomunikasi Indonesia Persero Tbk PT	8,551,700	2,765,801
Tower Bersama Infrastructure Tbk PT	481,400	220,445
Unilever Indonesia Tbk PT	266,600	908,724
United Tractors Tbk PT	312,200	517,422
XL Axiata Tbk PTb	742,400	125,175

		20,361,432
IRELAND — 0.34%
Bank of Ireland[b]	4,538,364	970,117
C&C Group PLC	63,306	242,886
CRH PLC	131,059	4,261,879
Glanbia PLC	30,551	496,992
Hibernia REIT PLC	135,753	190,926
Irish Continental Group PLC	43,124	200,814
Kerry Group PLC Class A	25,453	1,845,411
Kingspan Group PLC	25,866	632,301
Origin Enterprises PLC	28,101	174,045
Paddy Power Betfair PLC	12,894	1,332,875
Smurfit Kappa Group PLC	37,263	815,320

		11,163,566
ISRAEL — 0.54%
Azrieli Group Ltd.	9,623	409,404
Bank Hapoalim BM	186,491	1,075,041
Bank Leumi le-Israel BMb	253,367	955,231
Bezeq The Israeli Telecommunication Corp. Ltd.	396,662	719,852
Caesarstone Ltd.[b]	5,146	181,911
Check Point Software Technologies Ltd.[b]	21,798	1,843,239
CyberArk Software Ltd.[b]	4,727	220,987
Delek Group Ltd.	1,059	207,543
Elbit Systems Ltd.	5,143	508,850

Security	Shares	Value
Frutarom Industries Ltd.[a]	8,005	$423,104
Gazit-Globe Ltd.	22,237	200,328
Israel Chemicals Ltd.	90,443	321,673
Israel Corp. Ltd. (The)[b]	1,068	159,059
Israel Discount Bank Ltd. Class Ab	194,779	357,486
Mizrahi Tefahot Bank Ltd.	32,217	419,416
Mobileye NVb	29,489	1,096,401
Nice Ltd.	11,704	776,163
Oil Refineries Ltd.[a,b]	569,803	200,878
Paz Oil Co. Ltd.	2,102	328,049
Plus500 Ltd.	23,289	175,861
Strauss Group Ltd.	14,500	228,031
Taro Pharmaceutical Industries Ltd.[b]	3,411	346,251
Teva Pharmaceutical Industries Ltd.	144,574	6,049,169
Tower Semiconductor Ltd.[b]	19,422	300,336

		17,504,263
ITALY — 1.47%
A2A SpA	314,913	428,403
Anima Holding SpA[c]	64,074	311,716
Ansaldo STS SpA	26,138	299,992
Assicurazioni Generali SpA	190,003	2,451,472
Atlantia SpA	63,811	1,560,577
Autogrill SpA	31,841	265,097
Azimut Holding SpA	22,093	354,072
Banca Carige SpA[a,b]	281,190	95,740
Banca Generali SpA	11,596	257,154
Banca Mediolanum SpA	43,985	303,763
Banca Monte dei Paschi di Siena SpA[a,b]	583,143	155,400
Banca Popolare dell’Emilia Romagna SC	85,777	401,879
Banca Popolare di Milano Scarl[a]	373,595	171,022
Banca Popolare di Sondrio SCPA	105,041	350,044
Banco Popolare SC	25,142	72,319
Beni Stabili SpA SIIQ	321,801	187,491
Brembo SpA	6,228	384,368
Buzzi Unicem SpA	16,619	322,819
Cerved Information Solutions SpA	50,677	407,475
CIR-Compagnie Industriali Riunite SpA	118,617	132,108
CNH Industrial NV	164,573	1,277,267

91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Credito Emiliano SpA	22,610	$127,148
Danieli & C Officine Meccaniche SpA	6,405	119,360
Davide Campari-Milano SpA	54,205	545,174
De’ Longhi SpA	12,623	295,012
DiaSorin SpA	4,579	281,092
Ei Towers SpA[b]	5,962	281,029
Enel SpA	1,186,731	5,099,508
Eni SpA	396,457	5,741,017
ERG SpA[a]	17,565	194,858
EXOR SpA	19,149	812,567
Ferrari NV	20,718	1,089,678
Fiat Chrysler Automobiles NVa	147,801	1,080,670
FinecoBank Banca Fineco SpA	51,519	300,448
Hera SpA	170,268	434,889
Interpump Group SpA	16,800	269,244
Intesa Sanpaolo SpA	2,104,887	4,868,567
Leonardo-Finmeccanica SpA[b]	31,881	387,922
Luxottica Group SpA	28,731	1,428,295
Mediaset SpA	134,426	383,720
Mediobanca SpA	93,291	682,623
Moncler SpA	25,366	421,820
Piaggio & C SpA[a]	82,862	144,425
Poste Italiane SpA[c]	96,182	639,462
Prysmian SpA	32,878	817,047
Recordati SpA	20,794	587,639
Saipem SpA[b]	1,003,443	412,490
Salvatore Ferragamo SpA	10,419	254,581
Snam SpA	398,840	2,099,475
Societa Cattolica di Assicurazioni Scrl	41,435	250,270
Societa Iniziative Autostradali e Servizi SpA	15,825	147,973
Telecom Italia SpA/Milano[b]	1,684,055	1,459,312
Tenaris SA	76,974	1,086,801
Terna Rete Elettrica Nazionale SpA	249,630	1,221,002
Tod’s SpA[a]	3,658	213,728
UniCredit SpA	858,089	2,125,841
Unione di Banche Italiane SpA[a]	157,864	434,703
Unipol Gruppo Finanziario SpA	94,372	288,213
UnipolSai SpA	220,314	420,224
Yoox Net-A-Porter Group SpA[a,b]	10,480	300,990

		47,938,995

Security	Shares	Value
JAPAN — 17.94%
77 Bank Ltd. (The)	67,000	$302,850
ABC-Mart Inc.	6,800	413,494
Accordia Golf Co. Ltd.	19,800	199,724
Acom Co. Ltd.[b]	68,800	316,879
Activia Properties Inc.	96	465,909
Adastria Co. Ltd.	5,900	154,511
ADEKA Corp.	20,900	316,230
Advance Residence Investment Corp.	221	617,038
Advantest Corp.	31,100	444,814
Aeon Co. Ltd.	105,000	1,451,825
Aeon Delight Co. Ltd.	6,900	203,878
AEON Financial Service Co. Ltd.	19,400	341,718
Aeon Mall Co. Ltd.	22,700	336,984
Aica Kogyo Co. Ltd.	15,000	428,225
Aichi Bank Ltd. (The)	4,700	260,304
Aiful Corp.[a,b]	61,600	187,581
Ain Holdings Inc.	4,800	323,852
Air Water Inc.	26,700	499,775
Aisin Seiki Co. Ltd.	31,100	1,365,813
Ajinomoto Co. Inc.	89,500	1,989,977
Alfresa Holdings Corp.	34,200	723,152
Alps Electric Co. Ltd.	31,800	762,583
Amada Holdings Co. Ltd.	55,400	631,576
Amano Corp.	14,600	271,618
ANA Holdings Inc.	202,000	567,449
Anritsu Corp.	34,700	183,926
Aoyama Trading Co. Ltd.	10,200	359,138
Aozora Bank Ltd.	183,000	604,282
Arcs Co. Ltd.	10,400	261,175
Ariake Japan Co. Ltd.	4,900	273,712
Asahi Diamond Industrial Co. Ltd.	33,600	250,357
Asahi Glass Co. Ltd.	161,000	1,126,088
Asahi Group Holdings Ltd.	61,500	2,195,237
Asahi Intecc Co. Ltd.[a]	9,000	389,685
Asahi Kasei Corp.	203,000	1,830,931
Asatsu-DK Inc.	8,800	244,107
ASICS Corp.	27,400	584,582
Astellas Pharma Inc.	341,800	5,072,438
Avex Group Holdings Inc.	14,700	194,443
Awa Bank Ltd. (The)	45,000	295,903
Azbil Corp.	11,200	332,531
Bandai Namco Holdings Inc.	33,900	1,016,177
Bank of Kyoto Ltd. (The)	51,000	374,183

92

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Bank of Nagoya Ltd. (The)[a]	6,000	$211,258
Benesse Holdings Inc.	12,400	324,853
BIC Camera Inc.[a]	18,800	161,907
Bridgestone Corp.	103,500	3,855,950
Brother Industries Ltd.	39,100	718,114
Calbee Inc.	13,800	500,338
Calsonic Kansei Corp.	30,000	375,410
Canon Electronics Inc.	13,700	213,026
Canon Inc.	165,700	4,757,262
Canon Marketing Japan Inc.	10,500	181,353
Capcom Co. Ltd.[a]	10,900	281,615
Casio Computer Co. Ltd.	38,500	537,099
Central Glass Co. Ltd.	42,000	171,861
Central Japan Railway Co.	22,700	3,859,119
Chiba Bank Ltd. (The)	115,000	711,329
Chiyoda Co. Ltd.	7,200	171,084
Chiyoda Corp.	31,000	270,514
Chubu Electric Power Co. Inc.	106,500	1,565,297
Chugai Pharmaceutical Co. Ltd.	37,500	1,277,537
Chugoku Bank Ltd. (The)	32,200	432,050
Chugoku Electric Power Co. Inc. (The)	49,800	581,952
Ci:z Holdings Co. Ltd.	7,300	209,097
Citizen Watch Co. Ltd.	54,100	304,259
Coca-Cola East Japan Co. Ltd.	11,600	255,656
Coca-Cola West Co. Ltd.	12,000	354,570
Cocokara fine Inc.	4,900	189,547
COLOPL Inc.[a]	11,300	162,696
Colowide Co. Ltd.[a]	16,700	324,354
COMSYS Holdings Corp.	20,800	366,378
Concordia Financial Group Ltd.	195,500	906,386
COOKPAD Inc.[a]	13,000	123,586
Cosmo Energy Holdings Co. Ltd.	15,400	201,943
Cosmos Pharmaceutical Corp.	1,900	413,503
Credit Saison Co. Ltd.	23,100	399,197
CyberAgent Inc.	18,400	534,919
CYBERDYNE Inc.[a,b]	19,500	292,635
Dai Nippon Printing Co. Ltd.	79,000	792,368
Dai-ichi Life Holdings Inc.	175,700	2,576,521
Daicel Corp.	47,400	624,272
Daido Steel Co. Ltd.	57,000	241,918
Daifuku Co. Ltd.	19,900	360,183
Daiichi Sankyo Co. Ltd.	96,700	2,324,444
Daiichikosho Co. Ltd.	7,700	334,496
Daikin Industries Ltd.	37,500	3,597,088

Security	Shares	Value
Daikyo Inc.	82,000	$175,572
Daio Paper Corp.[a]	14,300	171,733
Daiseki Co. Ltd.	13,600	279,286
Daishi Bank Ltd. (The)	66,000	283,884
Daito Trust Construction Co. Ltd.	11,800	1,973,498
Daiwa House Industry Co. Ltd.	91,700	2,518,401
Daiwa House REIT Investment Corp.	234	631,289
Daiwa Office Investment Corp.	58	326,745
Daiwa Securities Group Inc.	250,000	1,493,315
DCM Holdings Co. Ltd.	20,900	182,976
DeNA Co. Ltd.	19,100	614,341
Denka Co. Ltd.	82,000	372,213
Denso Corp.	77,600	3,371,023
Dentsu Inc.	35,600	1,775,172
DIC Corp.	15,200	460,694
Disco Corp.	5,100	616,358
DMG Mori Co. Ltd.	22,500	238,735
Don Quijote Holdings Co. Ltd.	20,800	790,750
Doutor Nichires Holdings Co. Ltd.	11,900	238,260
Dowa Holdings Co. Ltd.	42,000	312,147
Duskin Co. Ltd.	11,800	226,601
Dydo Drinco Inc.	4,500	248,799
Earth Chemical Co. Ltd.	6,500	301,542
East Japan Railway Co.	53,000	4,668,801
Ebara Corp.	16,100	478,013
Eisai Co. Ltd.	40,900	2,606,920
Electric Power Development Co. Ltd.	24,600	572,833
Exedy Corp.	9,600	273,242
Ezaki Glico Co. Ltd.	8,200	465,851
FamilyMart UNY Holdings Co. Ltd.	14,100	882,885
Fancl Corp.	11,300	170,653
FANUC Corp.	31,400	5,880,497
Fast Retailing Co. Ltd.	8,600	2,901,994
FCC Co. Ltd.	9,300	203,904
Frontier Real Estate Investment Corp.	83	390,179
Fuji Co. Ltd./Ehime	8,400	176,257
Fuji Electric Co. Ltd.	98,000	489,604
Fuji Heavy Industries Ltd.	98,400	3,833,560
Fuji Machine Manufacturing Co. Ltd.	18,500	235,552
Fuji Seal International Inc.	5,600	231,013
Fuji Soft Inc.	8,400	223,179
FUJIFILM Holdings Corp.	69,200	2,617,595

93

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Fujikura Ltd.	52,200	$306,986
Fujitsu Ltd.	308,000	1,826,282
Fukuoka Financial Group Inc.	127,000	549,888
Furukawa Electric Co. Ltd.	12,900	379,935
Fuyo General Lease Co. Ltd.	4,300	218,100
Global One Real Estate Investment Corp.	54	203,492
Glory Ltd.	10,800	357,139
GLP J-REIT	446	558,110
GMO Internet Inc.	17,000	227,292
GMO Payment Gateway Inc.[a]	3,800	174,659
Gree Inc.	27,000	149,793
GS Yuasa Corp.	67,000	289,461
GungHo Online Entertainment Inc.[a]	93,600	236,928
Gunma Bank Ltd. (The)	69,700	332,963
Gunze Ltd.	81,000	272,094
Hachijuni Bank Ltd. (The)	75,400	411,136
Hakuhodo DY Holdings Inc.	39,900	479,552
Hamamatsu Photonics KK	23,300	705,086
Hankyu Hanshin Holdings Inc.	37,100	1,228,605
Hanwa Co. Ltd.	42,000	256,992
Haseko Corp.	48,400	471,173
Hazama Ando Corp.	42,400	273,561
Heiwa Corp.	11,400	267,955
Heiwa Real Estate Co. Ltd.	18,600	264,437
Heiwa Real Estate REIT Inc.	317	239,217
Hikari Tsushin Inc.	4,000	366,941
Hino Motors Ltd.	41,100	447,823
Hirose Electric Co. Ltd.	5,400	713,251
Hiroshima Bank Ltd. (The)	92,000	393,967
HIS Co. Ltd.	8,500	231,984
Hisamitsu Pharmaceutical Co. Inc.	11,600	619,270
Hitachi Capital Corp.	9,200	205,563
Hitachi Chemical Co. Ltd.	18,300	428,396
Hitachi Construction Machinery Co. Ltd.	19,400	405,594
Hitachi High-Technologies Corp.	12,100	504,910
Hitachi Ltd.	769,000	4,092,162
Hitachi Metals Ltd.	36,800	459,453
Hitachi Zosen Corp.	46,400	233,579
Hogy Medical Co. Ltd.	4,600	302,917
Hokkaido Electric Power Co. Inc.	42,500	323,143
Hokkoku Bank Ltd. (The)	62,000	207,680
Hokuetsu Kishu Paper Co. Ltd.	29,700	185,687
Hokuhoku Financial Group Inc.	23,300	335,914

Security	Shares	Value
Hokuriku Electric Power Co.	33,900	$384,857
Hokuto Corp.	14,300	278,148
Honda Motor Co. Ltd.	259,500	7,763,886
HORIBA Ltd.	7,900	377,390
Hoshizaki Corp.	9,000	811,914
House Foods Group Inc.	12,700	283,404
Hoya Corp.	65,900	2,749,883
Hulic Co. Ltd.	49,600	472,471
Hyakugo Bank Ltd. (The)	65,000	239,378
Hyakujushi Bank Ltd. (The)	67,000	228,253
Ibiden Co. Ltd.	18,500	268,473
IBJ Leasing Co. Ltd.	11,900	248,905
Idemitsu Kosan Co. Ltd.	15,700	361,704
IHI Corp.[b]	240,000	632,631
Iida Group Holdings Co. Ltd.	25,500	492,359
Inaba Denki Sangyo Co. Ltd.	7,500	272,280
Industrial & Infrastructure Fund Investment Corp.	68	357,844
INPEX Corp.	154,600	1,450,005
Internet Initiative Japan Inc.	13,200	233,137
Invincible Investment Corp.	513	248,970
Isetan Mitsukoshi Holdings Ltd.	60,300	609,398
Isuzu Motors Ltd.	96,800	1,197,046
Ito EN Ltd.	11,700	426,426
ITOCHU Corp.	232,500	2,939,299
Itochu Techno-Solutions Corp.	10,900	268,960
Itoham Yonekyu Holdings Inc.[b]	28,800	274,612
Iwatani Corp.	48,000	286,854
Iyo Bank Ltd. (The)	49,600	304,911
Izumi Co. Ltd.	8,300	383,861
J Front Retailing Co. Ltd.	45,700	629,280
Jaccs Co. Ltd.	40,000	156,825
Jafco Co. Ltd.	7,800	259,419
Japan Airlines Co. Ltd.	22,400	659,946
Japan Airport Terminal Co. Ltd.	8,900	341,738
Japan Aviation Electronics Industry Ltd.[a]	14,000	200,371
Japan Excellent Inc.	251	349,921
Japan Exchange Group Inc.	87,300	1,298,472
Japan Hotel REIT Investment Corp.	643	433,827
Japan Logistics Fund Inc.	171	371,177
Japan Post Bank Co. Ltd.	57,800	680,938
Japan Post Holdings Co. Ltd.	68,900	877,273
Japan Prime Realty Investment Corp.	147	632,988

94

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Japan Real Estate Investment Corp.	214	$1,236,123
Japan Rental Housing Investments Inc.	381	294,039
Japan Retail Fund Investment Corp.	413	934,983
Japan Securities Finance Co. Ltd.	71,400	317,303
Japan Steel Works Ltd. (The)	11,600	249,143
Japan Tobacco Inc.	175,400	6,666,485
JFE Holdings Inc.	82,900	1,188,456
JGC Corp.	34,500	610,320
JSR Corp.	32,400	492,698
JTEKT Corp.	37,800	559,347
Juroku Bank Ltd. (The)	69,000	208,146
JVC Kenwood Corp.	86,500	233,773
JX Holdings Inc.	323,400	1,279,936
K’s Holdings Corp.	15,000	259,647
Kadokawa Dwango[b]	13,918	205,422
Kagome Co. Ltd.	17,100	447,983
Kajima Corp.	148,000	998,544
Kakaku.com Inc.	27,100	455,170
Kaken Pharmaceutical Co. Ltd.	5,700	359,081
Kamigumi Co. Ltd.	38,000	324,366
Kanamoto Co. Ltd.	7,700	185,017
Kaneka Corp.	48,000	397,393
Kanematsu Corp.	143,000	235,419
Kansai Electric Power Co. Inc. (The)[b]	115,600	1,105,012
Kansai Paint Co. Ltd.	36,600	787,134
Kao Corp.	81,200	4,176,486
Kawasaki Heavy Industries Ltd.	232,000	677,775
Kawasaki Kisen Kaisha Ltd.[a]	160,000	395,870
KDDI Corp.	294,900	8,957,709
Keihan Holdings Co. Ltd.	90,000	607,223
Keihin Corp.	13,700	222,803
Keikyu Corp.	79,000	796,127
Keio Corp.	96,000	794,785
Keisei Electric Railway Co. Ltd.	24,600	593,902
Keiyo Bank Ltd. (The)	60,000	252,367
Kenedix Inc.	57,400	241,431
Kenedix Office Investment Corp.	71	398,630
Kewpie Corp.	19,300	548,228
Keyence Corp.	7,300	5,353,171
Kikkoman Corp.	25,000	795,784
Kinden Corp.	28,700	345,760
Kintetsu Group Holdings Co. Ltd.	298,000	1,202,379
Kirin Holdings Co. Ltd.	132,300	2,275,608

Security	Shares	Value
Kisoji Co. Ltd.	16,600	$357,322
Kissei Pharmaceutical Co. Ltd.	9,900	258,888
Kiyo Bank Ltd. (The)	16,100	267,044
Kobayashi Pharmaceutical Co. Ltd.	9,600	501,537
Kobe Steel Ltd.[b]	49,600	409,695
Koito Manufacturing Co. Ltd.	18,400	959,528
Kokuyo Co. Ltd.	19,000	251,682
Komatsu Ltd.	149,400	3,331,058
Komeri Co. Ltd.	8,700	212,522
Konami Holdings Corp.	17,200	678,441
Konica Minolta Inc.	72,000	644,735
Kose Corp.	5,300	483,675
Kubota Corp.	170,200	2,744,482
Kuraray Co. Ltd.	55,500	841,861
Kureha Corp.	6,000	229,528
Kurita Water Industries Ltd.	18,200	430,731
KYB Corp.	51,000	233,440
Kyocera Corp.	50,400	2,450,816
KYORIN Holdings Inc.	11,400	254,936
Kyowa Exeo Corp.	18,300	275,149
Kyowa Hakko Kirin Co. Ltd.	44,000	672,027
Kyudenko Corp.	7,800	251,254
Kyushu Electric Power Co. Inc.	76,500	693,767
Kyushu Financial Group Inc.	60,500	402,431
Lawson Inc.	11,100	842,918
Leopalace21 Corp.	49,100	319,593
Lintec Corp.	10,100	220,098
Lion Corp.	39,000	637,969
LIXIL Group Corp.	43,200	991,974
M3 Inc.	34,100	1,038,398
Mabuchi Motor Co. Ltd.	8,800	511,662
Makino Milling Machine Co. Ltd.	34,000	216,130
Makita Corp.	18,100	1,252,196
Mandom Corp.	6,000	279,774
Marubeni Corp.	251,900	1,324,881
Maruha Nichiro Corp.	11,000	304,925
Marui Group Co. Ltd.	35,500	498,287
Maruichi Steel Tube Ltd.	12,700	409,093
Matsui Securities Co. Ltd.	25,700	205,678
Matsumotokiyoshi Holdings Co. Ltd.	7,600	391,264
Mazda Motor Corp.	92,600	1,522,258
MCUBS MidCity Investment Corp.	67	217,414
Mebuki Financial Group Inc.	160,150	569,978

95

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Medipal Holdings Corp.	30,900	$527,816
Megachips Corp.[a]	16,600	333,153
MEGMILK SNOW BRAND Co. Ltd.	9,800	340,857
Meidensha Corp.	56,000	187,581
MEIJI Holdings Co. Ltd.	18,700	1,864,928
Meitec Corp.	9,200	313,422
Minebea Co. Ltd.	58,300	595,843
Miraca Holdings Inc.	11,000	531,760
Mirait Holdings Corp.	16,900	149,886
Misawa Homes Co. Ltd.	35,800	269,475
MISUMI Group Inc.	47,200	861,040
Mitsubishi Chemical Holdings Corp.	221,600	1,457,159
Mitsubishi Corp.	241,100	5,256,317
Mitsubishi Electric Corp.	310,200	4,199,072
Mitsubishi Estate Co. Ltd.	200,000	3,961,555
Mitsubishi Gas Chemical Co. Inc.	32,800	505,024
Mitsubishi Heavy Industries Ltd.	508,000	2,172,481
Mitsubishi Logistics Corp.	20,000	271,019
Mitsubishi Materials Corp.	17,200	493,486
Mitsubishi Motors Corp.	112,500	626,279
Mitsubishi Tanabe Pharma Corp.	38,400	747,646
Mitsubishi UFJ Financial Group Inc.	2,036,500	10,554,103
Mitsubishi UFJ Lease & Finance Co. Ltd.	83,110	402,560
Mitsui & Co. Ltd.	265,900	3,689,225
Mitsui Chemicals Inc.	154,000	759,119
Mitsui Engineering & Shipbuilding Co. Ltd.	133,000	184,784
Mitsui Fudosan Co. Ltd.	144,000	3,275,748
Mitsui Mining & Smelting Co. Ltd.	109,000	242,718
Mitsui OSK Lines Ltd.	193,000	483,028
Mitsumi Electric Co. Ltd.[a,b]	29,200	177,281
Miura Co. Ltd.	19,100	329,527
Mixi Inc.	8,400	308,950
Mizuho Financial Group Inc.	3,768,600	6,351,231
MonotaRO Co. Ltd.[a]	12,500	304,753
Mori Hills REIT Investment Corp.	255	358,653
MORI TRUST Sogo REIT Inc.	179	287,701
Morinaga & Co. Ltd./Japan	7,400	343,998
Morinaga Milk Industry Co. Ltd.	44,000	354,228
MOS Food Services Inc.	10,400	349,355
MS&AD Insurance Group Holdings Inc.	82,600	2,453,987
Murata Manufacturing Co. Ltd.	31,000	4,327,640
Musashi Seimitsu Industry Co. Ltd.	9,400	229,532

Security	Shares	Value
Musashino Bank Ltd. (The)	8,800	$243,019
Nabtesco Corp.	20,300	606,576
Nachi-Fujikoshi Corp.	56,000	212,628
Nagase & Co. Ltd.	23,000	294,381
Nagoya Railroad Co. Ltd.	160,000	843,508
Nankai Electric Railway Co. Ltd.	100,000	453,918
Nanto Bank Ltd. (The)	5,200	197,688
NEC Corp.	411,000	1,099,025
NEC Networks & System Integration Corp.	10,800	191,982
NET One Systems Co. Ltd.	44,300	321,653
Nexon Co. Ltd.	31,500	536,566
NGK Insulators Ltd.	42,300	776,080
NGK Spark Plug Co. Ltd.	32,200	636,125
NH Foods Ltd.	29,000	693,781
NHK Spring Co. Ltd.	43,500	409,811
Nichi-Iko Pharmaceutical Co. Ltd.	11,800	211,779
Nichias Corp.	31,000	275,824
NichiiGakkan Co. Ltd.[a]	25,800	214,826
Nichirei Corp.	23,100	505,371
Nidec Corp.	38,600	3,735,662
Nifco Inc./Japan	8,400	483,609
Nihon Kohden Corp.	14,200	346,335
Nihon M&A Center Inc.	13,800	448,466
Nikkon Holdings Co. Ltd.	13,200	283,633
Nikon Corp.	54,600	824,573
Nintendo Co. Ltd.	18,300	4,430,242
Nippon Accommodations Fund Inc.	91	411,767
Nippon Building Fund Inc.	230	1,363,563
Nippon Electric Glass Co. Ltd.	68,000	369,491
Nippon Express Co. Ltd.	137,000	676,624
Nippon Flour Mills Co. Ltd.	16,100	238,087
Nippon Kayaku Co. Ltd.	27,000	311,148
Nippon Light Metal Holdings Co. Ltd.	128,800	292,936
Nippon Paint Holdings Co. Ltd.	27,100	923,234
Nippon Paper Industries Co. Ltd.	17,900	335,226
Nippon Prologis REIT Inc.	272	614,223
Nippon Sheet Glass Co. Ltd.[a,b]	24,700	200,966
Nippon Shinyaku Co. Ltd.	9,700	491,992
Nippon Shokubai Co. Ltd.	5,000	345,435
Nippon Soda Co. Ltd.	31,000	137,470
Nippon Steel & Sumitomo Metal Corp.	129,200	2,555,476
Nippon Suisan Kaisha Ltd.	54,300	260,946

96

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Nippon Telegraph & Telephone Corp.	110,400	$4,895,694
Nippon Yusen KK	275,000	562,640
Nipro Corp.	26,800	331,031
Nishi-Nippon Financial Holdings Inc.[b]	21,400	212,605
Nishi-Nippon Railroad Co. Ltd.	66,000	312,775
Nishimatsu Construction Co. Ltd.	56,000	261,655
Nishimatsuya Chain Co. Ltd.	16,200	228,004
Nissan Chemical Industries Ltd.	21,200	719,208
Nissan Motor Co. Ltd.	384,200	3,906,530
Nissan Shatai Co. Ltd.	17,500	180,687
Nissha Printing Co. Ltd.[a]	7,400	179,076
Nisshin OilliO Group Ltd. (The)	54,000	245,630
Nisshin Seifun Group Inc.	34,800	512,636
Nisshin Steel Co. Ltd.	16,700	221,692
Nisshinbo Holdings Inc.	26,000	259,047
Nissin Foods Holdings Co. Ltd.	10,500	607,508
Nissin Kogyo Co. Ltd.	15,300	226,257
Nitori Holdings Co. Ltd.	13,700	1,638,759
Nitto Boseki Co. Ltd.	42,000	136,689
Nitto Denko Corp.	26,700	1,861,390
Nitto Kogyo Corp.	16,100	236,249
NOF Corp.	33,000	358,938
NOK Corp.	17,600	394,759
Nomura Holdings Inc.	586,800	2,940,003
Nomura Real Estate Holdings Inc.	18,900	319,601
Nomura Real Estate Master Fund Inc.	656	1,061,236
Nomura Research Institute Ltd.	21,400	742,285
Noritz Corp.	8,100	167,881
North Pacific Bank Ltd.	66,500	248,066
NSK Ltd.	73,100	811,102
NTN Corp.	79,000	299,205
NTT Data Corp.	21,300	1,098,596
NTT DOCOMO Inc.	223,200	5,608,408
NTT Urban Development Corp.	19,600	179,801
Obayashi Corp.	107,200	1,033,388
Obic Co. Ltd.	11,700	607,908
Odakyu Electric Railway Co. Ltd.	49,200	1,004,273
Ogaki Kyoritsu Bank Ltd. (The)	68,000	243,308
Oiles Corp.	12,300	222,977
Oita Bank Ltd. (The)	99,000	374,954
Oji Holdings Corp.	139,000	588,619
Okasan Securities Group Inc.	50,000	265,975
Oki Electric Industry Co. Ltd.	14,900	194,394
Okinawa Electric Power Co. Inc. (The)	11,600	268,350

Security	Shares	Value
OKUMA Corp.	25,000	$209,354
Okumura Corp.	42,000	242,204
Olympus Corp.	48,000	1,712,899
Omron Corp.	31,500	1,208,022
Ono Pharmaceutical Co. Ltd.	69,200	1,756,258
Oracle Corp. Japan	7,700	419,127
Orient Corp.[a,b]	82,200	153,316
Oriental Land Co. Ltd./Japan	35,400	2,067,372
ORIX Corp.	210,100	3,329,891
Orix JREIT Inc.	399	682,308
Osaka Gas Co. Ltd.	305,000	1,267,483
OSG Corp.[a]	17,700	377,126
Otsuka Corp.	10,300	490,079
Otsuka Holdings Co. Ltd.	63,100	2,760,344
Pacific Metals Co. Ltd.[a,b]	67,000	201,475
Panasonic Corp.	357,100	3,727,827
Paramount Bed Holdings Co. Ltd.	5,400	205,548
Park24 Co. Ltd.	19,100	589,804
Penta-Ocean Construction Co. Ltd.	59,000	351,468
PeptiDream Inc.[a,b]	6,500	335,252
Pigeon Corp.	19,200	540,819
Pilot Corp.	5,600	250,464
Pioneer Corp.[b]	76,200	187,083
Pola Orbis Holdings Inc.	4,400	365,951
Premier Investment Corp.	272	349,690
Press Kogyo Co. Ltd.	74,400	361,787
Rakuten Inc.	153,600	1,772,280
Recruit Holdings Co. Ltd.	59,600	2,393,415
Relia Inc.	16,200	155,240
Relo Group Inc.	2,200	363,230
Rengo Co. Ltd.	38,000	238,302
Resona Holdings Inc.	356,300	1,580,014
Resorttrust Inc.	15,600	311,896
Ricoh Co. Ltd.	101,300	825,168
Ricoh Leasing Co. Ltd.	7,500	216,610
Rinnai Corp.	5,800	557,453
Rohm Co. Ltd.	15,200	799,886
Rohto Pharmaceutical Co. Ltd.	20,000	350,954
Royal Holdings Co. Ltd.	17,700	305,710
Ryohin Keikaku Co. Ltd.	4,000	854,166
Ryosan Co. Ltd.	7,500	230,885
Saizeriya Co. Ltd.	7,900	208,166
San-in Godo Bank Ltd. (The)	28,600	205,753
Sangetsu Corp.	14,000	270,448

97

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Sankyo Co. Ltd.	6,300	$221,820
Sankyo Tateyama Inc.	15,700	247,112
Sankyu Inc.	54,000	318,085
Sanrio Co. Ltd.	11,400	213,604
Santen Pharmaceutical Co. Ltd.	61,600	899,219
Sanwa Holdings Corp.	39,500	393,929
Sapporo Holdings Ltd.	13,900	392,721
Sawai Pharmaceutical Co. Ltd.	6,400	413,532
SBI Holdings Inc./Japan	38,500	457,963
SCREEN Holdings Co. Ltd.	7,600	519,998
SCSK Corp.	9,300	346,919
Secom Co. Ltd.	33,100	2,388,517
Sega Sammy Holdings Inc.	31,300	461,972
Seibu Holdings Inc.	27,500	475,234
Seiko Epson Corp.	44,400	901,225
Seino Holdings Co. Ltd.	25,200	279,374
Sekisui Chemical Co. Ltd.	66,500	1,047,319
Sekisui House Ltd.	95,100	1,571,501
Sekisui House SI Residential Investment Corp.	265	306,143
Senshu Ikeda Holdings Inc.	60,900	277,016
Seria Co. Ltd.	4,100	323,833
Seven & I Holdings Co. Ltd.	120,600	5,030,117
Seven Bank Ltd.	110,000	338,107
Sharp Corp./Japan[a,b]	242,000	416,824
Shiga Bank Ltd. (The)	52,000	269,686
Shikoku Electric Power Co. Inc.[b]	34,900	328,127
Shimachu Co. Ltd.	10,700	287,139
Shimadzu Corp.	41,000	596,555
Shimamura Co. Ltd.	3,900	499,167
Shimano Inc.	12,000	2,050,911
Shimizu Corp.	88,000	782,148
Shin-Etsu Chemical Co. Ltd.	61,900	4,695,293
Shinko Electric Industries Co. Ltd.	35,500	228,705
Shinmaywa Industries Ltd.	35,000	270,781
Shinsei Bank Ltd.	299,000	483,704
Shionogi & Co. Ltd.	48,900	2,409,518
Ship Healthcare Holdings Inc.	11,100	324,808
Shiseido Co. Ltd.	62,000	1,597,716
Shizuoka Bank Ltd. (The)	90,000	759,671
SHO-BOND Holdings Co. Ltd.	6,100	294,305
Showa Corp.	41,700	271,823
Showa Denko KK	25,300	334,412
Showa Shell Sekiyu KK	34,000	317,400

Security	Shares	Value
SKY Perfect JSAT Holdings Inc.	39,900	$197,820
SMC Corp./Japan	9,200	2,669,344
SoftBank Group Corp.	155,000	9,737,926
Sohgo Security Services Co. Ltd.	12,000	546,986
Sojitz Corp.	206,800	543,149
Sompo Holdings Inc.	58,600	1,898,220
Sony Corp.	203,600	6,511,868
Sony Financial Holdings Inc.	30,400	426,991
Sosei Group Corp.[a,b]	2,900	435,476
Sotetsu Holdings Inc.	75,000	366,132
Square Enix Holdings Co. Ltd.	15,600	516,610
Stanley Electric Co. Ltd.	25,500	702,017
Start Today Co. Ltd.	34,400	603,641
Sugi Holdings Co. Ltd.	7,800	417,890
Sumco Corp.	33,900	355,501
Sumitomo Bakelite Co. Ltd.	43,000	233,649
Sumitomo Chemical Co. Ltd.	254,000	1,203,711
Sumitomo Corp.	180,000	2,071,751
Sumitomo Dainippon Pharma Co. Ltd.	32,500	563,187
Sumitomo Electric Industries Ltd.	121,100	1,791,406
Sumitomo Forestry Co. Ltd.	25,400	353,862
Sumitomo Heavy Industries Ltd.	93,000	490,289
Sumitomo Metal Mining Co. Ltd.	82,000	1,060,846
Sumitomo Mitsui Construction Co. Ltd.	294,600	280,344
Sumitomo Mitsui Financial Group Inc.	213,000	7,404,377
Sumitomo Mitsui Trust Holdings Inc.	53,200	1,797,212
Sumitomo Osaka Cement Co. Ltd.	77,000	318,742
Sumitomo Realty & Development Co. Ltd.	58,000	1,524,994
Sumitomo Rubber Industries Ltd.	27,100	453,364
Sumitomo Warehouse Co. Ltd. (The)	42,000	224,618
Sundrug Co. Ltd.	7,100	558,757
Suntory Beverage & Food Ltd.	22,600	988,219
Suruga Bank Ltd.	30,600	746,910
Suzuken Co. Ltd./Aichi Japan	15,700	504,235
Suzuki Motor Corp.	56,100	1,991,274
Sysmex Corp.	25,800	1,789,808
T&D Holdings Inc.	96,200	1,163,536
Tadano Ltd.	22,000	247,038
Taiheiyo Cement Corp.	201,000	575,734
Taikisha Ltd.	8,600	217,281
Taisei Corp.	173,000	1,297,274
Taisho Pharmaceutical Holdings Co. Ltd.	7,000	682,781

98

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Taiyo Holdings Co. Ltd.	7,300	$274,050
Taiyo Nippon Sanso Corp.	24,900	261,831
Taiyo Yuden Co. Ltd.	22,500	240,234
Takara Holdings Inc.	35,400	335,523
Takasago Thermal Engineering Co. Ltd.	13,200	186,158
Takashimaya Co. Ltd.	55,000	448,542
Takeda Pharmaceutical Co. Ltd.	114,200	5,107,675
Tamron Co. Ltd.	14,900	260,894
TDK Corp.	20,100	1,388,647
Teijin Ltd.	32,300	624,884
Temp Holdings Co. Ltd.	25,800	437,509
Terumo Corp.	56,100	2,170,115
THK Co. Ltd.	19,100	403,502
TIS Inc.	14,600	330,527
Toagosei Co. Ltd.	28,600	318,700
Tobu Railway Co. Ltd.	154,000	756,188
Toda Corp.	46,000	249,512
Toho Bank Ltd. (The)	68,000	258,191
Toho Co. Ltd./Tokyo	20,900	627,487
Toho Gas Co. Ltd.	73,000	675,920
Toho Holdings Co. Ltd.	12,400	260,189
Toho Zinc Co. Ltd.	58,000	202,008
Tohoku Electric Power Co. Inc.	78,500	959,913
Tokai Carbon Co. Ltd.	72,000	219,251
Tokai Rika Co. Ltd.	12,700	237,721
Tokai Tokyo Financial Holdings Inc.	43,800	222,574
Tokio Marine Holdings Inc.	109,900	4,339,107
Tokuyama Corp.[a,b]	58,000	248,370
Tokyo Century Corp.	7,800	275,006
Tokyo Dome Corp.	28,000	266,185
Tokyo Electric Power Co. Holdings Inc.[b]	248,200	963,654
Tokyo Electron Ltd.	25,900	2,338,480
Tokyo Gas Co. Ltd.	330,000	1,495,418
Tokyo Ohka Kogyo Co. Ltd.	7,800	276,862
Tokyo Seimitsu Co. Ltd.	12,700	346,490
Tokyo Tatemono Co. Ltd.	33,700	428,446
Tokyu Corp.	172,000	1,288,138
Tokyu Fudosan Holdings Corp.	83,500	471,195
TOKYU REIT Inc.	195	256,821
TOMONY Holdings Inc.	77,800	402,012
Tomy Co. Ltd.	18,900	204,135
TonenGeneral Sekiyu KK	47,000	463,358
Topcon Corp.	18,300	273,581
Toppan Forms Co. Ltd.	13,600	135,243
Toppan Printing Co. Ltd.	74,000	695,742

Security	Shares	Value
Toray Industries Inc.	235,000	$2,188,876
Toshiba Corp.[b]	659,000	2,389,294
Toshiba Machine Co. Ltd.	61,000	220,583
Tosoh Corp.	95,000	621,069
TOTO Ltd.	23,200	927,249
Toyo Ink SC Holdings Co. Ltd.	42,000	195,442
Toyo Seikan Group Holdings Ltd.	26,900	496,608
Toyo Suisan Kaisha Ltd.	16,000	647,857
Toyo Tire & Rubber Co. Ltd.	17,600	271,156
Toyobo Co. Ltd.	186,000	304,439
Toyoda Gosei Co. Ltd.	15,200	347,292
Toyota Boshoku Corp.	11,500	289,128
Toyota Industries Corp.	26,300	1,205,067
Toyota Motor Corp.	427,400	24,724,410
Toyota Tsusho Corp.	31,900	753,749
Trend Micro Inc./Japan	19,200	676,024
TS Tech Co. Ltd.	10,000	267,878
TSI Holdings Co. Ltd.	37,300	209,776
Tsubakimoto Chain Co.	30,000	237,807
Tsumura & Co.	11,900	338,140
Tsuruha Holdings Inc.	6,700	772,746
UACJ Corp.	49,000	159,937
Ube Industries Ltd.	188,000	388,219
ULVAC Inc.	7,800	246,429
Unicharm Corp.	66,600	1,583,481
Unipres Corp.	10,500	201,937
United Arrows Ltd.	7,500	204,549
United Urban Investment Corp.	478	804,665
Universal Entertainment Corp.[b]	3,700	110,734
Ushio Inc.	23,700	285,749
USS Co. Ltd.	38,000	642,946
Valor Holdings Co. Ltd.	8,900	252,301
Wacom Co. Ltd.	64,800	195,476
WATAMI Co. Ltd.	18,200	197,094
West Japan Railway Co.	27,000	1,662,882
Xebio Holdings Co. Ltd.	14,500	225,051
Yahoo Japan Corp.	238,300	913,878
Yakult Honsha Co. Ltd.	14,700	685,445
Yamada Denki Co. Ltd.	102,900	531,710
Yamagata Bank Ltd. (The)	51,000	220,336
Yamaguchi Financial Group Inc.	36,000	396,707
Yamaha Corp.	27,500	982,657
Yamaha Motor Co. Ltd.	46,900	1,042,123
Yamanashi Chuo Bank Ltd. (The)	41,000	200,542
Yamato Holdings Co. Ltd.	56,900	1,296,812
Yamato Kogyo Co. Ltd.	8,200	230,741

99

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Yamazaki Baking Co. Ltd.	24,800	$556,015
Yaskawa Electric Corp.	43,300	691,003
Yokogawa Electric Corp.	38,700	543,940
Yokohama Rubber Co. Ltd. (The)	18,200	315,904
Yoshinoya Holdings Co. Ltd.	23,100	347,758
Zenkoku Hosho Co. Ltd.	9,800	421,525
Zenrin Co. Ltd.	8,300	144,935
Zensho Holdings Co. Ltd.	20,200	377,146
Zeon Corp.	31,000	283,494
Zojirushi Corp.	10,200	140,743

		584,754,031
MALAYSIA — 0.64%
Alliance Financial Group Bhd	287,700	273,641
AMMB Holdings Bhd	337,300	337,702
Astro Malaysia Holdings Bhd	393,800	267,540
Axiata Group Bhd	511,000	599,313
Berjaya Corp. Bhd	1,650,700	127,885
British American Tobacco Malaysia Bhd	29,100	343,512
Bursa Malaysia Bhd	189,600	390,951
Capitaland Malaysia Mall Trust	710,300	270,913
Carlsberg Brewery Malaysia Bhd	57,800	200,888
CIMB Group Holdings Bhd	547,700	656,718
Dialog Group Bhd	977,078	361,018
DiGi.Com Bhd[a]	609,200	730,459
Gamuda Bhd	321,100	375,829
Genting Bhd	387,900	724,943
Genting Malaysia Bhd	557,600	632,700
Genting Plantations Bhd	80,300	210,560
Hong Leong Bank Bhd	122,500	388,963
Hong Leong Financial Group Bhd	56,200	210,599
IHH Healthcare Bhd	597,300	911,256
IJM Corp. Bhd	582,600	458,303
IOI Corp. Bhd	404,300	433,695
IOI Properties Group Bhd	369,073	215,549
KPJ Healthcare Bhd	261,800	262,112
Kuala Lumpur Kepong Bhd	58,500	334,126
Lafarge Malaysia Bhd	92,600	178,799
Malayan Banking Bhd[a]	548,800	1,033,497
Malaysia Airports Holdings Bhd	139,000	219,683
Malaysian Resources Corp. Bhd	286,500	92,199
Maxis Bhd[a]	334,900	475,805
Media Prima Bhd	713,600	204,129
MISC Bhd	174,900	313,528

Security	Shares	Value
Parkson Holdings Bhd[b]	629,201	$113,241
Pavilion REIT	561,300	235,492
Petronas Chemicals Group Bhd	420,000	700,834
Petronas Dagangan Bhd	42,800	238,333
Petronas Gas Bhd	139,100	729,488
PPB Group Bhd	73,000	280,515
Public Bank Bhd	428,960	2,030,786
RHB Bank Bhd	157,898	181,799
RHB Bank Bhd New	87,100	—
Sapurakencana Petroleum Bhd[b]	684,500	264,336
Sime Darby Bhd	395,500	772,144
Sunway REIT[a]	633,600	277,908
Telekom Malaysia Bhd	164,900	257,079
Tenaga Nasional Bhd	544,300	1,860,611
UMW Holdings Bhd	102,500	145,626
WCT Holdings Bhd	329,664	133,594
YTL Corp. Bhd	849,400	321,942
YTL Power International Bhd	614,300	224,047

		21,004,590
MEXICO — 0.87%
Alfa SAB de CV	413,200	629,659
Alsea SAB de CV	109,500	410,694
America Movil SAB de CV	5,057,500	3,366,737
Arca Continental SAB de CV	81,800	511,568
Bolsa Mexicana de Valores SAB de CV	129,300	208,173
Cemex SAB de CV CPO[b]	2,275,788	1,979,630
Coca-Cola Femsa SAB de CV Series L	79,900	603,174
Controladora Vuela Cia. de Aviacion SAB de CV Class Ab	149,100	286,190
Corp Inmobiliaria Vesta SAB de CV	118,100	179,591
El Puerto de Liverpool SAB de CV Series C1	30,685	323,239
Fibra Uno Administracion SA de CV	387,800	743,743
Fomento Economico Mexicano SAB de CV	291,400	2,809,029
Genomma Lab Internacional SAB de CV Series Bb	163,900	197,037
Gentera SAB de CV	222,500	441,274
Gruma SAB de CV Series B	38,625	538,583
Grupo Aeroportuario del Pacifico SAB de CV Series B	67,900	659,559
Grupo Aeroportuario del Sureste SAB de CV Series B	37,650	601,820
Grupo Bimbo SAB de CV	311,100	842,116
Grupo Carso SAB de CV Series A1	100,800	442,164

100

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Grupo Comercial Chedraui SA de CV	87,600	$196,369
Grupo Financiero Banorte SAB de CV	407,600	2,412,333
Grupo Financiero Inbursa SAB de CV Series O	404,000	658,816
Grupo Financiero Santander Mexico SAB de CV Series B	301,900	549,143
Grupo Herdez SAB de CV	79,500	193,767
Grupo Lala SAB de CV	134,200	251,097
Grupo Mexico SAB de CV Series B	614,500	1,521,588
Grupo Televisa SAB	394,400	1,950,243
Industrias CH SAB de CV Series Ba,b	41,200	196,016
Industrias Penoles SAB de CV	24,880	606,393
Kimberly-Clark de Mexico SAB de CV Series A	256,200	555,242
La Comer SAB de CVb	99,500	91,154
Macquarie Mexico Real Estate Management SA de CV	201,300	254,843
Mexichem SAB de CV	162,100	389,574
Minera Frisco SAB de CV Series A1[b]	132,900	103,946
OHL Mexico SAB de CVb	130,600	154,574
Promotora y Operadora de Infraestructura SAB de CV	45,390	509,951
Telesites SAB de CVb	334,455	194,191
TV Azteca SAB de CV CPO	687,200	131,539
Wal-Mart de Mexico SAB de CV	842,000	1,790,327

		28,485,086
NETHERLANDS — 2.15%
Aalberts Industries NV	17,096	539,262
ABN AMRO Group NVc	37,717	869,287
Aegon NV	287,692	1,238,766
AerCap Holdings NVb	26,881	1,105,078
Akzo Nobel NV	38,131	2,461,138
Altice NV Class Aa,b	72,459	1,334,417
Altice NV Class Bb	7,296	135,604
Arcadis NV	13,102	172,349
ASM International NV	8,852	377,080
ASML Holding NV	59,698	6,315,053
BE Semiconductor Industries NV	8,685	282,426
BinckBank NV	49,220	291,681
Boskalis Westminster	13,605	438,391
Brunel International NV	8,973	146,215
Corbion NV	15,039	346,531
Delta Lloyd NV	75,194	454,177

Security	Shares	Value
Eurocommercial Properties NV	9,342	$397,134
Euronext NVc	12,527	500,604
Flow Traders[c]	6,199	190,983
Gemalto NVa	13,404	727,841
Heineken Holding NV	15,269	1,173,493
Heineken NV	35,313	2,905,195
IMCD Group NV	10,665	460,683
ING Groep NV	610,781	8,031,112
InterXion Holding NVb	16,180	602,381
Koninklijke Ahold Delhaize NV	205,107	4,675,514
Koninklijke BAM Groep NVa	48,352	224,788
Koninklijke DSM NV	28,868	1,853,771
Koninklijke KPN NV	545,751	1,777,408
Koninklijke Philips NV	145,943	4,393,127
Koninklijke Vopak NV	11,582	584,088
NN Group NV	50,899	1,531,586
NSI NV	76,848	300,740
NXP Semiconductors NVb	47,974	4,797,400
OCI NVb	18,135	251,477
PostNL NVb	73,762	347,042
Randstad Holding NV	18,785	966,079
RELX NV	156,838	2,643,360
SBM Offshore NV	30,181	432,910
TKH Group NV	10,158	390,623
TomTom NVa,b	23,356	188,591
Unilever NV CVA	257,158	10,762,816
VastNed Retail NV	7,444	285,686
Wereldhave NV	8,144	364,195
Wolters Kluwer NV	49,619	1,917,603

		70,185,685
NEW ZEALAND — 0.23%
a2 Milk Co. Ltd.[b]	126,916	168,880
Air New Zealand Ltd.	147,771	204,031
Auckland International Airport Ltd.	155,699	734,041
Chorus Ltd.	88,277	230,826
Contact Energy Ltd.	110,905	376,872
Fisher & Paykel Healthcare Corp. Ltd.	104,593	662,957
Fletcher Building Ltd.	116,269	862,565
Freightways Ltd.	49,645	226,948
Infratil Ltd.	97,641	208,160
Kiwi Property Group Ltd.	235,937	247,276
Mercury NZ Ltd.	124,452	271,551

101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Meridian Energy Ltd.	207,175	$380,907
Precinct Properties New Zealand Ltd.	168,681	150,240
Ryman Healthcare Ltd.	67,878	431,212
Sky Network Television Ltd.	66,126	218,556
SKYCITY Entertainment Group Ltd.	115,544	322,375
Spark New Zealand Ltd.	308,981	809,025
Trade Me Group Ltd.	81,897	284,743
Xero Ltd.[a,b]	16,320	207,354
Z Energy Ltd.	64,531	361,014

		7,359,533
NORWAY — 0.56%
Aker ASA Class A	8,157	301,509
Aker BP ASA[a,b]	21,532	346,017
Aker Solutions ASA[b]	34,497	158,993
Atea ASA	28,026	251,341
Austevoll Seafood ASA	26,461	238,909
Avance Gas Holding Ltd.[a,c]	40,256	98,549
Bakkafrost P/F	8,037	337,592
Borregaard ASA	28,450	279,278
DNB ASA	155,583	2,253,200
DNO ASA[b]	173,689	149,031
Gjensidige Forsikring ASA	36,413	653,554
Leroy Seafood Group ASA	6,817	360,948
Marine Harvest ASA	65,420	1,188,453
Norsk Hydro ASA	209,001	935,907
Norwegian Air Shuttle ASA[a,b]	7,141	241,107
Norwegian Property ASA	169,494	221,844
Opera Software ASA[b]	26,125	184,426
Orkla ASA	132,666	1,254,880
Salmar ASA	11,751	381,947
Schibsted ASA	14,276	342,737
Schibsted ASA Class B	14,306	322,479
Seadrill Ltd.[a,b]	64,002	137,522
SpareBank 1 SMN	38,752	285,305
Statoil ASA	176,651	2,898,708
Storebrand ASA[b]	82,511	425,182
Subsea 7 SAa,b	46,429	521,601
Tanker Investments Ltd.[b]	4,563	24,829
Telenor ASA	119,790	1,909,044
TGS Nopec Geophysical Co. ASA	19,595	397,768
Thin Film Electronics ASA[a,b]	183,155	92,338
Yara International ASA	26,798	948,320

		18,143,318

Security	Shares	Value
PERU — 0.08%
Cia. de Minas Buenaventura SA ADR[b]	35,388	$470,306
Credicorp Ltd.	11,429	1,699,264
Southern Copper Corp.	12,102	343,576

		2,513,146
PHILIPPINES — 0.29%
Aboitiz Equity Ventures Inc.	354,850	571,600
Aboitiz Power Corp.	283,200	268,740
Alliance Global Group Inc.	325,500	95,857
Ayala Corp.	44,020	759,083
Ayala Land Inc.	1,248,300	934,501
Bank of the Philippine Islands	154,887	323,384
BDO Unibank Inc.	278,040	647,693
Belle Corp.	1,199,000	72,303
DMCI Holdings Inc.	771,200	199,081
Energy Development Corp.	1,780,400	216,931
First Gen Corp.	238,200	112,896
First Philippine Holdings Corp.	66,600	95,384
Globe Telecom Inc.	5,990	220,191
GT Capital Holdings Inc.	14,580	394,742
International Container Terminal Services Inc.	100,640	161,697
JG Summit Holdings Inc.	492,022	772,238
Jollibee Foods Corp.	87,150	428,348
Manila Water Co. Inc.	345,900	216,087
Metro Pacific Investments Corp.	2,498,100	371,445
Metropolitan Bank & Trust Co.	121,837	204,561
PLDT Inc.	15,610	493,227
SM Investments Corp.	41,940	582,037
SM Prime Holdings Inc.	1,516,700	842,568
Universal Robina Corp.	140,390	527,667

		9,512,261
POLAND — 0.25%
Alior Bank SAb	19,252	230,632
Asseco Poland SA	21,168	281,552
Bank Handlowy w Warszawie SA	9,669	190,906
Bank Millennium SAb	135,822	199,117
Bank Pekao SA	26,708	821,424
Bank Zachodni WBK SA	6,415	516,675
Cyfrowy Polsat SAb	42,970	264,424
Enea SAb	65,996	168,350
Eurocash SA	16,075	162,390
Globe Trade Centre SAa,b	71,401	145,674
Grupa Azoty SA	8,627	136,994

102

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Grupa Lotos SAb	22,331	$192,964
KGHM Polska Miedz SA	21,590	389,907
LPP SA	235	351,080
mBank SAb	2,637	237,044
Netia SA	109,284	129,113
Orange Polska SA	137,449	195,565
PGE Polska Grupa Energetyczna SA	150,474	392,639
Polski Koncern Naftowy ORLEN SA	52,211	1,032,055
Polskie Gornictwo Naftowe i Gazownictwo SA	319,800	407,891
Powszechna Kasa Oszczednosci Bank Polski SA	142,834	997,263
Powszechny Zaklad Ubezpieczen SA	96,261	666,222
Tauron Polska Energia SAb	221,174	148,916

		8,258,797
PORTUGAL — 0.12%
Banco BPI SA Registered[a,b,d]	129,685	160,642
CTT-Correios de Portugal SA	50,197	331,751
EDP — Energias de Portugal SA	372,982	1,231,086
Galp Energia SGPS SA	37,651	509,722
Jeronimo Martins SGPS SA	49,408	848,704
NOS SGPS SA	71,065	471,460
Sonae SGPS SA	284,724	226,283

		3,779,648
QATAR — 0.19%
Barwa Real Estate Co.	17,765	155,866
Commercial Bank QSC (The)	32,826	321,810
Doha Bank QSC	12,370	123,647
Ezdan Holding Group QSC	142,773	615,545
Industries Qatar QSC	27,199	761,845
Masraf Al Rayan QSC	75,292	715,383
Ooredoo QSC	14,925	397,557
Qatar Electricity & Water Co. QSC	6,435	371,092
Qatar Gas Transport Co. Ltd.	45,371	281,704
Qatar Insurance Co. SAQ	23,621	568,220
Qatar Islamic Bank SAQ	12,331	346,746
Qatar National Bank SAQ	31,415	1,380,291
Vodafone Qatar QSC[b]	91,902	265,242

		6,304,948
RUSSIA — 0.52%
Gazprom PJSC ADR	863,010	3,728,203
Gazprom PJSC SP ADR	17,981	77,444
LSR Group PJSC GDR[d]	138,004	390,551
Lukoil PJSC ADR	67,148	3,264,064

Security	Shares	Value
Magnit PJSC GDR[d]	1,174	$46,580
Magnit PJSC GDR[d]	43,282	1,717,863
Mechel PJSC[b]	74,218	366,637
MegaFon PJSC GDR[d]	41,887	399,183
MegaFon PJSC GDR[d]	4,665	44,347
Mobile TeleSystems PJSC ADR	103,230	795,903
Novatek OJSC GDR[d]	363	39,200
Novatek OJSC GDR[d]	16,578	1,772,188
PhosAgro PJSC GDR[d]	2,388	29,557
PhosAgro PJSC GDR[d]	35,657	442,147
Sberbank of Russia PJSC ADR	347,956	3,302,103
Sberbank of Russia SP ADR	12,740	120,565
Sistema PJSC FC GDR[d]	64,652	482,950
Sistema PJSC FC GDR[d]	3,886	28,626

		17,048,111
SINGAPORE — 1.03%
AIMS AMP Capital Industrial REIT	328,425	325,617
ARA Asset Management Ltd.	260,148	261,662
Ascendas India Trust	408,200	313,797
Ascendas REIT	371,695	632,888
Ascott Residence Trust	182,700	148,980
Cache Logistics Trust[a]	535,800	319,501
Cambridge Industrial Trust	846,700	343,692
CapitaLand Commercial Trust	391,100	442,548
CapitaLand Ltd.	357,000	792,535
CapitaLand Mall Trust	402,100	597,993
CapitaLand Retail China Trust	222,240	238,702
CDL Hospitality Trusts[a]	215,000	206,983
City Developments Ltd.[a]	66,200	403,792
ComfortDelGro Corp. Ltd.	327,400	597,454
DBS Group Holdings Ltd.	267,500	2,882,750
First REIT	261,800	251,098
First Resources Ltd.[a]	129,200	168,937
Frasers Centrepoint Trust	193,400	289,009
Frasers Commercial Trust	306,700	300,773
Genting Singapore PLC	962,900	515,382
Global Logistic Properties Ltd.	406,100	517,873
Golden Agri-Resources Ltd.	1,118,300	309,322
Hutchison Port Holdings Trust	823,300	366,369
Hyflux Ltd.[a]	737,400	246,347
Indofood Agri Resources Ltd.	299,500	103,283
Jardine Cycle & Carriage Ltd.	18,322	555,755

103

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Jardine Matheson Holdings Ltd.[a]	41,500	$2,527,765
Kenon Holdings Ltd./Singapore[a,b]	13,956	135,792
Keppel Corp. Ltd.	224,400	851,234
Keppel REIT	315,360	246,959
Lippo Malls Indonesia Retail Trust	897,900	251,585
M1 Ltd./Singapore[a]	116,700	171,038
Mapletree Commercial Trust	370,536	407,299
Mapletree Industrial Trust	301,600	372,693
Mapletree Logistics Trust	342,200	254,456
Midas Holdings Ltd.[a]	1,247,300	192,664
Noble Group Ltd.[a,b]	1,801,200	214,814
OUE Hospitality Trust[a]	308,366	150,649
Oversea-Chinese Banking Corp. Ltd.	451,650	2,751,629
Parkway Life REIT[a]	165,300	304,022
Perennial Real Estate Holdings Ltd.[a]	217,872	131,484
Sabana Shari’ah Compliant Industrial REIT	889,165	332,183
SATS Ltd.	136,600	474,994
SembCorp Industries Ltd.	169,700	308,457
Sembcorp Marine Ltd.[a]	196,000	182,355
Singapore Airlines Ltd.[a]	85,000	618,615
Singapore Exchange Ltd.	127,600	649,963
Singapore Post Ltd.[a]	285,000	327,610
Singapore Press Holdings Ltd.[a]	41,000	109,577
Singapore Technologies Engineering Ltd.	246,500	554,311
Singapore Telecommunications Ltd.	1,214,000	3,384,094
Starhill Global REIT	435,900	255,233
StarHub Ltd.	104,700	254,247
Suntec REIT	382,800	462,033
United Engineers Ltd.	127,900	237,992
United Overseas Bank Ltd.	194,200	2,620,214
UOL Group Ltd.	49,900	203,271
Venture Corp. Ltd.	53,100	362,418
Wilmar International Ltd.	286,900	682,261
Wing Tai Holdings Ltd.[a]	133,500	162,571
Yangzijiang Shipbuilding Holdings Ltd.	371,500	198,842

		33,478,366
SOUTH AFRICA — 1.59%
Adcock Ingram Holdings Ltd.	43,401	150,813
Aeci Ltd.	31,177	235,403
African Rainbow Minerals Ltd.	23,726	171,577
Anglo American Platinum Ltd.[b]	8,981	211,614
AngloGold Ashanti Ltd.[b]	69,979	937,638

Security	Shares	Value
Aspen Pharmacare Holdings Ltd.	60,143	$1,310,277
AVI Ltd.	59,375	417,309
Barclays Africa Group Ltd.	68,347	792,638
Barloworld Ltd.	42,259	273,755
Bid Corp. Ltd.	53,307	940,014
Bidvest Group Ltd. (The)	54,241	673,502
Brait SEb	54,832	364,354
Capitec Bank Holdings Ltd.	7,448	378,408
Clicks Group Ltd.	51,689	481,140
Coronation Fund Managers Ltd.	51,772	278,511
Discovery Ltd.	61,852	528,626
Emira Property Fund Ltd.	192,231	199,609
FirstRand Ltd.	542,375	1,943,821
Fortress Income Fund Ltd.	152,166	361,835
Foschini Group Ltd. (The)	35,402	364,457
Gold Fields Ltd.	142,976	581,236
Grindrod Ltd.	130,743	107,736
Growthpoint Properties Ltd.	312,638	582,957
Harmony Gold Mining Co. Ltd.	73,883	225,279
Hyprop Investments Ltd.	43,313	384,540
Impala Platinum Holdings Ltd.[b]	102,718	412,929
Imperial Holdings Ltd.	25,671	324,293
Investec Ltd.	41,652	256,878
JSE Ltd.	24,857	289,951
Liberty Holdings Ltd.	24,576	211,355
Life Healthcare Group Holdings Ltd.	156,535	417,968
Massmart Holdings Ltd.	25,732	223,033
Metair Investments Ltd.	114,775	161,745
MMI Holdings Ltd./South Africa	189,284	317,427
Mondi Ltd.	20,244	395,646
Mr. Price Group Ltd.	39,737	453,059
MTN Group Ltd.	269,482	2,325,950
Murray & Roberts Holdings Ltd.	181,556	124,292
Nampak Ltd.	103,763	144,687
Naspers Ltd. Class N	70,511	11,818,862
Nedbank Group Ltd.	33,134	541,891
Netcare Ltd.	151,410	388,899
New Europe Property Investments PLC	40,341	497,467
Northam Platinum Ltd.[b]	57,072	208,393
Omnia Holdings Ltd.	21,699	262,979
Pick n Pay Stores Ltd.	66,237	324,197
Pioneer Foods Group Ltd.	23,626	285,229
PPC Ltd.	495,254	202,032

104

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
PSG Group Ltd.	18,222	$284,767
Rand Merchant Investment Holdings Ltd.	133,691	400,404
Redefine Properties Ltd.	635,919	546,185
Remgro Ltd.	83,827	1,392,713
Resilient REIT Ltd.	51,215	423,813
Reunert Ltd.	32,338	147,988
RMB Holdings Ltd.	113,144	499,487
Sanlam Ltd.	238,803	1,157,661
Sappi Ltd.[b]	94,082	523,356
Sasol Ltd.	89,344	2,481,156
Shoprite Holdings Ltd.	70,061	1,034,092
Sibanye Gold Ltd.	140,120	381,933
SPAR Group Ltd. (The)	30,965	438,666
Standard Bank Group Ltd.	210,993	2,238,803
Steinhoff International Holdings NV Class H	475,550	2,567,423
Sun International Ltd./South Africa	31,953	197,299
Super Group Ltd./South Africa[b]	92,063	271,768
Telkom SA SOC Ltd.	47,142	217,519
Tiger Brands Ltd.	27,069	770,922
Tongaat Hulett Ltd.	23,195	209,714
Truworths International Ltd.	73,012	386,924
Vodacom Group Ltd.	57,647	621,899
Wilson Bayly Holmes-Ovcon Ltd.	25,369	286,007
Woolworths Holdings Ltd./South Africa	160,986	932,662

		51,899,372
SOUTH KOREA — 3.27%
Amicogen Inc.	2,637	112,002
AmorePacific Corp.	5,319	1,668,797
AmorePacific Group	5,437	703,234
Asiana Airlines Inc.[b]	32,114	129,663
BGF retail Co. Ltd.	1,967	299,111
Binggrae Co. Ltd.	4,041	220,370
BNK Financial Group Inc.	39,487	320,589
Celltrion Inc.[b]	12,874	1,194,860
Chabiotech Co. Ltd.[b]	15,877	191,481
Cheil Worldwide Inc.	16,014	237,219
CJ CGV Co. Ltd.	3,528	209,044
CJ CheilJedang Corp.	1,399	427,311
CJ Corp.	2,734	416,940
CJ E&M Corp.	4,416	269,765
CJ Korea Express Corp.[b]	1,570	275,788
CJ O Shopping Co. Ltd.	974	137,982
Com2uSCorp.[b]	2,473	205,318

Security	Shares	Value
Cosmax Inc.	1,933	$195,116
Coway Co. Ltd.	9,086	711,475
Daelim Industrial Co. Ltd.	4,756	339,581
Daesang Corp.	5,908	139,148
Daewoo Engineering & Construction Co. Ltd.[b]	28,836	159,521
DGB Financial Group Inc.	35,936	301,495
Dong-A Socio Holdings Co. Ltd.	938	118,864
Dong-A ST Co. Ltd.	1,539	115,534
Dongbu Insurance Co. Ltd.	7,682	477,335
Dongkuk Steel Mill Co. Ltd.[b]	17,104	122,273
Dongwon Industries Co. Ltd.	578	155,581
Doosan Heavy Industries & Construction Co. Ltd.	9,142	209,325
Doosan Infracore Co. Ltd.[b]	27,872	168,803
E-MART Inc.	3,271	464,529
Fila Korea Ltd.	2,651	202,025
Gamevil Inc.[b]	4,370	212,342
GemVax & Kael Co. Ltd.[b]	9,732	122,474
Grand Korea Leisure Co. Ltd.	8,060	152,853
Green Cross Corp./South Korea	1,382	168,485
Green Cross Holdings Corp.	7,570	146,868
GS Engineering & Construction Corp.[b]	8,208	192,243
GS Holdings Corp.	8,945	399,466
GS Retail Co. Ltd.	5,919	252,434
Halla Holdings Corp.	2,633	156,243
Hana Financial Group Inc.	48,396	1,387,274
Hana Tour Service Inc.	2,485	140,076
Handsome Co. Ltd.	5,637	200,011
Hanjin Kal Corp.	10,225	151,018
Hankook Tire Co. Ltd.	14,168	683,481
Hanmi Pharm Co. Ltd.	939	297,066
Hanmi Science Co. Ltd.	2,335	155,293
Hanon Systems	35,590	332,806
Hansol Holdings Co. Ltd.[b]	36,166	203,231
Hanssem Co. Ltd.	2,184	338,790
Hanwha Chemical Corp.	19,015	449,513
Hanwha Corp.	7,627	248,957
Hanwha Life Insurance Co. Ltd.	48,876	266,965
Hanwha Techwin Co. Ltd.	7,144	398,328
Hotel Shilla Co. Ltd.	5,950	297,955
Huchems Fine Chemical Corp.	10,490	216,813
Hyosung Corp.	3,759	440,206
Hyundai Department Store Co. Ltd.	3,128	321,206
Hyundai Development Co. Engineering & Construction	8,751	370,919

105

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Hyundai Engineering & Construction Co. Ltd.	12,774	$462,733
Hyundai Glovis Co. Ltd.	3,305	501,130
Hyundai Greenfood Co. Ltd.	14,839	217,219
Hyundai Heavy Industries Co. Ltd.[b]	6,991	888,958
Hyundai Home Shopping Network Corp.	2,008	199,177
Hyundai Livart Furniture Co. Ltd.[a]	4,587	99,216
Hyundai Marine & Fire Insurance Co. Ltd.	9,430	291,327
Hyundai Mipo Dockyard Co. Ltd.[b]	2,616	160,721
Hyundai Mobis Co. Ltd.	11,265	2,697,496
Hyundai Motor Co.	23,775	2,908,892
Hyundai Steel Co.	12,775	551,527
Hyundai Wia Corp.	3,362	231,234
iMarketKorea Inc.	13,584	151,956
Industrial Bank of Korea	39,425	454,804
JB Financial Group Co. Ltd.	33,517	173,993
JW Pharmaceutical Corp.	3,004	129,165
Kakao Corp.	5,599	373,838
Kangwon Land Inc.	20,152	668,358
KB Financial Group Inc.	59,745	2,208,620
KB Insurance Co. Ltd.	10,976	277,697
KCC Corp.	932	329,468
KEPCO Plant Service & Engineering Co. Ltd.	4,842	232,314
Kia Motors Corp.	42,911	1,526,308
KIWOOM Securities Co. Ltd.	3,304	192,017
Kolon Industries Inc.	4,008	260,603
Kolon Life Science Inc.	1,025	134,188
Komipharm International Co. Ltd.[b]	6,213	210,403
Korea Aerospace Industries Ltd. Class A	9,123	516,644
Korea Electric Power Corp.	41,343	1,779,456
Korea Gas Corp.	5,752	232,996
Korea Investment Holdings Co. Ltd.	7,595	272,803
Korea Kolmar Co. Ltd.	3,241	230,842
Korea Zinc Co. Ltd.	1,539	611,969
Korean Air Lines Co. Ltd.[b]	8,130	227,363
Korean Reinsurance Co.	27,162	280,106
KT Corp.	6,005	169,510
KT Skylife Co. Ltd.	12,060	188,133
KT&G Corp.	18,787	1,855,303
Kumho Petrochemical Co. Ltd.	3,925	240,457
Kumho Tire Co. Inc.[b]	26,638	238,619
Kwangju Bank	25,635	226,274
LF Corp.	11,232	213,008

Security	Shares	Value
LG Chem Ltd.	7,604	$1,638,091
LG Corp.	16,397	878,424
LG Display Co. Ltd.	38,457	917,523
LG Electronics Inc.	17,116	715,005
LG Hausys Ltd.	1,915	158,489
LG Household & Health Care Ltd.	1,570	1,125,104
LG Innotek Co. Ltd.	3,154	214,998
LG International Corp.	6,944	169,011
LG Life Sciences Ltd.[b]	3,454	187,755
LG Uplus Corp.	38,186	393,791
Lotte Chemical Corp.	2,642	666,128
Lotte Chilsung Beverage Co. Ltd.	131	176,308
Lotte Confectionery Co. Ltd.	1,255	210,583
LOTTE Fine Chemical Co. Ltd.	5,688	144,157
Lotte Food Co. Ltd.	233	140,706
Lotte Shopping Co. Ltd.	1,837	366,838
LS Corp.	3,417	163,944
LS Industrial Systems Co. Ltd.	3,963	135,592
Mando Corp.	1,450	340,245
Medipost Co. Ltd.[b]	2,466	122,196
Medy-Tox Inc.	905	321,743
Meritz Fire & Marine Insurance Co. Ltd.	20,475	285,406
Mirae Asset Daewoo Co. Ltd.	32,827	222,337
Mirae Asset Securities Co. Ltd.	13,184	260,972
Namyang Dairy Products Co. Ltd.	269	158,450
NAVER Corp.	4,511	3,378,569
NCsoft Corp.	2,857	660,412
Nexen Tire Corp.	15,167	174,303
NH Investment & Securities Co. Ltd.	24,693	217,959
NHN Entertainment Corp.[b]	4,665	204,661
NongShim Co. Ltd.	801	201,606
OCI Co. Ltd.[a,b]	3,061	242,098
Orion Corp./Republic of Korea	696	434,905
Paradise Co. Ltd.	12,156	138,106
Poongsan Corp.	7,687	233,784
POSCO	11,222	2,324,329
Posco Daewoo Corp.	8,670	189,047
S-1 Corp.	3,983	321,982
S-Oil Corp.	8,578	588,484
Samsung C&T Corp.	12,501	1,764,397
Samsung Card Co. Ltd.	6,639	279,659
Samsung Electro-Mechanics Co. Ltd.	9,318	383,551

106

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Samsung Electronics Co. Ltd.	16,177	$23,171,600
Samsung Engineering Co. Ltd.[b]	23,674	195,930
Samsung Fire & Marine Insurance Co. Ltd.	5,612	1,429,668
Samsung Life Insurance Co. Ltd.	12,266	1,184,525
Samsung SDI Co. Ltd.	9,400	774,673
Samsung SDS Co. Ltd.	6,023	813,243
Samsung Securities Co. Ltd.	10,697	322,990
Schnell Biopharmaceuticals Inc.[b]	22,100	72,814
Seah Besteel Corp.	4,304	87,265
Seegene Inc.[b]	4,926	130,442
Seoul Semiconductor Co. Ltd.	12,303	147,303
SFA Engineering Corp.	3,306	167,286
Shinhan Financial Group Co. Ltd.	68,725	2,633,683
Shinsegae Inc.	1,421	230,986
SK Chemicals Co. Ltd.	3,505	183,176
SK Holdings Co. Ltd.	7,333	1,432,314
SK Hynix Inc.	93,803	3,361,086
SK Innovation Co. Ltd.	10,865	1,438,538
SK Networks Co. Ltd.	26,848	152,981
SK Telecom Co. Ltd.	3,216	628,163
SKC Co. Ltd.	5,822	137,632
SM Entertainment Co.[b]	6,316	150,690
Sung Kwang Bend Co. Ltd.	24,595	202,478
Sungwoo Hitech Co. Ltd.	23,108	155,097
TK Corp.	33,582	248,288
Tongyang Life Insurance Co. Ltd.	16,519	173,238
ViroMed Co. Ltd.[b]	2,735	218,943
Whanin Pharmaceutical Co. Ltd.	12,909	164,712
Woori Bank	51,283	560,225
YG Entertainment Inc.	7,854	201,112
Youngone Corp.	5,473	153,775
Youngone Holdings Co. Ltd.	2,829	142,408
Yuhan Corp.	1,219	223,719
Yungjin Pharmaceutical Co. Ltd.[b]	10,286	78,656

		106,641,527
SPAIN — 2.14%
Abertis Infraestructuras SA	102,920	1,525,903
Acciona SA	5,525	419,958
Acerinox SA	31,329	385,327
ACS Actividades de Construccion y Servicios SA	31,795	973,464
Aena SAc	11,453	1,679,202
Almirall SA	20,616	296,276

Security	Shares	Value
Amadeus IT Holding SA Class A	72,894	$3,435,976
Applus Services SA	33,458	320,994
Atresmedia Corp. de Medios de Comunicacion SAa	22,463	230,973
Axiare Patrimonio SOCIMI SA	22,341	317,393
Banco Bilbao Vizcaya Argentaria SA	1,066,626	7,691,233
Banco de Sabadell SA	858,862	1,147,670
Banco Popular Espanol SA	580,528	635,739
Banco Santander SA	2,309,578	11,334,690
Bankia SA	857,620	753,979
Bankinter SA	119,044	910,080
Bolsas y Mercados Espanoles SHMSF SAa	298	9,006
CaixaBank SA	545,573	1,648,844
Cellnex Telecom SAc	29,952	491,188
Construcciones y Auxiliar de Ferrocarriles SA	650	244,612
Corp Financiera Alba SA	5,185	226,897
Distribuidora Internacional de Alimentacion SA	107,739	575,991
Duro Felguera SAa	101,832	123,907
Ebro Foods SA	16,293	351,135
Enagas SA	1,356	38,871
Endesa SA	51,794	1,099,479
Euskaltel SAb,c	26,543	267,105
Faes Farma SA	110,464	405,048
Ferrovial SA	79,826	1,551,031
Fomento de Construcciones y Contratas SAb	24,130	208,436
Gamesa Corp. Tecnologica SA	38,870	897,991
Gas Natural SDG SA	56,403	1,111,376
Grifols SA	53,515	1,056,524
Grupo Catalana Occidente SA	10,688	336,372
Hispania Activos Inmobiliarios SOCIMI SA	30,465	374,700
Iberdrola SA	864,157	5,881,719
Indra Sistemas SAb	24,289	300,470
Industria de Diseno Textil SA	175,412	6,123,370
Inmobiliaria Colonial SA	55,105	388,593
International Consolidated Airlines Group SA	146,143	775,057
Liberbank SAb	138,986	137,883
Mapfre SA	202,739	601,611
Mediaset Espana Comunicacion SA	40,676	453,694
Merlin Properties SOCIMI SA	33,176	372,404
NH Hotel Group SAa,b	61,493	271,320

107

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Obrascon Huarte Lain SAa	29,798	$119,650
Prosegur Cia. de Seguridad SA	58,561	424,968
Red Electrica Corp. SA	3,720	77,500
Repsol SA	176,343	2,467,567
Talgo SAa,b,c	38,792	180,301
Tecnicas Reunidas SA	8,261	309,388
Telefonica SA	711,670	7,224,031
Viscofan SA	8,998	423,494
Zardoya Otis SA	36,843	310,578

		69,920,968
SWEDEN — 2.12%
AAK AB	5,937	392,553
AF AB Class B	20,898	383,375
Alfa Laval AB	49,395	710,688
Assa Abloy AB	164,517	2,996,192
Atlas Copco AB Class A	110,857	3,256,344
Atlas Copco AB Class B	62,102	1,625,948
Axfood AB	17,922	280,506
B&M European Value Retail SA	112,465	322,126
Betsson AB	24,650	238,262
BillerudKorsnas AB	32,236	530,269
Boliden AB	48,909	1,134,695
Bonava AB Class Bb	24,399	301,827
Castellum AB	45,428	616,348
Clas Ohlson AB Class B	15,811	223,455
Electrolux AB Class B	39,708	941,478
Elekta AB Class Ba	70,206	609,726
Fabege AB	28,509	482,234
Fastighets AB Balder Class Bb	19,916	453,003
Fingerprint Cards AB Class Ba,b	54,308	526,736
Getinge AB Class B	38,458	630,913
Hennes & Mauritz AB Class B	153,191	4,314,785
Hexagon AB Class B	44,079	1,544,951
Hexpol AB	46,469	382,456
Holmen AB Class B	9,591	328,719
Hufvudstaden AB Class A	29,766	461,263
Husqvarna AB Class B	79,677	600,128
ICA Gruppen AB	13,612	423,230
Industrivarden AB Class C	27,695	494,866
Indutrade AB	23,193	431,647
Intrum Justitia AB	14,580	450,095
Investor AB Class B	68,945	2,453,942
JM AB	15,627	450,544

Security	Shares	Value
Kinnevik AB Class B	36,543	$925,170
Kungsleden AB	46,041	290,898
L E Lundbergforetagen AB Class B	9,338	605,523
Lindab International AB	31,314	268,659
Loomis AB Class B	13,677	389,624
Lundin Petroleum ABb	33,766	608,211
Mekonomen AB	11,599	206,356
Millicom International Cellular SA SDR	10,858	477,937
Modern Times Group MTG AB Class B	11,581	312,199
NCC AB Class B	17,913	455,891
NetEnt AB	39,151	308,773
Nibe Industrier ABb	8,386	62,466
Nibe Industrier AB Class Ba	78,290	583,172
Nobia AB	28,250	246,442
Nordea Bank AB	477,966	5,030,524
Oriflame Holding AGb	9,336	343,677
Peab AB	41,574	353,228
Ratos AB Class B	50,589	208,154
Saab AB	14,161	502,302
Sandvik AB	175,872	2,002,112
Securitas AB Class B	55,267	855,210
Skandinaviska Enskilda Banken AB Class A	238,702	2,411,759
Skanska AB Class B	57,582	1,252,296
SKF AB Class B	66,222	1,123,825
SSAB AB Class Aa,b	71,770	227,764
SSAB AB Class Bb	55,159	146,618
Svenska Cellulosa AB SCA Class B	98,539	2,795,115
Svenska Handelsbanken AB Class A	243,098	3,319,811
Swedbank AB Class A	144,455	3,388,204
Swedish Match AB	32,392	1,128,505
Swedish Orphan Biovitrum ABa,b	34,527	354,206
Tele2 AB Class B	51,776	428,430
Telefonaktiebolaget LM Ericsson Class B	496,668	2,406,953
Telia Co. AB	386,709	1,547,436
Trelleborg AB Class B	42,958	750,926
Unibet Group PLC	45,453	401,552
Volvo AB Class B	249,999	2,688,012
Wallenstam AB Class B	45,054	347,338
Wihlborgs Fastigheter AB	20,308	393,937

		69,142,519
SWITZERLAND — 5.62%
ABB Ltd. Registered	305,878	6,309,952

108

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Actelion Ltd. Registered	17,196	$2,486,630
Adecco Group AG Registered	25,420	1,512,759
Allreal Holding AG Registered	3,250	478,511
Aryzta AG	14,310	629,183
Ascom Holding AG Registered[a]	24,067	412,515
Baloise Holding AG Registered	7,662	943,707
Banque Cantonale Vaudoise Registered	539	338,749
Barry Callebaut AG Registered	407	507,052
Basilea Pharmaceutica AG Registered[a,b]	3,477	234,519
BKW AGa	7,688	358,006
Bucher Industries AG Registered	1,524	338,889
Burckhardt Compression Holding AGa	893	259,168
Cembra Money Bank AG	7,545	577,186
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	153	795,247
Chocoladefabriken Lindt & Sprungli AG Registered	15	931,338
Cie. Financiere Richemont SA Class A Registered	83,505	5,374,753
Clariant AG Registered	42,564	705,454
Credit Suisse Group AG Registered	297,673	4,160,017
dorma+kaba Holding AG Class B	769	534,622
Dufry AG Registered[a,b]	7,378	898,282
EFG International AGa	27,583	148,668
Emmi AG	536	316,538
EMS-Chemie Holding AG Registered	1,421	713,805
Flughafen Zuerich AG	3,651	671,941
Forbo Holding AG Registered	339	432,620
Galenica AG Registered	653	655,047
GAM Holding AG	34,086	330,554
Gategroup Holding AG	6,489	332,029
Geberit AG Registered	6,074	2,571,730
Georg Fischer AG Registered	809	717,866
Givaudan SA Registered	1,448	2,804,045
Helvetia Holding AG Registered	1,082	563,485
Huber & Suhner AG Registered	7,505	437,140
Implenia AG Registered	5,481	367,192
Julius Baer Group Ltd.	34,517	1,400,017

Security	Shares	Value
Kudelski SA Bearer	15,732	$271,241
Kuehne + Nagel International AG Registered	7,911	1,073,573
LafargeHolcim Ltd. Registered	71,928	3,844,064
Leonteq AGa	2,636	152,072
Logitech International SA Registered	29,573	716,223
Lonza Group AG Registered	8,401	1,586,922
Meyer Burger Technology AGa,b	36,441	119,394
Mobilezone Holding AG	29,816	443,215
Mobimo Holding AG Registered	2,710	652,494
Myriad Group AGa,b	56,891	146,700
Nestle SA Registered	507,896	36,850,579
Novartis AG Registered	354,928	25,267,399
OC Oerlikon Corp. AG Registered	37,570	353,703
Panalpina Welttransport Holding AG Registered	2,522	327,715
Pargesa Holding SA Bearer	4,872	327,378
Partners Group Holding AG	2,958	1,498,592
PSP Swiss Property AG Registered	6,584	589,224
Roche Holding AG	111,511	25,653,506
Schindler Holding AG Participation Certificates	5,069	942,653
Schindler Holding AG Registered	5,331	986,523
Schmolz + Bickenbach AG Registered[a,b]	313,646	206,158
Schweiter Technologies AG Bearer	454	489,396
SGS SA Registered	846	1,716,125
Sika AG Bearer	370	1,779,472
Sonova Holding AG Registered	8,680	1,164,765
St Galler Kantonalbank AG Registered	826	310,095
Straumann Holding AG Registered	1,894	711,519
Sulzer AG Registered	3,067	302,389
Sunrise Communications Group AGc	6,066	414,664
Swatch Group AG (The) Bearer[a]	4,085	1,229,755
Swatch Group AG (The) Registered	11,715	675,843
Swiss Life Holding AG Registered	4,542	1,203,361
Swiss Prime Site AG Registered	6,390	530,185
Swiss Re AG	50,788	4,719,807
Swisscom AG Registered	3,529	1,615,510
Swissquote Group Holding SA Registered	13,514	384,689

109

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Syngenta AG Registered	14,864	$5,946,201
Tecan Group AG Registered	2,826	465,808
Temenos Group AG Registered	11,035	712,493
u-blox Holding AG	2,086	394,461
UBS Group AG	579,631	8,205,920
Valiant Holding AG Registered	4,265	404,763
Vontobel Holding AG Registered	5,888	288,476
Zurich Insurance Group AG	23,811	6,233,864

		183,158,105
TAIWAN — 3.03%
Acer Inc.	479,148	220,158
Advanced Semiconductor Engineering Inc.	1,038,000	1,220,306
Advantech Co. Ltd.	57,193	465,772
Airtac International Group	25,550	203,623
AmTRAN Technology Co. Ltd.	332,000	263,012
Asia Cement Corp.	363,329	317,190
Asustek Computer Inc.	111,000	972,558
AU Optronics Corp.	1,428,000	543,009
BES Engineering Corp.	1,893,000	322,723
Capital Securities Corp.	1,017,000	254,592
Career Technology MFG. Co. Ltd.	447,000	285,417
Catcher Technology Co. Ltd.	107,000	839,182
Cathay Financial Holding Co. Ltd.	1,326,629	1,721,475
Chailease Holding Co. Ltd.	192,988	333,903
Chang Hwa Commercial Bank Ltd.	711,947	364,349
Cheng Loong Corp.	717,000	260,149
Cheng Shin Rubber Industry Co. Ltd.	338,500	689,711
Cheng Uei Precision Industry Co. Ltd.	143,000	175,139
Chicony Electronics Co. Ltd.	104,771	268,256
Chin-Poon Industrial Co. Ltd.	97,000	185,962
China Airlines Ltd.	559,000	169,166
China Bills Finance Corp.	753,000	301,844
China Development Financial Holding Corp.	1,763,000	441,902
China Life Insurance Co. Ltd./Taiwan	679,654	627,804
China Man-Made Fiber Corp.	875,800	212,307
China Petrochemical Development Corp.[b]	618,050	176,852
China Steel Chemical Corp.	43,000	147,841
China Steel Corp.	1,840,575	1,329,798
China Synthetic Rubber Corp.	357,270	280,767

Security	Shares	Value
Chipbond Technology Corp.	132,000	$182,581
Chroma ATE Inc.	94,000	238,593
Chunghwa Telecom Co. Ltd.	593,000	2,029,438
CMC Magnetics Corp.[b]	1,753,044	206,649
Compal Electronics Inc.	652,000	388,421
Compeq Manufacturing Co. Ltd.	350,000	184,663
Coretronic Corp.	158,000	163,720
CTBC Financial Holding Co. Ltd.	2,811,980	1,514,811
CTCI Corp.	161,000	236,468
Delta Electronics Inc.	320,000	1,688,347
Dynapack International Technology Corp.	324,000	424,026
E Ink Holdings Inc.	219,000	185,984
E.Sun Financial Holding Co. Ltd.	1,238,633	704,538
Eclat Textile Co. Ltd.	32,260	366,992
Elan Microelectronics Corp.	214,000	242,430
Epistar Corp.[b]	230,000	156,698
Eternal Materials Co. Ltd.	231,394	244,171
EVA Airways Corp.	431,394	207,785
Everlight Electronics Co. Ltd.	106,000	160,054
Far Eastern Department Stores Ltd.	210,702	111,836
Far Eastern International Bank	479,893	136,558
Far Eastern New Century Corp.	355,071	275,101
Far EasTone Telecommunications Co. Ltd.	265,000	626,444
Faraday Technology Corp.	181,400	180,782
Feng Hsin Steel Co. Ltd.	154,000	204,471
Feng TAY Enterprise Co. Ltd.	63,628	266,146
Firich Enterprises Co. Ltd.	76,450	158,436
First Financial Holding Co. Ltd.	1,464,542	768,064
FLEXium Interconnect Inc.	67,770	193,061
Formosa Chemicals & Fibre Corp.	509,660	1,516,504
Formosa Petrochemical Corp.	211,000	705,395
Formosa Plastics Corp.	615,040	1,664,404
Formosa Taffeta Co. Ltd.	124,000	113,165
Foxconn Technology Co. Ltd.	165,287	479,768
Fubon Financial Holding Co. Ltd.	1,065,000	1,511,907
Giant Manufacturing Co. Ltd.	53,000	375,362
Gigabyte Technology Co. Ltd.	201,000	264,645
Gloria Material Technology Corp.	577,408	309,220
Goldsun Building Materials Co. Ltd.	750,000	173,018
Grand Pacific Petrochemical	292,000	163,315

110

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Great Wall Enterprise Co. Ltd.	270,000	$245,980
Hermes Microvision Inc.	9,000	397,845
Highwealth Construction Corp.	150,670	223,206
Hiwin Technologies Corp.	45,593	201,544
Hon Hai Precision Industry Co. Ltd.	2,457,462	6,642,526
Hotai Motor Co. Ltd.	43,000	500,753
HTC Corp.[b]	116,000	339,647
Hua Nan Financial Holdings Co. Ltd.	1,083,224	550,923
Huaku Development Co. Ltd.	108,000	190,281
Innolux Corp.	1,420,414	479,360
Inotera Memories Inc.[b]	461,000	431,674
Inventec Corp.	458,000	358,476
Kenda Rubber Industrial Co. Ltd.	111,322	170,383
Kerry TJ Logistics Co. Ltd.	138,000	181,041
King Yuan Electronics Co. Ltd.	334,000	293,702
King’s Town Bank Co. Ltd.	273,000	223,625
Kinsus Interconnect Technology Corp.	75,000	173,255
Largan Precision Co. Ltd.	17,000	2,012,041
LCY Chemical Corp.	97,000	118,647
Lite-On Technology Corp.	405,074	581,474
Makalot Industrial Co. Ltd.	48,712	192,178
MediaTek Inc.	242,970	1,847,827
Medigen Biotechnology Corp.[b]	4,000	8,885
Mega Financial Holding Co. Ltd.	1,688,941	1,156,021
Merida Industry Co. Ltd.	46,350	213,703
Micro-Star International Co. Ltd.	144,000	414,786
Microbio Co. Ltd.[b]	324,689	240,758
MIN AIK Technology Co. Ltd.	164,000	192,804
Mitac Holdings Corp.	183,894	174,235
Nan Ya Plastics Corp.	689,300	1,435,063
Nien Made Enterprise Co. Ltd.	31,000	359,534
Novatek Microelectronics Corp.	106,000	398,035
OBI Pharma Inc.[b]	22,000	230,405
Oriental Union Chemical Corp.	216,000	135,182
PChome Online Inc.	21,693	235,782
Pegatron Corp.	322,000	867,306
Pou Chen Corp.	379,000	512,819
Powertech Technology Inc.	142,000	405,425
President Chain Store Corp.	100,000	747,841

Security	Shares	Value
Prince Housing & Development Corp.	430,521	$136,424
Qisda Corp.	517,000	217,891
Quanta Computer Inc.	457,000	926,816
Radiant Opto-Electronics Corp.	117,060	197,712
Radium Life Tech Co. Ltd.[b]	1,004,686	284,620
Realtek Semiconductor Corp.	111,020	376,428
Ruentex Development Co. Ltd.[b]	179,310	206,825
Ruentex Industries Ltd.	134,616	217,126
Shin Kong Financial Holding Co. Ltd.[b]	1,675,564	363,705
Shin Zu Shing Co. Ltd.	44,000	132,596
Shinkong Synthetic Fibers Corp.	570,000	152,084
Siliconware Precision Industries Co. Ltd.	362,377	548,317
Simplo Technology Co. Ltd.	57,000	176,107
Sino-American Silicon Products Inc.	195,000	210,093
SinoPac Financial Holdings Co. Ltd.	1,440,504	415,844
Solar Applied Materials Technology Co.[b]	416,000	103,810
St. Shine Optical Co. Ltd.	9,000	189,083
Standard Foods Corp.	83,906	207,655
Synnex Technology International Corp.	276,600	295,379
Taichung Commercial Bank Co. Ltd.	508,763	144,935
TaiMed Biologics Inc.[b]	30,000	188,703
Tainan Spinning Co. Ltd.	407,816	156,368
Taishin Financial Holding Co. Ltd.	1,204,956	441,012
Taiwan Business Bank	542,487	137,180
Taiwan Cement Corp.	561,000	672,862
Taiwan Cooperative Financial Holding Co. Ltd.	1,131,271	496,494
Taiwan Fertilizer Co. Ltd.	81,000	108,573
Taiwan Hon Chuan Enterprise Co. Ltd.	184,696	302,584
Taiwan Mobile Co. Ltd.	278,000	973,429
Taiwan Secom Co. Ltd.	64,105	183,839
Taiwan Semiconductor Manufacturing Co. Ltd.	3,981,000	23,779,403
Tatung Co. Ltd.[b]	1,422,000	374,454
Teco Electric and Machinery Co. Ltd.	321,000	285,322
Tong Hsing Electronic Industries Ltd.	52,000	179,609
Transcend Information Inc.	45,000	124,344
Tripod Technology Corp.	124,000	293,521

111

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
TSRC Corp.	134,100	$138,742
TTY Biopharm Co. Ltd.	50,965	192,184
Tung Ho Steel Enterprise Corp.	273,000	174,315
Tung Thih Electronic Co. Ltd.	13,000	190,319
TXC Corp.	196,000	273,589
Uni-President Enterprises Corp.	777,292	1,504,953
Unimicron Technology Corp.	330,000	136,465
United Microelectronics Corp.	1,806,000	672,439
USI Corp.	352,000	171,775
Vanguard International Semiconductor Corp.	166,000	338,759
Walsin Lihwa Corp.	681,000	238,455
Waterland Financial Holdings Co. Ltd.	777,059	196,989
Win Semiconductors Corp.	78,953	219,415
Winbond Electronics Corp.	775,000	243,619
Wistron Corp.	445,387	335,901
Wistron NeWeb Corp.	84,500	235,366
WPG Holdings Ltd.	293,000	343,532
XPEC Entertainment Inc.	70,560	26,272
Yageo Corp.	77,073	155,331
YFY Inc.	732,000	215,720
Yuanta Financial Holding Co. Ltd.	1,499,238	560,596
Yulon Motor Co. Ltd.	123,000	107,770
Yungtay Engineering Co. Ltd.	149,000	210,345
Zhen Ding Technology Holding Ltd.	83,050	189,220

		98,676,928
THAILAND — 0.55%
Advanced Info Service PCL NVDR	181,500	796,064
Airports of Thailand PCL NVDR	84,000	914,465
Bangchak Petroleum PCL (The) NVDR	173,500	149,964
Bangkok Bank PCL Foreign	58,600	266,231
Bangkok Dusit Medical Services PCL NVDR	883,900	575,839
Banpu PCL NVDR	355,600	185,941
BEC World PCL NVDR	322,200	188,731
BTS Group Holdings PCL NVDR	1,410,900	344,687
Bumrungrad Hospital PCL NVDR	77,100	403,152
Central Pattana PCL NVDR	371,400	591,629
Charoen Pokphand Foods PCL NVDR	540,300	486,305
CP ALL PCL NVDR	888,100	1,541,598

Security	Shares	Value
Delta Electronics Thailand PCL NVDR	122,200	$274,097
Esso Thailand PCL NVDR[b]	1,346,500	388,589
Glow Energy PCL NVDR	146,600	322,543
Indorama Ventures PCL NVDR	322,300	269,370
IRPC PCL NVDR	2,343,300	320,051
Jasmine International PCL NVDR	850,400	202,896
Kasikornbank PCL Foreign	248,700	1,222,270
Kasikornbank PCL NVDR	77,500	380,884
Kiatnakin Bank PCL NVDR	159,800	267,113
Krung Thai Bank PCL NVDR	780,800	383,735
Minor International PCL NVDR	459,600	505,596
PTT Exploration & Production PCL NVDR	233,161	554,630
PTT Global Chemical PCL NVDR	376,900	646,160
PTT PCL NVDR	169,800	1,678,714
Siam Cement PCL (The) Foreign	69,500	1,000,872
Siam Cement PCL (The) NVDR	11,700	167,155
Siam Commercial Bank PCL (The) NVDR	296,300	1,214,917
Thai Airways International PCL NVDR[a,b]	207,400	165,932
Thai Oil PCL NVDR	179,100	358,226
Thanachart Capital PCL NVDR	295,700	333,742
Tisco Financial Group PCL NVDR	146,600	216,774
True Corp. PCL NVDR	1,890,945	364,708
TTW PCL NVDR	884,600	265,399

		17,948,979
TURKEY — 0.27%
Akbank TAS	391,297	1,045,042
Anadolu Efes Biracilik ve Malt Sanayii AS	40,873	249,603
Arcelik AS	51,838	342,177
BIM Birlesik Magazalar AS	38,208	621,880
Coca-Cola Icecek AS	16,800	189,889
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	415,705	424,223
Eregli Demir ve Celik Fabrikalari TAS	254,451	345,124
Ford Otomotiv Sanayi AS	20,740	211,918
Haci Omer Sabanci Holding AS	173,402	523,586
KOC Holding AS	115,495	481,144
TAV Havalimanlari Holding AS	52,245	214,612
Tupras Turkiye Petrol Rafinerileri AS	22,506	458,253

112

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Turk Hava Yollari AOa,b	163,935	$288,000
Turk Telekomunikasyon AS	109,049	201,437
Turkcell Iletisim Hizmetleri ASb	144,455	465,104
Turkiye Garanti Bankasi AS	388,696	1,055,669
Turkiye Halk Bankasi AS	124,375	377,557
Turkiye Is Bankasi Class C	278,759	451,913
Turkiye Sinai Kalkinma Bankasi AS	262,333	116,063
Turkiye Sise ve Cam Fabrikalari AS	180,608	189,558
Turkiye Vakiflar Bankasi Tao Class D	166,973	246,964
Ulker Biskuvi Sanayi AS	33,187	205,774
Yapi ve Kredi Bankasi ASb	177,673	212,298

		8,917,788
UNITED ARAB EMIRATES — 0.19%
Abu Dhabi Commercial Bank PJSC	324,940	543,174
Aldar Properties PJSC	573,306	412,057
Amlak Finance PJSC[b]	370,430	125,053
Arabtec Holding PJSC[b]	416,631	150,859
Dana Gas PJSC[b]	782,848	112,959
Deyaar Development PJSC[b]	748,730	108,851
DP World Ltd.	28,132	504,969
Dubai Financial Market PJSC	485,346	151,956
Dubai Islamic Bank PJSC	210,630	300,482
Emaar Malls PJSC	354,588	248,099
Emaar Properties PJSC	633,927	1,202,927
Emirates Telecommunications Group Co. PJSC	286,709	1,471,363
First Gulf Bank PJSC	154,204	482,793
Gulf General Investment Co.[b]	1,562,808	196,569
National Bank of Abu Dhabi PJSC	119,743	288,510

		6,300,621
UNITED KINGDOM — 12.28%
3i Group PLC	146,960	1,203,931
AA PLC	105,820	330,870
Abcam PLC	37,856	402,562
Aberdeen Asset Management PLC	140,575	549,553
Admiral Group PLC	34,698	812,095
Aggreko PLC	41,522	406,314
Aldermore Group PLC[b]	62,049	130,754
Allied Minds PLC[a,b]	39,234	162,863
Amec Foster Wheeler PLC	61,644	336,568
Amerisur Resources PLC[a,b]	416,925	151,435
Anglo American PLC[b]	227,059	3,135,316
Antofagasta PLC[a]	60,285	399,659

Security	Shares	Value
Arrow Global Group PLC	59,071	$216,179
Ashmore Group PLC	69,825	299,310
Ashtead Group PLC	82,122	1,281,358
ASOS PLC[b]	9,014	578,543
Associated British Foods PLC	54,741	1,645,435
AstraZeneca PLC	202,300	11,331,811
Auto Trader Group PLC[c]	167,973	768,428
AVEVA Group PLC	15,234	342,225
Aviva PLC	617,926	3,340,597
Babcock International Group PLC	29,955	361,698
BAE Systems PLC	492,271	3,260,499
Balfour Beatty PLC	115,419	381,880
Barclays PLC	2,666,694	6,195,723
Barratt Developments PLC	157,707	873,574
BBA Aviation PLC	164,774	520,232
Beazley PLC	106,064	471,356
Bellway PLC	20,277	585,731
Berendsen PLC	31,382	370,116
Berkeley Group Holdings PLC	20,948	603,324
BGEO Group PLC	9,197	331,918
BHP Billiton PLC	339,075	5,110,541
Big Yellow Group PLC	32,515	274,707
Bodycote PLC	39,901	288,637
Booker Group PLC	263,705	577,592
Bovis Homes Group PLC	26,847	248,290
BP PLC	2,984,646	17,625,805
Brammer PLC	78,220	99,319
Brewin Dolphin Holdings PLC	80,317	254,953
British American Tobacco PLC	297,805	17,057,829
British Land Co. PLC (The)	130,869	935,500
Britvic PLC	44,811	303,639
BT Group PLC	1,327,466	6,093,033
BTG PLC[b]	66,465	533,948
Bunzl PLC	51,167	1,373,711
Burberry Group PLC	71,616	1,289,680
Cairn Energy PLC[b]	116,988	290,518
Cape PLC	116,026	294,291
Capita PLC	104,710	749,145
Capital & Counties Properties PLC[a]	118,304	416,413
Card Factory PLC	86,699	268,543
Carillion PLC[a]	80,990	248,289
Carnival PLC	30,259	1,454,085

113

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Centamin PLC	217,944	$419,887
Centrica PLC	847,191	2,215,546
Chemring Group PLC[b]	114,340	202,417
Chesnara PLC	85,897	333,754
Cineworld Group PLC	39,557	261,035
Close Brothers Group PLC	24,974	404,612
Cobham PLC	263,713	460,091
Coca-Cola European Partners PLC	35,284	1,358,576
Coca-Cola HBC AG	28,118	606,255
Compass Group PLC	263,972	4,773,017
Crest Nicholson Holdings PLC	46,595	231,477
Croda International PLC	20,260	865,245
CYBG PLC[b]	133,596	440,716
Daily Mail & General Trust PLC Class A NVS	44,584	408,244
Dairy Crest Group PLC	38,351	285,619
DCC PLC	13,825	1,124,981
De La Rue PLC	39,502	276,588
Debenhams PLC	271,885	178,254
Derwent London PLC	13,179	389,223
Diageo PLC	400,209	10,649,366
Dialight PLC[a,b]	23,764	203,675
Dignity PLC	10,562	342,108
Diploma PLC	32,281	369,486
Direct Line Insurance Group PLC	209,538	885,410
Dixons Carphone PLC	151,175	580,840
Domino’s Pizza Group PLC	99,051	411,288
Drax Group PLC	69,925	270,542
DS Smith PLC	135,873	661,559
Dunelm Group PLC	22,588	208,625
easyJet PLC	26,061	298,133
Electrocomponents PLC	80,104	364,399
Elementis PLC	87,462	254,356
EnQuest PLC[a,b]	116,618	5,695
EnQuest PLC ADR[a,b]	270,429	89,145
Enterprise Inns PLC[b]	190,376	214,417
Entertainment One Ltd.	67,776	192,140
esure Group PLC	82,652	274,374
Experian PLC	149,794	2,876,757
Faroe Petroleum PLC[a,b]	140,667	135,675
Fenner PLC	134,909	360,716
Fevertree Drinks PLC	19,190	225,739
FirstGroup PLC[b]	240,896	322,344
Foxtons Group PLC	103,075	134,653
Fresnillo PLC	38,630	773,479

Security	Shares	Value
G4S PLC	238,675	$641,076
Galliford Try PLC	19,646	294,066
Genus PLC	16,125	369,328
GKN PLC	254,138	990,404
GlaxoSmithKline PLC	776,241	15,338,727
Glencore PLC[b]	1,968,920	6,009,635
Go-Ahead Group PLC	12,305	311,581
Grafton Group PLC	43,002	261,088
Grainger PLC	139,054	375,194
Great Portland Estates PLC	46,893	340,075
Greencore Group PLC	83,108	334,840
Greene King PLC	42,544	379,955
Greggs PLC	23,347	272,359
GVC Holdings PLC	53,827	457,722
GW Pharmaceuticals PLC[a,b]	49,550	480,940
Halfords Group PLC	54,992	227,738
Halma PLC	62,290	797,002
Hammerson PLC	94,995	639,046
Hansteen Holdings PLC	241,576	317,061
Hargreaves Lansdown PLC	37,363	529,151
Hays PLC	221,042	368,643
Helical PLC	48,384	156,245
Henderson Group PLC	174,278	493,002
Hikma Pharmaceuticals PLC	24,610	527,013
Hiscox Ltd.	48,680	606,815
Hochschild Mining PLC	51,865	168,753
Homeserve PLC	57,728	429,576
Hostelworld Group PLC[a,c]	40,035	108,511
Howden Joinery Group PLC	99,262	454,337
HSBC Holdings PLC	3,162,891	23,795,014
Hunting PLC[a]	29,783	183,083
ICAP PLC	87,117	515,320
IG Group Holdings PLC	64,887	653,965
Imagination Technologies Group PLC[a,b]	61,994	171,056
IMI PLC	47,416	575,428
Imperial Brands PLC	151,311	7,307,216
Inchcape PLC	58,804	467,019
Indivior PLC	121,996	468,283
Informa PLC	125,931	1,033,963
Inmarsat PLC	70,498	603,788
InterContinental Hotels Group PLC	30,274	1,173,528
Intermediate Capital Group PLC	50,041	369,931
International Personal Finance PLC	67,043	241,056

114

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Interserve PLC	37,222	$153,829
Intertek Group PLC	25,287	1,055,236
Intu Properties PLC[a]	97,173	326,849
Investec PLC	90,509	561,352
ITE Group PLC	155,456	272,832
ITV PLC	567,092	1,180,478
J D Wetherspoon PLC	29,281	311,018
J Sainsbury PLC[a]	234,386	717,980
Jimmy Choo PLC[b]	80,820	130,495
John Wood Group PLC	57,021	535,354
Johnson Matthey PLC	28,893	1,202,893
JRP Group PLC	97,054	143,377
Jupiter Fund Management PLC	78,339	412,895
Just Eat PLC[a,b]	88,117	604,611
KAZ Minerals PLC[b]	50,750	177,208
Kcom Group PLC	227,664	327,292
Keller Group PLC	24,675	205,005
Kier Group PLC	18,931	314,104
Kingfisher PLC	336,153	1,482,808
Ladbrokes PLC	175,905	286,923
Laird PLC	115,863	205,113
Lancashire Holdings Ltd.[a]	37,100	315,709
Land Securities Group PLC	110,177	1,343,806
Legal & General Group PLC	912,050	2,331,714
Lloyds Banking Group PLC	10,189,890	7,123,622
London Stock Exchange Group PLC	49,057	1,683,013
LondonMetric Property PLC	159,940	291,149
Lonmin PLC[b]	53,255	123,536
Lookers PLC	138,000	173,960
Majestic Wine PLC[a,b]	39,409	137,367
Man Group PLC	270,458	411,762
Marks & Spencer Group PLC	248,688	1,033,837
Marston’s PLC	155,324	253,542
Mediclinic International PLC	61,587	681,611
Meggitt PLC	112,749	599,213
Melrose Industries PLC	352,643	726,539
Merlin Entertainments PLC[c]	112,293	631,750
Micro Focus International PLC	36,076	943,007
Mitchells & Butlers PLC	45,250	153,749
Mitie Group PLC	108,717	279,535
Mondi PLC	55,291	1,077,376
Moneysupermarket.com Group PLC	111,028	355,016
Morgan Advanced Materials PLC	82,541	274,610
National Express Group PLC	71,255	319,968

Security	Shares	Value
National Grid PLC	592,596	$7,705,279
Next PLC	22,089	1,298,801
Northgate PLC	61,133	314,036
Nostrum Oil & Gas PLC[b]	22,116	94,775
Ocado Group PLC[a,b]	92,304	309,908
Old Mutual PLC	779,902	1,918,647
On the Beach Group PLC[b,c]	37,615	100,000
Oxford Instruments PLC	19,641	162,103
Pagegroup PLC	70,543	312,723
Pantheon Resources PLC[b]	65,940	78,493
Paragon Group of Companies PLC (The)	82,497	333,889
Paysafe Group PLC[a,b]	78,925	417,237
Pearson PLC	128,954	1,192,607
Pennon Group PLC	63,478	646,740
Persimmon PLC	47,977	992,262
Petra Diamonds Ltd.	99,349	184,247
Petrofac Ltd.	40,384	397,643
Phoenix Group Holdings	32,375	288,742
Playtech PLC	37,405	423,797
Polypipe Group PLC	74,120	228,043
Premier Foods PLC[b]	246,768	137,082
Premier Oil PLC[b]	134,923	108,720
Provident Financial PLC	24,171	870,556
Prudential PLC	403,733	6,577,985
QinetiQ Group PLC	122,390	343,979
Randgold Resources Ltd.	8,236	728,006
Reckitt Benckiser Group PLC	100,079	8,935,494
Redcentric PLC[a]	142,528	258,408
Redrow PLC	52,138	241,508
Regus PLC	108,424	329,481
RELX PLC	171,018	3,050,507
Renishaw PLC	8,465	266,951
Rentokil Initial PLC	325,181	906,382
Restaurant Group PLC (The)	44,931	205,985
Rightmove PLC	15,647	713,513
Rio Tinto PLC	198,165	6,869,876
Rolls-Royce Holdings PLC	294,592	2,612,983
Rolls-Royce Holdings PLC New[b]	12,617,156	15,404
Rotork PLC	144,306	359,414
Royal Bank of Scotland Group PLC[b]	546,960	1,262,778
Royal Dutch Shell PLC Class A	679,573	16,913,242
Royal Dutch Shell PLC Class B	608,124	15,702,997
Royal Mail PLC	117,563	704,745
RPC Group PLC	55,611	643,649

115

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
RPS Group PLC	108,388	$223,970
RSA Insurance Group PLC	163,616	1,103,667
Sage Group PLC (The)	174,368	1,535,972
Savills PLC	38,114	322,942
Schroder REIT Ltd.	499,747	344,730
Schroders PLC	16,918	582,270
Segro PLC	107,297	572,727
Senior PLC	110,049	234,187
Serco Group PLC[b]	186,373	312,189
Severn Trent PLC	36,133	1,026,992
Shaftesbury PLC	34,741	388,948
Shanks Group PLC	188,511	205,987
Shawbrook Group PLC[b,c]	42,634	117,013
Shire PLC	145,693	8,271,260
SIG PLC	150,048	202,429
Sirius Minerals PLC[a,b]	433,544	203,786
Sky PLC	155,530	1,553,272
Smith & Nephew PLC	138,796	2,004,665
Smiths Group PLC	58,441	1,011,752
SOCO International PLC	71,078	119,972
Sophos Group PLC[c]	67,844	191,339
Spectris PLC	18,124	453,394
Spirax-Sarco Engineering PLC	12,859	692,664
Spire Healthcare Group PLC[c]	55,237	250,873
Spirent Communications PLC	223,135	224,070
Sports Direct International PLC[a,b]	50,498	170,594
SSE PLC	148,129	2,877,334
SSP Group PLC	101,026	418,995
ST Modwen Properties PLC	77,006	256,477
St. James’s Place PLC	81,819	943,987
Stagecoach Group PLC	85,394	206,221
Standard Chartered PLC[b]	523,635	4,551,219
Standard Life PLC	305,028	1,257,996
Stobart Group Ltd.	159,845	316,639
Stock Spirits Group PLC	107,533	207,762
SuperGroup PLC	11,392	187,208
Synthomer PLC	67,177	293,127
TalkTalk Telecom Group PLC	91,789	228,165
Tate & Lyle PLC	76,715	730,558
Taylor Wimpey PLC	508,215	879,220
Ted Baker PLC	6,919	209,073
Telford Homes PLC[a]	65,775	237,300
Tesco PLC[b]	1,311,567	3,374,723
Topps Tiles PLC	132,584	148,113
Travis Perkins PLC	39,096	636,272

Security	Shares	Value
TUI AG	79,301	$1,004,009
Tullett Prebon PLC	70,586	305,933
Tullow Oil PLC[b]	152,664	493,368
UBM PLC	70,569	619,043
UDG Healthcare PLC	51,693	412,437
Ultra Electronics Holdings PLC	14,339	325,270
Unilever PLC	204,741	8,543,915
UNITE Group PLC (The)	43,503	293,979
United Utilities Group PLC	104,319	1,197,213
Vectura Group PLC[a,b]	188,932	312,323
Vesuvius PLC	49,085	218,437
Victrex PLC	16,472	352,138
Virgin Money Holdings UK PLC	44,272	177,830
Vodafone Group PLC	4,208,011	11,549,235
Weir Group PLC (The)	34,161	709,022
WH Smith PLC	22,443	403,612
Whitbread PLC	27,568	1,216,728
William Hill PLC	150,869	544,852
Wm Morrison Supermarkets PLC	338,609	936,368
Wolseley PLC	38,779	2,012,648
Workspace Group PLC	31,291	240,489
Worldpay Group PLC[c]	280,896	976,710
WPP PLC	199,394	4,328,365
WS Atkins PLC	16,894	311,863
Xaar PLC	42,650	218,700

		400,168,516

TOTAL COMMON STOCKS (Cost: $3,269,560,144)		3,192,507,399

INVESTMENT COMPANIES — 0.30%

RUSSIA — 0.30%
iShares MSCI Russia Capped ETF[b,e]	683,430	9,943,907

		9,943,907

TOTAL INVESTMENT COMPANIES (Cost: $10,108,439)		9,943,907

PREFERRED STOCKS — 1.26%

BRAZIL — 0.70%
Banco Bradesco SA	447,281	4,724,506
Braskem SA Class A	25,600	228,600
Centrais Eletricas Brasileiras SA Class B	40,400	349,018
Cia. Brasileira de Distribuicao	25,600	493,264
Cia. Energetica de Minas Gerais	122,802	378,198

116

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Security	Shares	Value
Cia. Paranaense de Energia Class B	21,100	$243,601
Gerdau SA	149,800	521,438
Itau Unibanco Holding SA	512,960	6,221,921
Itausa-Investimentos Itau SA	609,981	1,818,855
Lojas Americanas SA	108,720	710,869
Metalurgica Gerdau SA	118,500	177,796
Petroleo Brasileiro SA	625,000	3,492,348
Randon SA Implemetos e Participacoes	130,825	197,528
Suzano Papel e Celulose SA Class A	75,500	268,531
Telefonica Brasil SA	68,500	999,204
Usinas Siderurgicas de Minas Gerais SA Class A	80,500	114,679
Vale SA	296,875	1,934,561

		22,874,917
CHILE — 0.02%
Embotelladora Andina SA Class B	42,935	172,149
Sociedad Quimica y Minera de Chile SA Series B	16,195	480,332

		652,481
COLOMBIA — 0.03%
Bancolombia SA	71,953	685,403
Grupo Aval Acciones y Valores SA	566,356	234,398

		919,801
GERMANY — 0.35%
Bayerische Motoren Werke AG	7,092	537,590
Draegerwerk AG & Co. KGaA	2,484	176,938
Fuchs Petrolub SE	10,312	460,356
Henkel AG & Co. KGaA	27,080	3,470,189
Jungheinrich AG	11,755	370,403
Porsche Automobil Holding SE	24,112	1,298,452
Sartorius AG	6,253	490,579
Schaeffler AG	28,652	432,807
Volkswagen AG	29,228	4,011,376

		11,248,690
ITALY — 0.02%
Intesa Sanpaolo SpA	76,284	164,569
Telecom Italia SpA/Milano	918,247	650,252

		814,821
SOUTH KOREA — 0.14%
AmorePacific Corp.	1,550	270,920
Hyundai Motor Co.	2,817	235,355
Hyundai Motor Co. Series 2	5,698	500,458

Security	Shares	Value
LG Chem Ltd.	1,057	$166,275
LG Household & Health Care Ltd.	394	163,901
Samsung Electronics Co. Ltd.	2,848	3,277,969

		4,614,878

TOTAL PREFERRED STOCKS (Cost: $37,464,257)		41,125,588

RIGHTS — 0.01%

ITALY — 0.00%
EXOR SpA[b]	17,271	1

		1
NORWAY — 0.00%
Avance Gas Holding Ltd.[b]	9,316	3,613

		3,613
SOUTH KOREA — 0.00%
Asiana Airlines Inc.[b]	5,309	—

		—
SPAIN — 0.01%
Banco Santander SAb	2,127,123	118,919
Ferrovial SAb	79,826	34,127

		153,046
SWEDEN — 0.00%
Tele2 AB Class Bb	51,776	15,532

		15,532
UNITED KINGDOM—0.00%
Phoenix Group Holdings[b]	18,331	49,684
Shanks Group PLC[b]	68,589	26,378

		76,062

TOTAL RIGHTS (Cost: $192,789)		248,254

SHORT-TERM INVESTMENTS — 2.38%

MONEY MARKET FUNDS — 2.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[f,g,h]	74,210,626	74,218,047
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[f,g]	3,447,002	3,447,002

		77,665,049

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,658,124)		77,665,049

117

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 101.89% (Cost: $3,394,983,753)[i]	$3,321,490,197
Other Assets, Less Liabilities — (1.89)%	(61,765,972)

NET ASSETS — 100.00%	$3,259,724,225

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $3,436,645,899. Net unrealized depreciation was $115,155,702, of which $177,689,817 represented gross unrealized appreciation on securities and $292,845,519 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Russia Capped ETF	683,430	—	—	683,430	$9,943,907	$—	$—

Schedule 2 — Futures Contracts

Futures contracts outstanding as of October 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI EAFE E-Mini	132	Dec. 2016	ICE Futures U.S.	$11,137,748	$10,993,620	$(144,128)
MSCI Emerging Markets E-Mini	67	Dec. 2016	ICE Futures U.S.	3,036,645	3,026,725	(9,920)

						$(154,048)

118

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2016

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,191,910,600	$318,575	$278,224	$3,192,507,399
Investment companies	9,943,907	—	—	9,943,907
Preferred stocks	41,125,588	—	—	41,125,588
Rights	229,108	19,146	—	248,254
Money market funds	77,665,049	—	—	77,665,049

Total	$3,320,874,252	$337,721	$278,224	$3,321,490,197

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(154,048)	$—	$—	$(154,048)

Total	$(154,048)	$—	$—	$(154,048)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

119

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.13%

EXCHANGE-TRADED FUNDS — 100.13%
iShares MSCI ACWI ETF[a]	20,626	$1,195,689

		1,195,689

TOTAL INVESTMENT COMPANIES
(Cost: $1,222,626)		1,195,689

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	556	556

		556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $556)		556

TOTAL INVESTMENTS IN SECURITIES — 100.18%
(Cost: $1,223,182)[d]		1,196,245
Other Assets, Less Liabilities — (0.18)%		(2,094)

NET ASSETS — 100.00%		$1,194,151

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $ 1,224,839. Net unrealized depreciation was $28,594, of which $— represented gross unrealized appreciation on securities and $28,594 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI ACWI ETF	20,451	260	(85)	20,626	$1,195,689	$—	$(50)

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

October 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	38,000	USD	28,773	BNP	11/07/2016	$130
CHF	35,000	USD	35,221	BNP	11/07/2016	157
DKK	46,000	USD	6,756	BNP	11/07/2016	34
EUR	107,000	USD	116,881	BNP	11/07/2016	601
GBP	58,000	USD	70,431	BNP	11/07/2016	568
ILS	8,000	USD	2,075	BNP	11/07/2016	10
INR	720,000	USD	10,774	BNP	11/07/2016	9
INR	40,000	USD	599	MS	11/07/2016	—
JPY	9,701,000	USD	92,101	BNP	11/07/2016	419
KRW	26,237,000	USD	22,916	BNP	11/07/2016	15
KRW	1,313,000	USD	1,147	MS	11/07/2016	1
MXN	2,000	USD	103	BNP	11/07/2016	3
NOK	21,000	USD	2,537	BNP	11/07/2016	4
NZD	1,000	USD	714	BNP	11/07/2016	1
SGD	7,000	USD	5,023	BNP	11/07/2016	9
TRY	5,000	USD	1,601	BNP	11/07/2016	13
TWD	667,000	USD	21,088	BNP	11/07/2016	56
TWD	39,000	USD	1,231	MS	11/07/2016	5
USD	29,096	AUD	38,000	BNP	11/07/2016	193
USD	38,232	CAD	50,000	BNP	11/07/2016	953
USD	36,107	CHF	35,000	BNP	11/07/2016	729
USD	7,227	DKK	48,000	BNP	11/07/2016	141
USD	121,158	EUR	108,000	BNP	11/07/2016	2,577
USD	75,450	GBP	58,000	BNP	11/07/2016	4,451
USD	41,276	HKD	320,000	BNP	11/07/2016	14
USD	2,398	ILS	9,000	BNP	11/07/2016	52
USD	95,472	JPY	9,701,000	BNP	11/07/2016	2,952
USD	23,847	KRW	26,253,000	BNP	11/07/2016	902
USD	1,194	KRW	1,313,000	MS	11/07/2016	46
USD	2,609	NOK	21,000	BNP	11/07/2016	67
USD	726	NZD	1,000	BNP	11/07/2016	11
USD	63	RUB	4,000	BNP	11/07/2016	—
USD	11,080	SEK	95,000	BNP	11/07/2016	560
USD	5,133	SGD	7,000	BNP	11/07/2016	102
USD	1,655	TRY	5,000	BNP	11/07/2016	41
USD	21,278	TWD	667,000	BNP	11/07/2016	133
USD	1,244	TWD	39,000	MS	11/07/2016	8
ZAR	136,000	USD	9,788	BNP	11/07/2016	288
CAD	1,000	USD	746	BNP	12/05/2016	—
DKK	3,000	USD	443	BNP	12/05/2016	—
RUB	1,000	USD	16	BNP	12/05/2016	—
USD	9,972	BRL	32,000	BNP	12/05/2016	41
USD	933	BRL	3,000	MS	12/05/2016	2
USD	38,860	CAD	52,000	BNP	12/05/2016	82
USD	41,143	HKD	319,000	BNP	12/05/2016	4
USD	15	INR	1,000	BNP	12/05/2016	—
USD	7,356	MXN	139,000	BNP	12/05/2016	28
USD	3,905	RUB	248,000	BNP	12/05/2016	26
USD	79	RUB	5,000	MS	12/05/2016	1
USD	10,872	SEK	98,000	BNP	12/05/2016	6

						16,445

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

October 31, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	29,000	USD	9,107	BNP	11/07/2016	$(33)
BRL	3,000	USD	941	MS	11/07/2016	(2)
CAD	50,000	USD	37,360	BNP	11/07/2016	(81)
DKK	2,000	USD	302	BNP	11/07/2016	(7)
EUR	1,000	USD	1,125	BNP	11/07/2016	(27)
HKD	320,000	USD	41,270	BNP	11/07/2016	(8)
ILS	1,000	USD	267	BNP	11/07/2016	(6)
KRW	16,000	USD	15	BNP	11/07/2016	(1)
MXN	135,000	USD	7,167	BNP	11/07/2016	(28)
RUB	244,000	USD	3,869	BNP	11/07/2016	(26)
RUB	5,000	USD	79	MS	11/07/2016	(1)
SEK	95,000	USD	10,527	BNP	11/07/2016	(6)
USD	8,891	BRL	29,000	BNP	11/07/2016	(183)
USD	919	BRL	3,000	MS	11/07/2016	(20)
USD	10,703	INR	720,000	BNP	11/07/2016	(80)
USD	595	INR	40,000	MS	11/07/2016	(4)
USD	7,025	MXN	137,000	BNP	11/07/2016	(220)
USD	3,772	RUB	240,000	BNP	11/07/2016	(8)
USD	78	RUB	5,000	MS	11/07/2016	—
USD	9,772	ZAR	136,000	BNP	11/07/2016	(304)
CHF	1,000	USD	1,013	BNP	12/05/2016	(1)
HKD	4,000	USD	516	BNP	12/05/2016	—
KRW	71,000	USD	62	BNP	12/05/2016	—
TWD	2,000	USD	63	BNP	12/05/2016	—
USD	28,751	AUD	38,000	BNP	12/05/2016	(131)
USD	35,269	CHF	35,000	BNP	12/05/2016	(162)
USD	7,059	DKK	48,000	BNP	12/05/2016	(35)
USD	122,501	EUR	112,000	BNP	12/05/2016	(615)
USD	70,464	GBP	58,000	BNP	12/05/2016	(576)
USD	2,076	ILS	8,000	BNP	12/05/2016	(10)
USD	10,653	INR	715,000	BNP	12/05/2016	(17)
USD	596	INR	40,000	MS	12/05/2016	(1)
USD	97,099	JPY	10,217,000	BNP	12/05/2016	(437)
USD	23,417	KRW	26,817,000	BNP	12/05/2016	(19)
USD	1,146	KRW	1,313,000	MS	12/05/2016	(1)
USD	2,537	NOK	21,000	BNP	12/05/2016	(4)
USD	713	NZD	1,000	BNP	12/05/2016	(1)
USD	5,023	SGD	7,000	BNP	12/05/2016	(9)
USD	1,592	TRY	5,000	BNP	12/05/2016	(13)
USD	21,669	TWD	686,000	BNP	12/05/2016	(72)
USD	1,230	TWD	39,000	MS	12/05/2016	(6)
USD	9,445	ZAR	132,000	BNP	12/05/2016	(280)
ZAR	4,000	USD	295	BNP	12/05/2016	—

						(3,435)

			Net unrealized appreciation			$13,010

Counterparties:

BNP — BNP Paribas SA

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

October 31, 2016

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,195,689	$—	$—	$1,195,689
Money market funds	556	—	—	556

Total	$1,196,245	$—	$—	$1,196,245

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$16,445	$—	$16,445
Liabilities:
Forward currency contracts	—	(3,435)	—	(3,435)

Total	$—	$13,010	$—	$13,010

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

123

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.33%

EXCHANGE-TRADED FUNDS — 100.33%
iShares MSCI ACWI ex U.S. ETF[a]	55,403	$2,257,672

		2,257,672

TOTAL INVESTMENT COMPANIES
(Cost: $2,423,670)		2,257,672

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	1,237	1,237

		1,237

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,237)		1,237

TOTAL INVESTMENTS IN SECURITIES — 100.39%
(Cost: $2,424,907)[d]		2,258,909
Other Assets, Less Liabilities — (0.39)%		(8,748)

NET ASSETS — 100.00%		$2,250,161

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $ 2,439,028. Net unrealized depreciation was $180,119, of which $— represented gross unrealized appreciation on securities and $180,119 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI ACWI ex U.S. ETF	54,429	1,457	(483)	55,403	$2,257,672	$—	$(1,499)

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

October 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	149,000	USD	112,819	BNP	11/07/2016	$509
BRL	4,000	USD	1,222	BNP	11/07/2016	30
CHF	135,000	USD	135,852	BNP	11/07/2016	606
DKK	181,000	USD	26,584	BNP	11/07/2016	134
EUR	418,000	USD	456,602	BNP	11/07/2016	2,347
GBP	226,000	USD	274,437	BNP	11/07/2016	2,212
ILS	32,000	USD	8,301	BNP	11/07/2016	41
INR	2,835,000	USD	42,421	BNP	11/07/2016	38
INR	164,000	USD	2,454	MS	11/07/2016	2
JPY	37,920,000	USD	360,011	BNP	11/07/2016	1,638
KRW	102,279,000	USD	89,333	BNP	11/07/2016	58
KRW	5,413,000	USD	4,728	MS	11/07/2016	3
MXN	13,000	USD	670	BNP	11/07/2016	18
NOK	80,000	USD	9,666	BNP	11/07/2016	17
NZD	4,000	USD	2,856	BNP	11/07/2016	4
SGD	27,000	USD	19,375	BNP	11/07/2016	33
TRY	18,000	USD	5,764	BNP	11/07/2016	46
TWD	2,603,000	USD	82,299	BNP	11/07/2016	218
TWD	158,000	USD	4,988	MS	11/07/2016	20
USD	115,618	AUD	151,000	BNP	11/07/2016	769
USD	152,151	CAD	199,000	BNP	11/07/2016	3,781
USD	142,366	CHF	138,000	BNP	11/07/2016	2,876
USD	28,907	DKK	192,000	BNP	11/07/2016	565
USD	477,900	EUR	426,000	BNP	11/07/2016	10,167
USD	296,595	GBP	228,000	BNP	11/07/2016	17,497
USD	162,910	HKD	1,263,000	BNP	11/07/2016	55
USD	9,059	ILS	34,000	BNP	11/07/2016	195
USD	375,918	JPY	38,198,000	BNP	11/07/2016	11,617
USD	93,909	KRW	103,385,000	BNP	11/07/2016	3,551
USD	4,921	KRW	5,413,000	MS	11/07/2016	190
USD	10,059	NOK	81,000	BNP	11/07/2016	256
USD	2,903	NZD	4,000	BNP	11/07/2016	43
USD	174	RUB	11,000	BNP	11/07/2016	1
USD	43,852	SEK	376,000	BNP	11/07/2016	2,214
USD	19,800	SGD	27,000	BNP	11/07/2016	392
USD	6,290	TRY	19,000	BNP	11/07/2016	157
USD	83,706	TWD	2,624,000	BNP	11/07/2016	523
USD	5,040	TWD	158,000	MS	11/07/2016	31
ZAR	529,000	USD	38,072	BNP	11/07/2016	1,122
CAD	1,000	USD	746	BNP	12/05/2016	—
DKK	11,000	USD	1,625	BNP	12/05/2016	1
RUB	1,000	USD	16	BNP	12/05/2016	—
USD	1,521	AUD	2,000	BNP	12/05/2016	—
USD	39,896	BRL	128,000	BNP	12/05/2016	169
USD	4,043	BRL	13,000	MS	12/05/2016	8
USD	153,942	CAD	206,000	BNP	12/05/2016	324
USD	1,013	CHF	1,000	BNP	12/05/2016	1
USD	161,091	HKD	1,249,000	BNP	12/05/2016	15
USD	29,372	MXN	555,000	BNP	12/05/2016	113
USD	606	NOK	5,000	BNP	12/05/2016	1
USD	15,494	RUB	984,000	BNP	12/05/2016	103
USD	362	RUB	23,000	MS	12/05/2016	2

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

October 31, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	43,268	SEK	390,000	BNP	12/05/2016	$24
USD	74	ZAR	1,000	BNP	12/05/2016	—

						64,737

AUD	2,000	USD	1,531	BNP	11/07/2016	(9)
BRL	111,000	USD	34,857	BNP	11/07/2016	(128)
BRL	13,000	USD	4,077	MS	11/07/2016	(10)
CAD	199,000	USD	148,741	BNP	11/07/2016	(370)
CHF	3,000	USD	3,094	BNP	11/07/2016	(62)
DKK	11,000	USD	1,663	BNP	11/07/2016	(39)
EUR	8,000	USD	8,999	BNP	11/07/2016	(215)
GBP	2,000	USD	2,598	BNP	11/07/2016	(150)
HKD	1,263,000	USD	162,887	BNP	11/07/2016	(32)
ILS	2,000	USD	534	BNP	11/07/2016	(12)
JPY	278,000	USD	2,745	BNP	11/07/2016	(94)
KRW	1,106,000	USD	1,006	BNP	11/07/2016	(40)
MXN	529,000	USD	28,084	BNP	11/07/2016	(109)
NOK	1,000	USD	125	BNP	11/07/2016	(4)
RUB	956,000	USD	15,160	BNP	11/07/2016	(100)
RUB	23,000	USD	365	MS	11/07/2016	(3)
SEK	376,000	USD	41,687	BNP	11/07/2016	(48)
TRY	1,000	USD	331	BNP	11/07/2016	(8)
TWD	21,000	USD	673	BNP	11/07/2016	(7)
USD	35,254	BRL	115,000	BNP	11/07/2016	(728)
USD	3,982	BRL	13,000	MS	11/07/2016	(86)
USD	42,139	INR	2,835,000	BNP	11/07/2016	(319)
USD	2,439	INR	164,000	MS	11/07/2016	(17)
USD	27,792	MXN	542,000	BNP	11/07/2016	(871)
USD	14,854	RUB	945,000	BNP	11/07/2016	(32)
USD	361	RUB	23,000	MS	11/07/2016	(2)
USD	38,009	ZAR	529,000	BNP	11/07/2016	(1,185)
HKD	10,000	USD	1,290	BNP	12/05/2016	—
KRW	71,000	USD	62	BNP	12/05/2016	—
TWD	3,000	USD	95	BNP	12/05/2016	—
USD	112,733	AUD	149,000	BNP	12/05/2016	(513)
USD	136,038	CHF	135,000	BNP	12/05/2016	(623)
USD	27,795	DKK	189,000	BNP	12/05/2016	(139)
USD	486,751	EUR	445,000	BNP	12/05/2016	(2,415)
USD	280,675	GBP	231,000	BNP	12/05/2016	(2,259)
USD	1,934	HKD	15,000	BNP	12/05/2016	—
USD	8,306	ILS	32,000	BNP	12/05/2016	(42)
USD	42,419	INR	2,847,000	BNP	12/05/2016	(66)
USD	2,444	INR	164,000	MS	12/05/2016	(4)
USD	387,039	JPY	40,723,000	BNP	12/05/2016	(1,723)
USD	92,992	KRW	106,494,000	BNP	12/05/2016	(75)
USD	4,727	KRW	5,413,000	MS	12/05/2016	(4)
USD	9,666	NOK	80,000	BNP	12/05/2016	(17)
USD	2,853	NZD	4,000	BNP	12/05/2016	(4)
USD	111	SEK	1,000	BNP	12/05/2016	—
USD	19,376	SGD	27,000	BNP	12/05/2016	(36)
USD	6,050	TRY	19,000	BNP	12/05/2016	(46)
USD	86,142	TWD	2,727,000	BNP	12/05/2016	(282)
USD	4,983	TWD	158,000	MS	12/05/2016	(25)
USD	36,779	ZAR	514,000	BNP	12/05/2016	(1,092)
ZAR	4,000	USD	295	BNP	12/05/2016	(1)

						(14,046)

			Net unrealized appreciation			$50,691

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

October 31, 2016

Counterparties:

BNP — BNP Paribas SA

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,257,672	$—	$—	$2,257,672
Money market funds	1,237	—	—	1,237

Total	$2,258,909	$—	$—	$2,258,909

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$64,737	$—	$64,737
Liabilities:
Forward currency contracts	—	(14,046)	—	(14,046)

Total	$—	$50,691	$—	$50,691

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

127

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.44%

EXCHANGE-TRADED FUNDS — 100.44%
iShares MSCI EAFE ETF[a]	56,212,459	$3,250,204,379

		3,250,204,379

TOTAL INVESTMENT COMPANIES
(Cost: $3,529,354,197)		3,250,204,379

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	1,497,790	1,497,790

		1,497,790

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,497,790)		1,497,790

TOTAL INVESTMENTS IN SECURITIES — 100.49%
(Cost: $3,530,851,987)[d]		3,251,702,169
Other Assets, Less Liabilities — (0.49)%		(15,910,583)

NET ASSETS — 100.00%		$3,235,791,586

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,583,862,330. Net unrealized depreciation was $332,160,161, of which $— represented gross unrealized appreciation on securities and $332,160,161 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI EAFE ETF	61,708,842	6,492,886	(11,989,269)	56,212,459	$3,250,204,379	$—	$(4,978,459)

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	205,283,000	USD	155,448,202	BNP	11/04/2016	$701,739
AUD	102,249,000	USD	77,414,053	CITI	11/04/2016	362,359
CHF	193,074,000	USD	194,267,246	BNP	11/04/2016	864,276
CHF	84,310,000	USD	84,847,594	CITI	11/04/2016	360,868
DKK	223,172,000	USD	32,773,962	BNP	11/04/2016	165,499
DKK	151,193,000	USD	22,203,686	CITI	11/04/2016	111,909
EUR	546,124,000	USD	596,519,775	BNP	11/04/2016	3,034,795
EUR	301,307,000	USD	329,064,907	CITI	11/04/2016	1,720,754
GBP	329,628,000	USD	400,255,514	BNP	11/04/2016	3,224,454
GBP	135,387,000	USD	164,397,718	CITI	11/04/2016	1,322,252
HKD	4,193,000	USD	540,602	BNP	11/04/2016	48
HKD	2,888,000	USD	372,326	CITI	11/04/2016	55
ILS	45,662,000	USD	11,844,259	BNP	11/04/2016	58,790
ILS	20,857,000	USD	5,411,555	CITI	11/04/2016	25,392
JPY	51,808,050,000	USD	491,817,448	BNP	11/04/2016	2,236,233
JPY	26,104,730,000	USD	247,814,031	CITI	11/04/2016	1,126,780
NOK	117,440,000	USD	14,189,317	BNP	11/04/2016	24,581
NOK	47,556,000	USD	5,747,564	CITI	11/04/2016	8,193
NZD	6,927,000	USD	4,946,086	BNP	11/04/2016	6,996
NZD	1,728,000	USD	1,233,493	CITI	11/04/2016	2,096
SGD	30,728,000	USD	22,048,600	BNP	11/04/2016	38,284
SGD	23,945,000	USD	17,184,239	CITI	11/04/2016	27,114
USD	152,585,153	AUD	199,272,000	BNP	11/04/2016	1,007,522
USD	80,455,966	AUD	105,001,000	CITI	11/04/2016	586,226
USD	194,703,033	CHF	188,761,000	BNP	11/04/2016	3,930,473
USD	90,259,422	CHF	87,451,000	CITI	11/04/2016	1,876,487
USD	34,341,040	DKK	228,155,000	BNP	11/04/2016	666,104
USD	23,410,666	DKK	155,400,000	CITI	11/04/2016	474,132
USD	587,911,400	EUR	524,116,000	BNP	11/04/2016	12,518,003
USD	348,975,148	EUR	310,891,000	CITI	11/04/2016	7,667,826
USD	410,156,746	GBP	315,316,000	BNP	11/04/2016	24,195,330
USD	181,573,257	GBP	139,544,000	CITI	11/04/2016	10,764,926
USD	65,491,615	HKD	507,766,000	BNP	11/04/2016	19,705
USD	38,985,025	HKD	302,247,000	CITI	11/04/2016	12,962
USD	12,396,449	ILS	46,531,000	BNP	11/04/2016	266,871
USD	5,756,147	ILS	21,608,000	CITI	11/04/2016	123,431
USD	519,156,690	JPY	52,844,286,000	BNP	11/04/2016	15,221,220
USD	265,859,359	JPY	26,990,308,000	CITI	11/04/2016	8,473,470
USD	15,025,271	NOK	121,145,000	BNP	11/04/2016	362,952
USD	6,144,562	NOK	49,438,000	CITI	11/04/2016	161,024
USD	5,110,762	NZD	7,043,000	BNP	11/04/2016	74,736
USD	1,311,542	NZD	1,806,000	CITI	11/04/2016	20,180
USD	60,297,730	SEK	518,382,000	BNP	11/04/2016	2,899,667
USD	31,129,860	SEK	266,951,000	CITI	11/04/2016	1,571,599
USD	21,458,893	SGD	29,268,000	BNP	11/04/2016	421,437
USD	18,029,141	SGD	24,562,000	CITI	11/04/2016	374,296
CHF	231,000	USD	233,728	BNP	12/05/2016	115
DKK	22,336,000	USD	3,299,468	BNP	12/05/2016	1,698
EUR	190,000	USD	208,702	BNP	12/05/2016	155
NOK	351,000	USD	42,463	BNP	12/05/2016	21
SGD	296,000	USD	212,791	BNP	12/05/2016	20
USD	4,540,985	AUD	5,973,000	BNP	12/05/2016	1,234
USD	5,008,951	CHF	4,945,000	BNP	12/05/2016	3,099
USD	67,982,047	HKD	527,092,000	BNP	12/05/2016	6,562
USD	37,786,513	HKD	292,956,000	CITI	12/05/2016	5,962
USD	1,455,469	NOK	12,010,000	BNP	12/05/2016	1,816

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	61,072,297	SEK	550,466,000	BNP	12/05/2016	$34,707
USD	28,653,158	SEK	258,230,000	CITI	12/05/2016	19,715

						109,189,150

AUD	5,835,000	USD	4,472,151	BNP	11/04/2016	(33,718)
AUD	2,752,000	USD	2,105,744	CITI	11/04/2016	(12,416)
CHF	7,703,000	USD	7,933,991	BNP	11/04/2016	(148,903)
CHF	3,141,000	USD	3,220,486	CITI	11/04/2016	(46,013)
DKK	21,728,000	USD	3,283,949	BNP	11/04/2016	(76,967)
DKK	4,207,000	USD	632,211	CITI	11/04/2016	(11,272)
EUR	15,979,000	USD	17,979,002	BNP	11/04/2016	(436,681)
EUR	9,584,000	USD	10,720,609	CITI	11/04/2016	(198,949)
GBP	5,864,000	USD	7,466,249	BNP	11/04/2016	(288,440)
GBP	4,157,000	USD	5,354,508	CITI	11/04/2016	(266,147)
HKD	539,204,000	USD	69,540,088	BNP	11/04/2016	(14,527)
HKD	299,359,000	USD	38,608,767	CITI	11/04/2016	(9,086)
ILS	3,681,000	USD	981,224	BNP	11/04/2016	(21,671)
ILS	751,000	USD	199,882	CITI	11/04/2016	(4,113)
JPY	1,036,236,000	USD	10,142,284	BNP	11/04/2016	(260,495)
JPY	885,578,000	USD	8,686,059	CITI	11/04/2016	(240,980)
NOK	4,588,000	USD	571,877	BNP	11/04/2016	(16,586)
NOK	1,882,000	USD	233,806	CITI	11/04/2016	(6,025)
NZD	434,000	USD	315,110	BNP	11/04/2016	(4,782)
NZD	78,000	USD	56,655	CITI	11/04/2016	(882)
SEK	518,382,000	USD	57,488,391	BNP	11/04/2016	(90,327)
SEK	266,951,000	USD	29,623,729	CITI	11/04/2016	(65,468)
SGD	612,000	USD	446,285	BNP	11/04/2016	(6,387)
SGD	617,000	USD	450,890	CITI	11/04/2016	(7,398)
USD	9,000,555	AUD	11,846,000	BNP	11/04/2016	(10,187)
USD	12,091,644	CHF	12,016,000	BNP	11/04/2016	(52,406)
USD	2,448,698	DKK	16,745,000	BNP	11/04/2016	(22,810)
USD	41,325,685	EUR	37,987,000	BNP	11/04/2016	(377,810)
USD	24,662,169	GBP	20,176,000	BNP	11/04/2016	(34,191)
USD	4,593,268	HKD	35,631,000	BNP	11/04/2016	(1,033)
USD	728,444	ILS	2,812,000	BNP	11/04/2016	(4,580)
USD	106,629	NOK	883,000	BNP	11/04/2016	(242)
USD	226,748	NZD	318,000	BNP	11/04/2016	(635)
USD	1,486,284	SGD	2,072,000	BNP	11/04/2016	(3,043)
AUD	594,000	USD	451,471	BNP	12/05/2016	(4)
AUD	349,000	USD	265,328	CITI	12/05/2016	(72)
CHF	316,000	USD	319,928	CITI	12/05/2016	(39)
DKK	414,000	USD	61,196	CITI	12/05/2016	(9)
EUR	1,012,000	USD	1,112,655	CITI	12/05/2016	(214)
GBP	536,000	USD	656,636	CITI	12/05/2016	(130)
HKD	4,562,000	USD	588,382	BNP	12/05/2016	(52)
HKD	942,000	USD	121,496	CITI	12/05/2016	(13)
ILS	75,000	USD	19,596	CITI	12/05/2016	(31)
JPY	94,501,000	USD	902,367	CITI	12/05/2016	(215)
NOK	198,000	USD	23,978	CITI	12/05/2016	(13)
NZD	17,000	USD	12,147	BNP	12/05/2016	(6)
NZD	10,000	USD	7,144	CITI	12/05/2016	(3)
SEK	908,000	USD	100,745	CITI	12/05/2016	(63)
SGD	62,000	USD	44,597	CITI	12/05/2016	(21)
USD	155,136,290	AUD	205,044,000	BNP	12/05/2016	(706,459)
USD	76,797,879	AUD	101,514,000	CITI	12/05/2016	(357,370)
USD	194,206,798	CHF	192,725,000	BNP	12/05/2016	(889,846)
USD	84,976,214	CHF	84,310,000	CITI	12/05/2016	(371,292)
USD	35,375,764	DKK	240,519,000	BNP	12/05/2016	(171,922)
USD	22,233,120	DKK	151,193,000	CITI	12/05/2016	(112,563)
USD	659,063,591	EUR	602,444,000	BNP	12/05/2016	(3,172,405)
USD	329,449,074	EUR	301,307,000	CITI	12/05/2016	(1,762,360)

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	418,460,085	GBP	344,355,000	BNP	12/05/2016	$(3,314,839)
USD	163,155,252	GBP	134,293,000	CITI	12/05/2016	(1,330,293)
USD	3,273,424	HKD	25,383,000	BNP	12/05/2016	(50)
USD	11,851,249	ILS	45,659,000	BNP	12/05/2016	(59,686)
USD	5,414,885	ILS	20,857,000	CITI	12/05/2016	(26,022)
USD	553,721,472	JPY	58,254,447,000	BNP	12/05/2016	(2,403,618)
USD	248,057,756	JPY	26,104,730,000	CITI	12/05/2016	(1,150,607)
USD	14,189,659	NOK	117,440,000	BNP	12/05/2016	(24,915)
USD	5,747,747	NOK	47,556,000	CITI	12/05/2016	(8,283)
USD	4,941,418	NZD	6,929,000	BNP	12/05/2016	(6,951)
USD	1,218,620	NZD	1,709,000	CITI	12/05/2016	(1,869)
USD	211,783	SEK	1,912,000	BNP	12/05/2016	(226)
USD	22,977,815	SGD	32,018,000	BNP	12/05/2016	(41,745)
USD	17,185,448	SGD	23,945,000	CITI	12/05/2016	(29,974)

						(18,719,350)

			Net unrealized appreciation			$90,469,800

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,250,204,379	$—	$—	$3,250,204,379
Money market funds	1,497,790	—	—	1,497,790

Total	$3,251,702,169	$—	$—	$3,251,702,169

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$109,189,150	$—	$109,189,150
Liabilities:
Forward currency contracts	—	(18,719,350)	—	(18,719,350)

Total	$—	$90,469,800	$—	$90,469,800

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

131

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.42%

EXCHANGE-TRADED FUNDS — 100.42%
iShares MSCI EAFE Small-Cap ETF[a]	170,814	$8,694,433

		8,694,433

TOTAL INVESTMENT COMPANIES
(Cost: $8,425,927)		8,694,433

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	4,193	4,193

		4,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,193)		4,193

TOTAL INVESTMENTS IN SECURITIES — 100.47%
(Cost: $8,430,120)[d]		8,698,626
Other Assets, Less Liabilities — (0.47)%		(40,687)

NET ASSETS — 100.00%		$8,657,939

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $8,450,052. Net unrealized appreciation was $248,574, of which $268,506 represented gross unrealized appreciation on securities and $19,932 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI EAFE Small-Cap ETF	166,472	5,953	(1,611)	170,814	$8,694,433	$—	$603

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

October 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	748,000	USD	566,412	BNP	11/04/2016	$2,560
CHF	375,000	USD	377,317	BNP	11/04/2016	1,680
DKK	861,000	USD	126,439	BNP	11/04/2016	642
EUR	1,841,000	USD	2,010,832	BNP	11/04/2016	10,284
GBP	1,148,000	USD	1,393,965	BNP	11/04/2016	11,241
ILS	367,000	USD	95,196	BNP	11/04/2016	472
JPY	276,810,000	USD	2,627,777	BNP	11/04/2016	11,948
NOK	1,076,000	USD	130,004	BNP	11/04/2016	225
NZD	140,000	USD	99,964	BNP	11/04/2016	141
SGD	226,000	USD	162,164	BNP	11/04/2016	282
USD	574,292	AUD	750,000	BNP	11/04/2016	3,799
USD	394,033	CHF	382,000	BNP	11/04/2016	7,962
USD	131,856	DKK	876,000	BNP	11/04/2016	2,561
USD	2,098,907	EUR	1,871,000	BNP	11/04/2016	44,856
USD	1,511,495	GBP	1,162,000	BNP	11/04/2016	89,153
USD	220,816	HKD	1,712,000	BNP	11/04/2016	69
USD	100,438	ILS	377,000	BNP	11/04/2016	2,162
USD	2,750,446	JPY	279,470,000	BNP	11/04/2016	85,355
USD	134,256	NOK	1,081,000	BNP	11/04/2016	3,421
USD	108,857	NZD	150,000	BNP	11/04/2016	1,601
USD	461,912	SEK	3,961,000	BNP	11/04/2016	23,328
USD	167,930	SGD	229,000	BNP	11/04/2016	3,327
DKK	7,000	USD	1,034	BNP	12/05/2016	1
EUR	3,000	USD	3,295	BNP	12/05/2016	2
NOK	7,000	USD	847	BNP	12/05/2016	—
SGD	2,000	USD	1,438	BNP	12/05/2016	—
USD	2,280	AUD	3,000	BNP	12/05/2016	—
USD	13,168	CHF	13,000	BNP	12/05/2016	8
USD	217,582	HKD	1,687,000	BNP	12/05/2016	21
USD	15,633	NOK	129,000	BNP	12/05/2016	19
USD	440,554	SEK	3,971,000	BNP	12/05/2016	236

						307,356

AUD	2,000	USD	1,532	BNP	11/04/2016	(11)
CHF	7,000	USD	7,218	BNP	11/04/2016	(144)
DKK	15,000	USD	2,266	BNP	11/04/2016	(52)
EUR	30,000	USD	33,740	BNP	11/04/2016	(805)
GBP	14,000	USD	18,173	BNP	11/04/2016	(1,037)
HKD	1,712,000	USD	220,793	BNP	11/04/2016	(46)
ILS	10,000	USD	2,669	BNP	11/04/2016	(62)
JPY	2,660,000	USD	26,264	BNP	11/04/2016	(898)
NOK	5,000	USD	626	BNP	11/04/2016	(21)
NZD	10,000	USD	7,265	BNP	11/04/2016	(114)
SEK	3,961,000	USD	439,247	BNP	11/04/2016	(663)
SGD	3,000	USD	2,201	BNP	11/04/2016	(45)
AUD	14,000	USD	10,644	BNP	12/05/2016	(4)
HKD	12,000	USD	1,548	BNP	12/05/2016	—
NZD	3,000	USD	2,144	BNP	12/05/2016	(1)
USD	565,937	AUD	748,000	BNP	12/05/2016	(2,577)
USD	377,883	CHF	375,000	BNP	12/05/2016	(1,731)
USD	133,979	DKK	911,000	BNP	12/05/2016	(663)
USD	2,093,404	EUR	1,914,000	BNP	12/05/2016	(10,559)
USD	1,446,021	GBP	1,190,000	BNP	12/05/2016	(11,522)
USD	9,672	HKD	75,000	BNP	12/05/2016	—
USD	101,770	ILS	392,000	BNP	12/05/2016	(490)
USD	2,860,162	JPY	300,930,000	BNP	12/05/2016	(12,661)

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

October 31, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	130,007	NOK	1,076,000	BNP	12/05/2016	$(228)
USD	99,841	NZD	140,000	BNP	12/05/2016	(140)
USD	997	SEK	9,000	BNP	12/05/2016	(1)
USD	165,055	SGD	230,000	BNP	12/05/2016	(305)

						(44,780)

			Net unrealized appreciation			$262,576

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$8,694,433	$—	$—	$8,694,433
Money market funds	4,193	—	—	4,193

Total	$8,698,626	$—	$—	$8,698,626

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$307,356	$—	$307,356
Liabilities:
Forward currency contracts	—	(44,780)	—	(44,780)

Total	$—	$262,576	$—	$262,576

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

134

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.49%

EXCHANGE-TRADED FUNDS — 100.49%
iShares MSCI Europe Small-Cap ETF[a]	30,295	$1,306,016

		1,306,016

TOTAL INVESTMENT COMPANIES
(Cost: $1,378,962)		1,306,016

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	637	637

		637

TOTAL SHORT-TERM INVESTMENTS
(Cost: $637)		637

TOTAL INVESTMENTS IN SECURITIES — 100.54%
(Cost: $1,379,599)[d]		1,306,653
Other Assets, Less Liabilities — (0.54)%		(6,972)

NET ASSETS — 100.00%		$1,299,681

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,382,254. Net unrealized depreciation was $75,601, of which $— represented gross unrealized appreciation on securities and $75,601 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Europe Small-Cap ETF	29,042	1,294	(41)	30,295	$1,306,016	$—	$(61)

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	106,000	USD	106,650	BNP	11/03/2016	$475
DKK	244,000	USD	35,831	BNP	11/03/2016	181
EUR	521,000	USD	569,026	BNP	11/03/2016	2,925
GBP	325,000	USD	394,625	BNP	11/03/2016	3,183
NOK	304,000	USD	36,730	BNP	11/03/2016	64
USD	110,365	CHF	107,000	BNP	11/03/2016	2,230
USD	36,881	DKK	245,000	BNP	11/03/2016	721
USD	586,690	EUR	523,000	BNP	11/03/2016	12,544

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	422,738	GBP	325,000	BNP	11/03/2016	$24,931
USD	37,759	NOK	304,000	BNP	11/03/2016	966
USD	129,091	SEK	1,107,000	BNP	11/03/2016	6,524
DKK	2,000	USD	295	BNP	12/05/2016	—
EUR	1,000	USD	1,098	BNP	12/05/2016	1
NOK	2,000	USD	242	BNP	12/05/2016	—
USD	3,039	CHF	3,000	BNP	12/05/2016	2
USD	4,120	NOK	34,000	BNP	12/05/2016	5
USD	123,479	SEK	1,113,000	BNP	12/05/2016	65

						54,817

CHF	1,000	USD	1,031	BNP	11/03/2016	(21)
DKK	1,000	USD	151	BNP	11/03/2016	(4)
EUR	2,000	USD	2,249	BNP	11/03/2016	(54)
SEK	1,107,000	USD	122,672	BNP	11/03/2016	(104)
USD	106,815	CHF	106,000	BNP	12/05/2016	(489)
USD	37,501	DKK	255,000	BNP	12/05/2016	(187)
USD	587,316	EUR	537,000	BNP	12/05/2016	(2,980)
USD	405,840	GBP	334,000	BNP	12/05/2016	(3,252)
USD	36,731	NOK	304,000	BNP	12/05/2016	(65)
USD	332	SEK	3,000	BNP	12/05/2016	—

						(7,156)

			Net unrealized appreciation			$47,661

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Schedule — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,306,016	$—	$—	$1,306,016
Money market funds	637	—	—	637

Total	$1,306,653	$—	$—	$1,306,653

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$54,817	$—	$54,817
Liabilities:
Forward currency contracts	—	(7,156)	—	(7,156)

Total	$—	$47,661	$—	$47,661

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

136

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.68%

AUSTRALIA — 8.24%
AGL Energy Ltd.	2,520	$36,779
Alumina Ltd.	10,434	12,545
Amcor Ltd./Australia	4,218	47,182
Aristocrat Leisure Ltd.	3,024	35,299
ASX Ltd.	714	25,607
Aurizon Holdings Ltd.	7,260	26,960
AusNet Services	7,692	8,780
Boral Ltd.	2,526	12,110
Brambles Ltd.	5,214	45,746
Challenger Ltd./Australia	1,410	11,545
CIMIC Group Ltd.	678	15,266
Cochlear Ltd.	342	33,301
CSL Ltd.	1,476	112,889
Dexus Property Group	4,986	33,919
Domino’s Pizza Enterprises Ltd.	216	10,560
DUET Group	7,086	12,833
Fortescue Metals Group Ltd.	10,272	42,991
Goodman Group	7,602	39,278
GPT Group (The)	8,161	28,939
Harvey Norman Holdings Ltd.	2,010	7,724
James Hardie Industries PLC	1,854	27,694
Medibank Pvt Ltd.	19,176	37,647
Newcrest Mining Ltd.	5,580	95,792
Origin Energy Ltd.	6,750	27,480
REA Group Ltd.	162	6,304
Santos Ltd.	6,162	16,740
Scentre Group	26,694	85,517
Seek Ltd.	810	9,024
Sonic Healthcare Ltd.	1,896	29,562
South32 Ltd.	32,412	63,386
Stockland	8,598	28,918
Sydney Airport	4,386	20,893
TPG Telecom Ltd.	1,260	7,248
Transurban Group	10,374	82,020
Treasury Wine Estates Ltd.	2,419	19,770
Vicinity Centres	17,424	38,053
Vocus Communications Ltd.	1,819	7,904
Westfield Corp.	6,960	47,136

		1,251,341
BELGIUM — 0.27%
Colruyt SA	282	15,137
Umicore SA	426	25,866

		41,003

Security	Shares	Value
CANADA — 18.44%
Agnico Eagle Mines Ltd.	1,722	$87,523
ARC Resources Ltd.	1,776	30,173
Atco Ltd./Canada Class I	390	13,682
Bank of Montreal	2,220	141,391
Bank of Nova Scotia (The)	5,076	272,992
Barrick Gold Corp.	9,000	158,478
BCE Inc.	708	32,192
Bombardier Inc. Class Ba	7,974	10,590
Canadian Natural Resources Ltd.	5,335	169,454
Canadian Tire Corp. Ltd. Class A	366	35,605
Canadian Utilities Ltd. Class A	498	14,242
CCL Industries Inc. Class B	72	12,815
CGI Group Inc. Class Aa	570	27,096
Crescent Point Energy Corp.	2,226	26,524
Dollarama Inc.	456	34,102
Eldorado Gold Corp.[a]	3,066	9,677
Enbridge Inc.	4,254	183,840
Encana Corp.	4,407	42,056
First Capital Realty Inc.	841	13,422
First Quantum Minerals Ltd.	3,378	32,110
Fortis Inc./Canada	1,951	64,269
Franco-Nevada Corp.	1,188	77,817
George Weston Ltd.	198	16,147
Goldcorp Inc.	4,830	73,410
Great-West Lifeco Inc.	846	21,266
H&R REIT	246	4,187
Hydro One Ltd.[b]	672	12,269
Intact Financial Corp.	348	23,675
Inter Pipeline Ltd.	1,434	29,755
Jean Coutu Group PJC Inc. (The) Class A	216	3,256
Kinross Gold Corp.[a]	9,672	37,598
Loblaw Companies Ltd.	864	42,663
Metro Inc.	1,362	42,133
National Bank of Canada	1,140	40,726
Open Text Corp.	492	30,572
Pembina Pipeline Corp.	2,268	69,736
Peyto Exploration & Development Corp.	966	24,837
Restaurant Brands International Inc.	636	28,297
RioCan REIT	816	15,879
Rogers Communications Inc. Class B	1,374	55,319
Saputo Inc.	1,320	47,472
Seven Generations Energy Ltd. Class Aa	1,692	36,106

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

October 31, 2016

Security	Shares	Value
Silver Wheaton Corp.	3,360	$81,026
Smart REIT	534	13,328
SNC-Lavalin Group Inc.	834	33,914
Sun Life Financial Inc.	1,518	50,844
Teck Resources Ltd. Class B	4,410	95,291
TELUS Corp.	738	23,914
Thomson Reuters Corp.	930	36,680
Tourmaline Oil Corp.[a]	1,326	34,776
TransCanada Corp.	5,178	234,589
Turquoise Hill Resources Ltd.[a]	3,804	11,807
Veresen Inc.	1,236	11,205
Yamana Gold Inc.	7,470	26,698

		2,799,425
DENMARK — 1.20%
Carlsberg A/S Class B	311	28,001
Chr Hansen Holding A/S	270	16,146
DSV A/S	586	28,358
Genmab A/Sa	265	43,658
ISS A/S	463	18,176
Pandora A/S	316	41,071
William Demant Holding A/Sa	366	6,806

		182,216
FINLAND — 0.42%
Elisa OYJ	372	12,519
Neste OYJ	594	25,609
Nokian Renkaat OYJ	264	8,847
Orion OYJ Class B	408	17,349

		64,324
FRANCE — 4.34%
ArcelorMittal[a]	7,890	53,088
Casino Guichard Perrachon SA	216	10,733
Cie. Generale des Etablissements Michelin Class B	408	44,112
CNP Assurances	677	11,715
Eiffage SA	222	16,412
Essilor International SA	564	63,310
Gecina SA	168	24,457
Hermes International	90	36,415
L’Oreal SA	1,020	182,310
Remy Cointreau SA	102	8,263
Sodexo SA	342	39,664
Thales SA	402	37,796
Vinci SA	1,800	130,189

		658,464

Security	Shares	Value
GERMANY — 4.46%
adidas AG	1,278	$209,301
Covestro AGb	318	18,768
Deutsche Wohnen AG Bearer	1,640	53,430
Fresenius Medical Care AG & Co. KGaA	546	44,417
Fresenius SE & Co. KGaA	1,062	78,278
GEA Group AG	696	26,875
Henkel AG & Co. KGaA	378	41,561
HOCHTIEF AG	138	18,811
Infineon Technologies AG	2,430	43,566
Osram Licht AG	408	23,100
RWE AGa	1,944	30,815
Symrise AG	348	23,846
Vonovia SE	1,824	64,153

		676,921
HONG KONG — 2.16%
CLP Holdings Ltd.	9,000	91,569
HK Electric Investments & HK Electric Investments Ltd.[b]	15,000	14,855
HKT Trust & HKT Ltd.	12,000	16,495
Link REIT	9,000	64,179
MTR Corp. Ltd.	6,000	33,231
PCCW Ltd.	30,000	17,873
Shangri-La Asia Ltd.	12,000	13,199
Sino Land Co. Ltd.	12,000	20,426
WH Group Ltd.[b]	42,000	34,066
Wynn Macau Ltd.	7,200	11,049
Yue Yuen Industrial Holdings Ltd.	3,000	11,432

		328,374
IRELAND — 0.64%
CRH PLC	1,866	60,680
Kerry Group PLC Class A	510	36,976

		97,656
ISRAEL — 0.26%
Azrieli Group Ltd.	96	4,084
Mobileye NVa	630	23,423
Nice Ltd.	192	12,733

		40,240
ITALY — 0.81%
Prysmian SpA	498	12,376
Snam SpA	10,278	54,103
Tenaris SA	2,016	28,464
Terna Rete Elettrica Nazionale SpA	5,634	27,557

		122,500

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

October 31, 2016

Security	Shares	Value
JAPAN — 8.89%
CYBERDYNE Inc.[a,c]	600	$9,004
Daiichi Sankyo Co. Ltd.	1,800	43,268
Daikin Industries Ltd.	600	57,553
Daito Trust Construction Co. Ltd.	600	100,347
Idemitsu Kosan Co. Ltd.	600	13,823
Japan Prime Realty Investment Corp.	6	25,836
Japan Real Estate Investment Corp.	6	34,658
Japan Retail Fund Investment Corp.	12	27,167
KDDI Corp.	4,200	127,577
Konami Holdings Corp.	600	23,667
M3 Inc.	1,200	36,542
MEIJI Holdings Co. Ltd.	600	59,837
Nippon Building Fund Inc.	6	35,571
Nippon Prologis REIT Inc.	6	13,549
Nippon Telegraph & Telephone Corp.	1,800	79,821
Nitori Holdings Co. Ltd.	600	71,770
Nomura Real Estate Master Fund Inc.	12	19,413
NTT DOCOMO Inc.	5,400	135,687
Obayashi Corp.	1,800	17,352
Ono Pharmaceutical Co. Ltd.	1,200	30,455
Otsuka Holdings Co. Ltd.	1,200	52,495
Park24 Co. Ltd.	600	18,528
Shionogi & Co. Ltd.	600	29,565
Shiseido Co. Ltd.	1,200	30,923
Start Today Co. Ltd.	1,800	31,586
Sumitomo Dainippon Pharma Co. Ltd.	600	10,397
Taisei Corp.	6,000	44,992
Terumo Corp.	1,200	46,420
Tokyo Electron Ltd.	600	54,173
TOTO Ltd.	600	23,981
United Urban Investment Corp.	12	20,201
Yamada Denki Co. Ltd.	1,800	9,301
Yamazaki Baking Co. Ltd.	600	13,452

		1,348,911
NETHERLANDS — 2.34%
Heineken Holding NV	288	22,134
Heineken NV	702	57,754
Koninklijke Ahold Delhaize NV	3,724	84,890
Koninklijke DSM NV	732	47,006
Koninklijke KPN NV	9,378	30,542
Koninklijke Vopak NV	312	15,734
RELX NV	2,478	41,765
Wolters Kluwer NV	1,424	55,033

		354,858

Security	Shares	Value
NEW ZEALAND — 0.49%
Auckland International Airport Ltd.	3,972	$18,726
Fletcher Building Ltd.	2,508	18,606
Meridian Energy Ltd.	5,706	10,491
Ryman Healthcare Ltd.	1,674	10,634
Spark New Zealand Ltd.	5,880	15,396

		73,853
NORWAY — 0.93%
Gjensidige Forsikring ASA	588	10,554
Marine Harvest ASA	1,662	30,193
Orkla ASA	2,924	27,658
Statoil ASA	4,434	72,758

		141,163
PORTUGAL — 0.18%
Jeronimo Martins SGPS SA	1,554	26,694

		26,694
SINGAPORE — 1.59%
Ascendas REIT	6,000	10,216
CapitaLand Commercial Trust	4,200	4,752
CapitaLand Mall Trust	7,200	10,708
Jardine Cycle & Carriage Ltd.	600	18,200
Jardine Matheson Holdings Ltd.	1,200	73,092
Singapore Telecommunications Ltd.	33,000	91,989
Suntec REIT	8,400	10,139
Wilmar International Ltd.	9,600	22,829

		241,925
SPAIN — 1.05%
Aena SAb	258	37,827
Amadeus IT Holding SA Class A	925	43,601
Endesa SA	876	18,596
Repsol SA	4,242	59,358

		159,382
SWEDEN — 1.51%
Assa Abloy AB	2,196	39,994
Boliden AB	912	21,159
Hexagon AB Class B	582	20,399
Husqvarna AB Class B	1,596	12,021
Lundin Petroleum ABa	990	17,832
Sandvik AB	3,624	41,255
Securitas AB Class B	816	12,627
Svenska Cellulosa AB SCA Class B	2,280	64,673

		229,960
SWITZERLAND — 4.16%
ABB Ltd. Registered	6,420	132,438

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

October 31, 2016

Security	Shares	Value
Actelion Ltd. Registered	426	$61,602
Barry Callebaut AG Registered	6	7,475
EMS-Chemie Holding AG Registered	36	18,084
Geberit AG Registered	132	55,889
Givaudan SA Registered	36	69,714
Lonza Group AG Registered	150	28,335
Partners Group Holding AG	66	33,437
Schindler Holding AG Participation Certificates	132	24,547
Schindler Holding AG Registered	84	15,545
SGS SA Registered	24	48,684
Sika AG Bearer	6	28,856
Swiss Prime Site AG Registered	330	27,380
Syngenta AG Registered	198	79,208

		631,194
UNITED KINGDOM — 37.30%
3i Group PLC	3,684	30,180
Admiral Group PLC	1,122	26,260
Aggreko PLC	1,410	13,798
Anglo American PLC[a]	10,872	150,125
BHP Billiton PLC	8,820	132,935
BP PLC	94,788	559,770
British American Tobacco PLC	11,826	677,376
Bunzl PLC	1,992	53,480
Compass Group PLC	8,910	161,106
Croda International PLC	406	17,339
DCC PLC	402	32,712
Diageo PLC	10,476	278,761
Experian PLC	4,536	87,113
Fresnillo PLC	1,704	34,119
GlaxoSmithKline PLC	23,880	471,875
Glencore PLC[a]	73,806	225,274
IMI PLC	888	10,776
Imperial Brands PLC	4,002	193,267
Intertek Group PLC	900	37,557
Mediclinic International PLC	2,322	25,699
National Grid PLC	19,710	256,281
Pearson PLC	4,326	40,008
Randgold Resources Ltd.	725	64,085
Reckitt Benckiser Group PLC	3,372	301,067
RELX PLC	5,124	91,399
Rio Tinto PLC	4,674	162,036
Rolls-Royce Holdings PLC	7,932	70,356
Rolls-Royce Holdings PLC New[a]	364,872	445
Royal Dutch Shell PLC Class A	15,759	392,211

Security	Shares	Value
Royal Dutch Shell PLC Class B	12,918	$333,569
Royal Mail PLC	3,907	23,421
RSA Insurance Group PLC	4,308	29,059
Sage Group PLC (The)	3,678	32,399
Severn Trent PLC	996	28,309
Smiths Group PLC	1,908	33,032
Tate & Lyle PLC	1,536	14,627
Tesco PLC[a]	30,943	79,618
Unilever PLC	7,206	300,709
United Utilities Group PLC	2,772	31,813
Weir Group PLC (The)	1,171	24,304
Wm Morrison Supermarkets PLC	10,728	29,667
Wolseley PLC	718	37,264
WPP PLC	3,096	67,207

		5,662,408

TOTAL COMMON STOCKS
(Cost: $14,681,901)		15,132,812

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	33,736	33,739
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	956	956

		34,695

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,695)		34,695

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $14,716,596)[g]		15,167,507
Other Assets, Less Liabilities — 0.09%		14,022

NET ASSETS — 100.00%		$15,181,529

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $14,777,998. Net unrealized appreciation was $389,509, of which $1,006,722 represented gross unrealized appreciation on securities and $617,213 represented gross unrealized depreciation on securities.

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$15,132,367	$445	$—	$15,132,812
Money market funds	34,695	—	—	34,695

Total	$15,167,062	$445	$—	$15,167,507

141

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.22%

AUSTRALIA — 5.77%
Amcor Ltd./Australia	4,624	$51,724
ASX Ltd.	1,368	49,061
Bendigo & Adelaide Bank Ltd.	2,768	23,443
Brambles Ltd.	6,352	55,731
Cochlear Ltd.	256	24,927
CSL Ltd.	2,128	162,756
Domino’s Pizza Enterprises Ltd.	344	16,818
Flight Centre Travel Group Ltd.	352	9,072
Goodman Group	10,194	52,671
GPT Group (The)	10,736	38,070
LendLease Group	3,232	33,251
Platinum Asset Management Ltd.	2,467	9,368
QBE Insurance Group Ltd.	7,456	56,680
REA Group Ltd.	416	16,189
Rio Tinto Ltd.	1,217	50,175
Scentre Group	31,432	100,695
Telstra Corp. Ltd.	33,384	126,510
TPG Telecom Ltd.	2,568	14,773
Westfield Corp.	17,200	116,486
Woodside Petroleum Ltd.	2,400	51,812
Woolworths Ltd.	4,040	72,706

		1,132,918
AUSTRIA — 0.15%
Andritz AG	272	14,208
OMV AG	472	14,733

		28,941
BELGIUM — 0.29%
Colruyt SA	224	12,023
Proximus SADP	933	26,673
Umicore SA	296	17,973

		56,669
CANADA — 6.57%
Alimentation Couche-Tard Inc. Class B	1,208	60,731
Cameco Corp.	1,384	10,667
Canadian Imperial Bank of Commerce/Canada	2,680	200,963
Canadian National Railway Co.	3,776	237,562
Canadian Pacific Railway Ltd.	528	75,537
CCL Industries Inc. Class B	96	17,086
CGI Group Inc. Class Aa	664	31,564
CI Financial Corp.	2,336	43,016
Constellation Software Inc./Canada	88	41,257

Security	Shares	Value
Dollarama Inc.	624	$46,666
Great-West Lifeco Inc.	1,984	49,872
IGM Financial Inc.	504	13,538
Imperial Oil Ltd.	912	29,601
Industrial Alliance Insurance & Financial Services Inc.	520	20,152
Intact Financial Corp.	816	55,514
Jean Coutu Group PJC Inc. (The) Class A	224	3,376
Keyera Corp.	736	22,109
Linamar Corp.	280	11,396
Magna International Inc. Class A	2,261	92,903
Metro Inc.	656	20,293
Pembina Pipeline Corp.	1,288	39,603
Peyto Exploration & Development Corp.	496	12,753
Potash Corp. of Saskatchewan Inc.	2,929	47,664
Power Financial Corp.	1,480	35,005
PrairieSky Royalty Ltd.	600	13,059
Saputo Inc.	536	19,276
TELUS Corp.	895	29,002
Veresen Inc.	896	8,123

		1,288,288
DENMARK — 3.47%
Chr Hansen Holding A/S	512	30,617
Coloplast A/S Class B	656	45,704
DSV A/S	835	40,408
Novo Nordisk A/S Class B	10,800	385,774
Novozymes A/S Class B	1,240	45,992
Pandora A/S	827	107,486
Tryg A/S	824	16,076
William Demant Holding A/Sa	440	8,183

		680,240
FINLAND — 2.01%
Elisa OYJ	1,000	33,653
Fortum OYJ	1,528	25,443
Kone OYJ Class B	2,416	111,048
Metso OYJ	440	11,528
Nokian Renkaat OYJ	616	20,643
Orion OYJ Class B	552	23,472
Sampo OYJ Class A	3,048	139,563
Wartsila OYJ Abp	696	30,060

		395,410
FRANCE — 7.17%
Air Liquide SA	1,296	131,668
Airbus Group SE	2,176	129,166

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

October 31, 2016

Security	Shares	Value
AXA SA	11,328	$254,999
Hermes International	200	80,921
L’Oreal SA	640	114,391
Legrand SA	992	55,992
SCOR SE	912	29,482
Societe BIC SA	136	18,829
Technip SA	256	16,955
Thales SA	456	42,874
Total SA	6,840	327,813
Unibail-Rodamco SE	553	131,545
Valeo SA	1,264	72,744

		1,407,379
GERMANY — 6.97%
Allianz SE Registered	2,360	367,359
BASF SE	2,969	261,346
Beiersdorf AG	288	25,320
Continental AG	600	114,805
Deutsche Post AG Registered	3,256	100,759
Evonik Industries AG	520	16,223
Hannover Rueck SE	424	47,199
Henkel AG & Co. KGaA	280	30,786
HUGO BOSS AG	536	33,615
K+S AG Registered	592	11,960
METRO AG	600	17,949
RTL Group SAa	248	19,411
SAP SE	3,105	273,113
Symrise AG	392	26,861
United Internet AG Registered[b]	504	20,657

		1,367,363
HONG KONG — 7.35%
AIA Group Ltd.	68,800	434,278
Cheung Kong Infrastructure Holdings Ltd.	2,000	16,390
Cheung Kong Property Holdings Ltd.	12,000	88,899
CLP Holdings Ltd.	5,000	50,872
Hang Seng Bank Ltd.	4,800	86,717
Henderson Land Development Co. Ltd.	8,820	52,261
Hong Kong & China Gas Co. Ltd.	32,280	63,271
Hong Kong Exchanges & Clearing Ltd.	10,700	283,407
Hysan Development Co. Ltd.	2,000	9,233
Link REIT	13,000	92,703
MGM China Holdings Ltd.	3,200	5,298
Power Assets Holdings Ltd.	4,000	37,628
Sands China Ltd.	12,800	55,707
Sino Land Co. Ltd.	16,000	27,235

Security	Shares	Value
Sun Hung Kai Properties Ltd.	8,000	$119,461
Swire Properties Ltd.	6,400	18,404

		1,441,764
IRELAND — 0.22%
Kerry Group PLC Class A	392	28,421
Ryanair Holdings PLC ADR[a]	192	14,417

		42,838
ISRAEL — 0.32%
Check Point Software Technologies Ltd.[a]	560	47,354
Israel Chemicals Ltd.	1,544	5,491
Taro Pharmaceutical Industries Ltd.[a]	104	10,557

		63,402
ITALY — 0.40%
Snam SpA	8,360	44,006
Tenaris SA	1,275	18,002
UnipolSai SpA	8,296	15,824

		77,832
JAPAN — 12.05%
ABC-Mart Inc.	100	6,081
Aeon Mall Co. Ltd.	800	11,876
Calbee Inc.	100	3,626
Daicel Corp.	800	10,536
Daito Trust Construction Co. Ltd.	800	133,796
Daiwa House Industry Co. Ltd.	3,200	87,883
FANUC Corp.	800	149,822
Fuji Heavy Industries Ltd.	4,000	155,836
GungHo Online Entertainment Inc.[c]	2,400	6,075
Hachijuni Bank Ltd. (The)	2,400	13,086
INPEX Corp.	3,200	30,013
Iyo Bank Ltd. (The)	1,600	9,836
Japan Airlines Co. Ltd.	100	2,946
Japan Exchange Group Inc.	4,000	59,495
Japan Tobacco Inc.	3,200	121,623
JSR Corp.	800	12,165
Kakaku.com Inc.	800	13,437
Kansai Paint Co. Ltd.	800	17,205
KDDI Corp.	11,200	340,205
Keyence Corp.	100	73,331
Koito Manufacturing Co. Ltd.	800	41,719
Kuraray Co. Ltd.	1,600	24,270
Kyushu Financial Group Inc.	2,400	15,964
M3 Inc.	800	24,361
Mitsubishi Motors Corp.	3,200	17,814
Murata Manufacturing Co. Ltd.	800	111,681

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

October 31, 2016

Security	Shares	Value
Nabtesco Corp.	800	$23,904
Nitori Holdings Co. Ltd.	400	47,847
Nitto Denko Corp.	800	55,772
NTT DOCOMO Inc.	8,000	201,018
Osaka Gas Co. Ltd.	8,000	33,245
Park24 Co. Ltd.	800	24,704
Santen Pharmaceutical Co. Ltd.	1,600	23,356
Seven Bank Ltd.	4,800	14,754
Shimano Inc.	400	68,364
Shin-Etsu Chemical Co. Ltd.	1,200	91,023
SMC Corp./Japan	100	29,015
Sony Financial Holdings Inc.	800	11,237
Start Today Co. Ltd.	2,400	42,114
Sysmex Corp.	800	55,498
T&D Holdings Inc.	3,200	38,704
Tokyo Gas Co. Ltd.	8,000	36,253
Trend Micro Inc./Japan	800	28,168
USS Co. Ltd.	800	13,536
Yahoo Japan Corp.	8,000	30,680

		2,363,874
NETHERLANDS — 3.21%
Akzo Nobel NV	784	50,603
ASML Holding NV	1,376	145,558
Boskalis Westminster	304	9,796
Koninklijke Ahold Delhaize NV	1,641	37,407
Koninklijke Vopak NV	272	13,717
Randstad Holding NV	448	23,040
RELX NV	5,681	95,748
Unilever NV CVA	6,072	254,131

		630,000
NEW ZEALAND — 0.09%
Contact Energy Ltd.	2,712	9,216
Ryman Healthcare Ltd.	1,360	8,640

		17,856
NORWAY — 0.56%
Gjensidige Forsikring ASA	1,232	22,112
Statoil ASA	4,033	66,178
Yara International ASA	592	20,950

		109,240
PORTUGAL — 0.24%
Galp Energia SGPS SA	1,245	16,855
Jeronimo Martins SGPS SA	1,776	30,507

		47,362

Security	Shares	Value
SINGAPORE — 1.56%
Ascendas REIT	10,546	$17,957
CapitaLand Commercial Trust	10,400	11,768
CapitaLand Mall Trust	12,800	19,036
City Developments Ltd.	1,600	9,759
ComfortDelGro Corp. Ltd.	8,800	16,059
Keppel Corp. Ltd.	4,800	18,208
Singapore Exchange Ltd.	8,600	43,806
Singapore Technologies Engineering Ltd.	8,800	19,789
Singapore Telecommunications Ltd.	48,800	136,033
UOL Group Ltd.	2,400	9,776
Yangzijiang Shipbuilding Holdings Ltd.	8,000	4,282

		306,473
SPAIN — 2.94%
Amadeus IT Holding SA Class A	2,192	103,323
Enagas SA	55	1,577
Endesa SA	1,984	42,116
Iberdrola SA	17,362	118,171
Industria de Diseno Textil SA	7,664	267,539
Mapfre SA	7,997	23,730
Red Electrica Corp. SA	194	4,042
Zardoya Otis SA	2,019	17,020

		577,518
SWEDEN — 2.95%
Alfa Laval AB	1,240	17,841
Assa Abloy AB	4,256	77,510
Atlas Copco AB Class A	3,536	103,867
Atlas Copco AB Class B	2,216	58,019
Boliden AB	768	17,818
Hennes & Mauritz AB Class B	8,152	229,610
Securitas AB Class B	1,104	17,083
Skanska AB Class B	1,616	35,145
SKF AB Class B	1,240	21,044

		577,937
SWITZERLAND — 13.39%
ABB Ltd. Registered	6,736	138,957
Actelion Ltd. Registered	552	79,822
Adecco Group AG Registered	736	43,800
EMS-Chemie Holding AG Registered	48	24,112
Geberit AG Registered	208	88,067
Givaudan SA Registered	40	77,460
Kuehne + Nagel International AG Registered	384	52,111

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

October 31, 2016

Security	Shares	Value
Nestle SA Registered	7,201	$522,471
Partners Group Holding AG	184	93,219
Roche Holding AG	3,072	706,725
Schindler Holding AG Participation Certificates	256	47,607
Schindler Holding AG Registered	120	22,206
SGS SA Registered	32	64,912
Sika AG Bearer	8	38,475
Swiss Life Holding AG Registered	160	42,391
Swiss Re AG	2,088	194,041
Swisscom AG Registered	136	62,258
Syngenta AG Registered	344	137,614
Zurich Insurance Group AG	728	190,595

		2,626,843
UNITED KINGDOM — 21.54%
Aberdeen Asset Management PLC	8,128	31,775
Admiral Group PLC	2,168	50,741
Aggreko PLC	1,016	9,942
Ashtead Group PLC	1,824	28,460
Associated British Foods PLC	808	24,287
AstraZeneca PLC	4,904	274,697
Babcock International Group PLC	1,000	12,075
BAE Systems PLC	17,952	118,903
Berkeley Group Holdings PLC	952	27,419
British Land Co. PLC (The)	4,401	31,460
Bunzl PLC	1,776	47,681
Burberry Group PLC	3,096	55,754
Centrica PLC	17,816	46,592
Cobham PLC	6,576	11,473
Compass Group PLC	10,472	189,350
Croda International PLC	752	32,116
Diageo PLC	6,784	180,519
Direct Line Insurance Group PLC	9,008	38,064
easyJet PLC	1,085	12,412
Experian PLC	4,232	81,274
GKN PLC	10,704	41,715
Hargreaves Lansdown PLC	2,728	38,635
ICAP PLC	4,656	27,541
IMI PLC	1,680	20,388
Imperial Brands PLC	2,280	110,107
Inmarsat PLC	2,280	19,527
Intertek Group PLC	600	25,038
ITV PLC	28,105	58,504
Johnson Matthey PLC	744	30,975
Legal & General Group PLC	41,224	105,392

Security	Shares	Value
London Stock Exchange Group PLC	2,104	$72,183
Marks & Spencer Group PLC	7,576	31,495
Meggitt PLC	2,448	13,010
Mondi PLC	1,529	29,793
National Grid PLC	12,397	161,193
Old Mutual PLC	26,384	64,908
Persimmon PLC	1,992	41,199
Provident Financial PLC	1,104	39,762
Prudential PLC	17,600	286,755
Reckitt Benckiser Group PLC	2,336	208,568
RELX PLC	6,442	114,908
Rio Tinto PLC	3,616	125,357
Rolls-Royce Holdings PLC	8,368	74,223
Rolls-Royce Holdings PLC New[a]	384,928	470
Royal Dutch Shell PLC Class A	12,363	307,691
Royal Dutch Shell PLC Class B	10,784	278,465
Sage Group PLC (The)	6,008	52,923
Schroders PLC	1,040	35,794
Smith & Nephew PLC	2,776	40,094
Smiths Group PLC	1,680	29,085
St. James’s Place PLC	3,872	44,673
Tate & Lyle PLC	1,200	11,428
Taylor Wimpey PLC	16,528	28,594
Travis Perkins PLC	888	14,452
Unilever PLC	5,024	209,653
Whitbread PLC	1,016	44,842
William Hill PLC	4,224	15,255
Wolseley PLC	1,272	66,017

		4,225,606

TOTAL COMMON STOCKS
(Cost: $19,667,428)		19,465,753

PREFERRED STOCKS — 0.37%

GERMANY — 0.37%
Fuchs Petrolub SE	352	15,714
Henkel AG & Co. KGaA	440	56,384

		72,098

TOTAL PREFERRED STOCKS
(Cost: $66,015)		72,098

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	6,479	6,480

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

October 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	3,550	$3,550

		10,030

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,030)		10,030

TOTAL INVESTMENTS IN SECURITIES — 99.64%
(Cost: $19,743,473)[g]		19,547,881
Other Assets, Less Liabilities — 0.36%		70,039

NET ASSETS — 100.00%		$19,617,920

ADR	— American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $19,814,788. Net unrealized depreciation was $266,907, of which $882,603 represented gross unrealized appreciation on securities and $1,149,510 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$19,465,283	$470	$—	$19,465,753
Preferred stocks	72,098	—	—	72,098
Money market funds	10,030	—	—	10,030

Total	$19,547,411	$470	$—	$19,547,881

146

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.06%

AUSTRALIA — 8.89%
AGL Energy Ltd.	721	$10,523
Alumina Ltd.	2,594	3,119
Amcor Ltd./Australia	610	6,823
AMP Ltd.	1,253	4,357
APA Group	1,237	7,493
Aristocrat Leisure Ltd.	519	6,058
ASX Ltd.	318	11,405
Aurizon Holdings Ltd.	2,068	7,679
AusNet Services	7,831	8,938
Australia & New Zealand Banking Group Ltd.	273	5,785
Bank of Queensland Ltd.	534	4,250
Bendigo & Adelaide Bank Ltd.	767	6,496
BHP Billiton Ltd.	341	5,986
Boral Ltd.	1,218	5,839
Brambles Ltd.	953	8,361
Caltex Australia Ltd.	189	4,420
CIMIC Group Ltd.	106	2,387
Coca-Cola Amatil Ltd.	1,147	8,327
Cochlear Ltd.	68	6,621
Commonwealth Bank of Australia	120	6,701
Computershare Ltd.	737	5,917
Crown Resorts Ltd.	432	3,580
CSL Ltd.	109	8,337
Dexus Property Group	1,358	9,238
DUET Group	5,318	9,631
Flight Centre Travel Group Ltd.	126	3,247
Goodman Group	1,830	9,455
GPT Group (The)	2,874	10,191
Harvey Norman Holdings Ltd.	1,580	6,072
Healthscope Ltd.	1,357	2,282
Incitec Pivot Ltd.	1,521	3,414
Insurance Australia Group Ltd.	1,923	8,063
James Hardie Industries PLC	330	4,929
LendLease Group	568	5,844
Macquarie Group Ltd.	99	6,012
Medibank Pvt Ltd.	2,915	5,723
Mirvac Group	6,354	10,105
National Australia Bank Ltd.	270	5,753
Newcrest Mining Ltd.	151	2,592
Oil Search Ltd.	604	3,061
Orica Ltd.	265	3,285

Security	Shares	Value
Origin Energy Ltd.	656	$2,671
Platinum Asset Management Ltd.	906	3,440
QBE Insurance Group Ltd.	347	2,638
Ramsay Health Care Ltd.	121	6,755
REA Group Ltd.	123	4,787
Rio Tinto Ltd.	128	5,277
Santos Ltd.	454	1,233
Scentre Group	2,806	8,989
Seek Ltd.	282	3,142
Sonic Healthcare Ltd.	456	7,110
South32 Ltd.	1,680	3,285
Stockland	2,872	9,660
Suncorp Group Ltd.	808	7,360
Sydney Airport	1,593	7,588
Tabcorp Holdings Ltd.	1,908	7,027
Tatts Group Ltd.	2,792	8,626
Telstra Corp. Ltd.	2,586	9,800
TPG Telecom Ltd.	345	1,985
Transurban Group	1,557	12,310
Treasury Wine Estates Ltd.	409	3,343
Vicinity Centres	3,794	8,286
Vocus Communications Ltd.	572	2,485
Wesfarmers Ltd.	285	8,894
Westfield Corp.	1,250	8,466
Westpac Banking Corp.	236	5,472
Woodside Petroleum Ltd.	290	6,261
Woolworths Ltd.	411	7,397

		422,586
AUSTRIA — 0.37%
Andritz AG	105	5,484
Erste Group Bank AG	132	4,140
OMV AG	148	4,620
Voestalpine AG	92	3,250

		17,494
BELGIUM — 1.31%
Ageas	157	5,727
Anheuser-Busch InBev SA/NV	47	5,386
Colruyt SA	142	7,622
Groupe Bruxelles Lambert SA	109	9,363
KBC Group NVa	95	5,781
Proximus SADP	165	4,717
Solvay SA	47	5,387
Telenet Group Holding NVa	153	8,179
UCB SA	61	4,125
Umicore SA	95	5,768

		62,055

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
CANADA — 11.41%
Agnico Eagle Mines Ltd.	48	$2,440
Agrium Inc.	59	5,420
Alimentation Couche-Tard Inc. Class B	107	5,379
AltaGas Ltd.	186	4,606
ARC Resources Ltd.	204	3,466
Atco Ltd./Canada Class I	239	8,385
Bank of Montreal	174	11,082
Bank of Nova Scotia (The)	181	9,734
BCE Inc.	382	17,369
Bombardier Inc. Class Ba	695	923
Brookfield Asset Management Inc. Class A	282	9,883
CAE Inc.	756	10,627
Cameco Corp.	364	2,806
Canadian Imperial Bank of Commerce/Canada	131	9,823
Canadian National Railway Co.	119	7,487
Canadian Natural Resources Ltd.	109	3,462
Canadian Pacific Railway Ltd.	32	4,578
Canadian Tire Corp. Ltd. Class A	78	7,588
Canadian Utilities Ltd. Class A	270	7,722
Cenovus Energy Inc.	203	2,931
CGI Group Inc. Class Aa	124	5,894
CI Financial Corp.	465	8,563
Constellation Software Inc./Canada	11	5,157
Dollarama Inc.	87	6,506
Empire Co. Ltd. Class A	388	5,593
Enbridge Inc.	134	5,791
Fairfax Financial Holdings Ltd.	16	8,201
Finning International Inc.	234	4,358
First Capital Realty Inc.	1,157	18,465
Fortis Inc./Canada	420	13,835
Franco-Nevada Corp.	45	2,948
George Weston Ltd.	129	10,520
Gildan Activewear Inc.	280	7,197
Goldcorp Inc.	115	1,748
Great-West Lifeco Inc.	366	9,200
H&R REIT	622	10,586
Husky Energy Inc.[a]	272	2,929
IGM Financial Inc.	242	6,500
Imperial Oil Ltd.	192	6,232
Industrial Alliance Insurance & Financial Services Inc.	174	6,743
Intact Financial Corp.	250	17,008

Security	Shares	Value
Jean Coutu Group PJC Inc. (The) Class A	323	$4,868
Keyera Corp.	157	4,716
Loblaw Companies Ltd.	169	8,345
Magna International Inc. Class A	114	4,684
Manulife Financial Corp.	364	5,277
Methanex Corp.	107	3,892
Metro Inc.	335	10,363
National Bank of Canada	215	7,681
Onex Corp.	184	11,911
Open Text Corp.	70	4,350
Pembina Pipeline Corp.	210	6,457
Peyto Exploration & Development Corp.	163	4,191
Potash Corp. of Saskatchewan Inc.	223	3,629
Power Corp. of Canada	330	7,084
Power Financial Corp.	337	7,971
PrairieSky Royalty Ltd.	87	1,894
Restaurant Brands International Inc.	90	4,004
RioCan REIT	513	9,983
Rogers Communications Inc. Class B	256	10,307
Royal Bank of Canada	190	11,880
Saputo Inc.	333	11,976
Shaw Communications Inc. Class B	577	11,443
Silver Wheaton Corp.	148	3,569
Smart REIT	398	9,933
SNC-Lavalin Group Inc.	124	5,042
Sun Life Financial Inc.	232	7,771
Suncor Energy Inc.	181	5,436
TELUS Corp.	336	10,888
Thomson Reuters Corp.	302	11,911
Toronto-Dominion Bank (The)	250	11,352
Tourmaline Oil Corp.[a]	139	3,645
TransCanada Corp.	199	9,016
Vermilion Energy Inc.	84	3,297
West Fraser Timber Co. Ltd.	74	2,535
Yamana Gold Inc.	268	958

		541,944
DENMARK — 1.50%
AP Moller – Maersk A/S Class A	2	2,922
AP Moller – Maersk A/S Class B	3	4,598
Carlsberg A/S Class B	81	7,293
Chr Hansen Holding A/S	100	5,980
Coloplast A/S Class B	64	4,459
Danske Bank A/S	215	6,628
DSV A/S	182	8,807
ISS A/S	91	3,572

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
Novo Nordisk A/S Class B	95	$3,393
Novozymes A/S Class B	99	3,672
TDC A/Sa	852	4,694
Tryg A/S	364	7,102
William Demant Holding A/Sa	430	7,997

		71,117
FINLAND — 1.06%
Elisa OYJ	176	5,923
Fortum OYJ	286	4,762
Kone OYJ Class B	112	5,148
Metso OYJ	138	3,615
Neste OYJ	99	4,268
Nokia OYJ	454	2,025
Nokian Renkaat OYJ	62	2,078
Orion OYJ Class B	90	3,827
Sampo OYJ Class A	148	6,777
Stora Enso OYJ Class R	380	3,589
UPM-Kymmene OYJ	165	3,834
Wartsila OYJ Abp	106	4,578

		50,424
FRANCE — 7.59%
Accor SA	107	4,057
Aeroports de Paris	64	6,455
Air Liquide SA	78	7,924
Airbus Group SE	67	3,977
Alstom SAa	153	4,104
ArcelorMittal[a]	416	2,799
Arkema SA	32	3,030
Atos SE	74	7,675
AXA SA	156	3,512
BNP Paribas SA	86	4,981
Bollore SA	1,061	3,489
Bouygues SA	116	3,777
Bureau Veritas SA	305	5,754
Capgemini SA	62	5,130
Carrefour SA	145	3,798
Casino Guichard Perrachon SA	58	2,882
Christian Dior SE	32	6,165
Cie. de Saint-Gobain	83	3,680
Cie. Generale des Etablissements Michelin Class B	45	4,865
CNP Assurances	225	3,893
Credit Agricole SA	363	3,912
Danone SA	121	8,367
Dassault Systemes	95	7,513

Security	Shares	Value
Edenred	156	$3,609
Electricite de France SA	250	2,798
Engie SA	306	4,406
Essilor International SA	45	5,051
Eurazeo SA	70	4,023
Eutelsat Communications SA	205	4,292
Fonciere des Regions	72	6,285
Gecina SA	55	8,007
Groupe Eurotunnel SE Registered	380	3,554
Hermes International	18	7,283
ICADE	75	5,383
Iliad SA	16	3,352
Imerys SA	90	6,251
Ingenico Group SA	39	3,082
JCDecaux SA	138	4,214
Kering	25	5,537
Klepierre	150	6,127
L’Oreal SA	45	8,043
Lagardere SCA	217	5,519
Legrand SA	92	5,193
LVMH Moet Hennessy Louis Vuitton SE	32	5,807
Natixis SA	811	4,094
Orange SA	212	3,335
Pernod Ricard SA	63	7,483
Publicis Groupe SA	81	5,550
Remy Cointreau SA	64	5,185
Renault SA	25	2,168
Rexel SA	224	3,103
Safran SA	81	5,561
Sanofi	56	4,356
Schneider Electric SE	64	4,289
SCOR SE	202	6,530
SES SA	293	6,729
SFR Group SA	121	3,255
Societe BIC SA	45	6,230
Societe Generale SA	78	3,041
Sodexo SA	74	8,582
STMicroelectronics NV	444	4,228
Suez	342	5,408
Technip SA	59	3,908
Thales SA	82	7,710
Total SA	80	3,834
Unibail-Rodamco SE	23	5,471
Valeo SA	54	3,108
Veolia Environnement SA	274	5,971

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
Vinci SA	100	$7,233
Vivendi SA	318	6,421
Wendel SA	52	5,974
Zodiac Aerospace	99	2,406

		360,718
GERMANY — 5.28%
adidas AG	32	5,241
Allianz SE Registered	34	5,292
Axel Springer SE	99	4,950
BASF SE	54	4,753
Bayer AG Registered	42	4,157
Bayerische Motoren Werke AG	39	3,393
Beiersdorf AG	91	8,000
Brenntag AG	114	6,085
Commerzbank AG	627	4,252
Continental AG	16	3,062
Covestro AGb	76	4,486
Daimler AG Registered	30	2,135
Deutsche Bank AG Registered[a]	305	4,398
Deutsche Boerse AGa	69	5,361
Deutsche Lufthansa AG Registered	216	2,757
Deutsche Post AG Registered	153	4,735
Deutsche Telekom AG Registered	257	4,182
Deutsche Wohnen AG Bearer	178	5,799
E.ON SE	398	2,911
Evonik Industries AG	144	4,493
Fraport AG Frankfurt Airport Services Worldwide	118	6,994
Fresenius Medical Care AG & Co. KGaA	70	5,694
Fresenius SE & Co. KGaA	80	5,897
GEA Group AG	132	5,097
Hannover Rueck SE	66	7,347
HeidelbergCement AG	64	6,045
Henkel AG & Co. KGaA	63	6,927
HUGO BOSS AG	60	3,763
Infineon Technologies AG	325	5,827
Lanxess AG	71	4,540
Linde AG	40	6,590
MAN SE	143	14,603
Merck KGaA	46	4,723
METRO AG	114	3,410
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	33	6,388
Osram Licht AG	77	4,360
ProSiebenSat.1 Media SE Registered	114	4,906

Security	Shares	Value
QIAGEN NVa	232	$5,673
RTL Group SAa	28	2,192
RWE AGa	216	3,424
SAP SE	86	7,565
Siemens AG Registered	52	5,897
Symrise AG	125	8,565
Telefonica Deutschland Holding AG	867	3,356
ThyssenKrupp AG	186	4,300
United Internet AG Registered[c]	127	5,205
Volkswagen AG	8	1,193
Vonovia SE	146	5,135
Zalando SEa,b	112	4,910

		250,968
HONG KONG — 5.81%
AIA Group Ltd.	1,200	7,575
ASM Pacific Technology Ltd.	500	4,826
Bank of East Asia Ltd. (The)	1,600	6,448
BOC Hong Kong Holdings Ltd.	2,000	7,144
Cathay Pacific Airways Ltd.	3,000	3,954
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,195
Cheung Kong Property Holdings Ltd.	500	3,704
CK Hutchison Holdings Ltd.	500	6,186
CLP Holdings Ltd.	2,000	20,348
First Pacific Co. Ltd./Hong Kong	8,000	6,066
Hang Lung Properties Ltd.	2,000	4,415
Hang Seng Bank Ltd.	600	10,840
Henderson Land Development Co. Ltd.	1,100	6,518
HK Electric Investments & HK Electric Investments Ltd.[b]	12,000	11,884
HKT Trust & HKT Ltd.	3,000	4,124
Hong Kong & China Gas Co. Ltd.	5,600	10,976
Hong Kong Exchanges & Clearing Ltd.	100	2,649
Hongkong Land Holdings Ltd.	1,000	6,700
Hysan Development Co. Ltd.	2,000	9,233
Kerry Properties Ltd.	2,000	6,331
Li & Fung Ltd.	6,000	2,956
Link REIT	1,500	10,696
Melco Crown Entertainment Ltd. ADR	134	2,243
MGM China Holdings Ltd.	1,200	1,987
MTR Corp. Ltd.	2,500	13,846
New World Development Co. Ltd.	4,000	4,988
NWS Holdings Ltd.	3,000	5,315
PCCW Ltd.	10,000	5,957
Power Assets Holdings Ltd.	1,000	9,407
Shangri-La Asia Ltd.	4,000	4,400

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
Sino Land Co. Ltd.	4,000	$6,809
SJM Holdings Ltd.	4,000	2,770
Sun Hung Kai Properties Ltd.	1,000	14,933
Swire Pacific Ltd. Class A	1,000	10,400
Swire Properties Ltd.	2,000	5,751
Techtronic Industries Co. Ltd.	1,000	3,765
Wharf Holdings Ltd. (The)	1,000	7,518
Wheelock & Co. Ltd.	1,000	6,177
Wynn Macau Ltd.	1,600	2,455
Yue Yuen Industrial Holdings Ltd.	1,500	5,716

		276,205
IRELAND — 0.35%
CRH PLC	116	3,772
Kerry Group PLC Class A	100	7,251
Paddy Power Betfair PLC	27	2,791
Ryanair Holdings PLC ADR[a]	36	2,703

		16,517
ISRAEL — 1.60%
Azrieli Group Ltd.	223	9,487
Bank Hapoalim BM	2,205	12,711
Bank Leumi le-Israel BMa	3,036	11,446
Bezeq The Israeli Telecommunication Corp. Ltd.	2,511	4,557
Check Point Software Technologies Ltd.[a]	90	7,610
Israel Chemicals Ltd.	704	2,504
Mizrahi Tefahot Bank Ltd.	794	10,337
Mobileye NVa	127	4,722
Nice Ltd.	89	5,902
Taro Pharmaceutical Industries Ltd.[a]	35	3,553
Teva Pharmaceutical Industries Ltd.	82	3,431

		76,260
ITALY — 1.70%
Assicurazioni Generali SpA	462	5,961
Atlantia SpA	196	4,793
CNH Industrial NV	671	5,208
Enel SpA	1,593	6,845
Eni SpA	291	4,214
EXOR SpA	153	6,492
Intesa Sanpaolo SpA	646	1,494
Luxottica Group SpA	124	6,164
Prysmian SpA	225	5,592
Snam SpA	1,695	8,922
Telecom Italia SpA/Milano[a]	3,900	3,380
Tenaris SA	370	5,224

Security	Shares	Value
Terna Rete Elettrica Nazionale SpA	2,454	$12,003
UniCredit SpA	1,813	4,492

		80,784
JAPAN — 22.58%
ABC-Mart Inc.	100	6,081
Aeon Co. Ltd.	300	4,148
AEON Financial Service Co. Ltd.	100	1,761
Aisin Seiki Co. Ltd.	100	4,392
Ajinomoto Co. Inc.	200	4,447
Alfresa Holdings Corp.	200	4,229
Amada Holdings Co. Ltd.	300	3,420
ANA Holdings Inc.	2,000	5,618
Aozora Bank Ltd.	2,000	6,604
Asahi Glass Co. Ltd.	1,000	6,994
Asahi Group Holdings Ltd.	200	7,139
Asahi Kasei Corp.	1,000	9,019
ASICS Corp.	200	4,267
Astellas Pharma Inc.	500	7,420
Bandai Namco Holdings Inc.	200	5,995
Benesse Holdings Inc.	200	5,240
Bridgestone Corp.	100	3,726
Calbee Inc.	100	3,626
Canon Inc.	300	8,613
Casio Computer Co. Ltd.	200	2,790
Chubu Electric Power Co. Inc.	400	5,879
Chugai Pharmaceutical Co. Ltd.	100	3,407
Chugoku Bank Ltd. (The)	400	5,367
Concordia Financial Group Ltd.	900	4,173
Credit Saison Co. Ltd.	200	3,456
Daiichi Sankyo Co. Ltd.	200	4,808
Daiwa House Industry Co. Ltd.	100	2,746
Daiwa House REIT Investment Corp.	4	10,791
Denso Corp.	100	4,344
Dentsu Inc.	100	4,986
Eisai Co. Ltd.	100	6,374
Electric Power Development Co. Ltd.	200	4,657
FamilyMart UNY Holdings Co. Ltd.	200	12,523
Fuji Electric Co. Ltd.	1,000	4,996
Fuji Heavy Industries Ltd.	100	3,896
FUJIFILM Holdings Corp.	100	3,783
Fukuoka Financial Group Inc.	1,000	4,330
Hakuhodo DY Holdings Inc.	400	4,808
Hamamatsu Photonics KK	200	6,052
Hankyu Hanshin Holdings Inc.	200	6,623
Hino Motors Ltd.	300	3,269

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
Hisamitsu Pharmaceutical Co. Inc.	100	$5,339
Hitachi Chemical Co. Ltd.	200	4,682
Hitachi High-Technologies Corp.	100	4,173
Hokuriku Electric Power Co.	500	5,676
Honda Motor Co. Ltd.	200	5,984
Hoya Corp.	100	4,173
Idemitsu Kosan Co. Ltd.	200	4,608
IHI Corp.[a]	1,000	2,636
INPEX Corp.	400	3,752
Isetan Mitsukoshi Holdings Ltd.	400	4,042
Isuzu Motors Ltd.	300	3,710
ITOCHU Corp.	400	5,057
Iyo Bank Ltd. (The)	700	4,303
J Front Retailing Co. Ltd.	400	5,508
Japan Airlines Co. Ltd.	100	2,946
Japan Post Bank Co. Ltd.	300	3,534
Japan Post Holdings Co. Ltd.	300	3,820
Japan Prime Realty Investment Corp.	1	4,306
Japan Real Estate Investment Corp.	1	5,776
Japan Retail Fund Investment Corp.	3	6,792
Japan Tobacco Inc.	100	3,801
JFE Holdings Inc.	300	4,301
JSR Corp.	300	4,562
JX Holdings Inc.	1,100	4,354
Kajima Corp.	1,000	6,747
Kamigumi Co. Ltd.	1,000	8,536
Kaneka Corp.	1,000	8,279
Kao Corp.	100	5,143
KDDI Corp.	100	3,038
Keihan Holdings Co. Ltd.	1,000	6,747
Keikyu Corp.	1,000	10,078
Keio Corp.	1,000	8,279
Kintetsu Group Holdings Co. Ltd.	2,000	8,070
Kirin Holdings Co. Ltd.	400	6,880
Koito Manufacturing Co. Ltd.	100	5,215
Komatsu Ltd.	300	6,689
Konami Holdings Corp.	100	3,944
Konica Minolta Inc.	500	4,477
Kuraray Co. Ltd.	400	6,067
Kurita Water Industries Ltd.	300	7,100
Kyocera Corp.	100	4,863
Kyushu Financial Group Inc.	600	3,991
Lawson Inc.	100	7,594
LIXIL Group Corp.	200	4,592
Mabuchi Motor Co. Ltd.	100	5,814

Security	Shares	Value
Marubeni Corp.	1,200	$6,311
Marui Group Co. Ltd.	200	2,807
Maruichi Steel Tube Ltd.	100	3,221
McDonald’s Holdings Co. Japan Ltd.	400	11,495
Mebuki Financial Group Inc.	1,870	6,655
Medipal Holdings Corp.	300	5,124
Miraca Holdings Inc.	100	4,834
Mitsubishi Chemical Holdings Corp.	900	5,918
Mitsubishi Corp.	300	6,540
Mitsubishi Materials Corp.	100	2,869
Mitsubishi Tanabe Pharma Corp.	400	7,788
Mitsubishi UFJ Financial Group Inc.	1,100	5,701
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	4,844
Mitsui & Co. Ltd.	400	5,550
Mitsui Chemicals Inc.	1,000	4,929
Mitsui OSK Lines Ltd.	1,000	2,503
Mizuho Financial Group Inc.	3,200	5,393
MS&AD Insurance Group Holdings Inc.	200	5,942
Nabtesco Corp.	200	5,976
Nagoya Railroad Co. Ltd.	1,000	5,272
NGK Spark Plug Co. Ltd.	200	3,951
NHK Spring Co. Ltd.	500	4,710
Nidec Corp.	100	9,678
Nikon Corp.	300	4,531
Nippon Building Fund Inc.	1	5,929
Nippon Express Co. Ltd.	1,000	4,939
Nippon Paint Holdings Co. Ltd.	100	3,407
Nippon Prologis REIT Inc.	2	4,516
Nippon Steel & Sumitomo Metal Corp.	200	3,956
Nippon Telegraph & Telephone Corp.	100	4,435
Nippon Yusen KK	2,000	4,092
Nissan Motor Co. Ltd.	500	5,084
Nisshin Seifun Group Inc.	400	5,892
Nissin Foods Holdings Co. Ltd.	100	5,786
NOK Corp.	200	4,486
Nomura Holdings Inc.	1,100	5,511
Nomura Real Estate Holdings Inc.	200	3,382
Nomura Real Estate Master Fund Inc.	6	9,706
Nomura Research Institute Ltd.	200	6,937
NTT Data Corp.	100	5,158
NTT DOCOMO Inc.	200	5,025
NTT Urban Development Corp.	400	3,669
Obayashi Corp.	500	4,820
Olympus Corp.	100	3,569
Omron Corp.	100	3,835

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
Oracle Corp. Japan	100	$5,443
Oriental Land Co. Ltd./Japan	100	5,840
ORIX Corp.	300	4,755
Osaka Gas Co. Ltd.	2,000	8,311
Otsuka Corp.	100	4,758
Otsuka Holdings Co. Ltd.	100	4,375
Park24 Co. Ltd.	200	6,176
Recruit Holdings Co. Ltd.	100	4,016
Resona Holdings Inc.	1,000	4,435
Ricoh Co. Ltd.	500	4,073
Rinnai Corp.	100	9,611
Sankyo Co. Ltd.	100	3,521
Santen Pharmaceutical Co. Ltd.	300	4,379
Secom Co. Ltd.	100	7,216
Sega Sammy Holdings Inc.	400	5,904
Seibu Holdings Inc.	200	3,456
Sekisui Chemical Co. Ltd.	200	3,150
Sekisui House Ltd.	300	4,957
Seven & I Holdings Co. Ltd.	100	4,171
Seven Bank Ltd.	1,100	3,381
Shin-Etsu Chemical Co. Ltd.	100	7,585
Shionogi & Co. Ltd.	100	4,927
Shiseido Co. Ltd.	200	5,154
Showa Shell Sekiyu KK	300	2,801
Sompo Holdings Inc.	200	6,479
Sony Corp.	100	3,198
Sony Financial Holdings Inc.	300	4,214
Stanley Electric Co. Ltd.	100	2,753
Sumitomo Corp.	600	6,906
Sumitomo Dainippon Pharma Co. Ltd.	200	3,466
Sumitomo Electric Industries Ltd.	300	4,438
Sumitomo Mitsui Financial Group Inc.	100	3,476
Sumitomo Rubber Industries Ltd.	200	3,346
Suntory Beverage & Food Ltd.	100	4,373
Suruga Bank Ltd.	200	4,882
Suzuken Co. Ltd./Aichi Japan	200	6,423
Suzuki Motor Corp.	200	7,099
Taiheiyo Cement Corp.	1,000	2,864
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,754
Taiyo Nippon Sanso Corp.	300	3,155
Takeda Pharmaceutical Co. Ltd.	200	8,945
Teijin Ltd.	200	3,869
Terumo Corp.	100	3,868
THK Co. Ltd.	100	2,113
Tobu Railway Co. Ltd.	1,000	4,910

Security	Shares	Value
Toho Co. Ltd./Tokyo	200	$6,005
Toho Gas Co. Ltd.	1,000	9,259
Tokio Marine Holdings Inc.	100	3,948
Tokyo Electron Ltd.	100	9,029
Tokyo Gas Co. Ltd.	1,000	4,532
Tokyu Corp.	1,000	7,489
TonenGeneral Sekiyu KK	1,000	9,859
Toppan Printing Co. Ltd.	1,000	9,402
Toray Industries Inc.	1,000	9,314
Toshiba Corp.[a]	1,000	3,626
Toyo Seikan Group Holdings Ltd.	200	3,692
Toyo Suisan Kaisha Ltd.	200	8,098
Toyoda Gosei Co. Ltd.	300	6,854
Toyota Industries Corp.	100	4,582
Toyota Motor Corp.	100	5,785
Toyota Tsusho Corp.	200	4,726
Trend Micro Inc./Japan	100	3,521
Unicharm Corp.	200	4,755
United Urban Investment Corp.	4	6,734
USS Co. Ltd.	300	5,076
West Japan Railway Co.	100	6,159
Yahoo Japan Corp.	900	3,452
Yamaha Corp.	100	3,573
Yamaha Motor Co. Ltd.	200	4,444
Yamato Holdings Co. Ltd.	200	4,558
Yamazaki Baking Co. Ltd.	100	2,242
Yokogawa Electric Corp.	400	5,622

		1,072,713
NETHERLANDS — 2.44%
Aegon NV	898	3,867
AerCap Holdings NVa	96	3,947
Akzo Nobel NV	72	4,647
Altice NV Class Aa	501	9,227
Altice NV Class Ba	174	3,234
ASML Holding NV	44	4,654
Boskalis Westminster	121	3,899
Gemalto NV	65	3,530
Heineken Holding NV	79	6,072
Heineken NV	64	5,265
ING Groep NV	320	4,208
Koninklijke Ahold Delhaize NV	471	10,737
Koninklijke DSM NV	90	5,779
Koninklijke Philips NV	186	5,599
Koninklijke Vopak NV	68	3,429
NN Group NV	136	4,092

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
NXP Semiconductors NVa	39	$3,900
OCI NVa	351	4,867
Randstad Holding NV	73	3,754
RELX NV	501	8,444
Unilever NV CVA	128	5,357
Wolters Kluwer NV	194	7,497

		116,005
NEW ZEALAND — 1.14%
Auckland International Airport Ltd.	1,772	8,354
Contact Energy Ltd.	2,022	6,871
Fletcher Building Ltd.	1,344	9,971
Mercury NZ Ltd.	3,091	6,745
Meridian Energy Ltd.	4,362	8,020
Ryman Healthcare Ltd.	1,296	8,233
Spark New Zealand Ltd.	2,242	5,870

		54,064
NORWAY — 0.99%
DNB ASA	489	7,082
Gjensidige Forsikring ASA	358	6,425
Marine Harvest ASA	274	4,978
Norsk Hydro ASA	881	3,945
Orkla ASA	883	8,352
Schibsted ASA	158	3,793
Statoil ASA	219	3,594
Telenor ASA	333	5,307
Yara International ASA	102	3,610

		47,086
PORTUGAL — 0.18%
Galp Energia SGPS SA	342	4,630
Jeronimo Martins SGPS SA	240	4,123

		8,753
SINGAPORE — 4.29%
Ascendas REIT	5,025	8,556
CapitaLand Commercial Trust	9,000	10,184
CapitaLand Ltd.	3,200	7,104
CapitaLand Mall Trust	7,300	10,856
City Developments Ltd.	1,300	7,929
ComfortDelGro Corp. Ltd.	3,400	6,205
DBS Group Holdings Ltd.	800	8,621
Genting Singapore PLC	11,400	6,102
Global Logistic Properties Ltd.	4,500	5,739
Golden Agri-Resources Ltd.	14,600	4,038
Hutchison Port Holdings Trust	15,300	6,809
Jardine Cycle & Carriage Ltd.	211	6,400

Security	Shares	Value
Jardine Matheson Holdings Ltd.	100	$6,091
Keppel Corp. Ltd.	1,200	4,552
Oversea-Chinese Banking Corp. Ltd.	1,500	9,139
SembCorp Industries Ltd.	2,900	5,271
Sembcorp Marine Ltd.[d]	3,100	2,884
Singapore Airlines Ltd.	1,300	9,461
Singapore Exchange Ltd.	1,700	8,659
Singapore Press Holdings Ltd.	900	2,405
Singapore Technologies Engineering Ltd.	3,500	7,871
Singapore Telecommunications Ltd.	3,500	9,757
StarHub Ltd.	5,500	13,356
Suntec REIT	8,200	9,897
United Overseas Bank Ltd.	500	6,746
UOL Group Ltd.	1,700	6,925
Wilmar International Ltd.	3,100	7,372
Yangzijiang Shipbuilding Holdings Ltd.	9,100	4,871

		203,800
SPAIN — 2.34%
Abertis Infraestructuras SA	399	5,916
ACS Actividades de Construccion y Servicios SA	154	4,715
Aena SAb	21	3,079
Amadeus IT Holding SA Class A	163	7,683
Banco Bilbao Vizcaya Argentaria SA	936	6,749
Banco de Sabadell SA	1,620	2,165
Banco Popular Espanol SA	3,320	3,636
Banco Santander SA	1,330	6,527
Bankinter SA	367	2,806
Distribuidora Internacional de Alimentacion SA	643	3,438
Enagas SA	28	803
Endesa SA	351	7,451
Ferrovial SA	317	6,159
Gas Natural SDG SA	283	5,576
Grifols SA	227	4,482
Iberdrola SA	1,371	9,331
Industria de Diseno Textil SA	227	7,924
International Consolidated Airlines Group SA	476	2,524
Mapfre SA	1,795	5,326
Red Electrica Corp. SA	53	1,104
Repsol SA	297	4,156
Telefonica SA	502	5,096
Zardoya Otis SA	539	4,544

		111,190

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
SWEDEN — 3.11%
Alfa Laval AB	321	$4,618
Assa Abloy AB	295	5,373
Atlas Copco AB Class A	260	7,637
Atlas Copco AB Class B	126	3,299
Boliden AB	181	4,199
Electrolux AB Class B	122	2,893
Getinge AB Class B	161	2,641
Hennes & Mauritz AB Class B	240	6,760
Hexagon AB Class B	133	4,662
Husqvarna AB Class B	591	4,451
ICA Gruppen AB	119	3,700
Industrivarden AB Class C	460	8,219
Investor AB Class B	170	6,051
Kinnevik AB Class B	104	2,633
Lundin Petroleum ABa	181	3,260
Millicom International Cellular SA SDR	70	3,081
Nordea Bank AB	482	5,073
Sandvik AB	422	4,804
Securitas AB Class B	341	5,277
Skandinaviska Enskilda Banken AB Class A	560	5,658
Skanska AB Class B	281	6,111
SKF AB Class B	284	4,820
Svenska Cellulosa AB SCA Class B	193	5,475
Svenska Handelsbanken AB Class A	465	6,350
Swedbank AB Class A	253	5,934
Swedish Match AB	230	8,013
Tele2 AB Class B	592	4,899
Telefonaktiebolaget LM Ericsson Class B	507	2,457
Telia Co. AB	1,338	5,354
Volvo AB Class B	368	3,957

		147,659
SWITZERLAND — 4.58%
ABB Ltd. Registered	244	5,033
Actelion Ltd. Registered	23	3,326
Adecco Group AG Registered	63	3,749
Aryzta AG	75	3,298
Baloise Holding AG Registered	59	7,267
Barry Callebaut AG Registered	5	6,229
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	3	15,593
Cie. Financiere Richemont SA Class A Registered	66	4,248
Dufry AG Registered[a]	32	3,896

Security	Shares	Value
EMS-Chemie Holding AG Registered	10	$5,023
Galenica AG Registered	3	3,009
Geberit AG Registered	16	6,774
Givaudan SA Registered	3	5,809
Julius Baer Group Ltd.	97	3,934
Kuehne + Nagel International AG Registered	49	6,650
LafargeHolcim Ltd. Registered	97	5,184
Lonza Group AG Registered	25	4,722
Nestle SA Registered	131	9,505
Novartis AG Registered	71	5,055
Pargesa Holding SA Bearer	112	7,526
Partners Group Holding AG	12	6,079
Roche Holding AG	31	7,132
Schindler Holding AG Participation Certificates	55	10,228
Schindler Holding AG Registered	29	5,367
SGS SA Registered	3	6,086
Sika AG Bearer	1	4,809
Sonova Holding AG Registered	49	6,575
Swatch Group AG (The) Bearer	15	4,516
Swatch Group AG (The) Registered	45	2,596
Swiss Life Holding AG Registered	21	5,564
Swiss Prime Site AG Registered	143	11,865
Swiss Re AG	82	7,620
Swisscom AG Registered	20	9,156
Syngenta AG Registered	8	3,200
UBS Group AG	337	4,771
Zurich Insurance Group AG	23	6,022

		217,416
UNITED KINGDOM — 10.54%
3i Group PLC	611	5,006
Aberdeen Asset Management PLC	660	2,580
Admiral Group PLC	238	5,570
Aggreko PLC	208	2,035
Antofagasta PLC	551	3,653
Ashtead Group PLC	236	3,682
Associated British Foods PLC	116	3,487
AstraZeneca PLC	77	4,313
Aviva PLC	838	4,530
Babcock International Group PLC	387	4,673
BAE Systems PLC	922	6,107
Barclays PLC	1,882	4,373
Barratt Developments PLC	450	2,493
Berkeley Group Holdings PLC	96	2,765

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
BHP Billiton PLC	280	$4,220
BP PLC	893	5,274
British American Tobacco PLC	130	7,446
British Land Co. PLC (The)	683	4,882
BT Group PLC	1,219	5,595
Bunzl PLC	402	10,793
Burberry Group PLC	304	5,475
Capita PLC	488	3,491
Carnival PLC	94	4,517
Centrica PLC	1,823	4,767
Cobham PLC	2,185	3,812
Coca-Cola European Partners PLC	126	4,852
Coca-Cola HBC AG	223	4,808
Compass Group PLC	517	9,348
Croda International PLC	122	5,210
Diageo PLC	313	8,329
Direct Line Insurance Group PLC	1,228	5,189
Dixons Carphone PLC	644	2,474
easyJet PLC	154	1,762
Experian PLC	357	6,856
G4S PLC	1,844	4,953
GKN PLC	932	3,632
GlaxoSmithKline PLC	364	7,193
Hammerson PLC	867	5,832
Hargreaves Lansdown PLC	184	2,606
HSBC Holdings PLC	865	6,508
ICAP PLC	669	3,957
IMI PLC	332	4,029
Imperial Brands PLC	141	6,809
Inmarsat PLC	508	4,351
InterContinental Hotels Group PLC	144	5,582
Intertek Group PLC	122	5,091
Intu Properties PLC	1,760	5,920
Investec PLC	515	3,194
ITV PLC	1,593	3,316
J Sainsbury PLC	937	2,870
Johnson Matthey PLC	109	4,538
Kingfisher PLC	1,140	5,029
Land Securities Group PLC	453	5,525
Legal & General Group PLC	1,678	4,290
Lloyds Banking Group PLC	6,796	4,751
London Stock Exchange Group PLC	121	4,151
Marks & Spencer Group PLC	795	3,305
Mediclinic International PLC	262	2,900
Meggitt PLC	700	3,720

Security	Shares	Value
Merlin Entertainments PLC[b]	646	$3,634
Mondi PLC	196	3,819
National Grid PLC	836	10,870
Next PLC	100	5,880
Old Mutual PLC	1,428	3,513
Pearson PLC	351	3,246
Persimmon PLC	132	2,730
Provident Financial PLC	142	5,114
Prudential PLC	302	4,920
Randgold Resources Ltd.	32	2,829
Reckitt Benckiser Group PLC	94	8,393
RELX PLC	637	11,362
Rio Tinto PLC	121	4,195
Rolls-Royce Holdings PLC	328	2,909
Rolls-Royce Holdings PLC New[a]	15,088	18
Royal Bank of Scotland Group PLC[a]	1,237	2,856
Royal Dutch Shell PLC Class A	151	3,758
Royal Dutch Shell PLC Class B	232	5,991
Royal Mail PLC	482	2,889
RSA Insurance Group PLC	683	4,607
Sage Group PLC (The)	694	6,113
Schroders PLC	131	4,509
Segro PLC	1,118	5,968
Severn Trent PLC	238	6,765
Shire PLC	49	2,782
Sky PLC	539	5,383
Smith & Nephew PLC	363	5,243
Smiths Group PLC	414	7,167
SSE PLC	390	7,576
St. James’s Place PLC	308	3,554
Standard Chartered PLC[a]	375	3,259
Standard Life PLC	1,210	4,990
Tate & Lyle PLC	473	4,504
Taylor Wimpey PLC	1,425	2,465
Tesco PLC[a]	1,301	3,348
Travis Perkins PLC	257	4,183
TUI AG	286	3,621
Unilever PLC	189	7,887
United Utilities Group PLC	579	6,645
Vodafone Group PLC	1,425	3,911
Weir Group PLC (The)	160	3,321
Whitbread PLC	113	4,987
William Hill PLC	966	3,489
Wm Morrison Supermarkets PLC	1,318	3,645
Wolseley PLC	104	5,398

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
WPP PLC	369	$8,010

		500,675

TOTAL COMMON STOCKS (Cost: $4,921,014)		4,706,433

PREFERRED STOCKS — 0.59%

GERMANY — 0.44%
Bayerische Motoren Werke AG	45	3,411
Fuchs Petrolub SE	122	5,446
Henkel AG & Co. KGaA	60	7,689
Porsche Automobil Holding SE	37	1,993
Volkswagen AG	16	2,196

		20,735
ITALY — 0.15%
Intesa Sanpaolo SpA	2,652	5,721
Telecom Italia SpA/Milano	2,050	1,452

		7,173

TOTAL PREFERRED STOCKS
(Cost: $29,107)		27,908

RIGHTS — 0.01%

ITALY — 0.00%
EXOR SpA[a]	153	—

		—
SPAIN — 0.01%
Banco Santander SAa	1,330	74
Ferrovial SAa	317	136

		210
SWEDEN — 0.00%
Tele2 AB Class Ba	592	177

		177

TOTAL RIGHTS
(Cost: $205)		387

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	2,945	$2,945
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[e,f]	329	329

		3,274

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,274)		3,274

TOTAL INVESTMENTS IN SECURITIES — 99.73% (Cost: $4,953,600)[h]		4,738,002
Other Assets, Less Liabilities — 0.27%		12,938

NET ASSETS — 100.00%		$4,750,940

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $4,987,820. Net unrealized depreciation was $249,818, of which $265,553 represented gross unrealized appreciation on securities and $515,371 represented gross unrealized depreciation on securities.

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,706,415	$18	$—	$4,706,433
Preferred stocks	27,908	—	—	27,908
Rights	210	177	—	387
Money market funds	3,274	—	—	3,274

Total	$4,737,807	$195	$—	$4,738,002

158

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.34%

AUSTRALIA — 1.32%
AGL Energy Ltd.	3,211	$46,864
Fortescue Metals Group Ltd.	18,620	77,929
Incitec Pivot Ltd.	18,962	42,566
Origin Energy Ltd.	11,970	48,731
Qantas Airways Ltd.	10,526	24,510
Sonic Healthcare Ltd.	3,534	55,102
South32 Ltd.	52,060	101,811
Treasury Wine Estates Ltd.	17,822	145,652

		543,165
AUSTRIA — 0.30%
OMV AG	1,235	38,550
Raiffeisen Bank International AGa	1,558	25,499
Voestalpine AG	1,653	58,401

		122,450
BELGIUM — 0.29%
Ageas	1,691	61,681
Solvay SA	494	56,616

		118,297
CANADA — 3.05%
Cameco Corp.	2,831	21,820
Empire Co. Ltd. Class A	8,018	115,581
First Quantum Minerals Ltd.	10,887	103,488
George Weston Ltd.	1,330	108,464
Linamar Corp.	627	25,520
Loblaw Companies Ltd.	4,750	234,550
Magna International Inc. Class A	2,774	113,982
Metro Inc.	4,940	152,817
Power Corp. of Canada	1,672	35,891
Teck Resources Ltd. Class B	11,115	240,172
Valeant Pharmaceuticals International Inc.[a]	5,985	106,906

		1,259,191
DENMARK — 1.31%
AP Moller – Maersk A/S Class A	76	111,041
AP Moller – Maersk A/S Class B	95	145,591
Carlsberg A/S Class B	2,794	251,561
TDC A/Sa	5,567	30,673

		538,866
FINLAND — 0.59%
Fortum OYJ	1,748	29,106
Stora Enso OYJ Class R	6,194	58,495

Security	Shares	Value
UPM-Kymmene OYJ	6,669	$154,984

		242,585
FRANCE — 11.96%
ArcelorMittal[a]	32,210	216,724
Atos SE	874	90,654
AXA SA	13,243	298,106
BNP Paribas SA	9,329	540,366
Carrefour SA	3,553	93,066
Casino Guichard Perrachon SA	2,185	108,574
Cie. de Saint-Gobain	3,990	176,900
Cie. Generale des Etablissements Michelin Class B	1,007	108,875
CNP Assurances	1,653	28,603
Credit Agricole SA	11,077	119,386
Electricite de France SA	3,475	38,893
Engie SA	13,680	196,973
Orange SA	13,224	208,020
Peugeot SAa	3,952	59,113
Renault SA	1,995	173,007
Rexel SA	3,382	46,842
Sanofi	20,368	1,584,353
SCOR SE	1,064	34,396
Societe Generale SA	7,828	305,142
STMicroelectronics NV	1,463	13,932
Total SA	10,374	497,183

		4,939,108
GERMANY — 5.78%
Allianz SE Registered	2,166	337,161
Bayerische Motoren Werke AG	1,995	173,576
Commerzbank AG	14,478	98,193
Daimler AG Registered	6,954	494,807
Deutsche Bank AG Registered[a]	18,373	264,948
Deutsche Lufthansa AG Registered	5,624	71,792
E.ON SE	17,841	130,486
HeidelbergCement AG	1,710	161,507
K+S AG Registered	2,166	43,760
Merck KGaA	1,862	191,172
METRO AG	3,230	96,626
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,026	198,622
RWE AGa	4,541	71,980
Volkswagen AG	342	50,986

		2,385,616

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

October 31, 2016

Security	Shares	Value
HONG KONG — 3.57%
BOC Hong Kong Holdings Ltd.	19,000	$67,867
Cathay Pacific Airways Ltd.	19,000	25,040
Cheung Kong Property Holdings Ltd.	19,000	140,757
CK Hutchison Holdings Ltd.	28,500	352,628
Kerry Properties Ltd.	19,000	60,149
New World Development Co. Ltd.	76,000	94,769
NWS Holdings Ltd.	19,000	33,664
PCCW Ltd.	38,000	22,639
Sun Hung Kai Properties Ltd.	19,000	283,719
WH Group Ltd.[b]	161,500	130,993
Wharf Holdings Ltd. (The)	19,000	142,840
Wheelock & Co. Ltd.	19,000	117,359

		1,472,424
ISRAEL — 2.52%
Bank Hapoalim BM	12,122	69,878
Bank Leumi le-Israel BMa	17,461	65,831
Teva Pharmaceutical Industries Ltd.	21,660	906,283

		1,041,992
ITALY — 1.68%
Enel SpA	51,756	222,401
Eni SpA	8,740	126,562
Fiat Chrysler Automobiles NVc	10,393	75,990
Mediobanca SpA	4,522	33,088
Saipem SpA[a]	16,910	6,951
Telecom Italia SpA/Milano[a]	77,843	67,455
UniCredit SpA	58,805	145,684
Unione di Banche Italiane SpA	5,757	15,853

		693,984
JAPAN — 42.46%
Aisin Seiki Co. Ltd.	1,900	83,442
Alfresa Holdings Corp.	3,800	80,350
Alps Electric Co. Ltd.	1,900	45,563
Amada Holdings Co. Ltd.	3,800	43,321
Asahi Glass Co. Ltd.	19,000	132,892
Asahi Group Holdings Ltd.	7,600	271,281
Asahi Kasei Corp.	19,000	171,368
Bridgestone Corp.	3,800	141,571
Brother Industries Ltd.	3,800	69,791
Canon Inc.	9,500	272,746
Central Japan Railway Co.	1,900	323,010
Chubu Electric Power Co. Inc.	5,700	83,776
Chugoku Bank Ltd. (The)	1,900	25,494
Concordia Financial Group Ltd.	11,400	52,853

Security	Shares	Value
Dai-ichi Life Holdings Inc.	9,500	$139,311
Daicel Corp.	1,900	25,024
Daiichi Sankyo Co. Ltd.	9,500	228,358
Denso Corp.	1,900	82,538
FamilyMart UNY Holdings Co. Ltd.	1,900	118,970
Fuji Heavy Industries Ltd.	3,800	148,044
FUJIFILM Holdings Corp.	5,700	215,611
Fujitsu Ltd.	19,000	112,660
Hachijuni Bank Ltd. (The)	7,600	41,441
Hino Motors Ltd.	3,800	41,405
Hitachi Construction Machinery Co. Ltd.	1,100	22,998
Hitachi Ltd.	76,000	404,427
Honda Motor Co. Ltd.	13,300	397,918
INPEX Corp.	11,400	106,921
Isuzu Motors Ltd.	5,700	70,487
ITOCHU Corp.	34,200	432,361
Iyo Bank Ltd. (The)	5,700	35,040
J Front Retailing Co. Ltd.	1,900	26,163
Japan Airlines Co. Ltd.	1,900	55,978
JFE Holdings Inc.	13,300	190,669
JSR Corp.	1,900	28,893
JTEKT Corp.	3,800	56,231
JX Holdings Inc.	22,800	90,237
Kansai Electric Power Co. Inc. (The)[a]	7,600	72,648
Kawasaki Heavy Industries Ltd.	19,000	55,507
KDDI Corp.	9,500	288,566
Kirin Holdings Co. Ltd.	13,300	228,765
Kobe Steel Ltd.[a]	7,600	62,776
Komatsu Ltd.	9,500	211,814
Konica Minolta Inc.	7,600	68,055
Kuraray Co. Ltd.	5,700	86,461
Kyocera Corp.	3,800	184,784
LIXIL Group Corp.	1,900	43,629
Marubeni Corp.	41,800	219,849
Mazda Motor Corp.	5,700	93,703
Medipal Holdings Corp.	3,800	64,909
Minebea Co. Ltd.	3,800	38,837
Miraca Holdings Inc.	1,900	91,849
Mitsubishi Chemical Holdings Corp.	20,900	137,431
Mitsubishi Corp.	28,500	621,340
Mitsubishi Electric Corp.	19,000	257,197
Mitsubishi Gas Chemical Co. Inc.	1,900	29,254
Mitsubishi Heavy Industries Ltd.	38,000	162,508
Mitsubishi Materials Corp.	1,900	54,513
Mitsubishi Motors Corp.	7,600	42,309

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

October 31, 2016

Security	Shares	Value
Mitsubishi Tanabe Pharma Corp.	5,700	$110,979
Mitsubishi UFJ Financial Group Inc.	138,700	718,809
Mitsui & Co. Ltd.	32,300	448,146
Mitsui Chemicals Inc.	19,000	93,658
Mitsui OSK Lines Ltd.	38,000	95,104
Mizuho Financial Group Inc.	243,200	409,866
MS&AD Insurance Group Holdings Inc.	3,800	112,895
NEC Corp.	32,000	85,569
Nexon Co. Ltd.	1,900	32,364
NGK Spark Plug Co. Ltd.	1,900	37,535
Nikon Corp.	1,900	28,694
Nippon Steel & Sumitomo Metal Corp.	15,200	300,644
Nippon Telegraph & Telephone Corp.	5,700	252,767
Nippon Yusen KK	38,000	77,747
Nissan Motor Co. Ltd.	22,800	231,829
Nisshin Seifun Group Inc.	5,700	83,966
Nomura Holdings Inc.	26,600	133,272
NSK Ltd.	5,700	63,246
NTT DOCOMO Inc.	7,600	190,967
Oji Holdings Corp.	19,000	80,459
ORIX Corp.	9,500	150,566
Osaka Gas Co. Ltd.	19,000	78,958
Otsuka Holdings Co. Ltd.	7,600	332,466
Resona Holdings Inc.	28,500	126,383
Ricoh Co. Ltd.	11,400	92,862
Rohm Co. Ltd.	1,900	99,986
SBI Holdings Inc./Japan	1,900	22,601
Seiko Epson Corp.	3,800	77,132
Sekisui Chemical Co. Ltd.	3,800	59,847
Sekisui House Ltd.	3,800	62,794
Seven & I Holdings Co. Ltd.	13,300	554,731
Shinsei Bank Ltd.	19,000	30,737
SoftBank Group Corp.	3,800	238,736
Sompo Holdings Inc.	3,800	123,093
Sony Corp.	5,700	182,307
Sumitomo Chemical Co. Ltd.	19,000	90,041
Sumitomo Corp.	28,500	328,027
Sumitomo Dainippon Pharma Co. Ltd.	1,900	32,925
Sumitomo Electric Industries Ltd.	7,600	112,425
Sumitomo Mitsui Financial Group Inc.	15,200	528,388
Sumitomo Mitsui Trust Holdings Inc.	3,800	128,372
Sumitomo Rubber Industries Ltd.	1,900	31,786
Suzuken Co. Ltd./Aichi Japan	1,900	61,022
Suzuki Motor Corp.	1,900	67,441
T&D Holdings Inc.	3,800	45,961

Security	Shares	Value
Taiheiyo Cement Corp.	19,000	$54,423
TDK Corp.	1,900	131,265
Tohoku Electric Power Co. Inc.	3,800	46,467
Tokio Marine Holdings Inc.	3,800	150,033
Tokyo Electric Power Co. Holdings Inc.[a]	26,600	103,276
Toshiba Corp.[a]	38,000	137,774
Toyo Suisan Kaisha Ltd.	1,900	76,933
Toyota Industries Corp.	1,900	87,058
Toyota Motor Corp.	21,300	1,232,171
Toyota Tsusho Corp.	3,800	89,788
West Japan Railway Co.	1,900	117,018
Yamada Denki Co. Ltd.	5,700	29,453
Yamaha Motor Co. Ltd.	1,900	42,218

		17,531,827
NETHERLANDS — 3.42%
Aegon NV	24,206	104,228
AerCap Holdings NVa	1,900	78,109
ING Groep NV	21,280	279,809
Koninklijke Ahold Delhaize NV	37,753	860,598
NN Group NV	3,028	91,115

		1,413,859
NORWAY — 0.98%
DNB ASA	6,403	92,730
Marine Harvest ASA	2,451	44,526
Norsk Hydro ASA	16,682	74,702
Statoil ASA	4,218	69,214
Telenor ASA	2,565	40,877
Yara International ASA	2,356	83,374

		405,423
SINGAPORE — 1.74%
DBS Group Holdings Ltd.	9,600	103,456
Golden Agri-Resources Ltd.	408,500	112,991
Hutchison Port Holdings Trust	72,200	32,129
Keppel Corp. Ltd.	24,700	93,696
Oversea-Chinese Banking Corp. Ltd.[c]	11,400	69,453
SembCorp Industries Ltd.	19,000	34,536
Singapore Airlines Ltd.	7,600	55,311
Wilmar International Ltd.	79,800	189,768
Yangzijiang Shipbuilding Holdings Ltd.	53,200	28,475

		719,815
SPAIN — 2.59%
Banco de Sabadell SA	27,702	37,017
Banco Santander SA	78,052	383,055

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

October 31, 2016

Security	Shares	Value
CaixaBank SA	12,236	$36,980
Iberdrola SA	31,312	213,119
International Consolidated Airlines Group SA	9,728	51,592
Mapfre SA	11,552	34,280
Repsol SA	9,139	127,882
Telefonica SA	18,449	187,272

		1,071,197
SWEDEN — 0.72%
Boliden AB	3,211	74,495
Getinge AB Class B	2,109	34,599
Telefonaktiebolaget LM Ericsson Class B	25,403	123,108
Telia Co. AB	16,188	64,777

		296,979
SWITZERLAND — 2.19%
Aryzta AG	2,736	120,297
Baloise Holding AG Registered	323	39,783
Credit Suisse Group AG Registered	12,103	169,141
Lonza Group AG Registered	570	107,671
Swiss Life Holding AG Registered	304	80,542
Swiss Re AG	2,147	199,524
Zurich Insurance Group AG	722	189,024

		905,982
UNITED KINGDOM — 11.87%
3i Group PLC	6,219	50,948
Anglo American PLC[a]	19,540	269,816
Barclays PLC	161,614	375,489
Barratt Developments PLC	5,947	32,942
Berkeley Group Holdings PLC	608	17,511
BP PLC	82,650	488,089
Cobham PLC	4,598	8,022
Glencore PLC[a]	87,951	268,448
HSBC Holdings PLC	126,597	952,413
J Sainsbury PLC	80,864	247,706
Lloyds Banking Group PLC	298,091	208,392
Meggitt PLC	9,139	48,570
Old Mutual PLC	20,083	49,406
Pearson PLC	4,009	37,077
Persimmon PLC	1,615	33,401
Petrofac Ltd.	931	9,167
Royal Bank of Scotland Group PLC[a]	27,683	63,912
Royal Dutch Shell PLC Class A	22,762	566,502
Royal Dutch Shell PLC Class B	12,255	316,449
Royal Mail PLC	8,265	49,546

Security	Shares	Value
Standard Chartered PLC[a]	21,299	$185,122
Tate & Lyle PLC	6,289	59,890
Vodafone Group PLC	112,195	307,928
Wm Morrison Supermarkets PLC	91,078	251,861

		4,898,607

TOTAL COMMON STOCKS
(Cost: $37,811,957)		40,601,367

PREFERRED STOCKS — 1.09%

GERMANY — 0.99%
Bayerische Motoren Werke AG	475	36,006
Porsche Automobil Holding SE	2,014	108,456
Volkswagen AG	1,938	265,979

		410,441
ITALY — 0.10%
Telecom Italia SpA/Milano	57,228	40,526

		40,526

TOTAL PREFERRED STOCKS
(Cost: $419,826)		450,967

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	78,052	4,364

		4,364

TOTAL RIGHTS
(Cost: $3,854)		4,364

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	53,791	53,796
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	2,287	2,287

		56,083

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,078)		56,083

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.58%
(Cost: $38,291,715)[g]	$41,112,781
Other Assets, Less Liabilities — 0.42%	172,905

NET ASSETS — 100.00%	$41,285,686

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $38,344,936. Net unrealized appreciation was $2,767,845, of which $4,354,044 represented gross unrealized appreciation on securities and $1,586,199 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$40,601,367	$—	$—	$40,601,367
Preferred stocks	450,967	—	—	450,967
Rights	4,364	—	—	4,364
Money market funds	56,083	—	—	56,083

Total	$41,112,781	$—	$—	$41,112,781

163

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.43%

CHINA — 26.83%
3SBio Inc.[a,b]	22,000	$21,986
AAC Technologies Holdings Inc.	8,000	76,339
Agricultural Bank of China Ltd. Class H	200,000	84,334
Alibaba Group Holding Ltd. ADR[a]	572	58,167
ANTA Sports Products Ltd.	12,000	34,662
Baidu Inc.[a]	260	45,984
Bank of China Ltd. Class H	208,000	93,340
Bank of Communications Co. Ltd. Class H	28,000	21,339
Beijing Capital International Airport Co. Ltd. Class H	32,000	33,548
China Construction Bank Corp. Class H	100,000	73,244
China Everbright Bank Co. Ltd. Class H	80,000	36,519
China Huishan Dairy Holdings Co. Ltd.[c]	228,000	84,675
China Medical System Holdings Ltd.	32,000	50,013
China Mengniu Dairy Co. Ltd.	24,000	45,494
China Merchants Port Holdings Co. Ltd.	8,000	20,735
China Minsheng Banking Corp. Ltd. Class H	14,300	16,319
China Mobile Ltd.	12,000	137,488
China Pacific Insurance Group Co. Ltd. Class H	2,400	8,681
China Petroleum & Chemical Corp. Class H	24,000	17,486
China Resources Beer Holdings Co. Ltd.[a]	16,000	34,043
China Resources Gas Group Ltd.	8,000	25,120
China Vanke Co. Ltd. Class H	2,800	7,330
CITIC Ltd.	52,000	74,699
COSCO SHIPPING Ports Ltd.	32,000	31,774
CSPC Pharmaceutical Group Ltd.	72,000	74,647
Guangdong Investment Ltd.	72,000	108,814
Haier Electronics Group Co. Ltd.	4,000	6,458
Hengan International Group Co. Ltd.	10,000	79,628
Industrial & Commercial Bank of China Ltd. Class H	124,000	74,673
Jiangsu Expressway Co. Ltd. Class H	64,000	87,151
Lenovo Group Ltd.	56,000	35,962
Luye Pharma Group Ltd.	36,000	24,233
Netease Inc.	328	84,293
New Oriental Education & Technology Group Inc. ADR[a]	420	21,055
Ping An Insurance Group Co. of China Ltd. Class H	2,000	10,561

Security	Shares	Value
Semiconductor Manufacturing International Corp.[a]	544,000	$65,941
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	10,440
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,000	6,151
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	26,800	41,674
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,800	33,012
Shenzhou International Group Holdings Ltd.	20,000	132,691
Sino Biopharmaceutical Ltd.	88,000	61,618
Sinopharm Group Co. Ltd. Class H	8,000	38,943
Sun Art Retail Group Ltd.	92,000	64,894
TAL Education Group Class A ADR[a,c]	908	73,948
Tencent Holdings Ltd.	6,800	180,460
TravelSky Technology Ltd. Class H	24,000	51,312
YY Inc. ADR[a]	740	35,572
Zhejiang Expressway Co. Ltd. Class H	72,000	75,483
Zijin Mining Group Co. Ltd. Class H	24,000	7,551
ZTE Corp. Class H	18,040	24,845

		2,645,329
HONG KONG — 11.01%
AIA Group Ltd.	6,400	40,398
ASM Pacific Technology Ltd.	800	7,722
BOC Hong Kong Holdings Ltd.	6,000	21,432
Cheung Kong Infrastructure Holdings Ltd.	16,000	131,118
CLP Holdings Ltd.	16,000	162,788
Hang Seng Bank Ltd.	7,600	137,302
HK Electric Investments & HK Electric Investments Ltd.[b]	26,000	25,749
HKT Trust & HKT Ltd.	32,160	44,208
Hong Kong & China Gas Co. Ltd.	73,348	143,767
Link REIT	2,000	14,262
MTR Corp. Ltd.	30,000	166,154
Power Assets Holdings Ltd.	14,000	131,698
Swire Pacific Ltd. Class A	3,500	36,400
Yue Yuen Industrial Holdings Ltd.	6,000	22,863

		1,085,861
INDIA — 3.96%
Infosys Ltd. ADR	11,180	170,607

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
Wipro Ltd. ADR[c]	22,768	$220,166

		390,773
INDONESIA — 2.18%
Bank Central Asia Tbk PT	70,000	83,289
Hanjaya Mandala Sampoerna Tbk PT	137,600	41,655
Kalbe Farma Tbk PT	116,000	15,469
Telekomunikasi Indonesia Persero Tbk PT	61,600	19,923
Unilever Indonesia Tbk PT	16,000	54,537

		214,873
MALAYSIA — 7.87%
Axiata Group Bhd	49,200	57,703
DiGi.Com Bhd	36,000	43,166
Hong Leong Bank Bhd	36,800	116,848
IHH Healthcare Bhd	91,200	139,137
Malayan Banking Bhd	55,600	104,706
Maxis Bhd	61,600	87,517
Petronas Gas Bhd	4,400	23,075
Public Bank Bhd	26,000	123,089
Sime Darby Bhd	2,800	5,466
Telekom Malaysia Bhd	32,400	50,512
Tenaga Nasional Bhd	7,200	24,612

		775,831
PHILIPPINES — 5.15%
Aboitiz Equity Ventures Inc.	36,040	58,054
Aboitiz Power Corp.	47,600	45,170
Ayala Corp.	680	11,726
Bank of the Philippine Islands	44,120	92,117
BDO Unibank Inc.	46,280	107,809
Jollibee Foods Corp.	16,080	79,034
Metro Pacific Investments Corp.	80,000	11,895
Metropolitan Bank & Trust Co.	14,724	24,721
PLDT Inc.	880	27,805
Universal Robina Corp.	13,160	49,463

		507,794
SINGAPORE — 6.35%
CapitaLand Mall Trust	24,800	36,882
ComfortDelGro Corp. Ltd.	23,200	42,336
Oversea-Chinese Banking Corp. Ltd.[c]	12,000	73,109
Singapore Airlines Ltd.	17,600	128,090
Singapore Technologies Engineering Ltd.	8,400	18,889
Singapore Telecommunications Ltd.	45,200	125,998
StarHub Ltd.[c]	38,400	93,248

Security	Shares	Value
United Overseas Bank Ltd.	3,500	$47,223
Wilmar International Ltd.	25,200	59,927

		625,702
SOUTH KOREA — 11.31%
AmorePacific Corp.	104	32,629
AmorePacific Group	164	21,212
Cheil Worldwide Inc.	656	9,718
CJ CheilJedang Corp.	28	8,552
Coway Co. Ltd.	188	14,721
Dongbu Insurance Co. Ltd.	1,348	83,760
E-MART Inc.	104	14,770
Hanwha Life Insurance Co. Ltd.	4,036	22,045
Hyundai Department Store Co. Ltd.	84	8,626
Hyundai Glovis Co. Ltd.	64	9,704
Hyundai Marine & Fire Insurance Co. Ltd.	1,196	36,949
Hyundai Mobis Co. Ltd.	121	28,975
Kakao Corp.	204	13,621
Kangwon Land Inc.	2,276	75,485
Kia Motors Corp.	864	30,732
Korea Electric Power Corp.	1,040	44,763
KT Corp.	234	6,605
KT&G Corp.	1,002	98,952
LG Display Co. Ltd.	672	16,033
Lotte Confectionery Co. Ltd.	136	22,820
Lotte Shopping Co. Ltd.	124	24,762
NAVER Corp.	101	75,645
NCsoft Corp.	152	35,136
Orion Corp./Republic of Korea	12	7,498
S-1 Corp.	740	59,821
Samsung Electro-Mechanics Co. Ltd.	124	5,104
Samsung Electronics Co. Ltd.	16	22,918
Samsung Fire & Marine Insurance Co. Ltd.	360	91,711
Samsung Life Insurance Co. Ltd.	998	96,377
SK Hynix Inc.	656	23,505
SK Telecom Co. Ltd.	194	37,893
Yuhan Corp.	188	34,503

		1,115,545
TAIWAN — 19.90%
Advanced Semiconductor Engineering Inc.	32,000	37,620
Advantech Co. Ltd.	4,596	37,429
Asustek Computer Inc.	8,000	70,094
Chang Hwa Commercial Bank Ltd.	101,782	52,088

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
Chicony Electronics Co. Ltd.	29,795	$76,287
China Airlines Ltd.	44,000	13,315
Chunghwa Telecom Co. Ltd.	40,000	136,893
Delta Electronics Inc.	8,000	42,209
EVA Airways Corp.	9,018	4,344
Far EasTone Telecommunications Co. Ltd.	44,000	104,013
First Financial Holding Co. Ltd.	212,038	111,201
Formosa Taffeta Co. Ltd.	16,000	14,602
Foxconn Technology Co. Ltd.	8,935	25,935
Hon Hai Precision Industry Co. Ltd.	49,284	133,215
Hua Nan Financial Holdings Co. Ltd.	252,701	128,523
Lite-On Technology Corp.	60,611	87,006
Mega Financial Holding Co. Ltd.	52,000	35,592
Novatek Microelectronics Corp.	4,000	15,020
Powertech Technology Inc.	8,000	22,841
President Chain Store Corp.	8,000	59,827
Quanta Computer Inc.	24,000	48,673
Siliconware Precision Industries Co. Ltd.	8,000	12,105
Simplo Technology Co. Ltd.	4,000	12,358
Standard Foods Corp.	18,645	46,144
Synnex Technology International Corp.	46,200	49,337
Taiwan Business Bank	115,285	29,152
Taiwan Cooperative Financial Holding Co. Ltd.	334,123	146,640
Taiwan Mobile Co. Ltd.	32,000	112,050
Taiwan Semiconductor Manufacturing Co. Ltd.	28,000	167,250
Transcend Information Inc.	12,000	33,159
Uni-President Enterprises Corp.	16,329	31,615
United Microelectronics Corp.	68,000	25,319
Vanguard International Semiconductor Corp.	8,000	16,326
WPG Holdings Ltd.	20,000	23,449

		1,961,631
THAILAND — 4.87%
Advanced Info Service PCL NVDR	4,400	19,299
Airports of Thailand PCL NVDR	3,200	34,837
Bangkok Bank PCL Foreign	3,600	16,355
Bangkok Dusit Medical Services PCL NVDR	154,000	100,327
Bangkok Expressway & Metro PCL	82,800	17,626
BTS Group Holdings PCL NVDR	368,800	90,099
Bumrungrad Hospital PCL NVDR	9,600	50,198
CP ALL PCL NVDR	39,200	68,045
Delta Electronics Thailand PCL NVDR	27,200	61,010

Security	Shares	Value
Electricity Generating PCL NVDR	4,000	$22,287

		480,083

TOTAL COMMON STOCKS
(Cost: $9,539,609)		9,803,422

PREFERRED STOCKS — 0.28%

SOUTH KOREA — 0.28%
Samsung Electronics Co. Ltd.	24	27,623

		27,623

TOTAL PREFERRED STOCKS
(Cost: $20,749)		27,623

SHORT-TERM INVESTMENTS — 2.97%

MONEY MARKET FUNDS — 2.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	279,809	279,837
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	13,244	13,244

		293,081

TOTAL SHORT-TERM INVESTMENTS
(Cost: $293,061)		293,081

TOTAL INVESTMENTS IN SECURITIES — 102.68%
(Cost: $9,853,419)[g]		10,124,126
Other Assets, Less Liabilities — (2.68)%		(264,682)

NET ASSETS — 100.00%		$9,859,444

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $10,002,180. Net unrealized appreciation was $121,946, of which $643,869 represented gross unrealized appreciation on securities and $521,923 represented gross unrealized depreciation on securities.

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$9,761,748	$41,674	$—	$9,803,422
Preferred stocks	27,623	—	—	27,623
Money market funds	293,081	—	—	293,081

Total	$10,082,452	$41,674	$—	$10,124,126

167

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.43%

EXCHANGE-TRADED FUNDS — 100.43%
iShares Edge MSCI Min Vol EAFE ETF[a]	134,665	$8,657,613

		8,657,613

TOTAL INVESTMENT COMPANIES
(Cost: $8,656,597)		8,657,613

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	4,237	4,237

		4,237

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,237)		4,237

TOTAL INVESTMENTS IN SECURITIES — 100.48%
(Cost: $8,660,834)[d]		8,661,850
Other Assets, Less Liabilities — (0.48)%		(41,686)

NET ASSETS — 100.00%		$8,620,164

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $8,668,190. Net unrealized depreciation was $6,340, of which $1,016 represented gross unrealized appreciation on securities and $7,356 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol EAFE ETF	130,899	4,717	(951)	134,665	$8,657,613	$—	$(908)

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

October 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	691,000	USD	523,249	BNP	11/04/2016	$2,364
CHF	1,000,000	USD	1,006,178	BNP	11/04/2016	4,479
DKK	1,073,000	USD	157,572	BNP	11/04/2016	800
EUR	900,000	USD	983,025	BNP	11/04/2016	5,027
GBP	1,541,000	USD	1,871,167	BNP	11/04/2016	15,088
ILS	784,000	USD	203,362	BNP	11/04/2016	1,009
JPY	263,461,000	USD	2,501,054	BNP	11/04/2016	11,372
NOK	85,000	USD	10,270	BNP	11/04/2016	18
NZD	67,000	USD	47,840	BNP	11/04/2016	68
SGD	456,000	USD	327,198	BNP	11/04/2016	568
USD	543,665	AUD	710,000	BNP	11/04/2016	3,598
USD	1,049,016	CHF	1,017,000	BNP	11/04/2016	21,179
USD	166,622	DKK	1,107,000	BNP	11/04/2016	3,232
USD	1,028,617	EUR	917,000	BNP	11/04/2016	21,902
USD	2,024,009	GBP	1,556,000	BNP	11/04/2016	119,393
USD	750,932	HKD	5,822,000	BNP	11/04/2016	237
USD	212,336	ILS	797,000	BNP	11/04/2016	4,577
USD	2,622,284	JPY	266,463,000	BNP	11/04/2016	81,230
USD	11,301	NOK	91,000	BNP	11/04/2016	287
USD	51,525	NZD	71,000	BNP	11/04/2016	758
USD	67,631	SEK	580,000	BNP	11/04/2016	3,411
USD	336,590	SGD	459,000	BNP	11/04/2016	6,667
CHF	2,000	USD	2,024	BNP	12/05/2016	1
DKK	50,000	USD	7,386	BNP	12/05/2016	4
NOK	3,000	USD	363	BNP	12/05/2016	—
SGD	2,000	USD	1,438	BNP	12/05/2016	—
USD	17,220	CHF	17,000	BNP	12/05/2016	11
USD	742,771	HKD	5,759,000	BNP	12/05/2016	72
USD	364	NOK	3,000	BNP	12/05/2016	—
USD	63,237	SEK	570,000	BNP	12/05/2016	34

						307,386

AUD	19,000	USD	14,537	BNP	11/04/2016	$(85)
CHF	17,000	USD	17,530	BNP	11/04/2016	(349)
DKK	34,000	USD	5,137	BNP	11/04/2016	(119)
EUR	17,000	USD	19,121	BNP	11/04/2016	(458)
GBP	15,000	USD	19,471	BNP	11/04/2016	(1,111)
HKD	5,822,000	USD	750,851	BNP	11/04/2016	(156)
ILS	13,000	USD	3,470	BNP	11/04/2016	(81)
JPY	3,002,000	USD	29,641	BNP	11/04/2016	(1,013)
NOK	6,000	USD	751	BNP	11/04/2016	(25)
NZD	4,000	USD	2,907	BNP	11/04/2016	(47)
SEK	580,000	USD	64,387	BNP	11/04/2016	(166)
SGD	3,000	USD	2,201	BNP	11/04/2016	(44)
AUD	19,000	USD	14,444	BNP	12/05/2016	(3)
HKD	17,000	USD	2,193	BNP	12/05/2016	—
USD	522,811	AUD	691,000	BNP	12/05/2016	(2,381)
USD	1,007,689	CHF	1,000,000	BNP	12/05/2016	(4,617)
USD	158,363	DKK	1,077,000	BNP	12/05/2016	(813)
USD	1,011,662	EUR	925,000	BNP	12/05/2016	(5,143)
USD	1,889,287	GBP	1,555,000	BNP	12/05/2016	(15,318)
USD	13,154	HKD	102,000	BNP	12/05/2016	—
USD	214,955	ILS	828,000	BNP	12/05/2016	(1,043)

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

October 31, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	2,639,793	JPY	277,766,000	BNP	12/05/2016	$(11,895)
USD	10,270	NOK	85,000	BNP	12/05/2016	(18)
USD	47,781	NZD	67,000	BNP	12/05/2016	(67)
USD	333,700	SGD	465,000	BNP	12/05/2016	(615)

						(45,567)

			Net unrealized appreciation			$261,819

Counterparty:

BNP — BNP Paribas SA

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$8,657,613	$—	$—	$8,657,613
Money market funds	4,237	—	—	4,237

Total	$8,661,850	$—	$—	$8,661,850

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$307,386	$—	$307,386
Liabilities:
Forward currency contracts	—	(45,567)	—	(45,567)

Total	$—	$261,819	$—	$261,819

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.45%

AUSTRALIA — 5.92%
AGL Energy Ltd.	4,174,528	$60,927,313
Commonwealth Bank of Australia	209,494	11,699,425
CSL Ltd.	159,519	12,200,503
GPT Group (The)	6,291,844	22,311,045
Healthscope Ltd.	7,750,082	13,033,307
Scentre Group	4,658,272	14,923,236
Sonic Healthcare Ltd.	3,419,392	53,314,692
Stockland	3,034,813	10,207,285
Telstra Corp. Ltd.	23,614,720	89,488,699
Transurban Group	3,199,296	25,294,496
Vicinity Centres	17,635,862	38,515,420
Wesfarmers Ltd.	1,879,936	58,666,325
Westfield Corp.	2,858,816	19,361,200
Woolworths Ltd.	1,854,400	33,372,644

		463,315,590
BELGIUM — 1.54%
Colruyt SA	717,692	38,522,441
Proximus SADP	1,762,947	50,400,725
UCB SA	467,868	31,639,386

		120,562,552
DENMARK — 1.76%
Coloplast A/S Class B	342,912	23,891,130
Novo Nordisk A/S Class B	1,088,578	38,883,801
TDC A/Sa	4,038,336	22,250,228
Tryg A/S	1,242,245	24,236,605
William Demant Holding A/Sa	1,524,864	28,357,440

		137,619,204
FRANCE — 4.96%
Aeroports de Paris	344,128	34,709,230
Air Liquide SA	178,984	18,184,031
Bollore SA	3,129,984	10,293,269
Danone SA	436,544	30,186,283
Dassault Systemes	431,870	34,152,234
Essilor International SA	105,100	11,797,571
Eutelsat Communications SA	578,099	12,103,905
Hermes International	35,953	14,546,855
Iliad SA	61,174	12,814,967
L’Oreal SA	243,514	43,524,589
Sanofi	442,983	34,458,043

Security	Shares	Value
SCOR SE	1,098,294	$35,504,493
SES SA	2,400,384	55,125,772
Sodexo SA	224,385	26,023,723
Vivendi SA	723,647	14,611,888

		388,036,853
GERMANY — 3.90%
Beiersdorf AG	396,416	34,851,019
Fresenius Medical Care AG & Co. KGaA	598,272	48,668,846
Fresenius SE & Co. KGaA	225,497	16,621,048
Henkel AG & Co. KGaA	356,288	39,173,472
Linde AG	32,350	5,329,951
MAN SE	474,924	48,500,200
Merck KGaA	199,090	20,440,595
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	203,819	39,457,113
QIAGEN NVa	195,034	4,768,727
RTL Group SAa	528,199	41,341,452
Telefonica Deutschland Holding AG	1,486,220	5,752,687

		304,905,110
HONG KONG — 8.71%
Cheung Kong Infrastructure Holdings Ltd.	7,862,000	64,428,081
CLP Holdings Ltd.	11,100,000	112,934,486
Hang Seng Bank Ltd.	5,350,400	96,660,934
HK Electric Investments & HK Electric Investments Ltd.[b]	34,048,000	33,719,368
HKT Trust & HKT Ltd.	33,521,349	46,079,238
Hong Kong & China Gas Co. Ltd.[c]	15,458,564	30,299,770
Li & Fung Ltd.	24,320,000	11,979,909
Link REIT	3,648,000	26,013,965
MTR Corp. Ltd.	16,760,748	92,828,891
PCCW Ltd.	37,696,000	22,457,626
Power Assets Holdings Ltd.	8,255,500	77,659,623
Sun Hung Kai Properties Ltd.	1,216,599	18,166,975
Swire Pacific Ltd. Class A	1,532,000	15,932,713
Yue Yuen Industrial Holdings Ltd.	8,353,500	31,831,167

		680,992,746
IRELAND — 1.01%
Kerry Group PLC Class A	753,385	54,622,440
Ryanair Holdings PLC ADR[a]	323,730	24,308,886

		78,931,326

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

October 31, 2016

Security	Shares	Value
ISRAEL — 2.45%
Azrieli Group Ltd.	567,339	$24,137,057
Bank Hapoalim BM	10,738,863	61,904,972
Bank Leumi le-Israel BMa	9,930,915	37,441,000
Bezeq The Israeli Telecommunication Corp. Ltd.	10,693,827	19,406,872
Israel Chemicals Ltd.	1,375,296	4,891,437
Mizrahi Tefahot Bank Ltd.	1,878,524	24,455,490
Teva Pharmaceutical Industries Ltd.	472,492	19,769,694

		192,006,522
ITALY — 0.06%
Snam SpA	841,109	4,427,559

		4,427,559
JAPAN — 30.32%
ABC-Mart Inc.	277,000	16,843,793
Ajinomoto Co. Inc.	972,800	21,629,607
ANA Holdings Inc.	13,706,000	38,502,271
Aozora Bank Ltd.	2,432,000	8,030,680
Asahi Group Holdings Ltd.	249,200	8,895,172
Astellas Pharma Inc.	4,134,400	61,356,015
Benesse Holdings Inc.	851,200	22,299,601
Bridgestone Corp.	984,000	36,659,466
Canon Inc.	3,352,100	96,239,099
Chugai Pharmaceutical Co. Ltd.	243,200	8,285,255
Concordia Financial Group Ltd.	2,553,600	11,839,120
Daiichi Sankyo Co. Ltd.	851,200	20,460,876
East Japan Railway Co.	492,000	43,340,572
Eisai Co. Ltd.	364,800	23,251,943
Electric Power Development Co. Ltd.	182,300	4,245,022
FamilyMart UNY Holdings Co. Ltd.[c]	851,200	53,298,720
Hachijuni Bank Ltd. (The)	1,216,000	6,630,518
Iyo Bank Ltd. (The)	851,200	5,232,671
Japan Airlines Co. Ltd.	1,599,000	47,109,521
Japan Post Bank Co. Ltd.	1,337,600	15,758,184
Japan Prime Realty Investment Corp.	9,301	40,050,459
Japan Real Estate Investment Corp.	4,864	28,095,808
Japan Retail Fund Investment Corp.	21,511	48,698,358
Kamigumi Co. Ltd.	274,000	2,338,849
Kao Corp.	608,000	31,272,208

Security	Shares	Value
KDDI Corp.	729,600	$22,161,899
Keikyu Corp.	1,216,000	12,254,308
Kirin Holdings Co. Ltd.	1,216,000	20,915,640
Kyowa Hakko Kirin Co. Ltd.	243,200	3,714,479
Lawson Inc.	851,200	64,638,873
McDonald’s Holdings Co. Japan Ltd.[c]	861,000	24,743,969
Miraca Holdings Inc.	392,500	18,974,164
Mitsubishi Tanabe Pharma Corp.	3,040,000	59,188,657
Mizuho Financial Group Inc.	36,601,600	61,684,763
Nagoya Railroad Co. Ltd.	3,875,000	20,428,701
NH Foods Ltd.	1,248,000	29,856,516
Nippon Building Fund Inc.	3,648	21,627,292
Nippon Prologis REIT Inc.	19,109	43,151,408
Nippon Telegraph & Telephone Corp.	2,432,000	107,847,171
Nissin Foods Holdings Co. Ltd.	709,900	41,073,341
Nitori Holdings Co. Ltd.	229,500	27,452,205
Nomura Real Estate Master Fund Inc.	47,424	76,719,608
Nomura Research Institute Ltd.	486,400	16,871,371
NTT Data Corp.	243,200	12,543,598
NTT DOCOMO Inc.	1,945,600	48,887,632
Oracle Corp. Japan	486,400	26,475,786
Oriental Land Co. Ltd./Japan	276,000	16,118,495
Osaka Gas Co. Ltd.	4,864,000	20,213,245
Otsuka Corp.	265,900	12,651,663
Otsuka Holdings Co. Ltd.	2,151,100	94,101,030
Park24 Co. Ltd.	243,200	7,509,959
Recruit Holdings Co. Ltd.	2,432,000	97,664,177
Resona Holdings Inc.	1,216,000	5,392,359
Sankyo Co. Ltd.	608,000	21,407,432
Santen Pharmaceutical Co. Ltd.	1,094,400	15,975,730
Secom Co. Ltd.	486,400	35,098,931
Seven & I Holdings Co. Ltd.	121,600	5,071,826
Seven Bank Ltd.	1,071,700	3,294,087
Shimamura Co. Ltd.	176,500	22,590,522
Suntory Beverage & Food Ltd.	1,370,600	59,931,551
Suzuken Co. Ltd./Aichi Japan	364,800	11,716,230
Taiheiyo Cement Corp.	3,648,000	10,449,141
Taisho Pharmaceutical Holdings Co. Ltd.	373,800	36,460,484
Takashimaya Co. Ltd.	1,216,000	9,916,848
Takeda Pharmaceutical Co. Ltd.	2,091,000	93,521,435
Tobu Railway Co. Ltd.	3,047,000	14,961,717

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

October 31, 2016

Security	Shares	Value
Tokyo Gas Co. Ltd.	7,538,000	$34,158,972
TonenGeneral Sekiyu KK	3,496,000	34,465,966
Toray Industries Inc.	1,401,000	13,049,425
Toyo Suisan Kaisha Ltd.	1,216,000	49,237,094
Toyota Motor Corp.	492,000	28,461,417
United Urban Investment Corp.	34,048	57,316,374
USS Co. Ltd.	786,100	13,300,526
West Japan Railway Co.	364,800	22,467,389
Yamada Denki Co. Ltd.	3,891,200	20,106,786
Yamaguchi Financial Group Inc.	1,216,000	13,399,895
Yamato Holdings Co. Ltd.	1,337,600	30,485,340

		2,372,071,215
NETHERLANDS — 0.15%
NN Group NV	387,501	11,660,176

		11,660,176
NEW ZEALAND — 0.56%
Auckland International Airport Ltd.	981,912	4,629,212
Contact Energy Ltd.	3,289,978	11,179,842
Mercury NZ Ltd.	1,996,303	4,355,874
Meridian Energy Ltd.	4,320,772	7,944,079
Ryman Healthcare Ltd.	1,625,792	10,328,256
Spark New Zealand Ltd.	2,010,617	5,264,529

		43,701,792
NORWAY — 0.12%
Telenor ASA	577,824	9,208,546

		9,208,546
SINGAPORE — 3.78%
DBS Group Holdings Ltd.	5,594,000	60,284,503
Oversea-Chinese Banking Corp. Ltd.[c]	10,214,499	62,230,729
Singapore Airlines Ltd.	7,539,200	54,868,953
Singapore Press Holdings Ltd.[c]	3,021,800	8,076,080
Singapore Telecommunications Ltd.	22,739,200	63,386,807
StarHub Ltd.	8,633,600	20,965,276
United Overseas Bank Ltd.	1,945,600	26,250,714

		296,063,062
SWEDEN — 0.72%
Hennes & Mauritz AB Class B	382,630	10,777,175
ICA Gruppen ABc	398,383	12,386,679
Telia Co. AB	8,301,632	33,219,411

		56,383,265

Security	Shares	Value
SWITZERLAND — 11.75%
Baloise Holding AG Registered	84,196	$10,370,182
Barry Callebaut AG Registered	14,989	18,673,726
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	7,296	37,922,379
Chocoladefabriken Lindt & Sprungli AG Registered	386	23,966,427
Givaudan SA Registered	6,080	11,773,890
Kuehne + Nagel International AG Registered	569,801	77,325,609
Nestle SA Registered	1,627,008	118,048,159
Novartis AG Registered	1,567,631	111,599,982
Roche Holding AG	487,039	112,045,073
Schindler Holding AG Registered	37,154	6,875,500
Sonova Holding AG Registered	537,496	72,126,321
Swatch Group AG (The) Registered	69,581	4,014,153
Swiss Prime Site AG Registered	695,328	57,692,044
Swiss Re AG	1,239,104	115,151,843
Swisscom AG Registered	198,208	90,735,931
Zurich Insurance Group AG	193,344	50,618,628

		918,939,847
UNITED KINGDOM — 21.74%
Admiral Group PLC	510,133	11,939,484
Associated British Foods PLC	275,326	8,275,902
AstraZeneca PLC	1,180,541	66,127,869
Babcock International Group PLC	561,061	6,774,643
British American Tobacco PLC	1,392,320	79,750,024
BT Group PLC	6,212,544	28,515,409
Bunzl PLC	732,902	19,676,651
Capita PLC	928,046	6,639,680
Centrica PLC	10,310,464	26,963,590
Compass Group PLC	5,195,968	93,951,035
Diageo PLC	2,210,688	58,825,329
Direct Line Insurance Group PLC	7,684,338	32,470,434
Dixons Carphone PLC	634,885	2,439,337
easyJet PLC	2,167,460	24,795,377
Fresnillo PLC	311,457	6,236,228
G4S PLC	8,429,456	22,641,348
GlaxoSmithKline PLC	4,232,670	83,638,677
HSBC Holdings PLC	11,078,607	83,346,409
Imperial Brands PLC	986,176	47,625,095
Inmarsat PLC	2,393,088	20,495,871

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

October 31, 2016

Security	Shares	Value
J Sainsbury PLC	4,864,696	$14,901,720
Kingfisher PLC	11,292,992	49,814,643
Land Securities Group PLC	584,479	7,128,767
Lloyds Banking Group PLC	46,281,830	32,355,038
Marks & Spencer Group PLC	5,407,552	22,480,080
Merlin Entertainments PLC[b]	2,772,699	15,598,945
National Grid PLC	7,742,272	100,669,538
Next PLC	618,944	36,393,002
Randgold Resources Ltd.	649,030	57,369,806
Reckitt Benckiser Group PLC	1,201,408	107,267,000
RELX PLC	3,682,598	65,687,778
Royal Dutch Shell PLC Class A	158,036	3,933,207
Royal Mail PLC	9,792,793	58,704,056
Severn Trent PLC	158,080	4,493,036
Sky PLC	3,654,080	36,493,154
Smith & Nephew PLC	2,525,060	36,470,061
SSE PLC	4,561,216	88,599,416
Tate & Lyle PLC	3,256,747	31,014,063
TUI AG	4,083,328	51,697,919
Unilever PLC	1,979,648	82,611,418
United Utilities Group PLC	347,776	3,991,237
Vodafone Group PLC	16,132,759	44,277,694
Whitbread PLC	172,820	7,627,502
William Hill PLC	2,655,744	9,591,012

		1,700,298,484

TOTAL COMMON STOCKS
(Cost: $7,934,953,221)		7,779,123,849

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	20,047,239	$20,049,244
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	950,687	950,687

		20,999,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,997,926)		20,999,931

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $7,955,951,147)[g]		7,800,123,780
Other Assets, Less Liabilities — 0.28%		22,115,249

NET ASSETS — 100.00%		$7,822,239,029

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $8,079,816,235. Net unrealized depreciation was $279,692,455, of which $337,333,183 represented gross unrealized appreciation on securities and $617,025,638 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,779,123,849	$—	$—	$7,779,123,849
Money market funds	20,999,931	—	—	20,999,931

Total	$7,800,123,780	$—	$—	$7,800,123,780

174

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 98.75%

EXCHANGE-TRADED FUNDS — 98.75%
iShares Edge MSCI Min Vol Europe ETF[a]	165,195	$3,601,251

		3,601,251

TOTAL INVESTMENT COMPANIES
(Cost: $3,923,540)		3,601,251

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	1,885	1,885

		1,885

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,885)		1,885

TOTAL INVESTMENTS IN SECURITIES — 98.80%
(Cost: $3,925,425)[d]		3,603,136
Other Assets, Less Liabilities — 1.20%		43,825

NET ASSETS — 100.00%		$3,646,961

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,938,579. Net unrealized depreciation was $335,443, of which $ — represented gross unrealized appreciation on securities and $335,443 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol Europe ETF	161,311	3,947	(63)	165,195	$3,601,251	$—	$(75)

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

October 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of October 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	707,000	USD	711,332	BNP	11/03/2016	$3,168
DKK	1,303,000	USD	191,344	BNP	11/03/2016	966
EUR	1,186,000	USD	1,295,325	BNP	11/03/2016	6,657
GBP	975,000	USD	1,183,874	BNP	11/03/2016	9,549
NOK	479,000	USD	57,873	BNP	11/03/2016	100
USD	742,628	CHF	720,000	BNP	11/03/2016	14,990
USD	201,856	DKK	1,341,000	BNP	11/03/2016	3,937
USD	1,352,749	EUR	1,206,000	BNP	11/03/2016	28,810
USD	1,278,634	GBP	983,000	BNP	11/03/2016	75,419
USD	62,219	NOK	501,000	BNP	11/03/2016	1,582
USD	131,295	SEK	1,126,000	BNP	11/03/2016	6,624
DKK	48,000	USD	7,091	BNP	12/05/2016	4
GBP	6,000	USD	7,330	BNP	12/05/2016	19
NOK	9,000	USD	1,089	BNP	12/05/2016	1
USD	21,272	CHF	21,000	BNP	12/05/2016	13
USD	2,181	NOK	18,000	BNP	12/05/2016	3
USD	126,920	SEK	1,144,000	BNP	12/05/2016	70

						151,912

CHF	13,000	USD	13,404	BNP	11/03/2016	$(266)
DKK	38,000	USD	5,741	BNP	11/03/2016	(133)
EUR	20,000	USD	22,493	BNP	11/03/2016	(537)
GBP	8,000	USD	10,385	BNP	11/03/2016	(592)
NOK	22,000	USD	2,753	BNP	11/03/2016	(90)
SEK	1,126,000	USD	124,947	BNP	11/03/2016	(276)
USD	714,460	CHF	709,000	BNP	12/05/2016	(3,265)
USD	198,528	DKK	1,350,000	BNP	12/05/2016	(997)
USD	1,362,842	EUR	1,246,000	BNP	12/05/2016	(6,822)
USD	1,193,099	GBP	982,000	BNP	12/05/2016	(9,680)
USD	57,875	NOK	479,000	BNP	12/05/2016	(102)
USD	775	SEK	7,000	BNP	12/05/2016	(1)

						(22,761)

			Net unrealized appreciation			$129,151

Counterparty:

BNP — BNP Paribas SA

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

October 31, 2016

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,601,251	$—	$—	$3,601,251
Money market funds	1,885	—	—	1,885

Total	$3,603,136	$—	$—	$3,603,136

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$151,912	$—	$151,912
Liabilities:
Forward currency contracts	—	(22,761)	—	(22,761)

Total	$—	$129,151	$—	$129,151

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

177

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.37%

AUSTRIA — 0.14%
OMV AG	1,779	$55,530

		55,530
BELGIUM — 4.96%
Anheuser-Busch InBev SA/NV	1,917	219,703
Colruyt SA	6,741	361,826
Groupe Bruxelles Lambert SA	5,694	489,105
Proximus SADP	16,495	471,574
UCB SA	5,196	351,377

		1,893,585
DENMARK — 5.26%
Coloplast A/S Class B	7,958	554,444
Danske Bank A/S	10,579	326,124
ISS A/S	1,773	69,602
Novo Nordisk A/S Class B	11,735	419,172
TDC A/Sa	30,182	166,295
Tryg A/S	12,106	236,192
William Demant Holding A/Sa	12,798	238,001

		2,009,830
FINLAND — 2.77%
Elisa OYJ	4,174	140,469
Nokia OYJ	11,318	50,471
Orion OYJ Class B	5,543	235,697
Sampo OYJ Class A	13,793	631,558

		1,058,195
FRANCE — 11.14%
Aeroports de Paris	2,905	293,002
Air Liquide SA	2,093	212,640
Danone SA	8,919	616,734
Dassault Systemes	1,495	118,224
Engie SA	1,834	26,407
Essilor International SA	2,535	284,556
Eutelsat Communications SA	3,341	69,952
Gecina SA	1,226	178,476
Hermes International	797	322,472
Iliad SA	858	179,737
L’Oreal SA	3,424	611,990
Pernod Ricard SA	633	75,184
Sanofi	5,179	402,856
SES SA	15,635	359,064
Societe BIC SA	156	21,598
Sodexo SA	1,087	126,068
Total SA	1,053	50,466

Security	Shares	Value
Vivendi SA	15,072	$304,334

		4,253,760
GERMANY — 9.19%
Bayer AG Registered	947	93,730
Beiersdorf AG	2,522	221,722
Deutsche Telekom AG Registered	4,827	78,550
Fresenius Medical Care AG & Co. KGaA	5,371	436,926
Fresenius SE & Co. KGaA	4,932	363,530
Henkel AG & Co. KGaA	2,413	265,307
MAN SE	3,842	392,353
Merck KGaA	3,563	365,814
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,750	532,370
RTL Group SAa	4,047	316,753
SAP SE	3,808	334,948
Telefonica Deutschland Holding AG	27,972	108,271

		3,510,274
IRELAND — 1.93%
Kerry Group PLC Class A	6,737	488,451
Ryanair Holdings PLC ADR[a]	3,294	247,346

		735,797
ITALY — 1.36%
Snam SpA	86,984	457,880
Terna Rete Elettrica Nazionale SpA	12,304	60,182

		518,062
NETHERLANDS — 1.60%
Koninklijke KPN NV	12,254	39,909
NN Group NV	1,730	52,057
RELX NV	6,367	107,310
Unilever NV CVA	9,861	412,712

		611,988
NORWAY — 1.61%
Gjensidige Forsikring ASA	10,266	184,258
Schibsted ASA Class B	2,639	59,487
Telenor ASA	23,255	370,605

		614,350
PORTUGAL — 0.19%
EDP – Energias de Portugal SA	21,635	71,410

		71,410
SPAIN — 3.52%
Aena SAb	432	63,339
Endesa SA	29,308	622,148

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

October 31, 2016

Security	Shares	Value
Iberdrola SA	82,934	$564,474
Industria de Diseno Textil SA	2,297	80,185
Red Electrica Corp. SA	743	15,479

		1,345,625
SWEDEN — 3.43%
Hennes & Mauritz AB Class B	17,187	484,090
ICA Gruppen AB	4,619	143,615
Svenska Cellulosa AB SCA Class B	952	27,004
Svenska Handelsbanken AB Class A	10,532	143,828
Tele2 AB Class B	3,528	29,193
Telefonaktiebolaget LM Ericsson Class B	10,885	52,751
Telia Co. AB	107,456	429,991

		1,310,472
SWITZERLAND — 19.94%
Baloise Holding AG Registered	2,012	247,812
Barry Callebaut AG Registered	78	97,175
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	46	239,094
Chocoladefabriken Lindt & Sprungli AG Registered	5	310,446
Givaudan SA Registered	201	389,236
Kuehne + Nagel International AG Registered	4,459	605,115
Lonza Group AG Registered	219	41,368
Nestle SA Registered	8,391	608,812
Novartis AG Registered	8,050	573,081
Roche Holding AG	2,503	575,824
Schindler Holding AG Participation Certificates	154	28,638
Schindler Holding AG Registered	2,023	374,364
SGS SA Registered	181	367,162
Sonova Holding AG Registered	4,711	632,167
Swiss Prime Site AG Registered	6,369	528,442
Swiss Re AG	6,684	621,154
Swisscom AG Registered	1,287	589,165
Syngenta AG Registered	619	247,625
Zurich Insurance Group AG	2,058	538,797

		7,615,477
UNITED KINGDOM — 32.33%
Admiral Group PLC	9,334	218,459
Associated British Foods PLC	3,394	102,019
AstraZeneca PLC	10,290	576,393
BAE Systems PLC	18,375	121,705
BP PLC	30,785	181,801

Security	Shares	Value
British American Tobacco PLC	8,812	$504,738
British Land Co. PLC (The)	20,933	149,637
BT Group PLC	85,866	394,123
Bunzl PLC	1,474	39,573
Capita PLC	1,982	14,180
Centrica PLC	26,297	68,771
Compass Group PLC	33,364	603,272
Diageo PLC	20,440	543,899
Direct Line Insurance Group PLC	56,555	238,975
Dixons Carphone PLC	5,639	21,666
easyJet PLC	17,112	195,758
GlaxoSmithKline PLC	29,774	588,342
Hammerson PLC	3,933	26,458
Hikma Pharmaceuticals PLC	1,230	26,340
HSBC Holdings PLC	79,526	598,289
Imperial Brands PLC	6,615	319,456
Inmarsat PLC	13,152	112,642
ITV PLC	11,771	24,503
Kingfisher PLC	82,183	362,518
Land Securities Group PLC	26,221	319,812
Lloyds Banking Group PLC	115,413	80,684
Marks & Spencer Group PLC	13,317	55,361
Mediclinic International PLC	1,701	18,826
Merlin Entertainments PLC[b]	3,319	18,672
National Grid PLC	43,803	569,552
Next PLC	4,467	262,653
Randgold Resources Ltd.	4,157	367,450
Reckitt Benckiser Group PLC	6,183	552,046
RELX PLC	18,167	324,051
Royal Dutch Shell PLC Class A	17,089	425,312
Royal Mail PLC	50,554	303,052
Severn Trent PLC	7,088	201,459
Shire PLC	679	38,548
Sky PLC	23,737	237,061
Smith & Nephew PLC	22,069	318,748
SSE PLC	26,682	518,285
Tate & Lyle PLC	7,632	72,680
TUI AG	17,134	216,929
Unilever PLC	13,776	574,877
United Utilities Group PLC	24,926	286,062
Vodafone Group PLC	185,747	509,798
William Hill PLC	4,325	15,619
Worldpay Group PLC[b]	7,066	24,569

		12,345,623

TOTAL COMMON STOCKS
(Cost: $41,603,977)		37,949,978

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

October 31, 2016

Security	Shares	Value
PREFERRED STOCKS — 0.24%

GERMANY — 0.24%
Henkel AG & Co. KGaA	708	$90,727

		90,727

TOTAL PREFERRED STOCKS
(Cost: $82,699)		90,727

RIGHTS — 0.00%

SWEDEN — 0.00%
Tele2 AB Class Ba	3,528	1,058

		1,058

TOTAL RIGHTS
(Cost: $0)		1,058

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	3,914	3,914

		3,914

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,914)		3,914

Value
TOTAL INVESTMENTS IN SECURITIES — 99.62%
(Cost: $41,690,590)[e]	$38,045,677
Other Assets, Less Liabilities — 0.38%	143,594

NET ASSETS — 100.00%	$38,189,271

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $41,870,125. Net unrealized depreciation was $3,824,448, of which $439,694 represented gross unrealized appreciation on securities and $4,264,142 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$37,949,978	$—	$—	$37,949,978
Preferred stocks	90,727	—	—	90,727
Rights	—	1,058	—	1,058
Money market funds	3,914	—	—	3,914

Total	$38,044,619	$1,058	$—	$38,045,677

180

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.13%

AIR FREIGHT & LOGISTICS — 0.53%
Yamato Holdings Co. Ltd.	8,400	$191,445

		191,445
AIRLINES — 2.14%
ANA Holdings Inc.	120,000	337,098
Japan Airlines Co. Ltd.	15,000	441,928

		779,026
AUTO COMPONENTS — 3.63%
Aisin Seiki Co. Ltd.	2,400	105,400
Bridgestone Corp.	13,200	491,773
Denso Corp.	6,600	286,711
Sumitomo Electric Industries Ltd.	15,600	230,768
Sumitomo Rubber Industries Ltd.	4,800	80,301
Toyota Industries Corp.	2,700	123,714

		1,318,667
AUTOMOBILES — 5.17%
Fuji Heavy Industries Ltd.	6,000	233,754
Honda Motor Co. Ltd.	15,000	448,779
Isuzu Motors Ltd.	1,800	22,259
Mitsubishi Motors Corp.	15,000	83,504
Nissan Motor Co. Ltd.	48,600	494,163
Toyota Motor Corp.	10,300	595,839

		1,878,298
BANKS — 5.06%
Aozora Bank Ltd.	48,000	158,500
Chiba Bank Ltd. (The)	12,000	74,225
Chugoku Bank Ltd. (The)	1,800	24,152
Concordia Financial Group Ltd.	24,000	111,270
Japan Post Bank Co. Ltd.	5,400	63,617
Mitsubishi UFJ Financial Group Inc.	45,600	236,321
Mizuho Financial Group Inc.	249,000	419,640
Resona Holdings Inc.	69,000	305,981
Sumitomo Mitsui Financial Group Inc.	9,000	312,861
Yamaguchi Financial Group Inc.	12,000	132,236

		1,838,803
BEVERAGES — 3.32%
Asahi Group Holdings Ltd.	9,000	321,254
Kirin Holdings Co. Ltd.	24,000	412,809
Suntory Beverage & Food Ltd.	10,800	472,246

		1,206,309
BUILDING PRODUCTS — 0.12%
Asahi Glass Co. Ltd.	6,000	41,966

		41,966

Security	Shares	Value
CHEMICALS — 2.94%
Asahi Kasei Corp.	12,000	$108,233
Kuraray Co. Ltd.	5,400	81,911
Mitsubishi Chemical Holdings Corp.	4,800	31,563
Shin-Etsu Chemical Co. Ltd.	6,000	455,117
Toray Industries Inc.	42,000	391,203

		1,068,027
COMMERCIAL SERVICES & SUPPLIES — 2.61%
Dai Nippon Printing Co. Ltd.	10,000	100,300
Park24 Co. Ltd.	6,600	203,807
Secom Co. Ltd.	6,600	476,260
Toppan Printing Co. Ltd.	18,000	169,234

		949,601
CONSTRUCTION & ENGINEERING — 1.25%
Kajima Corp.	12,000	80,963
Obayashi Corp.	14,400	138,813
Shimizu Corp.	6,000	53,328
Taisei Corp.	24,000	179,969

		453,073
CONSTRUCTION MATERIALS — 0.09%
Taiheiyo Cement Corp.	12,000	34,372

		34,372
DIVERSIFIED CONSUMER SERVICES — 0.69%
Benesse Holdings Inc.	9,600	251,499

		251,499
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.46%
Nippon Telegraph & Telephone Corp.	12,000	532,141

		532,141
ELECTRIC UTILITIES — 3.62%
Chubu Electric Power Co. Inc.	24,000	352,743
Chugoku Electric Power Co. Inc. (The)	19,800	231,378
Hokuriku Electric Power Co.	12,000	136,233
Kansai Electric Power Co. Inc. (The)[a]	15,000	143,384
Kyushu Electric Power Co. Inc.	1,800	16,324
Tohoku Electric Power Co. Inc.	20,400	249,455
Tokyo Electric Power Co. Holdings Inc.[a]	47,400	184,034

		1,313,551
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.33%
Hirose Electric Co. Ltd.	600	79,250
Hitachi Ltd.	30,000	159,642
Keyence Corp.	100	73,331
Kyocera Corp.	2,400	116,706

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

October 31, 2016

Security	Shares	Value
Shimadzu Corp.	1,000	$14,550
TDK Corp.	600	41,452

		484,931
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.32%
Japan Prime Realty Investment Corp.	54	232,526
Japan Real Estate Investment Corp.	36	207,946
Japan Retail Fund Investment Corp.	186	421,082
Nippon Building Fund Inc.	24	142,285
Nippon Prologis REIT Inc.	96	216,785
Nomura Real Estate Master Fund Inc.	258	417,376
United Urban Investment Corp.	174	292,911

		1,930,911
FOOD & STAPLES RETAILING — 3.91%
Aeon Co. Ltd.	8,400	116,146
FamilyMart UNY Holdings Co. Ltd.	7,800	488,405
Lawson Inc.	6,000	455,631
Seven & I Holdings Co. Ltd.	7,800	325,331
Tsuruha Holdings Inc.	300	34,600

		1,420,113
FOOD PRODUCTS — 3.93%
Ajinomoto Co. Inc.	10,800	240,131
Calbee Inc.	600	21,754
MEIJI Holdings Co. Ltd.	600	59,837
NH Foods Ltd.	12,000	287,082
Nisshin Seifun Group Inc.	9,000	132,578
Nissin Foods Holdings Co. Ltd.	5,400	312,433
Toyo Suisan Kaisha Ltd.	7,200	291,536
Yamazaki Baking Co. Ltd.	3,600	80,712

		1,426,063
GAS UTILITIES — 2.96%
Osaka Gas Co. Ltd.	114,000	473,748
Toho Gas Co. Ltd.	24,000	222,220
Tokyo Gas Co. Ltd.	84,000	380,652

		1,076,620
HEALTH CARE EQUIPMENT & SUPPLIES — 0.92%
Hoya Corp.	4,200	175,258
Olympus Corp.	1,200	42,822
Terumo Corp.	3,000	116,049

		334,129
HEALTH CARE PROVIDERS & SERVICES — 1.33%
Alfresa Holdings Corp.	4,800	101,495
Medipal Holdings Corp.	6,600	112,737

Security	Shares	Value
Miraca Holdings Inc.	3,600	$174,030
Suzuken Co. Ltd./Aichi Japan	3,000	96,351

		484,613
HEALTH CARE TECHNOLOGY — 0.20%
M3 Inc.	2,400	73,084

		73,084
HOTELS, RESTAURANTS & LEISURE — 1.81%
McDonald’s Holdings Co. Japan Ltd.	15,600	448,323
Oriental Land Co. Ltd./Japan	3,600	210,241

		658,564
HOUSEHOLD DURABLES — 2.07%
Casio Computer Co. Ltd.	1,200	16,741
Nikon Corp.	13,200	199,347
Panasonic Corp.	3,000	31,318
Rinnai Corp.	1,200	115,335
Sekisui Chemical Co. Ltd.	10,800	170,091
Sekisui House Ltd.	13,200	218,126

		750,958
HOUSEHOLD PRODUCTS — 0.08%
Unicharm Corp.	1,200	28,531

		28,531
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.42%
Electric Power Development Co. Ltd.	6,600	153,687

		153,687
INDUSTRIAL CONGLOMERATES — 0.11%
Seibu Holdings Inc.	2,400	41,475

		41,475
INSURANCE — 0.65%
Japan Post Holdings Co. Ltd.	4,200	53,477
MS&AD Insurance Group Holdings Inc.	600	17,825
Tokio Marine Holdings Inc.	4,200	165,826

		237,128
INTERNET SOFTWARE & SERVICES — 0.07%
Yahoo Japan Corp.	6,600	25,311

		25,311
IT SERVICES — 2.25%
Fujitsu Ltd.	8,000	47,436
Nomura Research Institute Ltd.	8,400	291,364
NTT Data Corp.	5,400	278,518
Otsuka Corp.	4,200	199,838

		817,156

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

October 31, 2016

Security	Shares	Value
LEISURE PRODUCTS — 1.33%
Bandai Namco Holdings Inc.	4,200	$125,898
Sankyo Co. Ltd.	7,200	253,509
Shimano Inc.	600	102,546

		481,953
MACHINERY — 0.45%
FANUC Corp.	300	56,183
Komatsu Ltd.	3,600	80,267
Mitsubishi Heavy Industries Ltd.	6,000	25,659

		162,109
MARINE — 0.07%
Nippon Yusen KK	12,000	24,552

		24,552
MEDIA — 0.20%
Toho Co. Ltd./Tokyo	2,400	72,056

		72,056
MULTILINE RETAIL — 0.34%
J Front Retailing Co. Ltd.	1,800	24,786
Takashimaya Co. Ltd.	12,000	97,863

		122,649
OIL, GAS & CONSUMABLE FUELS — 0.89%
Idemitsu Kosan Co. Ltd.	600	13,823
JX Holdings Inc.	33,000	130,606
TonenGeneral Sekiyu KK	18,000	177,456

		321,885
PERSONAL PRODUCTS — 1.36%
Kao Corp.	9,600	493,772

		493,772
PHARMACEUTICALS — 10.84%
Astellas Pharma Inc.	37,800	560,966
Chugai Pharmaceutical Co. Ltd.	5,400	183,965
Daiichi Sankyo Co. Ltd.	13,800	331,720
Eisai Co. Ltd.	3,000	191,217
Hisamitsu Pharmaceutical Co. Inc.	600	32,031
Kyowa Hakko Kirin Co. Ltd.	7,200	109,968
Mitsubishi Tanabe Pharma Corp.	30,600	595,781
Ono Pharmaceutical Co. Ltd.	1,200	30,455
Otsuka Holdings Co. Ltd.	12,600	551,194
Santen Pharmaceutical Co. Ltd.	11,400	166,414
Shionogi & Co. Ltd.	4,200	206,953
Sumitomo Dainippon Pharma Co. Ltd.	8,400	145,562
Taisho Pharmaceutical Holdings Co. Ltd.	3,000	292,620
Takeda Pharmaceutical Co. Ltd.	12,000	536,708

		3,935,554

Security	Shares	Value
PROFESSIONAL SERVICES — 1.63%
Recruit Holdings Co. Ltd.	14,700	$590,322

		590,322
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.51%
Daito Trust Construction Co. Ltd.	2,400	401,389
Daiwa House Industry Co. Ltd.	5,400	148,303

		549,692
ROAD & RAIL — 7.72%
Central Japan Railway Co.	1,500	255,008
East Japan Railway Co.	5,400	475,689
Hankyu Hanshin Holdings Inc.	9,600	317,914
Keikyu Corp.	18,000	181,396
Keio Corp.	7,000	57,953
Kintetsu Group Holdings Co. Ltd.	48,000	193,672
Nagoya Railroad Co. Ltd.	48,000	253,052
Nippon Express Co. Ltd.	36,000	177,799
Odakyu Electric Railway Co. Ltd.	6,000	122,472
Tobu Railway Co. Ltd.	54,000	265,157
Tokyu Corp.	18,000	134,805
West Japan Railway Co.	6,000	369,530

		2,804,447
SOFTWARE — 0.78%
Oracle Corp. Japan	4,800	261,274
Trend Micro Inc./Japan	600	21,126

		282,400
SPECIALTY RETAIL — 2.91%
ABC-Mart Inc.	3,600	218,909
Nitori Holdings Co. Ltd.	3,000	358,852
Shimamura Co. Ltd.	1,200	153,590
USS Co. Ltd.	6,000	101,518
Yamada Denki Co. Ltd.	43,200	223,225

		1,056,094
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.87%
Canon Inc.	17,400	499,555
FUJIFILM Holdings Corp.	7,800	295,047
NEC Corp.	36,000	96,265
Ricoh Co. Ltd.	18,600	151,512

		1,042,379
TOBACCO — 0.88%
Japan Tobacco Inc.	8,400	319,262

		319,262
TRADING COMPANIES & DISTRIBUTORS — 2.26%
ITOCHU Corp.	13,800	174,461
Marubeni Corp.	29,400	154,631

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

October 31, 2016

Security	Shares	Value
Mitsubishi Corp.	3,600	$78,485
Mitsui & Co. Ltd.	19,800	274,715
Sumitomo Corp.	12,000	138,117

		820,409
TRANSPORTATION INFRASTRUCTURE — 0.28%
Kamigumi Co. Ltd.	12,000	102,431

		102,431
WIRELESS TELECOMMUNICATION SERVICES — 2.82%
KDDI Corp.	16,800	510,307
NTT DOCOMO Inc.	20,400	512,596

		1,022,903

TOTAL COMMON STOCKS
(Cost: $34,828,841)		36,004,921

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[b,c]	2,029	2,029

		2,029

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,029)		2,029

Value
TOTAL INVESTMENTS IN SECURITIES — 99.14%
(Cost: $34,830,870)[d]	$36,006,950
Other Assets, Less Liabilities — 0.86%	312,363

NET ASSETS — 100.00%	$36,319,313

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $35,680,034. Net unrealized appreciation was $326,916, of which $2,360,617 represented gross unrealized appreciation on securities and $2,033,701 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$36,004,921	$—	$—	$36,004,921
Money market funds	2,029	—	—	2,029

Total	$36,006,950	$—	$—	$36,006,950

184

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 0.41%
Lockheed Martin Corp.	220,526	$54,333,196

		54,333,196
AIR FREIGHT & LOGISTICS — 2.04%
CH Robinson Worldwide Inc.	735,409	50,096,061
Expeditors International of Washington Inc.	847,026	43,596,428
United Parcel Service Inc. Class B	1,635,889	176,283,399

		269,975,888
BANKS — 0.44%
U.S. Bancorp.	715,506	32,026,048
Wells Fargo & Co.	563,889	25,944,533

		57,970,581
BEVERAGES — 2.88%
Coca-Cola Co. (The)	3,677,456	155,924,134
Dr Pepper Snapple Group Inc.	269,160	23,629,556
PepsiCo Inc.	1,887,557	202,346,111

		381,899,801
CAPITAL MARKETS — 0.27%
CME Group Inc.	355,164	35,551,916

		35,551,916
CHEMICALS — 0.95%
Ecolab Inc.	365,444	41,722,742
Monsanto Co.	228,534	23,029,371
Praxair Inc.	345,585	40,454,180
Sherwin-Williams Co. (The)	86,856	21,267,560

		126,473,853
COMMERCIAL SERVICES & SUPPLIES — 2.93%
Cintas Corp.	778,322	83,023,608
Republic Services Inc.	2,812,673	148,030,980
Waste Management Inc.	2,392,179	157,070,473

		388,125,061
COMMUNICATIONS EQUIPMENT — 1.25%
Cisco Systems Inc.	3,231,745	99,149,937
Motorola Solutions Inc.	923,123	67,000,267

		166,150,204
DISTRIBUTORS — 0.14%
Genuine Parts Co.	204,103	18,489,691

		18,489,691
DIVERSIFIED FINANCIAL SERVICES — 1.29%
Berkshire Hathaway Inc. Class Ba,b	1,180,889	170,402,283

		170,402,283

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.06%
AT&T Inc.	5,158,311	$189,774,262
SBA Communications Corp. Class Aa,b	239,873	27,172,813
Verizon Communications Inc.	3,919,928	188,548,537

		405,495,612
ELECTRIC UTILITIES — 5.47%
American Electric Power Co. Inc.	388,268	25,175,297
Duke Energy Corp.	2,228,557	178,329,131
Eversource Energy	443,195	24,402,317
NextEra Energy Inc.	738,136	94,481,408
PG&E Corp.	1,356,706	84,278,577
Southern Co. (The)	3,677,195	189,632,946
Xcel Energy Inc.	3,094,713	128,585,325

		724,885,001
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.14%
Amphenol Corp. Class A	288,271	19,005,707

		19,005,707
ENERGY EQUIPMENT & SERVICES — 0.12%
Schlumberger Ltd.	202,651	15,853,388

		15,853,388
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.00%
American Tower Corp.	679,090	79,582,557
AvalonBay Communities Inc.	943,485	161,505,762
Boston Properties Inc.	72,382	8,720,583
Camden Property Trust[b]	116,005	9,447,447
Crown Castle International Corp.	1,514,061	137,764,410
Digital Realty Trust Inc.[b]	312,073	29,156,980
Equity Residential	1,290,729	79,702,516
Essex Property Trust Inc.	217,993	46,670,121
Extra Space Storage Inc.[b]	129,317	9,459,539
Federal Realty Investment Trust[b]	528,207	76,711,503
General Growth Properties Inc.	931,997	23,253,325
Macerich Co. (The)	808,601	57,232,779
Public Storage	735,244	157,136,348
Realty Income Corp.[b]	1,496,331	88,642,648
Regency Centers Corp.[b]	482,650	34,784,586
Simon Property Group Inc.	498,144	92,634,858
UDR Inc.[b]	1,971,610	68,947,202
Ventas Inc.[b]	1,268,630	85,949,683
Vornado Realty Trust	124,861	11,584,604
Welltower Inc.[b]	963,923	66,057,643

		1,324,945,094

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

October 31, 2016

Security	Shares	Value
FOOD & STAPLES RETAILING — 1.42%
Costco Wholesale Corp.	281,552	$41,633,094
CVS Health Corp.	469,470	39,482,427
Sysco Corp.	794,292	38,221,331
Wal-Mart Stores Inc.	984,728	68,950,655

		188,287,507
FOOD PRODUCTS — 4.42%
Campbell Soup Co.	1,270,920	69,061,793
ConAgra Foods Inc.	650,126	31,323,070
General Mills Inc.	3,104,861	192,439,285
Hershey Co. (The)	905,616	92,789,415
JM Smucker Co. (The)	72,728	9,549,914
Kellogg Co.	1,397,192	104,971,035
McCormick & Co. Inc./MD	895,562	85,857,529

		585,992,041
HEALTH CARE EQUIPMENT & SUPPLIES — 7.52%
Abbott Laboratories	2,008,644	78,819,191
Baxter International Inc.	1,584,181	75,391,174
Becton Dickinson and Co.	1,093,197	183,558,708
CR Bard Inc.	600,402	130,095,105
Danaher Corp.	450,397	35,378,684
Intuitive Surgical Inc.[a]	109,258	73,430,117
Medtronic PLC	1,311,685	107,584,404
ResMed Inc.	324,393	19,388,970
Stryker Corp.	1,457,547	168,128,046
Varian Medical Systems Inc.[a,b]	975,072	88,468,282
Zimmer Biomet Holdings Inc.	337,158	35,536,453

		995,779,134
HEALTH CARE PROVIDERS & SERVICES — 5.77%
Aetna Inc.	215,944	23,181,588
AmerisourceBergen Corp.	775,147	54,508,337
Anthem Inc.	230,465	28,084,465
Cardinal Health Inc.	741,886	50,960,149
Cigna Corp.	390,087	46,354,038
DaVita Inc.[a,b]	1,216,965	71,338,488
Express Scripts Holding Co.[a,b]	719,780	48,513,172
Henry Schein Inc.[a]	780,921	116,513,413
Humana Inc.	84,300	14,459,979
Laboratory Corp. of America Holdings[a]	515,003	64,550,476
McKesson Corp.	39,924	5,077,135
Patterson Companies Inc.	1,100,070	46,983,990
Quest Diagnostics Inc.	369,510	30,092,895
UnitedHealth Group Inc.	1,161,775	164,193,661

		764,811,786

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.06%
Chipotle Mexican Grill Inc.[a,b]	53,092	$19,153,470
Darden Restaurants Inc.	296,242	19,193,519
McDonald’s Corp.	1,539,540	173,306,018
Starbucks Corp.	1,159,733	61,547,030

		273,200,037
HOUSEHOLD PRODUCTS — 4.52%
Church & Dwight Co. Inc.	2,049,894	98,927,884
Clorox Co. (The)	874,772	104,990,135
Colgate-Palmolive Co.	1,597,282	113,982,044
Kimberly-Clark Corp.	692,248	79,200,094
Procter & Gamble Co. (The)	2,328,509	202,114,581

		599,214,738
INDUSTRIAL CONGLOMERATES — 0.56%
3M Co.	447,755	74,013,902

		74,013,902
INSURANCE — 6.17%
Alleghany Corp.[a]	100,288	51,769,668
Allstate Corp. (The)	296,665	20,143,554
Aon PLC	196,000	21,722,680
Arch Capital Group Ltd.[a]	1,616,964	126,074,683
Axis Capital Holdings Ltd.	1,316,360	74,993,029
Chubb Ltd.	1,084,480	137,728,960
Everest Re Group Ltd.	440,983	89,748,860
Markel Corp.[a]	39,265	34,452,289
Marsh & McLennan Companies Inc.	1,179,072	74,741,374
RenaissanceRe Holdings Ltd.	581,389	72,260,839
Travelers Companies Inc. (The)	599,059	64,806,203
WR Berkley Corp.	855,275	48,836,202

		817,278,341
INTERNET SOFTWARE & SERVICES — 1.29%
Alphabet Inc. Class Aa	79,218	64,158,658
eBay Inc.[a]	1,494,889	42,619,285
Facebook Inc. Class Aa	491,158	64,336,787

		171,114,730
IT SERVICES — 9.01%
Accenture PLC Class A	1,339,783	155,736,376
Automatic Data Processing Inc.	2,143,573	186,619,465
Broadridge Financial Solutions Inc.	1,054,875	68,208,218
Fidelity National Information Services Inc.	1,049,870	77,606,390
Fiserv Inc.[a]	1,328,307	130,811,673
Gartner Inc.[a]	804,611	69,228,730
International Business Machines Corp.	655,524	100,747,484

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

October 31, 2016

Security	Shares	Value
MasterCard Inc. Class A	451,128	$48,279,719
Paychex Inc.	3,556,965	196,344,468
Vantiv Inc. Class Aa	218,063	12,726,157
Visa Inc. Class A	1,795,438	148,141,589

		1,194,450,269
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Thermo Fisher Scientific Inc.	334,086	49,120,665
Waters Corp.[a]	272,595	37,928,868

		87,049,533
MACHINERY — 0.09%
Fortive Corp.	224,038	11,437,140

		11,437,140
MEDIA — 0.94%
Charter Communications Inc. Class Aa	305,348	76,303,412
Comcast Corp. Class A	785,284	48,546,257

		124,849,669
METALS & MINING — 1.23%
Newmont Mining Corp.	4,396,712	162,854,212

		162,854,212
MORTGAGE REAL ESTATE INVESTMENT — 1.88%
AGNC Investment Corp.	4,943,879	99,174,213
Annaly Capital Management Inc.	14,495,144	150,169,692

		249,343,905
MULTI-UTILITIES — 3.14%
Consolidated Edison Inc.	2,536,894	191,662,342
Dominion Resources Inc./VA	1,727,736	129,925,747
Sempra Energy	153,431	16,432,460
WEC Energy Group Inc.	1,312,610	78,389,069

		416,409,618
MULTILINE RETAIL — 0.94%
Dollar General Corp.	484,877	33,500,152
Dollar Tree Inc.[a]	254,349	19,216,067
Target Corp.	1,051,896	72,296,812

		125,013,031
OIL, GAS & CONSUMABLE FUELS — 1.81%
Chevron Corp.	212,760	22,286,610
Exxon Mobil Corp.	2,070,902	172,547,555
Occidental Petroleum Corp.	609,542	44,441,707

		239,275,872
PHARMACEUTICALS — 5.29%
Allergan PLC[a]	35,864	7,493,424
Bristol-Myers Squibb Co.	1,647,885	83,893,825
Eli Lilly & Co.	1,546,762	114,212,906

Security	Shares	Value
Johnson & Johnson	1,750,083	$202,992,127
Merck & Co. Inc.	2,514,427	147,647,154
Pfizer Inc.	4,567,787	144,844,526

		701,083,962
PROFESSIONAL SERVICES — 0.25%
Equifax Inc.	81,066	10,049,752
Nielsen Holdings PLC	251,322	11,314,517
Verisk Analytics Inc. Class Aa	139,506	11,376,714

		32,740,983
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.41%
Intel Corp.	1,547,886	53,974,785

		53,974,785
SOFTWARE — 3.31%
Adobe Systems Inc.[a]	613,623	65,970,609
ANSYS Inc.[a]	730,208	66,704,501
Cadence Design Systems Inc.[a]	1,239,809	31,714,314
Intuit Inc.	64,510	7,014,817
Microsoft Corp.	1,349,461	80,859,703
Oracle Corp.	1,475,610	56,692,936
Synopsys Inc.[a]	2,042,321	121,130,059
VMware Inc. Class Aa,b	112,472	8,840,299

		438,927,238
SPECIALTY RETAIL — 3.39%
AutoZone Inc.[a,b]	158,428	117,578,924
Foot Locker Inc.	133,006	8,880,811
Home Depot Inc. (The)	703,256	85,804,265
L Brands Inc.	256,767	18,536,010
Lowe’s Companies Inc.	663,139	44,198,214
O’Reilly Automotive Inc.[a,b]	90,448	23,918,069
Ross Stores Inc.	369,218	23,090,894
TJX Companies Inc. (The)	1,724,478	127,180,252

		449,187,439
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.08%
Apple Inc.	91,444	10,382,552

		10,382,552
TEXTILES, APPAREL & LUXURY GOODS — 0.32%
NIKE Inc. Class B	453,663	22,764,810
VF Corp.	361,187	19,579,947

		42,344,757
TOBACCO — 1.77%
Altria Group Inc.	2,026,340	133,981,601
Philip Morris International Inc.	567,614	54,740,694
Reynolds American Inc.	822,788	45,319,163

		234,041,458

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

October 31, 2016

Security	Shares	Value
WATER UTILITIES — 0.25%
American Water Works Co. Inc.	452,052	$33,469,930

		33,469,930

TOTAL COMMON STOCKS
(Cost: $12,843,025,656)		13,236,085,845

SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	121,329,878	121,342,011
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	24,527,023	24,527,023

		145,869,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $145,859,621)		145,869,034

TOTAL INVESTMENTS IN SECURITIES — 100.99%
(Cost: $12,988,885,277)[f]		13,381,954,879
Other Assets, Less Liabilities — (0.99)%		(131,335,997)

NET ASSETS — 100.00%		$13,250,618,882

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $13,054,952,732. Net unrealized appreciation was $327,002,147, of which $686,428,860 represented gross unrealized appreciation on securities and $359,426,713 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$13,236,085,845	$—	$—	$13,236,085,845
Money market funds	145,869,034	—	—	145,869,034

Total	$13,381,954,879	$—	$—	$13,381,954,879

188

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

AIR FREIGHT & LOGISTICS — 0.05%
Hub Group Inc. Class Aa	32	$1,166

		1,166
BANKS — 3.18%
Arrow Financial Corp.	103	3,255
Bank of Hawaii Corp.	54	4,058
Blue Hills Bancorp. Inc.	223	3,468
Bryn Mawr Bank Corp.	128	4,019
Capital Bank Financial Corp. Class A	198	6,484
City Holding Co.	86	4,495
Commerce Bancshares Inc./MO	110	5,480
Community Trust Bancorp. Inc.	120	4,386
First Busey Corp.	58	1,340
Heritage Financial Corp./WA	222	4,085
HomeTrust Bancshares Inc.[a]	155	2,883
Investors Bancorp. Inc.	1,002	12,285
National Bank Holdings Corp. Class A	244	5,939
Opus Bank	150	3,008
Peoples Bancorp. Inc./OH	70	1,734
Univest Corp. of Pennsylvania	212	5,035
Westamerica Bancorp.	34	1,685
Wintrust Financial Corp.	54	2,913

		76,552
BEVERAGES — 0.05%
Boston Beer Co. Inc. (The)[a]	8	1,242

		1,242
BIOTECHNOLOGY — 0.36%
Aimmune Therapeutics Inc.[a]	112	1,823
Dynavax Technologies Corp.[a]	80	740
Genomic Health Inc.[a]	50	1,491
Myriad Genetics Inc.[a]	234	4,612

		8,666
BUILDING PRODUCTS — 0.38%
CSW Industrials Inc.[a]	132	4,085
Simpson Manufacturing Co. Inc.	116	4,965

		9,050
CAPITAL MARKETS — 0.89%
CBOE Holdings Inc.	326	20,606
Virtu Financial Inc.	72	922

		21,528
CHEMICALS — 0.19%
Innospec Inc.	40	2,410
Scotts Miracle-Gro Co. (The) Class A	24	2,114

		4,524

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 5.09%
ABM Industries Inc.	410	$16,023
Clean Harbors Inc.[a]	40	1,893
Copart Inc.[a]	248	13,012
Ennis Inc.	217	3,179
G&K Services Inc. Class A	70	6,629
Healthcare Services Group Inc.	380	14,048
Herman Miller Inc.	66	1,835
KAR Auction Services Inc.	338	14,392
Matthews International Corp. Class A	122	7,308
McGrath RentCorp	146	4,395
Rollins Inc.	476	14,670
SP Plus Corp.[a]	88	2,218
Tetra Tech Inc.	44	1,692
UniFirst Corp./MA	128	15,680
Viad Corp.	134	5,561

		122,535
COMMUNICATIONS EQUIPMENT — 1.43%
ADTRAN Inc.	412	7,478
CalAmp Corp.[a]	116	1,499
EchoStar Corp. Class Aa	32	1,496
InterDigital Inc./PA	68	4,804
Lumentum Holdings Inc.[a]	342	11,491
NetScout Systems Inc.[a]	148	4,062
Ubiquiti Networks Inc.[a]	42	2,202
Viavi Solutions Inc.[a]	200	1,424

		34,456
CONSTRUCTION & ENGINEERING — 0.06%
MYR Group Inc.[a]	46	1,373

		1,373
CONTAINERS & PACKAGING — 0.78%
AptarGroup Inc.	86	6,144
Bemis Co. Inc.	72	3,508
Silgan Holdings Inc.	122	6,216
Sonoco Products Co.	57	2,866

		18,734
DIVERSIFIED CONSUMER SERVICES — 0.46%
Bright Horizons Family Solutions Inc.[a]	90	6,022
Capella Education Co.	48	3,509
Graham Holdings Co. Class B	3	1,425

		10,956
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.49%
ATN International Inc.	96	6,493
Inteliquent Inc.	206	3,459
Vonage Holdings Corp.[a]	284	1,948

		11,900

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
ELECTRIC UTILITIES — 2.98%
ALLETE Inc.	160	$9,806
El Paso Electric Co.	66	3,049
Great Plains Energy Inc.	461	13,111
Hawaiian Electric Industries Inc.	308	9,086
IDACORP Inc.	62	4,860
MGE Energy Inc.	110	6,429
PNM Resources Inc.	156	5,125
Portland General Electric Co.	468	20,424

		71,890
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.12%
Badger Meter Inc.	64	2,058
Benchmark Electronics Inc.[a]	178	4,477
ePlus Inc.[a]	38	3,479
Keysight Technologies Inc.[a]	82	2,690
Littelfuse Inc.	12	1,674
MTS Systems Corp.	66	3,138
National Instruments Corp.	184	5,168
OSI Systems Inc.[a]	24	1,683
Park Electrochemical Corp.	173	2,669

		27,036
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.52%
Acadia Realty Trust	81	2,729
Agree Realty Corp.	168	8,123
American Assets Trust Inc.	285	11,317
American Campus Communities Inc.	130	6,774
American Homes 4 Rent Class A	690	14,566
Colony Starwood Homes	186	5,396
Columbia Property Trust Inc.	137	2,888
CubeSmart	64	1,668
DDR Corp.	72	1,101
Easterly Government Properties Inc.	252	4,780
Education Realty Trust Inc.	384	16,355
EPR Properties	22	1,600
Equity Commonwealth[a]	398	12,024
Equity Lifestyle Properties Inc.	50	3,792
Equity One Inc.	210	5,985
Getty Realty Corp.	74	1,682
Global Net Lease Inc.	818	6,061
Healthcare Realty Trust Inc.	482	15,371
Healthcare Trust of America Inc. Class A	434	13,280
Hudson Pacific Properties Inc.	190	6,388
Kite Realty Group Trust	150	3,740

Security	Shares	Value
Life Storage Inc.	86	$6,936
LTC Properties Inc.	326	16,336
National Health Investors Inc.	36	2,727
National Retail Properties Inc.	340	15,511
New York REIT Inc.	1,228	11,568
Omega Healthcare Investors Inc.	376	11,968
Paramount Group Inc.	542	8,428
Physicians Realty Trust	170	3,361
Piedmont Office Realty Trust Inc. Class A	159	3,256
Post Properties Inc.	454	29,869
Retail Opportunity Investments Corp.	234	4,706
Retail Properties of America Inc. Class A	416	6,477
Senior Housing Properties Trust	642	13,655
Silver Bay Realty Trust Corp.	266	4,455
Spirit Realty Capital Inc.	646	7,694
STORE Capital Corp.	48	1,310
Sun Communities Inc.	124	9,539
Tanger Factory Outlet Centers Inc.	376	13,085
Taubman Centers Inc.	108	7,826
Weingarten Realty Investors	38	1,376

		325,703
FOOD & STAPLES RETAILING — 1.15%
Casey’s General Stores Inc.	161	18,191
PriceSmart Inc.	42	3,820
Village Super Market Inc. Class A	64	1,914
Weis Markets Inc.	68	3,783

		27,708
FOOD PRODUCTS — 5.85%
B&G Foods Inc.	108	4,579
Calavo Growers Inc.	22	1,301
Dean Foods Co.	422	7,706
Flowers Foods Inc.	215	3,337
Fresh Del Monte Produce Inc.	219	13,217
J&J Snack Foods Corp.	129	15,757
Lancaster Colony Corp.	146	19,075
Landec Corp.[a]	106	1,405
Pinnacle Foods Inc.	535	27,510
Sanderson Farms Inc.	30	2,699
Seneca Foods Corp. Class Aa	40	1,176
Snyder’s-Lance Inc.	518	18,425
Tootsie Roll Industries Inc.	152	5,388
TreeHouse Foods Inc.[a]	222	19,421

		140,996

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
GAS UTILITIES — 2.61%
Chesapeake Utilities Corp.	22	$1,409
New Jersey Resources Corp.	124	4,210
Northwest Natural Gas Co.	212	12,466
South Jersey Industries Inc.	296	8,776
Southwest Gas Corp.	136	9,854
Spire Inc.	290	18,212
WGL Holdings Inc.	124	7,821

		62,748
HEALTH CARE EQUIPMENT & SUPPLIES — 7.05%
Abaxis Inc.	102	4,869
Accuray Inc.[a]	268	1,313
Analogic Corp.	104	8,512
AngioDynamics Inc.[a]	246	3,921
Atrion Corp.	12	5,270
CONMED Corp.	132	5,280
Exactech Inc.[a]	82	1,980
Glaukos Corp.[a]	100	3,340
Globus Medical Inc. Class Aa	108	2,390
Haemonetics Corp.[a]	438	14,634
Hill-Rom Holdings Inc.	160	8,866
ICU Medical Inc.[a]	78	10,865
Integra LifeSciences Holdings Corp.[a]	225	17,890
LivaNova PLC[a]	242	13,717
Meridian Bioscience Inc.	322	5,297
Neogen Corp.[a]	32	1,686
NuVasive Inc.[a]	82	4,898
Orthofix International NVa	130	4,764
Penumbra Inc.[a]	30	1,979
Quidel Corp.[a]	210	4,053
STERIS PLC	96	6,415
SurModics Inc.[a]	115	2,864
Teleflex Inc.	199	28,483
West Pharmaceutical Services Inc.	42	3,193
Wright Medical Group NVa	151	3,308

		169,787
HEALTH CARE PROVIDERS & SERVICES — 2.67%
Almost Family Inc.[a]	66	2,591
Chemed Corp.	62	8,768
CorVel Corp.[a]	62	2,142
Ensign Group Inc. (The)	154	2,844
Healthways Inc.[a]	274	6,795
LHC Group Inc.[a]	120	4,113
LifePoint Health Inc.[a]	32	1,915
National Healthcare Corp.	84	5,435

Security	Shares	Value
Owens & Minor Inc.	424	$13,759
Premier Inc.[a]	202	6,432
Surgical Care Affiliates Inc.[a]	170	7,274
WellCare Health Plans Inc.[a]	20	2,270

		64,338
HEALTH CARE TECHNOLOGY — 0.33%
Computer Programs & Systems Inc.	92	2,401
Inovalon Holdings Inc.[a]	82	1,115
Quality Systems Inc.	102	1,315
Vocera Communications Inc.[a]	167	3,073

		7,904
HOTELS, RESTAURANTS & LEISURE — 5.92%
Biglari Holdings Inc.[a]	4	1,753
Bloomin’ Brands Inc.	62	1,073
Bob Evans Farms Inc./DE	56	2,308
Brinker International Inc.	254	12,507
Buffalo Wild Wings Inc.[a]	8	1,165
Cheesecake Factory Inc. (The)	394	20,957
Churchill Downs Inc.	38	5,168
Cracker Barrel Old Country Store Inc.	114	15,732
Del Frisco’s Restaurant Group Inc.[a]	88	1,258
Denny’s Corp.[a]	380	3,941
DineEquity Inc.	26	2,057
Dunkin’ Brands Group Inc.	226	10,929
Fiesta Restaurant Group Inc.[a]	120	3,168
Habit Restaurants Inc. (The)[a]	130	1,839
Jack in the Box Inc.	98	9,186
Panera Bread Co. Class Aa	105	20,030
Papa John’s International Inc.	32	2,414
Planet Fitness Inc. Class Aa	224	4,749
Popeyes Louisiana Kitchen Inc.[a]	174	9,288
Red Robin Gourmet Burgers Inc.[a]	72	3,312
Texas Roadhouse Inc.	196	7,942
Vail Resorts Inc.	12	1,913

		142,689
HOUSEHOLD DURABLES — 0.38%
NVR Inc.[a]	6	9,138

		9,138
HOUSEHOLD PRODUCTS — 0.67%
Spectrum Brands Holdings Inc.	25	3,381
WD-40 Co.	119	12,688

		16,069
INDUSTRIAL CONGLOMERATES — 0.12%
Carlisle Companies Inc.	27	2,831

		2,831

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
INSURANCE — 5.87%
Allied World Assurance Co. Holdings AG	154	$6,619
American Financial Group Inc./OH	94	7,003
Argo Group International Holdings Ltd.	102	5,671
Aspen Insurance Holdings Ltd.	206	9,939
Baldwin & Lyons Inc. Class B	76	1,870
Brown & Brown Inc.	70	2,580
Endurance Specialty Holdings Ltd.	316	29,056
Infinity Property & Casualty Corp.	92	7,539
OneBeacon Insurance Group Ltd. Class A	174	2,391
ProAssurance Corp.	334	17,802
Safety Insurance Group Inc.	121	8,192
Validus Holdings Ltd.	578	29,536
White Mountains Insurance Group Ltd.	16	13,276

		141,474
INTERNET & DIRECT MARKETING RETAIL — 0.37%
FTD Companies Inc.[a]	148	2,978
HSN Inc.	64	2,413
PetMed Express Inc.	182	3,616

		9,007
INTERNET SOFTWARE & SERVICES — 0.46%
IAC/InterActiveCorp	28	1,804
LivePerson Inc.[a]	192	1,632
Match Group Inc.[a]	90	1,625
NIC Inc.	266	6,105

		11,166
IT SERVICES — 5.31%
Black Knight Financial Services Inc. Class Aa	188	7,398
Blackhawk Network Holdings Inc.[a]	202	6,959
Booz Allen Hamilton Holding Corp.	376	11,457
Cardtronics PLC Class Aa	32	1,600
Cass Information Systems Inc.	48	2,585
Convergys Corp.	172	5,022
CoreLogic Inc./U.S.[a]	162	6,895
CSG Systems International Inc.	46	1,749
CSRA Inc.	472	11,843
DST Systems Inc.	38	3,654
EVERTEC Inc.	146	2,212
ExlService Holdings Inc.[a]	120	5,284
Forrester Research Inc.	79	2,943
Jack Henry & Associates Inc.	419	33,947
ManTech International Corp./VA Class A	168	6,523
Sykes Enterprises Inc.[a]	318	8,503

Security	Shares	Value
Syntel Inc.	130	$2,613
TeleTech Holdings Inc.	142	3,990
Teradata Corp.[a]	100	2,696

		127,873
LEISURE PRODUCTS — 0.09%
Callaway Golf Co.	206	2,103

		2,103
LIFE SCIENCES TOOLS & SERVICES — 3.33%
Albany Molecular Research Inc.[a]	116	1,809
Bio-Rad Laboratories Inc. Class Aa	154	24,344
Bio-Techne Corp.	185	19,238
Charles River Laboratories International Inc.[a]	140	10,623
Luminex Corp.[a]	222	4,624
PAREXEL International Corp.[a]	154	8,972
PerkinElmer Inc.	150	7,634
VWR Corp.[a]	110	3,026

		80,270
MACHINERY — 1.14%
ESCO Technologies Inc.	184	8,197
Lindsay Corp.	44	3,445
Tennant Co.	28	1,763
Toro Co. (The)	295	14,125

		27,530
MEDIA — 1.87%
Cable One Inc.	35	20,186
Gannett Co. Inc.	323	2,510
Loral Space & Communications Inc.[a]	34	1,319
Madison Square Garden Co. (The)[a]	8	1,324
MSG Networks Inc. Class Aa	514	9,817
Regal Entertainment Group Class A	66	1,420
Scholastic Corp.	218	8,338

		44,914
METALS & MINING — 1.93%
Coeur Mining Inc.[a]	247	2,761
Compass Minerals International Inc.	16	1,150
Hecla Mining Co.	1,386	8,302
McEwen Mining Inc.	1,766	5,739
Royal Gold Inc.	352	24,225
Stillwater Mining Co.[a]	318	4,236

		46,413
MORTGAGE REAL ESTATE INVESTMENT — 5.61%
AG Mortgage Investment Trust Inc.	212	3,292
Anworth Mortgage Asset Corp.	802	3,938

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Apollo Commercial Real Estate Finance Inc.	455	$7,699
ARMOUR Residential REIT Inc.	308	6,983
Blackstone Mortgage Trust Inc. Class A	458	13,832
Capstead Mortgage Corp.	806	7,665
Chimera Investment Corp.	280	4,388
CYS Investments Inc.	1,218	10,499
Dynex Capital Inc.	370	2,542
Invesco Mortgage Capital Inc.	324	4,837
MFA Financial Inc.	3,165	23,136
MTGE Investment Corp.	362	6,172
PennyMac Mortgage Investment Trust[b]	232	3,531
Starwood Property Trust Inc.	596	13,255
Two Harbors Investment Corp.	2,795	23,282

		135,051
MULTI-UTILITIES — 1.34%
Avista Corp.	182	7,535
NorthWestern Corp.	198	11,395
Unitil Corp.	106	4,300
Vectren Corp.	182	9,157

		32,387
MULTILINE RETAIL — 0.15%
Big Lots Inc.	84	3,646

		3,646
PAPER & FOREST PRODUCTS — 0.05%
Deltic Timber Corp.	20	1,124

		1,124
PERSONAL PRODUCTS — 0.13%
Medifast Inc.	79	3,244

		3,244
PHARMACEUTICALS — 0.40%
Amphastar Pharmaceuticals Inc.[a]	205	3,719
Catalent Inc.[a]	92	2,098
Intersect ENT Inc.[a]	183	2,672
Medicines Co. (The)[a]	34	1,120

		9,609
PROFESSIONAL SERVICES — 1.19%
Advisory Board Co. (The)[a]	75	2,985
CBIZ Inc.[a]	422	4,663
Exponent Inc.	110	6,297
ICF International Inc.[a]	83	3,851
Navigant Consulting Inc.[a]	364	8,518
Resources Connection Inc.	150	2,228

		28,542

Security	Shares	Value
ROAD & RAIL — 1.64%
Heartland Express Inc.	384	$7,066
Landstar System Inc.	292	20,776
Old Dominion Freight Line Inc.[a]	110	8,215
Werner Enterprises Inc.	147	3,535

		39,592
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.80%
Cabot Microelectronics Corp.	136	7,515
Cohu Inc.	194	2,171
MKS Instruments Inc.	94	4,742
Photronics Inc.[a]	321	3,114
Veeco Instruments Inc.[a]	74	1,606

		19,148
SOFTWARE — 1.62%
Aspen Technology Inc.[a]	212	10,439
Bottomline Technologies de Inc.[a]	104	2,360
CommVault Systems Inc.[a]	34	1,819
Jive Software Inc.[a]	336	1,327
Mentor Graphics Corp.	135	3,901
Monotype Imaging Holdings Inc.	135	2,578
Progress Software Corp.[a]	380	10,226
QAD Inc. Class A	82	1,972
Rapid7 Inc.[a]	126	1,806
Take-Two Interactive Software Inc.[a]	58	2,575

		39,003
SPECIALTY RETAIL — 2.25%
American Eagle Outfitters Inc.	122	2,079
Buckle Inc. (The)	140	2,919
Chico’s FAS Inc.	504	5,882
Children’s Place Inc. (The)	94	7,139
DSW Inc. Class A	256	5,317
Five Below Inc.[a]	32	1,202
Haverty Furniture Companies Inc.	92	1,633
Hibbett Sports Inc.[a]	40	1,554
Monro Muffler Brake Inc.	66	3,630
Murphy USA Inc.[a]	60	4,127
Sally Beauty Holdings Inc.[a]	218	5,655
Urban Outfitters Inc.[a]	58	1,940
Williams-Sonoma Inc.	194	8,967
Winmark Corp.	20	2,139

		54,183
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.17%
Electronics For Imaging Inc.[a]	38	1,616
Pure Storage Inc. Class Aa	203	2,505

		4,121

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.23%
Carter’s Inc.	50	$4,317
Steven Madden Ltd.[a]	36	1,202

		5,519
THRIFTS & MORTGAGE FINANCE — 2.84%
Beneficial Bancorp. Inc.	632	9,164
Capitol Federal Financial Inc.	1,024	15,022
HomeStreet Inc.[a]	60	1,653
Kearny Financial Corp./MD	656	9,151
Meridian Bancorp. Inc.	430	6,858
Northfield Bancorp. Inc.	366	6,021
Northwest Bancshares Inc.	690	10,861
Oritani Financial Corp.	302	4,726
United Financial Bancorp. Inc.	94	1,383
Waterstone Financial Inc.	208	3,526

		68,365
TOBACCO — 0.84%
Universal Corp./VA	118	6,396
Vector Group Ltd.	665	13,925

		20,321
TRADING COMPANIES & DISTRIBUTORS — 1.21%
Applied Industrial Technologies Inc.	88	4,470
Kaman Corp.	204	8,907
MSC Industrial Direct Co. Inc. Class A	168	12,230
Watsco Inc.	26	3,570

		29,177
WATER UTILITIES — 1.05%
American States Water Co.	84	3,358
Aqua America Inc.	505	15,503

Security	Shares	Value
California Water Service Group	144	$4,464
Connecticut Water Service Inc.	36	1,875

		25,200
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Boingo Wireless Inc.[a]	244	2,371
Spok Holdings Inc.	74	1,336

		3,707

TOTAL COMMON STOCKS
(Cost: $2,517,025)		2,404,208

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	3,669	3,669

		3,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,669)		3,669

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $2,520,694)[e]		2,407,877
Other Assets, Less Liabilities — 0.03%		805

NET ASSETS — 100.00%		$2,408,682

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $2,520,694. Net unrealized depreciation was $112,817, of which $29,032 represented gross unrealized appreciation on securities and $141,849 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	—	232	—	232	$3,531	$109	$—

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

October 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,404,208	$—	$—	$2,404,208
Money market funds	3,669	—	—	3,669

Total	$2,407,877	$—	$—	$2,407,877

195

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 97.38%

AUSTRALIA — 1.57%
Bendigo & Adelaide Bank Ltd.	800	$6,776
Cochlear Ltd.	114	11,100
Dexus Property Group	2,170	14,762
GPT Group (The)	3,758	13,326
Incitec Pivot Ltd.	3,354	7,529
Sonic Healthcare Ltd.	650	10,135
Treasury Wine Estates Ltd.	1,242	10,150

		73,778
BELGIUM — 0.66%
Ageas	224	8,171
Colruyt SA	128	6,870
Proximus SADP	182	5,203
Umicore SA	178	10,808

		31,052
BRAZIL — 0.84%
BB Seguridade Participacoes SA	1,400	14,213
Embraer SA	1,400	7,584
Raia Drogasil SA	800	17,906

		39,703
CANADA — 1.69%
Cameco Corp.	642	4,948
CCL Industries Inc. Class B	50	8,899
Constellation Software Inc./Canada	32	15,003
Dollarama Inc.	190	14,209
Magna International Inc. Class A	550	22,599
Metro Inc.	450	13,921

		79,579
CHINA — 6.44%
AAC Technologies Holdings Inc.	1,000	9,542
Agricultural Bank of China Ltd. Class H	44,000	18,554
China Communications Construction Co. Ltd. Class H	8,000	8,810
China Conch Venture Holdings Ltd.	5,000	9,349
China Construction Bank Corp. Class H	118,000	86,428
China Huishan Dairy Holdings Co. Ltd.[a]	12,000	4,457
China Resources Land Ltd.	4,000	9,976
China Telecom Corp. Ltd. Class H	28,000	14,479
CITIC Ltd.[a]	8,000	11,492
Country Garden Holdings Co. Ltd.	24,000	12,503
Dongfeng Motor Group Co. Ltd. Class H	8,000	8,325
Fosun International Ltd.[a]	6,000	8,712
Geely Automobile Holdings Ltd.	10,000	10,316

Security	Shares	Value
Guangdong Investment Ltd.	8,000	$12,090
Hanergy Thin Film Power Group Ltd.[b]	659	—
Netease Inc.	128	32,895
New Oriental Education & Technology Group Inc. ADR[b]	304	15,240
Sino Biopharmaceutical Ltd.	12,000	8,402
Sinopharm Group Co. Ltd. Class H	2,400	11,683
Zhuzhou CRRC Times Electric Co. Ltd. Class H	2,000	9,697

		302,950
DENMARK — 1.14%
Chr Hansen Holding A/S	180	10,764
Coloplast A/S Class B	190	13,237
Pandora A/S	146	18,976
Tryg A/S	200	3,902
William Demant Holding A/Sb	360	6,695

		53,574
FINLAND — 0.95%
Elisa OYJ	300	10,096
Kone OYJ Class B	398	18,293
UPM-Kymmene OYJ	692	16,082

		44,471
FRANCE — 1.77%
Atos SE	128	13,277
Renault SA	242	20,986
SCOR SE	278	8,987
Societe BIC SA	58	8,030
Thales SA	144	13,539
Valeo SA	318	18,301

		83,120
GERMANY — 1.38%
Hannover Rueck SE	96	10,687
HeidelbergCement AG	202	19,078
K+S AG Registered[a]	300	6,061
METRO AG	252	7,539
Osram Licht AG	138	7,813
RTL Group SAb	70	5,479
United Internet AG Registered[c]	200	8,197

		64,854
HONG KONG — 1.14%
New World Development Co. Ltd.	12,000	14,963
Sino Land Co. Ltd.	4,000	6,809
Techtronic Industries Co. Ltd.	2,000	7,531
WH Group Ltd.[d]	10,000	8,111

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2016

Security	Shares	Value
Wheelock & Co. Ltd.	2,000	$12,354
Yue Yuen Industrial Holdings Ltd.	1,000	3,810

		53,578
HUNGARY — 0.12%
Richter Gedeon Nyrt	256	5,506

		5,506
INDONESIA — 0.18%
Matahari Department Store Tbk PT	6,200	8,565

		8,565
JAPAN — 9.00%
Alfresa Holdings Corp.	600	12,687
Amada Holdings Co. Ltd.	1,200	13,680
Brother Industries Ltd.	800	14,693
Casio Computer Co. Ltd.[a]	600	8,370
Chiba Bank Ltd. (The)	2,000	12,371
Concordia Financial Group Ltd.	2,800	12,981
Daito Trust Construction Co. Ltd.	200	33,449
Fukuoka Financial Group Inc.	2,000	8,660
ITOCHU Corp.	2,600	32,870
Japan Airlines Co. Ltd.	400	11,785
Koito Manufacturing Co. Ltd.	400	20,859
Konica Minolta Inc.	1,400	12,537
Kuraray Co. Ltd.	1,200	18,202
Marubeni Corp.	4,200	22,090
Mitsubishi Materials Corp.	200	5,738
Mitsubishi Motors Corp.	1,600	8,907
Mitsubishi Tanabe Pharma Corp.	800	15,576
Nippon Telegraph & Telephone Corp.	1,000	44,345
Nitori Holdings Co. Ltd.	200	23,924
Santen Pharmaceutical Co. Ltd.	1,000	14,598
Sekisui Chemical Co. Ltd.	1,000	15,749
Sohgo Security Services Co. Ltd.	200	9,116
T&D Holdings Inc.	1,400	16,933
Tokyo Electric Power Co. Holdings Inc.[b]	2,600	10,095
Tsuruha Holdings Inc.	200	23,067

		423,282
MALAYSIA — 0.21%
PPB Group Bhd	2,600	9,991

		9,991
MEXICO — 0.38%
Gruma SAB de CV Series B	600	8,366
Grupo Aeroportuario del Sureste SAB de CV Series B	600	9,591

		17,957

Security	Shares	Value
NETHERLANDS — 1.17%
Aegon NV	2,504	$10,782
Boskalis Westminster	140	4,511
Koninklijke Vopak NV	104	5,245
NN Group NV	424	12,758
RELX NV	1,278	21,540

		54,836
POLAND — 0.11%
Energa SA	1,070	2,186
Tauron Polska Energia SAb	4,662	3,139

		5,325
QATAR — 0.22%
Qatar Electricity & Water Co. QSC	180	10,380

		10,380
RUSSIA — 1.22%
Lukoil PJSC ADR	696	33,930
Surgutneftegas OJSC ADR	2,292	9,851
Tatneft PJSC ADR	398	13,321

		57,102
SINGAPORE — 0.22%
Golden Agri-Resources Ltd.	19,200	5,311
Singapore Exchange Ltd.	1,000	5,094

		10,405
SOUTH AFRICA — 1.44%
Brait SEb	865	5,748
Life Healthcare Group Holdings Ltd.	3,542	9,458
Mondi Ltd.	346	6,762
Mr. Price Group Ltd.	600	6,841
Netcare Ltd.	3,662	9,406
RMB Holdings Ltd.	2,504	11,054
Tiger Brands Ltd.	418	11,904
Truworths International Ltd.	1,248	6,614

		67,787
SOUTH KOREA — 3.84%
E-MART Inc.	24	3,408
Hana Financial Group Inc.	608	17,428
Hyundai Mobis Co. Ltd.	80	19,157
Hyundai Steel Co.	238	10,275
Kia Motors Corp.	450	16,006
Korea Electric Power Corp.	328	14,117
Korea Gas Corp.	202	8,182
Korea Zinc Co. Ltd.	26	10,339
KT&G Corp.	140	13,826

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2016

Security	Shares	Value
LG Corp.	200	$10,714
Lotte Chemical Corp.	32	8,068
NCsoft Corp.	36	8,322
POSCO	88	18,227
S-Oil Corp.	112	7,684
SK Innovation Co. Ltd.	112	14,829

		180,582
SPAIN — 0.09%
Zardoya Otis SA	474	3,996

		3,996
SWEDEN — 0.15%
Securitas AB Class B	464	7,180

		7,180
SWITZERLAND — 4.08%
Actelion Ltd. Registered	136	19,666
Aryzta AG	110	4,836
Baloise Holding AG Registered	65	8,006
EMS-Chemie Holding AG Registered	16	8,037
Galenica AG Registered	8	8,025
Geberit AG Registered	54	22,864
Kuehne + Nagel International AG Registered	82	11,128
Lonza Group AG Registered	82	15,489
Partners Group Holding AG	30	15,199
Schindler Holding AG Participation Certificates	34	6,323
Schindler Holding AG Registered	38	7,032
Sika AG Bearer	4	19,238
Swiss Life Holding AG Registered	30	7,948
Swiss Re AG	408	37,916

		191,707
TAIWAN — 1.46%
Catcher Technology Co. Ltd.	2,000	15,686
China Life Insurance Co. Ltd./Taiwan	12,480	11,528
Compal Electronics Inc.	14,000	8,340
Foxconn Technology Co. Ltd.	2,020	5,863
Novatek Microelectronics Corp.	2,000	7,510
Shin Kong Financial Holding Co. Ltd.[b]	48,408	10,508
WPG Holdings Ltd.	8,000	9,380

		68,815
THAILAND — 0.11%
Bumrungrad Hospital PCL NVDR	1,000	5,229

		5,229

Security	Shares	Value
TURKEY — 0.21%
Eregli Demir ve Celik Fabrikalari TAS	3,400	$4,612
Tupras Turkiye Petrol Rafinerileri AS	268	5,457

		10,069
UNITED ARAB EMIRATES — 0.29%
Emirates Telecommunications Group Co. PJSC	2,618	13,435

		13,435
UNITED KINGDOM — 7.27%
3i Group PLC	1,224	10,027
Admiral Group PLC	322	7,536
Auto Trader Group PLC[d]	1,618	7,402
BAE Systems PLC	4,070	26,957
Barratt Developments PLC	1,268	7,024
Berkeley Group Holdings PLC	172	4,954
Bunzl PLC	420	11,276
Carnival PLC	262	12,590
Croda International PLC	169	7,218
DCC PLC	122	9,928
Direct Line Insurance Group PLC	1,730	7,310
Dixons Carphone PLC	1,232	4,734
easyJet PLC	290	3,318
GKN PLC	1,750	6,820
Hargreaves Lansdown PLC	412	5,835
ICAP PLC	694	4,105
IMI PLC	342	4,150
Imperial Brands PLC	1,216	58,724
ITV PLC	4,820	10,033
J Sainsbury PLC	1,566	4,797
Meggitt PLC	1,014	5,389
Mondi PLC	486	9,470
Persimmon PLC	370	7,652
Provident Financial PLC	246	8,860
RELX PLC	1,512	26,970
Sage Group PLC (The)	1,700	14,975
Segro PLC	1,240	6,619
Smith & Nephew PLC	1,124	16,234
Tate & Lyle PLC	752	7,161
Taylor Wimpey PLC	4,246	7,346
Travis Perkins PLC	310	5,045
William Hill PLC	1,104	3,987
Wm Morrison Supermarkets PLC	2,644	7,312

		341,758

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2016

Security	Shares	Value
UNITED STATES — 48.03%
Accenture PLC Class A	766	$89,040
Acuity Brands Inc.	60	13,414
Aetna Inc.	442	47,449
AGCO Corp.	110	5,619
Albemarle Corp.	152	12,700
Alleghany Corp.[b]	20	10,324
Alliant Energy Corp.	358	13,622
American Water Works Co. Inc.	274	20,287
Anthem Inc.	328	39,970
AO Smith Corp.	172	7,769
Arch Capital Group Ltd.[b]	162	12,631
Archer-Daniels-Midland Co.	770	33,549
Arrow Electronics Inc.[b]	122	7,457
Assurant Inc.	88	7,086
Atmos Energy Corp.	160	11,902
Autoliv Inc.	121	11,710
Avery Dennison Corp.	118	8,235
Avnet Inc.	172	7,215
Axis Capital Holdings Ltd.	122	6,950
Bed Bath & Beyond Inc.	210	8,488
Broadcom Ltd.	260	44,273
Broadridge Financial Solutions Inc.	136	8,794
Brown-Forman Corp. Class B	288	13,297
CA Inc.	362	11,128
Cardinal Health Inc.	416	28,575
CDK Global Inc.	182	9,939
Celanese Corp. Series A	194	14,146
CenturyLink Inc.	724	19,244
CH Robinson Worldwide Inc.	184	12,534
Church & Dwight Co. Inc.	248	11,968
Cigna Corp.	330	39,214
Cintas Corp.	110	11,734
Corning Inc.	1,390	31,567
Delphi Automotive PLC	348	22,644
Delta Air Lines Inc.	208	8,688
DENTSPLY SIRONA Inc.	284	16,350
Dick’s Sporting Goods Inc.	138	7,680
Dr Pepper Snapple Group Inc.	255	22,386
Eaton Vance Corp. NVS	148	5,189
Edwards Lifesciences Corp.[b]	268	25,519
Equifax Inc.	152	18,843
Expeditors International of Washington Inc.	274	14,103

Security	Shares	Value
F5 Networks Inc.[b]	98	$13,545
Fastenal Co.	348	13,565
Flex Ltd.[b]	728	10,330
FNF Group	314	11,276
Foot Locker Inc.	204	13,621
Gap Inc. (The)	302	8,332
Genuine Parts Co.	156	14,132
Gilead Sciences Inc.	1,224	90,123
Global Payments Inc.	178	12,909
Goodyear Tire & Rubber Co. (The)	342	9,928
Hartford Financial Services Group Inc. (The)	511	22,540
Hasbro Inc.	152	12,678
Henry Schein Inc.[b]	106	15,815
Hewlett Packard Enterprise Co.	2,216	49,794
HollyFrontier Corp.	238	5,938
Hormel Foods Corp.	422	16,247
Humana Inc.	182	31,218
Ingredion Inc.	96	12,592
International Flavors & Fragrances Inc.	114	14,909
Intuit Inc.	208	22,618
Jacobs Engineering Group Inc.[b]	146	7,531
JB Hunt Transport Services Inc.	126	10,283
Jones Lang LaSalle Inc.	70	6,780
Juniper Networks Inc.	456	12,011
Laboratory Corp. of America Holdings[b]	126	15,793
Lear Corp.	92	11,296
Leggett & Platt Inc.	218	10,002
Lincoln National Corp.	326	16,003
Linear Technology Corp.	312	18,739
lululemon athletica Inc.[b]	148	8,473
LyondellBasell Industries NV Class A	476	37,866
Mallinckrodt PLC[b]	146	8,652
ManpowerGroup Inc.	100	7,680
Marathon Petroleum Corp.	704	30,687
Marvell Technology Group Ltd.	638	8,313
McCormick & Co. Inc./MD	168	16,106
MEDNAX Inc.[b]	132	8,085
Mettler-Toledo International Inc.[b]	36	14,547
Michael Kors Holdings Ltd.[b]	234	11,883
MSCI Inc.	118	9,462
Nasdaq Inc.	148	9,468
Northrop Grumman Corp.	218	49,922
NVIDIA Corp.	710	50,524
O’Reilly Automotive Inc.[b]	120	31,733

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2016

Security	Shares	Value
Omnicom Group Inc.	282	$22,509
Patterson Companies Inc.	104	4,442
Paychex Inc.	410	22,632
People’s United Financial Inc.	382	6,204
Phillips 66	598	48,528
Pinnacle West Capital Corp.	166	12,638
Polaris Industries Inc.	80	6,129
Progressive Corp. (The)	700	22,057
Public Service Enterprise Group Inc.	628	26,426
Qorvo Inc.[b]	186	10,351
Quest Diagnostics Inc.	182	14,822
Raymond James Financial Inc.	160	9,619
ResMed Inc.	176	10,520
Robert Half International Inc.	172	6,436
Rockwell Automation Inc.	170	20,352
Rockwell Collins Inc.	172	14,503
Ross Stores Inc.	528	33,021
SCANA Corp.	218	15,992
SEI Investments Co.	178	7,891
Skyworks Solutions Inc.	264	20,312
Snap-on Inc.	74	11,403
Southwest Airlines Co.	222	8,891
Staples Inc.	806	5,964
Synopsys Inc.[b]	196	11,625
Tesoro Corp.	156	13,255
Torchmark Corp.	162	10,272
Total System Services Inc.	242	12,071
Tractor Supply Co.	172	10,772
Tyson Foods Inc. Class A	394	27,915
UGI Corp.	258	11,943
Ulta Salon Cosmetics & Fragrance Inc.[b]	82	19,954
United Continental Holdings Inc.[b]	102	5,735
United Therapeutics Corp.[b]	70	8,405
Universal Health Services Inc. Class B	116	14,002
Unum Group	318	11,257
Valero Energy Corp.	608	36,018
Valspar Corp. (The)	90	8,964
Varian Medical Systems Inc.[b]	108	9,799
WABCO Holdings Inc.[b]	80	7,877
Wabtec Corp./DE	122	9,432
Waters Corp.[b]	104	14,471
Westar Energy Inc.	206	11,808
Western Union Co. (The)	566	11,360
WR Berkley Corp.	136	7,766
Xerox Corp.	1,144	11,177

Security	Shares	Value
XL Group Ltd.	370	$12,839
Xylem Inc./NY	230	11,116

		2,258,656

TOTAL COMMON STOCKS
(Cost: $4,621,969)		4,579,222

PREFERRED STOCKS — 1.59%

BRAZIL — 0.80%
Itausa-Investimentos Itau SA	7,739	23,076
Telefonica Brasil SA	1,000	14,587

		37,663
SOUTH KOREA — 0.79%
Hyundai Motor Co. Series 2	83	7,290
Samsung Electronics Co. Ltd.	26	29,925

		37,215

TOTAL PREFERRED STOCKS
(Cost: $61,322)		74,878

INVESTMENT COMPANIES — 0.65%

INDIA — 0.65%
iShares MSCI India ETF[e]	1,050	30,492

		30,492

TOTAL INVESTMENT COMPANIES
(Cost: $28,168)		30,492

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[f,g,h]	33,061	33,064
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[f,g]	3,683	3,683

		36,747

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,745)		36,747

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.40% (Cost: $4,748,204)[i]	$4,721,339
Other Assets, Less Liabilities — (0.40)%	(18,841)

NET ASSETS — 100.00%	$4,702,498

ADR — American Depositary Receipts

NVS — Non-Voting Shares

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $4,760,211. Net unrealized depreciation was $38,872, of which $344,843 represented gross unrealized appreciation on securities and $383,715 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI India ETF	900	150	—	1,050	$30,492	$—	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$4,579,222	$—	$0	[a]	$4,579,222
Preferred stocks	74,878	—	—		74,878
Investment companies	30,492	—	—		30,492
Money market funds	36,747	—	—		36,747

Total	$4,721,339	$—	$0	[a]	$4,721,339

[a]	Rounds to less than $1.

201

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.24%

AUSTRALIA — 4.00%
Bendigo & Adelaide Bank Ltd.	38,640	$327,257
Cochlear Ltd.	4,800	467,381
Dexus Property Group	79,824	543,034
Domino’s Pizza Enterprises Ltd.	5,184	253,451
Flight Centre Travel Group Ltd.	4,560	117,527
GPT Group (The)	157,920	559,988
Harvey Norman Holdings Ltd.	46,800	179,843
Incitec Pivot Ltd.	142,032	318,834
LendLease Group	47,472	488,394
Platinum Asset Management Ltd.	19,344	73,452
Qantas Airways Ltd.	49,203	114,569
REA Group Ltd.	4,416	171,849
TPG Telecom Ltd.	28,560	164,299
Treasury Wine Estates Ltd.	62,928	514,285
Vocus Communications Ltd.	42,286	183,734

		4,477,897
BELGIUM — 1.62%
Ageas	16,896	616,299
Colruyt SA	5,904	316,900
Proximus SADP	13,584	388,352
Umicore SA	8,160	495,463

		1,817,014
CANADA — 4.21%
Cameco Corp.	33,312	256,753
CCL Industries Inc. Class B	2,352	418,613
Constellation Software Inc./Canada	1,632	765,131
Empire Co. Ltd. Class A	13,872	199,968
Industrial Alliance Insurance & Financial Services Inc.	8,688	336,695
Jean Coutu Group PJC Inc. (The) Class A	6,912	104,176
Keyera Corp.	15,504	465,727
Linamar Corp.	3,936	160,201
Magna International Inc. Class A	33,552	1,378,630
Metro Inc.	20,400	631,064

		4,716,958
DENMARK — 4.29%
Chr Hansen Holding A/S	8,400	502,305
Coloplast A/S Class B	10,176	708,975
DSV A/S	16,567	801,722
Genmab A/Sa	4,792	789,469

Security	Shares	Value
Pandora A/S	9,464	$1,230,042
TDC A/Sa	69,181	381,170
Tryg A/S	9,888	192,918
William Demant Holding A/Sa	10,608	197,274

		4,803,875
FINLAND — 2.96%
Elisa OYJ	12,576	423,224
Kone OYJ Class B	11,568	531,708
Neste OYJ	11,088	478,043
Orion OYJ Class B	9,024	383,715
Stora Enso OYJ Class R	46,128	435,622
UPM-Kymmene OYJ	45,382	1,054,653

		3,306,965
FRANCE — 6.61%
Atos SE	7,584	786,631
AXA SA	51,264	1,153,977
Capgemini SA	4,464	369,357
CNP Assurances	14,736	254,985
Renault SA	16,163	1,401,662
SCOR SE	14,112	456,198
Societe BIC SA	2,544	352,217
Technip SA	9,216	610,398
Thales SA	9,120	857,472
Valeo SA	20,171	1,160,852

		7,403,749
GERMANY — 5.04%
Covestro AGb	6,082	358,956
Deutsche Lufthansa AG Registered	21,024	268,377
Hannover Rueck SE	5,255	584,982
HeidelbergCement AG	12,059	1,138,956
Infineon Technologies AG	92,422	1,656,975
K+S AG Registered[c]	16,272	328,743
METRO AG	15,216	455,191
Osram Licht AG	7,571	428,661
United Internet AG Registered[d]	10,368	424,952

		5,645,793
HONG KONG — 3.51%
HK Electric Investments & HK Electric Investments Ltd.[b]	240,000	237,683
Hysan Development Co. Ltd.	48,000	221,590
Kerry Properties Ltd.	48,000	151,957
New World Development Co. Ltd.	480,000	598,542
NWS Holdings Ltd.	144,000	255,138

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

October 31, 2016

Security	Shares	Value
Sino Land Co. Ltd.	288,000	$490,222
WH Group Ltd.[b]	480,000	389,331
Wharf Holdings Ltd. (The)	96,000	721,716
Wheelock & Co. Ltd.	96,000	592,971
Yue Yuen Industrial Holdings Ltd.	72,000	274,357

		3,933,507
IRELAND — 0.16%
Ryanair Holdings PLC ADR[a]	2,306	173,158

		173,158
ISRAEL — 1.13%
Bank Hapoalim BM	90,912	524,069
Bank Leumi le-Israel BMa	122,160	460,561
Mizrahi Tefahot Bank Ltd.	12,096	157,471
Taro Pharmaceutical Industries Ltd.[a]	1,248	126,685

		1,268,786
ITALY — 0.18%
UnipolSai SpA	102,912	196,293

		196,293
JAPAN — 26.77%
Alfresa Holdings Corp.	19,200	405,980
Amada Holdings Co. Ltd.	28,800	328,328
Aozora Bank Ltd.	96,000	317,001
Bank of Kyoto Ltd. (The)	48,000	352,172
Brother Industries Ltd.	19,200	352,629
Casio Computer Co. Ltd.	9,600	133,926
Chiba Bank Ltd. (The)	48,000	296,903
Chugoku Bank Ltd. (The)	14,400	193,215
Daicel Corp.	25,600	337,159
Daito Trust Construction Co. Ltd.	4,800	802,779
FamilyMart UNY Holdings Co. Ltd.	4,800	300,557
Fuji Heavy Industries Ltd.	52,800	2,057,032
Fukuoka Financial Group Inc.	48,000	207,832
Hachijuni Bank Ltd. (The)	38,400	209,385
Hino Motors Ltd.	19,200	209,202
Hiroshima Bank Ltd. (The)	48,000	205,548
Hitachi Chemical Co. Ltd.	9,600	224,732
Hitachi High-Technologies Corp.	4,800	200,295
Hitachi Metals Ltd.	19,200	239,715
Idemitsu Kosan Co. Ltd.	9,600	221,170
Iida Group Holdings Co. Ltd.	14,400	278,038
ITOCHU Corp.	129,600	1,638,422
Iyo Bank Ltd. (The)	24,000	147,538
Japan Airlines Co. Ltd.	9,600	282,834
JSR Corp.	19,200	291,969

Security	Shares	Value
JX Holdings Inc.	187,200	$740,891
Kakaku.com Inc.	14,400	241,861
Kamigumi Co. Ltd.	11,000	93,895
Koito Manufacturing Co. Ltd.	9,600	500,623
Konami Holdings Corp.	9,600	378,665
Konica Minolta Inc.	38,400	343,859
Kose Corp.	2,500	228,149
Kuraray Co. Ltd.	33,600	509,667
Kyushu Financial Group Inc.	33,600	223,499
Marubeni Corp.	144,000	757,375
Maruichi Steel Tube Ltd.	4,800	154,618
Medipal Holdings Corp.	9,600	163,982
Miraca Holdings Inc.	4,800	232,041
Mitsubishi Chemical Holdings Corp.	120,000	789,075
Mitsubishi Gas Chemical Co. Inc.	24,000	369,529
Mitsubishi Materials Corp.	9,600	275,434
Mitsubishi Motors Corp.	57,600	320,655
Mixi Inc.	4,800	176,543
Nexon Co. Ltd.	14,400	245,287
NH Foods Ltd.	7,000	167,464
NHK Spring Co. Ltd.	19,200	180,882
Nippon Electric Glass Co. Ltd.	48,000	260,817
Nippon Telegraph & Telephone Corp.	57,600	2,554,275
Nisshin Seifun Group Inc.	19,200	282,834
NOK Corp.	9,600	215,323
Obic Co. Ltd.	4,800	249,398
Oji Holdings Corp.	83,000	351,477
Oracle Corp. Japan	4,800	261,274
Osaka Gas Co. Ltd.	187,000	777,113
Otsuka Corp.	4,800	228,387
Park24 Co. Ltd.	9,600	296,446
Ryohin Keikaku Co. Ltd.	1,000	213,541
Santen Pharmaceutical Co. Ltd.	33,600	490,483
Sekisui Chemical Co. Ltd.	38,400	604,768
Shimamura Co. Ltd.	200	25,598
Sohgo Security Services Co. Ltd.	4,800	218,794
Stanley Electric Co. Ltd.	14,400	396,433
Start Today Co. Ltd.	14,400	252,687
Sumitomo Heavy Industries Ltd.	48,000	253,052
Sumitomo Rubber Industries Ltd.	14,400	240,902
Sundrug Co. Ltd.	4,800	377,751
Suzuken Co. Ltd./Aichi Japan	4,800	154,161
Takashimaya Co. Ltd.	48,000	391,455
Teijin Ltd.	19,200	371,448
Toho Gas Co. Ltd.	48,000	444,440

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

October 31, 2016

Security	Shares	Value
Tokyo Electric Power Co. Holdings Inc.[a]	124,800	$484,545
Toppan Printing Co. Ltd.	48,000	451,292
Toyo Suisan Kaisha Ltd.	9,600	388,714
Toyoda Gosei Co. Ltd.	4,800	109,671
Tsuruha Holdings Inc.	4,800	553,609
Yamada Denki Co. Ltd.	57,600	297,633
Yokogawa Electric Corp.	19,200	269,862
Yokohama Rubber Co. Ltd. (The)	9,600	166,631

		29,963,169
NETHERLANDS — 4.04%
Aegon NV	155,280	668,616
Boskalis Westminster	7,632	245,925
Koninklijke Ahold Delhaize NV	109,453	2,495,034
Koninklijke Vopak NV	6,000	302,584
NN Group NV	26,880	808,838

		4,520,997
NORWAY — 0.06%
Yara International ASA	2,016	71,342

		71,342
SINGAPORE — 0.71%
Golden Agri-Resources Ltd.	590,400	163,305
Singapore Exchange Ltd.	68,400	348,413
UOL Group Ltd.	48,000	195,531
Yangzijiang Shipbuilding Holdings Ltd.	153,600	82,213

		789,462
SPAIN — 0.19%
Enagas SA	986	28,264
Zardoya Otis SA	22,033	185,734

		213,998
SWEDEN — 0.84%
Boliden AB	22,944	532,304
Securitas AB Class B	26,544	410,746

		943,050
SWITZERLAND — 13.51%
Actelion Ltd. Registered	8,736	1,263,270
Adecco Group AG Registered	13,968	831,243
Aryzta AG	7,488	329,233
Baloise Holding AG Registered	4,272	526,170
EMS-Chemie Holding AG Registered	672	337,563
Galenica AG Registered	339	340,063
Geberit AG Registered	3,216	1,361,653
Givaudan SA Registered	576	1,115,421

Security	Shares	Value
Kuehne + Nagel International AG Registered	4,992	$677,446
Lonza Group AG Registered	4,464	843,235
Partners Group Holding AG	1,536	778,174
Schindler Holding AG Participation Certificates	3,696	687,324
Schindler Holding AG Registered	1,776	328,656
SGS SA Registered	480	973,688
Sika AG Bearer	192	923,402
Swiss Life Holding AG Registered	2,736	724,878
Swiss Prime Site AG Registered	5,793	480,651
Swiss Re AG	28,032	2,605,057

		15,127,127
UNITED KINGDOM — 19.41%
3i Group PLC	80,905	662,793
Admiral Group PLC	17,985	420,933
Auto Trader Group PLC[b]	79,224	362,427
BAE Systems PLC	270,672	1,792,764
Barratt Developments PLC	84,672	469,017
Berkeley Group Holdings PLC	11,136	320,728
Bunzl PLC	28,690	770,257
Cobham PLC	146,084	254,868
Croda International PLC	11,295	482,376
DCC PLC	7,523	612,169
Direct Line Insurance Group PLC	119,647	505,573
Dixons Carphone PLC	83,998	322,735
easyJet PLC	13,872	158,693
GKN PLC	146,995	572,856
Hargreaves Lansdown PLC	21,701	307,339
ICAP PLC	47,120	278,727
IMI PLC	23,351	283,382
Imperial Brands PLC	49,714	2,400,823
Investec PLC	28,831	178,815
ITV PLC	310,464	646,272
J Sainsbury PLC	136,032	416,698
Meggitt PLC	65,485	348,025
Mondi PLC	31,233	608,593
Persimmon PLC	25,955	536,802
Petrofac Ltd.	21,744	214,104
Provident Financial PLC	12,658	455,897
Randgold Resources Ltd.	8,104	716,338
RELX PLC	94,781	1,690,642
Sage Group PLC (The)	90,417	796,465
Segro PLC	69,888	373,046
Smith & Nephew PLC	76,750	1,108,519

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

October 31, 2016

Security	Shares	Value
Smiths Group PLC	33,719	$583,755
Tate & Lyle PLC	41,601	396,167
Taylor Wimpey PLC	275,619	476,825
Travis Perkins PLC	20,928	340,595
William Hill PLC	76,032	274,584
Wm Morrison Supermarkets PLC	187,488	518,468
Wolseley PLC	1,344	69,754

		21,728,824

TOTAL COMMON STOCKS
(Cost: $113,263,236)		111,101,964

PREFERRED STOCKS — 0.25%

GERMANY — 0.25%
Fuchs Petrolub SE	6,192	276,428

		276,428

TOTAL PREFERRED STOCKS
(Cost: $274,613)		276,428

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	301,100	301,130

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[e,f]	19,306	$19,306

		320,436

TOTAL SHORT-TERM INVESTMENTS
(Cost: $320,423)		320,436

TOTAL INVESTMENTS IN SECURITIES — 99.77%
(Cost: $113,858,272)[h]		111,698,828
Other Assets, Less Liabilities — 0.23%		253,468

NET ASSETS — 100.00%		$111,952,296

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $114,488,715. Net unrealized depreciation was $2,789,887, of which $5,614,877 represented gross unrealized appreciation on securities and $8,404,764 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$111,101,964	$—	$—	$111,101,964
Preferred stocks	276,428	—	—	276,428
Money market funds	320,436	—	—	320,436

Total	$111,698,828	$—	$—	$111,698,828

205

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.77%

AUSTRALIA — 8.58%
360 Capital Industrial Fund	1,714	$3,209
Altium Ltd.[a]	1,304	7,779
APN Outdoor Group Ltd.	1,873	6,770
ARB Corp. Ltd.	704	9,139
Austal Ltd.	3,442	4,034
Australian Pharmaceutical Industries Ltd.	4,170	6,029
Bapcor Ltd.	2,768	10,805
Bellamy’s Australia Ltd.[a]	810	7,008
Blackmores Ltd.[a]	145	12,367
BlueScope Steel Ltd.	6,277	37,257
Cabcharge Australia Ltd.	1,216	3,331
Cedar Woods Properties Ltd.	682	2,335
Corporate Travel Management Ltd.	612	8,848
Credit Corp. Group Ltd.	484	6,526
Energy World Corp. Ltd.[b]	8,620	1,443
ERM Power Ltd.	1,818	1,556
Gateway Lifestyle	3,568	6,299
GDI Property Group	5,788	4,272
Genworth Mortgage Insurance Australia Ltd.	3,055	7,114
Hansen Technologies Ltd.	1,378	4,310
IDP Education Ltd.	1,336	4,605
IPH Ltd.	1,044	4,647
Japara Healthcare Ltd.[a]	2,740	3,920
JB Hi-Fi Ltd.	1,336	28,862
Magellan Financial Group Ltd.	1,408	22,811
McMillan Shakespeare Ltd.	774	6,379
Metals X Ltd.[b]	3,963	4,162
Metcash Ltd.[b]	10,256	15,531
Myer Holdings Ltd.	8,564	7,657
Northern Star Resources Ltd.	6,724	21,285
OFX Group Ltd.	2,682	3,163
oOh!media Ltd.	1,387	4,507
OZ Minerals Ltd.	3,212	16,376
Primary Health Care Ltd.	5,900	17,240
Programmed Maintenance Services Ltd.	2,798	3,055
RCG Corp. Ltd.	3,120	3,454
Regis Healthcare Ltd.[a]	1,664	4,989
Regis Resources Ltd.	5,241	12,961
Saracen Mineral Holdings Ltd.[b]	8,192	6,951
SG Fleet Group Ltd.	1,330	3,643

Security	Shares	Value
Shopping Centres Australasia Property Group	8,054	$13,422
Sigma Pharmaceuticals Ltd.	12,862	13,017
Sirtex Medical Ltd.	653	13,869
St. Barbara Ltd.[b]	5,882	11,772
Tassal Group Ltd.	1,620	4,746
Technology One Ltd.	2,756	11,807
TFS Corp. Ltd.[a]	3,926	4,183
Tox Free Solutions Ltd.[b]	391	699
Tox Free Solutions Ltd.	1,524	2,725
Virtus Health Ltd.	622	3,299

		426,168
AUSTRIA — 0.48%
ams AG	726	20,372
Austria Technologie & Systemtechnik AG	320	3,538

		23,910
BELGIUM — 2.52%
AGFA-Gevaert NVb	2,206	9,165
Barco NV	118	9,262
Econocom Group SA/NV	648	9,629
Elia System Operator SA/NV	330	17,056
EVS Broadcast Equipment SA	150	5,235
Gimv NV	194	10,420
Intervest Offices & Warehouses NV	152	4,025
Ion Beam Applications	238	11,286
Kinepolis Group NV	178	7,996
Melexis NV	252	16,494
Orange Belgium SAb	348	7,826
Tessenderlo Chemie NVa,b	362	12,056
Van de Velde NV	68	4,780

		125,230
CANADA — 5.26%
Bird Construction Inc.	522	4,284
Canam Group Inc.	390	2,622
Canfor Pulp Products Inc.	396	2,996
China Gold International Resources Corp. Ltd.[b]	3,364	8,735
CT REIT	300	3,290
DIRTT Environmental Solutions[b]	984	3,627
Endeavour Mining Corp.[a,b]	710	13,880
Evertz Technologies Ltd.	338	4,131
Exco Technologies Ltd.	354	3,038
Fortuna Silver Mines Inc.[b]	1,582	10,824
Gluskin Sheff + Associates Inc.	368	4,418

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Guyana Goldfields Inc.[b]	1,829	$10,767
Intertape Polymer Group Inc.	660	11,188
Kinaxis Inc.[b]	190	9,291
Kirkland Lake Gold Inc.[b]	916	6,356
Klondex Mines Ltd.[b]	1,586	8,745
Knight Therapeutics Inc.[b]	1,159	7,714
Logistec Corp. Class B	84	2,273
Lucara Diamond Corp.	3,368	9,524
Magellan Aerospace Corp.	168	2,300
Martinrea International Inc.	1,166	6,847
Medical Facilities Corp.	294	4,800
Milestone Apartments REIT	420	5,653
MTY Food Group Inc.	192	6,934
New Flyer Industries Inc.	476	13,318
OceanaGold Corp.	6,696	20,484
Premium Brands Holdings Corp.	266	12,883
Pure Industrial Real Estate Trust	800	3,211
Richmont Mines Inc.[a,b]	618	5,856
Rogers Sugar Inc.	982	4,601
Spin Master Corp.[b,c]	248	6,217
Stornoway Diamond Corp.[b]	3,812	3,271
TransAlta Renewables Inc.	1,062	11,735
Uranium Participation Corp.[b]	1,610	4,469
Valener Inc.	510	8,014
Western Forest Products Inc.	4,554	6,932
Yellow Pages Ltd./Canada[b]	363	5,885

		261,113
DENMARK — 2.40%
ALK-Abello A/S	68	9,179
Alm Brand A/S	870	6,538
Ambu A/S Class B	314	16,241
Dfds A/S	366	17,663
IC Group A/S	134	3,159
NNIT A/Sc	153	4,543
Per Aarsleff Holding A/S	232	5,470
Royal Unibrew A/S	502	23,450
Schouw & Co. AB	122	7,739
SimCorp A/S	460	25,386
		119,368

FINLAND — 0.20%
Atria OYJ	166	1,820
F-Secure OYJ	1,014	3,579
HKScan OYJ Class A	316	1,098
Ponsse OYJ	138	3,443

		9,940

Security	Shares	Value
FRANCE — 1.62%
ABC Arbitrage	484	$4,016
Altamir Amboise SCA	264	3,369
Assystem	108	3,232
Axway Software SA	84	2,571
Boiron SA	66	5,574
Bonduelle SCA	170	4,025
Cegid Group SA	58	174
Cie. des Alpes	118	2,181
Groupe Crit	32	2,107
Groupe Fnac SAb	189	12,866
Guerbet	70	4,153
MGI Coutier	120	3,365
Oeneo SA	306	2,724
Sartorius Stedim Biotech	286	19,259
Synergie SA	84	2,716
Trigano SA	114	8,054

		80,386
GERMANY — 5.26%
ADO Properties SAc	292	10,625
ADVA Optical Networking SEa,b	558	4,432
Amadeus Fire AG	58	4,653
AURELIUS Equity Opportunities SE & Co KGaA	274	16,304
Bechtle AG	178	18,683
Bijou Brigitte AG	50	2,960
CANCOM SE	174	7,889
Cewe Stiftung & Co. KGAA	60	5,735
Deutsche Beteiligungs AG	150	5,057
Dialog Semiconductor PLC[b]	878	34,408
Freenet AG	1,373	39,290
Gesco AG	46	3,672
GFT Technologies SE	172	3,433
Grammer AG	120	6,844
Grand City Properties SA	1,208	21,194
Hypoport AGb	38	3,035
Jenoptik AG	522	8,938
Koenig & Bauer AGb	152	7,129
Nemetschek SE	178	11,083
PATRIZIA Immobilien AGb	477	9,846
STRATEC Biomedical AG	54	3,078
TLG Immobilien AG	800	16,732
WCM Beteiligungs & Grundbesitz-AGb	1,112	3,282
Wuestenrot & Wuerttembergische AG	298	5,913

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
XING AG	34	$6,912

		261,127
HONG KONG — 2.72%
Citic Telecom International Holdings Ltd.	18,000	6,174
CSI Properties Ltd.[a]	80,000	2,889
Dah Sing Financial Holdings Ltd.	1,600	10,873
Emperor Entertainment Hotel Ltd.	10,000	2,424
Emperor International Holdings Ltd.[a]	12,000	2,816
Enerchina Holdings Ltd.[b]	60,000	4,178
G-Resources Group Ltd.	240,000	4,209
Great Eagle Holdings Ltd.	2,000	8,885
Hutchison Telecommunications Hong Kong Holdings Ltd.	16,000	5,158
IT Ltd.	8,000	2,950
Kowloon Development Co. Ltd.[a]	4,000	4,008
Lai Sun Development Co. Ltd.[a]	120,000	2,460
Liu Chong Hing Investment Ltd.	4,000	5,653
Man Wah Holdings Ltd.[a]	16,000	10,626
NewOcean Energy Holdings Ltd.	12,000	3,095
Pacific Textiles Holdings Ltd.	8,000	10,089
Playmates Toys Ltd.	8,000	1,259
Prosperity REIT	14,000	6,048
Regina Miracle International Holdings Ltd.[c]	4,000	4,096
Samson Holding Ltd.	14,000	1,228
Shun Tak Holdings Ltd.[b]	20,000	6,757
SITC International Holdings Co. Ltd.[a]	14,000	8,286
Sitoy Group Holdings Ltd.	4,000	1,444
SmarTone Telecommunications Holdings Ltd.	4,000	6,045
SUNeVision Holdings Ltd.	8,000	3,930
Sunlight REIT	12,000	7,428
VST Holdings Ltd.	8,000	2,342

		135,350
IRELAND — 0.42%
Hibernia REIT PLC	8,000	11,251
Irish Continental Group PLC	1,500	6,985
Irish Residential Properties REIT PLC	2,142	2,759

		20,995
ISRAEL — 0.96%
Delek Automotive Systems Ltd.	456	3,894
IDI Insurance Co. Ltd.	66	3,274
Ituran Location and Control Ltd.	248	6,597
Matrix IT Ltd.	478	3,388

Security	Shares	Value
Orbotech Ltd.[b]	505	$13,837
Plus500 Ltd.	736	5,558
REIT 1 Ltd.	2,148	6,465
Sapiens International Corp. NV	344	4,701

		47,714
ITALY — 1.63%
Ascopiave SpA	816	2,383
Biesse SpA	164	2,824
Danieli & C Officine Meccaniche SpA	164	3,056
Danieli & C Officine Meccaniche SpA RSP	408	5,457
Datalogic SpA	254	5,318
DiaSorin SpA	228	13,996
Esprinet SpA	334	2,472
La Doria SpA	164	1,377
Moleskine SpA	1,262	3,334
Recordati SpA	1,092	30,860
Reply SpA	54	6,778
Vittoria Assicurazioni SpA	272	2,901

		80,756
JAPAN — 35.05%
Adastria Co. Ltd.	200	5,238
Ai Holdings Corp.	400	9,832
Aichi Steel Corp.	200	9,630
Akita Bank Ltd. (The)	2,000	6,699
Amano Corp.	800	14,883
Anicom Holdings Inc.[a]	200	4,486
Aomori Bank Ltd. (The)	2,000	6,756
Arcland Sakamoto Co. Ltd.	400	4,766
Artnature Inc.	200	1,222
AS ONE Corp.	200	8,974
Asahi Holdings Inc.	200	3,593
Bank of Iwate Ltd. (The)	200	8,422
Bank of Nagoya Ltd. (The)	200	7,042
Bank of Saga Ltd. (The)	2,000	5,215
Bank of the Ryukyus Ltd.	600	7,891
Belc Co. Ltd.	200	8,079
Belluna Co. Ltd.	600	4,002
Benefit One Inc.	200	5,786
BML Inc.	400	10,609
Bunka Shutter Co. Ltd.	600	4,973
Calsonic Kansei Corp.	2,000	25,027
Cawachi Ltd.	200	5,144
Central Glass Co. Ltd.	2,000	8,184
Chiyoda Integre Co. Ltd.[b]	200	4,141

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Chori Co. Ltd.	200	$3,167
Ci:z Holdings Co. Ltd.	400	11,457
CKD Corp.	800	9,973
Cocokara fine Inc.	200	7,737
CONEXIO Corp.	200	2,718
Corona Corp.	200	2,139
Create Restaurants Holdings Inc.	600	5,693
Create SD Holdings Co. Ltd.	400	8,374
Daihen Corp.	2,000	11,591
Daikyonishikawa Corp.	400	5,162
Daishi Bank Ltd. (The)	2,000	8,603
Daiwa Industries Ltd.	400	3,483
Daiwabo Holdings Co. Ltd.	2,000	4,834
DCM Holdings Co. Ltd.	1,200	10,506
Denyo Co. Ltd.	200	2,482
Descente Ltd.	600	8,325
Doshisha Co. Ltd.	400	8,268
DTS Corp.	400	8,861
Eighteenth Bank Ltd. (The)	2,000	6,204
Eiken Chemical Co. Ltd.	200	5,462
Eizo Corp.	200	6,319
Elecom Co. Ltd.	200	4,090
en-japan Inc.	400	7,708
EPS Holdings Inc.	400	5,249
FCC Co. Ltd.	400	8,770
Fields Corp.	200	2,427
Financial Products Group Co. Ltd.	800	7,004
Foster Electric Co. Ltd.	400	7,350
Fuji Oil Holdings Inc.	800	15,424
Fujibo Holdings Inc.	200	6,328
Fujimori Kogyo Co. Ltd.	200	4,969
Fukushima Industries Corp.	200	6,823
Funai Soken Holdings Inc.	400	6,182
G-Tekt Corp.	200	3,793
Gecoss Corp.	200	1,827
Geo Holdings Corp.	400	5,074
GMO Payment Gateway Inc.[a]	200	9,193
Godo Steel Ltd.	200	3,504
Gurunavi Inc.	400	10,963
Heiwado Co. Ltd.	400	8,328
Hibiya Engineering Ltd.	200	3,140
Hiday Hidaka Corp.	200	4,985
Hisaka Works Ltd.	400	3,140
Hogy Medical Co. Ltd.	200	13,170
Hyakugo Bank Ltd. (The)	2,000	7,365

Security	Shares	Value
Hyakujushi Bank Ltd. (The)	2,000	$6,814
Idec Corp./Japan	400	3,586
Inaba Denki Sangyo Co. Ltd.	200	7,261
Inabata & Co. Ltd.	600	6,526
Ines Corp.	400	4,450
ITOCHU Enex Co. Ltd.	600	4,613
Japan Digital Laboratory Co. Ltd.	200	3,110
Japan Lifeline Co. Ltd.	200	10,373
Juroku Bank Ltd. (The)	4,000	12,066
Justsystems Corp.	400	3,921
K&O Energy Group Inc.	200	2,870
Kadokawa Dwango[b]	800	11,808
Kaga Electronics Co. Ltd.	200	2,921
Kaken Pharmaceutical Co. Ltd.	400	25,199
Kamei Corp.	400	3,814
Kanematsu Corp.	4,000	6,585
Kanematsu Electronics Ltd.	200	4,033
Kasai Kogyo Co. Ltd.	400	4,518
Kato Sangyo Co. Ltd.	200	4,821
Keihin Corp.	600	9,758
Keiyo Bank Ltd. (The)	2,000	8,412
Kitz Corp.	1,200	6,897
Kiyo Bank Ltd. (The)	800	13,269
Kohnan Shoji Co. Ltd.	400	7,910
Konishi Co. Ltd.	400	4,754
Konoike Transport Co. Ltd.	400	5,295
Koshidaka Holdings Co. Ltd.	200	3,251
Kotobuki Spirits Co. Ltd.	200	4,716
Kura Corp.	200	10,068
Kurabo Industries Ltd.	2,000	3,997
Kureha Corp.	200	7,651
Kusuri No Aoki Co. Ltd.	200	10,201
KYORIN Holdings Inc.	600	13,418
Kyudenko Corp.	400	12,885
Macnica Fuji Electronics Holdings Inc.	400	5,017
Maeda Road Construction Co. Ltd.	1,000	18,499
Marudai Food Co. Ltd.	2,000	9,516
Meiko Network Japan Co. Ltd.	400	3,765
Melco Holdings Inc.	200	5,417
Menicon Co. Ltd.	200	5,666
Mimasu Semiconductor Industry Co. Ltd.	200	2,545
Ministop Co. Ltd.	200	3,445
Mitsubishi Steel Manufacturing Co. Ltd.	2,000	3,597

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Mitsui High-Tec Inc.	400	$2,687
Miyazaki Bank Ltd. (The)	2,000	5,634
Morita Holdings Corp.	400	6,029
Musashino Bank Ltd. (The)	400	11,046
Nagaileben Co. Ltd.	200	4,393
Nanto Bank Ltd. (The)	200	7,603
Neturen Co. Ltd.	400	3,243
Nichi-Iko Pharmaceutical Co. Ltd.	600	10,768
Nichias Corp.	2,000	17,795
Nichiha Corp.	400	9,878
Nihon M&A Center Inc.	800	25,998
Nippon Ceramic Co. Ltd.	200	3,688
Nippon Densetsu Kogyo Co. Ltd.	400	7,293
Nippon Flour Mills Co. Ltd.	1,000	14,788
Nippon Kanzai Co. Ltd.	200	2,916
Nippon Signal Co. Ltd.	600	5,321
Nippon Soda Co. Ltd.[a]	2,000	8,869
Nippon Steel & Sumikin Bussan Corp.	200	7,327
Nishimatsu Construction Co. Ltd.	4,000	18,690
Nishimatsuya Chain Co. Ltd.	600	8,445
Nisshin OilliO Group Ltd. (The)	2,000	9,097
Nissin Electric Co. Ltd.	600	7,994
Nitta Corp.	200	5,177
Nitto Kogyo Corp.	400	5,870
Nitto Kohki Co. Ltd.	200	4,619
Nojima Corp.	200	2,590
Nomura Co. Ltd.	400	6,494
Noritake Co. Ltd./Nagoya Japan	200	4,562
Ogaki Kyoritsu Bank Ltd. (The)	2,000	7,156
Oita Bank Ltd. (The)	2,000	7,575
Okinawa Electric Power Co. Inc. (The)	600	13,880
Open House Co. Ltd.	400	8,462
Optex Co. Ltd.	200	5,099
Osaka Soda Co. Ltd.	2,000	8,545
Outsourcing Inc.	200	7,594
Pacific Industrial Co. Ltd.	600	7,360
Pack Corp. (The)	200	5,426
PAL GROUP Holdings Co. Ltd.	200	4,956
PALTAC Corp.	400	9,813
Paramount Bed Holdings Co. Ltd.	200	7,613
Piolax Inc.	200	12,675
Press Kogyo Co. Ltd.	1,800	8,753
Pressance Corp.	800	9,212
Prima Meat Packers Ltd.	2,000	7,270
Proto Corp.	200	2,265

Security	Shares	Value
Qol Co. Ltd.	200	$3,154
Raito Kogyo Co. Ltd.	600	7,228
Relo Group Inc.	200	33,021
Riso Kagaku Corp.	400	6,932
Ryobi Ltd.	2,000	8,051
Ryosan Co. Ltd.	400	12,314
Ryoyo Electro Corp.	400	5,089
S Foods Inc.[a]	200	5,348
Sac’s Bar Holdings Inc.[a]	200	2,137
Sakai Chemical Industry Co. Ltd.	2,000	7,137
Sakata INX Corp.	600	7,868
Sakata Seed Corp.	400	11,514
San-A Co. Ltd.	200	10,886
Sanyo Special Steel Co. Ltd.	2,000	10,239
Seiren Co. Ltd.	600	7,023
Sekisui Jushi Corp.	400	6,585
Septeni Holdings Co. Ltd.	1,000	4,501
Shikoku Bank Ltd. (The)	2,000	4,720
Shimachu Co. Ltd.	600	16,101
Shin-Etsu Polymer Co. Ltd.	800	5,352
Shinko Plantech Co. Ltd.	600	4,448
Shizuoka Gas Co. Ltd.	600	4,710
SIIX Corp.[a]	200	7,994
Sintokogio Ltd.	600	5,230
SMS Co. Ltd.	400	10,433
Starts Corp. Inc.	400	7,426
Sumitomo Bakelite Co. Ltd.	2,000	10,867
Sumitomo Densetsu Co. Ltd.	200	2,217
Sun Frontier Fudousan Co. Ltd.	200	1,907
Tachi-S Co. Ltd.	400	6,638
Taiho Kogyo Co. Ltd.	200	2,868
Takamatsu Construction Group Co. Ltd.	200	4,745
Takara Leben Co. Ltd.	1,000	6,794
Tatsuta Electric Wire and Cable Co. Ltd.	1,400	5,555
TechnoPro Holdings Inc.	400	13,722
Teikoku Sen-I Co. Ltd.	200	2,969
TKC Corp.	200	5,909
Toa Corp./Tokyo	200	4,208
Tocalo Co. Ltd.	200	4,488
Tochigi Bank Ltd. (The)	2,000	9,649
Toho Bank Ltd. (The)	2,000	7,594
Toho Holdings Co. Ltd.	600	12,590
Tokai Corp./Gifu	200	6,814

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Tokyo Seimitsu Co. Ltd.	600	$16,370
Tokyo TY Financial Group Inc.	200	6,404
Tokyu Construction Co. Ltd.	1,000	10,116
TOMONY Holdings Inc.	1,800	9,301
Toppan Forms Co. Ltd.	600	5,967
Topre Corp.	400	9,242
Topy Industries Ltd.	200	4,640
Toridoll Holdings Corp.	200	4,638
Totetsu Kogyo Co. Ltd.	200	5,673
Towa Bank Ltd. (The)	6,000	6,338
Towa Pharmaceutical Co. Ltd.	200	7,461
Toyo Construction Co. Ltd.	1,000	4,168
Toyo Corp./Chuo-ku	400	3,845
Toyo Kanetsu KK	2,000	4,530
Toyo Kohan Co. Ltd.	1,000	2,998
TPR Co. Ltd.	200	5,776
Transcosmos Inc.	400	10,125
Trusco Nakayama Corp.	200	10,334
Tsukuba Bank Ltd.	1,600	4,781
Tsukui Corp.	800	5,245
Tsurumi Manufacturing Co. Ltd.	200	2,912
Tsutsumi Jewelry Co. Ltd.	200	3,167
UKC Holdings Corp.	200	3,346
Unipres Corp.	400	7,693
United Super Markets Holdings Inc.	600	5,413
Valor Holdings Co. Ltd.	400	11,339
Vital KSK Holdings Inc.	400	4,229
W-Scope Corp.[a]	200	3,578
Wakita & Co. Ltd.	600	5,122
Warabeya Nichiyo Holdings Co. Ltd.	200	4,823
Yahagi Construction Co. Ltd.	400	3,673
YAMABIKO Corp.	800	7,917
Yamagata Bank Ltd. (The)	2,000	8,641
Yamanashi Chuo Bank Ltd. (The)	2,000	9,783
Yellow Hat Ltd.	200	4,269
Yodogawa Steel Works Ltd.	200	5,457
Yondoshi Holdings Inc.	200	4,998
Yonex Co. Ltd.	200	8,821
Yorozu Corp.	200	3,142
Yuasa Trading Co. Ltd.	200	4,794
Yusen Logistics Co. Ltd.	200	2,036
Zenrin Co. Ltd.	400	6,985
Zojirushi Corp.	400	5,519

		1,741,048

Security	Shares	Value
NETHERLANDS — 1.29%
Accell Group	266	$6,648
Amsterdam Commodities NV	232	5,232
BE Semiconductor Industries NV	380	12,357
BinckBank NV	760	4,504
COSMO Pharmaceuticals NV	62	9,022
Euronext NVc	654	26,135

		63,898
NEW ZEALAND — 0.61%
Air New Zealand Ltd.	6,220	8,588
Chorus Ltd.	4,320	11,296
New Zealand Refining Co. Ltd. (The)	1,878	3,010
Summerset Group Holdings Ltd.	2,196	7,478

		30,372
NORWAY — 2.75%
Atea ASA	986	8,843
Austevoll Seafood ASA	1,134	10,239
Avance Gas Holding Ltd.[c]	349	854
Bakkafrost P/F	460	19,322
Borregaard ASA	1,280	12,565
BW LPG Ltd.[a,c]	870	2,811
Fred Olsen Energy ASA[b]	382	660
Kongsberg Automotive ASA[b]	4,486	3,713
Leroy Seafood Group ASA	318	16,838
Prosafe SEa,b	19,348	656
Protector Forsikring ASA	730	6,259
Salmar ASA	592	19,242
Sparebank 1 Nord Norge	1,048	6,058
Storebrand ASA[b]	4,984	25,683
Tanker Investments Ltd.[b]	481	2,617

		136,360
SINGAPORE — 0.85%
Ascendas India Trust	8,600	6,611
Chip Eng Seng Corp. Ltd.	6,400	2,966
Ho Bee Land Ltd.	2,000	3,061
QAF Ltd.	4,400	3,904
RHT Health Trust	8,400	5,190
Sheng Siong Group Ltd.	6,800	5,105
Wing Tai Holdings Ltd.	7,200	8,768
Yanlord Land Group Ltd.	6,800	6,766

		42,371
SPAIN — 0.60%
Cia. de Distribucion Integral Logista Holdings SA	467	10,356

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Faes Farma SA	3,030	$11,110
Laboratorios Farmaceuticos Rovi SA	214	2,886
Miquel y Costas & Miquel SA	134	5,697

		30,049
SWEDEN — 4.47%
Attendo ABc	1,002	8,552
Avanza Bank Holding AB	272	10,296
B&B Tools AB Class B	286	6,372
Betsson AB	1,322	12,778
Bilia AB Class A	463	11,060
BioGaia AB Class B	160	4,895
Bure Equity AB	618	6,782
Byggmax Group AB	634	4,181
Concentric AB	536	6,387
Duni AB	364	4,852
Evolution Gaming Group ABa,c	244	7,046
Granges AB	815	7,927
Industrial & Financial Systems Class B	56	2,461
Investment AB Oresund	344	5,510
Inwido AB	616	6,743
ITAB Shop Concept AB Class B	438	3,411
Kambi Group PLC[b]	252	3,750
Lifco AB Class B	472	11,960
Mycronic AB	782	8,170
NetEnt AB	2,016	15,900
New Wave Group AB Class B	696	3,857
Nolato AB Class B	232	6,660
Oriflame Holding AGb	454	16,713
RaySearch Laboratories AB	254	5,631
Starbreeze ABa,b	1,840	4,528
Tethys Oil AB	632	4,606
Unibet Group PLC	2,622	23,164
Vitrolife AB	147	7,618

		221,810
SWITZERLAND — 5.03%
APG SGA SA	14	5,850
Ascom Holding AG Registered	418	7,165
Autoneum Holding AG	34	9,008
BKW AG	152	7,078
Bossard Holding AG	66	9,410
Burkhalter Holding AG	42	5,377
Comet Holding AG Registered	8	6,933
Conzzeta AG	12	8,294
dorma+kaba Holding AG Class B	36	25,028
Feintool International Holding AG	28	3,262

Security	Shares	Value
Forbo Holding AG Registered	14	$17,866
Inficon Holding AG Registered	20	7,190
Intershop Holdings AG	12	6,128
Kardex AG Bearer	84	7,186
Komax Holding AG Registered	38	9,165
Mobilezone Holding AG	206	3,062
Orascom Development Holding AGb	136	814
Orior AG	72	5,825
Rieter Holding AG Registered	28	5,329
Schweiter Technologies AG Bearer	12	12,936
Siegfried Holding AG Registered	36	7,408
Straumann Holding AG Registered	106	39,821
Tecan Group AG Registered	116	19,120
u-blox Holding AG	72	13,615
Walter Meier AG	64	2,330
Zehnder Group AGb	108	4,494

		249,694
UNITED KINGDOM — 16.07%
888 Holdings PLC	1,646	4,371
Abcam PLC	1,937	20,598
Acacia Mining PLC	1,955	12,376
Advanced Medical Solutions Group PLC	2,358	6,125
Beazley PLC	5,580	24,798
Bellway PLC	1,370	39,574
Bovis Homes Group PLC	1,500	13,872
Brewin Dolphin Holdings PLC	3,126	9,923
Cape PLC	1,626	4,124
Card Factory PLC	3,372	10,445
Centamin PLC	12,704	24,475
Chesnara PLC	1,556	6,046
Cineworld Group PLC	2,188	14,439
Clinigen Healthcare Ltd.[b]	880	7,950
CMC Markets PLC[c]	1,190	2,758
Costain Group PLC	1,080	4,879
Crest Nicholson Holdings PLC	2,826	14,039
CVS Group PLC	578	6,175
Dart Group PLC	1,106	4,844
Debenhams PLC	9,684	6,349
Diploma PLC	1,308	14,971
Domino’s Pizza Group PLC	5,550	23,045
EMIS Group PLC	538	5,495
Enterprise Inns PLC[b]	5,868	6,609
esure Group PLC	3,410	11,320
Fevertree Drinks PLC	956	11,246

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Galliford Try PLC	926	$13,861
GAME Digital PLC	1,076	893
Gem Diamonds Ltd.	1,268	1,796
Genus PLC	688	15,758
Greggs PLC	1,119	13,054
GVC Holdings PLC	3,032	25,783
Halfords Group PLC	1,774	7,347
Hastings Group Holdings PLC[c]	1,436	3,829
Hostelworld Group PLC[c]	1,148	3,112
Howden Joinery Group PLC	7,103	32,512
Ibstock PLC[c]	2,302	4,685
iomart Group PLC	994	3,216
ITE Group PLC	3,224	5,658
J Sainsbury PLC	1	3
JD Sports Fashion PLC	742	13,761
John Laing Group PLC[c]	4,120	13,596
John Menzies PLC	855	5,185
Kainos Group PLC	616	1,523
Kcom Group PLC	6,492	9,333
Keller Group PLC	874	7,261
Laird PLC	3,036	5,375
Lancashire Holdings Ltd.	1,976	16,815
Lookers PLC	3,582	4,515
Majestic Wine PLC[b]	782	2,726
Melrose Industries PLC	20,718	42,685
Moneysupermarket.com Group PLC	6,067	19,399
NewRiver REIT PLC[a]	2,539	9,610
On the Beach Group PLC[b,c]	602	1,600
OneSavings Bank PLC	1,256	4,447
Pantheon Resources PLC[b]	2,358	2,807
Premier Foods PLC[b]	8,212	4,562
QinetiQ Group PLC	6,624	18,617
Redcentric PLC	1,606	2,912
Redde PLC	3,664	7,918
Redrow PLC	2,560	11,858
Restore PLC	1,150	4,914
RPS Group PLC	2,626	5,426
SafeCharge International Group Ltd.	668	1,790
Safestore Holdings PLC	2,500	10,936
Savills PLC	1,526	12,930
Scapa Group PLC	1,974	6,881
Schroder REIT Ltd.	6,018	4,151
Shawbrook Group PLC[b,c]	1,262	3,464
Softcat PLC	918	3,631
Spirent Communications PLC	6,716	6,744

Security	Shares	Value
Standard Life Investment Property Income Trust Ltd.	3,714	$3,843
SuperGroup PLC	504	8,282
SVG Capital PLC[b]	1,924	16,502
Synthomer PLC	3,288	14,347
Telford Homes PLC	930	3,355
Telit Communications PLC[a]	990	3,112
Tullett Prebon PLC	2,706	11,728
WH Smith PLC	1,230	22,120
Xaar PLC	1,008	5,169

		798,183

TOTAL COMMON STOCKS
(Cost: $4,729,046)		4,905,842

PREFERRED STOCKS — 0.75%

GERMANY — 0.75%
Sartorius AG	390	30,598
STO SE & Co. KGaA	28	3,350
Villeroy & Boch AG	200	3,070

		37,018

TOTAL PREFERRED STOCKS
(Cost: $30,567)		37,018

RIGHTS — 0.00%

NORWAY — 0.00%
Avance Gas Holding Ltd.[b]	83	32

		32

TOTAL RIGHTS
(Cost: $0)		32

SHORT-TERM INVESTMENTS — 3.39%

MONEY MARKET FUNDS — 3.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	168,102	168,119
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	434	434

		168,553

TOTAL SHORT-TERM INVESTMENTS
(Cost: $168,537)		168,553

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.91%
(Cost: $4,928,150)[g]	$5,111,445
Other Assets, Less Liabilities — (2.91)%	(144,399)

NET ASSETS — 100.00%	$4,967,046

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $4,960,621. Net unrealized appreciation was $150,824, of which $659,106 represented gross unrealized appreciation on securities and $508,282 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,902,508	$3,334	$—	$4,905,842
Preferred stocks	37,018	—	—	37,018
Rights	—	32	—	32
Money market funds	168,553	—	—	168,553

Total	$5,108,079	$3,366	$—	$5,111,445

214

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 2.03%
Northrop Grumman Corp.	9,839	$2,253,131

		2,253,131
AIRLINES — 1.32%
American Airlines Group Inc.	8,569	347,901
Delta Air Lines Inc.	11,318	472,753
Southwest Airlines Co.	9,232	369,742
United Continental Holdings Inc.[a]	5,027	282,668

		1,473,064
AUTO COMPONENTS — 2.25%
Autoliv Inc.	5,153	498,707
Delphi Automotive PLC	15,780	1,026,805
Goodyear Tire & Rubber Co. (The)	15,567	451,910
Lear Corp.	4,314	529,673

		2,507,095
AUTOMOBILES — 2.23%
General Motors Co.	78,409	2,477,724

		2,477,724
BANKS — 1.00%
Citizens Financial Group Inc.	30,721	809,191
People’s United Financial Inc.	18,501	300,456

		1,109,647
BEVERAGES — 0.84%
Dr Pepper Snapple Group Inc.	10,687	938,212

		938,212
BIOTECHNOLOGY — 2.47%
Gilead Sciences Inc.	33,066	2,434,650
United Therapeutics Corp.[a]	2,644	317,465

		2,752,115
BUILDING PRODUCTS — 0.35%
AO Smith Corp.	8,742	394,876

		394,876
CAPITAL MARKETS — 1.32%
Eaton Vance Corp. NVS	6,782	237,777
Nasdaq Inc.	6,642	424,889
Raymond James Financial Inc.	7,480	449,697
SEI Investments Co.	8,130	360,403

		1,472,766
CHEMICALS — 2.76%
Celanese Corp. Series A	8,610	627,841
Eastman Chemical Co.	8,675	623,819
LyondellBasell Industries NV Class A	20,898	1,662,436

Security	Shares	Value
Mosaic Co. (The)	6,466	$152,145

		3,066,241
COMMUNICATIONS EQUIPMENT — 0.20%
Juniper Networks Inc.	8,382	220,782

		220,782
CONSTRUCTION & ENGINEERING — 0.72%
Fluor Corp.	8,190	425,798
Jacobs Engineering Group Inc.[a]	7,196	371,170

		796,968
CONTAINERS & PACKAGING — 0.32%
Avery Dennison Corp.	5,159	360,047

		360,047
DISTRIBUTORS — 0.71%
Genuine Parts Co.	8,676	785,959

		785,959
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.77%
AT&T Inc.	90,976	3,347,007
CenturyLink Inc.	31,664	841,629

		4,188,636
ELECTRIC UTILITIES — 4.93%
Alliant Energy Corp.	6,328	240,780
Edison International	18,307	1,345,198
Entergy Corp.	10,290	758,167
Exelon Corp.	53,101	1,809,151
FirstEnergy Corp.	24,660	845,592
Pinnacle West Capital Corp.	6,414	488,298

		5,487,186
ELECTRICAL EQUIPMENT — 0.81%
Rockwell Automation Inc.	7,549	903,766

		903,766
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.67%
Arrow Electronics Inc.[a]	5,420	331,270
Avnet Inc.	7,621	319,701
Corning Inc.	62,021	1,408,497
Flex Ltd.[a]	31,886	452,462
FLIR Systems Inc.	8,241	271,294
TE Connectivity Ltd.	20,641	1,297,700

		4,080,924
ENERGY EQUIPMENT & SERVICES — 0.36%
Helmerich & Payne Inc.	6,351	400,812

		400,812

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

October 31, 2016

Security	Shares	Value
FOOD PRODUCTS — 4.37%
Archer-Daniels-Midland Co.	33,890	$1,476,587
Campbell Soup Co.	11,579	629,203
Hormel Foods Corp.	16,792	646,492
Ingredion Inc.	4,152	544,618
McCormick & Co. Inc./MD	3,588	343,982
Tyson Foods Inc. Class A	17,272	1,223,721

		4,864,603
HEALTH CARE EQUIPMENT & SUPPLIES — 1.93%
Edwards Lifesciences Corp.[a]	12,172	1,159,018
ResMed Inc.	8,103	484,316
Varian Medical Systems Inc.[a,b]	5,494	498,471

		2,141,805
HEALTH CARE PROVIDERS & SERVICES — 10.08%
Aetna Inc.	20,091	2,156,769
Anthem Inc.	15,069	1,836,308
Cardinal Health Inc.	18,759	1,288,556
Cigna Corp.	14,727	1,750,009
Henry Schein Inc.[a]	4,705	701,986
Humana Inc.	8,560	1,468,297
MEDNAX Inc.[a,b]	5,494	336,507
Patterson Companies Inc.	5,069	216,497
Quest Diagnostics Inc.	8,149	663,655
UnitedHealth Group Inc.	1,149	162,388
Universal Health Services Inc. Class B	5,229	631,193

		11,212,165
HOUSEHOLD DURABLES — 0.59%
Leggett & Platt Inc.	7,935	364,058
Whirlpool Corp.	1,953	292,598

		656,656
INSURANCE — 16.21%
Aflac Inc.	23,849	1,642,481
Alleghany Corp.[a]	829	427,938
American International Group Inc.	41,406	2,554,750
Arch Capital Group Ltd.[a]	7,041	548,987
Assurant Inc.	3,592	289,228
Axis Capital Holdings Ltd.	5,385	306,783
Cincinnati Financial Corp.	8,996	636,737
Everest Re Group Ltd.	2,349	478,069
FNF Group	14,418	517,750
Hartford Financial Services Group Inc. (The)	22,769	1,004,341
Lincoln National Corp.	13,914	683,038
Loews Corp.	16,765	721,398

Security	Shares	Value
Markel Corp.[a]	804	$705,454
MetLife Inc.	40,381	1,896,292
Principal Financial Group Inc.	16,807	917,662
Progressive Corp. (The)	33,728	1,062,769
Torchmark Corp.	6,735	427,066
Travelers Companies Inc. (The)	16,756	1,812,664
Unum Group	13,921	492,803
WR Berkley Corp.	5,724	326,840
XL Group Ltd.	16,551	574,320

		18,027,370
IT SERVICES — 5.03%
Accenture PLC Class A	22,069	2,565,301
Broadridge Financial Solutions Inc.	6,931	448,158
Paychex Inc.	18,587	1,026,002
Total System Services Inc.	9,695	483,587
Western Union Co. (The)	28,657	575,146
Xerox Corp.	50,415	492,555

		5,590,749
LIFE SCIENCES TOOLS & SERVICES — 1.89%
Agilent Technologies Inc.	18,953	825,782
Mettler-Toledo International Inc.[a]	1,542	623,091
Waters Corp.[a]	4,671	649,923

		2,098,796
MACHINERY — 0.18%
AGCO Corp.	4,003	204,473

		204,473
MEDIA — 0.99%
Omnicom Group Inc.	13,741	1,096,807

		1,096,807
METALS & MINING — 0.81%
Nucor Corp.	18,430	900,305

		900,305
MULTI-UTILITIES — 3.43%
Ameren Corp.	13,974	698,001
Consolidated Edison Inc.	17,401	1,314,646
Public Service Enterprise Group Inc.	29,075	1,223,476
SCANA Corp.	7,828	574,262

		3,810,385
MULTILINE RETAIL — 0.78%
Kohl’s Corp.	10,856	474,950
Nordstrom Inc.	7,659	398,268

		873,218

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

October 31, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 5.04%
Exxon Mobil Corp.	228	$18,997
HollyFrontier Corp.	10,039	250,473
Marathon Petroleum Corp.	30,593	1,333,549
Phillips 66	27,211	2,208,173
Tesoro Corp.	7,006	595,300
Valero Energy Corp.	20,172	1,194,989

		5,601,481
PROFESSIONAL SERVICES — 0.29%
ManpowerGroup Inc.	4,243	325,862

		325,862
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.23%
Jones Lang LaSalle Inc.	2,623	254,038

		254,038
ROAD & RAIL — 0.12%
AMERCO	428	137,983

		137,983
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.27%
Marvell Technology Group Ltd.	26,038	339,275
NVIDIA Corp.	30,649	2,180,983

		2,520,258
SOFTWARE — 2.75%
CA Inc.	18,229	560,360
CDK Global Inc.	7,630	416,674
Intuit Inc.	14,006	1,523,013
Microsoft Corp.	671	40,206
Synopsys Inc.[a]	8,759	519,496

		3,059,749
SPECIALTY RETAIL — 6.40%
Best Buy Co. Inc.	16,987	660,964
Dick’s Sporting Goods Inc.	5,303	295,112
Foot Locker Inc.	7,955	531,156
Gap Inc. (The)	14,181	391,254
O’Reilly Automotive Inc.[a]	5,541	1,465,262
Ross Stores Inc.	23,080	1,443,423
TJX Companies Inc. (The)	31,647	2,333,966

		7,121,137
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.45%
Apple Inc.	13,715	1,557,201
Hewlett Packard Enterprise Co.	99,166	2,228,260
NetApp Inc.	16,866	572,432

Security	Shares	Value
Seagate Technology PLC	17,204	$590,269

		4,948,162

TOTAL COMMON STOCKS
(Cost: $108,596,089)		111,115,953

SHORT-TERM INVESTMENTS — 0.47%

MONEY MARKET FUNDS — 0.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	369,794	369,831
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	155,418	155,418

		525,249

TOTAL SHORT-TERM INVESTMENTS
(Cost: $525,212)		525,249

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $109,121,301)[f]		111,641,202
Other Assets, Less Liabilities — (0.37)%		(416,540)

NET ASSETS — 100.00%		$111,224,662

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $109,581,966. Net unrealized appreciation was $2,059,236, of which $5,657,628 represented gross unrealized appreciation on securities and $3,598,392 represented gross unrealized depreciation on securities.

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$111,115,953	$—	$—	$111,115,953
Money market funds	525,249	—	—	525,249

Total	$111,641,202	$—	$—	$111,641,202

218

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 0.15%
Aerovironment Inc.[a,b]	550	$13,194
National Presto Industries Inc.	120	10,470

		23,664
AIR FREIGHT & LOGISTICS — 0.44%
Air Transport Services Group Inc.[a,b]	419	5,543
Atlas Air Worldwide Holdings Inc.[a]	166	6,947
Echo Global Logistics Inc.[a]	757	16,049
Hub Group Inc. Class Aa	893	32,550
Park-Ohio Holdings Corp.	222	7,093

		68,182
AIRLINES — 0.27%
Hawaiian Holdings Inc.[a]	350	15,759
SkyWest Inc.	340	10,251
Virgin America Inc.[a]	293	15,924

		41,934
AUTO COMPONENTS — 1.99%
Cooper Tire & Rubber Co.	1,454	53,434
Cooper-Standard Holding Inc.[a]	339	30,941
Drew Industries Inc.	607	54,357
Fox Factory Holding Corp.[a]	632	13,714
Gentherm Inc.[a]	915	25,757
Motorcar Parts of America Inc.[a,b]	482	12,648
Standard Motor Products Inc.	534	26,113
Superior Industries International Inc.	554	13,573
Tower International Inc.	622	13,497
Visteon Corp.	896	63,267

		307,301
AUTOMOBILES — 0.80%
Thor Industries Inc.	1,303	103,341
Winnebago Industries Inc.	708	20,001

		123,342
BANKS — 11.34%
1st Source Corp.	440	15,206
Ameris Bancorp.	867	31,472
Arrow Financial Corp.	286	9,038
Banc of California Inc.	1,103	14,670
BancFirst Corp.	184	13,193
Bancorp. Inc. (The)[a]	1,185	7,383
Berkshire Hills Bancorp. Inc.	821	24,261
Blue Hills Bancorp. Inc.	608	9,454
BNC Bancorp.	1,187	29,556
Bridge Bancorp. Inc.	442	12,177

Security	Shares	Value
Brookline Bancorp. Inc.	1,861	$23,821
Bryn Mawr Bank Corp.	290	9,106
Camden National Corp.	405	13,373
Capital Bank Financial Corp. Class A	690	22,597
Cardinal Financial Corp.	841	22,101
Cascade Bancorp.[a]	911	5,566
CenterState Banks Inc.	1,203	22,472
Central Pacific Financial Corp.	781	20,017
Chemical Financial Corp.	1,784	76,623
City Holding Co.	382	19,967
CoBiz Financial Inc.	920	11,702
Columbia Banking System Inc.	1,522	50,256
Community Trust Bancorp. Inc.	414	15,132
ConnectOne Bancorp. Inc.	753	13,818
Eagle Bancorp. Inc.[a]	786	38,632
Enterprise Financial Services Corp.	529	17,510
FCB Financial Holdings Inc. Class Aa,b	800	29,840
Fidelity Southern Corp.	560	10,209
Financial Institutions Inc.	360	9,666
First BanCorp./Puerto Rico[a]	3,107	15,939
First Busey Corp.	800	18,488
First Community Bancshares Inc./VA	366	8,290
First Financial Bancorp.	1,621	34,851
First Financial Corp./IN	225	9,023
First Interstate BancSystem Inc.	507	16,173
First Merchants Corp.	1,010	28,431
German American Bancorp. Inc.	321	12,497
Great Southern Bancorp. Inc.	261	10,792
Great Western Bancorp. Inc.	1,536	49,521
Hanmi Financial Corp.	838	20,950
Heartland Financial USA Inc.	490	18,351
Heritage Financial Corp./WA	788	14,499
HomeTrust Bancshares Inc.[a]	474	8,816
Hope Bancorp Inc.	3,401	54,892
Independent Bank Corp./Rockland MA	653	36,013
Lakeland Bancorp. Inc.	1,059	14,985
Lakeland Financial Corp.	650	23,946
MainSource Financial Group Inc.	599	14,951
Mercantile Bank Corp.	429	11,806
National Bank Holdings Corp. Class A	734	17,866
NBT Bancorp. Inc.	1,132	38,160
OFG Bancorp.	1,280	13,632
Opus Bank	623	12,491
Pacific Premier Bancorp. Inc.[a]	724	18,715
Peoples Bancorp. Inc./OH	406	10,057

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Pinnacle Financial Partners Inc.	1,030	$53,148
Popular Inc.	2,744	99,607
Preferred Bank/Los Angeles CA	291	11,035
Renasant Corp.	1,035	34,921
Republic Bancorp. Inc./KY Class A	272	8,606
S&T Bancorp. Inc.	869	27,278
Sandy Spring Bancorp. Inc.	605	19,178
ServisFirst Bancshares Inc.	578	31,293
Simmons First National Corp. Class A	719	35,483
State Bank Financial Corp.	927	20,440
Sterling Bancorp./DE	2,826	50,868
Stock Yards Bancorp. Inc.	535	18,244
Tompkins Financial Corp.	337	26,717
TowneBank/Portsmouth VA	1,466	36,357
TriCo Bancshares	540	14,213
Tristate Capital Holdings Inc.[a,b]	592	10,449
Union Bankshares Corp.	1,152	32,175
Univest Corp. of Pennsylvania	662	15,723
Washington Trust Bancorp. Inc.	379	17,396
WesBanco Inc.	992	32,647
Yadkin Financial Corp.	722	20,028

		1,748,759
BEVERAGES — 0.16%
MGP Ingredients Inc.	312	10,986
National Beverage Corp.[a,b]	301	14,219

		25,205
BIOTECHNOLOGY — 1.30%
AMAG Pharmaceuticals Inc.[a,b]	926	23,798
Eagle Pharmaceuticals Inc./DEa,b	229	12,797
Emergent BioSolutions Inc.[a]	895	23,915
Enanta Pharmaceuticals Inc.[a]	391	9,196
Five Prime Therapeutics Inc.[a]	663	32,175
MiMedx Group Inc.[a,b]	2,750	24,503
Myriad Genetics Inc.[a,b]	1,807	35,616
PDL BioPharma Inc.	4,420	14,232
Repligen Corp.[a,b]	835	23,856

		200,088
BUILDING PRODUCTS — 1.18%
AAON Inc.	1,112	33,304
American Woodmark Corp.[a]	390	29,133
Apogee Enterprises Inc.	67	2,730
Armstrong Flooring Inc.[a,b]	516	8,354
Gibraltar Industries Inc.[a]	781	30,381
Insteel Industries Inc.	464	12,482
Patrick Industries Inc.[a,b]	348	19,958

Security	Shares	Value
Universal Forest Products Inc.	537	$46,177

		182,519
CAPITAL MARKETS — 0.70%
Cowen Group Inc. Class Aa,b	2,548	8,281
Diamond Hill Investment Group Inc.	81	14,743
Houlihan Lokey Inc.	326	7,945
INTL. FCStone Inc.[a]	406	14,575
Investment Technology Group Inc.	694	10,625
KCG Holdings Inc. Class Aa	1,197	15,274
Piper Jaffray Companies[a,b]	429	24,260
Pzena Investment Management Inc. Class A	372	2,708
Westwood Holdings Group Inc.	198	10,207

		108,618
CHEMICALS — 1.37%
American Vanguard Corp.	693	10,534
Chase Corp.	181	12,371
FutureFuel Corp.	638	6,992
GCP Applied Technologies Inc.[a]	1,880	48,598
Hawkins Inc.	253	10,209
Innospec Inc.	629	37,897
Quaker Chemical Corp.	348	37,410
Stepan Co.	526	37,362
Tredegar Corp.	558	10,323

		211,696
COMMERCIAL SERVICES & SUPPLIES — 2.30%
ACCO Brands Corp.[a]	2,868	31,835
Brady Corp. Class A	1,226	40,581
Deluxe Corp.	896	54,835
Ennis Inc.	678	9,933
InnerWorkings Inc.[a]	1,084	9,550
Kimball International Inc. Class B	824	10,300
Knoll Inc.	1,278	27,656
McGrath RentCorp	556	16,736
Quad/Graphics Inc.	637	15,135
Tetra Tech Inc.	1,538	59,136
UniFirst Corp./MA	400	49,000
Viad Corp.	561	23,281
VSE Corp.	218	6,287

		354,265
COMMUNICATIONS EQUIPMENT — 1.86%
ADTRAN Inc.	1,289	23,395
Comtech Telecommunications Corp.	742	7,717
InterDigital Inc./PA	920	64,998

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Ixia[a]	1,476	$17,638
Lumentum Holdings Inc.[a]	1,242	41,731
NETGEAR Inc.[a]	861	43,480
Oclaro Inc.[a]	4,296	31,404
Plantronics Inc.	883	45,660
ShoreTel Inc.[a]	1,707	11,352

		287,375
CONSTRUCTION & ENGINEERING — 0.52%
Aegion Corp.[a]	906	16,770
Comfort Systems USA Inc.	983	28,360
MYR Group Inc.[a]	462	13,786
Tutor Perini Corp.[a,b]	1,105	21,050

		79,966
CONSTRUCTION MATERIALS — 0.15%
U.S. Concrete Inc.[a]	385	19,211
U.S. Lime & Minerals Inc.	62	4,079

		23,290
CONSUMER FINANCE — 0.23%
Green Dot Corp. Class Aa	1,190	26,418
World Acceptance Corp.[a,b]	180	8,554

		34,972
DISTRIBUTORS — 0.31%
Core-Mark Holding Co. Inc.	1,232	43,551
Weyco Group Inc.	151	3,822

		47,373
DIVERSIFIED CONSUMER SERVICES — 0.89%
American Public Education Inc.[a,b]	478	9,632
Apollo Education Group Inc.[a,b]	2,897	25,465
Bridgepoint Education Inc.[a]	720	4,867
Capella Education Co.	308	22,515
Carriage Services Inc.	444	10,496
DeVry Education Group Inc.	1,635	37,115
K12 Inc.[a]	937	10,157
Strayer Education Inc.[a]	278	16,307

		136,554
DIVERSIFIED FINANCIAL SERVICES — 0.14%
FNFV Group[a]	1,800	21,690

		21,690
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.66%
Fairpoint Communications Inc.[a,b]	579	9,032
IDT Corp. Class B	462	8,265
Inteliquent Inc.	889	14,926
Iridium Communications Inc.[a,b]	2,124	17,311
ORBCOMM Inc.[a]	1,661	14,833

Security	Shares	Value
Straight Path Communications Inc. Class Ba,b	209	$5,075
Vonage Holdings Corp.[a]	4,756	32,626

		102,068
ELECTRIC UTILITIES — 0.87%
El Paso Electric Co.	981	45,322
Empire District Electric Co. (The)	1,071	36,660
MGE Energy Inc.	892	52,138

		134,120
ELECTRICAL EQUIPMENT — 0.47%
AZZ Inc.	677	36,050
Babcock & Wilcox Enterprises Inc.[a]	1,229	19,345
Encore Wire Corp.	514	17,553

		72,948
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.10%
AVX Corp.	1,322	18,535
Benchmark Electronics Inc.[a]	1,321	33,223
Coherent Inc.[a]	636	66,220
CTS Corp.	769	13,996
Daktronics Inc.	1,012	8,450
ePlus Inc.[a]	177	16,204
Fabrinet[a]	801	30,406
II-VI Inc.[a]	1,453	40,393
Ingram Micro Inc. Class A	3,907	145,340
Insight Enterprises Inc.[a]	979	28,185
Jabil Circuit Inc.	4,593	98,015
Kimball Electronics Inc.[a]	763	10,606
Littelfuse Inc.	588	82,026
Methode Electronics Inc.	923	28,798
MTS Systems Corp.	430	20,447
Novanta Inc.[a]	863	15,059
OSI Systems Inc.[a]	478	33,522
Park Electrochemical Corp.	521	8,039
PC Connection Inc.	325	7,543
Plexus Corp.[a]	874	40,038
Rofin-Sinar Technologies Inc.[a]	711	23,143
Rogers Corp.[a]	452	24,602
Sanmina Corp.[a]	1,934	53,475
ScanSource Inc.[a]	688	24,080
SYNNEX Corp.	790	81,007
Tech Data Corp.[a]	933	71,860
TTM Technologies Inc.[a,b]	1,701	22,368
Vishay Intertechnology Inc.[b]	3,549	50,041

		1,095,621

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.30%
Atwood Oceanics Inc.[b]	1,803	$13,757
Matrix Service Co.[a]	761	13,470
Natural Gas Services Group Inc.[a]	332	7,204
PHI Inc. NVS[a]	318	4,954
Transocean Partners LLC	558	6,278

		45,663
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.20%
Agree Realty Corp.	680	32,878
Easterly Government Properties Inc.	839	15,916
Four Corners Property Trust Inc.	1,299	26,084
Getty Realty Corp.	710	16,138
National Storage Affiliates Trust	880	17,230
One Liberty Properties Inc.	337	7,940
Select Income REIT	1,666	41,217
Seritage Growth Properties Class Ab	624	28,423

		185,826
FOOD & STAPLES RETAILING — 0.44%
Ingles Markets Inc. Class A	312	12,324
Natural Grocers by Vitamin Cottage Inc.[a,b]	370	4,396
SpartanNash Co.	985	27,580
Village Super Market Inc. Class A	170	5,083
Weis Markets Inc.	321	17,857

		67,240
FOOD PRODUCTS — 1.44%
Cal-Maine Foods Inc.[b]	810	31,306
Calavo Growers Inc.	410	24,252
Farmer Bros. Co.[a,b]	221	7,227
Fresh Del Monte Produce Inc.	872	52,625
John B Sanfilippo & Son Inc.	216	10,947
Landec Corp.[a]	638	8,454
Omega Protein Corp.[a]	506	11,284
Sanderson Farms Inc.	532	47,869
Seaboard Corp.[a]	7	23,695
Seneca Foods Corp. Class Aa	171	5,027

		222,686
GAS UTILITIES — 1.71%
Chesapeake Utilities Corp.	403	25,812
New Jersey Resources Corp.	2,180	74,011
ONE Gas Inc.	1,356	83,096
WGL Holdings Inc.	1,280	80,729

		263,648

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 5.17%
Abaxis Inc.	538	$25,684
ABIOMED Inc.[a]	550	57,744
Align Technology Inc.[a]	1,896	162,904
Analogic Corp.	326	26,683
AngioDynamics Inc.[a]	763	12,162
Anika Therapeutics Inc.[a]	369	16,369
Atrion Corp.	38	16,688
Cantel Medical Corp.	986	70,233
CONMED Corp.	617	24,680
CryoLife Inc.	752	12,784
Exactech Inc.[a]	280	6,762
Globus Medical Inc. Class Aa,b	1,906	42,180
ICU Medical Inc.[a]	402	55,999
Integra LifeSciences Holdings Corp.[a]	787	62,574
Masimo Corp.[a]	1,234	67,870
Meridian Bioscience Inc.	1,103	18,144
Merit Medical Systems Inc.[a]	1,169	25,660
Natus Medical Inc.[a]	872	34,313
OraSure Technologies Inc.[a]	1,479	11,107
Orthofix International NVa	472	17,299
SurModics Inc.[a]	333	8,292
Vascular Solutions Inc.[a]	456	20,794

		796,925
HEALTH CARE PROVIDERS & SERVICES — 5.68%
AAC Holdings Inc.[a,b]	300	4,917
Aceto Corp.	779	14,279
Almost Family Inc.[a,b]	231	9,067
Amedisys Inc.[a]	714	30,888
AMN Healthcare Services Inc.[a]	1,276	41,853
Amsurg Corp.[a,b]	1,439	85,980
Chemed Corp.	444	62,790
CorVel Corp.[a]	287	9,916
Ensign Group Inc. (The)	1,275	23,549
HealthEquity Inc.[a]	914	30,372
LHC Group Inc.[a]	437	14,976
LifePoint Health Inc.[a,b]	1,157	69,246
Magellan Health Inc.[a]	197	10,136
Molina Healthcare Inc.[a,b]	1,060	57,675
National Healthcare Corp.	281	18,181
National Research Corp. Class A	264	4,052
Owens & Minor Inc.	1,669	54,159
PharMerica Corp.[a]	852	20,278
Surgical Care Affiliates Inc.[a]	745	31,879
Triple-S Management Corp. Class Ba	661	13,669

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
U.S. Physical Therapy Inc.	335	$19,061
VCA Inc.[a]	1,918	117,880
WellCare Health Plans Inc.[a]	1,162	131,899

		876,702
HEALTH CARE TECHNOLOGY — 0.61%
HMS Holdings Corp.[a]	2,211	46,586
Omnicell Inc.[a]	952	31,059
Quality Systems Inc.	1,221	15,738

		93,383
HOTELS, RESTAURANTS & LEISURE — 2.03%
BJ’s Restaurants Inc.[a]	531	19,169
Carrols Restaurant Group Inc.[a]	939	11,738
Cheesecake Factory Inc. (The)	1,206	64,147
Cracker Barrel Old Country Store Inc.[b]	485	66,930
Del Frisco’s Restaurant Group Inc.[a]	610	8,723
International Speedway Corp. Class A	672	22,109
Marcus Corp. (The)	447	11,845
Red Robin Gourmet Burgers Inc.[a]	385	17,710
Ruth’s Hospitality Group Inc.	870	13,789
Speedway Motorsports Inc.	323	6,076
Texas Roadhouse Inc.	1,763	71,437

		313,673
HOUSEHOLD DURABLES — 1.43%
Beazer Homes USA Inc.[a]	962	9,841
Cavco Industries Inc.[a]	223	20,605
CSS Industries Inc.	228	5,723
Ethan Allen Interiors Inc.	669	20,539
Helen of Troy Ltd.[a]	696	56,724
La-Z-Boy Inc.	1,268	29,671
LGI Homes Inc.[a,b]	399	11,874
NACCO Industries Inc. Class A	101	7,388
TopBuild Corp.[a]	1,030	31,034
Universal Electronics Inc.[a]	380	26,657

		220,056
HOUSEHOLD PRODUCTS — 0.17%
Central Garden & Pet Co.[a,b]	270	6,566
Central Garden & Pet Co. Class Aa	860	20,073

		26,639
INSURANCE — 8.97%
American Equity Investment Life Holding Co.	2,142	38,406
American National Insurance Co.	211	24,721
AMERISAFE Inc.	511	28,412
AmTrust Financial Services Inc.	2,309	60,935

Security	Shares	Value
Argo Group International Holdings Ltd.	808	$44,925
Aspen Insurance Holdings Ltd.	1,618	78,068
Assured Guaranty Ltd.	3,552	106,169
Baldwin & Lyons Inc. Class B	237	5,830
CNO Financial Group Inc.	4,699	70,861
Employers Holdings Inc.	758	23,763
Endurance Specialty Holdings Ltd.	1,688	155,212
Enstar Group Ltd.[a]	279	47,039
FBL Financial Group Inc. Class A	312	19,750
Federated National Holding Co.	363	6,501
Fidelity & Guaranty Life[b]	318	7,028
Global Indemnity PLC[a]	240	7,210
Hanover Insurance Group Inc. (The)	1,047	79,771
HCI Group Inc.	250	6,778
Heritage Insurance Holdings Inc.	691	8,147
Horace Mann Educators Corp.	1,030	37,028
Infinity Property & Casualty Corp.	290	23,766
James River Group Holdings Ltd.	371	13,964
Maiden Holdings Ltd.	1,559	21,280
MBIA Inc.[a]	3,548	27,320
National General Holdings Corp.	1,515	31,133
National Interstate Corp.	216	6,998
National Western Life Group Inc.	64	13,786
Navigators Group Inc. (The)	332	30,942
ProAssurance Corp.	1,350	71,955
Reinsurance Group of America Inc.	1,621	174,841
Safety Insurance Group Inc.	289	19,565
Selective Insurance Group Inc.	1,354	50,030
State Auto Financial Corp.	424	9,710
State National Companies Inc.	836	8,552
United Insurance Holdings Corp.	463	6,714
Universal Insurance Holdings Inc.	784	16,699

		1,383,809
INTERNET & DIRECT MARKETING RETAIL — 0.47%
1-800-Flowers.com Inc. Class Aa	638	6,093
Blue Nile Inc.	301	10,514
Duluth Holdings Inc.[a,b]	554	15,041
NutriSystem Inc.	780	24,726
Overstock.com Inc.[a]	416	6,094
PetMed Express Inc.	531	10,551

		73,019
INTERNET SOFTWARE & SERVICES — 0.64%
Alarm.com Holdings Inc.[a]	301	8,783
DHI Group Inc.[a]	1,261	7,188
NIC Inc.	930	21,343

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
RetailMeNot Inc.[a]	841	$7,611
Stamps.com Inc.[a,b]	436	42,532
XO Group Inc.[a]	582	10,709

		98,166
IT SERVICES — 4.41%
Blackhawk Network Holdings Inc.[a]	1,435	49,436
CACI International Inc. Class Aa	647	63,309
Cass Information Systems Inc.	301	16,212
Computer Sciences Corp.	3,661	199,341
Convergys Corp.	2,573	75,131
CSG Systems International Inc.	874	33,238
DST Systems Inc.	812	78,082
ExlService Holdings Inc.[a]	890	39,187
Forrester Research Inc.	255	9,499
Hackett Group Inc. (The)	652	10,510
Lionbridge Technologies Inc.[a]	1,486	7,177
ManTech International Corp./VA Class A	658	25,550
Net 1 UEPS Technologies Inc.[a,b]	1,373	14,101
Perficient Inc.[a]	972	18,089
Sykes Enterprises Inc.[a]	1,050	28,077
TeleTech Holdings Inc.	487	13,685

		680,624
LEISURE PRODUCTS — 0.93%
Nautilus Inc.[a]	777	13,675
Smith & Wesson Holding Corp.[a,b]	1,470	38,852
Sturm Ruger & Co. Inc.	509	31,304
Vista Outdoor Inc.[a]	1,524	58,933

		142,764
LIFE SCIENCES TOOLS & SERVICES — 2.37%
Albany Molecular Research Inc.[a,b]	709	11,053
Bio-Techne Corp.	886	92,135
Bruker Corp.	2,978	61,019
Cambrex Corp.[a]	851	34,295
Luminex Corp.[a]	1,021	21,268
NeoGenomics Inc.[a]	1,989	16,032
PAREXEL International Corp.[a]	1,405	81,855
PRA Health Sciences Inc.[a,b]	898	47,792

		365,449
MACHINERY — 1.90%
Alamo Group Inc.	254	16,490
Astec Industries Inc.	484	26,794
Briggs & Stratton Corp.	1,139	21,208
Douglas Dynamics Inc.	595	19,099

Security	Shares	Value
ESCO Technologies Inc.	676	$30,116
Greenbrier Companies Inc. (The)	756	23,814
Hyster-Yale Materials Handling Inc.	233	13,563
John Bean Technologies Corp.	763	60,926
Kadant Inc.	282	14,565
Lydall Inc.[a]	449	20,991
Standex International Corp.	334	25,518
Wabash National Corp.[a,b]	1,714	19,282

		292,366
MARINE — 0.07%
Matson Inc.	286	11,423

		11,423
MEDIA — 0.49%
Entercom Communications Corp. Class A	648	8,553
Gannett Co. Inc.	2,984	23,186
New Media Investment Group Inc.	1,182	17,021
Scholastic Corp.	697	26,660

		75,420
METALS & MINING — 1.57%
Materion Corp.	523	15,847
McEwen Mining Inc.	5,868	19,071
Reliance Steel & Aluminum Co.	1,905	131,026
Schnitzer Steel Industries Inc. Class A	770	18,595
Worthington Industries Inc.	1,240	58,280

		242,819
MORTGAGE REAL ESTATE INVESTMENT — 1.01%
Anworth Mortgage Asset Corp.	2,394	11,755
Apollo Commercial Real Estate Finance Inc.	1,549	26,209
Chimera Investment Corp.	4,176	65,438
New York Mortgage Trust Inc.[b]	2,776	16,406
PennyMac Mortgage Investment Trust[c]	1,729	26,315
Resource Capital Corp.	757	9,379

		155,502
MULTI-UTILITIES — 0.09%
Unitil Corp.	351	14,240

		14,240
MULTILINE RETAIL — 0.60%
Big Lots Inc.	1,338	58,069
Ollie’s Bargain Outlet Holdings Inc.[a,b]	1,259	34,434

		92,503
OIL, GAS & CONSUMABLE FUELS — 0.51%
Renewable Energy Group Inc.[a,b]	1,099	9,616

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
REX American Resources Corp.[a,b]	154	$12,164
World Fuel Services Corp.	1,430	57,558

		79,338
PAPER & FOREST PRODUCTS — 0.86%
Domtar Corp.	1,682	60,468
Mercer International Inc.	1,381	10,910
Neenah Paper Inc.	440	35,156
PH Glatfelter Co.	1,147	25,486

		132,020
PERSONAL PRODUCTS — 0.21%
Medifast Inc.	226	9,280
Natural Health Trends Corp.	183	4,269
USANA Health Sciences Inc.[a]	146	18,761

		32,310
PHARMACEUTICALS — 0.78%
Amphastar Pharmaceuticals Inc.[a,b]	836	15,165
ANI Pharmaceuticals Inc.[a,b]	216	12,895
Horizon Pharma PLC[a]	3,589	60,008
SciClone Pharmaceuticals Inc.[a]	1,263	11,304
Supernus Pharmaceuticals Inc.[a]	1,041	20,612

		119,984
PROFESSIONAL SERVICES — 2.10%
CBIZ Inc.[a]	1,426	15,757
Exponent Inc.	673	38,529
FTI Consulting Inc.[a]	603	23,493
GP Strategies Corp.[a]	362	9,358
Heidrick & Struggles International Inc.	472	8,732
Huron Consulting Group Inc.[a]	579	32,453
ICF International Inc.[a]	484	22,458
Insperity Inc.	393	29,554
Kelly Services Inc. Class A	820	15,359
Kforce Inc.	648	11,243
Korn/Ferry International	1,395	28,444
Mistras Group Inc.[a]	457	9,569
Navigant Consulting Inc.[a]	1,313	30,724
Resources Connection Inc.	986	14,642
RPX Corp.[a]	1,468	14,328
TrueBlue Inc.[a]	1,111	19,442

		324,085
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
RE/MAX Holdings Inc. Class A	446	19,379
RMR Group Inc. (The) Class A	184	6,320

		25,699

Security	Shares	Value
ROAD & RAIL — 0.61%
ArcBest Corp.	721	$14,348
Covenant Transportation Group Inc. Class Aa	310	4,957
Marten Transport Ltd.	647	13,263
Roadrunner Transportation Systems Inc.[a]	1,008	7,661
Saia Inc.[a]	661	23,565
Werner Enterprises Inc.	1,231	29,605

		93,399
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.44%
Advanced Energy Industries Inc.[a]	1,044	49,799
Ambarella Inc.[a]	859	52,717
Brooks Automation Inc.	1,799	23,441
Cabot Microelectronics Corp.	634	35,035
CEVA Inc.[a]	539	16,197
Cirrus Logic Inc.[a]	1,634	88,203
Cohu Inc.	679	7,598
Diodes Inc.[a]	29	600
FormFactor Inc.[a]	1,714	15,383
Integrated Device Technology Inc.[a]	3,353	69,441
IXYS Corp.	616	6,530
Kulicke & Soffa Industries Inc.[a]	1,849	24,481
MaxLinear Inc. Class Aa	1,473	27,560
MKS Instruments Inc.	1,395	70,378
Monolithic Power Systems Inc.	910	71,717
NeoPhotonics Corp.[a,b]	746	10,444
NVE Corp.	132	7,428
Photronics Inc.[a]	1,744	16,917
Rambus Inc.[a,b]	2,892	35,253
Rudolph Technologies Inc.[a,b]	777	14,064
SolarEdge Technologies Inc.[a,b]	682	9,343
Teradyne Inc.	5,343	124,438
Tessera Technologies Inc.	1,289	47,822
Ultratech Inc.[a]	660	14,051

		838,840
SOFTWARE — 2.37%
Ebix Inc.[b]	696	38,976
Ellie Mae Inc.[a]	877	92,865
Gigamon Inc.[a]	736	40,701
Manhattan Associates Inc.[a]	1,904	96,418
Progress Software Corp.[a]	1,202	32,346
QAD Inc. Class A	252	6,061
Rubicon Project Inc. (The)[a]	1,077	8,250

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
TiVo Corp.[a]	1,967	$39,045
VASCO Data Security International Inc.[a,b]	804	11,055

		365,717
SPECIALTY RETAIL — 3.58%
Aaron’s Inc.	1,781	44,009
American Eagle Outfitters Inc.[b]	4,608	78,520
Barnes & Noble Education Inc.[a]	1,165	10,846
Barnes & Noble Inc.	1,714	17,654
Big 5 Sporting Goods Corp.	460	7,130
Buckle Inc. (The)	834	17,389
Caleres Inc.	1,208	30,212
Cato Corp. (The) Class A	730	21,659
Children’s Place Inc. (The)	516	39,190
Citi Trends Inc.	471	9,354
Express Inc.[a]	1,861	22,369
Finish Line Inc. (The) Class A	1,180	23,234
Francesca’s Holdings Corp.[a]	1,151	18,497
Genesco Inc.[a,b]	578	31,097
Guess? Inc.	1,770	23,895
Haverty Furniture Companies Inc.	556	9,869
Hibbett Sports Inc.[a,b]	603	23,427
Kirkland’s Inc.[a]	501	6,117
Murphy USA Inc.[a,b]	1,042	71,669
Shoe Carnival Inc.	448	11,366
Sportsman’s Warehouse Holdings Inc.[a,b]	967	8,896
Stage Stores Inc.	998	5,080
TravelCenters of America LLC[a]	1,091	6,982
Zumiez Inc.[a,b]	589	13,105

		551,566
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.30%
Cray Inc.[a]	1,071	22,277
Super Micro Computer Inc.[a,b]	1,038	24,600

		46,877
TEXTILES, APPAREL & LUXURY GOODS — 0.26%
Iconix Brand Group Inc.[a]	1,273	10,031
Movado Group Inc.	482	10,628
Unifi Inc.[a]	398	11,443
Vera Bradley Inc.[a,b]	646	8,637

		40,739
THRIFTS & MORTGAGE FINANCE — 2.10%
Bank Mutual Corp.	1,130	8,814

Security	Shares	Value
Beneficial Bancorp. Inc.	1,970	$28,565
BofI Holding Inc.[a,b]	1,415	26,361
Federal Agricultural Mortgage Corp. Class C	253	10,330
Flagstar Bancorp. Inc.[a,b]	599	16,431
HomeStreet Inc.[a]	556	15,318
Meridian Bancorp. Inc.	1,378	21,979
Meta Financial Group Inc.	211	15,456
Northfield Bancorp. Inc.	1,072	17,634
Northwest Bancshares Inc.	2,527	39,775
Oritani Financial Corp.	992	15,525
Provident Financial Services Inc.	1,549	35,147
TrustCo Bank Corp. NY	2,528	17,696
United Financial Bancorp. Inc.	1,247	18,343
Waterstone Financial Inc.	617	10,458
WSFS Financial Corp.	744	26,077

		323,909
TOBACCO — 0.21%
Universal Corp./VA	585	31,707

		31,707
TRADING COMPANIES & DISTRIBUTORS — 0.25%
Aircastle Ltd.	1,602	32,921
Titan Machinery Inc.[a]	635	5,899

		38,820
WATER UTILITIES — 0.39%
Connecticut Water Service Inc.	274	14,267
Middlesex Water Co.	426	15,379
SJW Corp.	407	20,647
York Water Co. (The)	305	9,638

		59,931
WIRELESS TELECOMMUNICATION SERVICES — 0.82%
Boingo Wireless Inc.[a]	929	9,030
Shenandoah Telecommunications Co.	1,229	32,446
Spok Holdings Inc.	546	9,855
Telephone & Data Systems Inc.	2,559	66,125
U.S. Cellular Corp.[a]	271	9,498

		126,954

TOTAL COMMON STOCKS (Cost: $14,866,394)		15,403,990

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.13%

MONEY MARKET FUNDS — 6.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	918,567	$918,659
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	26,969	26,969

		945,628

TOTAL SHORT-TERM INVESTMENTS (Cost: $945,541)		945,628

TOTAL INVESTMENTS IN SECURITIES — 105.99% (Cost: $15,811,935)[g]		16,349,618
Other Assets, Less Liabilities — (5.99)%		(923,868)

NET ASSETS — 100.00%		$15,425,750

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $15,857,594. Net unrealized appreciation was $492,024, of which $1,140,288 represented gross unrealized appreciation on securities and $648,264 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	1,615	179	(65)	1,729	$26,315	$813	$(44)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$15,403,990	$—	$—	$15,403,990
Money market funds	945,628	—	—	945,628

Total	$16,349,618	$—	$—	$16,349,618

227

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 3.48%
Lockheed Martin Corp.	112,611	$27,745,098
Northrop Grumman Corp.	87,845	20,116,505
Raytheon Co.	114,631	15,659,741

		63,521,344
BANKS — 0.21%
First Republic Bank/CA	51,574	3,838,653

		3,838,653
BEVERAGES — 1.54%
Constellation Brands Inc. Class A	88,586	14,804,492
Dr Pepper Snapple Group Inc.	65,612	5,760,077
Molson Coors Brewing Co. Class B	73,407	7,620,381

		28,184,950
BUILDING PRODUCTS — 0.20%
Masco Corp.	120,998	3,736,418

		3,736,418
CAPITAL MARKETS — 0.34%
MSCI Inc.	40,421	3,241,360
Nasdaq Inc.	46,371	2,966,353

		6,207,713
CHEMICALS — 0.43%
Albemarle Corp.	41,743	3,487,628
Valspar Corp. (The)	44,450	4,427,220

		7,914,848
COMMERCIAL SERVICES & SUPPLIES — 1.50%
Republic Services Inc.	101,879	5,361,892
Waste Connections Inc.	117,756	8,856,429
Waste Management Inc.	200,085	13,137,581

		27,355,902
COMMUNICATIONS EQUIPMENT — 0.24%
Motorola Solutions Inc.	61,687	4,477,242

		4,477,242
CONSTRUCTION MATERIALS — 0.53%
Martin Marietta Materials Inc.	18,703	3,467,162
Vulcan Materials Co.	55,011	6,227,245

		9,694,407
CONTAINERS & PACKAGING — 0.17%
Avery Dennison Corp.	43,568	3,040,611

		3,040,611

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.69%
AT&T Inc.	2,327,602	$85,632,478

		85,632,478
ELECTRIC UTILITIES — 6.84%
Alliant Energy Corp.	115,191	4,383,018
American Electric Power Co. Inc.	190,192	12,332,049
Edison International	151,830	11,156,469
Eversource Energy	128,739	7,088,369
Exelon Corp.	375,199	12,783,030
NextEra Energy Inc.	212,891	27,250,048
Pinnacle West Capital Corp.	50,794	3,866,947
PPL Corp.	274,023	9,409,950
Southern Co. (The)	402,769	20,770,797
Westar Energy Inc.	103,724	5,945,460
Xcel Energy Inc.	240,022	9,972,914

		124,959,051
ELECTRICAL EQUIPMENT — 0.23%
Acuity Brands Inc.	18,924	4,230,839

		4,230,839
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.71%
Digital Realty Trust Inc.	81,717	7,634,819
Equinix Inc.	28,514	10,187,482
Extra Space Storage Inc.	51,597	3,774,321
Mid-America Apartment Communities Inc.[a]	35,774	3,318,038
Public Storage	67,832	14,497,055
Realty Income Corp.[a]	126,130	7,471,941
Regency Centers Corp.	36,310	2,616,862

		49,500,518
FOOD & STAPLES RETAILING — 0.69%
Sysco Corp.	261,831	12,599,308

		12,599,308
FOOD PRODUCTS — 3.86%
Campbell Soup Co.	129,293	7,025,782
ConAgra Foods Inc.	169,423	8,162,800
General Mills Inc.	203,029	12,583,737
Hormel Foods Corp.	176,547	6,797,059
Ingredion Inc.	43,193	5,665,626
Kellogg Co.	124,925	9,385,615
McCormick & Co. Inc./MD	55,318	5,303,337
Tyson Foods Inc. Class A	220,781	15,642,334

		70,566,290

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

October 31, 2016

Security	Shares	Value
GAS UTILITIES — 0.40%
Atmos Energy Corp.	58,468	$4,349,435
UGI Corp.	65,928	3,051,807

		7,401,242
HEALTH CARE EQUIPMENT & SUPPLIES — 6.16%
Baxter International Inc.	234,620	11,165,566
Becton Dickinson and Co.	90,456	15,188,467
Boston Scientific Corp.[b]	572,144	12,587,168
CR Bard Inc.	36,561	7,922,037
Danaher Corp.	225,287	17,696,294
Edwards Lifesciences Corp.[b]	145,150	13,821,183
IDEXX Laboratories Inc.[b]	46,363	4,967,332
Intuitive Surgical Inc.[b]	17,063	11,467,701
Stryker Corp.	154,234	17,790,892

		112,606,640
HEALTH CARE PROVIDERS & SERVICES — 3.36%
Henry Schein Inc.[b]	40,428	6,031,858
UnitedHealth Group Inc.	392,179	55,426,658

		61,458,516
HOTELS, RESTAURANTS & LEISURE — 3.37%
McDonald’s Corp.	547,611	61,644,570

		61,644,570
HOUSEHOLD DURABLES — 0.55%
Leggett & Platt Inc.	50,797	2,330,566
Newell Brands Inc.	160,282	7,696,742

		10,027,308
HOUSEHOLD PRODUCTS — 0.61%
Church & Dwight Co. Inc.	105,942	5,112,761
Clorox Co. (The)	49,674	5,961,873

		11,074,634
INDUSTRIAL CONGLOMERATES — 1.64%
Honeywell International Inc.	272,675	29,906,994

		29,906,994
INSURANCE — 2.56%
Aon PLC	98,740	10,943,354
Assurant Inc.	26,652	2,146,019
Cincinnati Financial Corp.	86,188	6,100,387
Markel Corp.[b]	5,790	5,080,320
Marsh & McLennan Companies Inc.	235,352	14,918,963
Progressive Corp. (The)	190,979	6,017,748
WR Berkley Corp.	28,774	1,642,995

		46,849,786

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 5.56%
Amazon.com Inc.[b]	128,534	$101,518,724

		101,518,724
INTERNET SOFTWARE & SERVICES — 11.25%
Alphabet Inc. Class Ab	60,433	48,944,687
Alphabet Inc. Class Cb	66,039	51,810,237
Facebook Inc. Class Ab	772,684	101,213,877
VeriSign Inc.[a,b]	42,116	3,538,586

		205,507,387
IT SERVICES — 4.91%
Accenture PLC Class A	227,495	26,444,019
Fiserv Inc.[b]	83,229	8,196,392
Global Payments Inc.	69,296	5,025,346
Total System Services Inc.	53,640	2,675,563
Vantiv Inc. Class Ab	72,897	4,254,269
Visa Inc. Class A	521,798	43,053,553

		89,649,142
LEISURE PRODUCTS — 0.42%
Hasbro Inc.	41,395	3,452,757
Mattel Inc.	134,029	4,225,934

		7,678,691
LIFE SCIENCES TOOLS & SERVICES — 1.46%
Mettler-Toledo International Inc.[b]	11,106	4,487,712
Thermo Fisher Scientific Inc.	151,283	22,243,140

		26,730,852
MACHINERY — 1.29%
Fortive Corp.	112,463	5,741,236
Illinois Tool Works Inc.	130,379	14,807,143
Xylem Inc./NY	64,168	3,101,240

		23,649,619
MEDIA — 1.83%
Charter Communications Inc. Class Ab	106,109	26,515,578
Omnicom Group Inc.	86,082	6,871,065

		33,386,643
METALS & MINING — 0.68%
Newmont Mining Corp.	333,217	12,342,358

		12,342,358
MULTI-UTILITIES — 2.48%
Ameren Corp.	93,864	4,688,507
CMS Energy Corp.	124,760	5,258,634
Consolidated Edison Inc.	148,369	11,209,278
DTE Energy Co.	64,459	6,188,709

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

October 31, 2016

Security	Shares	Value
NiSource Inc.	172,755	$4,018,281
SCANA Corp.	75,347	5,527,456
WEC Energy Group Inc.	141,678	8,461,010

		45,351,875
MULTILINE RETAIL — 0.81%
Dollar General Corp.	116,508	8,049,538
Dollar Tree Inc.[b]	89,981	6,798,064

		14,847,602
PERSONAL PRODUCTS — 0.51%
Estee Lauder Companies Inc. (The) Class A	107,269	9,346,348

		9,346,348
PHARMACEUTICALS — 5.02%
Johnson & Johnson	791,436	91,798,662

		91,798,662
PROFESSIONAL SERVICES — 0.73%
Equifax Inc.	57,633	7,144,763
Nielsen Holdings PLC	137,069	6,170,846

		13,315,609
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.50%
Broadcom Ltd.	143,191	24,382,564
NVIDIA Corp.	298,733	21,257,840

		45,640,404
SOFTWARE — 1.75%
Activision Blizzard Inc.	227,254	9,810,555
Adobe Systems Inc.[b]	172,680	18,564,827
Citrix Systems Inc.[b]	41,873	3,550,830

		31,926,212
SPECIALTY RETAIL — 3.93%
Home Depot Inc. (The)	539,286	65,798,285
Ulta Salon Cosmetics & Fragrance Inc.[b]	24,977	6,077,903

		71,876,188
TEXTILES, APPAREL & LUXURY GOODS — 0.22%
Coach Inc.	112,091	4,022,946

		4,022,946
TOBACCO — 7.50%
Altria Group Inc.	800,728	52,944,135
Philip Morris International Inc.	664,001	64,036,257
Reynolds American Inc.	364,927	20,100,179

		137,080,571

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.24%
Fastenal Co.	112,504	$4,385,406

		4,385,406
WATER UTILITIES — 0.53%
American Water Works Co. Inc.	130,557	9,666,440

		9,666,440

TOTAL COMMON STOCKS (Cost: $1,731,219,322)		1,826,151,941

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	5,952,948	5,953,543
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	3,833,232	3,833,232

		9,786,775

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,786,183)		9,786,775

TOTAL INVESTMENTS IN SECURITIES — 100.46% (Cost: $1,741,005,505)[f]		1,835,938,716
Other Assets, Less Liabilities — (0.46)%		(8,441,121)

NET ASSETS — 100.00%		$1,827,497,595

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,742,289,698. Net unrealized appreciation was $93,649,018, of which $127,979,155 represented gross unrealized appreciation on securities and $34,330,137 represented gross unrealized depreciation on securities.

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,826,151,941	$—	$—	$1,826,151,941
Money market funds	9,786,775	—	—	9,786,775

Total	$1,835,938,716	$—	$—	$1,835,938,716

231

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 4.53%
Boeing Co. (The)	599,794	$85,428,659
General Dynamics Corp.	159,448	24,035,192
Northrop Grumman Corp.	104,537	23,938,973
Rockwell Collins Inc.	79,903	6,737,421

		140,140,245
AIR FREIGHT & LOGISTICS — 0.46%
CH Robinson Worldwide Inc.	113,092	7,703,827
Expeditors International of Washington Inc.	128,244	6,600,719

		14,304,546
AIRLINES — 0.13%
Southwest Airlines Co.	100,169	4,011,769

		4,011,769
AUTO COMPONENTS — 0.32%
Delphi Automotive PLC	150,517	9,794,141

		9,794,141
BEVERAGES — 5.99%
Brown-Forman Corp. Class B	370,678	17,114,203
Dr Pepper Snapple Group Inc.	171,255	15,034,477
PepsiCo Inc.	1,427,962	153,077,526

		185,226,206
BIOTECHNOLOGY — 4.73%
Biogen Inc.[a]	185,602	52,001,968
Gilead Sciences Inc.	1,210,391	89,121,089
United Therapeutics Corp.[a]	42,510	5,104,176

		146,227,233
CAPITAL MARKETS — 4.54%
Affiliated Managers Group Inc.[a]	39,681	5,264,081
Ameriprise Financial Inc.	109,023	9,636,543
BlackRock Inc.[b]	97,753	33,357,234
Charles Schwab Corp. (The)	928,184	29,423,433
Eaton Vance Corp. NVS	111,703	3,916,307
Franklin Resources Inc.	323,740	10,897,088
Invesco Ltd.	265,469	7,457,024
Nasdaq Inc.	81,038	5,184,001
Raymond James Financial Inc.	91,979	5,529,778
SEI Investments Co.	139,250	6,172,953
T Rowe Price Group Inc.	253,427	16,221,862
TD Ameritrade Holding Corp.	218,628	7,479,264

		140,539,568

Security	Shares	Value
CHEMICALS — 2.70%
International Flavors & Fragrances Inc.	41,014	$5,363,811
LyondellBasell Industries NV Class A	286,958	22,827,509
Monsanto Co.	260,281	26,228,516
PPG Industries Inc.	136,819	12,741,953
Sherwin-Williams Co. (The)	51,936	12,717,049
Valspar Corp. (The)	36,166	3,602,134

		83,480,972
COMMUNICATIONS EQUIPMENT — 0.15%
F5 Networks Inc.[a]	34,023	4,702,319

		4,702,319
CONTAINERS & PACKAGING — 0.10%
Avery Dennison Corp.	42,710	2,980,731

		2,980,731
DISTRIBUTORS — 0.20%
Genuine Parts Co.	70,095	6,349,906

		6,349,906
DIVERSIFIED FINANCIAL SERVICES — 3.96%
Berkshire Hathaway Inc. Class Ba	850,254	122,691,652

		122,691,652
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.54%
AT&T Inc.	1,999,338	73,555,645
CenturyLink Inc.	184,350	4,900,023

		78,455,668
ELECTRIC UTILITIES — 0.88%
Pinnacle West Capital Corp.	357,048	27,182,064

		27,182,064
ELECTRICAL EQUIPMENT — 1.02%
Emerson Electric Co.	395,416	20,039,683
Rockwell Automation Inc.	96,064	11,500,782

		31,540,465
ENERGY EQUIPMENT & SERVICES — 1.38%
FMC Technologies Inc.[a]	82,859	2,673,860
Helmerich & Payne Inc.	33,890	2,138,798
National Oilwell Varco Inc.	113,909	3,656,479
Schlumberger Ltd.	436,155	34,120,405

		42,589,542
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.97%
Public Storage	140,678	30,065,702

		30,065,702

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

October 31, 2016

Security	Shares	Value
FOOD & STAPLES RETAILING — 2.10%
Costco Wholesale Corp.	383,691	$56,736,388
Whole Foods Market Inc.	293,079	8,291,205

		65,027,593
FOOD PRODUCTS — 1.35%
Campbell Soup Co.	174,735	9,495,100
Hershey Co. (The)	204,161	20,918,336
Hormel Foods Corp.	298,850	11,505,725

		41,919,161
HEALTH CARE EQUIPMENT & SUPPLIES — 0.88%
Edwards Lifesciences Corp.[a]	149,134	14,200,539
ResMed Inc.	105,936	6,331,795
Varian Medical Systems Inc.[a]	72,820	6,606,959

		27,139,293
HEALTH CARE PROVIDERS & SERVICES — 0.26%
Henry Schein Inc.[a]	53,702	8,012,338

		8,012,338
HEALTH CARE TECHNOLOGY — 0.35%
Cerner Corp.[a,c]	182,891	10,713,755

		10,713,755
HOTELS, RESTAURANTS & LEISURE — 3.26%
Chipotle Mexican Grill Inc.[a,c]	14,098	5,085,995
McDonald’s Corp.	387,178	43,584,627
Starbucks Corp.	981,737	52,100,783

		100,771,405
INDUSTRIAL CONGLOMERATES — 2.50%
3M Co.	468,709	77,477,598

		77,477,598
INSURANCE — 6.20%
Aflac Inc.	319,356	21,994,048
Aon PLC	207,216	22,965,749
Arch Capital Group Ltd.[a]	87,236	6,801,791
Axis Capital Holdings Ltd.	61,652	3,512,315
Chubb Ltd.	309,919	39,359,713
Lincoln National Corp.	159,587	7,834,126
Marsh & McLennan Companies Inc.	460,602	29,197,561
Principal Financial Group Inc.	222,987	12,175,090
Progressive Corp. (The)	468,064	14,748,697
Torchmark Corp.	90,610	5,745,580
Travelers Companies Inc. (The)	218,269	23,612,340
WR Berkley Corp.	68,174	3,892,735

		191,839,745

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 1.08%
Priceline Group Inc. (The)[a]	22,747	$33,534,310

		33,534,310
IT SERVICES — 10.15%
Accenture PLC Class A	468,444	54,451,931
Automatic Data Processing Inc.	251,913	21,931,546
Broadridge Financial Solutions Inc.	53,153	3,436,873
International Business Machines Corp.	438,205	67,347,726
MasterCard Inc. Class A	727,666	77,874,815
Paychex Inc.	197,680	10,911,936
Visa Inc. Class A	884,958	73,017,885
Western Union Co. (The)	248,265	4,982,678

		313,955,390
LEISURE PRODUCTS — 0.10%
Polaris Industries Inc.[c]	40,068	3,069,610

		3,069,610
LIFE SCIENCES TOOLS & SERVICES — 0.68%
Mettler-Toledo International Inc.[a,c]	34,329	13,871,662
Waters Corp.[a]	50,597	7,040,067

		20,911,729
MACHINERY — 0.11%
WABCO Holdings Inc.[a]	34,503	3,397,165

		3,397,165
MEDIA — 0.28%
Omnicom Group Inc.	109,437	8,735,261

		8,735,261
MULTI-UTILITIES — 2.38%
Public Service Enterprise Group Inc.	1,751,870	73,718,690

		73,718,690
MULTILINE RETAIL — 0.10%
Nordstrom Inc.	60,133	3,126,916

		3,126,916
OIL, GAS & CONSUMABLE FUELS — 5.58%
Chevron Corp.	543,126	56,892,448
Exxon Mobil Corp.	934,717	77,880,620
HollyFrontier Corp.	49,748	1,241,213
Marathon Petroleum Corp.	182,643	7,961,408
Phillips 66	177,477	14,402,259
Tesoro Corp.	43,598	3,704,522

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

October 31, 2016

Security	Shares	Value
Valero Energy Corp.	177,236	$10,499,461

		172,581,931
PERSONAL PRODUCTS — 0.82%
Estee Lauder Companies Inc. (The) Class A	290,301	25,293,926

		25,293,926
PHARMACEUTICALS — 7.38%
Eli Lilly & Co.	595,329	43,959,093
Johnson & Johnson	1,589,347	184,348,359

		228,307,452
PROFESSIONAL SERVICES — 0.14%
Robert Half International Inc.	116,389	4,355,276

		4,355,276
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Jones Lang LaSalle Inc.	38,512	3,729,887

		3,729,887
ROAD & RAIL — 0.16%
JB Hunt Transport Services Inc.	60,157	4,909,413

		4,909,413
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.53%
Linear Technology Corp.	121,286	7,284,437
Skyworks Solutions Inc.	89,833	6,911,751
Texas Instruments Inc.	466,200	33,030,270

		47,226,458
SOFTWARE — 5.52%
CDK Global Inc.	59,879	3,269,992
Intuit Inc.	186,810	20,313,719
Microsoft Corp.	2,458,177	147,293,966

		170,877,677
SPECIALTY RETAIL — 5.21%
Bed Bath & Beyond Inc.	79,364	3,207,893
Dick’s Sporting Goods Inc.	40,169	2,235,405
Foot Locker Inc.	63,225	4,221,533
Gap Inc. (The)	120,499	3,324,567
Home Depot Inc. (The)	557,835	68,061,448
O’Reilly Automotive Inc.[a]	61,740	16,326,526
Ross Stores Inc.	266,680	16,678,167
TJX Companies Inc. (The)	483,809	35,680,914
Tractor Supply Co.	73,351	4,593,973
Ulta Salon Cosmetics & Fragrance Inc.[a]	28,843	7,018,656

		161,349,082

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.79%
Apple Inc.	1,305,269	$148,200,242

		148,200,242
TEXTILES, APPAREL & LUXURY GOODS — 1.77%
lululemon athletica Inc.[a]	54,962	3,146,574
Michael Kors Holdings Ltd.[a]	108,320	5,500,490
NIKE Inc. Class B	749,838	37,626,871
VF Corp.	159,642	8,654,193

		54,928,128
TRADING COMPANIES & DISTRIBUTORS — 0.51%
Fastenal Co.	211,655	8,250,312
WW Grainger Inc.	36,956	7,691,283

		15,941,595

TOTAL COMMON STOCKS (Cost: $3,061,496,934)		3,091,333,755

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	13,269,435	13,270,762
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	5,474,538	5,474,538

		18,745,300

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,744,266)		18,745,300

TOTAL INVESTMENTS IN SECURITIES — 100.52% (Cost: $3,080,241,200)[g]		3,110,079,055
Other Assets, Less Liabilities — (0.52)%		(16,018,707)

NET ASSETS — 100.00%		$3,094,060,348

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
c	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,095,107,977. Net unrealized appreciation was $14,971,078, of which $118,298,158 represented gross unrealized appreciation on securities and $103,327,080 represented gross unrealized depreciation on securities.

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

October 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	81,819	21,908	(5,974)	97,753	$33,357,234	$186,889	$317,649

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,091,333,755	$—	$—	$3,091,333,755
Money market funds	18,745,300	—	—	18,745,300

Total	$3,110,079,055	$—	$—	$3,110,079,055

235

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 2.29%
Alcoa Inc.	4,087	$117,379
B/E Aerospace Inc.	4,492	267,364
Boeing Co. (The)	2,048	291,697
General Dynamics Corp.	3,194	481,463
L-3 Communications Holdings Inc.	2,577	352,894
Lockheed Martin Corp.	2,194	540,558
Northrop Grumman Corp.	2,125	486,625
Raytheon Co.	2,956	403,819
Rockwell Collins Inc.	4,425	373,116
Textron Inc.	5,054	202,564
TransDigm Group Inc.	1,423	387,711
United Technologies Corp.	3,854	393,879

		4,299,069
AIR FREIGHT & LOGISTICS — 0.92%
CH Robinson Worldwide Inc.	4,874	332,017
Expeditors International of Washington Inc.	8,328	428,642
FedEx Corp.	1,744	304,014
United Parcel Service Inc. Class B	6,038	650,655

		1,715,328
AIRLINES — 0.28%
American Airlines Group Inc.	2,627	106,656
Delta Air Lines Inc.	3,367	140,640
Southwest Airlines Co.	3,903	156,315
United Continental Holdings Inc.[a]	1,997	112,291

		515,902
AUTO COMPONENTS — 0.56%
Adient PLC[a]	1	27
Autoliv Inc.	2,337	226,175
BorgWarner Inc.	5,337	191,278
Delphi Automotive PLC	3,274	213,039
Goodyear Tire & Rubber Co. (The)	4,951	143,728
Lear Corp.	2,258	277,237

		1,051,484
AUTOMOBILES — 0.43%
Ford Motor Co.	20,345	238,850
General Motors Co.	6,939	219,273
Harley-Davidson Inc.	4,756	271,187
Tesla Motors Inc.[a,b]	364	71,974

		801,284
BANKS — 3.89%
Bank of America Corp.	15,106	249,249

Security	Shares	Value
BB&T Corp.	12,375	$485,100
CIT Group Inc.	7,240	263,029
Citigroup Inc.	5,342	262,559
Citizens Financial Group Inc.	10,538	277,571
Comerica Inc.	4,779	248,938
Fifth Third Bancorp.	15,394	334,973
First Republic Bank/CA	4,015	298,836
Huntington Bancshares Inc./OH	50,226	532,396
JPMorgan Chase & Co.	5,523	382,523
KeyCorp	39,481	557,472
M&T Bank Corp.	3,866	474,474
People’s United Financial Inc.	34,785	564,908
PNC Financial Services Group Inc. (The)[c]	5,195	496,642
Regions Financial Corp.	23,153	247,969
Signature Bank/New York NYa	1,946	234,610
SunTrust Banks Inc.	6,585	297,840
U.S. Bancorp.	12,171	544,774
Wells Fargo & Co.	11,797	542,780

		7,296,643
BEVERAGES — 1.59%
Brown-Forman Corp. Class B	9,050	417,839
Coca-Cola Co. (The)	13,965	592,116
Constellation Brands Inc. Class A	1,881	314,353
Dr Pepper Snapple Group Inc.	5,385	472,749
Molson Coors Brewing Co. Class B	2,443	253,608
Monster Beverage Corp.[a]	669	96,563
PepsiCo Inc.	7,731	828,763

		2,975,991
BIOTECHNOLOGY — 0.77%
AbbVie Inc.	2,795	155,905
Alexion Pharmaceuticals Inc.[a]	764	99,702
Alkermes PLC[a]	1,750	88,218
Alnylam Pharmaceuticals Inc.[a,b]	766	27,270
Amgen Inc.	1,674	236,302
Biogen Inc.[a]	467	130,844
BioMarin Pharmaceutical Inc.[a]	1,074	86,478
Celgene Corp.[a]	1,500	153,270
Gilead Sciences Inc.	2,018	148,585
Incyte Corp.[a]	691	60,096
Regeneron Pharmaceuticals Inc.[a]	305	105,231
United Therapeutics Corp.[a,b]	814	97,737
Vertex Pharmaceuticals Inc.[a]	825	62,585

		1,452,223
BUILDING PRODUCTS — 0.67%
AO Smith Corp.	6,980	315,287

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
Fortune Brands Home & Security Inc.	3,848	$210,216
Johnson Controls International PLC	12,736	513,516
Masco Corp.	6,806	210,169

		1,249,188
CAPITAL MARKETS — 3.44%
Affiliated Managers Group Inc.[a]	1,127	149,508
Ameriprise Financial Inc.	2,649	234,145
Bank of New York Mellon Corp. (The)	8,570	370,824
BlackRock Inc.[c]	798	272,310
Charles Schwab Corp. (The)	6,084	192,863
CME Group Inc.	3,289	329,229
E*TRADE Financial Corp.[a]	5,102	143,672
Eaton Vance Corp. NVS	5,884	206,293
Franklin Resources Inc.	7,001	235,654
Goldman Sachs Group Inc. (The)	2,056	366,461
Intercontinental Exchange Inc.	1,115	301,485
Invesco Ltd.	8,928	250,788
Moody’s Corp.	2,767	278,139
Morgan Stanley	7,453	250,197
MSCI Inc.	4,301	344,897
Nasdaq Inc.	5,637	360,599
Northern Trust Corp.	4,706	340,808
Raymond James Financial Inc.	5,032	302,524
S&P Global Inc.	2,757	335,940
SEI Investments Co.	5,810	257,557
State Street Corp.	4,537	318,543
T Rowe Price Group Inc.	5,637	360,824
TD Ameritrade Holding Corp.	6,860	234,681

		6,437,941
CHEMICALS — 3.05%
Air Products & Chemicals Inc.	2,177	290,455
Albemarle Corp.	2,033	169,857
Ashland Global Holdings Inc.	3,988	445,579
Axalta Coating Systems Ltd.[a]	6,911	173,604
Celanese Corp. Series A	3,410	248,657
CF Industries Holdings Inc.	4,674	112,223
Dow Chemical Co. (The)	4,546	244,620
Eastman Chemical Co.	3,219	231,478
Ecolab Inc.	4,226	482,483
EI du Pont de Nemours & Co.	3,773	259,545
FMC Corp.	4,857	227,745

Security	Shares	Value
International Flavors & Fragrances Inc.	3,524	$460,869
LyondellBasell Industries NV Class A	2,062	164,032
Monsanto Co.	3,364	338,990
Mosaic Co. (The)	5,714	134,451
PPG Industries Inc.	3,471	323,254
Praxair Inc.	5,257	615,385
Sherwin-Williams Co. (The)	1,236	302,647
Valspar Corp. (The)	2,400	239,040
WR Grace & Co.	3,666	245,475

		5,710,389
COMMERCIAL SERVICES & SUPPLIES — 1.68%
Cintas Corp.	6,230	664,554
Republic Services Inc.	16,286	857,132
Stericycle Inc.[a]	2,831	226,735
Waste Connections Inc.	9,215	693,060
Waste Management Inc.	10,653	699,476

		3,140,957
COMMUNICATIONS EQUIPMENT — 0.81%
Cisco Systems Inc.	10,236	314,040
F5 Networks Inc.[a]	1,580	218,372
Harris Corp.	3,883	346,402
Juniper Networks Inc.	7,562	199,183
Motorola Solutions Inc.	4,536	329,223
Palo Alto Networks Inc.[a,b]	678	104,297

		1,511,517
CONSTRUCTION & ENGINEERING — 0.23%
Fluor Corp.	4,405	229,016
Jacobs Engineering Group Inc.[a]	4,099	211,426

		440,442
CONSTRUCTION MATERIALS — 0.23%
Martin Marietta Materials Inc.	865	160,354
Vulcan Materials Co.	2,411	272,925

		433,279
CONSUMER FINANCE — 0.86%
Ally Financial Inc.	14,480	261,653
American Express Co.	4,991	331,502
Capital One Financial Corp.	3,867	286,313
Discover Financial Services	6,181	348,176
Navient Corp.	12,556	160,466
Synchrony Financial	7,999	228,691

		1,616,801

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
CONTAINERS & PACKAGING — 1.21%
Avery Dennison Corp.	5,157	$359,907
Ball Corp.	6,718	517,756
Crown Holdings Inc.[a]	6,267	339,985
International Paper Co.	8,424	379,333
Packaging Corp. of America	3,012	248,490
Sealed Air Corp.	4,641	211,769
WestRock Co.	4,528	209,148

		2,266,388
DISTRIBUTORS — 0.32%
Genuine Parts Co.	4,392	397,871
LKQ Corp.[a]	6,388	206,205

		604,076
DIVERSIFIED CONSUMER SERVICES — 0.11%
H&R Block Inc.	8,623	198,070

		198,070
DIVERSIFIED FINANCIAL SERVICES — 0.66%
Berkshire Hathaway Inc. Class Ba,b	5,251	757,719
Leucadia National Corp.	14,422	269,259
Voya Financial Inc.	6,645	203,005

		1,229,983
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.08%
AT&T Inc.	16,945	623,407
CenturyLink Inc.	9,333	248,071
Frontier Communications Corp.	22,960	92,299
Level 3 Communications Inc.[a]	3,559	199,838
SBA Communications Corp. Class Aa	2,991	338,820
Verizon Communications Inc.	10,985	528,379

		2,030,814
ELECTRIC UTILITIES — 4.14%
Alliant Energy Corp.	13,251	504,201
American Electric Power Co. Inc.	7,424	481,372
Duke Energy Corp.	7,349	588,067
Edison International	6,649	488,568
Entergy Corp.	6,516	480,099
Eversource Energy	8,803	484,693
Exelon Corp.	8,052	274,332
FirstEnergy Corp.	9,422	323,080
NextEra Energy Inc.	4,324	553,472
OGE Energy Corp.	12,371	383,996
PG&E Corp.	7,727	480,001
Pinnacle West Capital Corp.	6,343	482,893
PPL Corp.	11,980	411,393

Security	Shares	Value
Southern Co. (The)	14,265	$735,646
Westar Energy Inc.	7,947	455,522
Xcel Energy Inc.	14,985	622,627

		7,749,962
ELECTRICAL EQUIPMENT — 0.82%
Acuity Brands Inc.	609	136,154
AMETEK Inc.	7,399	326,296
Eaton Corp. PLC	3,650	232,760
Emerson Electric Co.	6,243	316,395
Rockwell Automation Inc.	2,466	295,230
Sensata Technologies Holding NVa	6,414	229,172

		1,536,007
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.20%
Amphenol Corp. Class A	6,070	400,195
Arrow Electronics Inc.[a]	3,600	220,032
Avnet Inc.	6,692	280,730
CDW Corp./DE	2,813	126,332
Corning Inc.	11,893	270,090
Flex Ltd.[a]	16,725	237,328
FLIR Systems Inc.	6,809	224,152
TE Connectivity Ltd.	5,559	349,494
Trimble Inc.[a]	5,214	144,115

		2,252,468
ENERGY EQUIPMENT & SERVICES — 0.64%
Baker Hughes Inc.	3,338	184,925
Core Laboratories NV	990	96,000
FMC Technologies Inc.[a]	4,857	156,735
Halliburton Co.	4,057	186,622
Helmerich & Payne Inc.	1,599	100,913
National Oilwell Varco Inc.	4,621	148,334
Schlumberger Ltd.	3,368	263,479
Weatherford International PLC[a]	11,275	54,346

		1,191,354
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.38%
Alexandria Real Estate Equities Inc.	4,043	435,876
American Tower Corp.	3,875	454,111
AvalonBay Communities Inc.	2,744	469,718
Boston Properties Inc.	3,595	433,126
Brixmor Property Group Inc.	14,089	358,142
Camden Property Trust	4,679	381,058
Crown Castle International Corp.[b]	5,103	464,322

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
Digital Realty Trust Inc.	2,674	$249,832
Duke Realty Corp.	13,728	358,987
Equinix Inc.[b]	708	252,954
Equity Residential	6,412	395,941
Essex Property Trust Inc.	1,812	387,931
Extra Space Storage Inc.	3,527	258,000
Federal Realty Investment Trust	3,854	559,716
General Growth Properties Inc.	13,002	324,400
HCP Inc.[b]	5,720	195,910
Host Hotels & Resorts Inc.	16,915	261,844
Iron Mountain Inc.	4,534	152,932
Kimco Realty Corp.	14,933	397,367
Liberty Property Trust	9,024	364,840
Macerich Co. (The)	4,004	283,403
Mid-America Apartment Communities Inc.[b]	3,659	339,372
Prologis Inc.	8,503	443,517
Public Storage	1,776	379,567
Realty Income Corp.	4,954	293,475
Regency Centers Corp.	5,087	366,620
Simon Property Group Inc.	2,581	479,963
SL Green Realty Corp.	3,451	338,957
UDR Inc.	12,706	444,329
Ventas Inc.	3,978	269,510
VEREIT Inc.	20,394	191,704
Vornado Realty Trust	4,713	437,272
Welltower Inc.	3,699	253,492
Weyerhaeuser Co.	9,224	276,074

		11,954,262
FOOD & STAPLES RETAILING — 1.46%
Costco Wholesale Corp.	4,150	613,660
CVS Health Corp.	5,288	444,721
Kroger Co. (The)	9,616	297,904
Rite Aid Corp.[a]	9,268	62,188
Sysco Corp.	9,993	480,863
Wal-Mart Stores Inc.	6,610	462,832
Walgreens Boots Alliance Inc.	2,879	238,180
Whole Foods Market Inc.	4,840	136,924

		2,737,272
FOOD PRODUCTS — 3.32%
Archer-Daniels-Midland Co.	6,209	270,526
Bunge Ltd.	4,900	303,849
Campbell Soup Co.	6,193	336,528
ConAgra Foods Inc.	7,845	377,972
General Mills Inc.	11,081	686,800

Security	Shares	Value
Hershey Co. (The)	6,074	$622,342
Hormel Foods Corp.	12,008	462,308
Ingredion Inc.	2,369	310,742
JM Smucker Co. (The)	3,682	483,483
Kellogg Co.	9,116	684,885
Kraft Heinz Co. (The)	1,638	145,700
McCormick & Co. Inc./MD	4,989	478,296
Mead Johnson Nutrition Co.	3,620	270,667
Mondelez International Inc. Class A	7,602	341,634
Tyson Foods Inc. Class A	3,081	218,289
WhiteWave Foods Co. (The)[a]	4,059	221,175

		6,215,196
GAS UTILITIES — 0.49%
Atmos Energy Corp.	6,154	457,796
UGI Corp.	10,128	468,825

		926,621
HEALTH CARE EQUIPMENT & SUPPLIES — 3.37%
Abbott Laboratories	9,258	363,284
Baxter International Inc.	9,848	468,666
Becton Dickinson and Co.	3,015	506,249
Boston Scientific Corp.[a]	9,541	209,902
Cooper Companies Inc. (The)	1,821	320,569
CR Bard Inc.	1,901	411,909
Danaher Corp.	6,173	484,889
DENTSPLY SIRONA Inc.	5,905	339,951
Edwards Lifesciences Corp.[a]	1,664	158,446
Hologic Inc.[a]	7,395	266,294
IDEXX Laboratories Inc.[a]	2,535	271,600
Intuitive Surgical Inc.[a]	254	170,708
Medtronic PLC	5,860	480,637
ResMed Inc.	3,825	228,620
St. Jude Medical Inc.	2,657	206,821
Stryker Corp.	4,373	504,426
Varian Medical Systems Inc.[a]	6,383	579,130
Zimmer Biomet Holdings Inc.	3,161	333,169

		6,305,270
HEALTH CARE PROVIDERS & SERVICES — 3.13%
Aetna Inc.	2,721	292,099
AmerisourceBergen Corp.	4,877	342,951
Anthem Inc.	2,508	305,625
Cardinal Health Inc.	4,835	332,116
Centene Corp.[a]	2,542	158,824
Cigna Corp.	2,092	248,592
DaVita Inc.[a]	5,930	347,617
Envision Healthcare Holdings Inc.[a]	3,601	71,228

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
Express Scripts Holding Co.[a]	4,863	$327,766
HCA Holdings Inc.[a]	2,914	223,008
Henry Schein Inc.[a]	3,481	519,365
Humana Inc.	1,212	207,894
Laboratory Corp. of America Holdings[a]	3,217	403,219
McKesson Corp.	1,711	217,588
MEDNAX Inc.[a]	5,442	333,323
Patterson Companies Inc.	11,474	490,055
Quest Diagnostics Inc.	4,687	381,709
UnitedHealth Group Inc.	3,171	448,157
Universal Health Services Inc. Class B	1,767	213,295

		5,864,431
HEALTH CARE TECHNOLOGY — 0.15%
Cerner Corp.[a]	4,821	282,414

		282,414
HOTELS, RESTAURANTS & LEISURE — 2.19%
Aramark	4,081	151,935
Carnival Corp.	4,468	219,379
Chipotle Mexican Grill Inc.[a,b]	338	121,937
Darden Restaurants Inc.	5,191	336,325
Domino’s Pizza Inc.	2,078	351,681
Hilton Worldwide Holdings Inc.	6,391	144,436
Las Vegas Sands Corp.	3,341	193,377
Marriott International Inc./MD Class A	7,077	486,190
McDonald’s Corp.	5,710	642,775
MGM Resorts International[a]	6,059	158,564
Norwegian Cruise Line Holdings Ltd.[a]	3,111	120,924
Royal Caribbean Cruises Ltd.	1,869	143,670
Starbucks Corp.	6,695	355,304
Wyndham Worldwide Corp.	4,645	305,827
Wynn Resorts Ltd.	976	92,281
Yum! Brands Inc.	3,268	281,963

		4,106,568
HOUSEHOLD DURABLES — 1.17%
DR Horton Inc.	4,475	129,014
Garmin Ltd.	5,138	248,474
Harman International Industries Inc.	1,365	108,804
Leggett & Platt Inc.	8,564	392,916
Lennar Corp. Class A	4,063	169,386
Mohawk Industries Inc.[a]	1,410	259,863

Security	Shares	Value
Newell Brands Inc.	7,493	$359,814
PulteGroup Inc.	8,657	161,020
Toll Brothers Inc.[a]	7,758	212,880
Whirlpool Corp.	986	147,723

		2,189,894
HOUSEHOLD PRODUCTS — 1.91%
Church & Dwight Co. Inc.	15,312	738,957
Clorox Co. (The)	6,369	764,407
Colgate-Palmolive Co.	11,155	796,021
Kimberly-Clark Corp.	4,801	549,283
Procter & Gamble Co. (The)	8,503	738,060

		3,586,728
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.22%
AES Corp./VA	19,030	223,983
Calpine Corp.[a]	10,623	126,414
NRG Energy Inc.	5,949	63,238

		413,635
INDUSTRIAL CONGLOMERATES — 0.95%
3M Co.	3,210	530,613
General Electric Co.	12,918	375,914
Honeywell International Inc.	3,943	432,468
Roper Technologies Inc.	2,496	432,582

		1,771,577
INSURANCE — 8.56%
Aflac Inc.	7,688	529,473
Alleghany Corp.[a]	1,352	697,916
Allstate Corp. (The)	9,306	631,877
American International Group Inc.	6,949	428,753
Aon PLC	4,213	466,927
Arch Capital Group Ltd.[a]	12,132	945,932
Arthur J Gallagher & Co.	12,870	620,720
Assurant Inc.	3,635	292,690
Axis Capital Holdings Ltd.	12,495	711,840
Chubb Ltd.	5,548	704,596
Cincinnati Financial Corp.	9,653	683,239
Everest Re Group Ltd.	4,144	843,387
FNF Group	10,064	361,398
Hartford Financial Services Group Inc. (The)	8,742	385,610
Lincoln National Corp.	3,716	182,418
Loews Corp.	14,515	624,580
Markel Corp.[a]	770	675,621
Marsh & McLennan Companies Inc.	10,614	672,821

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
MetLife Inc.	5,038	$236,585
Principal Financial Group Inc.	6,247	341,086
Progressive Corp. (The)	17,886	563,588
Prudential Financial Inc.	2,996	254,031
RenaissanceRe Holdings Ltd.	7,568	940,627
Torchmark Corp.	10,934	693,325
Travelers Companies Inc. (The)	6,183	668,877
Unum Group	7,233	256,048
Willis Towers Watson PLC	4,085	514,302
WR Berkley Corp.	11,197	639,349
XL Group Ltd.	13,577	471,122

		16,038,738
INTERNET & DIRECT MARKETING RETAIL — 0.46%
Amazon.com Inc.[a]	200	157,964
Expedia Inc.	954	123,285
Liberty Interactive Corp. QVC Group Series Aa	12,669	234,250
Netflix Inc.[a]	650	81,166
Priceline Group Inc. (The)[a]	132	194,598
TripAdvisor Inc.[a]	1,181	76,151

		867,414
INTERNET SOFTWARE & SERVICES — 0.96%
Akamai Technologies Inc.[a]	2,785	193,474
Alphabet Inc. Class Aa	273	221,103
Alphabet Inc. Class Ca	173	135,725
eBay Inc.[a]	9,809	279,655
Facebook Inc. Class Aa	971	127,191
LinkedIn Corp. Class Aa	491	93,094
Twitter Inc.[a,b]	8,592	154,226
VeriSign Inc.[a,b]	3,319	278,862
Yahoo! Inc.[a]	4,054	168,444
Zillow Group Inc. Class Ca,b	4,410	147,118

		1,798,892
IT SERVICES — 3.47%
Accenture PLC Class A	3,182	369,876
Alliance Data Systems Corp.[a]	1,021	208,764
Automatic Data Processing Inc.	6,342	552,134
Broadridge Financial Solutions Inc.	6,657	430,442
Cognizant Technology Solutions Corp. Class Aa	3,679	188,917
Fidelity National Information Services Inc.	5,786	427,701
Fiserv Inc.[a]	4,711	463,939
FleetCor Technologies Inc.[a]	1,286	225,436
Gartner Inc.[a]	3,060	263,282

Security	Shares	Value
Global Payments Inc.	3,384	$245,408
International Business Machines Corp.	2,541	390,526
MasterCard Inc. Class A	3,459	370,182
Paychex Inc.	10,170	561,384
PayPal Holdings Inc.[a]	3,201	133,354
Sabre Corp.	4,341	112,128
Total System Services Inc.	6,304	314,443
Vantiv Inc. Class Aa	5,617	327,808
Visa Inc. Class A	4,703	388,045
Western Union Co. (The)	14,867	298,381
Xerox Corp.	22,599	220,792

		6,492,942
LEISURE PRODUCTS — 0.34%
Hasbro Inc.	3,332	277,922
Mattel Inc.	5,548	174,928
Polaris Industries Inc.[b]	2,303	176,433

		629,283
LIFE SCIENCES TOOLS & SERVICES — 1.03%
Agilent Technologies Inc.	7,510	327,211
Illumina Inc.[a]	744	101,288
Mettler-Toledo International Inc.[a]	1,147	463,480
Quintiles IMS Holdings Inc.[a]	2,542	182,363
Thermo Fisher Scientific Inc.	2,983	438,591
Waters Corp.[a]	3,032	421,872

		1,934,805
MACHINERY — 2.65%
AGCO Corp.	4,080	208,406
Caterpillar Inc.	3,688	307,800
Cummins Inc.	2,327	297,437
Deere & Co.	4,695	414,568
Dover Corp.	4,140	276,925
Flowserve Corp.	3,881	164,360
Fortive Corp.	3,085	157,489
Illinois Tool Works Inc.	4,488	509,702
Ingersoll-Rand PLC	4,662	313,706
PACCAR Inc.	5,605	307,827
Parker-Hannifin Corp.	2,443	299,878
Pentair PLC	3,691	203,485
Snap-on Inc.	2,465	379,857
Stanley Black & Decker Inc.	3,345	380,795
WABCO Holdings Inc.[a]	2,265	223,012
Wabtec Corp./DE	2,958	228,683
Xylem Inc./NY	5,896	284,954

		4,958,884

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
MEDIA — 3.25%
CBS Corp. Class B NVS	4,862	$275,286
Charter Communications Inc. Class Aa	1,405	351,096
Comcast Corp. Class A	6,348	392,433
Discovery Communications Inc. Class Aa,b	7,312	190,916
Discovery Communications Inc. Class C NVS[a]	7,469	187,547
DISH Network Corp. Class Aa	4,703	275,408
Interpublic Group of Companies Inc. (The)	14,435	323,200
Liberty Broadband Corp. Class Ca,b	3,436	229,009
Liberty Global PLC Series Aa	5,662	184,581
Liberty Global PLC Series C NVS[a]	6,181	196,556
Liberty Global PLC LiLAC Class Ca	10,734	296,688
Liberty Media Corp.-Liberty SiriusXM Class Aa	11,192	372,358
Liberty Media Corp.-Liberty SiriusXM Class Ca	4,234	140,527
News Corp. Class A	11,416	138,362
Omnicom Group Inc.	5,961	475,807
Scripps Networks Interactive Inc. Class A	4,075	262,267
Sirius XM Holdings Inc.[a,b]	85,725	357,473
TEGNA Inc.	7,200	141,264
Time Warner Inc.	3,050	271,420
Twenty-First Century Fox Inc. Class A	10,235	268,873
Twenty-First Century Fox Inc. Class B	11,139	293,958
Viacom Inc. Class B NVS	3,599	135,178
Walt Disney Co. (The)	3,551	329,142

		6,089,349
METALS & MINING — 0.21%
Freeport-McMoRan Inc.	3,407	38,090
Newmont Mining Corp.	2,313	85,674
Nucor Corp.	5,580	272,583

		396,347
MORTGAGE REAL ESTATE INVESTMENT — 0.56%
AGNC Investment Corp.[b]	19,493	391,030
Annaly Capital Management Inc.	64,273	665,868

		1,056,898
MULTI-UTILITIES — 2.74%
Ameren Corp.	8,594	429,270
CenterPoint Energy Inc.	20,079	457,801
CMS Energy Corp.	10,934	460,868
Consolidated Edison Inc.	7,707	582,264
Dominion Resources Inc./VA	6,778	509,706

Security	Shares	Value
DTE Energy Co.	5,358	$514,422
NiSource Inc.	14,885	346,225
Public Service Enterprise Group Inc.	8,331	350,568
SCANA Corp.	6,750	495,180
Sempra Energy	4,599	492,553
WEC Energy Group Inc.	8,292	495,198

		5,134,055
MULTILINE RETAIL — 0.84%
Dollar General Corp.	3,054	211,001
Dollar Tree Inc.[a]	3,597	271,753
Kohl’s Corp.	4,786	209,388
Macy’s Inc.	5,766	210,401
Nordstrom Inc.	5,761	299,572
Target Corp.	5,405	371,486

		1,573,601
OIL, GAS & CONSUMABLE FUELS — 2.51%
Anadarko Petroleum Corp.	1,971	117,156
Antero Resources Corp.[a]	2,477	65,566
Apache Corp.	1,993	118,544
Cabot Oil & Gas Corp.	6,474	135,177
Cheniere Energy Inc.[a]	2,448	92,290
Chevron Corp.	2,789	292,148
Cimarex Energy Co.	1,119	144,496
Concho Resources Inc.[a,b]	1,017	129,098
ConocoPhillips	3,474	150,945
Continental Resources Inc./OKa,b	1,521	74,392
Devon Energy Corp.	2,657	100,674
EOG Resources Inc.	2,267	204,982
EQT Corp.	3,052	201,432
Exxon Mobil Corp.	4,971	414,184
Hess Corp.	2,186	104,862
HollyFrontier Corp.	4,497	112,200
Kinder Morgan Inc./DE	6,648	135,819
Marathon Oil Corp.	4,971	65,518
Marathon Petroleum Corp.	2,835	123,578
Murphy Oil Corp.	2,477	64,080
Newfield Exploration Co.[a]	1,873	76,025
Noble Energy Inc.	3,155	108,753
Occidental Petroleum Corp.	4,099	298,858
ONEOK Inc.	1,775	85,963

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
Phillips 66	2,489	$201,982
Pioneer Natural Resources Co.	743	133,012
Plains GP Holdings LP Class A	6,328	79,480
Range Resources Corp.	3,122	105,492
Southwestern Energy Co.[a]	5,691	59,130
Spectra Energy Corp.	8,073	337,532
Tesoro Corp.	1,624	137,991
Valero Energy Corp.	2,686	159,119
Williams Companies Inc. (The)	2,606	76,095

		4,706,573
PERSONAL PRODUCTS — 0.35%
Coty Inc. Class A	1,363	31,335
Edgewell Personal Care Co.[a]	3,477	262,166
Estee Lauder Companies Inc. (The) Class A	4,264	371,522

		665,023
PHARMACEUTICALS — 1.68%
Allergan PLC[a]	764	159,630
Bristol-Myers Squibb Co.	3,878	197,429
Eli Lilly & Co.	4,437	327,628
Endo International PLC[a]	3,098	58,088
Jazz Pharmaceuticals PLC[a]	717	78,490
Johnson & Johnson	6,258	725,865
Mallinckrodt PLC[a]	1,363	80,771
Merck & Co. Inc.	8,779	515,503
Mylan NVa	2,800	102,200
Perrigo Co. PLC	1,625	135,184
Pfizer Inc.	12,687	402,305
Zoetis Inc.	7,564	361,559

		3,144,652
PROFESSIONAL SERVICES — 1.28%
Dun & Bradstreet Corp. (The)	2,301	287,280
Equifax Inc.	3,838	475,797
IHS Markit Ltd.[a]	11,478	422,276
ManpowerGroup Inc.	2,867	220,186
Nielsen Holdings PLC	8,167	367,678
Robert Half International Inc.	6,206	232,228
Verisk Analytics Inc. Class Aa	4,802	391,603

		2,397,048
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.28%
CBRE Group Inc. Class Aa	8,229	211,979
Jones Lang LaSalle Inc.	1,825	176,751
Realogy Holdings Corp.	6,144	140,636

		529,366

Security	Shares	Value
ROAD & RAIL — 0.84%
AMERCO	638	$205,685
CSX Corp.	8,848	269,953
JB Hunt Transport Services Inc.	4,527	369,448
Kansas City Southern	1,874	164,462
Norfolk Southern Corp.	2,719	252,867
Union Pacific Corp.	3,454	304,574

		1,566,989
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.20%
Analog Devices Inc.	4,663	298,898
Applied Materials Inc.	8,871	257,969
Broadcom Ltd.	849	144,568
Intel Corp.	9,184	320,246
KLA-Tencor Corp.	3,103	233,066
Lam Research Corp.	2,777	268,980
Linear Technology Corp.	7,394	444,084
Marvell Technology Group Ltd.	14,112	183,879
Maxim Integrated Products Inc.	5,668	224,623
Microchip Technology Inc.	5,151	311,893
Micron Technology Inc.[a]	7,096	121,767
NVIDIA Corp.	2,980	212,057
Qorvo Inc.[a]	1,103	61,382
QUALCOMM Inc.	4,395	302,025
Skyworks Solutions Inc.	1,610	123,873
Texas Instruments Inc.	5,271	373,450
Xilinx Inc.	4,888	248,653

		4,131,413
SOFTWARE — 2.81%
Activision Blizzard Inc.	4,333	187,056
Adobe Systems Inc.[a]	2,626	282,321
ANSYS Inc.[a]	4,206	384,218
Autodesk Inc.[a]	2,459	177,737
CA Inc.	10,930	335,988
Cadence Design Systems Inc.[a]	12,102	309,569
CDK Global Inc.	2,334	127,460
Citrix Systems Inc.[a]	2,384	202,163
Dell Technologies Inc. – VMware Inc. Class Va	1,192	58,515
Electronic Arts Inc.[a]	1,731	135,918
Fortinet Inc.[a]	3,928	125,932
Intuit Inc.	3,434	373,413
Microsoft Corp.	4,194	251,305
NetSuite Inc.[a]	1,800	167,616
Nuance Communications Inc.[a]	9,374	131,424

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2016

Security	Shares	Value
Oracle Corp.	7,713	$296,333
Red Hat Inc.[a]	2,285	176,973
salesforce.com inc.[a]	1,922	144,458
ServiceNow Inc.[a]	1,393	122,459
Splunk Inc.[a,b]	1,168	70,302
Symantec Corp.	12,611	315,653
Synopsys Inc.[a]	9,414	558,344
VMware Inc. Class Aa,b	2,743	215,600
Workday Inc. Class Aa,b	1,246	108,003

		5,258,760
SPECIALTY RETAIL — 2.64%
Advance Auto Parts Inc.	1,435	201,015
AutoNation Inc.[a]	4,230	185,570
AutoZone Inc.[a]	718	532,871
Bed Bath & Beyond Inc.[b]	7,066	285,608
Best Buy Co. Inc.	2,958	115,096
CarMax Inc.[a]	3,015	150,569
Dick’s Sporting Goods Inc.	5,248	292,051
Foot Locker Inc.	3,938	262,940
Gap Inc. (The)	8,767	241,881
Home Depot Inc. (The)	3,260	397,753
L Brands Inc.	3,793	273,817
Lowe’s Companies Inc.	4,281	285,329
O’Reilly Automotive Inc.[a,b]	1,229	324,997
Ross Stores Inc.	4,808	300,692
Signet Jewelers Ltd.	1,586	128,878
Staples Inc.	15,492	114,641
Tiffany & Co.	3,429	251,757
TJX Companies Inc. (The)	4,548	335,415
Tractor Supply Co.	2,158	135,155
Ulta Salon Cosmetics & Fragrance Inc.[a]	561	136,514

		4,952,549
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.69%
Apple Inc.	2,285	259,439
Hewlett Packard Enterprise Co.	7,634	171,536
HP Inc.	13,973	202,468
NetApp Inc.	9,336	316,864
Seagate Technology PLC	4,409	151,273
Western Digital Corp.	3,277	191,508

		1,293,088
TEXTILES, APPAREL & LUXURY GOODS — 0.89%
Coach Inc.	4,894	175,646
Hanesbrands Inc.	6,080	156,256

Security	Shares	Value
lululemon athletica Inc.[a]	1,400	$80,150
Michael Kors Holdings Ltd.[a]	3,168	160,871
NIKE Inc. Class B	5,581	280,054
PVH Corp.	1,913	204,653
Ralph Lauren Corp.	1,731	169,811
Under Armour Inc. Class Aa,b	2,629	81,762
Under Armour Inc. Class Ca	3,803	98,346
VF Corp.	4,806	260,533

		1,668,082
THRIFTS & MORTGAGE FINANCE — 0.23%
New York Community Bancorp. Inc.	29,845	428,574

		428,574
TOBACCO — 0.80%
Altria Group Inc.	8,560	565,987
Philip Morris International Inc.	5,163	497,920
Reynolds American Inc.	7,821	430,781

		1,494,688
TRADING COMPANIES & DISTRIBUTORS — 0.37%
Fastenal Co.	6,240	243,235
United Rentals Inc.[a]	1,250	94,575
WW Grainger Inc.	1,730	360,048

		697,858
WATER UTILITIES — 0.33%
American Water Works Co. Inc.	8,418	623,269

		623,269
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Sprint Corp.[a]	14,868	91,587
T-Mobile U.S. Inc.[a]	4,413	219,458

		311,045

TOTAL COMMON STOCKS
(Cost: $175,648,228)		186,901,613

SHORT-TERM INVESTMENTS — 3.16%

MONEY MARKET FUNDS — 3.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	5,675,659	5,676,226
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	243,395	243,395

		5,919,621

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,919,080)		5,919,621

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.92%
(Cost: $181,567,308)[g]	$192,821,234
Other Assets, Less Liabilities — (2.92)%	(5,463,988)

NET ASSETS — 100.00%	$187,357,246

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $182,835,222. Net unrealized appreciation was $9,986,012, of which $19,985,670 represented gross unrealized appreciation on securities and $9,999,658 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	798	9	(9)	798	$272,310	$1,827	$(98)
PNC Financial Services Group Inc. (The)	5,196	33	(34)	5,195	496,642	2,857	(269)

					$768,952	$4,684	$(367)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$186,901,613	$—	$—	$186,901,613
Money market funds	5,919,621	—	—	5,919,621

Total	$192,821,234	$—	$—	$192,821,234

245

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.32%
Alcoa Inc.	93,542	$2,686,526
L-3 Communications Holdings Inc.	86,770	11,882,284

		14,568,810
AIRLINES — 3.50%
American Airlines Group Inc.	199,340	8,093,204
Delta Air Lines Inc.	332,444	13,886,186
Southwest Airlines Co.	218,519	8,751,686
United Continental Holdings Inc.[a]	139,918	7,867,589

		38,598,665
AUTO COMPONENTS — 0.70%
BorgWarner Inc.	30,062	1,077,422
Goodyear Tire & Rubber Co. (The)	106,100	3,080,083
Lear Corp.	28,641	3,516,542

		7,674,047
AUTOMOBILES — 5.49%
Ford Motor Co.	2,197,438	25,797,922
General Motors Co.	1,099,213	34,735,131

		60,533,053
BANKS — 9.54%
Bank of America Corp.	1,803,951	29,765,192
CIT Group Inc.	32,828	1,192,641
Citigroup Inc.	542,847	26,680,930
Citizens Financial Group Inc.	85,815	2,260,367
Fifth Third Bancorp.	58,541	1,273,852
JPMorgan Chase & Co.	455,123	31,521,819
KeyCorp	124,148	1,752,970
PNC Financial Services Group Inc. (The)[b]	59,161	5,655,792
Regions Financial Corp.	209,942	2,248,479
SunTrust Banks Inc.	61,580	2,785,263

		105,137,305
BIOTECHNOLOGY — 2.21%
Gilead Sciences Inc.	321,683	23,685,519
United Therapeutics Corp.[a,c]	5,164	620,042

		24,305,561
CAPITAL MARKETS — 1.48%
Goldman Sachs Group Inc. (The)	50,959	9,082,932
Morgan Stanley	213,870	7,179,616

		16,262,548
CHEMICALS — 1.54%
Celanese Corp. Series A	24,318	1,773,268

Security	Shares	Value
CF Industries Holdings Inc.	54,482	$1,308,113
Eastman Chemical Co.	34,545	2,484,131
LyondellBasell Industries NV Class A	109,045	8,674,530
Mosaic Co. (The)	116,978	2,752,492

		16,992,534
COMMUNICATIONS EQUIPMENT — 4.58%
Cisco Systems Inc.	1,563,972	47,982,661
Juniper Networks Inc.	94,505	2,489,262

		50,471,923
CONSTRUCTION & ENGINEERING — 1.09%
Fluor Corp.	60,519	3,146,383
Jacobs Engineering Group Inc.[a,c]	172,588	8,902,089

		12,048,472
CONSUMER FINANCE — 0.74%
Ally Financial Inc.	87,958	1,589,401
Capital One Financial Corp.	80,352	5,949,262
Navient Corp.	47,461	606,552

		8,145,215
CONTAINERS & PACKAGING — 0.63%
International Paper Co.	84,520	3,805,936
WestRock Co.	67,806	3,131,959

		6,937,895
DIVERSIFIED CONSUMER SERVICES — 0.11%
H&R Block Inc.	52,390	1,203,398

		1,203,398
DIVERSIFIED FINANCIAL SERVICES — 0.18%
Leucadia National Corp.	34,924	652,031
Voya Financial Inc.	43,835	1,339,159

		1,991,190
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.49%
AT&T Inc.	681,618	25,076,726
CenturyLink Inc.	90,994	2,418,621

		27,495,347
ELECTRIC UTILITIES — 2.71%
Entergy Corp.	64,064	4,720,235
Exelon Corp.	379,374	12,925,272
FirstEnergy Corp.	146,097	5,009,666
PG&E Corp.	90,398	5,615,524
Pinnacle West Capital Corp.	21,107	1,606,876

		29,877,573

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

October 31, 2016

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.64%
Arrow Electronics Inc.[a]	38,235	$2,336,923
Avnet Inc.	52,458	2,200,613
Corning Inc.	466,223	10,587,925
Flex Ltd.[a]	211,622	3,002,916

		18,128,377
ENERGY EQUIPMENT & SERVICES — 0.36%
Helmerich & Payne Inc.	20,600	1,300,066
National Oilwell Varco Inc.	81,478	2,615,444

		3,915,510
FOOD & STAPLES RETAILING — 5.42%
Kroger Co. (The)	408,312	12,649,506
Wal-Mart Stores Inc.	635,108	44,470,262
Whole Foods Market Inc.	93,453	2,643,785

		59,763,553
FOOD PRODUCTS — 4.58%
Archer-Daniels-Midland Co.	569,683	24,821,088
Bunge Ltd.	118,295	7,335,473
Ingredion Inc.	9,256	1,214,109
JM Smucker Co. (The)	26,793	3,518,189
Tyson Foods Inc. Class A	192,581	13,644,364

		50,533,223
HEALTH CARE EQUIPMENT & SUPPLIES — 1.53%
Medtronic PLC	205,237	16,833,539

		16,833,539
HEALTH CARE PROVIDERS & SERVICES — 5.35%
Aetna Inc.	72,253	7,756,360
AmerisourceBergen Corp.	22,218	1,562,370
Anthem Inc.	63,894	7,786,123
Cardinal Health Inc.	52,221	3,587,060
Centene Corp.[a]	34,273	2,141,377
Cigna Corp.	41,324	4,910,531
Express Scripts Holding Co.[a]	111,480	7,513,752
Quest Diagnostics Inc.	25,233	2,054,976
UnitedHealth Group Inc.	142,031	20,073,241
Universal Health Services Inc. Class B	12,940	1,561,987

		58,947,777
HOTELS, RESTAURANTS & LEISURE — 0.67%
Carnival Corp.	149,968	7,363,429

		7,363,429
HOUSEHOLD DURABLES — 0.49%
Toll Brothers Inc.[a]	27,397	751,774

Security	Shares	Value
Whirlpool Corp.	30,855	$4,622,696

		5,374,470
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.15%
AES Corp./VA	143,260	1,686,170

		1,686,170
INSURANCE — 4.67%
Aflac Inc.	38,680	2,663,892
Alleghany Corp.[a]	950	490,399
Allstate Corp. (The)	37,569	2,550,935
American International Group Inc.	182,567	11,264,384
Assurant Inc.	6,529	525,715
Axis Capital Holdings Ltd.	11,335	645,755
Chubb Ltd.	37,396	4,749,292
Everest Re Group Ltd.	3,912	796,170
Hartford Financial Services Group Inc. (The)	51,383	2,266,504
Lincoln National Corp.	47,194	2,316,753
Loews Corp.	40,398	1,738,326
MetLife Inc.	180,456	8,474,214
Prudential Financial Inc.	79,113	6,707,991
RenaissanceRe Holdings Ltd.	3,327	413,513
Travelers Companies Inc. (The)	29,004	3,137,653
Unum Group	36,602	1,295,711
XL Group Ltd.	42,831	1,486,236

		51,523,443
IT SERVICES — 0.36%
Xerox Corp.	408,841	3,994,377

		3,994,377
MACHINERY — 1.39%
AGCO Corp.	121,462	6,204,279
Cummins Inc.	71,096	9,087,491

		15,291,770
MEDIA — 0.57%
News Corp. Class A	255,895	3,101,447
TEGNA Inc.	61,000	1,196,820
Viacom Inc. Class B NVS	52,914	1,987,450

		6,285,717
METALS & MINING — 0.59%
Newmont Mining Corp.	127,565	4,725,007
Nucor Corp.	36,675	1,791,574

		6,516,581
MORTGAGE REAL ESTATE INVESTMENT — 0.22%
AGNC Investment Corp.	36,967	741,558

247

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

October 31, 2016

Security	Shares	Value
Annaly Capital Management Inc.	166,701	$1,727,022

		2,468,580
MULTI-UTILITIES — 0.50%
Public Service Enterprise Group Inc.	130,016	5,471,073

		5,471,073
MULTILINE RETAIL — 2.14%
Kohl’s Corp.	106,304	4,650,800
Macy’s Inc.	135,005	4,926,332
Nordstrom Inc.	23,611	1,227,772
Target Corp.	185,367	12,740,274

		23,545,178
OIL, GAS & CONSUMABLE FUELS — 6.85%
Chevron Corp.	414,276	43,395,411
Devon Energy Corp.	95,463	3,617,093
HollyFrontier Corp.	46,272	1,154,486
Marathon Oil Corp.	215,455	2,839,697
Marathon Petroleum Corp.	86,469	3,769,184
Murphy Oil Corp.	44,157	1,142,342
Phillips 66	70,026	5,682,610
Plains GP Holdings LP Class A	33,139	416,226
Southwestern Energy Co.[a]	85,904	892,542
Tesoro Corp.	19,857	1,687,249
Valero Energy Corp.	184,054	10,903,359

		75,500,199
PHARMACEUTICALS — 4.37%
Allergan PLC[a]	37,342	7,802,237
Endo International PLC[a]	42,378	794,588
Mallinckrodt PLC[a]	28,995	1,718,244
Mylan NVa	83,351	3,042,311
Perrigo Co. PLC	17,062	1,419,388
Pfizer Inc.	1,054,061	33,424,274

		48,201,042
ROAD & RAIL — 2.02%
Norfolk Southern Corp.	239,709	22,292,937

		22,292,937
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.47%
Intel Corp.	1,371,479	47,823,473
Marvell Technology Group Ltd.	177,734	2,315,874
Micron Technology Inc.[a]	499,245	8,567,044
Qorvo Inc.[a,c]	27,487	1,529,652

		60,236,043

Security	Shares	Value
SOFTWARE — 0.64%
CA Inc.	88,925	$2,733,554
Symantec Corp.	173,917	4,353,143

		7,086,697
SPECIALTY RETAIL — 1.83%
Bed Bath & Beyond Inc.	62,886	2,541,852
Best Buy Co. Inc.	197,034	7,666,593
Dick’s Sporting Goods Inc.	23,518	1,308,777
Foot Locker Inc.	41,790	2,790,318
Gap Inc. (The)	112,921	3,115,490
Staples Inc.	373,940	2,767,156

		20,190,186
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.85%
Apple Inc.	583,378	66,236,738
Hewlett Packard Enterprise Co.	312,024	7,011,179
HP Inc.	772,957	11,200,147
NetApp Inc.	114,886	3,899,231
Seagate Technology PLC	119,499	4,100,011
Western Digital Corp.	87,118	5,091,176

		97,538,482
TEXTILES, APPAREL & LUXURY GOODS — 0.20%
PVH Corp.	20,762	2,221,119

		2,221,119
TRADING COMPANIES & DISTRIBUTORS — 0.69%
United Rentals Inc.[a]	100,238	7,584,007

		7,584,007

TOTAL COMMON STOCKS (Cost: $1,100,685,917)		1,100,737,015

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	1,729,362	1,729,535
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	907,660	907,660

		2,637,195

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,637,022)		2,637,195

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $1,103,322,939)[g]	$1,103,374,210
Other Assets, Less Liabilities — (0.10)%	(1,080,701)

NET ASSETS — 100.00%	$1,102,293,509

NVS   —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,108,645,498. Net unrealized depreciation was $5,271,288, of which $36,703,497 represented gross unrealized appreciation on securities and $41,974,785 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	35,199	24,939	(977)	59,161	$5,655,792	$28,447	$2,598

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,100,737,015	$—	$—	$1,100,737,015
Money market funds	2,637,195	—	—	2,637,195

Total	$1,103,374,210	$—	$—	$1,103,374,210

249

Schedule of Investments (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.63%

AUSTRALIA — 1.26%
AGL Energy Ltd.	335,959	$4,903,328
Origin Energy Ltd.	1,142,501	4,651,215

		9,554,543
BELGIUM — 0.86%
Proximus SADP	123,806	3,539,478
UCB SA	44,474	3,007,536

		6,547,014
BRAZIL — 1.16%
Embraer SA	530,040	2,871,325
TIM Participacoes SA	2,103,555	5,887,044

		8,758,369
CANADA — 2.05%
BlackBerry Ltd.[a,b]	542,102	3,830,409
Bombardier Inc. Class Ba,b	4,762,324	6,324,892
CGI Group Inc. Class Aa,b	98,564	4,685,329
Valeant Pharmaceuticals International Inc.[a]	41,469	740,734

		15,581,364
DENMARK — 1.25%
H Lundbeck A/Sa	124,407	4,005,648
Novo Nordisk A/S Class B	69,115	2,468,775
Novozymes A/S Class B	81,135	3,009,317

		9,483,740
FRANCE — 5.15%
Airbus Group SE	57,095	3,389,116
Atos SE	46,277	4,799,965
BioMerieux SA	34,257	4,986,977
Bouygues SA	101,569	3,307,354
Capgemini SA	42,671	3,530,650
Orange SA	236,794	3,724,882
Sanofi	46,277	3,599,720
SFR Group SA	97,963	2,635,279
STMicroelectronics NV	560,132	5,333,965
Vivendi SA	187,512	3,786,244

		39,094,152
GERMANY — 3.50%
BASF SE	51,686	4,549,654
Bayer AG Registered	31,853	3,152,680
Deutsche Boerse AG [a]	44,992	3,495,819
Deutsche Telekom AG Registered	224,774	3,657,769
Infineon Technologies AG	268,647	4,816,399

Security	Shares	Value
Merck KGaA	40,267	$4,134,218
Telefonica Deutschland Holding AG	707,978	2,740,359

		26,546,898
INDIA — 1.36%
Infosys Ltd. ADR	354,590	5,411,044
Wipro Ltd. ADR[b]	507,845	4,910,861

		10,321,905
ITALY — 0.36%
Telecom Italia SpA/Milano[a,b]	3,139,624	2,720,630

		2,720,630
JAPAN — 0.91%
FANUC Corp.	17,700	3,314,802
Honda Motor Co. Ltd.	120,200	3,596,220

		6,911,022
NETHERLANDS — 2.10%
ASM International NV	99,165	4,224,265
ASML Holding NV	43,873	4,641,032
Koninklijke KPN NV	1,051,149	3,423,394
QIAGEN NVa	150,250	3,663,095

		15,951,786
NEW ZEALAND — 0.60%
Fisher & Paykel Healthcare Corp. Ltd.	718,195	4,552,240

		4,552,240
NORWAY — 0.49%
Telenor ASA	232,587	3,706,644

		3,706,644
RUSSIA — 0.54%
Mobile TeleSystems PJSC ADR	527,077	4,063,764

		4,063,764
SOUTH KOREA — 0.71%
Samsung Electronics Co. Ltd.	3,761	5,387,178

		5,387,178
SPAIN — 0.88%
Grifols SA	165,876	3,274,818
Telefonica SA	330,550	3,355,352

		6,630,170
SWEDEN — 1.77%
Elekta AB Class B	460,967	4,003,410
Millicom International Cellular SA SDR[b]	66,110	2,909,969
Tele2 AB Class B	396,059	3,277,260

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

October 31, 2016

Security	Shares	Value
Telia Co. ABb	812,552	$3,251,469

		13,442,108
SWITZERLAND — 3.10%
Actelion Ltd. Registered	28,848	4,171,568
Lonza Group AG Registered	25,242	4,768,132
Novartis AG Registered	46,878	3,337,255
Roche Holding AG	14,406	3,314,152
Swisscom AG Registered	7,813	3,576,646
Syngenta AG Registered	10,818	4,327,638

		23,495,391
UNITED KINGDOM — 2.93%
AstraZeneca PLC	58,898	3,299,165
BT Group PLC	549,915	2,524,095
GlaxoSmithKline PLC	194,123	3,835,922
London Stock Exchange Group PLC	100,968	3,463,938
Shire PLC	61,903	3,514,347
Sky PLC	234,390	2,340,844
Vodafone Group PLC	1,184,571	3,251,153

		22,229,464
UNITED STATES — 68.65%
3D Systems Corp.[a,b]	419,498	5,818,437
AbbVie Inc.	70,317	3,922,282
Accenture PLC Class A	36,661	4,261,475
Advanced Micro Devices Inc.[a]	1,674,987	12,110,156
Agilent Technologies Inc.	96,160	4,189,691
Akorn Inc.[a]	109,983	2,634,093
Alexion Pharmaceuticals Inc.[a]	21,636	2,823,498
Alnylam Pharmaceuticals Inc.[a]	39,065	1,390,714
Alphabet Inc. Class Aa,b	4,969	4,024,393
Amazon.com Inc.[a]	5,695	4,498,025
AMETEK Inc.	72,721	3,206,996
Amgen Inc.	24,641	3,478,324
Amphenol Corp. Class A	72,120	4,754,872
Analog Devices Inc.	69,115	4,430,271
Apple Inc.	34,257	3,889,540
Applied Materials Inc.	207,345	6,029,593
Arista Networks Inc.[a]	54,691	4,635,062
AT&T Inc.	120,801	4,444,269
Berkshire Hathaway Inc. Class Ba	30,050	4,336,215
Biogen Inc.[a]	13,823	3,872,928
BioMarin Pharmaceutical Inc.[a]	42,070	3,387,476
BlackRock Inc.[c]	12,020	4,101,705
Boeing Co. (The)	27,646	3,937,620
Bristol-Myers Squibb Co.	57,095	2,906,706

Security	Shares	Value
Cavium Inc.[a]	61,903	$3,494,424
Celgene Corp.[a]	35,459	3,623,201
CH Robinson Worldwide Inc.	64,307	4,380,593
Charles River Laboratories International Inc.[a]	52,287	3,967,538
Ciena Corp.[a]	162,871	3,156,440
Cisco Systems Inc.	147,245	4,517,477
CME Group Inc.	42,070	4,211,207
Cognizant Technology Solutions Corp. Class Aa	65,509	3,363,887
Computer Sciences Corp.	128,614	7,003,032
Covanta Holding Corp.	260,233	3,903,495
Cypress Semiconductor Corp.	388,246	3,870,813
Danaher Corp.	54,090	4,248,769
Dover Corp.	62,504	4,180,893
Dow Chemical Co. (The)	69,115	3,719,078
Dun & Bradstreet Corp. (The)	37,863	4,727,196
Eaton Corp. PLC	75,125	4,790,721
EI du Pont de Nemours & Co.	52,888	3,638,166
Eli Lilly & Co.	46,277	3,417,094
Emerson Electric Co.	84,741	4,294,674
Endo International PLC[a]	67,893	1,272,994
Exelixis Inc.[a,b]	817,961	8,662,207
Facebook Inc. Class Aa	37,863	4,959,674
FactSet Research Systems Inc.	23,439	3,626,482
First Solar Inc.[a,b]	66,711	2,701,128
General Electric Co.	131,018	3,812,624
Gilead Sciences Inc.	37,863	2,787,853
Halliburton Co.	103,372	4,755,112
Hologic Inc.[a]	105,175	3,787,352
Honeywell International Inc.	39,065	4,284,649
Illumina Inc.[a,b]	22,237	3,027,345
Incyte Corp.[a]	36,661	3,188,407
Infinera Corp.[a,b]	182,704	1,425,091
Ingram Micro Inc. Class A	126,210	4,695,012
Intel Corp.	112,988	3,939,892
Intercontinental Exchange Inc.	15,626	4,225,114
International Business Machines Corp.	28,848	4,433,649
Intuitive Surgical Inc.[a,b]	7,380	4,959,950
Ionis Pharmaceuticals Inc.[a,b]	69,115	1,795,608
Jack Henry & Associates Inc.	49,883	4,041,521
Jazz Pharmaceuticals PLC[a]	28,247	3,092,199
Johnson & Johnson	38,464	4,461,439
Kite Pharma Inc.[a,b]	56,494	2,502,119

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

October 31, 2016

Security	Shares	Value
KLA-Tencor Corp.	57,696	$4,333,547
Laboratory Corp. of America Holdings[a]	31,853	3,992,455
Lam Research Corp.	50,484	4,889,880
LendingClub Corp.[a,b]	282,470	1,392,577
Linear Technology Corp.	88,948	5,342,217
Lockheed Martin Corp.	18,631	4,590,306
Mallinckrodt PLC[a]	55,292	3,276,604
Marvell Technology Group Ltd.	474,790	6,186,514
Maxim Integrated Products Inc.	105,776	4,191,903
Medtronic PLC	51,085	4,189,992
MercadoLibre Inc.	34,858	5,856,493
Merck & Co. Inc.	74,524	4,376,049
Microchip Technology Inc.	86,544	5,240,239
Micron Technology Inc.[a]	266,073	4,565,813
Microsoft Corp.	72,721	4,357,442
Monsanto Co.	40,868	4,118,268
Myriad Genetics Inc.[a,b]	90,150	1,776,856
Nasdaq Inc.	69,716	4,459,732
National Oilwell Varco Inc.	115,993	3,723,375
NetApp Inc.	130,417	4,426,353
Netflix Inc.[a]	31,853	3,977,484
Northrop Grumman Corp.	21,636	4,954,644
NVIDIA Corp.	121,402	8,638,966
PAREXEL International Corp.[a]	60,100	3,501,426
PayPal Holdings Inc.[a]	112,387	4,682,042
Pfizer Inc.	120,801	3,830,600
QUALCOMM Inc.	81,135	5,575,597
Quest Diagnostics Inc.	57,696	4,698,762
Quintiles IMS Holdings Inc.[a]	58,898	4,225,343
Raytheon Co.	31,252	4,269,336
Red Hat Inc.[a]	49,883	3,863,438
Regeneron Pharmaceuticals Inc.[a]	7,212	2,488,284
Rockwell Collins Inc.	43,272	3,648,695
Roper Technologies Inc.	21,035	3,645,576
Schlumberger Ltd.	54,691	4,278,477
Seagate Technology PLC	110,584	3,794,137
Seattle Genetics Inc.[a]	97,963	5,064,687
Skyworks Solutions Inc.	46,878	3,606,793
Splunk Inc.[a,b]	69,716	4,196,206
Sprint Corp.[a]	1,054,154	6,493,589
St. Jude Medical Inc.	64,908	5,052,439
Stryker Corp.	43,272	4,991,425
SunPower Corp.[a,b]	170,684	1,235,752
Synaptics Inc.[a,b]	50,484	2,631,226

Security	Shares	Value
T-Mobile U.S. Inc.[a]	109,382	$5,439,567
Tableau Software Inc. Class Aa	43,272	2,079,220
TE Connectivity Ltd.	61,302	3,854,057
Tesla Motors Inc.[a,b]	17,429	3,446,236
Texas Instruments Inc.	69,716	4,939,379
U.S. Cellular Corp.[a]	94,357	3,307,213
United Technologies Corp.	42,070	4,299,554
UnitedHealth Group Inc.	34,257	4,841,542
Varian Medical Systems Inc.[a]	49,883	4,525,885
Verint Systems Inc.[a,b]	97,362	3,505,032
Verizon Communications Inc.	87,145	4,191,674
Vertex Pharmaceuticals Inc.[a]	32,454	2,461,960
VMware Inc. Class Aa,b	67,312	5,290,723
Western Digital Corp.	62,504	3,652,734
Xilinx Inc.	81,736	4,157,910
Zoetis Inc.	87,145	4,165,531

		520,820,216

TOTAL COMMON STOCKS
(Cost: $752,491,896)		755,798,598

RIGHTS — 0.01%

SWEDEN — 0.01%
Tele2 AB Class Ba	396,059	118,809

		118,809

TOTAL RIGHTS
(Cost: $0)		118,809

SHORT-TERM INVESTMENTS — 5.73%

MONEY MARKET FUNDS — 5.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	42,457,745	42,461,991
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	1,003,695	1,003,695

		43,465,686

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,461,636)		43,465,686

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

October 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 105.37%
(Cost: $795,953,532)[g]	$799,383,093
Other Assets, Less Liabilities — (5.37)%	(40,750,738)

NET ASSETS — 100.00%	$758,632,355

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $802,355,317. Net unrealized depreciation was $2,972,224, of which $78,753,176 represented gross unrealized appreciation on securities and $81,725,400 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	11,191	829	—	12,020	$4,101,705	$25,801	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$755,798,598	$—	$—	$755,798,598
Rights	—	118,809	—	118,809
Money market funds	43,465,686	—	—	43,465,686

Total	$799,264,284	$118,809	$—	$799,383,093

253

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

October 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 9.94%
iShares Core High Dividend ETF[a]	170,143	$13,488,937
iShares U.S. Preferred Stock ETF[a]	345,561	13,459,601

		26,948,538
DOMESTIC REAL ESTATE — 15.00%
iShares Mortgage Real Estate Capped ETF[a]	3,868,379	40,656,663

		40,656,663
INTERNATIONAL EQUITY — 14.81%
iShares International Select Dividend ETF[a]	1,379,678	40,148,630

		40,148,630
INTERNATIONAL FIXED INCOME — 10.14%
iShares Emerging Markets Local Currency Bond ETF[a]	610,783	27,497,451

		27,497,451
INVESTMENT GRADE BONDS — 29.73%
iShares 10+ Year Credit Bond ETF[a]	651,228	39,972,375
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	335,922	40,639,843

		80,612,218
NON-INVESTMENT GRADE BONDS — 20.35%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	641,366	55,170,303

		55,170,303
TOTAL INVESTMENT COMPANIES
(Cost: $278,859,382)		271,033,803

SHORT-TERM INVESTMENTS — 20.75%

MONEY MARKET FUNDS — 20.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	56,168,317	56,173,934
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[c,d]	73,787	73,787

		56,247,721

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,245,704)		56,247,721

Value
TOTAL INVESTMENTS IN SECURITIES — 120.72%	$327,281,524
(Cost: $335,105,086)[f]
Other Assets, Less Liabilities — (20.72)%	(56,165,313)

NET ASSETS — 100.00%	$271,116,211

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $336,104,777. Net unrealized depreciation was $8,823,253, of which $2,011,835 represented gross unrealized appreciation on securities and $10,835,088 represented gross unrealized depreciation on securities.

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

October 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares 10+ Year Credit Bond ETF	384,046	274,340	(7,158)	651,228	$39,972,375	$338,965	$2,287
iShares Core High Dividend ETF	145,953	24,963	(773)	170,143	13,488,937	112,742	9,754
iShares Emerging Markets Local Currency Bond ETF	271,564	346,696	(7,477)	610,783	27,497,451	—	(12,077)
iShares iBoxx $ High Yield Corporate Bond ETF	551,753	96,930	(7,317)	641,366	55,170,303	681,132	(13,998)
iShares iBoxx $ Investment Grade Corporate Bond ETF	289,357	50,591	(4,026)	335,922	40,639,843	301,862	1,670
iShares Intermediate Credit Bond ETF	209,265	22,095	(231,360)	—	—	46,271	634,367
iShares International Select Dividend ETF	1,201,151	204,401	(25,874)	1,379,678	40,148,630	450,701	(90,811)
iShares Mortgage Real Estate Capped ETF	2,264,661	1,646,803	(43,085)	3,868,379	40,656,663	1,093,745	(38,220)
iShares U.S. Preferred Stock ETF	582,541	78,590	(315,570)	345,561	13,459,601	218,825	(8,413)

					$271,033,803	$3,244,243	$484,559

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$271,033,803	$—	$—	$271,033,803
Money market funds	56,247,721	—	—	56,247,721

Total	$327,281,524	$—	$—	$327,281,524

255

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.88%

AUSTRALIA — 2.42%
Alumina Ltd.	965,965	$1,161,380
Amcor Ltd./Australia	138,320	1,547,242
AMP Ltd.	679,499	2,362,986
APA Group	202,475	1,226,424
ASX Ltd.	124,478	4,464,225
Aurizon Holdings Ltd.	220,220	817,773
AusNet Services	526,116	600,522
Australia & New Zealand Banking Group Ltd.	350,969	7,437,894
Bendigo & Adelaide Bank Ltd.	81,900	693,642
BHP Billiton Ltd.	346,710	6,086,533
Boral Ltd.	215,215	1,031,737
Brambles Ltd.	537,618	4,716,927
Coca-Cola Amatil Ltd.	134,225	974,401
Commonwealth Bank of Australia	246,506	13,766,402
CSL Ltd.	83,720	6,403,163
Dexus Property Group	175,630	1,194,792
Goodman Group	244,790	1,264,793
GPT Group (The)	212,030	751,864
Incitec Pivot Ltd.	422,695	948,867
James Hardie Industries PLC	127,855	1,909,827
LendLease Group	96,460	992,385
Macquarie Group Ltd.	71,435	4,337,805
Medibank Pvt Ltd.	876,330	1,720,455
Mirvac Group	667,030	1,060,835
National Australia Bank Ltd.	372,190	7,930,102
Newcrest Mining Ltd.	38,220	656,124
Orica Ltd.[a]	114,205	1,415,671
Origin Energy Ltd.	355,948	1,449,093
QBE Insurance Group Ltd.	196,560	1,494,227
Rio Tinto Ltd.	70,525	2,907,623
Santos Ltd.	291,655	792,307
Scentre Group	745,885	2,389,516
Seek Ltd.	50,960	567,710
South32 Ltd.	1,200,290	2,347,337
Stockland	255,255	858,524
Suncorp Group Ltd.	414,201	3,772,779
Sydney Airport	421,785	2,009,192
Telstra Corp. Ltd.	893,165	3,384,676
Transurban Group	134,882	1,066,413
Treasury Wine Estates Ltd.	138,320	1,130,434
Vicinity Centres	603,785	1,318,622
Vocus Communications Ltd.	110,110	478,431

Security	Shares	Value
Wesfarmers Ltd.	166,211	$5,186,873
Westfield Corp.	292,290	1,979,521
Westpac Banking Corp.	476,262	11,042,679
Woodside Petroleum Ltd.	104,650	2,259,200
Woolworths Ltd.[a]	201,715	3,630,157

		127,540,085
AUSTRIA — 0.08%
Erste Group Bank AG	56,759	1,780,092
OMV AG	39,684	1,238,709
Voestalpine AG	40,040	1,414,635

		4,433,436
BELGIUM — 0.44%
Ageas	57,161	2,085,008
Anheuser-Busch InBev SA/NV	125,580	14,392,441
Groupe Bruxelles Lambert SA	38,874	3,339,209
KBC Group NVb	37,310	2,270,317
UCB SA	17,290	1,169,229

		23,256,204
BRAZIL — 0.40%
Ambev SA	500,595	2,977,464
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	500,500	2,972,156
BR Malls Participacoes SAb	474,520	1,915,557
BRF SA	91,072	1,536,158
CCR SA	182,000	997,426
Cia. de Saneamento Basico do Estado de Sao Paulo	136,500	1,453,022
Cielo SA	153,655	1,572,539
Embraer SA	182,064	986,275
Hypermarcas SA	182,000	1,538,392
Klabin SA Units	227,500	1,182,107
Natura Cosmeticos SA	136,500	1,321,948
TIM Participacoes SA	136,500	382,011
Ultrapar Participacoes SA	91,000	2,079,072

		20,914,127
CANADA — 3.21%
Agnico Eagle Mines Ltd.	61,880	3,145,134
Agrium Inc.	19,724	1,812,062
Alimentation Couche-Tard Inc. Class B	60,970	3,065,218
ARC Resources Ltd.	50,960	865,778
Bank of Montreal	106,338	6,772,626
Bank of Nova Scotia (The)	168,975	9,087,646
Barrick Gold Corp.	226,135	3,981,933

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
BCE Inc.	39,130	$1,779,207
Bombardier Inc. Class Bb	535,535	711,250
Brookfield Asset Management Inc. Class A	204,750	7,175,607
Cameco Corp.	113,529	875,027
Canadian Imperial Bank of Commerce/Canada	72,986	5,472,929
Canadian National Railway Co.	116,480	7,328,180
Canadian Natural Resources Ltd.	180,365	5,728,885
Canadian Pacific Railway Ltd.	25,480	3,645,242
Canadian Tire Corp. Ltd. Class A	7,040	684,854
Canadian Utilities Ltd. Class A	11,573	330,978
CCL Industries Inc. Class B	4,550	809,817
Cenovus Energy Inc.	123,760	1,786,798
Crescent Point Energy Corp.	81,900	975,895
Dollarama Inc.	35,035	2,620,077
Enbridge Inc.	156,520	6,764,140
Encana Corp.	166,985	1,593,537
Fairfax Financial Holdings Ltd.	4,095	2,098,907
Finning International Inc.	27,755	516,892
First Quantum Minerals Ltd.	132,405	1,258,601
Fortis Inc./Canada	23,660	779,399
Franco-Nevada Corp.	43,225	2,831,354
Gildan Activewear Inc.	63,700	1,637,355
Goldcorp Inc.	153,335	2,330,486
Husky Energy Inc.[b]	88,417	951,955
Imperial Oil Ltd.	74,779	2,427,074
Kinross Gold Corp.[b]	134,680	523,546
Magna International Inc. Class A	57,330	2,355,652
Manulife Financial Corp.	266,648	3,865,675
National Bank of Canada	28,576	1,020,868
Open Text Corp.	20,930	1,300,541
Pembina Pipeline Corp.	37,310	1,147,208
Potash Corp. of Saskatchewan Inc.	135,273	2,201,309
Power Corp. of Canada	136,179	2,923,238
Restaurant Brands International Inc.	40,495	1,801,691
Rogers Communications Inc. Class B	93,730	3,773,677
Royal Bank of Canada	200,270	12,522,012
Saputo Inc.	40,950	1,472,703
Shaw Communications Inc. Class B	164,255	3,257,525
Silver Wheaton Corp.	101,920	2,457,791
SNC-Lavalin Group Inc.	62,790	2,553,296
Sun Life Financial Inc.	96,523	3,232,917
Suncor Energy Inc.	253,540	7,614,240

Security	Shares	Value
Teck Resources Ltd. Class B	76,895	$1,661,540
TELUS Corp.	22,380	725,210
Thomson Reuters Corp.	51,509	2,031,536
Toronto-Dominion Bank (The)	256,819	11,662,007
Tourmaline Oil Corp.[b]	45,700	1,198,549
TransCanada Corp.	116,247	5,266,568
Valeant Pharmaceuticals International Inc.[b]	55,055	983,411

		169,397,553
CHILE — 0.16%
AES Gener SA	602,240	205,159
Aguas Andinas SA Series A	1,078,805	711,184
Banco de Chile	4,818,564	573,445
Banco de Credito e Inversiones	10,921	561,228
Banco Santander Chile	8,213,410	459,499
Cia. Cervecerias Unidas SA	56,875	610,798
Colbun SA	2,424,240	528,062
Empresa Nacional de Electricidad SA/Chile	491,855	339,244
Empresas CMPC SA	384,930	833,705
Empresas COPEC SA	57,330	575,985
Enersis Americas SA	3,551,275	601,410
Enersis Chile SA	3,551,275	355,497
Itau CorpBanca	40,196,520	365,345
LATAM Airlines Group SAb	106,015	1,015,266
SACI Falabella	72,353	568,042

		8,303,869
CHINA — 2.95%
58.com Inc. ADR[a,b]	10,010	418,918
Agricultural Bank of China Ltd. Class H	3,185,000	1,343,024
Alibaba Group Holding Ltd. ADR[a,b]	151,970	15,453,829
Baidu Inc.[a,b]	34,125	6,035,347
Bank of China Ltd. Class H	13,195,000	5,921,275
Beijing Enterprises Water Group Ltd.[a]	1,820,000	1,321,315
Belle International Holdings Ltd.	910,000	551,526
Brilliance China Automotive Holdings Ltd.	1,820,000	2,161,512
China Construction Bank Corp. Class H	10,354,260	7,583,924
China Evergrande Group[a]	1,796,000	1,188,093
China Galaxy Securities Co. Ltd. Class H	682,500	649,510
China Gas Holdings Ltd.[a]	1,820,000	2,774,058
China Huishan Dairy Holdings Co. Ltd.[a]	1,820,000	675,912
China Life Insurance Co. Ltd. Class H	1,820,000	4,520,165
China Mengniu Dairy Co. Ltd.	910,000	1,724,985

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
China Merchants Bank Co. Ltd. Class H	910,288	$2,220,887
China Mobile Ltd.	910,000	10,426,185
China Overseas Land & Investment Ltd.	910,000	2,810,435
China Pacific Insurance Group Co. Ltd. Class H	546,000	1,974,932
China Petroleum & Chemical Corp. Class H	4,705,200	3,428,097
China Shenhua Energy Co. Ltd. Class H	910,000	1,893,963
China Shipping Container Lines Co. Ltd. Class Ha,b	3,220,000	676,815
China Taiping Insurance Holdings Co. Ltd.[b]	364,000	703,137
China Telecom Corp. Ltd. Class H	1,820,000	941,114
China Unicom Hong Kong Ltd.	1,820,000	2,133,349
Chongqing Changan Automobile Co. Ltd. Class B	414,279	633,050
CNOOC Ltd.	2,730,000	3,474,613
Country Garden Holdings Co. Ltd.[a]	3,196,866	1,665,453
Ctrip.com International Ltd.[a,b]	39,585	1,747,678
Fang Holdings Ltd. ADR[b]	55,510	184,848
Fosun International Ltd.[a]	1,594,000	2,314,479
GCL-Poly Energy Holdings Ltd.[a]	7,962,000	1,078,048
GOME Electrical Appliances Holding Ltd.[a]	6,370,000	804,993
Great Wall Motor Co. Ltd. Class H	992,500	968,842
Guangdong Investment Ltd.	1,396,000	2,109,792
Haier Electronics Group Co. Ltd.	1,365,000	2,203,756
Hengan International Group Co. Ltd.[a]	227,500	1,811,528
Industrial & Commercial Bank of China Ltd. Class H	10,946,260	6,591,879
JD.com Inc. ADR[a,b]	72,800	1,889,160
Kunlun Energy Co. Ltd.[a]	910,000	688,821
Lenovo Group Ltd.[a]	1,820,000	1,168,765
Netease Inc.	10,920	2,806,331
New Oriental Education & Technology Group Inc. ADR[b]	30,030	1,505,404
PetróChina Co. Ltd. Class H	3,640,000	2,506,509

Security	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	1,365,000	$7,207,973
Qunar Cayman Islands Ltd. ADR[a,b]	13,650	403,631
Shimao Property Holdings Ltd.[a]	802,000	1,073,491
Sino Biopharmaceutical Ltd.	910,000	637,188
Sino-Ocean Group Holding Ltd.	3,412,500	1,421,352
TAL Education Group Class A ADR[a,b]	17,745	1,445,153
Tencent Holdings Ltd.[a]	910,000	24,149,790
TravelSky Technology Ltd. Class H	455,000	972,798
Vipshop Holdings Ltd. ADR[a,b]	53,235	727,722
Want Want China Holdings Ltd.[a]	2,730,000	1,665,139
YY Inc. ADR[b]	8,645	415,565

		155,806,058
COLOMBIA — 0.03%
Ecopetrol SAb	1,003,275	438,667
Grupo de Inversiones Suramericana SA	85,085	1,101,295

		1,539,962
CZECH REPUBLIC — 0.03%
CEZ AS	53,235	1,001,934
Komercni Banka AS	9,150	334,700
O2 Czech Republic AS	49,595	454,442

		1,791,076
DENMARK — 0.58%
Carlsberg A/S Class B	20,930	1,884,460
Chr Hansen Holding A/S	26,390	1,578,076
Danske Bank A/S	170,634	5,260,219
DSV A/S	95,828	4,637,374
Novo Nordisk A/S Class B	297,570	10,629,144
Novozymes A/S Class B	47,775	1,771,987
Pandora A/Sa	13,650	1,774,099
TDC A/Sb	211,288	1,164,144
Tryg A/S	96,460	1,881,966

		30,581,469

EGYPT — 0.04%
Commercial International Bank Egypt SAE	138,535	806,409

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
Global Telecom Holding SAE[b]	890,928	$482,589
Talaat Moustafa Group	1,105,614	705,953

		1,994,951
FINLAND — 0.27%
Fortum OYJ	53,701	894,191
Metso OYJ	63,700	1,668,888
Nokia OYJ	638,820	2,848,717
Sampo OYJ Class A	95,095	4,354,237
UPM-Kymmene OYJ	189,735	4,409,337

		14,175,370
FRANCE — 3.19%
Accor SA	61,192	2,319,917
Air Liquide SA	50,728	5,153,754
Airbus Group SE	84,175	4,996,565
Alstom SAb	39,653	1,063,653
ArcelorMittal[b]	258,440	1,738,908
Arkema SA	10,899	1,032,024
AXA SA	265,720	5,981,483
BNP Paribas SA	155,156	8,987,136
Bouygues SA	60,298	1,963,462
Capgemini SA	59,807	4,948,503
Carrefour SA	79,309	2,077,397
Christian Dior SE	7,735	1,490,204
Cie. de Saint-Gobain	89,416	3,964,332
Cie. Generale des Etablissements Michelin Class B	40,040	4,329,054
Credit Agricole SA	230,685	2,486,287
Danone SA	83,883	5,800,368
Edenred	60,655	1,403,272
Engie SA	186,550	2,686,057
Essilor International SA	52,780	5,924,603
Groupe Eurotunnel SE Registered	114,660	1,072,264
Hermes International	3,185	1,288,675
Iliad SA	5,915	1,239,097
Ingenico Group SA	7,280	575,382
Kering	16,835	3,728,738
L’Oreal SA	36,032	6,440,196
Legrand SA	38,675	2,182,947
LVMH Moet Hennessy Louis Vuitton SE	42,371	7,689,318
Orange SA	283,858	4,465,221
Pernod Ricard SA	46,410	5,512,269
Publicis Groupe SA	24,948	1,709,250
Renault SA	28,210	2,446,383
Safran SA	40,950	2,811,423

Security	Shares	Value
Sanofi	165,620	$12,882,980
Schneider Electric SE	79,309	5,315,423
SES SA	93,275	2,142,097
SFR Group SA	15,015	403,915
Societe Generale SA	106,470	4,150,295
Suez	50,542	799,205
Technip SA	38,675	2,561,539
Total SA	308,490	14,784,655
Unibail-Rodamco SE	17,575	4,180,662
Veolia Environnement SA	56,662	1,234,805
Vinci SA	66,628	4,819,023
Vivendi SA	166,804	3,368,108
Wendel SA	7,735	888,611
Zodiac Aerospace	51,415	1,249,527

		168,288,987
GERMANY — 2.90%
adidas AG	33,670	5,514,214
Allianz SE Registered	63,910	9,948,259
BASF SE	133,315	11,735,038
Bayer AG Registered	117,390	11,618,784
Bayerische Motoren Werke AG	54,145	4,710,909
Beiersdorf AG	18,655	1,640,059
Commerzbank AG	201,110	1,363,967
Continental AG	12,740	2,437,694
Daimler AG Registered	123,760	8,806,064
Deutsche Bank AG Registered[b]	192,920	2,782,006
Deutsche Boerse AGb	43,735	3,398,152
Deutsche Post AG Registered	157,920	4,886,951
Deutsche Telekom AG Registered	459,550	7,478,300
Deutsche Wohnen AG Bearer	62,790	2,045,640
E.ON SE	291,655	2,133,121
Fresenius Medical Care AG & Co. KGaA	53,690	4,367,629
Fresenius SE & Co. KGaA	51,870	3,823,261
GEA Group AG	24,115	931,168
HeidelbergCement AG	26,066	2,461,898
Henkel AG & Co. KGaA	20,020	2,201,177
Infineon Technologies AG	189,766	3,402,193
Lanxess AG	26,845	1,716,506
Linde AG	36,032	5,936,593
MAN SE	23,660	2,416,207
Merck KGaA	18,655	1,915,311
METRO AG	49,619	1,484,368
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	30,596	5,923,049

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
Osram Licht AG	43,225	$2,447,345
ProSiebenSat.1 Media SE Registered	37,765	1,625,286
RWE AGb	62,790	995,288
SAP SE	137,085	12,057,875
Siemens AG Registered	116,480	13,209,056
ThyssenKrupp AG	90,181	2,084,882
Vonovia SE	72,345	2,544,489
Zalando SEa,b,c	18,200	797,834

		152,840,573
GREECE — 0.04%
Alpha Bank AEb	310,002	530,126
Eurobank Ergasias SAb	572,880	336,603
JUMBO SA	28,304	401,798
National Bank of Greece SAb	1,389,622	284,858
Piraeus Bank SAb	2,024,022	335,029

		1,888,414
HONG KONG — 1.21%
AIA Group Ltd.	1,729,000	10,913,757
Bank of East Asia Ltd. (The)[a]	455,000	1,833,530
Cheung Kong Property Holdings Ltd.	682,516	5,056,261
CK Hutchison Holdings Ltd.[a]	568,016	7,028,006
CLP Holdings Ltd.	227,500	2,314,648
Galaxy Entertainment Group Ltd.[a]	910,000	3,737,468
Hang Lung Properties Ltd.[a]	910,000	2,008,962
Hang Seng Bank Ltd.[a]	160,400	2,897,805
Henderson Land Development Co. Ltd.	672,602	3,985,385
Hong Kong & China Gas Co. Ltd.[a]	1,345,789	2,637,832
Hong Kong Exchanges & Clearing Ltd.[a]	159,900	4,235,215
Li & Fung Ltd.[a]	1,826,000	899,479
Link REIT	455,000	3,244,615
New World Development Co. Ltd.	1,547,666	1,929,880
Sands China Ltd.	364,000	1,584,170
Swire Pacific Ltd. Class Aa	455,000	4,731,974
Techtronic Industries Co. Ltd.[a]	227,500	856,625
WH Group Ltd.[c]	910,000	738,106
Wharf Holdings Ltd. (The)[a]	455,200	3,422,137

		64,055,855
HUNGARY — 0.05%
OTP Bank PLC	85,797	2,411,712

		2,411,712

Security	Shares	Value
INDIA — 0.75%
Dr. Reddy’s Laboratories Ltd. ADR[a]	93,900	$4,628,331
ICICI Bank Ltd. ADR	534,625	4,432,041
Infosys Ltd. ADR	528,863	8,070,449
Larsen & Toubro Ltd. GDR[a,d]	217,945	4,794,790
Reliance Industries Ltd. GDR[c]	240,831	7,634,343
Tata Motors Ltd. ADR[a]	118,362	4,664,646
Wipro Ltd. ADR[a]	568,750	5,499,813

		39,724,413
INDONESIA — 0.32%
Astra International Tbk PT	4,095,000	2,581,344
Bank Central Asia Tbk PT	3,594,500	4,276,871
Bank Mandiri Persero Tbk PT	1,137,957	1,000,771
Bank Negara Indonesia Persero Tbk PT	1,912,188	817,018
Bank Rakyat Indonesia Persero Tbk PT	1,820,000	1,701,717
Charoen Pokphand Indonesia Tbk PT	2,069,945	586,971
Indocement Tunggal Prakarsa Tbk PT	346,800	437,221
Indofood Sukses Makmur Tbk PT	1,252,800	816,125
Kalbe Farma Tbk PT	5,141,500	685,638
Perusahaan Gas Negara Persero Tbk PT	1,592,500	312,446
Semen Indonesia Persero Tbk PT	682,500	515,223
Telekomunikasi Indonesia Persero Tbk PT	5,460,000	1,765,880
Unilever Indonesia Tbk PT	227,500	775,449
United Tractors Tbk PT	475,606	788,242

		17,060,916

IRELAND — 0.12%
Bank of Ireland[b]	3,993,535	853,655
CRH PLC	89,180	2,900,025
Kerry Group PLC Class A	22,750	1,649,436
Paddy Power Betfair PLC	8,645	893,648

		6,296,764
ISRAEL — 0.21%
Israel Chemicals Ltd.	154,385	549,092
Mizrahi Tefahot Bank Ltd.	93,275	1,214,297
Mobileye NVb	22,295	828,928
Nice Ltd.	39,585	2,625,120
Teva Pharmaceutical Industries Ltd.	146,055	6,111,136

		11,328,573

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
ITALY — 0.67%
Assicurazioni Generali SpA	104,854	$1,352,855
Atlantia SpA	108,290	2,648,365
CNH Industrial NV	252,980	1,963,403
Enel SpA	765,321	3,288,665
Eni SpA	328,055	4,750,501
Ferrari NV	20,020	1,052,966
Fiat Chrysler Automobiles NVa	159,705	1,167,708
Intesa Sanpaolo SpA	1,923,285	4,448,525
Leonardo-Finmeccanica SpA[b]	218,940	2,664,023
Luxottica Group SpA[a]	34,580	1,719,065
Mediobanca SpA	272,545	1,994,249
Snam SpA	676,585	3,561,512
Telecom Italia SpA/Milano[a,b]	1,837,745	1,592,491
Tenaris SA	33,215	468,965
UniCredit SpA	746,655	1,849,773
Unione di Banche Italiane SpA[a]	377,195	1,038,665

		35,561,731
JAPAN — 8.08%
Acom Co. Ltd.[a,b]	273,000	1,257,382
Aeon Co. Ltd.	227,500	3,145,620
Aisin Seiki Co. Ltd.	91,000	3,996,431
Ajinomoto Co. Inc.	91,000	2,023,329
Asahi Group Holdings Ltd.	136,500	4,872,356
ASICS Corp.	136,500	2,912,242
Astellas Pharma Inc.	455,000	6,752,367
Bandai Namco Holdings Inc.	91,000	2,727,792
Bridgestone Corp.	138,900	5,174,797
Canon Inc.	182,000	5,225,237
Casio Computer Co. Ltd.[a]	91,000	1,269,506
Central Japan Railway Co.	45,500	7,735,238
Chugoku Electric Power Co. Inc. (The)	136,500	1,595,109
Concordia Financial Group Ltd.	728,000	3,375,188
Dai-ichi Life Holdings Inc.	182,000	2,668,906
Daiichi Sankyo Co. Ltd.	182,000	4,374,858
Daikin Industries Ltd.	45,500	4,364,467
Daiwa House Industry Co. Ltd.	45,500	1,249,588
Daiwa Securities Group Inc.	455,000	2,717,833
Denso Corp.	136,500	5,929,700
East Japan Railway Co.	91,000	8,016,244
Eisai Co. Ltd.	45,500	2,900,119
FANUC Corp.	45,500	8,521,102
Fast Retailing Co. Ltd.	9,000	3,036,970
Fuji Heavy Industries Ltd.	91,100	3,549,159

Security	Shares	Value
FUJIFILM Holdings Corp.	136,500	$5,163,320
Fujitsu Ltd.	455,000	2,697,916
Hitachi Ltd.	910,000	4,842,480
Honda Motor Co. Ltd.	273,000	8,167,788
Hoya Corp.	91,000	3,797,259
ITOCHU Corp.	227,500	2,876,088
Japan Tobacco Inc.	182,000	6,917,334
JFE Holdings Inc.	91,000	1,304,577
JTEKT Corp.	69,800	1,032,869
JX Holdings Inc.	522,880	2,069,428
Kakaku.com Inc.	91,000	1,528,429
Kansai Electric Power Co. Inc. (The)[b]	136,500	1,304,794
Kao Corp.	136,500	7,020,816
KDDI Corp.	273,000	8,292,487
Keikyu Corp.	455,000	4,585,288
Keyence Corp.	10,000	7,333,111
Kintetsu Group Holdings Co. Ltd.	910,000	3,671,694
Kobe Steel Ltd.[b]	91,000	751,658
Komatsu Ltd.	182,000	4,057,915
Kyocera Corp.	91,000	4,425,084
Kyushu Electric Power Co. Inc.	182,000	1,650,531
Marubeni Corp.	455,000	2,393,096
Mazda Motor Corp.	91,000	1,495,956
Mitsubishi Chemical Holdings Corp.	637,000	4,188,676
Mitsubishi Corp.	227,500	4,959,818
Mitsubishi Electric Corp.	455,000	6,159,181
Mitsubishi Heavy Industries Ltd.	910,000	3,891,650
Mitsubishi UFJ Financial Group Inc.	1,911,000	9,903,703
Mitsui & Co. Ltd.	318,500	4,419,023
Mitsui Fudosan Co. Ltd.	165,000	3,753,461
Mizuho Financial Group Inc.	3,503,500	5,904,457
MS&AD Insurance Group Holdings Inc.	91,000	2,703,545
Murata Manufacturing Co. Ltd.	45,500	6,351,858
NEC Corp.	592,000	1,583,023
Nidec Corp.	45,800	4,432,469
Nippon Steel & Sumitomo Metal Corp.	136,834	2,706,471
Nippon Telegraph & Telephone Corp.	136,500	6,053,100
Nissan Motor Co. Ltd.	455,000	4,626,421
Nitto Denko Corp.	45,500	3,172,032
Nomura Holdings Inc.	573,600	2,873,868
Nomura Real Estate Master Fund Inc.	1,820	2,944,283
NTT DOCOMO Inc.	251,320	6,314,988
Olympus Corp.	45,500	1,623,686

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
Ono Pharmaceutical Co. Ltd.	91,000	$2,309,530
ORIX Corp.	341,600	5,414,044
Panasonic Corp.	364,000	3,799,857
Rakuten Inc.	227,500	2,624,958
Resona Holdings Inc.	455,000	2,017,700
SBI Holdings Inc./Japan	318,530	3,788,957
Secom Co. Ltd.	45,500	3,283,309
Seven & I Holdings Co. Ltd.	182,000	7,591,055
Seven Bank Ltd.	591,500	1,818,095
Shin-Etsu Chemical Co. Ltd.	91,000	6,902,612
Shionogi & Co. Ltd.	45,500	2,241,985
Shiseido Co. Ltd.	45,500	1,172,518
SoftBank Group Corp.	136,500	8,575,658
Sony Corp.	227,500	7,276,276
Sumitomo Chemical Co. Ltd.	455,000	2,156,254
Sumitomo Corp.	341,600	3,931,724
Sumitomo Electric Industries Ltd.	341,600	5,053,216
Sumitomo Mitsui Financial Group Inc.	182,000	6,326,745
Sumitomo Mitsui Trust Holdings Inc.	91,008	3,074,448
Suruga Bank Ltd.	91,000	2,221,202
Suzuki Motor Corp.	91,000	3,230,052
T&D Holdings Inc.	182,000	2,201,285
Takeda Pharmaceutical Co. Ltd.	136,500	6,105,058
TDK Corp.	45,500	3,143,455
Terumo Corp.	91,000	3,520,150
Tohoku Electric Power Co. Inc.	182,000	2,225,532
Tokio Marine Holdings Inc.	182,000	7,185,783
Tokyo Electric Power Co. Holdings Inc.[b]	318,500	1,236,599
Tokyo Electron Ltd.	45,500	4,108,141
Tokyo Gas Co. Ltd.	455,000	2,061,864
Toray Industries Inc.	455,000	4,238,036
Toshiba Corp.[b]	910,000	3,299,329
Toyota Motor Corp.	409,500	23,688,923
USS Co. Ltd.	182,000	3,079,374

		426,240,895
MALAYSIA — 0.29%
AirAsia Bhd[a]	1,183,000	781,146
Alliance Financial Group Bhd	955,500	908,807
CIMB Group Holdings Bhd	691,400	829,021
DiGi.Com Bhd[a]	728,000	872,906
Genting Bhd	182,400	340,886

Security	Shares	Value
Genting Plantations Bhd	182,000	$477,235
Hong Leong Bank Bhd	115,300	366,101
Hong Leong Financial Group Bhd	227,500	852,515
IHH Healthcare Bhd	1,274,000	1,943,647
IJM Corp. Bhd	364,020	286,357
IOI Properties Group Bhd	682,515	398,608
Lafarge Malaysia Bhd	273,000	527,127
Malaysia Airports Holdings Bhd	273,000	431,464
Maxis Bhd[a]	457,000	649,278
Petronas Gas Bhd	136,500	715,852
PPB Group Bhd	182,000	699,366
Public Bank Bhd	352,870	1,670,560
RHB Bank Bhd	183,738	211,550
RHB Bank Bhd New	146,400	—
Sapurakencana Petroleum Bhd[b]	1,638,000	632,553
Telekom Malaysia Bhd[a]	591,500	922,148
Tenaga Nasional Bhd	182,000	622,141
YTL Power International Bhd	910,290	332,001

		15,471,269
MEXICO — 0.43%
Alfa SAB de CV	788,300	1,201,259
America Movil SAB de CV	4,641,000	3,089,476
Cemex SAB de CV CPO[b]	3,139,537	2,730,976
Fomento Economico Mexicano SAB de CV	546,000	5,263,315
Gentera SAB de CV	1,001,000	1,985,235
Grupo Financiero Banorte SAB de CV	409,500	2,423,578
Grupo Mexico SAB de CV Series B	591,528	1,464,706
Grupo Televisa SAB	364,000	1,799,920
Mexichem SAB de CV	273,047	656,213
Wal-Mart de Mexico SAB de CVa	1,092,000	2,321,897

		22,936,575
NETHERLANDS — 1.06%
Aegon NV	272,090	1,171,586
Akzo Nobel NV	59,380	3,832,639
Altice NV Class Aa,b	72,800	1,340,697
ASML Holding NV	49,643	5,251,402
Gemalto NVa	16,835	914,145
Heineken NV	43,680	3,593,546
ING Groep NV	518,282	6,814,850
Koninklijke Ahold Delhaize NV	165,099	3,763,512
Koninklijke DSM NV	25,480	1,636,209

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
Koninklijke KPN NV	628,355	$2,046,434
Koninklijke Philips NV	178,933	5,386,181
NXP Semiconductors NVb	36,855	3,685,500
RELX NV	363,160	6,120,728
Unilever NV CVA	192,553	8,058,907
Wolters Kluwer NV	57,330	2,215,606

		55,831,942
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	259,639	1,224,065

		1,224,065
NORWAY — 0.21%
DNB ASA	141,960	2,055,908
Orkla ASA	428,846	4,056,430
Statoil ASA	97,431	1,598,768
Telenor ASA	184,275	2,936,716
Yara International ASA	14,112	499,391

		11,147,213
PERU — 0.04%
Credicorp Ltd.	15,194	2,259,044

		2,259,044
PHILIPPINES — 0.19%
Aboitiz Equity Ventures Inc.	351,040	565,463
Aboitiz Power Corp.	1,157,000	1,097,922
Alliance Global Group Inc.	864,500	254,588
Ayala Land Inc.	1,228,500	919,678
Bank of the Philippine Islands	639,249	1,334,670
BDO Unibank Inc.	687,052	1,600,485
Jollibee Foods Corp.	360,320	1,770,998
Metropolitan Bank & Trust Co.	173,017	290,491
PLDT Inc.	9,150	289,112
Security Bank Corp.	131,950	600,584
SM Prime Holdings Inc.	2,242,625	1,245,838

		9,969,829
POLAND — 0.14%
Alior Bank SAb	84,508	1,012,374
Bank Handlowy w Warszawie SA	16,100	317,881
Bank Millennium SAb	605,605	887,824
Bank Pekao SA	16,835	517,773
CCC SA	10,010	506,369
Cyfrowy Polsat SAb	120,575	741,981
Eurocash SA	29,120	294,170

Security	Shares	Value
KGHM Polska Miedz SA	16,835	$304,034
mBank SAb	7,280	654,411
Polski Koncern Naftowy ORLEN SA	16,380	323,784
Powszechna Kasa Oszczednosci Bank Polski SA	156,916	1,095,583
Synthos SAb	734,557	884,637

		7,540,821
PORTUGAL — 0.08%
Banco Espirito Santo SA Registered[b]	1	—
EDP – Energias de Portugal SA	581,490	1,919,300
Jeronimo Martins SGPS SA	122,850	2,110,251

		4,029,551
QATAR — 0.10%
Ezdan Holding Group QSC	150,150	647,349
Masraf Al Rayan QSC	152,880	1,452,581
Ooredoo QSC	29,575	787,790
Qatar Insurance Co. SAQ	33,124	796,821
Qatar National Bank SAQ	36,679	1,611,578
Vodafone Qatar QSC[b]	89,180	257,385

		5,553,504
RUSSIA — 0.37%
Lukoil PJSC ADR	96,915	4,711,038
Magnit PJSC GDR[d]	88,725	3,521,495
MMC Norilsk Nickel PJSC ADR	50,163	759,217
Mobile TeleSystems PJSC ADR	281,132	2,167,528
Novatek OJSC GDR[d]	35,945	3,842,521
Surgutneftegas OJSC ADR	203,620	887,783
Tatneft PJSC ADR	107,820	3,608,735

		19,498,317
SINGAPORE — 0.38%
Ascendas REIT[a]	1,466,599	2,497,191
CapitaLand Ltd.[a]	1,774,500	3,939,367
CapitaLand Mall Trust[a]	1,365,000	2,029,995
Genting Singapore PLC	1,365,000	730,602
Global Logistic Properties Ltd.[a]	682,500	870,348
Hutchison Port Holdings Trust	1,365,000	607,425
Keppel Corp. Ltd.[a]	413,900	1,570,078
Noble Group Ltd.[a,b]	4,411,700	526,146
Oversea-Chinese Banking Corp. Ltd.[a]	409,500	2,494,834
Singapore Press Holdings Ltd.[a]	236,000	630,735
Singapore Telecommunications Ltd.	1,501,500	4,185,516

		20,082,237

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
SOUTH AFRICA — 0.77%
Brait SEa,b	146,275	$971,984
Capitec Bank Holdings Ltd.	29,120	1,479,488
FirstRand Ltd.	1,087,905	3,898,948
Fortress Income Fund Ltd.	282,100	670,805
Gold Fields Ltd.	133,315	541,962
Growthpoint Properties Ltd.	642,005	1,197,108
MMI Holdings Ltd./South Africa	565,110	947,683
Mr. Price Group Ltd.	95,550	1,089,408
MTN Group Ltd.	244,799	2,112,906
Naspers Ltd. Class N	70,525	11,821,209
PSG Group Ltd.	63,700	995,482
Redefine Properties Ltd.	1,493,310	1,282,591
Sanlam Ltd.	829,465	4,021,052
Sappi Ltd.[b]	330,330	1,837,549
Sasol Ltd.	91,087	2,529,560
Standard Bank Group Ltd.	381,773	4,050,914
Woolworths Holdings Ltd./South Africa	208,390	1,207,294

		40,655,943
SOUTH KOREA — 1.55%
AmorePacific Corp.	7,735	2,426,799
AmorePacific Group	11,375	1,471,269
BGF retail Co. Ltd.	4,550	691,894
Celltrion Inc.[b]	17,834	1,655,207
CJ CheilJedang Corp.	3,185	972,827
CJ Corp.	1,820	277,553
CJ E&M Corp.	4,550	277,951
Coway Co. Ltd.	7,590	594,332
Doosan Heavy Industries & Construction Co. Ltd.	31,395	718,854
GS Engineering & Construction Corp.[a,b]	38,675	905,825
GS Retail Co. Ltd.	7,280	310,478
Hana Financial Group Inc.	35,328	1,012,679
Hankook Tire Co. Ltd.	10,465	504,844
Hanmi Pharm Co. Ltd.	1,398	442,277
Hanmi Science Co. Ltd.	4,194	278,928
Hanssem Co. Ltd.[a]	4,095	635,231
Hanwha Corp.	46,410	1,514,891
Hyundai Development Co. Engineering & Construction	8,177	346,589
Hyundai Engineering & Construction Co. Ltd.	10,470	379,272
Hyundai Glovis Co. Ltd.	3,640	551,925

Security	Shares	Value
Hyundai Heavy Industries Co. Ltd.[a,b]	13,650	$1,735,700
Hyundai Marine & Fire Insurance Co. Ltd.	8,556	264,326
Hyundai Mobis Co. Ltd.	8,190	1,961,162
Hyundai Motor Co.	20,475	2,505,134
Hyundai Steel Co.	6,825	294,652
KB Financial Group Inc.	52,263	1,932,030
KCC Corp.	2,730	965,073
Kia Motors Corp.	31,395	1,116,693
Korea Aerospace Industries Ltd. Class A	27,755	1,571,793
Korea Electric Power Corp.	35,945	1,547,119
Korea Zinc Co. Ltd.	1,820	723,706
KT Corp.	49,140	1,387,129
KT&G Corp.	15,606	1,541,165
LG Chem Ltd.	6,370	1,372,257
LG Corp.	11,380	609,652
LG Display Co. Ltd.	31,513	751,850
LG Electronics Inc.	16,380	684,260
LG Household & Health Care Ltd.	910	652,130
Lotte Chemical Corp.	7,280	1,835,508
Lotte Confectionery Co. Ltd.[a]	4,243	711,956
Lotte Shopping Co. Ltd.	1,820	363,443
Mirae Asset Securities Co. Ltd.	14,105	279,203
NAVER Corp.	3,952	2,959,899
NCsoft Corp.	2,275	525,879
OCI Co. Ltd.[a,b]	13,650	1,079,594
Orion Corp./Republic of Korea	467	291,811
Ottogi Corp.	455	261,647
POSCO	8,982	1,860,375
Samsung C&T Corp.	8,653	1,221,289
Samsung Electronics Co. Ltd.	14,560	20,855,442
Samsung Fire & Marine Insurance Co. Ltd.	4,550	1,159,122
Samsung SDI Co. Ltd.	7,397	609,602
Shinhan Financial Group Co. Ltd.	55,935	2,143,544
SK Holdings Co. Ltd.	6,825	1,333,089
SK Hynix Inc.	81,445	2,918,283
SK Innovation Co. Ltd.	19,565	2,590,428
SK Telecom Co. Ltd.	5,005	977,599
Woori Bank	43,225	472,198

		82,035,367
SPAIN — 0.99%
ACS Actividades de Construccion y Servicios SA	82,626	2,529,750

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
Amadeus IT Holding SA Class A	66,430	$3,131,285
Banco Bilbao Vizcaya Argentaria SA	859,243	6,195,835
Banco de Sabadell SA	1,271,274	1,698,763
Banco Popular Espanol SAa	1,219,400	1,335,370
Banco Santander SA	1,670,764	8,199,590
Bankia SA	1,508,780	1,326,448
Distribuidora Internacional de Alimentacion SA	136,955	732,185
Ferrovial SA	86,348	1,677,755
Grifols SA	91,374	1,803,957
Iberdrola SA	841,755	5,729,244
Industria de Diseno Textil SA	202,930	7,083,982
International Consolidated Airlines Group SA	274,365	1,455,072
Red Electrica Corp. SA	51,216	1,066,998
Repsol SA	249,433	3,490,315
Telefonica SA	466,375	4,734,086

		52,190,635
SWEDEN — 0.90%
Atlas Copco AB Class A	237,055	6,963,318
Boliden AB	101,010	2,343,446
Electrolux AB Class B	22,295	528,615
Hennes & Mauritz AB Class B	156,065	4,395,734
Hexagon AB Class B	27,739	972,241
Investor AB Class B	67,111	2,388,665
Lundin Petroleum ABa,b	59,150	1,065,441
Millicom International Cellular SA SDR	9,100	400,555
Nordea Bank AB	501,866	5,282,068
Sandvik AB	280,280	3,190,684
Skandinaviska Enskilda Banken AB Class A	222,427	2,247,323
SKF AB Class B	58,164	987,076
Svenska Cellulosa AB SCA Class B	40,495	1,148,664
Svenska Handelsbanken AB Class A	354,445	4,840,395
Swedbank AB Class A	132,405	3,105,570
Telefonaktiebolaget LM Ericsson Class B	515,515	2,498,289
Telia Co. AB	345,351	1,381,940
Volvo AB Class B	333,804	3,589,091

		47,329,115
SWITZERLAND — 2.85%
ABB Ltd. Registered	331,360	6,835,619

Security	Shares	Value
Actelion Ltd. Registered	25,935	$3,750,334
Adecco Group AG Registered	22,295	1,326,788
Aryzta AG	13,650	600,164
Barry Callebaut AG Registered	1,365	1,700,556
Cie. Financiere Richemont SA Class A Registered	85,698	5,515,904
Credit Suisse Group AG Registered	229,981	3,214,013
Galenica AG Registered	1,365	1,369,279
Geberit AG Registered	5,460	2,311,763
Givaudan SA Registered	2,275	4,405,526
Julius Baer Group Ltd.	62,892	2,550,913
Kuehne + Nagel International AG Registered	3,640	493,971
LafargeHolcim Ltd. Registered	72,800	3,890,666
Lonza Group AG Registered	23,205	4,383,349
Nestle SA Registered	437,255	31,725,196
Novartis AG Registered	311,220	22,155,818
Roche Holding AG	97,370	22,400,318
Schindler Holding AG Participation Certificates	3,185	592,296
Schindler Holding AG Registered	3,640	673,597
SGS SA Registered	910	1,845,950
Sonova Holding AG Registered	4,095	549,506
Swatch Group AG (The) Bearer[a]	5,460	1,643,687
Swiss Prime Site AG Registered	9,386	778,766
Swiss Re AG	62,419	5,800,694
Swisscom AG Registered	3,185	1,458,034
Syngenta AG Registered	15,258	6,103,817
UBS Group AG	485,004	6,866,272
Zurich Insurance Group AG	20,046	5,248,164

		150,190,960
TAIWAN — 1.34%
Acer Inc.	2,275,000	1,045,314
Advanced Semiconductor Engineering Inc.	2,275,524	2,675,178
Chang Hwa Commercial Bank Ltd.	2,279,392	1,166,511
China Airlines Ltd.	3,185,000	963,852
China Development Financial Holding Corp.	1,860,000	466,216
China Steel Corp.	1,406,305	1,016,042
Chunghwa Telecom Co. Ltd.	1,365,140	4,671,952
CTBC Financial Holding Co. Ltd.	1,451,142	781,729

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
E.Sun Financial Holding Co. Ltd.	1,365,418	$776,654
EVA Airways Corp.	2,402,660	1,157,266
Far EasTone Telecommunications Co. Ltd.	455,000	1,075,592
First Financial Holding Co. Ltd.	954,042	500,337
Formosa Plastics Corp.	473,160	1,280,452
Formosa Taffeta Co. Ltd.	455,000	415,242
Highwealth Construction Corp.	455,000	674,047
Hon Hai Precision Industry Co. Ltd.	2,422,500	6,548,024
Hua Nan Financial Holdings Co. Ltd.	2,299,452	1,169,491
Inotera Memories Inc.[b]	910,000	852,111
MediaTek Inc.	455,000	3,460,350
Mega Financial Holding Co. Ltd.	985,287	674,394
Nan Ya Plastics Corp.	460,830	959,409
Phison Electronics Corp.	455,000	3,229,660
Siliconware Precision Industries Co. Ltd.	856,454	1,295,910
SinoPac Financial Holdings Co. Ltd.	1,154,148	333,179
Taishin Financial Holding Co. Ltd.	998,356	365,397
Taiwan Business Bank	7,280,290	1,840,980
Taiwan Cooperative Financial Holding Co. Ltd.	3,469,682	1,522,779
Taiwan Mobile Co. Ltd.	455,000	1,593,203
Taiwan Semiconductor Manufacturing Co. Ltd.	4,095,000	24,460,350
Uni-President Enterprises Corp.	1,114,600	2,158,031
United Microelectronics Corp.	5,005,000	1,863,543

		70,993,195
THAILAND — 0.21%
Bangkok Dusit Medical Services PCL NVDR	2,229,500	1,452,464
Bangkok Expressway & Metro PCL[a]	5,505,500	1,171,969
BEC World PCL NVDR[a]	1,274,000	746,253
Central Pattana PCL NVDR	1,163,000	1,852,625
Charoen Pokphand Foods PCL NVDR	1,729,000	1,556,211
Energy Absolute PCL NVDR[a]	1,547,000	1,248,739
Glow Energy PCL NVDR	522,800	1,150,242
Indorama Ventures PCL NVDR	1,865,533	1,559,164
Kasikornbank PCL NVDR[a]	91,023	447,345

		11,185,012
TURKEY — 0.14%
Akbank TAS	235,690	629,461

Security	Shares	Value
Anadolu Efes Biracilik ve Malt Sanayii AS	62,098	$379,220
Arcelik AS	90,181	595,275
BIM Birlesik Magazalar AS	37,636	612,570
Coca-Cola Icecek AS	37,841	427,713
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	830,375	847,390
TAV Havalimanlari Holding AS	94,087	386,490
Turk Hava Yollari AOa,b	350,437	615,645
Turkiye Garanti Bankasi AS	432,250	1,173,959
Turkiye Halk Bankasi AS	94,640	287,293
Turkiye Sise ve Cam Fabrikalari AS	720,443	756,145
Turkiye Vakiflar Bankasi Tao Class Da	412,230	609,715

		7,320,876
UNITED ARAB EMIRATES — 0.09%
Abu Dhabi Commercial Bank PJSC	386,750	646,496
Aldar Properties PJSC	1,654,380	1,189,067
DP World Ltd.	49,399	886,712
Dubai Financial Market PJSC	1,342,133	420,205
Emaar Properties PJSC	735,735	1,396,116

		4,538,596
UNITED KINGDOM — 6.01%
3i Group PLC	507,135	4,154,571
Aggreko PLC	52,780	516,479
Anglo American PLC[b]	207,935	2,871,245
Antofagasta PLC[a]	70,525	467,545
Ashtead Group PLC	35,035	546,655
AstraZeneca PLC	186,550	10,449,577
Auto Trader Group PLC[c]	301,665	1,380,030
Aviva PLC	421,429	2,278,306
BAE Systems PLC	564,250	3,737,243
Barclays PLC	2,180,218	5,065,458
Barratt Developments PLC	60,060	332,686
Berkeley Group Holdings PLC	6,825	196,567
BHP Billiton PLC	264,355	3,984,361
BP PLC	2,445,170	14,439,933
British American Tobacco PLC	262,990	15,063,677
British Land Co. PLC (The)	384,491	2,748,483
BT Group PLC	1,173,460	5,386,150
Burberry Group PLC	70,070	1,261,840

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
Capita PLC	52,325	$374,358
Carnival PLC	60,448	2,904,806
Centrica PLC	1,070,160	2,798,648
Compass Group PLC	381,745	6,902,532
Diageo PLC	308,598	8,211,642
Experian PLC	351,715	6,754,600
Fresnillo PLC	87,360	1,749,188
GlaxoSmithKline PLC	703,055	13,892,552
Glencore PLC[b]	1,682,135	5,134,296
HSBC Holdings PLC	2,643,550	19,887,915
Imperial Brands PLC	137,085	6,620,204
Inmarsat PLC	186,095	1,593,832
Intertek Group PLC	28,665	1,196,201
J Sainsbury PLC	486,840	1,491,307
Johnson Matthey PLC	82,113	3,418,585
Kingfisher PLC	189,280	834,935
Land Securities Group PLC	251,757	3,070,627
Legal & General Group PLC	1,612,792	4,123,206
Liberty Global PLC LiLAC Class Cb	24,246	670,159
Lloyds Banking Group PLC	7,209,930	5,040,370
London Stock Exchange Group PLC	17,501	600,412
Marks & Spencer Group PLC	472,745	1,965,279
Mediclinic International PLC	28,665	317,249
National Grid PLC	558,747	7,265,154
Next PLC	18,655	1,096,887
Old Mutual PLC	1,255,800	3,089,410
Pearson PLC	217,726	2,013,599
Persimmon PLC	16,380	338,772
Petrofac Ltd.	45,955	452,499
Prudential PLC	392,437	6,393,940
Randgold Resources Ltd.	41,310	3,651,521
Reckitt Benckiser Group PLC	82,933	7,404,624
RELX PLC	374,525	6,680,532
Rio Tinto PLC	174,720	6,057,097
Rolls-Royce Holdings PLC	365,365	3,240,728
Rolls-Royce Holdings PLC New[b]	16,806,790	20,519
Royal Bank of Scotland Group PLC[b]	374,010	863,485
Royal Dutch Shell PLC Class A	534,170	13,294,446
Royal Dutch Shell PLC Class B	547,820	14,145,825
RSA Insurance Group PLC	94,185	635,322
Severn Trent PLC	20,475	581,952
Shire PLC	154,248	8,756,943

Security	Shares	Value
Sky PLC	185,234	$1,849,925
Smith & Nephew PLC	244,480	3,531,085
SSE PLC	189,350	3,678,032
Standard Chartered PLC[b]	505,050	4,389,686
Standard Life PLC	697,784	2,877,801
Tate & Lyle PLC	60,515	576,285
Taylor Wimpey PLC	604,695	1,046,131
Tesco PLC[b]	1,120,694	2,883,598
Unilever PLC	202,106	8,433,956
Vedanta Ltd. ADR	223,860	2,699,752
Vodafone Group PLC	3,917,095	10,750,792
Weir Group PLC (The)	46,410	963,253
Wm Morrison Supermarkets PLC	626,080	1,731,323
Wolseley PLC	78,501	4,074,237
WPP PLC	335,570	7,284,419

		317,187,239
UNITED STATES — 52.57%
3M Co.	101,465	16,772,164
Abbott Laboratories	208,448	8,179,500
AbbVie Inc.	220,675	12,309,251
Accenture PLC Class A	110,110	12,799,186
Activision Blizzard Inc.	81,900	3,535,623
Acuity Brands Inc.	5,460	1,220,692
Adient PLC[b]	21,892	996,282
Adobe Systems Inc.[b]	102,830	11,055,253
Advance Auto Parts Inc.	13,195	1,848,356
AES Corp./VA	241,762	2,845,539
Aetna Inc.	49,595	5,324,023
Aflac Inc.	72,970	5,025,444
AGCO Corp.	22,929	1,171,213
Agilent Technologies Inc.	27,300	1,189,461
Air Products & Chemicals Inc.	39,130	5,220,725
Akamai Technologies Inc.[b]	34,220	2,377,263
Alcoa Inc.	51,564	1,480,918
Alexion Pharmaceuticals Inc.[b]	34,580	4,512,690
Alleghany Corp.[b]	1,908	984,929
Allergan PLC[b]	53,235	11,122,921
Alliant Energy Corp.	53,235	2,025,592
Allstate Corp. (The)	97,825	6,642,318
Alphabet Inc. Class Ab	40,950	33,165,405
Alphabet Inc. Class Cb	42,315	33,197,810
Altria Group Inc.	291,200	19,254,144
Amazon.com Inc.[b]	56,420	44,561,644
Ameren Corp.	32,760	1,636,362
American Electric Power Co. Inc.	107,395	6,963,492

267

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
American Express Co.	136,179	$9,045,009
American International Group Inc.	195,195	12,043,531
American Tower Corp.	92,365	10,824,254
American Water Works Co. Inc.	43,680	3,234,067
Ameriprise Financial Inc.	31,850	2,815,222
AmerisourceBergen Corp.	18,655	1,311,820
AMETEK Inc.	15,015	662,162
Amgen Inc.	103,740	14,643,938
Amphenol Corp. Class A	28,210	1,859,885
Anadarko Petroleum Corp.	78,403	4,660,274
Annaly Capital Management Inc.	187,005	1,937,372
Anthem Inc.	43,680	5,322,845
Aon PLC	28,210	3,126,514
Apache Corp.	53,243	3,166,894
Apple Inc.	783,510	88,959,725
Applied Materials Inc.	231,140	6,721,551
Archer-Daniels-Midland Co.	103,771	4,521,302
AT&T Inc.	834,925	30,716,891
Autodesk Inc.[b]	35,035	2,532,330
Autoliv Inc.	9,555	924,733
Automatic Data Processing Inc.	111,930	9,744,626
AutoZone Inc.[b]	3,185	2,363,780
AvalonBay Communities Inc.	15,470	2,648,155
Baker Hughes Inc.	66,628	3,691,191
Bank of America Corp.	1,437,376	23,716,704
Bank of New York Mellon Corp. (The)	157,014	6,793,996
Baxter International Inc.	78,594	3,740,288
BB&T Corp.	138,897	5,444,762
Becton Dickinson and Co.	40,737	6,840,150
Bed Bath & Beyond Inc.	50,505	2,041,412
Berkshire Hathaway Inc. Class Bb	167,440	24,161,592
Best Buy Co. Inc.	58,240	2,266,118
Biogen Inc.[b]	33,670	9,433,661
BioMarin Pharmaceutical Inc.[b]	14,105	1,135,735
BlackRock Inc.[e]	13,382	4,566,474
Boeing Co. (The)	88,270	12,572,296
BorgWarner Inc.	25,025	896,896
Boston Properties Inc.	28,888	3,480,426
Boston Scientific Corp.[b]	294,840	6,486,480
Bristol-Myers Squibb Co.	254,054	12,933,889
Broadcom Ltd.	62,790	10,691,881
Brown-Forman Corp. Class B	11,830	546,191
Bunge Ltd.	15,925	987,509
CA Inc.	131,950	4,056,143

Security	Shares	Value
Cabot Oil & Gas Corp.	80,080	$1,672,070
Calpine Corp.[b]	77,350	920,465
Capital One Financial Corp.	78,403	5,804,958
Cardinal Health Inc.	65,065	4,469,315
CarMax Inc.[b]	27,300	1,363,362
Carnival Corp.	83,265	4,088,312
Caterpillar Inc.	80,215	6,694,744
CBRE Group Inc. Class Ab	47,775	1,230,684
CBS Corp. Class B NVS	104,195	5,899,521
Celanese Corp. Series A	14,105	1,028,537
Celgene Corp.[b]	112,840	11,529,991
CenturyLink Inc.	88,946	2,364,185
Cerner Corp.[b]	29,575	1,732,504
CF Industries Holdings Inc.	32,328	776,195
CH Robinson Worldwide Inc.	47,775	3,254,433
Charles Schwab Corp. (The)	228,175	7,233,147
Charter Communications Inc. Class Ab	26,845	6,708,297
Cheniere Energy Inc.[b]	47,320	1,783,964
Chevron Corp.	253,435	26,547,316
Chipotle Mexican Grill Inc.[a,b]	4,550	1,641,458
Chubb Ltd.	65,136	8,272,272
Church & Dwight Co. Inc.	57,568	2,778,232
Cigna Corp.	46,865	5,568,968
Cisco Systems Inc.	702,975	21,567,273
CIT Group Inc.	33,670	1,223,231
Citigroup Inc.	423,241	20,802,295
Citrix Systems Inc.[b]	25,935	2,199,288
Clorox Co. (The)	20,630	2,476,013
CME Group Inc.	45,777	4,582,278
CMS Energy Corp.	42,770	1,802,756
Coach Inc.	55,510	1,992,254
Coca-Cola Co. (The)	541,480	22,958,752
Cognizant Technology Solutions Corp. Class Ab	113,750	5,841,063
Colgate-Palmolive Co.	144,710	10,326,506
Comcast Corp. Class A	365,820	22,614,992
Comerica Inc.	50,050	2,607,105
ConAgra Foods Inc.	134,680	6,488,882
Concho Resources Inc.[b]	20,930	2,656,854
ConocoPhillips	159,125	6,913,981
Consolidated Edison Inc.	39,585	2,990,647
Constellation Brands Inc. Class A	25,935	4,334,257
Core Laboratories NV	10,010	970,670
Corning Inc.	236,145	5,362,853

268

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
Costco Wholesale Corp.	69,160	$10,226,689
Coty Inc. Class A	49,595	1,140,189
CR Bard Inc.	28,665	6,211,132
Crown Castle International Corp.	35,035	3,187,835
CSX Corp.	168,350	5,136,359
Cummins Inc.	26,066	3,331,756
CVS Health Corp.	150,269	12,637,623
Danaher Corp.	118,965	9,344,701
Deere & Co.	50,505	4,459,592
Dell Technologies Inc. – VMware Inc. Class Vb	34,739	1,705,338
Delphi Automotive PLC	41,405	2,694,223
Delta Air Lines Inc.	39,708	1,658,603
Devon Energy Corp.	68,250	2,585,993
Discover Financial Services	44,135	2,486,125
Dollar General Corp.	38,220	2,640,620
Dollar Tree Inc.[b]	31,395	2,371,892
Dominion Resources Inc./VA	107,380	8,074,976
Dover Corp.	54,600	3,652,194
Dow Chemical Co. (The)	145,239	7,815,311
DR Horton Inc.	86,450	2,492,354
Dr Pepper Snapple Group Inc.	59,380	5,212,970
DTE Energy Co.	20,475	1,965,805
Duke Energy Corp.	116,480	9,320,730
Duke Realty Corp.	67,340	1,760,941
Eaton Corp. PLC	87,815	5,599,963
eBay Inc.[b]	170,399	4,858,075
Ecolab Inc.	45,500	5,194,735
Edgewell Personal Care Co.[b]	7,183	541,598
Edison International	86,557	6,360,208
Edwards Lifesciences Corp.[b]	30,485	2,902,782
EI du Pont de Nemours & Co.	125,307	8,619,869
Electronic Arts Inc.[b]	61,880	4,858,818
Eli Lilly & Co.	145,239	10,724,448
Emerson Electric Co.	85,651	4,340,793
Endo International PLC[b]	40,040	750,750
Entergy Corp.	41,465	3,055,141
EOG Resources Inc.	86,450	7,816,809
EQT Corp.	28,665	1,891,890
Equinix Inc.	10,785	3,853,265
Equity Residential	49,140	3,034,395
Estee Lauder Companies Inc. (The) Class A	22,295	1,942,563
Eversource Energy	33,670	1,853,870
Exelon Corp.	132,405	4,511,038

Security	Shares	Value
Expedia Inc.	16,380	$2,116,787
Expeditors International of Washington Inc.	77,805	4,004,623
Express Scripts Holding Co.[b]	106,925	7,206,745
Exxon Mobil Corp.	575,550	47,954,826
F5 Networks Inc.[b]	16,100	2,225,181
Facebook Inc. Class Ab	316,680	41,481,913
Fastenal Co.	25,935	1,010,946
Federal Realty Investment Trust	10,010	1,453,752
FedEx Corp.	44,590	7,772,929
Fifth Third Bancorp.	167,681	3,648,739
First Republic Bank/CA	40,950	3,047,909
FirstEnergy Corp.	77,805	2,667,933
Fluor Corp.	52,555	2,732,334
FMC Technologies Inc.[b]	32,305	1,042,482
FNF Group	40,392	1,450,477
Ford Motor Co.	458,367	5,381,229
Fortive Corp.	65,430	3,340,202
Franklin Resources Inc.	108,745	3,660,357
Freeport-McMoRan Inc.	197,470	2,207,715
Frontier Communications Corp.[a]	157,430	632,869
Gap Inc. (The)	55,510	1,531,521
General Dynamics Corp.	47,775	7,201,603
General Electric Co.	1,286,109	37,425,772
General Growth Properties Inc.	71,890	1,793,656
General Mills Inc.	103,740	6,429,805
General Motors Co.	145,994	4,613,410
Gilead Sciences Inc.	192,920	14,204,700
Global Payments Inc.	20,020	1,451,850
Goldman Sachs Group Inc. (The)	61,425	10,948,392
Halliburton Co.	147,051	6,764,346
Hanesbrands Inc.	41,860	1,075,802
Harley-Davidson Inc.	26,066	1,486,283
Harris Corp.	9,766	871,225
Hartford Financial Services Group Inc. (The)	61,493	2,712,456
HCA Holdings Inc.[b]	39,779	3,044,287
HCP Inc.	58,240	1,994,720
Helmerich & Payne Inc.	18,200	1,148,602
Hershey Co. (The)	15,245	1,562,003
Hess Corp.	49,619	2,380,223
Hewlett Packard Enterprise Co.	288,666	6,486,325
HollyFrontier Corp.	40,495	1,010,350
Home Depot Inc. (The)	195,195	23,815,742
Honeywell International Inc.	94,711	10,387,902

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
Hormel Foods Corp.	41,860	$1,611,610
Host Hotels & Resorts Inc.	72,800	1,126,944
HP Inc.	288,666	4,182,770
Humana Inc.	20,475	3,512,077
Illinois Tool Works Inc.	84,175	9,559,755
Illumina Inc.[b]	23,660	3,221,072
Incyte Corp.[b]	30,485	2,651,280
Ingersoll-Rand PLC	79,625	5,357,966
Intel Corp.	634,270	22,116,995
Intercontinental Exchange Inc.	13,650	3,690,824
International Business Machines Corp.	127,400	19,580,106
International Paper Co.	100,100	4,507,503
Intuit Inc.	48,230	5,244,530
Intuitive Surgical Inc.[b]	5,005	3,363,760
Jacobs Engineering Group Inc.[b]	58,474	3,016,089
JM Smucker Co. (The)	15,470	2,031,366
Johnson & Johnson	386,750	44,859,132
Johnson Controls International PLC	218,915	8,826,653
JPMorgan Chase & Co.	525,980	36,429,375
Juniper Networks Inc.	103,771	2,733,328
Kansas City Southern	14,355	1,259,795
Kellogg Co.	65,975	4,956,702
KeyCorp	96,298	1,359,728
Kimberly-Clark Corp.	61,140	6,995,027
Kimco Realty Corp.	53,235	1,416,583
Kinder Morgan Inc./DE	272,545	5,568,094
KLA-Tencor Corp.	12,740	956,901
Kohl’s Corp.	42,315	1,851,281
Kraft Heinz Co. (The)	71,556	6,364,906
Kroger Co. (The)	181,545	5,624,264
L Brands Inc.	31,395	2,266,405
L-3 Communications Holdings Inc.	33,215	4,548,462
Laboratory Corp. of America Holdings[b]	31,395	3,935,049
Las Vegas Sands Corp.	49,619	2,871,948
Level 3 Communications Inc.[b]	35,035	1,967,215
Liberty Global PLC Series Ab	51,870	1,690,962
Liberty Global PLC Series C NVS[b]	59,150	1,880,970
Liberty Interactive Corp. QVC Group Series Ab	59,380	1,097,936
Lincoln National Corp.	59,380	2,914,964
LinkedIn Corp. Class Ab	17,290	3,278,184
LKQ Corp.[b]	51,870	1,674,364
Lockheed Martin Corp.	49,174	12,115,490

Security	Shares	Value
Lowe’s Companies Inc.	156,065	$10,401,732
lululemon athletica Inc.[b]	23,660	1,354,535
LyondellBasell Industries NV Class A	53,235	4,234,844
M&T Bank Corp.	14,105	1,731,107
Macerich Co. (The)	26,845	1,900,089
Macy’s Inc.	59,150	2,158,384
Mallinckrodt PLC[b]	16,380	970,679
Marathon Oil Corp.	140,595	1,853,042
Marathon Petroleum Corp.	91,455	3,986,523
Marriott International Inc./MD Class A	70,221	4,824,183
Marsh & McLennan Companies Inc.	85,540	5,422,381
Martin Marietta Materials Inc.	9,100	1,686,958
Marvell Technology Group Ltd.	48,230	628,437
Masco Corp.	57,330	1,770,350
MasterCard Inc. Class A	123,671	13,235,270
Mattel Inc.	65,065	2,051,499
McCormick & Co. Inc./MD	17,745	1,701,213
McDonald’s Corp.	142,890	16,085,127
McKesson Corp.	40,040	5,091,887
Mead Johnson Nutrition Co.	44,590	3,333,994
Medtronic PLC	198,835	16,308,447
Merck & Co. Inc.	384,930	22,603,090
MetLife Inc.	104,650	4,914,364
MGM Resorts International[b]	77,964	2,040,318
Michael Kors Holdings Ltd.[b]	35,035	1,779,077
Micron Technology Inc.[b]	168,916	2,898,599
Microsoft Corp.	1,080,625	64,751,050
Molson Coors Brewing Co. Class B	23,660	2,456,145
Mondelez International Inc. Class A	214,798	9,653,022
Monsanto Co.	73,876	7,444,485
Monster Beverage Corp.[b]	24,115	3,480,759
Moody’s Corp.	53,235	5,351,182
Morgan Stanley	182,000	6,109,740
Mosaic Co. (The)	44,590	1,049,203
Motorola Solutions Inc.	58,240	4,227,059
Murphy Oil Corp.	48,713	1,260,205
Mylan NVb	60,970	2,225,405
National Oilwell Varco Inc.	62,790	2,015,559
Navient Corp.	139,685	1,785,174
NetApp Inc.	50,924	1,728,361
Netflix Inc.[b]	64,610	8,067,851

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
New York Community Bancorp. Inc.	65,065	$934,333
Newell Brands Inc.	48,685	2,337,854
Newfield Exploration Co.[b]	25,480	1,034,233
Newmont Mining Corp.	34,580	1,280,843
News Corp. Class A	59,937	726,436
NextEra Energy Inc.	69,346	8,876,288
NIKE Inc. Class B	222,950	11,187,631
Noble Energy Inc.	86,905	2,995,615
Nordstrom Inc.	14,105	733,460
Norfolk Southern Corp.	50,505	4,696,965
Northern Trust Corp.	62,405	4,519,370
Northrop Grumman Corp.	43,225	9,898,525
NRG Energy Inc.	112,884	1,199,957
Nuance Communications Inc.[b]	55,055	771,871
Nucor Corp.	72,970	3,564,585
NVIDIA Corp.	104,650	7,446,894
O’Reilly Automotive Inc.[b]	14,560	3,850,246
Occidental Petroleum Corp.	113,740	8,292,783
OGE Energy Corp.	40,040	1,242,842
Omnicom Group Inc.	37,765	3,014,402
ONEOK Inc.	40,040	1,939,137
Oracle Corp.	449,540	17,271,327
PACCAR Inc.	91,910	5,047,697
Palo Alto Networks Inc.[b]	13,195	2,029,787
Parker-Hannifin Corp.	47,320	5,808,530
Paychex Inc.	128,765	7,107,828
PayPal Holdings Inc.[b]	170,399	7,098,822
Pentair PLC	27,144	1,496,449
People’s United Financial Inc.	73,710	1,197,050
PepsiCo Inc.	206,590	22,146,448
Perrigo Co. PLC	23,660	1,968,275
Pfizer Inc.	873,600	27,701,856
PG&E Corp.	97,580	6,061,670
Philip Morris International Inc.	217,490	20,974,736
Phillips 66	75,530	6,129,260
Pinnacle West Capital Corp.	24,115	1,835,875
Pioneer Natural Resources Co.	21,840	3,909,797
PNC Financial Services Group Inc. (The)[e]	89,300	8,537,080
PPG Industries Inc.	39,130	3,644,177
PPL Corp.	93,805	3,221,264
Praxair Inc.	54,145	6,338,214
Priceline Group Inc. (The)[b]	6,589	9,713,701
Principal Financial Group Inc.	80,215	4,379,739
Procter & Gamble Co. (The)	336,743	29,229,292

Security	Shares	Value
Progressive Corp. (The)	81,904	$2,580,795
Prologis Inc.	56,420	2,942,867
Prudential Financial Inc.	62,098	5,265,289
Public Service Enterprise Group Inc.	96,523	4,061,688
Public Storage	22,750	4,862,130
PulteGroup Inc.	78,260	1,455,636
Qorvo Inc.[b]	19,110	1,063,472
QUALCOMM Inc.	216,125	14,852,110
Quest Diagnostics Inc.	43,265	3,523,502
Ralph Lauren Corp.	6,370	624,897
Range Resources Corp.	37,310	1,260,705
Raytheon Co.	59,605	8,142,639
Realty Income Corp.	51,415	3,045,825
Red Hat Inc.[b]	22,302	1,727,290
Regeneron Pharmaceuticals Inc.[b]	13,195	4,552,539
Regions Financial Corp.	231,595	2,480,382
Republic Services Inc.	17,290	909,973
Reynolds American Inc.	166,530	9,172,472
Rite Aid Corp.[b]	200,655	1,346,395
Rockwell Automation Inc.	10,465	1,252,870
Ross Stores Inc.	50,505	3,158,583
Royal Caribbean Cruises Ltd.	27,755	2,133,527
S&P Global Inc.	62,792	7,651,205
salesforce.com inc.[b]	85,540	6,429,186
SBA Communications Corp. Class Ab	26,972	3,055,388
SCANA Corp.	29,120	2,136,243
Schlumberger Ltd.	187,005	14,629,401
Seagate Technology PLC	60,515	2,076,270
Sempra Energy	33,867	3,627,156
ServiceNow Inc.[b]	23,205	2,039,952
Simon Property Group Inc.	55,513	10,323,197
Sirius XM Holdings Inc.[a,b]	308,490	1,286,403
Skyworks Solutions Inc.	43,680	3,360,739
SL Green Realty Corp.	13,195	1,296,013
Southern Co. (The)	128,931	6,648,972
Southwest Airlines Co.	29,575	1,184,479
Southwestern Energy Co.[b]	91,455	950,217
Spectra Energy Corp.	136,045	5,688,041
Splunk Inc.[b]	26,390	1,588,414
Sprint Corp.[b]	333,970	2,057,255
St. Jude Medical Inc.	56,875	4,427,150
Starbucks Corp.	249,795	13,256,621
State Street Corp.	64,858	4,553,680
Stryker Corp.	58,474	6,744,976

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
SunTrust Banks Inc.	100,147	$4,529,649
Symantec Corp.	159,705	3,997,416
Synchrony Financial	116,493	3,330,535
Sysco Corp.	88,369	4,252,316
T Rowe Price Group Inc.	76,591	4,902,590
Target Corp.	88,270	6,066,797
TE Connectivity Ltd.	81,445	5,120,447
Tesla Motors Inc.[a,b]	16,380	3,238,817
Tesoro Corp.	18,200	1,546,454
Texas Instruments Inc.	144,261	10,220,892
Textron Inc.	70,730	2,834,858
Thermo Fisher Scientific Inc.	75,985	11,172,075
Tiffany & Co.	12,285	901,965
Time Warner Inc.	125,580	11,175,364
TJX Companies Inc. (The)	138,775	10,234,656
Toll Brothers Inc.[b]	61,425	1,685,502
Tractor Supply Co.	19,110	1,196,859
Travelers Companies Inc. (The)	41,405	4,479,193
Trimble Inc.[b]	34,125	943,215
TripAdvisor Inc.[b]	18,655	1,202,874
Twenty-First Century Fox Inc. Class A	239,950	6,303,487
Twitter Inc.[b]	94,640	1,698,788
Tyson Foods Inc. Class A	45,955	3,255,912
U.S. Bancorp.	252,634	11,307,898
UDR Inc.	55,965	1,957,096
Ulta Salon Cosmetics & Fragrance Inc.[b]	13,195	3,210,871
Under Armour Inc. Class Aa,b	23,660	735,826
Under Armour Inc. Class Cb	23,840	616,502
Union Pacific Corp.	121,940	10,752,669
United Continental Holdings Inc.[b]	13,195	741,955
United Parcel Service Inc. Class B	81,445	8,776,513
United Technologies Corp.	109,655	11,206,741
UnitedHealth Group Inc.	141,960	20,063,207
Valero Energy Corp.	75,985	4,501,351
Varian Medical Systems Inc.[b]	33,670	3,054,879
Ventas Inc.	44,135	2,990,146
VeriSign Inc.[a,b]	53,690	4,511,034
Verisk Analytics Inc. Class Ab	20,930	1,706,842
Verizon Communications Inc.	544,635	26,196,943
Vertex Pharmaceuticals Inc.[b]	40,040	3,037,434
VF Corp.	32,760	1,775,920
Viacom Inc. Class B NVS	65,065	2,443,841
Visa Inc. Class A	281,328	23,212,373

Security	Shares	Value
Vornado Realty Trust	49,639	$4,605,506
Vulcan Materials Co.	30,485	3,450,902
Wal-Mart Stores Inc.	198,380	13,890,568
Walgreens Boots Alliance Inc.	134,225	11,104,434
Walt Disney Co. (The)	219,310	20,327,844
Waste Connections Inc.	31,850	2,395,439
Waste Management Inc.	132,860	8,723,588
Waters Corp.[b]	16,380	2,279,113
Weatherford International PLC[b]	218,855	1,054,881
WEC Energy Group Inc.	42,770	2,554,224
Wells Fargo & Co.	669,760	30,815,658
Welltower Inc.	44,590	3,055,753
Western Digital Corp.	37,207	2,174,377
Western Union Co. (The)	137,865	2,766,951
Weyerhaeuser Co.	94,029	2,814,288
Whirlpool Corp.	21,385	3,203,901
Whole Foods Market Inc.	43,225	1,222,835
Williams Companies Inc. (The)	126,490	3,693,508
Willis Towers Watson PLC	15,470	1,947,673
Wynn Resorts Ltd.	17,290	1,634,770
Xcel Energy Inc.	53,690	2,230,820
Xerox Corp.	247,975	2,422,716
XL Group Ltd.	33,314	1,155,996
Xylem Inc./NY	78,403	3,789,217
Yahoo! Inc.[b]	170,170	7,070,563
Yum! Brands Inc.	75,985	6,555,986
Zillow Group Inc. Class Cb	35,945	1,199,125
Zimmer Biomet Holdings Inc.	47,320	4,987,528
Zoetis Inc.	55,965	2,675,127

		2,774,473,013

TOTAL COMMON STOCKS
(Cost: $5,311,225,893)		5,219,077,311

PREFERRED STOCKS — 0.74%

BRAZIL — 0.52%
Banco Bradesco SA	546,108	5,768,388
Cia. Brasileira de Distribuicao	68,571	1,321,235
Cia. Energetica de Minas Gerais	318,586	981,162
Itau Unibanco Holding SA	495,572	6,011,013
Itausa-Investimentos Itau SA	697,180	2,078,866
Lojas Americanas SA	328,260	2,146,337
Petroleo Brasileiro SA	910,000	5,084,859
Telefonica Brasil SA	45,500	663,705
Vale SA	500,500	3,261,467

		27,317,032

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Security	Shares	Value
COLOMBIA — 0.02%
Bancolombia SA	109,200	$1,040,207

		1,040,207
GERMANY — 0.14%
Henkel AG & Co. KGaA	21,840	2,798,705
Porsche Automobil Holding SE	16,835	906,579
Volkswagen AG	26,390	3,621,876

		7,327,160
ITALY — 0.01%
Telecom Italia SpA/Milano	625,625	443,034

		443,034
SOUTH KOREA — 0.05%
Samsung Electronics Co. Ltd.	2,492	2,868,223

		2,868,223

TOTAL PREFERRED STOCKS
(Cost: $37,470,376)		38,995,656

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Santander SAb	1,670,764	93,406
Ferrovial SAb	86,348	36,915

		130,321

TOTAL RIGHTS
(Cost: $120,369)		130,321

SHORT-TERM INVESTMENTS — 1.83%

MONEY MARKET FUNDS — 1.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[f,g,h]	92,145,116	92,154,330
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[f,g]	4,430,881	4,430,881

		96,585,211

TOTAL SHORT-TERM INVESTMENTS
(Cost: $96,575,997)		96,585,211

TOTAL INVESTMENTS IN SECURITIES — 101.45%
(Cost: $5,445,392,635)[i]		5,354,788,499
Other Assets, Less Liabilities — (1.45)%		(76,646,521)

NET ASSETS — 100.00%		$5,278,141,978

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $5,481,612,318. Net unrealized depreciation was $126,823,819, of which $544,505,119 represented gross unrealized appreciation on securities and $671,328,938 represented gross unrealized depreciation on securities.

273

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	13,904	174	(696)	13,382	$4,566,474	$31,110	$94,682
PNC Financial Services Group Inc. (The)	92,828	1,176	(4,704)	89,300	8,537,080	48,468	103,309

					$13,103,554	$79,578	$197,991

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$5,219,056,792	$20,519	$0	[a]	$5,219,077,311
Preferred stocks	38,995,656	—	—		38,995,656
Rights	130,321	—	—		130,321
Money market funds	96,585,211	—	—		96,585,211

Total	$5,354,767,980	$20,519	$0	[a]	$5,354,788,499

[a]	Rounds to less than $1.

274

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.12%

AUSTRALIA — 5.08%
Alumina Ltd.	534,269	$642,352
Amcor Ltd./Australia	142,363	1,592,467
AMP Ltd.	473,025	1,644,964
Aristocrat Leisure Ltd.	65,007	758,825
ASX Ltd.	46,952	1,683,866
Aurizon Holdings Ltd.	265,230	984,915
Australia & New Zealand Banking Group Ltd.	308,994	6,548,341
BHP Billiton Ltd.	355,325	6,237,771
Boral Ltd.	263,613	1,263,757
Brambles Ltd.	270,543	2,373,677
Commonwealth Bank of Australia	187,848	10,490,580
Computershare Ltd.	134,208	1,077,425
Crown Resorts Ltd.	79,734	660,735
CSL Ltd.	53,823	4,116,548
Fortescue Metals Group Ltd.	241,155	1,009,288
Goodman Group	293,583	1,516,899
Insurance Australia Group Ltd.	455,049	1,907,945
Macquarie Group Ltd.	42,176	2,561,087
Medibank Pvt Ltd.	382,120	750,197
Mirvac Group	595,165	946,542
National Australia Bank Ltd.	278,902	5,942,452
Newcrest Mining Ltd.	89,800	1,541,599
Oil Search Ltd.	151,810	769,362
Orica Ltd.	63,376	785,601
Origin Energy Ltd.	256,973	1,046,158
Qantas Airways Ltd.	270,273	629,333
QBE Insurance Group Ltd.	170,198	1,293,826
Rio Tinto Ltd.	44,123	1,819,115
Santos Ltd.	223,660	607,593
Scentre Group	682,690	2,187,065
Seek Ltd.	36,814	410,119
Sonic Healthcare Ltd.	91,802	1,431,364
South32 Ltd.	652,736	1,276,517
Stockland	247,679	833,043
Suncorp Group Ltd.	212,962	1,939,779
Sydney Airport	297,827	1,418,713
Tabcorp Holdings Ltd.	175,865	647,710
Telstra Corp. Ltd.	404,257	1,531,944
Transurban Group	262,682	2,076,835
Treasury Wine Estates Ltd.	86,210	704,560
Vocus Communications Ltd.	52,512	228,166
Wesfarmers Ltd.	132,517	4,135,399

Security	Shares	Value
Westfield Corp.	272,610	$1,846,239
Westpac Banking Corp.	352,091	8,163,632
Woodside Petroleum Ltd.	80,941	1,747,366
Woolworths Ltd.	150,052	2,700,406

		96,482,077
AUSTRIA — 0.11%
Erste Group Bank AG	26,329	825,738
IMMOEAST AG Escrow[a]	54,189	1
OMV AG	11,212	349,975
Raiffeisen Bank International AGa	17,941	293,627
Voestalpine AG	17,953	634,289

		2,103,630
BELGIUM — 0.94%
Ageas	41,735	1,522,329
Anheuser-Busch InBev SA/NV	85,013	9,743,148
Groupe Bruxelles Lambert SA	19,339	1,661,186
KBC Group NVa	28,089	1,709,218
Solvay SA	11,254	1,289,796
UCB SA	19,638	1,328,012
Umicore SA	10,951	664,929

		17,918,618
BRAZIL — 1.10%
Ambev SA	466,000	2,771,698
Banco do Brasil SA	116,500	1,077,842
BB Seguridade Participacoes SA	70,500	715,722
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	256,300	1,522,005
BR Malls Participacoes SAa	121,200	489,264
BRF SA	69,959	1,180,034
CCR SA	116,500	638,462
CETIP SA – Mercados Organizados	23,338	330,772
Cia. de Saneamento Basico do Estado de Sao Paulo	69,900	744,075
Cia. Siderurgica Nacional SAa	116,500	395,221
Cielo SA	121,520	1,243,662
CPFL Energia SA	49,172	376,185
EDP – Energias do Brasil SA	76,800	372,374
Embraer SA	93,200	504,882
Engie Brasil Energia SA	23,300	298,440
Fibria Celulose SA	46,600	375,938
Hypermarcas SA	69,900	590,844
JBS SA	116,500	357,318
Klabin SA Units	69,900	363,206
Kroton Educacional SA	193,844	973,552

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
Lojas Renner SA	119,500	$1,019,158
Natura Cosmeticos SA	23,300	225,651
Petroleo Brasileiro SAa	349,500	2,057,798
TIM Participacoes SA	97,860	273,873
Ultrapar Participacoes SA	46,600	1,064,668
Vale SA	139,800	975,025

		20,937,669
CANADA — 6.77%
Agnico Eagle Mines Ltd.	27,494	1,397,419
Agrium Inc.	16,776	1,541,227
Alimentation Couche-Tard Inc. Class B	49,298	2,478,418
ARC Resources Ltd.	51,726	878,792
Bank of Montreal	76,436	4,868,179
Bank of Nova Scotia (The)	133,742	7,192,780
Barrick Gold Corp.	126,752	2,231,932
BCE Inc.	19,572	889,922
BlackBerry Ltd.[a,b]	67,570	477,439
Bombardier Inc. Class Ba	280,387	372,385
Brookfield Asset Management Inc. Class A	111,531	3,908,682
Cameco Corp.	55,307	426,280
Canadian Imperial Bank of Commerce/Canada	45,724	3,428,660
Canadian National Railway Co.	83,208	5,234,918
Canadian Natural Resources Ltd.	126,985	4,033,390
Canadian Pacific Railway Ltd.	16,077	2,300,022
Canadian Tire Corp. Ltd. Class A	14,679	1,427,978
Canadian Utilities Ltd. Class A	17,242	493,106
CCL Industries Inc. Class B	3,503	623,470
Cenovus Energy Inc.	87,841	1,268,214
CGI Group Inc. Class Aa	22,368	1,063,283
Constellation Software Inc./Canada	1,864	873,900
Crescent Point Energy Corp.	54,290	646,903
Dollarama Inc.	21,349	1,596,575
Eldorado Gold Corp.[a]	150,381	474,622
Empire Co. Ltd. Class A	16,060	231,508
Enbridge Inc.	102,054	4,410,347
Encana Corp.	109,743	1,047,277
Fairfax Financial Holdings Ltd.	2,796	1,433,100
Finning International Inc.	43,876	817,120
First Quantum Minerals Ltd.	76,934	731,311
Fortis Inc./Canada	39,467	1,300,107
Franco-Nevada Corp.	19,339	1,266,757

Security	Shares	Value
George Weston Ltd.	6,570	$535,796
Gildan Activewear Inc.	36,583	940,335
Goldcorp Inc.	91,209	1,386,254
Great-West Lifeco Inc.	36,152	908,757
H&R REIT	16,163	275,082
Husky Energy Inc.[a]	54,529	587,095
Imperial Oil Ltd.	37,979	1,232,670
Kinross Gold Corp.[a]	147,722	574,245
Loblaw Companies Ltd.	29,881	1,475,489
Magna International Inc. Class A	45,202	1,857,321
Manulife Financial Corp.	218,582	3,168,848
Metro Inc.	29,125	900,968
National Bank of Canada	32,873	1,174,377
Onex Corp.	12,484	808,142
Open Text Corp.	18,640	1,158,246
Pembina Pipeline Corp.	43,571	1,339,721
Peyto Exploration & Development Corp.	20,504	527,191
Potash Corp. of Saskatchewan Inc.	100,423	1,634,192
Power Corp. of Canada	55,014	1,180,938
Power Financial Corp.	33,807	799,613
PrairieSky Royalty Ltd.	20,388	443,737
Restaurant Brands International Inc.	22,658	1,008,093
RioCan REIT	17,261	335,883
Rogers Communications Inc. Class B	49,233	1,982,177
Royal Bank of Canada	161,702	10,110,522
Saputo Inc.	28,894	1,039,128
Seven Generations Energy Ltd. Class Aa	29,824	636,423
Shaw Communications Inc. Class B	44,037	873,347
Silver Wheaton Corp.	49,629	1,196,799
SNC-Lavalin Group Inc.	26,332	1,070,766
Sun Life Financial Inc.	86,676	2,903,104
Suncor Energy Inc.	176,521	5,301,228
Teck Resources Ltd. Class B	66,465	1,436,170
TELUS Corp.	35,784	1,159,559
Thomson Reuters Corp.	37,091	1,462,884
Toronto-Dominion Bank (The)	177,080	8,041,103
Tourmaline Oil Corp.[a]	23,808	624,399
TransCanada Corp.	82,482	3,736,845
Turquoise Hill Resources Ltd.[a]	124,067	385,091

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
Valeant Pharmaceuticals International Inc.[a]	36,083	$644,527
Yamana Gold Inc.	116,500	416,366

		128,639,454
CHILE — 0.29%
Aguas Andinas SA Series A	685,020	451,588
Banco de Chile	2,933,862	349,152
Banco de Credito e Inversiones	6,642	341,331
Banco Santander Chile	7,767,427	434,549
Cencosud SA	110,442	359,986
Colbun SA	1,476,987	321,726
Empresa Nacional de Electricidad SA/Chile	323,404	223,059
Empresas CMPC SA	146,207	316,664
Empresas COPEC SA	47,927	481,515
Endesa Americas SA	514,464	239,349
Enersis Americas SA	2,917,549	494,088
Enersis Chile SA	2,917,549	292,058
Itau CorpBanca	27,568,560	250,570
LATAM Airlines Group SAa	38,521	368,901
SACI Falabella	85,550	671,651

		5,596,187
CHINA — 6.23%
3SBio Inc.[a,c]	349,500	349,281
58.com Inc. ADR[a]	7,922	331,536
AAC Technologies Holdings Inc.	116,500	1,111,691
Air China Ltd. Class H	472,000	310,412
Alibaba Group Holding Ltd. ADR[a,b]	120,228	12,225,985
Alibaba Pictures Group Ltd.[a]	2,330,000	459,699
Anhui Conch Cement Co. Ltd. Class H	234,500	650,142
ANTA Sports Products Ltd.	234,000	675,912
AviChina Industry & Technology Co. Ltd. Class H	711,000	483,178
Baidu Inc.[a]	28,193	4,986,214
Bank of China Ltd. Class H	8,388,000	3,764,127
Bank of Communications Co. Ltd. Class H	968,800	738,326
Beijing Capital International Airport Co. Ltd. Class H	472,000	494,834
Beijing Enterprises Water Group Ltd.	932,000	676,629
Belle International Holdings Ltd.	699,000	423,645
Brilliance China Automotive Holdings Ltd.	472,000	560,568

Security	Shares	Value
Byd Co. Ltd. Class Ha,b	106,000	$697,112
China Communications Construction Co. Ltd. Class H	466,000	513,181
China Construction Bank Corp. Class H	8,874,050	6,499,752
China COSCO Holdings Co. Ltd. Class Ha,b	591,000	204,244
China Everbright International Ltd.	466,000	558,850
China Everbright Ltd.	466,000	913,390
China Evergrande Group[b]	805,000	532,525
China Galaxy Securities Co. Ltd. Class H	466,000	443,475
China Gas Holdings Ltd.	466,000	710,281
China Huishan Dairy Holdings Co. Ltd.[b]	932,000	346,127
China Jinmao Holdings Group Ltd.	1,136,000	313,486
China Life Insurance Co. Ltd. Class H	932,000	2,314,722
China Longyuan Power Group Corp. Ltd.	466,000	356,342
China Mengniu Dairy Co. Ltd.	472,000	894,718
China Merchants Bank Co. Ltd. Class H	519,593	1,267,684
China Merchants Port Holdings Co. Ltd.	466,000	1,207,838
China Minsheng Banking Corp. Ltd. Class H	815,700	930,894
China Mobile Ltd.	699,000	8,008,685
China National Building Material Co. Ltd. Class H	472,000	216,071
China Overseas Land & Investment Ltd.	466,000	1,439,190
China Pacific Insurance Group Co. Ltd. Class H	326,200	1,179,895
China Petroleum & Chemical Corp. Class H	3,263,000	2,377,344
China Resources Beer Holdings Co. Ltd.[a]	466,000	991,509
China Resources Land Ltd.	567,333	1,414,885
China Shenhua Energy Co. Ltd. Class H	466,000	969,876
China State Construction International Holdings Ltd.	472,000	690,211
China Taiping Insurance Holdings Co. Ltd.[a]	186,400	360,068
China Telecom Corp. Ltd. Class H	1,398,000	722,900
China Unicom Hong Kong Ltd.	932,000	1,092,462
China Vanke Co. Ltd. Class H	249,600	653,382
CITIC Ltd.	233,000	334,709
CITIC Securities Co. Ltd. Class H	233,000	516,786
CNOOC Ltd.	2,097,000	2,668,961
Country Garden Holdings Co. Ltd.	741,828	386,466
CRRC Corp. Ltd. Class H	466,000	423,044
Ctrip.com International Ltd.[a,b]	36,814	1,625,338

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
Dongfeng Motor Group Co. Ltd. Class H	466,000	$484,938
Fang Holdings Ltd. ADR[a]	30,989	103,193
Fosun International Ltd.	438,500	636,700
GCL-Poly Energy Holdings Ltd.[b]	2,823,000	382,232
Geely Automobile Holdings Ltd.	1,180,000	1,217,303
GOME Electrical Appliances Holding Ltd.[b]	2,668,320	337,202
Great Wall Motor Co. Ltd. Class H	276,500	269,909
Guangdong Investment Ltd.	466,000	704,272
Guangzhou Automobile Group Co. Ltd. Class H	527,449	637,984
Guangzhou R&F Properties Co. Ltd. Class H	186,800	264,006
Haitong Securities Co. Ltd. Class H	279,600	496,115
Hanergy Thin Film Power Group Ltd.[a]	7,401	—
Huaneng Power International Inc. Class H	466,000	286,636
Industrial & Commercial Bank of China Ltd. Class H	7,223,285	4,349,890
JD.com Inc. ADR[a,b]	67,570	1,753,441
Jiangxi Copper Co. Ltd. Class H	233,000	275,219
Lenovo Group Ltd.	932,000	598,511
Longfor Properties Co. Ltd.	349,500	464,206
Netease Inc.	8,854	2,275,389
New China Life Insurance Co. Ltd. Class H	69,900	302,861
New Oriental Education & Technology Group Inc. ADR[a]	16,077	805,940
PetroChina Co. Ltd. Class H	2,334,000	1,607,195
PICC Property & Casualty Co. Ltd. Class H	518,190	839,277
Ping An Insurance Group Co. of China Ltd. Class H	582,500	3,075,930
Qunar Cayman Islands Ltd. ADR[a,b]	4,427	130,906
Semiconductor Manufacturing International Corp.[a]	2,330,000	282,430
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	170,860	265,687
Shimao Property Holdings Ltd.	233,500	312,544
Shui On Land Ltd.	1,448,333	358,588
Sino Biopharmaceutical Ltd.	466,000	326,296
Sino-Ocean Group Holding Ltd.	633,500	263,861

Security	Shares	Value
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,148,000	$586,224
Sinopharm Group Co. Ltd. Class H	93,200	453,690
SOHO China Ltd.	519,000	268,373
TAL Education Group Class A ADR[a,b]	5,592	455,412
Tencent Holdings Ltd.	605,800	16,076,860
Tingyi Cayman Islands Holding Corp.[b]	466,000	502,965
Vipshop Holdings Ltd. ADR[a]	42,406	579,690
Want Want China Holdings Ltd.[b]	932,000	568,465
Yanzhou Coal Mining Co. Ltd. Class H	466,000	345,526
YY Inc. ADR[a]	4,194	201,606
Zhuzhou CRRC Times Electric Co. Ltd. Class H	192,500	933,351
Zijin Mining Group Co. Ltd. Class H	479,000	150,713

		118,250,118
COLOMBIA — 0.03%
Cementos Argos SA	140,965	559,888

		559,888
CZECH REPUBLIC —0.07%
CEZ AS	20,970	394,676
Komercni Banka AS	24,698	903,433

		1,298,109
DENMARK — 1.23%
AP Moller – Maersk A/S Class A	699	1,021,284
AP Moller – Maersk A/S Class B	233	357,080
Carlsberg A/S Class B	13,655	1,229,446
Chr Hansen Holding A/S	7,231	432,401
Coloplast A/S Class B	20,038	1,396,074
Danske Bank A/S	82,789	2,552,177
Novo Nordisk A/S Class B	210,632	7,523,735
Novozymes A/S Class B	37,907	1,405,980
Pandora A/S	17,220	2,238,094
Tryg A/S	63,761	1,243,998
Vestas Wind Systems A/S	36,597	2,931,039
William Demant Holding A/Sa,b	58,250	1,083,258

		23,414,566

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
EGYPT — 0.06%
Commercial International Bank Egypt SAE	196,381	$1,143,130

		1,143,130
FINLAND — 0.64%
Fortum OYJ	43,645	726,745
Kone OYJ Class B	50,331	2,313,398
Metso OYJ	14,213	372,369
Neste OYJ	31,455	1,356,137
Nokia OYJ	604,875	2,697,345
Nokian Renkaat OYJ	20,737	694,915
Sampo OYJ Class A	51,794	2,371,559
UPM-Kymmene OYJ	45,901	1,066,714
Wartsila OYJ Abp	12,582	543,420

		12,142,602
FRANCE — 6.81%
Accor SA	19,655	745,162
Aeroports de Paris	8,420	849,253
Air Liquide SA	44,299	4,500,594
Airbus Group SE	67,337	3,997,074
Alstom SAa	24,465	656,250
ArcelorMittal[a]	196,134	1,319,683
Arkema SA	5,891	557,818
AXA SA	219,275	4,935,984
BNP Paribas SA	118,131	6,842,529
Bouygues SA	28,980	943,665
Bureau Veritas SA	13,281	250,554
Capgemini SA	21,245	1,757,837
Carrefour SA	68,036	1,782,115
Casino Guichard Perrachon SAb	5,853	290,840
Cie. de Saint-Gobain	63,662	2,822,507
Cie. Generale des Etablissements Michelin Class B	22,834	2,468,772
CNP Assurances	26,397	456,761
Credit Agricole SA	118,131	1,273,197
Danone SA	59,727	4,130,022
Dassault Systemes	15,246	1,205,652
Edenred	21,203	490,538
Electricite de France SA	18,873	211,230
Engie SA	150,984	2,173,957
Essilor International SA	28,219	3,167,609
Eutelsat Communications SA	18,367	384,558

Security	Shares	Value
Fonciere des Regions	2,508	$218,924
Gecina SA	7,966	1,159,654
Groupe Eurotunnel SE Registered	79,220	740,840
Hermes International	3,134	1,268,040
Iliad SA	3,495	732,146
Ingenico Group SA	5,593	442,049
Kering	9,572	2,120,076
L’Oreal SA	28,659	5,122,380
Lagardere SCA	21,669	551,083
Legrand SA	42,707	2,410,526
LVMH Moet Hennessy Louis Vuitton SE	28,117	5,102,560
Natixis SA	125,587	633,963
Orange SA	224,614	3,533,285
Pernod Ricard SA	18,174	2,158,586
Publicis Groupe SA	28,492	1,952,059
Remy Cointreau SA	3,262	264,252
Renault SA	23,300	2,020,586
Safran SA	27,791	1,907,992
Sanofi	127,451	9,913,951
Schneider Electric SE	66,484	4,455,870
SCOR SE	41,783	1,350,717
SES SA	37,280	856,150
SFR Group SA	13,048	351,001
Societe Generale SA	84,812	3,306,047
Sodexo SA	16,543	1,918,624
STMicroelectronics NV	86,909	827,608
Suez	24,479	387,079
Technip SA	17,087	1,131,713
Total SA	231,136	11,077,396
Unibail-Rodamco SE	10,514	2,501,023
Valeo SA	21,436	1,233,653
Veolia Environnement SA	55,769	1,215,344
Vinci SA	61,845	4,473,082
Vivendi SA	149,655	3,021,835
Wendel SA	2,097	240,907
Zodiac Aerospace	20,271	492,641

		129,307,803
GERMANY — 5.90%
adidas AG	25,865	4,235,971
Allianz SE Registered	50,561	7,870,348

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
BASF SE	102,054	$8,983,292
Bayer AG Registered	89,341	8,842,609
Bayerische Motoren Werke AG	30,135	2,621,908
Brenntag AG	17,788	949,514
Commerzbank AG	124,766	846,187
Continental AG	10,871	2,080,076
Daimler AG Registered	94,222	6,704,307
Deutsche Bank AG Registered[a]	160,429	2,313,469
Deutsche Boerse AGa	32,431	2,519,846
Deutsche Post AG Registered	98,792	3,057,191
Deutsche Telekom AG Registered	362,315	5,895,986
Deutsche Wohnen AG Bearer	61,764	2,012,214
E.ON SE	229,320	1,677,212
Fresenius Medical Care AG & Co. KGaA	30,290	2,464,062
Fresenius SE & Co. KGaA	53,357	3,932,865
GEA Group AG	40,775	1,574,472
HeidelbergCement AG	12,116	1,144,339
Infineon Technologies AG	143,062	2,564,867
K+S AG Registered[b]	27,494	555,461
Lanxess AG	9,943	635,769
Linde AG	23,300	3,838,883
MAN SE	4,953	505,810
Merck KGaA	21,438	2,201,042
METRO AG	28,659	857,343
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	20,271	3,924,242
Osram Licht AG	15,764	892,538
ProSiebenSat.1 Media SE Registered	37,695	1,622,273
RWE AGa	60,212	954,424
SAP SE	112,200	9,869,013
Siemens AG Registered	86,688	9,830,586
ThyssenKrupp AG	61,050	1,411,407
Volkswagen AG	5,170	770,760
Vonovia SE	51,493	1,811,091

		111,971,377
GREECE — 0.08%
Alpha Bank AEa	150,691	257,693
Eurobank Ergasias SAa	130,190	76,495

Security	Shares	Value
FF Group[a]	7,240	$173,174
Hellenic Telecommunications Organization SA	24,135	220,914
JUMBO SA	23,331	331,202
OPAP SA	21,796	185,647
Piraeus Bank SAa	902,538	149,394
Titan Cement Co. SA	8,944	207,559

		1,602,078
HONG KONG — 2.44%
AIA Group Ltd.	1,258,200	7,941,983
Bank of East Asia Ltd. (The)[b]	281,400	1,133,968
BOC Hong Kong Holdings Ltd.	582,500	2,080,666
Cathay Pacific Airways Ltd.[b]	233,000	307,067
Cheung Kong Infrastructure Holdings Ltd.	233,000	1,909,405
Cheung Kong Property Holdings Ltd.	274,060	2,030,310
CK Hutchison Holdings Ltd.	274,060	3,390,918
CLP Holdings Ltd.	233,500	2,375,694
Hang Seng Bank Ltd.	93,200	1,683,762
Henderson Land Development Co. Ltd.	323,980	1,919,687
Hong Kong & China Gas Co. Ltd.	843,047	1,652,426
Hong Kong Exchanges & Clearing Ltd.	125,900	3,334,669
Li & Fung Ltd.[b]	902,000	444,321
Link REIT	349,500	2,492,292
MTR Corp. Ltd.	233,000	1,290,463
New World Development Co. Ltd.	800,000	997,569
Power Assets Holdings Ltd.	246,000	2,314,126
Sands China Ltd.	279,600	1,216,851
Shangri-La Asia Ltd.	10,666	11,732
SJM Holdings Ltd.	233,000	161,346
Sun Hung Kai Properties Ltd.	234,000	3,494,226
Swire Pacific Ltd. Class A	118,000	1,227,193
Techtronic Industries Co. Ltd.	116,500	438,667
WH Group Ltd.[c]	466,000	377,975
Wharf Holdings Ltd. (The)	233,000	1,751,665
Wynn Macau Ltd.	186,800	286,649

		46,265,630

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
HUNGARY — 0.07%
MOL Hungarian Oil & Gas PLC	8,155	$525,060
OTP Bank PLC	31,688	890,734

		1,415,794
INDIA — 1.83%
Dr. Reddy’s Laboratories Ltd. ADR	50,406	2,484,512
ICICI Bank Ltd. ADR	404,891	3,356,546
Infosys Ltd. ADR	352,458	5,378,509
Larsen & Toubro Ltd. GDR[d]	176,773	3,889,006
Mahindra & Mahindra Ltd. GDR	178,246	3,484,709
Reliance Industries Ltd. GDR[c]	184,874	5,860,506
State Bank of India GDR[b,d]	81,552	3,107,131
Tata Motors Ltd. ADR	91,120	3,591,039
Wipro Ltd. ADR[b]	366,198	3,541,135

		34,693,093
INDONESIA — 0.66%
Astra International Tbk PT	1,607,700	1,013,437
Bank Central Asia Tbk PT	1,933,900	2,301,027
Bank Mandiri Persero Tbk PT	1,631,242	1,434,588
Bank Rakyat Indonesia Persero Tbk PT	1,631,000	1,525,000
Charoen Pokphand Indonesia Tbk PT	699,000	198,214
Gudang Garam Tbk PT	118,000	614,056
Kalbe Farma Tbk PT	3,868,200	515,839
Lippo Karawaci Tbk PT	1,887,300	130,902
Matahari Department Store Tbk PT	279,600	386,250
Perusahaan Gas Negara Persero Tbk PT	1,864,000	365,714
Semen Indonesia Persero Tbk PT	652,400	492,500
Telekomunikasi Indonesia Persero Tbk PT	6,803,600	2,200,429
Unilever Indonesia Tbk PT	233,000	794,196
United Tractors Tbk PT	349,545	579,316

		12,551,468
IRELAND — 0.32%
Bank of Ireland[a]	3,025,505	646,729
CRH PLC	81,707	2,657,012
Irish Bank Resolution Corp. Ltd.[a]	64,486	1
Kerry Group PLC Class A	28,892	2,094,748
Paddy Power Betfair PLC	7,223	746,654

		6,145,144

Security	Shares	Value
ISRAEL — 0.45%
Bank Hapoalim BM	97,860	$564,121
Bank Leumi le-Israel BMa	181,973	686,065
Bezeq The Israeli Telecommunication Corp. Ltd.	342,035	620,716
Check Point Software Technologies Ltd.[a]	7,922	669,884
Israel Chemicals Ltd.	43,105	153,309
Mobileye NVa	17,941	667,047
Nice Ltd.	14,912	988,905
Teva Pharmaceutical Industries Ltd.	101,821	4,260,326

		8,610,373
ITALY — 1.36%
Assicurazioni Generali SpA	143,603	1,852,806
CNH Industrial NV	141,239	1,096,170
Enel SpA	759,916	3,265,439
Eni SpA	260,028	3,765,415
EXOR SpA	30,523	1,295,210
Ferrari NV	14,915	784,465
Fiat Chrysler Automobiles NVb	118,836	868,888
Intesa Sanpaolo SpA	1,493,074	3,453,454
Leonardo-Finmeccanica SpA[a]	68,177	829,566
Luxottica Group SpA	27,133	1,348,854
Mediobanca SpA	103,685	758,677
Prysmian SpA	31,688	787,474
Saipem SpA[a]	802,856	330,034
Snam SpA	193,123	1,016,591
Telecom Italia SpA/Milano[a]	1,414,836	1,226,021
Tenaris SA	47,845	675,527
Terna Rete Elettrica Nazionale SpA	142,786	698,401
UniCredit SpA	543,919	1,347,512
Unione di Banche Italiane SpA[b]	156,643	431,341

		25,831,845
JAPAN — 17.16%
Acom Co. Ltd.[a]	116,500	536,575
Aeon Co. Ltd.	93,200	1,288,667
AEON Financial Service Co. Ltd.	23,300	410,413
Aeon Mall Co. Ltd.	25,500	378,551
Aisin Seiki Co. Ltd.	23,400	1,027,654

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
Ajinomoto Co. Inc.	58,600	$1,302,935
ANA Holdings Inc.	233,000	654,533
Asahi Glass Co. Ltd.	233,000	1,629,681
Asahi Group Holdings Ltd.	69,900	2,495,074
Asahi Kasei Corp.	233,000	2,101,512
Astellas Pharma Inc.	256,300	3,803,586
Bandai Namco Holdings Inc.	46,600	1,396,869
Bridgestone Corp.	69,900	2,604,163
Canon Inc.	116,500	3,344,726
Casio Computer Co. Ltd.	48,200	672,419
Central Japan Railway Co.	23,300	3,961,122
Chubu Electric Power Co. Inc.	93,200	1,369,819
Chugai Pharmaceutical Co. Ltd.	46,600	1,587,553
Chugoku Electric Power Co. Inc. (The)	46,600	544,557
Credit Saison Co. Ltd.	46,600	805,306
CYBERDYNE Inc.[a,b]	46,600	699,322
Dai-ichi Life Holdings Inc.	116,500	1,708,393
Daiichi Sankyo Co. Ltd.	103,600	2,490,304
Daikin Industries Ltd.	23,300	2,234,991
Daito Trust Construction Co. Ltd.	2,600	434,838
Daiwa House Industry Co. Ltd.	46,600	1,279,798
Daiwa Securities Group Inc.	233,000	1,391,770
Denso Corp.	69,900	3,036,528
Dentsu Inc.	23,300	1,161,840
East Japan Railway Co.	46,600	4,105,022
Eisai Co. Ltd.	23,400	1,491,490
Electric Power Development Co. Ltd.	23,300	542,562
FANUC Corp.	23,300	4,363,553
Fast Retailing Co. Ltd.	3,300	1,113,556
Fuji Heavy Industries Ltd.	69,900	2,723,230
FUJIFILM Holdings Corp.	69,900	2,644,074
Fujitsu Ltd.	233,000	1,381,570
GungHo Online Entertainment Inc.[b]	116,500	294,895
Hachijuni Bank Ltd. (The)	233,000	1,270,486
Hino Motors Ltd.	46,600	507,751
Hitachi Construction Machinery Co. Ltd.	23,300	487,130
Hitachi High-Technologies Corp.	23,300	972,265
Hitachi Ltd.	466,000	2,479,775
Hokuriku Electric Power Co.	46,600	529,037
Honda Motor Co. Ltd.	186,400	5,576,834
Hoya Corp.	69,900	2,916,796

Security	Shares	Value
Hulic Co. Ltd.	42,400	$403,886
IHI Corp.[a]	233,000	614,179
INPEX Corp.	116,500	1,092,662
Isetan Mitsukoshi Holdings Ltd.	69,900	706,417
Isuzu Motors Ltd.	116,500	1,440,660
ITOCHU Corp.	209,700	2,651,058
Japan Exchange Group Inc.	88,800	1,320,782
Japan Prime Realty Investment Corp.	233	1,003,307
Japan Retail Fund Investment Corp.	699	1,582,453
Japan Tobacco Inc.	139,800	5,313,424
JFE Holdings Inc.	70,000	1,003,521
JSR Corp.	46,600	708,634
JTEKT Corp.	69,900	1,034,348
JX Holdings Inc.	233,000	922,155
Kakaku.com Inc.	23,300	391,345
Kansai Electric Power Co. Inc. (The)[a]	93,200	890,892
Kao Corp.	69,900	3,595,275
Kawasaki Heavy Industries Ltd.	233,000	680,697
KDDI Corp.	209,700	6,369,724
Keio Corp.	233,000	1,929,010
Keyence Corp.	5,000	3,666,556
Kintetsu Group Holdings Co. Ltd.	233,000	940,115
Kirin Holdings Co. Ltd.	139,100	2,392,570
Kobe Steel Ltd.[a]	46,600	384,915
Komatsu Ltd.	116,500	2,597,512
Konica Minolta Inc.	118,000	1,056,649
Kubota Corp.	116,200	1,873,730
Kuraray Co. Ltd.	93,200	1,413,720
Kurita Water Industries Ltd.	46,700	1,105,228
Kyocera Corp.	47,200	2,295,209
Kyushu Electric Power Co. Inc.	69,900	633,913
M3 Inc.	23,300	709,521
Mabuchi Motor Co. Ltd.	23,900	1,389,627
Marubeni Corp.	233,000	1,225,476
Mazda Motor Corp.	69,900	1,149,091
MEIJI Holdings Co. Ltd.	24,090	2,402,467
Mitsubishi Chemical Holdings Corp.	233,500	1,535,409
Mitsubishi Corp.	186,400	4,063,781
Mitsubishi Electric Corp.	233,000	3,154,042
Mitsubishi Estate Co. Ltd.	135,000	2,674,050
Mitsubishi Heavy Industries Ltd.	467,000	1,997,143

282

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
Mitsubishi Motors Corp.	93,200	$518,837
Mitsubishi UFJ Financial Group Inc.	1,406,800	7,290,701
Mitsui & Co. Ltd.	186,400	2,586,204
Mitsui Chemicals Inc.	233,000	1,148,537
Mitsui Fudosan Co. Ltd.	51,000	1,160,161
Mitsui OSK Lines Ltd.	233,000	583,137
Mizuho Financial Group Inc.	2,586,300	4,358,698
MS&AD Insurance Group Holdings Inc.	66,700	1,981,609
Murata Manufacturing Co. Ltd.	23,300	3,252,710
Nabtesco Corp.	23,600	705,182
NEC Corp.	342,000	914,517
Nidec Corp.	23,300	2,254,946
Nikon Corp.	46,600	703,756
Nintendo Co. Ltd.	13,500	3,268,211
Nippon Building Fund Inc.	251	1,488,062
Nippon Steel & Sumitomo Metal Corp.	93,286	1,845,125
Nippon Telegraph & Telephone Corp.	93,200	4,132,959
Nissan Motor Co. Ltd.	256,300	2,606,048
Nisshin Seifun Group Inc.	85,025	1,252,498
Nissin Foods Holdings Co. Ltd.	23,300	1,348,090
Nitto Denko Corp.	23,600	1,645,274
Nomura Holdings Inc.	397,100	1,989,562
Nomura Real Estate Holdings Inc.	23,600	399,079
Nomura Real Estate Master Fund Inc.	932	1,507,732
NTT DOCOMO Inc.	163,100	4,098,259
NTT Urban Development Corp.	46,600	427,486
Olympus Corp.	46,600	1,662,940
Omron Corp.	46,600	1,787,106
Ono Pharmaceutical Co. Ltd.	71,400	1,812,093
Oriental Land Co. Ltd./Japan	23,300	1,360,728
ORIX Corp.	163,100	2,584,984
Osaka Gas Co. Ltd.	233,000	968,274
Otsuka Holdings Co. Ltd.	46,600	2,038,542
Panasonic Corp.	256,300	2,675,559
Rakuten Inc.	116,500	1,344,209
Recruit Holdings Co. Ltd.	46,600	1,871,361
Resona Holdings Inc.	302,900	1,343,212
Santen Pharmaceutical Co. Ltd.	69,900	1,020,380
SBI Holdings Inc./Japan	40,100	476,995
Secom Co. Ltd.	23,600	1,702,991

Security	Shares	Value
Sekisui House Ltd.	69,900	$1,155,078
Seven & I Holdings Co. Ltd.	93,200	3,887,287
Shikoku Electric Power Co. Inc.[a]	69,900	657,194
Shin-Etsu Chemical Co. Ltd.	46,600	3,534,744
Shionogi & Co. Ltd.	23,300	1,148,093
Shiseido Co. Ltd.	46,600	1,200,864
Showa Shell Sekiyu KK	69,900	652,537
SMC Corp./Japan	3,200	928,467
SoftBank Group Corp.	116,500	7,319,151
Sony Corp.	139,800	4,471,312
Stanley Electric Co. Ltd.	46,600	1,282,902
Sumitomo Chemical Co. Ltd.	233,000	1,104,192
Sumitomo Corp.	126,100	1,451,377
Sumitomo Dainippon Pharma Co. Ltd.	46,600	807,523
Sumitomo Electric Industries Ltd.	93,200	1,378,688
Sumitomo Heavy Industries Ltd.	233,000	1,228,358
Sumitomo Mitsui Financial Group Inc.	163,100	5,669,737
Sumitomo Mitsui Trust Holdings Inc.	46,600	1,574,249
Sumitomo Rubber Industries Ltd.	23,300	389,793
Suzuki Motor Corp.	46,600	1,654,071
Sysmex Corp.	23,300	1,616,377
T&D Holdings Inc.	93,200	1,127,251
Taiyo Nippon Sanso Corp.	40,100	421,663
Takeda Pharmaceutical Co. Ltd.	93,200	4,168,435
TDK Corp.	23,600	1,630,452
Terumo Corp.	47,200	1,825,836
THK Co. Ltd.	23,300	492,230
Tohoku Electric Power Co. Inc.	69,900	854,751
Tokio Marine Holdings Inc.	69,900	2,759,814
Tokyo Electric Power Co. Holdings Inc.[a]	209,700	814,175
Tokyo Electron Ltd.	23,600	2,130,816
Tokyo Gas Co. Ltd.	233,000	1,055,856
Tokyu Corp.	68,000	509,264
Tokyu Fudosan Holdings Corp.	139,800	788,899
TonenGeneral Sekiyu KK	14,000	138,022
Toray Industries Inc.	233,000	2,170,247
Toshiba Corp.[a]	467,000	1,693,172
Toyo Seikan Group Holdings Ltd.	69,900	1,290,441
Toyo Suisan Kaisha Ltd.	23,300	943,441
Toyota Industries Corp.	23,400	1,072,189
Toyota Motor Corp.	279,600	16,174,415

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
Toyota Tsusho Corp.	46,600	$1,101,088
Unicharm Corp.	69,900	1,661,942
United Urban Investment Corp.	699	1,176,696
USS Co. Ltd.	69,900	1,182,683
West Japan Railway Co.	23,300	1,435,006
Yahoo Japan Corp.	219,100	840,246
Yakult Honsha Co. Ltd.	23,300	1,086,454
Yamada Denki Co. Ltd.	144,200	745,117
Yamaha Motor Co. Ltd.	46,600	1,035,457
Yamato Holdings Co. Ltd.	69,900	1,593,096
Yokogawa Electric Corp.	46,600	654,976

		325,871,556
MALAYSIA — 0.64%
Alliance Financial Group Bhd	512,600	487,550
Axiata Group Bhd	302,900	355,249
Berjaya Sports Toto Bhd	102,206	77,720
British American Tobacco Malaysia Bhd	23,300	275,046
CIMB Group Holdings Bhd	535,900	642,569
DiGi.Com Bhd[b]	442,700	530,818
Genting Bhd	256,300	478,997
Genting Malaysia Bhd	233,000	264,381
Hong Leong Bank Bhd	93,200	295,929
Hong Leong Financial Group Bhd	69,900	261,938
IHH Healthcare Bhd	279,600	426,565
IOI Corp. Bhd	385,500	413,528
IOI Properties Group Bhd	550,915	321,750
Kuala Lumpur Kepong Bhd	69,900	399,238
Lafarge Malaysia Bhd	116,500	224,946
Malayan Banking Bhd[b]	302,900	570,420
Malaysia Airports Holdings Bhd	233,000	368,246
Maxis Bhd[b]	256,300	364,135
Petronas Chemicals Group Bhd	256,300	427,676
Petronas Dagangan Bhd	46,600	259,494
Petronas Gas Bhd	139,800	733,158
PPB Group Bhd	69,900	268,603
Public Bank Bhd	280,640	1,328,608
RHB Bank Bhd	182,495	210,119
RHB Bank Bhd New	141,000	—
Sapurakencana Petroleum Bhd[a]	559,200	215,948
Sime Darby Bhd	233,000	454,892
Tenaga Nasional Bhd	372,800	1,274,363
UMW Holdings Bhd	116,500	165,516
YTL Corp. Bhd	372,853	141,320

		12,238,722

Security	Shares	Value
MEXICO — 0.90%
Alfa SAB de CV	466,000	$710,119
America Movil SAB de CV	3,401,800	2,264,551
Cemex SAB de CV CPO[a]	1,918,527	1,668,861
Fibra Uno Administracion SA de CV	296,500	568,643
Fomento Economico Mexicano SAB de CV	256,300	2,470,673
Gentera SAB de CV	256,300	508,307
Grupo Aeroportuario del Sureste SAB de CV Series B	69,900	1,117,322
Grupo Financiero Banorte SAB de CV	311,500	1,843,576
Grupo Financiero Inbursa SAB de CV Series O	326,200	531,945
Grupo Financiero Santander Mexico SAB de CV Series B	279,600	508,580
Grupo Mexico SAB de CV Series B	372,829	923,177
Grupo Televisa SAB	279,600	1,382,576
Kimberly-Clark de Mexico SAB de CV Series A	396,100	858,436
OHL Mexico SAB de CVa	139,800	165,463
Wal-Mart de Mexico SAB de CV	722,300	1,535,812

		17,058,041
NETHERLANDS — 2.32%
Aegon NV	246,281	1,060,455
AerCap Holdings NVa	18,174	747,133
Akzo Nobel NV	36,581	2,361,094
Altice NV Class Aa	36,115	665,100
Altice NV Class Ba	18,998	353,098
ASML Holding NV	44,114	4,666,526
Gemalto NVb	9,553	518,731
Heineken NV	27,727	2,281,096
ING Groep NV	450,156	5,919,067
Koninklijke Ahold Delhaize NV	195,103	4,447,468
Koninklijke DSM NV	26,799	1,720,909
Koninklijke KPN NV	400,294	1,303,682
Koninklijke Philips NV	117,236	3,528,998
NXP Semiconductors NVa	29,592	2,959,200
OCI NVa,b	21,771	301,897
RELX NV	130,477	2,199,070
Unilever NV CVA	183,770	7,691,313
Wolters Kluwer NV	33,319	1,287,664

		44,012,501

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
NEW ZEALAND — 0.13%
Auckland International Airport Ltd.	267,251	$1,259,951
Fletcher Building Ltd.	78,057	579,082
Spark New Zealand Ltd.	262,226	686,603

		2,525,636
NORWAY — 0.44%
DNB ASA	113,005	1,636,573
Gjensidige Forsikring ASA	38,146	684,658
Norsk Hydro ASA	175,915	787,747
Orkla ASA	89,472	846,310
Schibsted ASA	14,912	358,006
Statoil ASA	131,236	2,153,483
Telenor ASA	63,842	1,017,424
Yara International ASA	24,017	849,907

		8,334,108
PERU — 0.09%
Credicorp Ltd.	10,965	1,630,276
Southern Copper Corp.	562	15,955

		1,646,231
PHILIPPINES — 0.31%
Ayala Land Inc.	1,421,300	1,064,012
Bank of the Philippine Islands	590,945	1,233,818
JG Summit Holdings Inc.	170,090	266,959
Jollibee Foods Corp.	277,440	1,363,637
Metropolitan Bank & Trust Co.	829,518	1,392,737
Security Bank Corp.	107,180	487,841

		5,809,004
POLAND — 0.26%
Alior Bank SAa	35,624	426,762
Bank Handlowy w Warszawie SA	9,786	193,216
Bank Millennium SAa	184,606	270,634
Bank Pekao SA	11,650	358,304
Cyfrowy Polsat SAa	116,329	715,853
Eurocash SA	27,674	279,563
KGHM Polska Miedz SA	10,951	197,771
mBank SAa	2,884	259,248
Orange Polska SA	89,239	126,971
Polski Koncern Naftowy ORLEN SA	43,451	858,897
Powszechna Kasa Oszczednosci Bank Polski SA	83,181	580,768
Powszechny Zaklad Ubezpieczen SA	44,270	306,392

Security	Shares	Value
Synthos SAa	174,125	$209,701
Tauron Polska Energia SAa	303,219	204,157

		4,988,237
PORTUGAL — 0.12%
Banco Espirito Santo SA Registered[a]	1	—
EDP – Energias de Portugal SA	254,485	839,968
Galp Energia SGPS SA	48,569	657,531
Jeronimo Martins SGPS SA	42,916	737,188

		2,234,687
QATAR — 0.19%
Ezdan Holding Group QSC	101,674	438,352
Masraf Al Rayan QSC	118,270	1,123,736
Ooredoo QSC	15,304	407,653
Qatar National Bank SAQ	38,011	1,670,102

		3,639,843
RUSSIA — 0.84%
Gazprom PJSC ADR	616,317	2,662,489
Lukoil PJSC ADR	54,291	2,639,085
Magnit PJSC GDR[d]	42,872	1,701,590
MegaFon PJSC GDR[d]	40,542	386,365
MMC Norilsk Nickel PJSC ADR	76,257	1,154,150
Mobile TeleSystems PJSC ADR	92,734	714,979
Novatek OJSC GDR[d]	14,758	1,577,630
Rosneft PJSC GDR[d]	96,048	523,462
RusHydro PJSC ADR	194,648	237,471
Sberbank of Russia PJSC ADR	247,085	2,344,837
Sistema PJSC FC GDR[d]	47,998	358,545
Surgutneftegas OJSC ADR	190,607	831,046
Tatneft PJSC ADR	21,934	734,131

		15,865,780
SINGAPORE — 0.87%
Ascendas REIT	514,316	875,730
CapitaLand Ltd.	256,400	569,205
ComfortDelGro Corp. Ltd.	233,000	425,188
DBS Group Holdings Ltd.	209,700	2,259,860
Genting Singapore PLC	1,564,500	837,382
Global Logistic Properties Ltd.	466,000	594,260
Golden Agri-Resources Ltd.	699,000	193,344
Hutchison Port Holdings Trust	816,800	363,476
Jardine Matheson Holdings Ltd.	23,300	1,419,203
Keppel Corp. Ltd.	209,700	795,471
Noble Group Ltd.[a,b]	1,864,398	222,351

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	256,875	$1,564,983
SembCorp Industries Ltd.[b]	93,200	169,406
Sembcorp Marine Ltd.[b]	350,500	326,099
Singapore Airlines Ltd.	116,500	847,866
Singapore Telecommunications Ltd.	932,000	2,598,003
United Overseas Bank Ltd.	186,400	2,514,974

		16,576,801
SOUTH AFRICA — 1.65%
African Bank Investments Ltd.[a,b]	334,618	248
Anglo American Platinum Ltd.[a]	10,488	247,123
AngloGold Ashanti Ltd.[a]	59,509	797,352
Aspen Pharmacare Holdings Ltd.	53,611	1,167,970
Bid Corp. Ltd.	37,513	661,503
Bidvest Group Ltd. (The)	43,338	538,121
Brait SEa	45,120	299,818
FirstRand Ltd.	358,121	1,283,472
Foschini Group Ltd. (The)	46,600	479,739
Gold Fields Ltd.	125,131	508,691
Growthpoint Properties Ltd.	701,926	1,308,839
Impala Platinum Holdings Ltd.[a]	76,016	305,586
Imperial Holdings Ltd.	27,494	347,323
Investec Ltd.	56,153	346,310
MMI Holdings Ltd./South Africa	233,781	392,048
Mr. Price Group Ltd.	52,425	597,721
MTN Group Ltd.	174,517	1,506,289
Naspers Ltd. Class N	49,313	8,265,711
PSG Group Ltd.	20,038	313,147
Rand Merchant Investment Holdings Ltd.	194,322	581,993
Redefine Properties Ltd.	1,758,025	1,509,952
Remgro Ltd.[b]	63,049	1,047,504
RMB Holdings Ltd.	135,373	597,619
Sappi Ltd.[a]	101,355	563,814
Sasol Ltd.	70,832	1,967,062
Shoprite Holdings Ltd.	44,503	656,859
Sibanye Gold Ltd.	92,035	250,865
Standard Bank Group Ltd.	144,460	1,532,835
Steinhoff International Holdings NV Class H	272,474	1,471,047
Tiger Brands Ltd.	21,902	623,767
Truworths International Ltd.	87,877	465,701
Woolworths Holdings Ltd./South Africa	118,834	688,457

		31,324,486

Security	Shares	Value
SOUTH KOREA — 3.23%
AmorePacific Corp.	5,592	$1,754,449
AmorePacific Group	6,757	873,966
BGF retail Co. Ltd.	1,864	283,449
BNK Financial Group Inc.	25,472	206,804
Celltrion Inc.[a]	9,719	902,039
CJ CheilJedang Corp.	1,646	502,755
CJ Corp.	1,864	284,263
Coway Co. Ltd.	5,825	456,124
Daelim Industrial Co. Ltd.	3,078	219,771
DGB Financial Group Inc.	18,008	151,083
Dongbu Insurance Co. Ltd.	5,126	318,513
E-MART Inc.	1,894	268,975
GS Engineering & Construction Corp.[a]	7,548	176,785
GS Holdings Corp.	5,061	226,015
Hana Financial Group Inc.	32,279	925,280
Hankook Tire Co. Ltd.	7,948	383,421
Hanmi Pharm Co. Ltd.	961	304,026
Hanmi Science Co. Ltd.	1,923	127,892
Hanssem Co. Ltd.	2,563	397,581
Hyosung Corp.	2,330	272,860
Hyundai Department Store Co. Ltd.	1,631	167,483
Hyundai Development Co. Engineering & Construction	5,743	243,422
Hyundai Engineering & Construction Co. Ltd.	7,689	278,531
Hyundai Glovis Co. Ltd.	2,330	353,293
Hyundai Heavy Industries Co. Ltd.[a]	4,893	622,182
Hyundai Marine & Fire Insurance Co. Ltd.	7,006	216,441
Hyundai Mobis Co. Ltd.	7,223	1,729,606
Hyundai Motor Co.	15,145	1,853,004
Hyundai Steel Co.	6,291	271,598
Industrial Bank of Korea	30,057	346,736
Kakao Corp.	3,495	233,356
Kangwon Land Inc.	20,737	687,760
KB Financial Group Inc.	41,610	1,538,215
Kia Motors Corp.	27,028	961,363
Korea Aerospace Industries Ltd. Class A	13,281	752,116
Korea Electric Power Corp.	27,960	1,203,435
Korea Gas Corp.	5,430	219,952

286

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
Korea Investment Holdings Co. Ltd.	11,417	$410,084
Korea Zinc Co. Ltd.	1,165	463,251
KT Corp.	25,110	708,808
KT&G Corp.	11,872	1,172,415
LG Chem Ltd.	4,897	1,054,936
LG Corp.	11,650	624,116
LG Display Co. Ltd.	24,931	594,814
LG Electronics Inc.	12,582	525,602
LG Household & Health Care Ltd.	1,165	834,870
LG Uplus Corp.	50,561	521,407
Lotte Chemical Corp.	2,563	646,210
Lotte Confectionery Co. Ltd.	2,330	390,964
Lotte Shopping Co. Ltd.	1,398	279,172
Mirae Asset Securities Co. Ltd.	19,796	391,854
NAVER Corp.	3,055	2,288,080
NCsoft Corp.	1,864	430,874
OCI Co. Ltd.[a]	2,796	221,139
Orion Corp./Republic of Korea	466	291,186
POSCO	6,838	1,416,304
S-1 Corp.	4,427	357,874
S-Oil Corp.	6,291	431,587
Samsung C&T Corp.	7,518	1,061,094
Samsung Electro-Mechanics Co. Ltd.	5,828	239,894
Samsung Electronics Co. Ltd.	11,184	16,019,730
Samsung Fire & Marine Insurance Co. Ltd.	3,262	831,001
Samsung Life Insurance Co. Ltd.	6,524	630,021
Samsung SDI Co. Ltd.	5,825	480,050
Samsung SDS Co. Ltd.	3,495	471,905
Samsung Securities Co. Ltd.	6,291	189,953
Shinhan Financial Group Co. Ltd.	36,023	1,380,475
SK Holdings Co. Ltd.	5,592	1,092,254
SK Hynix Inc.	62,697	2,246,517
SK Innovation Co. Ltd.	6,990	925,484
SK Telecom Co. Ltd.	2,330	455,106
Woori Bank	32,641	356,576
Yuhan Corp.	871	159,851

		61,310,002
SPAIN — 2.18%
Abertis Infraestructuras SA	61,688	914,593
ACS Actividades de Construccion y Servicios SA	39,443	1,207,621
Aena SAc	6,059	888,351

Security	Shares	Value
Amadeus IT Holding SA Class A	60,727	$2,862,465
Banco Bilbao Vizcaya Argentaria SA	668,315	4,819,090
Banco de Sabadell SA	618,083	825,925
Banco Popular Espanol SA	540,144	591,514
Banco Santander SA	1,535,004	7,533,322
Bankia SA	717,487	630,781
CaixaBank SA	367,462	1,110,553
Distribuidora Internacional de Alimentacion SA	93,065	497,541
Ferrovial SA	80,577	1,565,623
Gas Natural SDG SA	23,783	468,625
Grifols SA	30,530	602,741
Iberdrola SA	614,254	4,180,802
Industria de Diseno Textil SA	123,490	4,310,851
International Consolidated Airlines Group SA	113,238	600,548
Red Electrica Corp. SA	32,732	681,915
Repsol SA	136,450	1,909,345
Telefonica SA	438,273	4,448,828
Zardoya Otis SA	86,246	727,035

		41,378,069
SWEDEN — 1.87%
Alfa Laval AB	73,395	1,055,996
Assa Abloy AB	116,034	2,113,217
Atlas Copco AB Class A	96,024	2,820,635
Electrolux AB Class B	43,105	1,022,021
Getinge AB Class B	39,885	654,324
Hennes & Mauritz AB Class B	109,277	3,077,901
Hexagon AB Class B	27,494	963,654
Husqvarna AB Class B	173,663	1,308,031
Investor AB Class B	52,658	1,874,243
Lundin Petroleum ABa,b	24,931	449,070
Millicom International Cellular SA SDR	10,075	443,472
Nordea Bank AB	307,094	3,232,121
Sandvik AB	168,459	1,917,723
Securitas AB Class B	93,066	1,440,117
Skandinaviska Enskilda Banken AB Class A	132,111	1,334,802
Skanska AB Class B	75,044	1,632,060
Svenska Cellulosa AB SCA Class B	55,378	1,570,829
Svenska Handelsbanken AB Class A	144,949	1,979,462

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S.ETF

October 31, 2016

Security	Shares	Value
Swedbank AB Class A	81,550	$1,912,762
Tele2 AB Class B	57,386	474,851
Telefonaktiebolaget LM Ericsson Class B	315,948	1,531,147
Telia Co. AB	262,591	1,050,771
Volvo AB Class B	147,955	1,590,826

		35,450,035
SWITZERLAND — 6.04%
ABB Ltd. Registered	266,086	5,489,083
Actelion Ltd. Registered	13,281	1,920,501
Adecco Group AG Registered	19,019	1,131,831
Aryzta AG	10,718	471,250
Barry Callebaut AG Registered	922	1,148,654
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	233	1,211,063
Cie. Financiere Richemont SA Class A Registered	59,497	3,829,491
Credit Suisse Group AG Registered	196,049	2,739,809
Dufry AG Registered[a]	3,495	425,521
Galenica AG Registered	466	467,461
Geberit AG Registered	5,316	2,250,793
Givaudan SA Registered	864	1,673,132
Julius Baer Group Ltd.	33,809	1,371,300
Kuehne + Nagel International AG Registered	12,828	1,740,841
LafargeHolcim Ltd. Registered	51,009	2,726,085
Lonza Group AG Registered	5,359	1,012,298
Nestle SA Registered	345,183	25,044,878
Novartis AG Registered	246,514	17,549,384
Partners Group Holding AG	1,864	944,346
Roche Holding AG	76,424	17,581,616
SGS SA Registered	466	945,289
Sonova Holding AG Registered	6,291	844,186
Swatch Group AG (The) Bearer[b]	4,274	1,286,652
Swiss Life Holding AG Registered	4,039	1,070,096
Swiss Prime Site AG Registered	7,051	585,028
Swiss Re AG	40,542	3,767,631
Swisscom AG Registered	2,796	1,279,957
Syngenta AG Registered	10,952	4,381,243
UBS Group AG	410,637	5,813,447
Zurich Insurance Group AG	15,092	3,951,177

		114,654,043

Security	Shares	Value
TAIWAN — 2.89%
Acer Inc.	1,222,792	$561,847
Advanced Semiconductor Engineering Inc.	699,218	822,023
Asia Cement Corp.	482,440	421,175
AU Optronics Corp.	1,721,000	654,424
Cathay Financial Holding Co. Ltd.	1,014,318	1,316,211
Chang Hwa Commercial Bank Ltd.	1,073,926	549,597
China Development Financial Holding Corp.	1,864,000	467,218
China Steel Corp.	1,207,288	872,254
Chunghwa Telecom Co. Ltd.	699,000	2,392,205
Compal Electronics Inc.	699,000	416,421
CTBC Financial Holding Co. Ltd.	2,062,036	1,110,817
Delta Electronics Inc.	233,000	1,229,327
E.Sun Financial Holding Co. Ltd.	1,026,941	584,127
Far EasTone Telecommunications Co. Ltd.	466,000	1,101,595
First Financial Holding Co. Ltd.	1,652,020	866,385
Formosa Chemicals & Fibre Corp.	238,340	709,186
Formosa Petrochemical Corp.	233,000	778,943
Formosa Plastics Corp.	239,960	649,373
Fubon Financial Holding Co. Ltd.	466,000	661,548
Highwealth Construction Corp.	223,080	330,476
Hon Hai Precision Industry Co. Ltd.	1,989,722	5,378,223
HTC Corp.[a]	276,000	808,125
Hua Nan Financial Holdings Co. Ltd.	1,963,445	998,599
Innolux Corp.	1,233,688	416,344
MediaTek Inc.	60,000	456,310
Mega Financial Holding Co. Ltd.	1,005,195	688,021
Nan Ya Plastics Corp.	469,840	978,166
Pegatron Corp.	466,000	1,255,169
Quanta Computer Inc.	466,000	945,069
Shin Kong Financial Holding Co. Ltd.[a]	794,149	172,381
Siliconware Precision Industries Co. Ltd.	468,218	708,466
SinoPac Financial Holdings Co. Ltd.	1,662,632	479,968
Synnex Technology International Corp.	244,750	261,367
Taishin Financial Holding Co. Ltd.	1,611,707	589,882
Taiwan Business Bank	3,259,074	824,128
Taiwan Cement Corp.	466,000	558,919
Taiwan Cooperative Financial Holding Co. Ltd.	2,621,989	1,150,742

288

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
Taiwan Mobile Co. Ltd.	466,000	$1,631,720
Taiwan Semiconductor Manufacturing Co. Ltd.	2,796,000	16,701,133
Uni-President Enterprises Corp.	555,972	1,076,444
United Microelectronics Corp.	2,330,000	867,543
Vanguard International Semiconductor Corp.	475,000	969,342
Yuanta Financial Holding Co. Ltd.	1,390,067	519,775

		54,930,988
THAILAND — 0.50%
Advanced Info Service PCL NVDR	93,200	408,778
Airports of Thailand PCL NVDR[b]	69,900	760,966
BEC World PCL NVDR	304,300	178,246
BTS Group Holdings PCL NVDR	1,421,300	347,228
Central Pattana PCL NVDR	163,100	259,814
Charoen Pokphand Foods PCL NVDR	731,700	658,577
CP ALL PCL NVDR	750,800	1,303,267
Glow Energy PCL NVDR	265,300	583,702
Indorama Ventures PCL NVDR	427,288	357,116
Minor International PCL NVDR	306,820	337,526
PTT Exploration & Production PCL NVDR	148,199	352,527
PTT Global Chemical PCL NVDR	233,601	400,487
PTT PCL NVDR	70,000	692,049
Siam Cement PCL (The) NVDR	70,200	1,002,929
Siam Commercial Bank PCL (The) NVDR	233,000	955,368
Thai Oil PCL NVDR	149,800	299,621
TMB Bank PCL NVDR	4,403,700	264,241
True Corp. PCL NVDR[b]	1,259,634	242,947

		9,405,389
TURKEY — 0.27%
Akbank TAS	130,480	348,475
Anadolu Efes Biracilik ve Malt Sanayii AS	59,465	363,141
Arcelik AS	135,160	892,177
BIM Birlesik Magazalar AS	37,103	603,895
Coca-Cola Icecek AS	19,805	223,854
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	448,810	458,006
Haci Omer Sabanci Holding AS	57,551	173,775
KOC Holding AS	45,077	187,787
Tupras Turkiye Petrol Rafinerileri AS	22,165	451,310
Turk Hava Yollari AOa	94,638	166,259
Turk Telekomunikasyon AS	98,378	181,726

Security	Shares	Value
Turkiye Garanti Bankasi AS	214,127	$581,553
Turkiye Halk Bankasi AS	57,085	173,289
Turkiye Is Bankasi Class C	90,671	146,992
Ulker Biskuvi Sanayi AS	24,232	150,249

		5,102,488
UNITED ARAB EMIRATES — 0.20%
Abu Dhabi Commercial Bank PJSC	300,941	503,057
Aldar Properties PJSC	806,207	579,452
Arabtec Holding PJSC[a]	420,645	152,312
DP World Ltd.	26,198	470,254
Emaar Properties PJSC	586,154	1,112,274
Emirates Telecommunications Group Co. PJSC	171,961	882,488

		3,699,837
UNITED KINGDOM — 12.55%
3i Group PLC	120,969	991,007
Aggreko PLC	30,756	300,963
Anglo American PLC[a]	167,760	2,316,493
Ashtead Group PLC	56,386	879,796
Associated British Foods PLC	29,359	882,489
AstraZeneca PLC	136,538	7,648,160
Auto Trader Group PLC[c]	123,490	564,931
Aviva PLC	438,977	2,373,173
BAE Systems PLC	291,999	1,934,021
Barclays PLC	1,815,303	4,217,625
Barratt Developments PLC	115,102	637,576
Berkeley Group Holdings PLC	13,980	402,638
BHP Billiton PLC	229,971	3,466,125
BP PLC	1,972,112	11,646,293
British American Tobacco PLC	210,166	12,037,997
British Land Co. PLC (The)	152,465	1,089,876
BT Group PLC	990,250	4,545,221
Bunzl PLC	69,931	1,877,479
Burberry Group PLC	49,629	893,733
Capita PLC	126,334	903,853
Carnival PLC	31,625	1,519,727
Centrica PLC	635,221	1,661,209
Coca-Cola HBC AG	28,659	617,919
Compass Group PLC	241,155	4,360,451
Diageo PLC	283,328	7,539,220
Experian PLC	155,877	2,993,580
Fresnillo PLC	27,028	541,175
G4S PLC	270,312	726,053
GlaxoSmithKline PLC	527,745	10,428,381
Glencore PLC[a]	1,318,142	4,023,298

289

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
HSBC Holdings PLC	2,120,999	$15,956,668
ICAP PLC	137,936	815,927
Imperial Brands PLC	120,694	5,828,638
InterContinental Hotels Group PLC	43,737	1,695,402
ITV PLC	506,542	1,054,435
J Sainsbury PLC	216,690	663,773
Johnson Matthey PLC	37,696	1,569,386
Kingfisher PLC	374,897	1,653,712
Land Securities Group PLC	113,799	1,387,983
Legal & General Group PLC	956,465	2,445,264
Lloyds Banking Group PLC	6,644,228	4,644,895
London Stock Exchange Group PLC	42,065	1,443,136
Marks & Spencer Group PLC	252,391	1,049,231
Mediclinic International PLC	41,474	459,012
National Grid PLC	482,310	6,271,276
Next PLC	23,656	1,390,938
Old Mutual PLC	693,475	1,706,027
Pearson PLC	95,654	884,638
Persimmon PLC	62,001	1,282,307
Petrofac Ltd.	30,924	304,495
Prudential PLC	324,569	5,288,173
Randgold Resources Ltd.	12,866	1,137,266
Reckitt Benckiser Group PLC	79,734	7,119,003
RELX PLC	132,163	2,357,437
Rio Tinto PLC	130,480	4,523,409
Rolls-Royce Holdings PLC	196,885	1,746,338
Rolls-Royce Holdings PLC New[a]	9,056,710	11,057
Royal Bank of Scotland Group PLC[a]	387,712	895,119
Royal Dutch Shell PLC Class A	439,436	10,936,702
Royal Dutch Shell PLC Class B	424,236	10,954,636
Sage Group PLC (The)	246,811	2,174,107
Shire PLC	97,627	5,542,465
Sky PLC	112,772	1,126,250
Smith & Nephew PLC	145,392	2,099,932
SSE PLC	131,412	2,552,615
Standard Chartered PLC[a]	361,158	3,139,036
Standard Life PLC	260,635	1,074,911
Taylor Wimpey PLC	362,806	627,660
Tesco PLC[a]	946,229	2,434,691
TUI AG	48,934	619,540
Unilever PLC	147,023	6,135,322
United Utilities Group PLC	78,186	897,298
Vedanta Ltd. ADR	171,529	2,068,640

Security	Shares	Value
Vodafone Group PLC	2,934,635	$8,054,349
Weir Group PLC (The)	26,795	556,138
Wm Morrison Supermarkets PLC	291,788	806,893
Wolseley PLC	48,231	2,503,211
Worldpay Group PLC[c]	115,568	401,844
WPP PLC	181,286	3,935,284

		238,246,931

TOTAL COMMON STOCKS
(Cost: $2,115,561,104)		1,863,184,068

PREFERRED STOCKS — 1.43%

BRAZIL — 0.85%
Banco Bradesco SA	373,373	3,943,836
Centrais Eletricas Brasileiras SA Class B	69,900	603,871
Cia. Brasileira de Distribuicao	23,300	448,947
Cia. Energetica de Minas Gerais	109,600	337,540
Cia. Paranaense de Energia Class B	34,200	394,842
Gerdau SA	139,800	486,629
Itau Unibanco Holding SA	328,397	3,983,277
Itausa-Investimentos Itau SA	462,435	1,378,899
Lojas Americanas SA	89,800	587,160
Petroleo Brasileiro SA	396,100	2,213,310
Telefonica Brasil SA	29,400	428,855
Vale SA	209,700	1,366,493

		16,173,659
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B	10,784	319,846

		319,846
COLOMBIA — 0.06%
Bancolombia SA	129,910	1,237,484

		1,237,484
GERMANY — 0.35%
Henkel AG & Co. KGaA	26,220	3,359,983
Porsche Automobil Holding SE	16,868	908,356
Volkswagen AG	17,569	2,411,245

		6,679,584
ITALY — 0.02%
Telecom Italia SpA/Milano	616,530	436,593

		436,593

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Security	Shares	Value
SOUTH KOREA — 0.13%
Hyundai Motor Co.	1,864	$155,734
Hyundai Motor Co. Series 2	4,194	368,361
Samsung Electronics Co. Ltd.	1,631	1,877,236

		2,401,331

TOTAL PREFERRED STOCKS
(Cost: $22,330,603)		27,248,497

RIGHTS — 0.01%

ITALY — 0.00%
EXOR SpA[a]	30,523	1

		1
SPAIN — 0.01%
Banco Santander SAa	1,535,004	85,816
Ferrovial SAa	80,577	34,448

		120,264
SWEDEN — 0.00%
Tele2 AB Class Ba	57,386	17,215

		17,215

TOTAL RIGHTS
(Cost: $111,135)		137,480

SHORT-TERM INVESTMENTS — 1.62%

MONEY MARKET FUNDS — 1.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	30,479,797	30,482,845
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[e,f]	262,924	262,924

		30,745,769

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,742,751)		30,745,769

TOTAL INVESTMENTS IN SECURITIES — 101.18%
(Cost: $2,168,745,593)[h]		1,921,315,814
Other Assets, Less Liabilities — (1.18)%		(22,488,279)

NET ASSETS — 100.00%		$1,898,827,535

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $2,205,511,076. Net unrealized depreciation was $284,195,262, of which $111,840,459 represented gross unrealized appreciation on securities and $396,035,721 represented gross unrealized depreciation on securities.

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,862,907,074	$276,744	$250	$1,863,184,068
Preferred stocks	27,248,497	—	—	27,248,497
Rights	120,264	17,216	—	137,480
Money market funds	30,745,769	—	—	30,745,769

Total	$1,921,021,604	$293,960	$250	$1,921,315,814

292

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.82%

AUSTRALIA — 2.38%
Amcor Ltd./Australia	11,470	$128,303
AMP Ltd.	27,094	94,221
APA Group	48,360	292,924
Aurizon Holdings Ltd.	10,354	38,449
Australia & New Zealand Banking Group Ltd.	23,436	496,666
Brambles Ltd.	21,638	189,847
Caltex Australia Ltd.	12,276	287,062
Commonwealth Bank of Australia	13,776	769,336
Crown Resorts Ltd.	5,642	46,754
CSL Ltd.	3,286	251,323
Dexus Property Group	15,624	106,288
Domino’s Pizza Enterprises Ltd.	744	36,375
Fortescue Metals Group Ltd.	45,880	192,018
Goodman Group	34,410	177,791
GPT Group (The)	33,046	117,182
Insurance Australia Group Ltd.	23,932	100,343
LendLease Group	8,308	85,473
Macquarie Group Ltd.	3,348	203,303
Medibank Pvt Ltd.	21,576	42,359
Mirvac Group	69,068	109,845
National Australia Bank Ltd.	21,826	465,038
Newcrest Mining Ltd.	5,704	97,921
Oil Search Ltd.	32,870	166,583
QBE Insurance Group Ltd.	12,710	96,620
Scentre Group	54,312	173,994
Seek Ltd.	3,720	41,442
Sonic Healthcare Ltd.	2,356	36,734
Stockland	38,130	128,246
Suncorp Group Ltd.	9,796	89,228
Sydney Airport	33,604	160,074
Tatts Group Ltd.	24,862	76,810
Telstra Corp. Ltd.	46,624	176,683
Transurban Group	29,984	237,062
Treasury Wine Estates Ltd.	10,540	86,139
Wesfarmers Ltd.	8,246	257,329
Westfield Corp.	22,630	153,261
Westpac Banking Corp.	27,360	634,373
Woolworths Ltd.	9,548	171,830

		7,015,229
AUSTRIA — 0.02%
Raiffeisen Bank International AGa	2,666	43,632

		43,632

Security	Shares	Value
BELGIUM — 0.42%
Ageas	2,232	$81,415
Anheuser-Busch InBev SA/NV	7,068	810,048
Colruyt SA	1,116	59,902
KBC Group NVa	2,046	124,499
UCB SA	1,302	88,047
Umicore SA	1,178	71,526

		1,235,437
BRAZIL — 0.67%
AES Tiete Energia SA	31,000	161,960
Ambev SA	24,800	147,507
Banco do Brasil SA	6,200	57,361
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	12,400	73,636
CCR SA	18,600	101,935
Cielo SA	7,880	80,645
Cosan SA Industria e Comercio	24,800	336,218
CPFL Energia SA	13,284	101,628
Equatorial Energia SA	6,200	111,511
Klabin SA Units	6,200	32,216
Kroton Educacional SA	12,400	62,277
Ultrapar Participacoes SA	31,000	708,255

		1,975,149
CANADA — 3.54%
Agnico Eagle Mines Ltd.	5,270	267,855
Alimentation Couche-Tard Inc. Class B	3,038	152,733
AltaGas Ltd.	15,872	393,055
ARC Resources Ltd.	2,294	38,974
Bank of Montreal	3,596	229,028
Bank of Nova Scotia (The)	8,122	436,809
Barrick Gold Corp.	9,858	173,586
BCE Inc.	1,364	62,020
Bombardier Inc. Class Ba	24,490	32,525
Brookfield Asset Management Inc. Class A	9,114	319,406
Cameco Corp.	30,256	233,199
Canadian Imperial Bank of Commerce/Canada	2,666	199,913
Canadian National Railway Co.	5,208	327,654
Canadian Pacific Railway Ltd.	1,302	186,268
Canadian Tire Corp. Ltd. Class A	372	36,188
CCL Industries Inc. Class B	806	143,453
CGI Group Inc. Class Aa	930	44,208
Constellation Software Inc./Canada	186	87,202

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
Dollarama Inc.	496	$37,093
Element Fleet Management Corp.	3,038	29,626
Enbridge Inc.	19,406	838,646
Fairfax Financial Holdings Ltd.	186	95,335
Finning International Inc.	1,302	24,248
First Quantum Minerals Ltd.	14,632	139,087
Franco-Nevada Corp.	3,596	235,548
George Weston Ltd.	1,240	101,124
Goldcorp Inc.	8,680	131,924
Inter Pipeline Ltd.	23,064	478,575
Keyera Corp.	7,812	234,666
Kinross Gold Corp.[a]	10,912	42,419
Loblaw Companies Ltd.	1,984	97,968
Magna International Inc. Class A	1,674	68,784
Manulife Financial Corp.	15,252	221,113
Pembina Pipeline Corp.	18,042	554,755
PrairieSky Royalty Ltd.	29,016	631,522
Restaurant Brands International Inc.	1,426	63,445
Rogers Communications Inc. Class B	2,728	109,832
Royal Bank of Canada	10,416	651,267
Shaw Communications Inc. Class B	1,736	34,429
Silver Wheaton Corp.	9,486	228,754
SNC-Lavalin Group Inc.	992	40,339
Sun Life Financial Inc.	2,542	85,141
Thomson Reuters Corp.	1,984	78,250
Toronto-Dominion Bank (The)	12,214	554,631
TransCanada Corp.	12,028	544,928
Valeant Pharmaceuticals International Inc.[a]	3,162	56,481
Veresen Inc.	28,768	260,796
Vermilion Energy Inc.	7,936	311,459
Yamana Gold Inc.	20,646	73,788

		10,420,049
CHILE — 0.14%
Aguas Andinas SA Series A	394,258	259,908
Cencosud SA	14,570	47,491
SACI Falabella	14,198	111,468

		418,867
CHINA — 2.95%
58.com Inc. ADR[a,b]	806	33,731
Agricultural Bank of China Ltd. Class H	372,000	156,862
Alibaba Group Holding Ltd. ADR[a,b]	9,238	939,412
AviChina Industry & Technology Co. Ltd. Class H	62,000	42,134

Security	Shares	Value
Baidu Inc.[a,b]	2,232	$394,751
Bank of China Ltd. Class H	744,000	333,871
Bank of Communications Co. Ltd. Class H	62,000	47,250
Beijing Enterprises Water Group Ltd.[b]	248,000	180,047
Belle International Holdings Ltd.	124,000	75,153
CGN Power Co. Ltd. Class Hc	496,000	145,189
China Communications Construction Co. Ltd. Class H	62,000	68,277
China Construction Bank Corp. Class H	806,000	590,351
China Evergrande Group[b]	62,000	41,014
China Galaxy Securities Co. Ltd. Class H	62,000	59,003
China Life Insurance Co. Ltd. Class H	62,000	153,984
China Merchants Bank Co. Ltd. Class H	62,000	151,265
China Minsheng Banking Corp. Ltd. Class H	93,000	106,134
China Mobile Ltd.	62,000	710,355
China Oilfield Services Ltd. Class H	124,000	119,925
China Pacific Insurance Group Co. Ltd. Class H	37,200	134,556
China Taiping Insurance Holdings Co. Ltd.[a]	37,200	71,859
China Telecom Corp. Ltd. Class H	124,000	64,120
China Unicom Hong Kong Ltd.	124,000	145,349
China Vanke Co. Ltd. Class H	12,400	32,460
CITIC Securities Co. Ltd. Class H	31,000	68,757
COSCO SHIPPING Ports Ltd.	102,000	101,279
CRRC Corp. Ltd. Class H	62,000	56,285
Ctrip.com International Ltd.[a,b]	2,976	131,390
GF Securities Co. Ltd. Class H	12,400	27,599
Great Wall Motor Co. Ltd. Class H	62,000	60,522
Guangdong Investment Ltd.	124,000	187,403
Haitong Securities Co. Ltd. Class H	24,800	44,004
Huaneng Renewables Corp. Ltd. Class H	372,000	125,202
Huatai Securities Co. Ltd. Class Hc	12,400	26,224
Industrial & Commercial Bank of China Ltd. Class H	620,000	373,366
JD.com Inc. ADR[a,b]	6,138	159,281
Kunlun Energy Co. Ltd.	248,000	187,723
Lenovo Group Ltd.[b]	124,000	79,630
Netease Inc.	744	191,201
New Oriental Education & Technology Group Inc. ADR[a]	1,550	77,701
Ping An Insurance Group Co. of China Ltd. Class H	62,000	327,395
Shui On Land Ltd.	62,000	15,350
Sino Biopharmaceutical Ltd.	62,000	43,413

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
Sino-Ocean Group Holding Ltd.	93,000	$38,736
Sinotrans Ltd. Class H	186,000	87,785
SOHO China Ltd.[b]	155,000	80,150
Sunac China Holdings Ltd.[b]	62,000	42,453
TAL Education Group Class A ADR[a,b]	868	70,690
Tencent Holdings Ltd.	43,400	1,151,759
Vipshop Holdings Ltd. ADR[a,b]	3,906	53,395
Want Want China Holdings Ltd.[b]	124,000	75,633

		8,681,378
COLOMBIA — 0.09%
Interconexion Electrica SA ESP	82,956	276,603

		276,603
DENMARK — 0.56%
Carlsberg A/S Class B	1,324	119,208
Chr Hansen Holding A/S	1,860	111,225
Coloplast A/S Class B	806	56,155
Danske Bank A/S	6,572	202,598
Genmab A/Sa	354	58,320
Novo Nordisk A/S Class B	15,872	566,945
Novozymes A/S Class B	3,390	125,736
Pandora A/S	1,306	169,742
TDC A/Sa	8,329	45,891
Vestas Wind Systems A/S	2,232	178,760

		1,634,580
EGYPT — 0.01%
Talaat Moustafa Group	47,250	30,170

		30,170
FINLAND — 0.41%
Elisa OYJ	3,162	106,412
Kone OYJ Class B	4,960	227,980
Metso OYJ	2,046	53,603
Neste OYJ	6,448	277,996
Nokia OYJ	49,662	221,460
Nokian Renkaat OYJ	806	27,010
Sampo OYJ Class A	4,154	190,204
Wartsila OYJ Abp	2,542	109,790

		1,214,455
FRANCE — 3.16%
Aeroports de Paris	1,116	112,561
Airbus Group SE	5,518	327,544
AXA SA	21,638	487,082
BNP Paribas SA	9,734	563,825
Bollore SAb	33,728	110,918

Security	Shares	Value
Capgemini SA	2,170	$179,548
Carrefour SA	4,030	105,561
Christian Dior SE	496	95,558
CNP Assurances	4,650	80,461
Credit Agricole SA	13,082	140,996
Danone SA	5,828	402,996
Edenred	4,216	97,538
Essilor International SA	1,984	222,706
Fonciere des Regions	997	87,029
Gecina SA	806	117,334
Groupe Eurotunnel SE Registered	8,432	78,853
Iliad SA	124	25,976
Ingenico Group SA	434	34,302
Kering	806	178,519
Klepierre	2,108	86,112
L’Oreal SA	2,666	476,509
Legrand SA	3,162	178,474
LVMH Moet Hennessy Louis Vuitton SE	2,542	461,312
Natixis SA	15,686	79,183
Orange SA	17,856	280,883
Pernod Ricard SA	2,604	309,286
Peugeot SAa	2,852	42,659
Publicis Groupe SA	2,046	140,177
Renault SA	1,922	166,677
Rexel SA	7,812	108,200
Safran SA	3,410	234,114
Sanofi	9,920	771,641
Schneider Electric SE	6,572	440,466
SCOR SE	3,100	100,213
SES SA	3,968	91,127
SFR Group SA	1,178	31,689
Societe Generale SA	8,060	314,186
Sodexo SA	1,302	151,003
Technip SA	3,968	262,810
Thales SA	1,145	107,654
Unibail-Rodamco SE	1,146	272,605
Valeo SA	930	53,522
Vinci SA	5,146	372,196
Vivendi SA	11,780	237,862
Zodiac Aerospace	2,976	72,325

		9,292,192
GERMANY — 2.73%
adidas AG	2,232	365,540
Allianz SE Registered	4,402	685,217

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
BASF SE	5,394	$474,806
Bayer AG Registered	5,828	576,832
Bayerische Motoren Werke AG	2,604	226,562
Beiersdorf AG	1,488	130,818
Brenntag AG	2,356	125,762
Commerzbank AG	18,104	122,785
Continental AG	930	177,948
Daimler AG Registered	8,246	586,739
Deutsche Bank AG Registered[a]	13,082	188,649
Deutsche Boerse AGa	992	77,077
Deutsche Post AG Registered	7,750	239,829
Deutsche Telekom AG Registered	24,986	406,600
Deutsche Wohnen AG Bearer	4,030	131,294
Fresenius Medical Care AG & Co. KGaA	1,984	161,396
Fresenius SE & Co. KGaA	3,596	265,056
GEA Group AG	2,542	98,156
Hannover Rueck SE	434	48,313
Henkel AG & Co. KGaA	992	109,069
HUGO BOSS AG	496	31,106
Infineon Technologies AG	13,330	238,985
Merck KGaA	1,550	159,139
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,736	336,070
ProSiebenSat.1 Media SE Registered	868	37,356
SAP SE	8,742	768,939
Siemens AG Registered	7,378	836,679
Symrise AG	2,728	186,932
Telefonica Deutschland Holding AG	15,252	59,036
Vonovia SE	4,960	174,451

		8,027,141
GREECE — 0.04%
Alpha Bank AEa	16,920	28,934
Eurobank Ergasias SAa	37,842	22,235
JUMBO SA	1,812	25,723
National Bank of Greece SAa	75,819	15,542
OPAP SA	2,397	20,416
Piraeus Bank SAa	89,409	14,800

		127,650

Security	Shares	Value
HONG KONG — 1.09%
AIA Group Ltd.	99,200	$626,168
BOC Hong Kong Holdings Ltd.	31,000	110,731
Cheung Kong Infrastructure Holdings Ltd.	26,000	213,067
Cheung Kong Property Holdings Ltd.	31,000	229,656
CK Hutchison Holdings Ltd.	31,000	383,560
Galaxy Entertainment Group Ltd.[b]	62,000	254,641
Hong Kong & China Gas Co. Ltd.[b]	248,590	487,252
Hong Kong Exchanges & Clearing Ltd.[b]	6,200	164,217
Hongkong Land Holdings Ltd.[b]	12,400	83,080
Link REIT[b]	31,000	221,062
Melco Crown Entertainment Ltd. ADR[b]	2,604	43,591
MGM China Holdings Ltd.	24,800	41,062
MTR Corp. Ltd.	31,000	171,693
Sands China Ltd.	24,800	107,932
Wynn Macau Ltd.[b]	49,600	76,112

		3,213,824
INDIA — 0.86%
ICICI Bank Ltd. ADR	44,392	368,010
Infosys Ltd. ADR	33,480	510,905
Larsen & Toubro Ltd. GDR[d]	20,894	459,668
Mahindra & Mahindra Ltd. GDR	20,832	407,266
State Bank of India GDR[d]	8,804	335,432
Wipro Ltd. ADR[b]	46,066	445,458

		2,526,739
INDONESIA — 0.32%
Astra International Tbk PT	248,000	156,331
Bank Central Asia Tbk PT	49,600	59,016
Bank Mandiri Persero Tbk PT	111,600	98,146
Bank Rakyat Indonesia Persero Tbk PT	124,000	115,941
Gudang Garam Tbk PT	12,400	64,528
Jasa Marga Persero Tbk PT	62,000	21,525
Perusahaan Gas Negara Persero Tbk PT	651,000	127,725
Telekomunikasi Indonesia Persero Tbk PT	638,600	206,537
Unilever Indonesia Tbk PT	12,400	42,266

296

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
United Tractors Tbk PT	37,200	$61,653

		953,668
IRELAND — 0.04%
Bank of Ireland[a]	259,718	55,517
Paddy Power Betfair PLC	682	70,500

		126,017
ISRAEL — 0.19%
Bezeq The Israeli Telecommunication Corp. Ltd.	17,422	31,617
Check Point Software Technologies Ltd.[a]	806	68,155
Mobileye NVa	2,232	82,986
Nice Ltd.	806	53,451
Teva Pharmaceutical Industries Ltd.	7,680	321,341

		557,550
ITALY — 0.58%
Assicurazioni Generali SpA	12,772	164,788
Atlantia SpA	8,804	215,313
CNH Industrial NV	14,508	112,598
Ferrari NV	744	39,131
Intesa Sanpaolo SpA	130,634	302,154
Luxottica Group SpA	1,922	95,548
Mediobanca SpA	14,818	108,425
Saipem SpA[a]	76,012	31,247
Snam SpA	57,660	303,519
Terna Rete Elettrica Nazionale SpA	39,494	193,175
UniCredit SpA	33,604	83,251
Unione di Banche Italiane SpA	23,622	65,047

		1,714,196
JAPAN — 8.12%
Aeon Co. Ltd.	6,200	85,727
AEON Financial Service Co. Ltd.	6,200	109,209
Amada Holdings Co. Ltd.	18,600	212,045
Asahi Group Holdings Ltd.	6,200	221,308
Astellas Pharma Inc.	24,800	368,041
Bridgestone Corp.	6,200	230,984
Brother Industries Ltd.	6,200	113,870
Canon Inc.	12,400	356,005
Concordia Financial Group Ltd.	12,400	57,489
Dai-ichi Life Holdings Inc.	12,400	181,838
Daiichi Sankyo Co. Ltd.	6,200	149,034
Daiwa House Industry Co. Ltd.	6,200	170,274
Denso Corp.	6,200	269,334

Security	Shares	Value
Dentsu Inc.	6,200	$309,159
East Japan Railway Co.	6,200	546,162
Fuji Heavy Industries Ltd.	6,200	241,545
FUJIFILM Holdings Corp.	6,200	234,524
Hachijuni Bank Ltd. (The)	12,400	67,614
Hino Motors Ltd.	12,400	135,110
Hitachi Chemical Co. Ltd.	6,200	145,140
Hitachi Ltd.	62,000	329,927
Hitachi Metals Ltd.	12,400	154,816
Honda Motor Co. Ltd.	18,600	556,487
Hoya Corp.	6,200	258,714
IHI Corp.[a]	62,000	163,430
Iida Group Holdings Co. Ltd.	6,200	119,711
Isuzu Motors Ltd.	12,400	153,341
ITOCHU Corp.	18,600	235,144
Iyo Bank Ltd. (The)	12,400	76,228
Japan Exchange Group Inc.	6,200	92,217
Japan Post Bank Co. Ltd.	6,200	73,042
Japan Post Holdings Co. Ltd.	6,200	78,942
Japan Tobacco Inc.	12,400	471,291
Kansai Paint Co. Ltd.	12,400	266,679
Kao Corp.	6,200	318,894
KDDI Corp.	18,600	564,983
Kirin Holdings Co. Ltd.	12,400	213,284
Komatsu Ltd.	12,400	276,473
Kubota Corp.	12,400	199,951
Kyocera Corp.	6,200	301,489
Marubeni Corp.	49,600	260,874
Marui Group Co. Ltd.	6,200	87,025
Mazda Motor Corp.	6,200	101,922
Mitsubishi Corp.	18,600	405,506
Mitsubishi Heavy Industries Ltd.	62,000	265,145
Mitsubishi Motors Corp.	12,400	69,030
Mitsubishi UFJ Financial Group Inc.	130,200	674,758
Mitsui & Co. Ltd.	24,800	344,087
Mizuho Financial Group Inc.	266,600	449,302
MS&AD Insurance Group Holdings Inc.	6,200	184,198
Nippon Paint Holdings Co. Ltd.	6,200	211,219
Nippon Telegraph & Telephone Corp.	6,200	274,939
Nissan Motor Co. Ltd.	31,000	315,207
Nomura Holdings Inc.	55,800	279,571
Nomura Real Estate Holdings Inc.	6,200	104,843
Nomura Real Estate Master Fund Inc.	62	100,300

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
NTT DOCOMO Inc.	12,400	$311,578
Obayashi Corp.	6,200	59,767
Olympus Corp.	6,200	221,249
Omron Corp.	6,200	237,769
Ono Pharmaceutical Co. Ltd.	6,200	157,353
ORIX Corp.	12,400	196,529
Otsuka Holdings Co. Ltd.	6,200	271,222
Panasonic Corp.	18,600	194,169
Rakuten Inc.	12,400	143,075
Resona Holdings Inc.	37,200	164,964
SBI Holdings Inc./Japan	6,200	73,750
Secom Co. Ltd.	6,200	447,396
Sega Sammy Holdings Inc.	6,200	91,509
Sekisui House Ltd.	12,400	204,906
Seven & I Holdings Co. Ltd.	6,200	258,596
Shin-Etsu Chemical Co. Ltd.	6,200	470,288
Shionogi & Co. Ltd.	6,200	305,501
Shiseido Co. Ltd.	6,200	159,772
SoftBank Group Corp.	6,200	389,517
Sompo Holdings Inc.	6,200	200,835
Sony Corp.	12,400	396,597
Sumitomo Corp.	37,200	428,162
Sumitomo Mitsui Financial Group Inc.	12,400	431,053
Sumitomo Mitsui Trust Holdings Inc.	6,200	209,449
Suzuki Motor Corp.	6,200	220,069
T&D Holdings Inc.	12,400	149,978
Takeda Pharmaceutical Co. Ltd.	6,200	277,299
Terumo Corp.	6,200	239,834
Toho Gas Co. Ltd.	62,000	574,069
Tokio Marine Holdings Inc.	6,200	244,790
Tokyo Gas Co. Ltd.	62,000	280,957
Toyota Industries Corp.	6,200	284,084
Toyota Motor Corp.	24,800	1,434,641
Toyota Tsusho Corp.	6,200	146,497
Unicharm Corp.	6,200	147,411
United Urban Investment Corp.	124	208,741
Yahoo Japan Corp.	18,600	71,331
Yamaha Corp.	6,200	221,544
Yamato Holdings Co. Ltd.	6,200	141,305

		23,904,937
MALAYSIA — 0.32%
CIMB Group Holdings Bhd	55,800	66,907
Genting Bhd	43,400	81,110
Genting Malaysia Bhd	68,200	77,385

Security	Shares	Value
Petronas Chemicals Group Bhd	24,800	$41,383
Petronas Dagangan Bhd	37,200	207,150
Petronas Gas Bhd	62,000	325,149
PPB Group Bhd	24,800	95,298
Sapurakencana Petroleum Bhd[a]	117,800	45,491

		939,873
MEXICO — 0.41%
America Movil SAB de CV	235,600	156,837
Fibra Uno Administracion SA de CV	24,800	47,563
Fomento Economico Mexicano SAB de CV	18,600	179,300
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,200	60,225
Grupo Financiero Banorte SAB de CV	18,600	110,082
Grupo Mexico SAB de CV Series B	136,400	337,745
Grupo Televisa SAB	24,800	122,632
OHL Mexico SAB de CVa	18,600	22,014
Promotora y Operadora de Infraestructura SAB de CV	2,480	27,863
Wal-Mart de Mexico SAB de CV	62,000	131,829

		1,196,090
NETHERLANDS — 1.16%
Aegon NV	22,630	97,442
AerCap Holdings NVa	1,550	63,720
Altice NV Class Aa,b	5,394	99,337
ASML Holding NV	3,534	373,838
Gemalto NVb	496	26,933
Heineken NV	2,604	214,231
ING Groep NV	38,626	507,890
Koninklijke Ahold Delhaize NV	3,381	77,072
Koninklijke KPN NV	32,984	107,423
Koninklijke Philips NV	10,788	324,737
Koninklijke Vopak NV	6,324	318,924
NN Group NV	2,418	72,759
NXP Semiconductors NVa	2,728	272,800
Randstad Holding NV	1,860	95,656
RELX NV	7,458	125,698
Unilever NV CVA	13,764	576,064
Wolters Kluwer NV	1,159	44,791

		3,399,315
NEW ZEALAND — 0.08%
Auckland International Airport Ltd.	23,994	113,119
Meridian Energy Ltd.	71,920	132,231

		245,350

298

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
NORWAY — 0.25%
DNB ASA	12,214	$176,887
Gjensidige Forsikring ASA	2,294	41,173
Marine Harvest ASA	5,890	107,001
Orkla ASA	16,926	160,102
Schibsted ASA	2,728	65,494
Telenor ASA	10,974	174,888

		725,545
PERU — 0.07%
Cia. de Minas Buenaventura SA ADR[a]	4,836	64,271
Credicorp Ltd.	868	129,054

		193,325
PHILIPPINES — 0.14%
Aboitiz Power Corp.	223,200	211,803
Energy Development Corp.	291,400	35,506
International Container Terminal Services Inc.	30,380	48,811
PLDT Inc.	2,170	68,565
SM Prime Holdings Inc.	105,400	58,553

		423,238
POLAND — 0.10%
Bank Pekao SA	2,480	76,274
Bank Zachodni WBK SA	558	44,942
Powszechna Kasa Oszczednosci Bank Polski SA	15,376	107,355
Powszechny Zaklad Ubezpieczen SA	11,160	77,239

		305,810
PORTUGAL — 0.02%
Jeronimo Martins SGPS SA	4,154	71,355

		71,355
QATAR — 0.11%
Ezdan Holding Group QSC	8,370	36,086
Qatar Gas Transport Co. Ltd.	44,640	277,165

		313,251
RUSSIA — 0.30%
Magnit PJSC GDR[d]	6,634	263,303
MegaFon PJSC GDR[d]	10,418	99,284
Mobile TeleSystems PJSC ADR	18,538	142,928
Sberbank of Russia PJSC ADR	40,587	385,171

		890,686
SINGAPORE — 0.44%
Ascendas REIT[b]	38,257	65,141

Security	Shares	Value
CapitaLand Commercial Trust	80,600	$91,203
CapitaLand Ltd.[b]	49,600	110,111
City Developments Ltd.[b]	6,200	37,817
DBS Group Holdings Ltd.	12,400	133,630
Genting Singapore PLC	99,200	53,096
Global Logistic Properties Ltd.[b]	62,000	79,065
Hutchison Port Holdings Trust[b]	310,000	137,950
Singapore Telecommunications Ltd.	117,800	328,374
Suntec REIT[b]	55,800	67,350
UOL Group Ltd.[b]	18,600	75,768
Wilmar International Ltd.	24,800	58,975
Yangzijiang Shipbuilding Holdings Ltd.[b]	111,600	59,733

		1,298,213
SOUTH AFRICA — 0.84%
Aspen Pharmacare Holdings Ltd.	5,394	117,514
Barclays Africa Group Ltd.	6,324	73,341
Brait SEa,b	4,588	30,487
FirstRand Ltd.	54,436	195,093
Fortress Income Fund Ltd.	16,306	38,774
Growthpoint Properties Ltd.	107,570	200,579
Mr. Price Group Ltd.	4,650	53,017
MTN Group Ltd.	16,616	143,416
Naspers Ltd. Class N	3,968	665,105
Nedbank Group Ltd.	5,766	94,300
Redefine Properties Ltd.	213,838	183,664
RMB Holdings Ltd.	26,722	117,967
Sanlam Ltd.	22,444	108,803
Shoprite Holdings Ltd.	5,270	77,785
SPAR Group Ltd. (The)	3,348	47,429
Standard Bank Group Ltd.	18,476	196,045
Steinhoff International Holdings NV Class H	24,304	131,214

		2,474,533
SOUTH KOREA — 1.45%
AmorePacific Corp.	496	155,616
AmorePacific Group	372	48,115
BGF retail Co. Ltd.	310	47,140
Celltrion Inc.[a]	760	70,537
Coway Co. Ltd.	558	43,694
Daelim Industrial Co. Ltd.	372	26,561
Dongsuh Cos. Inc.	1,054	25,009
Doosan Heavy Industries & Construction Co. Ltd.	1,426	32,651
Hana Financial Group Inc.	3,596	103,080

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
Hanmi Pharm Co. Ltd.	62	$19,615
Hanmi Science Co. Ltd.	248	16,494
Hanssem Co. Ltd.	248	38,471
Hanwha Corp.	1,798	58,689
Hyundai Development Co. Engineering & Construction	744	31,535
Hyundai Engineering & Construction Co. Ltd.	1,364	49,410
Hyundai Glovis Co. Ltd.	310	47,005
Hyundai Heavy Industries Co. Ltd.[a]	496	63,070
Hyundai Mobis Co. Ltd.	682	163,310
Hyundai Motor Co.	744	91,029
Industrial Bank of Korea	7,440	85,827
Kangwon Land Inc.	3,472	115,152
KB Financial Group Inc.	2,820	104,248
KEPCO Plant Service & Engineering Co. Ltd.	558	26,772
Kia Motors Corp.	2,976	105,854
Korea Aerospace Industries Ltd. Class A	806	45,645
Korea Gas Corp.	3,162	128,083
Korea Zinc Co. Ltd.	620	246,537
KT&G Corp.	1,488	146,947
LG Household & Health Care Ltd.	62	44,431
Mirae Asset Daewoo Co. Ltd.	4,588	31,074
NAVER Corp.	233	174,508
NCsoft Corp.	152	35,136
Orion Corp./Republic of Korea	62	38,741
Samsung C&T Corp.	992	140,011
Samsung Electronics Co. Ltd.	772	1,105,797
Samsung Fire & Marine Insurance Co. Ltd.	496	126,357
Samsung Life Insurance Co. Ltd.	1,116	107,772
Samsung SDS Co. Ltd.	446	60,220
Shinhan Financial Group Co. Ltd.	2,430	93,123
SK Holdings Co. Ltd.	496	96,881
SK Telecom Co. Ltd.	434	84,771

		4,274,918
SPAIN — 1.09%
Abertis Infraestructuras SA	14,402	213,526
Aena SAc	1,054	154,534
Amadeus IT Holding SA Class A	4,092	192,883
Banco Bilbao Vizcaya Argentaria SA	70,690	509,732
Banco de Sabadell SA	68,022	90,896
Banco Santander SA	151,484	743,436

Security	Shares	Value
Bankia SA	82,522	$72,549
CaixaBank SA	50,096	151,401
Ferrovial SA	5,354	104,029
Industria de Diseno Textil SA	10,664	372,264
Mapfre SA	36,084	107,076
Telefonica SA	47,287	480,002

		3,192,328
SWEDEN — 0.92%
Assa Abloy AB	8,928	162,597
Atlas Copco AB Class A	7,254	213,081
Atlas Copco AB Class B	4,030	105,513
Boliden AB	17,980	417,138
Electrolux AB Class B	1,178	27,930
Hennes & Mauritz AB Class B	6,882	193,839
Hexagon AB Class B	1,984	69,539
Investor AB Class B	4,526	161,093
Kinnevik AB Class B	2,046	51,799
Lundin Petroleum ABa	11,842	213,304
Millicom International Cellular SA SDR	620	27,291
Nordea Bank AB	24,862	261,669
Sandvik AB	10,664	121,398
Securitas AB Class B	2,604	40,295
Skandinaviska Enskilda Banken AB Class A	11,594	117,142
SKF AB Class B	2,108	35,774
Svenska Handelsbanken AB Class A	9,672	132,083
Swedbank AB Class A	5,146	120,700
Telia Co. AB	14,260	57,062
Volvo AB Class B	16,926	181,990

		2,711,237
SWITZERLAND — 2.83%
ABB Ltd. Registered	16,492	340,213
Actelion Ltd. Registered	620	89,655
Adecco Group AG Registered	1,984	118,069
Cie. Financiere Richemont SA Class A Registered	4,526	291,313
Credit Suisse Group AG Registered	19,778	276,400
EMS-Chemie Holding AG Registered	372	186,865
Geberit AG Registered	434	183,756
Givaudan SA Registered	186	360,188
Kuehne + Nagel International AG Registered	868	117,793

300

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
Nestle SA Registered	25,854	$1,875,846
Novartis AG Registered	18,290	1,302,069
Roche Holding AG	5,456	1,255,172
Sika AG Bearer	62	298,182
Swatch Group AG (The) Bearer[b]	372	111,987
Swiss Life Holding AG Registered	372	98,558
Swiss Re AG	2,604	241,994
Swisscom AG Registered	62	28,382
Syngenta AG Registered	930	372,038
UBS Group AG	32,674	462,571
Zurich Insurance Group AG	1,240	324,640

		8,335,691
TAIWAN — 1.33%
Acer Inc.	310,000	142,438
Asia Pacific Telecom Co. Ltd.[a]	186,000	59,824
Cathay Financial Holding Co. Ltd.	186,000	241,359
Chailease Holding Co. Ltd.	62,000	107,271
China Development Financial Holding Corp.	248,000	62,162
Chunghwa Telecom Co. Ltd.	62,000	212,184
Compal Electronics Inc.	62,000	36,936
CTBC Financial Holding Co. Ltd.	200,400	107,955
Formosa Plastics Corp.	62,000	167,783
Foxconn Technology Co. Ltd.	62,510	181,444
Fubon Financial Holding Co. Ltd.	124,000	176,034
Highwealth Construction Corp.	62,000	91,848
Hon Hai Precision Industry Co. Ltd.	67,650	182,858
Inventec Corp.	62,000	48,527
Mega Financial Holding Co. Ltd.	124,000	84,874
Pou Chen Corp.	124,000	167,783
Quanta Computer Inc.	62,000	125,739
Ruentex Development Co. Ltd.[a]	62,000	71,514
Taiwan Fertilizer Co. Ltd.	124,000	166,211
Taiwan Mobile Co. Ltd.	62,000	217,096
Taiwan Semiconductor Manufacturing Co. Ltd.	186,000	1,111,020
Yuanta Financial Holding Co. Ltd.	372,000	139,098

		3,901,958
THAILAND — 0.24%
Advanced Info Service PCL NVDR	18,600	81,580
Airports of Thailand PCL NVDR[b]	12,400	134,993
Bangkok Expressway & Metro PCL	204,600	43,554
BTS Group Holdings PCL NVDR	111,600	27,264
CP ALL PCL NVDR	37,200	64,573
Energy Absolute PCL NVDR[b]	198,400	160,149

Security	Shares	Value
Kasikornbank PCL Foreign	6,200	$30,471
Siam Commercial Bank PCL (The) NVDR[b]	18,600	76,265
Thai Oil PCL NVDR	31,000	62,004
True Corp. PCL NVDR	117,800	22,720

		703,573
TURKEY — 0.10%
Akbank TAS	23,808	63,584
TAV Havalimanlari Holding AS	8,184	33,618
Tupras Turkiye Petrol Rafinerileri AS	3,410	69,432
Turkcell Iletisim Hizmetleri ASa	7,936	25,552
Turkiye Garanti Bankasi AS	28,768	78,132
Turkiye Halk Bankasi AS	11,842	35,948

		306,266
UNITED ARAB EMIRATES — 0.10%
Aldar Properties PJSC	96,162	69,115
DP World Ltd.	2,728	48,968
Emaar Properties PJSC	70,928	134,591
Emirates Telecommunications Group Co. PJSC	8,618	44,227

		296,901
UNITED KINGDOM — 5.61%
3i Group PLC	11,194	91,704
Aberdeen Asset Management PLC	17,422	68,108
Antofagasta PLC[b]	38,440	254,837
Ashtead Group PLC	6,076	94,804
Associated British Foods PLC	2,666	80,136
AstraZeneca PLC	10,824	606,305
Auto Trader Group PLC[c]	10,354	47,367
Aviva PLC	40,799	220,565
BAE Systems PLC	29,698	196,701
Barclays PLC	168,206	390,805
Barratt Developments PLC	8,308	46,020
Berkeley Group Holdings PLC	1,178	33,928
British American Tobacco PLC	17,236	987,253
British Land Co. PLC (The)	13,764	98,390
BT Group PLC	72,416	332,387
Bunzl PLC	2,666	71,576
Burberry Group PLC	5,208	93,787
Compass Group PLC	17,608	318,380
Croda International PLC	3,760	160,579
DCC PLC	930	75,677
Diageo PLC	23,188	617,021
Direct Line Insurance Group PLC	19,935	84,236
Experian PLC	11,594	222,660

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
Fresnillo PLC	4,526	$90,623
GlaxoSmithKline PLC	40,114	792,663
Hammerson PLC	14,384	96,763
HSBC Holdings PLC	176,018	1,324,216
IMI PLC	6,572	79,756
Imperial Brands PLC	10,788	520,982
Inmarsat PLC	3,472	29,736
Intertek Group PLC	1,302	54,333
Intu Properties PLC[b]	18,476	62,145
Investec PLC	11,160	69,216
ITV PLC	49,166	102,346
Johnson Matthey PLC	4,676	194,674
Kingfisher PLC	19,282	85,055
Land Securities Group PLC	10,292	125,529
Legal & General Group PLC	54,374	139,011
Lloyds Banking Group PLC	526,256	367,899
London Stock Exchange Group PLC	3,224	110,607
Marks & Spencer Group PLC	15,128	62,890
Mediclinic International PLC	3,100	34,309
Meggitt PLC	15,252	81,058
National Grid PLC	45,446	590,915
Next PLC	1,426	83,847
Old Mutual PLC	35,774	88,008
Persimmon PLC	4,216	87,195
Petrofac Ltd.	7,502	73,869
Prudential PLC	21,204	345,475
Randgold Resources Ltd.	1,767	156,191
Reckitt Benckiser Group PLC	6,262	559,099
RELX PLC	7,936	141,557
Rolls-Royce Holdings PLC	18,786	166,629
Rolls-Royce Holdings PLC New[a]	836,280	1,021
Royal Bank of Scotland Group PLC[a]	41,106	94,902
Royal Dutch Shell PLC Class B	12,338	318,592
Royal Mail PLC	11,780	70,617
Segro PLC	12,648	67,512
Severn Trent PLC	11,780	334,818
Shire PLC	8,145	462,407
Sky PLC	11,780	117,646
Smith & Nephew PLC	7,750	111,935
Smiths Group PLC	8,060	139,538
Standard Chartered PLC[a]	36,420	316,548
Standard Life PLC	17,015	70,173
Taylor Wimpey PLC	24,614	42,583
Tesco PLC[a]	60,474	155,602
Travis Perkins PLC	4,774	77,695

Security	Shares	Value
Unilever PLC	11,718	$488,996
United Utilities Group PLC	29,202	335,136
Vodafone Group PLC	242,358	665,172
Weir Group PLC (The)	4,216	87,504
Whitbread PLC	2,418	106,720
William Hill PLC	14,632	52,842
Wolseley PLC	3,224	167,327
WPP PLC	14,880	323,009

		16,518,117
UNITED STATES — 52.59%
3M Co.	4,960	819,888
Abbott Laboratories	12,524	491,442
AbbVie Inc.	13,020	726,256
Accenture PLC Class A	5,332	619,792
Activision Blizzard Inc.	5,580	240,889
Acuity Brands Inc.	434	97,029
Adient PLC[a]	711	32,344
Adobe Systems Inc.[a]	4,154	446,597
Advance Auto Parts Inc.	558	78,165
Aetna Inc.	3,162	339,441
Affiliated Managers Group Inc.[a]	496	65,799
Aflac Inc.	3,968	273,276
AGCO Corp.	1,798	91,842
Agilent Technologies Inc.	2,790	121,560
AGNC Investment Corp.	4,851	97,311
Akamai Technologies Inc.[a]	1,736	120,600
Albemarle Corp.	1,364	113,962
Alexion Pharmaceuticals Inc.[a]	2,108	275,094
Alkermes PLC[a]	1,426	71,885
Allergan PLC[a]	3,300	689,502
Alliance Data Systems Corp.[a]	434	88,740
Allstate Corp. (The)	3,410	231,539
Ally Financial Inc.	3,968	71,702
Alphabet Inc. Class Aa	2,480	2,008,552
Alphabet Inc. Class Ca	2,418	1,897,018
Altria Group Inc.	17,422	1,151,943
Amazon.com Inc.[a]	3,286	2,595,348
American Express Co.	7,130	473,575
American International Group Inc.	11,222	692,397
American Tower Corp.	3,348	392,352
American Water Works Co. Inc.	8,323	616,235
Ameriprise Financial Inc.	1,984	175,366
AMETEK Inc.	2,852	125,773
Amgen Inc.	5,952	840,184
Amphenol Corp. Class A	2,170	143,068

302

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
Analog Devices Inc.	3,410	$218,581
Annaly Capital Management Inc.	15,934	165,076
Anthem Inc.	2,666	324,879
Aon PLC	2,108	233,630
Apple Inc.	44,888	5,096,583
Applied Materials Inc.	11,160	324,533
Ashland Global Holdings Inc.	682	76,200
Assurant Inc.	1,550	124,806
AT&T Inc.	49,972	1,838,470
Autodesk Inc.[a]	2,480	179,254
Autoliv Inc.	806	78,005
Automatic Data Processing Inc.	4,402	383,238
AutoZone Inc.[a]	310	230,070
AvalonBay Communities Inc.	992	169,811
Avery Dennison Corp.	1,550	108,174
Avnet Inc.	2,356	98,834
Axalta Coating Systems Ltd.[a]	3,534	88,774
Axis Capital Holdings Ltd.	1,116	63,578
B/E Aerospace Inc.	1,550	92,256
Baker Hughes Inc.	7,316	405,306
Ball Corp.	1,116	86,010
Bank of America Corp.	88,040	1,452,660
Bank of New York Mellon Corp. (The)	10,602	458,749
Baxter International Inc.	4,538	215,963
BB&T Corp.	6,634	260,053
Becton Dickinson and Co.	1,996	335,148
Berkshire Hathaway Inc. Class Ba	5,208	751,514
Best Buy Co. Inc.	2,542	98,909
Biogen Inc.[a]	1,798	503,764
BioMarin Pharmaceutical Inc.[a]	1,736	139,783
BlackRock Inc.[e]	1,240	423,138
Boeing Co. (The)	5,580	794,759
BorgWarner Inc.	2,046	73,329
Boston Properties Inc.	1,426	171,804
Boston Scientific Corp.[a]	13,268	291,896
Bristol-Myers Squibb Co.	13,950	710,194
Broadcom Ltd.	3,376	574,865
Brown-Forman Corp. Class B	3,100	143,127
CA Inc.	4,588	141,035
Campbell Soup Co.	1,736	94,334
Capital One Financial Corp.	6,262	463,638
Cardinal Health Inc.	3,286	225,715
CarMax Inc.[a]	1,302	65,022
Caterpillar Inc.	5,704	476,056

Security	Shares	Value
CBRE Group Inc. Class Aa	3,534	$91,036
CBS Corp. Class B NVS	4,588	259,773
Celanese Corp. Series A	2,914	212,489
Celgene Corp.[a]	6,510	665,192
Centene Corp.[a]	1,674	104,591
CenturyLink Inc.	2,914	77,454
Cerner Corp.[a]	2,542	148,910
CH Robinson Worldwide Inc.	930	63,352
Charles Schwab Corp. (The)	10,540	334,118
Charter Communications Inc. Class Aa	1,846	461,297
Cheniere Energy Inc.[a]	8,990	338,923
Chevron Corp.	7,068	740,373
Chipotle Mexican Grill Inc.[a,b]	248	89,468
Chubb Ltd.	3,926	498,602
Cigna Corp.	2,542	302,066
Cimarex Energy Co.	1,922	248,188
Cintas Corp.	1,674	178,566
Cisco Systems Inc.	43,834	1,344,827
CIT Group Inc.	1,984	72,079
Citigroup Inc.	25,978	1,276,819
Citizens Financial Group Inc.	5,456	143,711
Citrix Systems Inc.[a]	1,798	152,470
CME Group Inc.	3,100	310,310
Coach Inc.	3,906	140,186
Coca-Cola Co. (The)	33,852	1,435,325
Cognizant Technology Solutions Corp. Class Aa	5,394	276,982
Colgate-Palmolive Co.	7,626	544,191
Comcast Corp. Class A	20,800	1,285,856
Comerica Inc.	1,426	74,280
Concho Resources Inc.[a]	2,914	369,903
Consolidated Edison Inc.	4,836	365,360
Constellation Brands Inc. Class A	1,984	331,566
Core Laboratories NV	1,302	126,255
Corning Inc.	9,114	206,979
Costco Wholesale Corp.	4,464	660,092
CR Bard Inc.	868	188,078
Crown Castle International Corp.	2,666	242,579
CSX Corp.	6,386	194,837
Cummins Inc.	1,860	237,745
CVS Health Corp.	10,602	891,628
Danaher Corp.	6,386	501,620
DaVita Inc.[a]	1,426	83,592
Deere & Co.	2,666	235,408

303

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
Delphi Automotive PLC	2,170	$141,202
DENTSPLY SIRONA Inc.	1,178	67,817
Digital Realty Trust Inc.	1,441	134,633
Discover Financial Services	3,968	223,517
Discovery Communications Inc. Class C NVS[a,b]	4,526	113,648
DISH Network Corp. Class Aa	2,232	130,706
Dollar General Corp.	2,294	158,492
Dollar Tree Inc.[a]	1,984	149,891
Domino’s Pizza Inc.	248	41,972
Dover Corp.	2,356	157,593
Dow Chemical Co. (The)	1,860	100,087
DR Horton Inc.	4,030	116,185
Dr Pepper Snapple Group Inc.	2,852	250,377
Dun & Bradstreet Corp. (The)	310	38,703
E*TRADE Financial Corp.[a]	2,108	59,361
Eaton Corp. PLC	5,084	324,207
eBay Inc.[a]	10,168	289,890
Ecolab Inc.	5,146	587,519
Edison International	4,712	346,238
Edwards Lifesciences Corp.[a]	1,984	188,916
EI du Pont de Nemours & Co.	5,580	383,848
Electronic Arts Inc.[a]	2,852	223,939
Eli Lilly & Co.	8,184	604,307
Emerson Electric Co.	6,820	345,638
Endo International PLC[a]	2,356	44,175
Envision Healthcare Holdings Inc.[a]	2,170	42,923
EOG Resources Inc.	4,526	409,241
Equifax Inc.	1,736	215,212
Equinix Inc.	629	224,729
Equity Residential	2,728	168,454
Essex Property Trust Inc.	620	132,736
Estee Lauder Companies Inc. (The) Class A	2,356	205,278
Everest Re Group Ltd.	245	49,862
Eversource Energy	9,176	505,231
Expedia Inc.	1,116	144,221
Expeditors International of Washington Inc.	3,658	188,277
Express Scripts Holding Co.[a]	6,324	426,238
Extra Space Storage Inc.	1,116	81,635
Exxon Mobil Corp.	16,988	1,415,440
F5 Networks Inc.[a]	682	94,259
Facebook Inc. Class Aa	18,910	2,477,021
Fastenal Co.	3,162	123,255

Security	Shares	Value
FedEx Corp.	434	$75,655
Fidelity National Information Services Inc.	2,914	215,403
Fifth Third Bancorp.	8,866	192,924
Fiserv Inc.[a]	2,480	244,230
FleetCor Technologies Inc.[a]	744	130,423
Flowserve Corp.	2,356	99,777
Fluor Corp.	2,976	154,722
FMC Technologies Inc.[a]	7,998	258,095
FNF Group	682	24,491
Foot Locker Inc.	558	37,258
Ford Motor Co.	25,668	301,342
Fortinet Inc.[a]	1,178	37,767
Franklin Resources Inc.	3,906	131,476
Frontier Communications Corp.	18,166	73,027
Gap Inc. (The)	2,232	61,581
Garmin Ltd.	1,674	80,955
General Dynamics Corp.	2,666	401,873
General Electric Co.	79,015	2,299,336
General Growth Properties Inc.	4,030	100,548
General Mills Inc.	6,510	403,490
General Motors Co.	6,944	219,430
Gilead Sciences Inc.	10,788	794,320
Global Payments Inc.	1,240	89,925
Goldman Sachs Group Inc. (The)	4,030	718,307
H&R Block Inc.	1,302	29,907
Halliburton Co.	9,238	424,948
Hanesbrands Inc.	2,294	58,956
Harley-Davidson Inc.	1,798	102,522
Harman International Industries Inc.	434	34,594
Hartford Financial Services Group Inc. (The)	4,898	216,051
Hasbro Inc.	1,550	129,285
HCA Holdings Inc.[a]	1,798	137,601
HCP Inc.	4,758	162,961
Helmerich & Payne Inc.	3,844	242,595
Henry Schein Inc.[a]	868	129,506
Hershey Co. (The)	1,798	184,223
Hewlett Packard Enterprise Co.	14,508	325,995
HollyFrontier Corp.	2,108	52,595
Hologic Inc.[a]	1,550	55,815
Home Depot Inc. (The)	10,726	1,308,679
Honeywell International Inc.	6,076	666,416
Hormel Foods Corp.	1,798	69,223
Host Hotels & Resorts Inc.	7,378	114,211

304

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
HP Inc.	14,508	$210,221
Humana Inc.	1,302	223,332
IDEXX Laboratories Inc.[a]	744	79,712
IHS Markit Ltd.[a]	3,076	113,166
Illinois Tool Works Inc.	4,278	485,852
Illumina Inc.[a]	1,426	194,136
Incyte Corp.[a]	1,426	124,019
Ingersoll-Rand PLC	2,790	187,739
Intel Corp.	40,052	1,396,613
Intercontinental Exchange Inc.	1,116	301,755
International Business Machines Corp.	7,626	1,172,040
International Flavors & Fragrances Inc.	2,232	291,901
Intuit Inc.	2,542	276,417
Intuitive Surgical Inc.[a]	434	291,683
Invesco Ltd.	4,712	132,360
Jacobs Engineering Group Inc.[a]	3,348	172,690
Jazz Pharmaceuticals PLC[a]	434	47,510
JM Smucker Co. (The)	1,426	187,248
Johnson & Johnson	22,134	2,567,323
Johnson Controls International PLC	7,107	286,554
JPMorgan Chase & Co.	30,442	2,108,413
Juniper Networks Inc.	4,092	107,783
Kansas City Southern	930	81,617
Kellogg Co.	2,666	200,297
KeyCorp	8,432	119,060
Kimberly-Clark Corp.	1,674	191,522
Kimco Realty Corp.	3,038	80,841
Kinder Morgan Inc./DE	26,536	542,130
KLA-Tencor Corp.	1,922	144,361
Kohl’s Corp.	1,240	54,250
Kraft Heinz Co. (The)	6,014	534,945
Kroger Co. (The)	4,402	136,374
L Brands Inc.	1,984	143,225
L-3 Communications Holdings Inc.	1,240	169,806
Laboratory Corp. of America Holdings[a]	310	38,855
Lam Research Corp.	1,798	174,154
Las Vegas Sands Corp.	4,650	269,142
Lennar Corp. Class A	2,356	98,222
Level 3 Communications Inc.[a]	2,170	121,845
Liberty Global PLC Series Aa	3,224	105,102
Liberty Global PLC Series C NVS[a]	4,216	134,069
Liberty Interactive Corp. QVC Group Series Aa	4,526	83,686

Security	Shares	Value
Liberty Media Corp.-Liberty SiriusXM Class Ca	2,046	$67,907
Lincoln National Corp.	3,782	185,658
LinkedIn Corp. Class Aa	992	188,083
LKQ Corp.[a]	1,178	38,026
Lockheed Martin Corp.	2,790	687,400
Loews Corp.	3,968	170,743
Lowe’s Companies Inc.	7,192	479,347
lululemon athletica Inc.[a]	868	49,693
LyondellBasell Industries NV Class A	558	44,389
M&T Bank Corp.	1,116	136,967
Macy’s Inc.	2,418	88,233
Mallinckrodt PLC[a]	1,364	80,831
ManpowerGroup Inc.	1,550	119,040
Marathon Petroleum Corp.	2,728	118,913
Marsh & McLennan Companies Inc.	2,728	172,928
Marvell Technology Group Ltd.	6,324	82,402
MasterCard Inc. Class A	8,354	894,045
Mattel Inc.	4,216	132,930
Maxim Integrated Products Inc.	2,294	90,911
McCormick & Co. Inc./MD	2,046	196,150
McDonald’s Corp.	7,936	893,355
McKesson Corp.	2,108	268,074
Mead Johnson Nutrition Co.	2,232	166,887
Medtronic PLC	13,268	1,088,241
Merck & Co. Inc.	22,258	1,306,990
MetLife Inc.	9,548	448,374
MGM Resorts International[a]	2,480	64,902
Michael Kors Holdings Ltd.[a]	1,240	62,967
Micron Technology Inc.[a]	5,900	101,244
Microsoft Corp.	61,091	3,660,573
Mid-America Apartment Communities Inc.[b]	620	57,505
Molson Coors Brewing Co. Class B	2,046	212,395
Mondelez International Inc. Class A	14,880	668,707
Monsanto Co.	5,084	512,315
Monster Beverage Corp.[a]	1,426	205,829
Moody’s Corp.	1,736	174,503
Morgan Stanley	14,694	493,278
Motorola Solutions Inc.	1,860	134,999
Mylan NVa	3,782	138,043
Nasdaq Inc.	2,356	150,713
National Oilwell Varco Inc.	7,006	224,893
Navient Corp.	3,534	45,165
NetApp Inc.	3,286	111,527

305

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
Netflix Inc.[a]	3,658	$456,774
Newell Brands Inc.	3,162	151,839
Newmont Mining Corp.	930	34,447
News Corp. Class A	5,642	68,381
Nielsen Holdings PLC	3,844	173,057
NIKE Inc. Class B	11,656	584,898
Norfolk Southern Corp.	2,170	201,810
Northern Trust Corp.	2,604	188,582
Northrop Grumman Corp.	1,736	397,544
Norwegian Cruise Line Holdings Ltd.[a]	806	31,329
NVIDIA Corp.	6,262	445,604
O’Reilly Automotive Inc.[a]	992	262,324
Omnicom Group Inc.	2,480	197,954
ONEOK Inc.	5,828	282,250
Oracle Corp.	26,660	1,024,277
PACCAR Inc.	4,154	228,138
Palo Alto Networks Inc.[a]	930	143,062
Parker-Hannifin Corp.	1,612	197,873
Paychex Inc.	2,356	130,051
PayPal Holdings Inc.[a]	9,176	382,272
Pentair PLC	1,736	95,706
PepsiCo Inc.	11,842	1,269,462
Perrigo Co. PLC	1,178	97,998
Pfizer Inc.	51,150	1,621,966
PG&E Corp.	7,812	485,281
Philip Morris International Inc.	13,702	1,321,421
Phillips 66	2,294	186,158
Pioneer Natural Resources Co.	3,224	577,160
PNC Financial Services Group Inc. (The)[e]	4,402	420,831
Polaris Industries Inc.[b]	434	33,249
PPG Industries Inc.	4,030	375,314
Priceline Group Inc. (The)[a]	434	639,816
Principal Financial Group Inc.	2,790	152,334
Procter & Gamble Co. (The)	22,072	1,915,850
Progressive Corp. (The)	1,364	42,980
Prologis Inc.	6,696	349,263
Prudential Financial Inc.	4,650	394,273
Public Storage	1,364	291,514
PulteGroup Inc.	4,526	84,184
PVH Corp.	868	92,859
Qorvo Inc.[a]	1,612	89,708
QUALCOMM Inc.	13,702	941,601
Quest Diagnostics Inc.	1,364	111,084

Security	Shares	Value
Ralph Lauren Corp.	806	$79,069
Raymond James Financial Inc.	558	33,547
Raytheon Co.	3,224	440,431
Realty Income Corp.	2,790	165,280
Red Hat Inc.[a]	1,674	129,651
Regeneron Pharmaceuticals Inc.[a]	682	235,304
Regions Financial Corp.	16,554	177,293
ResMed Inc.	930	55,586
Reynolds American Inc.	9,424	519,074
Rite Aid Corp.[a]	4,402	29,537
Robert Half International Inc.	1,798	67,281
Rockwell Automation Inc.	1,798	215,257
Roper Technologies Inc.	1,116	193,414
Ross Stores Inc.	3,720	232,649
Royal Caribbean Cruises Ltd.	310	23,830
S&P Global Inc.	2,356	287,079
salesforce.com inc.[a]	5,518	414,733
SBA Communications Corp. Class Aa	1,054	119,397
Schlumberger Ltd.	15,264	1,194,103
Scripps Networks Interactive Inc. Class A	372	23,942
Seagate Technology PLC	1,798	61,689
Sealed Air Corp.	3,658	166,915
Sempra Energy	2,108	225,767
Sensata Technologies Holding NVa	2,852	101,902
ServiceNow Inc.[a]	1,488	130,810
Sherwin-Williams Co. (The)	1,426	349,170
Signet Jewelers Ltd.	682	55,419
Simon Property Group Inc.	2,542	472,710
Skyworks Solutions Inc.	2,170	166,960
SL Green Realty Corp.	992	97,434
Spectra Energy Corp.	12,533	524,005
Splunk Inc.[a]	1,674	100,758
Sprint Corp.[a]	12,710	78,294
St. Jude Medical Inc.	2,790	217,174
Stanley Black & Decker Inc.	2,108	239,975
Staples Inc.	7,254	53,680
Starbucks Corp.	12,958	687,681
State Street Corp.	4,560	320,158
Stryker Corp.	3,286	379,040
SunTrust Banks Inc.	5,580	252,383
Symantec Corp.	7,192	180,016
Synchrony Financial	7,046	201,445
Sysco Corp.	5,642	271,493

306

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
T Rowe Price Group Inc.	2,356	$150,808
T-Mobile U.S. Inc.[a]	2,170	107,914
Target Corp.	4,030	276,982
TD Ameritrade Holding Corp.	2,604	89,083
TE Connectivity Ltd.	3,472	218,285
Tesla Motors Inc.[a,b]	1,240	245,185
Texas Instruments Inc.	8,990	636,941
Textron Inc.	2,604	104,368
Thermo Fisher Scientific Inc.	3,410	501,372
Tiffany & Co.	1,240	91,041
Time Warner Inc.	7,192	640,016
TJX Companies Inc. (The)	6,138	452,677
Toll Brothers Inc.[a]	1,178	32,324
Tractor Supply Co.	434	27,181
TransDigm Group Inc.	682	185,818
Travelers Companies Inc. (The)	2,852	308,529
Trimble Inc.[a]	1,922	53,124
TripAdvisor Inc.[a]	1,488	95,946
Twenty-First Century Fox Inc. Class A	8,804	231,281
Twenty-First Century Fox Inc. Class B	6,138	161,982
Twitter Inc.[a]	6,200	111,290
Tyson Foods Inc. Class A	868	61,498
U.S. Bancorp.	12,710	568,900
UDR Inc.	1,984	69,380
Ulta Salon Cosmetics & Fragrance Inc.[a]	558	135,784
Under Armour Inc. Class Aa,b	2,852	88,697
Union Pacific Corp.	6,882	606,855
United Parcel Service Inc. Class B	4,464	481,041
United Rentals Inc.[a]	992	75,055
United Technologies Corp.	7,316	747,695
UnitedHealth Group Inc.	8,432	1,191,695
Unum Group	3,844	136,078
Valero Energy Corp.	2,852	168,952
Valspar Corp. (The)	682	67,927
Varian Medical Systems Inc.[a]	992	90,004
Ventas Inc.	3,038	205,824
VEREIT Inc.	12,338	115,977
Verisk Analytics Inc. Class Aa	1,674	136,515
Verizon Communications Inc.	31,682	1,523,904
Vertex Pharmaceuticals Inc.[a]	2,294	174,023
VF Corp.	3,162	171,412
Viacom Inc. Class B NVS	2,914	109,450

Security	Shares	Value
Visa Inc. Class A	16,678	$1,376,102
VMware Inc. Class Aa,b	1,054	82,844
Vornado Realty Trust	1,240	115,047
Voya Financial Inc.	3,534	107,964
Wabtec Corp./DE	868	67,105
Wal-Mart Stores Inc.	13,082	916,002
Walgreens Boots Alliance Inc.	8,246	682,192
Walt Disney Co. (The)	13,092	1,213,497
Waters Corp.[a]	620	86,267
Weatherford International PLC[a]	20,212	97,422
Wells Fargo & Co.	38,874	1,788,593
Welltower Inc.	3,596	246,434
Western Digital Corp.	2,666	155,801
Western Union Co. (The)	4,836	97,058
WestRock Co.	2,542	117,415
Weyerhaeuser Co.	3,844	115,051
Whirlpool Corp.	558	83,600
WhiteWave Foods Co. (The)[a]	1,426	77,703
Whole Foods Market Inc.	3,472	98,223
Williams Companies Inc. (The)	5,208	152,074
Willis Towers Watson PLC	310	39,029
Workday Inc. Class Aa,b	1,178	102,109
WW Grainger Inc.	682	141,938
Wynn Resorts Ltd.	992	93,794
Xerox Corp.	10,478	102,370
Xilinx Inc.	2,914	148,235
XL Group Ltd.	4,216	146,295
Xylem Inc./NY	2,666	128,848
Yahoo! Inc.[a]	9,672	401,872
Yum! Brands Inc.	2,852	246,071
Zillow Group Inc. Class Ca	1,550	51,708
Zimmer Biomet Holdings Inc.	1,984	209,114
Zoetis Inc.	3,596	171,889

		154,844,713

TOTAL COMMON STOCKS
(Cost: $290,112,128)		290,951,749

PREFERRED STOCKS — 0.78%

BRAZIL — 0.27%
Banco Bradesco SA	23,160	244,633
Cia. Energetica de Sao Paulo Class B	37,200	174,259
Itau Unibanco Holding SA	22,336	270,923
Vale SA	18,600	121,205

		811,020

307

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Security	Shares	Value
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B	1,674	$49,650

		49,650
COLOMBIA — 0.09%
Bancolombia SA	7,688	73,233
Grupo de Inversiones Suramericana SA	14,508	184,007

		257,240
GERMANY — 0.22%
Bayerische Motoren Werke AG	930	70,496
Henkel AG & Co. KGaA	1,674	214,516
Porsche Automobil Holding SE	2,232	120,195
Volkswagen AG	1,798	246,765

		651,972
ITALY — 0.05%
Telecom Italia SpA/Milano	192,138	136,062

		136,062
SOUTH KOREA — 0.13%
Hyundai Motor Co.	620	51,800
Hyundai Motor Co. Series 2	868	76,237
LG Household & Health Care Ltd.	124	51,583
Samsung Electronics Co. Ltd.	186	214,081

		393,701

TOTAL PREFERRED STOCKS
(Cost: $2,295,191)		2,299,645

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	146,598	8,196
Ferrovial SAa	5,268	2,252

		10,448

TOTAL RIGHTS
(Cost: $9,549)		10,448

SHORT-TERM INVESTMENTS — 1.62%

MONEY MARKET FUNDS — 1.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[f,g,h]	4,678,084	4,678,552

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[f,g]	85,461	$85,461

		4,764,013

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,763,613)		4,764,013

TOTAL INVESTMENTS IN SECURITIES — 101.23%
(Cost: $297,180,481)[i]		298,025,855
Other Assets, Less Liabilities — (1.23)%		(3,608,102)

NET ASSETS — 100.00%		$294,417,753

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $297,830,654. Net unrealized appreciation was $195,201, of which $19,429,416 represented gross unrealized appreciation on securities and $19,234,215 represented gross unrealized depreciation on securities.

308

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

October 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	1,000	240	—	1,240	$423,138	$2,336	$—
PNC Financial Services Group Inc. (The)	3,550	852	—	4,402	420,831	2,343	—

					$843,969	$4,679	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$290,950,728	$1,021	$—	$290,951,749
Preferred stocks	2,299,645	—	—	2,299,645
Rights	10,448	—	—	10,448
Money market funds	4,764,013	—	—	4,764,013

Total	$298,024,834	$1,021	$—	$298,025,855

309

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.05%

CHINA — 31.25%
3SBio Inc.[a,b]	996,000	$995,377
58.com Inc. ADR[a]	67,728	2,834,417
AAC Technologies Holdings Inc.	622,500	5,940,154
Agricultural Bank of China Ltd. Class H	20,916,000	8,819,683
Air China Ltd. Class H	1,494,000	982,533
Alibaba Group Holding Ltd. ADR[a,c]	953,919	97,004,023
Alibaba Health Information Technology Ltd.[a]	2,512,000	1,315,141
Alibaba Pictures Group Ltd.[a,c]	9,960,000	1,965,067
Aluminum Corp. of China Ltd. Class Ha,c	2,988,000	1,109,685
Anhui Conch Cement Co. Ltd. Class Hc	996,000	2,761,369
ANTA Sports Products Ltd.[c]	996,000	2,876,961
AviChina Industry & Technology Co. Ltd. Class H	1,743,000	1,184,499
Baidu Inc.[a]	231,072	40,867,394
Bank of China Ltd. Class H	67,230,000	30,169,558
Bank of Communications Co. Ltd. Class H	7,470,100	5,692,991
Beijing Capital International Airport Co. Ltd. Class H	996,000	1,044,183
Beijing Enterprises Holdings Ltd.	498,000	2,491,654
Beijing Enterprises Water Group Ltd.	3,994,000	2,899,633
Belle International Holdings Ltd.	5,478,000	3,320,064
Brilliance China Automotive Holdings Ltd.	2,490,000	2,957,233
Byd Co. Ltd. Class Ha,c	498,000	3,275,112
CGN Power Co. Ltd. Class Hb	8,964,000	2,623,942
China Cinda Asset Management Co. Ltd. Class H	6,972,000	2,508,350
China CITIC Bank Corp. Ltd. Class H	7,470,200	4,826,103
China Coal Energy Co. Ltd. Class Ha,c	1,992,000	1,130,235
China Communications Construction Co. Ltd. Class H	3,735,000	4,113,155
China Communications Services Corp. Ltd. Class H	1,992,000	1,184,178
China Conch Venture Holdings Ltd.	1,120,500	2,095,108

Security	Shares	Value
China Construction Bank Corp. Class H	71,214,390	$52,160,614
China COSCO Holdings Co. Ltd. Class Ha,c	2,241,000	774,468
China Everbright Bank Co. Ltd. Class H	2,540,000	1,159,481
China Everbright International Ltd.	1,992,000	2,388,905
China Everbright Ltd.	996,000	1,952,223
China Evergrande Group[c]	3,528,000	2,333,848
China Galaxy Securities Co. Ltd. Class H	2,490,000	2,369,640
China Gas Holdings Ltd.	1,494,000	2,277,166
China Huishan Dairy Holdings Co. Ltd.[c]	3,486,000	1,294,632
China Jinmao Holdings Group Ltd.	2,998,000	827,317
China Life Insurance Co. Ltd. Class H	6,474,000	16,078,872
China Longyuan Power Group Corp. Ltd.	2,490,000	1,904,060
China Medical System Holdings Ltd.	996,000	1,556,641
China Mengniu Dairy Co. Ltd.	2,490,000	4,720,014
China Merchants Bank Co. Ltd. Class H	3,237,446	7,898,603
China Merchants Port Holdings Co. Ltd.[c]	996,000	2,581,559
China Minsheng Banking Corp. Ltd. Class H	4,980,100	5,683,396
China Mobile Ltd.	5,229,000	59,910,462
China National Building Material Co. Ltd. Class H	2,490,000	1,139,867
China Oilfield Services Ltd. Class H	1,494,000	1,444,902
China Overseas Land & Investment Ltd.	3,323,760	10,265,067
China Pacific Insurance Group Co. Ltd. Class H	2,290,800	8,286,033
China Petroleum & Chemical Corp. Class H	21,912,000	15,964,564
China Power International Development Ltd.	2,988,000	1,090,419
China Railway Construction Corp. Ltd. Class H	1,743,000	2,184,692
China Railway Group Ltd. Class H	3,486,000	2,697,151
China Resources Beer Holdings Co. Ltd.[a]	1,494,000	3,178,785
China Resources Gas Group Ltd.	996,000	3,127,411
China Resources Land Ltd.	2,419,555	6,034,184

310

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
China Resources Power Holdings Co. Ltd.	1,494,000	$2,539,175
China Shenhua Energy Co. Ltd. Class H	2,988,000	6,218,859
China Shipping Container Lines Co. Ltd. Class Ha,c	2,990,000	628,471
China Southern Airlines Co. Ltd. Class H	1,494,000	839,970
China State Construction International Holdings Ltd.	1,494,000	2,184,692
China Taiping Insurance Holdings Co. Ltd.[a]	1,394,590	2,693,922
China Telecom Corp. Ltd. Class H	11,952,000	6,180,328
China Unicom Hong Kong Ltd.	4,980,000	5,837,405
China Vanke Co. Ltd. Class H	1,095,684	2,868,190
Chongqing Changan Automobile Co. Ltd. Class B	722,163	1,103,520
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,996,000	1,196,851
CITIC Ltd.	3,493,000	5,017,766
CITIC Securities Co. Ltd. Class H	1,743,000	3,865,916
CNOOC Ltd.	14,940,000	19,014,913
COSCO SHIPPING Ports Ltd.	1,494,000	1,483,433
Country Garden Holdings Co. Ltd.[c]	4,762,838	2,481,269
CRRC Corp. Ltd. Class H	3,486,500	3,165,111
CSPC Pharmaceutical Group Ltd.	3,486,000	3,614,182
Ctrip.com International Ltd.[a,c]	317,226	14,005,528
Dongfeng Motor Group Co. Ltd. Class H	1,992,000	2,072,953
ENN Energy Holdings Ltd.	626,000	2,946,414
Fang Holdings Ltd. ADR[a]	253,980	845,753
Far East Horizon Ltd.	1,494,000	1,363,988
Fosun International Ltd.	2,116,500	3,073,146
GCL-Poly Energy Holdings Ltd.[c]	10,963,000	1,484,381
Geely Automobile Holdings Ltd.	4,980,000	5,137,430
GF Securities Co. Ltd. Class H	1,195,200	2,660,161
GOME Electrical Appliances Holding Ltd.[c]	10,458,160	1,321,624
Great Wall Motor Co. Ltd. Class H	2,614,500	2,552,179
Guangdong Investment Ltd.	2,490,000	3,763,168
Guangzhou Automobile Group Co. Ltd. Class H	1,992,855	2,410,489

Security	Shares	Value
Guangzhou R&F Properties Co. Ltd. Class H	796,800	$1,126,125
Haier Electronics Group Co. Ltd.	1,007,000	1,625,775
Haitian International Holdings Ltd.	498,000	1,027,486
Haitong Securities Co. Ltd. Class H	2,589,600	4,594,917
Hengan International Group Co. Ltd.	622,500	4,956,817
Huadian Power International Corp. Ltd. Class H	996,000	427,691
Huaneng Power International Inc. Class H	3,984,000	2,450,554
Huaneng Renewables Corp. Ltd. Class H	2,988,000	1,005,652
Huatai Securities Co. Ltd. Class Hb	1,294,800	2,738,250
Industrial & Commercial Bank of China Ltd. Class H	62,748,350	37,787,294
JD.com Inc. ADR[a,c]	582,660	15,120,027
Jiangsu Expressway Co. Ltd. Class H	1,002,000	1,364,452
Jiangxi Copper Co. Ltd. Class H	996,000	1,176,471
Kingsoft Corp. Ltd.[c]	498,000	1,119,960
Kunlun Energy Co. Ltd.	2,988,000	2,261,754
Lenovo Group Ltd.	5,976,000	3,837,660
Longfor Properties Co. Ltd.	1,245,000	1,653,610
Luye Pharma Group Ltd.	1,120,500	754,239
Netease Inc.	67,230	17,277,438
New China Life Insurance Co. Ltd. Class H	647,400	2,805,037
New Oriental Education & Technology Group Inc. ADR[a]	111,552	5,592,102
Nine Dragons Paper (Holdings) Ltd.	1,499,000	1,221,646
People’s Insurance Co. Group of China Ltd. (The) Class H	5,976,000	2,381,199
PetroChina Co. Ltd. Class H	17,928,000	12,345,245
PICC Property & Casualty Co. Ltd. Class H	3,985,876	6,455,651
Ping An Insurance Group Co. of China Ltd. Class H	4,482,000	23,667,498
Qunar Cayman Islands Ltd. ADR[a,c]	29,382	868,826
Semiconductor Manufacturing International Corp.[a]	22,908,000	2,776,781
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,992,000	1,299,770

311

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
Shanghai Electric Group Co. Ltd. Class Ha,c	2,016,000	$933,279
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	249,000	765,798
Shanghai Industrial Holdings Ltd.	498,000	1,525,175
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	759,096	1,180,394
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	547,800	1,412,793
Shenzhou International Group Holdings Ltd.	498,000	3,304,010
Shimao Property Holdings Ltd.	996,500	1,333,832
Shui On Land Ltd.	2,994,733	741,457
Sino Biopharmaceutical Ltd.	3,984,000	2,789,625
Sino-Ocean Group Holding Ltd.	2,365,500	985,263
Sinopec Engineering Group Co. Ltd. Class H	997,000	881,954
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,988,000	1,525,817
Sinopharm Group Co. Ltd. Class H	996,000	4,848,450
Sinotrans Ltd. Class H	1,494,000	705,112
SOHO China Ltd.	1,746,000	902,849
Sun Art Retail Group Ltd.	1,992,000	1,405,087
Sunac China Holdings Ltd.	1,494,000	1,022,991
TAL Education Group Class A ADR[a,c]	34,860	2,838,998
Tencent Holdings Ltd.	4,780,800	126,873,974
Tingyi Cayman Islands Holding Corp.[c]	1,992,000	2,150,014
TravelSky Technology Ltd. Class H	747,000	1,597,099
Tsingtao Brewery Co. Ltd. Class H	280,000	1,119,299
Vipshop Holdings Ltd. ADR[a]	340,383	4,653,036
Want Want China Holdings Ltd.[c]	4,980,000	3,037,506
Weichai Power Co. Ltd. Class H	996,800	1,506,476
Yanzhou Coal Mining Co. Ltd. Class H	1,992,000	1,477,011
YY Inc. ADR[a,c]	27,390	1,316,637
Zhejiang Expressway Co. Ltd. Class H	1,002,000	1,050,473
Zhuzhou CRRC Times Electric Co. Ltd. Class H	498,000	2,414,592
Zijin Mining Group Co. Ltd. Class H	4,980,000	1,566,916

Security	Shares	Value
ZTE Corp. Class H	597,600	$823,016

		917,252,825
HONG KONG — 11.99%
AIA Group Ltd.	10,258,800	64,755,380
ASM Pacific Technology Ltd.	199,200	1,922,683
Bank of East Asia Ltd. (The)[c]	996,000	4,013,617
BOC Hong Kong Holdings Ltd.	3,237,000	11,562,429
Cathay Pacific Airways Ltd.[c]	996,000	1,312,613
Cheung Kong Infrastructure Holdings Ltd.	498,000	4,081,046
Cheung Kong Property Holdings Ltd.	2,241,132	16,602,904
CK Hutchison Holdings Ltd.	2,349,632	29,071,767
CLP Holdings Ltd.	1,369,500	13,933,674
First Pacific Co. Ltd./Hong Kong	1,993,000	1,511,163
Galaxy Entertainment Group Ltd.	1,992,000	8,181,358
Hang Lung Properties Ltd.	1,992,000	4,397,640
Hang Seng Bank Ltd.	647,400	11,696,002
Henderson Land Development Co. Ltd.	1,076,284	6,377,332
HK Electric Investments & HK Electric Investments Ltd.[b]	2,241,000	2,219,370
HKT Trust & HKT Ltd.	2,241,640	3,081,411
Hong Kong & China Gas Co. Ltd.[c]	6,554,745	12,847,718
Hong Kong Exchanges & Clearing Ltd.	973,100	25,774,159
Hongkong Land Holdings Ltd.[c]	971,100	6,506,370
Hysan Development Co. Ltd.[c]	498,000	2,299,000
Kerry Properties Ltd.	498,000	1,576,549
Li & Fung Ltd.[c]	4,980,000	2,453,123
Link REIT	1,867,500	13,317,182
Melco Crown Entertainment Ltd. ADR	161,137	2,697,433
MGM China Holdings Ltd.	805,600	1,333,863
MTR Corp. Ltd.	1,245,000	6,895,395
New World Development Co. Ltd.	4,980,666	6,210,699
NWS Holdings Ltd.	1,494,500	2,647,947
PCCW Ltd.	3,486,000	2,076,806
Power Assets Holdings Ltd.	1,245,000	11,711,735
Sands China Ltd.	1,992,000	8,669,413
Shangri-La Asia Ltd.[c]	996,333	1,095,923
Sino Land Co. Ltd.	2,491,200	4,240,423

312

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
SJM Holdings Ltd.	1,494,000	$1,034,550
Sun Hung Kai Properties Ltd.	1,245,000	18,591,075
Swire Pacific Ltd. Class A	498,000	5,179,172
Swire Properties Ltd.	996,000	2,864,117
Techtronic Industries Co. Ltd.	1,256,000	4,729,324
WH Group Ltd.[b]	4,980,000	4,039,304
Wharf Holdings Ltd. (The)	1,245,000	9,359,756
Wheelock & Co. Ltd.	747,000	4,614,054
Wynn Macau Ltd.[c]	1,294,800	1,986,901
Yue Yuen Industrial Holdings Ltd.	622,500	2,372,048

		351,844,428
INDIA — 9.97%
ACC Ltd.	37,848	860,111
Adani Ports & Special Economic Zone Ltd.	713,136	3,259,947
Ambuja Cements Ltd.	567,720	2,041,825
Apollo Hospitals Enterprise Ltd.	66,234	1,330,055
Ashok Leyland Ltd.	984,048	1,345,972
Asian Paints Ltd.	244,518	3,938,524
Aurobindo Pharma Ltd.	225,096	2,757,141
Axis Bank Ltd.	1,389,669	10,147,883
Bajaj Auto Ltd.	72,210	3,060,247
Bajaj Finance Ltd.	140,636	2,275,058
Bharat Forge Ltd.	90,387	1,196,652
Bharat Heavy Electricals Ltd.	501,984	1,044,759
Bharat Petroleum Corp. Ltd.	191,481	1,918,781
Bharti Airtel Ltd.	856,560	4,087,438
Bharti Infratel Ltd.	475,839	2,475,860
Bosch Ltd.	6,474	2,120,586
Cadila Healthcare Ltd.	176,790	1,108,867
Cairn India Ltd.	379,476	1,286,956
Cipla Ltd.	295,812	2,563,410
Coal India Ltd.	583,656	2,843,713
Container Corp. of India Ltd.	28,386	583,561
Dabur India Ltd.	447,702	1,957,751
Divi’s Laboratories Ltd.	69,222	1,335,954
Dr. Reddy’s Laboratories Ltd.	99,600	4,958,339
Eicher Motors Ltd.	11,205	4,029,406
GAIL (India) Ltd.	274,398	1,774,498
GlaxoSmithKline Consumer Healthcare Ltd.	8,964	813,111
Glenmark Pharmaceuticals Ltd.	118,524	1,659,316
Godrej Consumer Products Ltd.	101,094	2,427,125

Security	Shares	Value
Havells India Ltd.	196,710	$1,201,705
HCL Technologies Ltd.	482,064	5,541,608
Hero Motocorp Ltd.	42,330	2,124,597
Hindalco Industries Ltd.	967,116	2,168,486
Hindustan Unilever Ltd.	558,258	7,014,325
Housing Development Finance Corp. Ltd.	1,281,852	26,438,743
ICICI Bank Ltd.	958,152	3,974,696
Idea Cellular Ltd.	1,065,222	1,224,934
Indiabulls Housing Finance Ltd.	251,490	3,190,954
Infosys Ltd.	1,563,969	23,466,619
ITC Ltd.	2,884,914	10,438,329
JSW Steel Ltd.	72,210	1,792,586
Larsen & Toubro Ltd.	270,414	5,973,187
LIC Housing Finance Ltd.	255,474	2,250,768
Lupin Ltd.	187,248	4,256,548
Mahindra & Mahindra Financial Services Ltd.	242,028	1,312,760
Mahindra & Mahindra Ltd.	318,720	6,285,016
Marico Ltd.	380,970	1,586,935
Maruti Suzuki India Ltd.	89,640	7,913,738
Motherson Sumi Systems Ltd.	333,660	1,657,396
Nestle India Ltd.	19,422	2,018,319
NTPC Ltd.	1,411,830	3,193,114
Oil & Natural Gas Corp. Ltd.	722,349	3,127,927
Piramal Enterprises Ltd.	64,740	1,757,058
Power Finance Corp. Ltd.	552,424	1,029,801
Reliance Industries Ltd.	1,092,114	17,189,555
Shree Cement Ltd.	6,972	1,763,046
Shriram Transport Finance Co. Ltd.	125,994	2,047,722
Siemens Ltd.	61,254	1,089,037
State Bank of India	1,321,194	5,095,934
Sun Pharmaceuticals Industries Ltd.	821,033	9,196,691
Tata Consultancy Services Ltd.	404,127	14,468,311
Tata Motors Ltd.	1,338,873	10,664,034
Tata Motors Ltd. Class A	340,632	1,763,943
Tata Power Co. Ltd.	958,152	1,120,461
Tata Steel Ltd.	260,454	1,578,249
Tech Mahindra Ltd.	198,204	1,304,909
Titan Co. Ltd.	249,498	1,427,992
Ultratech Cement Ltd.	30,378	1,803,149
United Spirits Ltd.[a]	55,278	1,876,190
UPL Ltd.	293,820	3,062,857

313

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
Vedanta Ltd.	879,219	$2,666,494
Wipro Ltd.	544,812	3,788,351
Yes Bank Ltd.	258,462	4,900,741
Zee Entertainment Enterprises Ltd.	485,550	3,769,226

		292,719,887
INDONESIA — 3.23%
Adaro Energy Tbk PT	23,381,100	2,840,209
AKR Corporindo Tbk PT	1,444,200	785,854
Astra International Tbk PT	17,131,200	10,798,906
Bank Central Asia Tbk PT	10,458,000	12,443,321
Bank Danamon Indonesia Tbk PT	2,938,246	869,224
Bank Mandiri Persero Tbk PT	7,918,251	6,963,667
Bank Negara Indonesia Persero Tbk PT	6,324,615	2,702,309
Bank Rakyat Indonesia Persero Tbk PT	9,362,400	8,753,930
Bumi Serpong Damai Tbk PT	6,723,000	1,118,095
Charoen Pokphand Indonesia Tbk PT	6,274,800	1,779,335
Global Mediacom Tbk PT	6,075,600	395,789
Gudang Garam Tbk PT	398,400	2,073,219
Hanjaya Mandala Sampoerna Tbk PT	7,519,800	2,276,457
Indocement Tunggal Prakarsa Tbk PT	1,195,200	1,506,824
Indofood CBP Sukses Makmur Tbk PT	1,914,400	1,379,166
Indofood Sukses Makmur Tbk PT	3,735,000	2,433,132
Jasa Marga Persero Tbk PT	1,743,000	605,134
Kalbe Farma Tbk PT	18,027,600	2,404,048
Lippo Karawaci Tbk PT	15,886,200	1,101,856
Matahari Department Store Tbk PT	1,942,200	2,683,028
Media Nusantara Citra Tbk PT	4,282,800	689,292
Perusahaan Gas Negara Persero Tbk PT	9,213,000	1,807,578
Semen Indonesia Persero Tbk PT	2,490,000	1,879,713
Summarecon Agung Tbk PT	8,864,400	1,120,958
Surya Citra Media Tbk PT	4,731,000	960,848
Telekomunikasi Indonesia Persero Tbk PT	42,728,400	13,819,271
Tower Bersama Infrastructure Tbk PT	1,792,800	820,967

Security	Shares	Value
Unilever Indonesia Tbk PT	1,245,000	$4,243,668
United Tractors Tbk PT	1,394,443	2,311,069
Waskita Karya Persero Tbk PT	3,635,400	729,978
XL Axiata Tbk PTa	2,938,200	495,405

		94,792,250
MALAYSIA — 3.15%
AirAsia Bhd	1,245,000	822,086
Alliance Financial Group Bhd	896,400	852,595
AMMB Holdings Bhd	1,543,800	1,545,640
Astro Malaysia Holdings Bhd	1,344,600	913,495
Axiata Group Bhd[c]	2,230,200	2,615,634
Berjaya Sports Toto Bhd	547,813	416,573
British American Tobacco Malaysia Bhd	149,400	1,763,597
CIMB Group Holdings Bhd	2,539,800	3,045,338
Dialog Group Bhd	2,888,462	1,067,251
DiGi.Com Bhd[c]	2,938,200	3,523,038
Felda Global Ventures Holdings Bhd	1,145,400	548,809
Gamuda Bhd	1,444,200	1,690,351
Genting Bhd	1,942,200	3,629,761
Genting Malaysia Bhd	2,539,800	2,881,871
Genting Plantations Bhd	199,400	522,860
HAP Seng Consolidated Bhd	448,200	832,295
Hartalega Holdings Bhd	498,000	581,692
Hong Leong Bank Bhd	547,800	1,739,379
Hong Leong Financial Group Bhd	149,400	559,849
IHH Healthcare Bhd	2,664,300	4,064,725
IJM Corp. Bhd	2,440,200	1,919,585
IOI Corp. Bhd	1,942,200	2,083,409
IOI Properties Group Bhd	1,359,133	793,772
Kuala Lumpur Kepong Bhd	348,600	1,991,050
Lafarge Malaysia Bhd	249,000	480,787
Malayan Banking Bhd	2,938,200	5,533,201
Malaysia Airports Holdings Bhd	647,400	1,023,185
Maxis Bhd[c]	1,543,800	2,193,337
MISC Bhd	946,200	1,696,168

314

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
Petronas Chemicals Group Bhd	2,041,800	$3,407,056
Petronas Dagangan Bhd	149,400	831,939
Petronas Gas Bhd	597,600	3,134,017
PPB Group Bhd	398,400	1,530,920
Public Bank Bhd	2,340,630	11,081,028
RHB Bank Bhd	647,445	745,449
RHB Bank Bhd New	359,100	1
Sapurakencana Petroleum Bhd[a]	3,187,200	1,230,814
Sime Darby Bhd	2,141,400	4,180,707
Telekom Malaysia Bhd	996,000	1,552,763
Tenaga Nasional Bhd	2,888,400	9,873,577
UMW Holdings Bhd	398,400	566,022
Westports Holdings Bhd	896,400	942,342
YTL Corp. Bhd	3,635,400	1,377,899
YTL Power International Bhd	1,543,820	563,062

		92,348,929
PHILIPPINES — 1.54%
Aboitiz Equity Ventures Inc.	1,693,220	2,727,475
Aboitiz Power Corp.	1,195,200	1,134,172
Alliance Global Group Inc.	1,842,600	542,629
Ayala Corp.	194,228	3,349,277
Ayala Land Inc.	6,274,800	4,697,434
Bank of the Philippine Islands	639,939	1,336,111
BDO Unibank Inc.	1,431,759	3,335,276
DMCI Holdings Inc.	3,486,000	899,892
Energy Development Corp.	8,316,600	1,013,329
Globe Telecom Inc.	27,390	1,006,850
GT Capital Holdings Inc.	69,720	1,887,613
International Container Terminal Services Inc.	463,140	744,123
JG Summit Holdings Inc.	2,320,687	3,642,361
Jollibee Foods Corp.	383,460	1,884,733
Megaworld Corp.	9,462,000	785,528
Metro Pacific Investments Corp.	10,059,600	1,495,774
Metropolitan Bank & Trust Co.	413,341	693,988
PLDT Inc.	79,680	2,517,640
Robinsons Land Corp.	1,444,200	923,083
Security Bank Corp.	211,650	963,347
SM Investments Corp.	201,260	2,793,055
SM Prime Holdings Inc.	7,121,425	3,956,143
Universal Robina Corp.	751,980	2,826,379

		45,156,212
SINGAPORE — 4.75%
Ascendas REIT	1,917,318	3,264,634
CapitaLand Commercial Trust	1,767,900	2,000,462

Security	Shares	Value
CapitaLand Ltd.[c]	2,241,000	$4,974,991
CapitaLand Mall Trust	2,091,600	3,110,577
City Developments Ltd.[c]	348,600	2,126,312
ComfortDelGro Corp. Ltd.	1,792,800	3,271,580
DBS Group Holdings Ltd.	1,494,000	16,100,294
Genting Singapore PLC	5,577,600	2,985,352
Global Logistic Properties Ltd.[c]	2,290,800	2,921,309
Golden Agri-Resources Ltd.	5,976,007	1,652,965
Hutchison Port Holdings Trust	4,432,271	1,972,361
Jardine Cycle & Carriage Ltd.[c]	74,766	2,267,850
Jardine Matheson Holdings Ltd.[c]	199,200	12,133,272
Keppel Corp. Ltd.[c]	1,245,000	4,722,753
Noble Group Ltd.[a,c]	7,544,728	899,795
Oversea-Chinese Banking Corp. Ltd.	2,639,475	16,080,716
SembCorp Industries Ltd.[c]	846,600	1,538,830
Sembcorp Marine Ltd.[c]	747,000	694,996
Singapore Airlines Ltd.	448,200	3,261,920
Singapore Exchange Ltd.	672,300	3,424,533
Singapore Press Holdings Ltd.[c]	1,322,700	3,535,056
Singapore Technologies Engineering Ltd.	1,294,800	2,911,649
Singapore Telecommunications Ltd.	6,772,800	18,879,563
StarHub Ltd.[c]	498,000	1,209,311
Suntec REIT	1,942,400	2,344,444
United Overseas Bank Ltd.	1,095,600	14,782,217
UOL Group Ltd.	398,400	1,622,910
Wilmar International Ltd.	1,593,600	3,789,652
Yangzijiang Shipbuilding Holdings Ltd.[c]	1,618,500	866,285

		139,346,589
SOUTH KOREA — 16.04%
AmorePacific Corp.	27,390	8,593,411
AmorePacific Group	23,406	3,027,387
BGF retail Co. Ltd.	8,118	1,234,461
BNK Financial Group Inc.	228,582	1,855,824
Celltrion Inc.[a,c]	64,740	6,008,641
Cheil Worldwide Inc.	59,262	877,860
CJ CheilJedang Corp.	6,972	2,129,529
CJ Corp.	12,450	1,898,645
CJ E&M Corp.	15,936	973,499
CJ Korea Express Corp.[a]	5,976	1,049,750
Coway Co. Ltd.	45,318	3,548,606
Daelim Industrial Co. Ltd.	23,406	1,671,200
Daewoo Engineering & Construction Co. Ltd.[a,c]	107,568	595,067
DGB Financial Group Inc.	145,167	1,217,918

315

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
Dongbu Insurance Co. Ltd.	42,330	$2,630,250
Dongsuh Cos. Inc.	29,880	708,973
Doosan Heavy Industries & Construction Co. Ltd.	40,338	923,623
E-MART Inc.	16,932	2,404,588
GS Engineering & Construction Corp.[a]	41,832	979,766
GS Holdings Corp.	43,824	1,957,095
GS Retail Co. Ltd.	22,410	955,742
Hana Financial Group Inc.	253,482	7,266,078
Hankook Tire Co. Ltd.	63,246	3,051,063
Hanmi Pharm Co. Ltd.[c]	4,569	1,445,469
Hanmi Science Co. Ltd.[c]	9,960	662,404
Hanon Systems	160,566	1,501,469
Hanssem Co. Ltd.	9,462	1,467,778
Hanwha Chemical Corp.	89,889	2,124,970
Hanwha Corp.	37,848	1,235,414
Hanwha Life Insurance Co. Ltd.	182,268	995,565
Hotel Shilla Co. Ltd.[c]	27,888	1,396,533
Hyosung Corp.	17,430	2,041,180
Hyundai Department Store Co. Ltd.	12,948	1,329,596
Hyundai Development Co. Engineering & Construction	48,018	2,035,283
Hyundai Engineering & Construction Co. Ltd.	61,254	2,218,902
Hyundai Glovis Co. Ltd.	15,936	2,416,339
Hyundai Heavy Industries Co. Ltd.[a,c]	35,358	4,496,036
Hyundai Marine & Fire Insurance Co. Ltd.	51,543	1,592,349
Hyundai Mobis Co. Ltd.	58,017	13,892,644
Hyundai Motor Co.	121,761	14,897,566
Hyundai Steel Co.	70,716	3,052,978
Hyundai Wia Corp.	13,944	959,050
Industrial Bank of Korea	221,112	2,550,735
Kakao Corp.	27,390	1,828,793
Kangwon Land Inc.	103,584	3,435,449
KB Financial Group Inc.	326,534	12,071,128
KCC Corp.	4,980	1,760,463
KEPCO Plant Service & Engineering Co. Ltd.	18,924	907,955
Kia Motors Corp.	226,092	8,041,900
Korea Aerospace Industries Ltd. Class A	49,551	2,806,122
Korea Electric Power Corp.	219,120	9,431,208

Security	Shares	Value
Korea Gas Corp.	23,904	$968,277
Korea Investment Holdings Co. Ltd.	33,366	1,198,464
Korea Zinc Co. Ltd.	7,470	2,970,374
Korean Air Lines Co. Ltd.[a]	33,366	933,111
KT Corp.	25,218	711,856
KT&G Corp.	98,853	9,762,193
Kumho Petrochemical Co. Ltd.	15,936	976,285
LG Chem Ltd.	39,840	8,582,530
LG Corp.	81,174	4,348,671
LG Display Co. Ltd.	198,204	4,728,835
LG Electronics Inc.	90,387	3,775,834
LG Household & Health Care Ltd.	7,968	5,710,081
LG Innotek Co. Ltd.	11,454	780,784
LG Uplus Corp.	182,268	1,879,626
Lotte Chemical Corp.	12,948	3,264,582
Lotte Chilsung Beverage Co. Ltd.	498	670,238
Lotte Confectionery Co. Ltd.	4,980	835,622
Lotte Shopping Co. Ltd.	9,960	1,988,953
Mirae Asset Daewoo Co. Ltd.[c]	154,629	1,047,302
Mirae Asset Securities Co. Ltd.	64,242	1,271,646
NAVER Corp.	23,655	17,716,701
NCsoft Corp.	14,691	3,395,910
NH Investment & Securities Co. Ltd.	122,508	1,081,347
OCI Co. Ltd.[a,c]	13,944	1,102,846
Orion Corp./Republic of Korea	2,988	1,867,092
Ottogi Corp.	996	572,749
Paradise Co. Ltd.[c]	38,844	441,313
POSCO	60,700	12,572,340
Posco Daewoo Corp.	38,844	846,981
S-1 Corp.	15,936	1,288,250
S-Oil Corp.	37,848	2,596,520
Samsung C&T Corp.	64,740	9,137,435
Samsung Card Co. Ltd.	29,382	1,237,677
Samsung Electro-Mechanics Co. Ltd.	47,808	1,967,889
Samsung Electronics Co. Ltd.	84,909	121,621,893
Samsung Fire & Marine Insurance Co. Ltd.	28,386	7,231,391
Samsung Heavy Industries Co. Ltd.[a,c]	129,978	1,107,525

316

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
Samsung Life Insurance Co. Ltd.	60,258	$5,819,103
Samsung SDI Co. Ltd.	46,314	3,816,832
Samsung SDS Co. Ltd.	29,880	4,034,485
Samsung Securities Co. Ltd.	49,800	1,503,684
Shinhan Financial Group Co. Ltd.	359,407	13,773,211
Shinsegae Inc.	5,976	971,410
SK Holdings Co. Ltd.	38,844	7,587,183
SK Hynix Inc.	493,767	17,692,329
SK Innovation Co. Ltd.	55,278	7,318,870
SK Networks Co. Ltd.	105,576	601,578
SK Telecom Co. Ltd.	17,430	3,404,505
Woori Bank	255,474	2,790,846
Yuhan Corp.	6,474	1,188,149

		470,847,562
TAIWAN — 14.59%
Acer Inc.	2,696,830	1,239,136
Advanced Semiconductor Engineering Inc.	5,478,863	6,441,125
Advantech Co. Ltd.	252,278	2,054,518
Asia Cement Corp.	2,048,448	1,788,315
Asia Pacific Telecom Co. Ltd.[a]	1,992,000	640,697
Asustek Computer Inc.	498,100	4,364,245
AU Optronics Corp.	7,968,580	3,030,118
Casetek Holdings Ltd.	93,000	299,121
Catcher Technology Co. Ltd.	498,000	3,905,728
Cathay Financial Holding Co. Ltd.	6,972,722	9,048,022
Chailease Holding Co. Ltd.	996,811	1,724,658
Chang Hwa Commercial Bank Ltd.	4,184,032	2,141,238
Cheng Shin Rubber Industry Co. Ltd.	1,494,303	3,044,718
Chicony Electronics Co. Ltd.	507,187	1,298,604
China Airlines Ltd.	2,490,330	753,629
China Development Financial Holding Corp.	11,454,734	2,871,170
China Life Insurance Co. Ltd./Taiwan	2,988,804	2,760,790
China Steel Corp.	9,960,484	7,196,357
Chunghwa Telecom Co. Ltd.	3,237,110	11,078,440
Compal Electronics Inc.	3,486,000	2,076,742
CTBC Financial Holding Co. Ltd.	15,062,456	8,114,133
Delta Electronics Inc.	1,644,000	8,673,881
E.Sun Financial Holding Co. Ltd.	6,556,100	3,729,129
Eclat Textile Co. Ltd.	138,400	1,574,447
EVA Airways Corp.	1,564,310	753,466

Security	Shares	Value
Evergreen Marine Corp. Taiwan Ltd.[a]	1,513,145	$565,796
Far Eastern New Century Corp.	2,744,040	2,126,017
Far EasTone Telecommunications Co. Ltd.	1,494,000	3,531,725
Feng TAY Enterprise Co. Ltd.	249,652	1,044,255
First Financial Holding Co. Ltd.	8,279,221	4,341,951
Formosa Chemicals & Fibre Corp.	2,739,740	8,152,154
Formosa Petrochemical Corp.	996,000	3,329,731
Formosa Plastics Corp.	3,486,400	9,434,796
Formosa Taffeta Co. Ltd.	498,000	454,485
Foxconn Technology Co. Ltd.	1,005,666	2,919,084
Fubon Financial Holding Co. Ltd.	5,727,111	8,130,383
Giant Manufacturing Co. Ltd.	212,000	1,501,450
Hermes Microvision Inc.	32,000	1,414,561
Highwealth Construction Corp.	647,880	959,784
Hiwin Technologies Corp.	170,360	753,077
Hon Hai Precision Industry Co. Ltd.	13,136,146	35,507,035
Hotai Motor Co. Ltd.	249,000	2,899,707
HTC Corp.[a]	498,450	1,459,456
Hua Nan Financial Holdings Co. Ltd.	6,852,074	3,484,933
Innolux Corp.	7,968,981	2,689,365
Inotera Memories Inc.[a]	2,988,000	2,797,921
Inventec Corp.	1,992,460	1,559,495
Largan Precision Co. Ltd.	87,000	10,296,918
Lite-On Technology Corp.	2,001,371	2,872,918
MediaTek Inc.	1,256,391	9,555,061
Mega Financial Holding Co. Ltd.	9,213,827	6,306,541
Merida Industry Co. Ltd.	177,000	816,082
Nan Ya Plastics Corp.	3,984,000	8,294,345
Nanya Technology Corp.	498,000	646,220
Nien Made Enterprise Co. Ltd.	68,000	788,656
Novatek Microelectronics Corp.	501,000	1,881,280
OBI Pharma Inc.[a]	75,000	785,471
Pegatron Corp.	1,743,000	4,694,764
Phison Electronics Corp.	116,000	823,386
Pou Chen Corp.	1,994,000	2,698,053
Powertech Technology Inc.	501,200	1,430,979
President Chain Store Corp.	498,000	3,724,249
Quanta Computer Inc.	2,490,000	5,049,830
Realtek Semiconductor Corp.	498,642	1,690,714
Ruentex Development Co. Ltd.[a]	636,747	734,456
Ruentex Industries Ltd.	498,195	803,553

317

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
Shin Kong Financial Holding Co. Ltd.[a]	6,972,457	$1,513,470
Siliconware Precision Industries Co. Ltd.	1,992,661	3,015,117
Simplo Technology Co. Ltd.	175,550	542,379
SinoPac Financial Holdings Co. Ltd.	8,837,073	2,551,081
Standard Foods Corp.	334,735	828,418
Synnex Technology International Corp.	1,286,950	1,374,324
TaiMed Biologics Inc.[a]	109,000	685,621
Taishin Financial Holding Co. Ltd.	7,476,049	2,736,223
Taiwan Business Bank	3,650,681	923,154
Taiwan Cement Corp.	2,988,000	3,583,801
Taiwan Cooperative Financial Holding Co. Ltd.	6,474,743	2,841,644
Taiwan Fertilizer Co. Ltd.	498,000	667,524
Taiwan Mobile Co. Ltd.	1,494,000	5,231,308
Taiwan Semiconductor Manufacturing Co. Ltd.	20,916,670	124,939,944
Teco Electric and Machinery Co. Ltd.	1,494,000	1,327,947
Transcend Information Inc.	137,000	378,560
Uni-President Enterprises Corp.	3,984,694	7,714,959
United Microelectronics Corp.	10,458,000	3,893,892
Vanguard International Semiconductor Corp.	747,000	1,524,417
Wistron Corp.	2,136,538	1,611,332
WPG Holdings Ltd.	1,499,240	1,757,803
Yuanta Financial Holding Co. Ltd.	8,466,556	3,165,820
Yulon Motor Co. Ltd.	747,000	654,505
Zhen Ding Technology Holding Ltd.	498,097	1,134,855

		428,151,162
THAILAND — 2.54%
Advanced Info Service PCL NVDR	896,400	3,931,635
Airports of Thailand PCL NVDR[c]	348,600	3,795,031
Bangkok Bank PCL Foreign	199,200	905,002
Bangkok Dusit Medical Services PCL NVDR	3,387,400	2,206,807
Bangkok Expressway & Metro PCL	5,826,600	1,240,322
Banpu PCL NVDR	1,195,200	624,964
BEC World PCL NVDR	821,700	481,316
BTS Group Holdings PCL NVDR	5,104,500	1,247,045
Bumrungrad Hospital PCL NVDR	298,800	1,562,409
Central Pattana PCL NVDR	1,095,600	1,745,259

Security	Shares	Value
Charoen Pokphand Foods PCL NVDR	2,272,300	$2,045,216
CP ALL PCL NVDR	4,233,000	7,347,803
Delta Electronics Thailand PCL NVDR	398,400	893,618
Electricity Generating PCL NVDR	99,600	554,954
Energy Absolute PCL NVDR	946,200	763,773
Glow Energy PCL NVDR	448,200	986,110
Home Product Center PCL NVDR	3,565,043	1,028,843
Indorama Ventures PCL NVDR	1,210,300	1,011,537
IRPC PCL NVDR	8,615,400	1,176,702
Kasikornbank PCL Foreign	996,000	4,894,978
Kasikornbank PCL NVDR	564,175	2,772,715
Krung Thai Bank PCL NVDR	3,137,475	1,541,955
Minor International PCL NVDR	1,743,020	1,917,459
PTT Exploration & Production PCL NVDR	1,170,384	2,784,041
PTT Global Chemical PCL NVDR	1,726,176	2,959,370
PTT PCL NVDR	846,600	8,369,844
Robinson Department Store PCL NVDR	348,600	577,721
Siam Cement PCL (The) Foreign	249,000	3,585,856
Siam Cement PCL (The) NVDR	99,600	1,422,959
Siam Commercial Bank PCL (The) NVDR	1,294,800	5,309,059
Thai Oil PCL NVDR	697,200	1,394,500
Thai Union Group PCL NVDR	1,643,800	1,019,229
TMB Bank PCL NVDR	11,952,000	717,171
True Corp. PCL NVDR	8,557,090	1,650,414

		74,465,617

TOTAL COMMON STOCKS
(Cost: $2,795,129,758)		2,906,925,461

PREFERRED STOCKS — 0.85%

SOUTH KOREA — 0.85%
AmorePacific Corp.	7,719	1,349,181
Hyundai Motor Co.	19,422	1,622,673
Hyundai Motor Co. Series 2	31,872	2,799,332
LG Chem Ltd.	5,976	940,074
LG Household & Health Care Ltd.	1,743	725,076

318

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2016

Security	Shares	Value
Samsung Electronics Co. Ltd.	15,189	$17,482,117

		24,918,453

TOTAL PREFERRED STOCKS
(Cost: $16,562,684)		24,918,453

RIGHTS — 0.01%

SOUTH KOREA — 0.01%
Samsung Heavy Industries Co. Ltd.[a]	81,026	182,694

		182,694

TOTAL RIGHTS
(Cost: $275,706)		182,694

SHORT-TERM INVESTMENTS — 6.19%

MONEY MARKET FUNDS — 6.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	180,122,145	180,140,157
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	1,611,625	1,611,625

		181,751,782

TOTAL SHORT-TERM INVESTMENTS
(Cost: $181,733,769)		181,751,782

Value
TOTAL INVESTMENTS IN SECURITIES — 106.10%
(Cost: $2,993,701,917)[g]	$3,113,778,390
Other Assets, Less Liabilities — (6.10)%	(178,915,997)

NET ASSETS — 100.00%	$2,934,862,393

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,068,519,611. Net unrealized appreciation was $45,258,779, of which $404,393,303 represented gross unrealized appreciation on securities and $359,134,524 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,905,745,066	$1,180,394	$1	$2,906,925,461
Preferred stocks	24,918,453	—	—	24,918,453
Rights	—	182,694	—	182,694
Money market funds	181,751,782	—	—	181,751,782

Total	$3,112,415,301	$1,363,088	$1	$3,113,778,390

319

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA A ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 1.76%
AVIC Aero-Engine Controls Co. Ltd. Class A	4,200	$16,953
AVIC Aircraft Co. Ltd. Class A	9,100	30,012
Avic Aviation Engine Corp. PLC Class A	6,300	32,566
AVIC Electromechanical Systems Co. Ltd. Class A	6,300	16,153
AVIC Helicopter Co. Ltd. Class A	2,100	13,396
China Aerospace Times Electronics Co. Ltd. Class A	4,200	9,999
China Avionics Systems Co. Ltd. Class A	4,900	13,909
China Spacesat Co. Ltd. Class A	4,200	19,651
Jiangxi Hongdu Aviation Industry Co. Ltd. Class A	2,800	7,961

		160,600
AIR FREIGHT & LOGISTICS — 0.16%
Shenzhen Feima International Supply Chain Co. Ltd. Class A	3,640	9,107
Sinotrans Air Transportation Development Co. Ltd. Class A	2,100	5,924

		15,031
AIRLINES — 1.06%
Air China Ltd. Class A	12,600	13,771
China Eastern Airlines Corp. Ltd. Class Aa	29,400	27,442
China Southern Airlines Co. Ltd. Class A	22,400	23,721
Hainan Airlines Co. Ltd. Class Aa	39,200	18,642
Spring Airlines Co. Ltd. Class A	2,100	13,402

		96,978
AUTO COMPONENTS — 1.55%
Anhui Zhongding Sealing Parts Co. Ltd. Class A	4,200	14,788
China Shipbuilding Industry Group Power Co. Ltd. Class Aa	3,500	16,748
Fuyao Glass Industry Group Co. Ltd. Class A	9,100	23,843
Huayu Automotive Systems Co. Ltd. Class A	10,500	25,588
Ningbo Joyson Electronic Corp. Class Aa	2,800	14,048
Wanxiang Qianchao Co. Ltd. Class A	7,000	15,229
Weifu High-Technology Group Co. Ltd. Class A	1,400	4,940
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	2,100	5,970

Security	Shares	Value
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	6,300	$20,210

		141,364
AUTOMOBILES — 1.97%
Anhui Jianghuai Automobile Co. Ltd. Class A	4,900	9,386
Beiqi Foton Motor Co. Ltd. Class A	21,000	8,715
BYD Co. Ltd. Class Aa	4,900	40,643
Chongqing Changan Automobile Co. Ltd. Class A	11,900	27,558
FAW CAR Co. Ltd. Class A	4,900	8,229
SAIC Motor Corp. Ltd. Class A	24,500	85,686

		180,217
BANKS — 15.23%
Agricultural Bank of China Ltd. Class A	255,500	119,244
Bank of Beijing Co. Ltd. Class A	48,720	67,063
Bank of China Ltd. Class A	156,800	78,507
Bank of Communications Co. Ltd. Class A	123,900	102,841
Bank of Nanjing Co. Ltd. Class A	19,600	30,366
Bank of Ningbo Co. Ltd. Class A	11,900	29,509
China CITIC Bank Corp. Ltd. Class A	30,100	26,985
China Construction Bank Corp. Class A	30,800	23,927
China Everbright Bank Co. Ltd. Class A	123,900	69,720
China Merchants Bank Co. Ltd. Class A	66,500	175,414
China Minsheng Banking Corp. Ltd. Class A	95,200	129,355
Huaxia Bank Co. Ltd. Class A	28,000	43,050
Industrial & Commercial Bank of China Ltd. Class A	176,400	115,415
Industrial Bank Co. Ltd. Class A	61,600	148,387
Ping An Bank Co. Ltd. Class A	53,760	72,651
Shanghai Pudong Development Bank Co. Ltd. Class A	66,220	159,124

		1,391,558
BEVERAGES — 3.84%
Beijing Yanjing Brewery Co. Ltd. Class A	9,800	11,029
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	4,200	43,205
Kweichow Moutai Co. Ltd. Class A	4,200	197,228
Luzhou Laojiao Co. Ltd. Class A	4,900	24,895
Tsingtao Brewery Co. Ltd. Class A	2,100	9,658
Wuliangye Yibin Co. Ltd. Class A	12,600	65,095

		351,110

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2016

Security	Shares	Value
BIOTECHNOLOGY — 0.80%
Beijing SL Pharmaceutical Co. Ltd. Class A	2,100	$9,298
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	2,310	9,017
Hualan Biological Engineering Inc. Class A	3,500	18,754
Shanghai RAAS Blood Products Co. Ltd. Class A	11,340	36,378

		73,447
BUILDING PRODUCTS — 0.08%
Beijing New Building Materials PLC Class A	4,900	7,686

		7,686
CAPITAL MARKETS — 9.07%
Anxin Trust Co. Ltd. Class A	7,000	23,758
Changjiang Securities Co. Ltd. Class A	16,800	27,145
China Merchants Securities Co. Ltd. Class A	18,200	48,250
CITIC Securities Co. Ltd. Class A	31,500	77,275
Dongxing Securities Co. Ltd. Class A	5,600	19,172
Everbright Securities Co. Ltd. Class A	12,600	31,413
Founder Securities Co. Ltd. Class A	26,600	29,426
GF Securities Co. Ltd. Class A	18,900	48,570
Guosen Securities Co. Ltd. Class A	13,300	33,649
Guotai Junan Securities Co. Ltd. Class A	16,800	44,265
Guoyuan Securities Co. Ltd. Class A	3,800	12,572
Haitong Securities Co. Ltd. Class A	26,600	63,958
Huatai Securities Co. Ltd. Class A	17,500	53,062
Industrial Securities Co. Ltd. Class A	21,700	25,255
Northeast Securities Co. Ltd. Class A	7,700	14,807
Orient Securities Co. Ltd./China Class A	12,600	29,701
Pacific Securities Co. Ltd. (The)/China Class A	25,200	19,279
SDIC Essence Holdings Co. Ltd. Class Aa	7,700	18,298
Sealand Securities Co. Ltd. Class A	14,700	15,588
Shaanxi International Trust Co. Ltd. Class A	12,600	13,920
Shanxi Securities Co. Ltd. Class A	9,800	20,017
Shenwan Hongyuan Group Co. Ltd. Class A	66,150	63,016
Sinolink Securities Co. Ltd. Class A	11,200	22,166
SooChow Securities Co. Ltd. Class A	9,100	19,488
Southwest Securities Co. Ltd. Class A	21,000	22,641

Security	Shares	Value
Western Securities Co. Ltd. Class A	9,100	$32,538

		829,229
CHEMICALS — 2.36%
CEFC Anhui International Holding Co. Ltd. Class A	9,000	11,777
China Hainan Rubber Industry Group Co. Ltd. Class Aa	15,400	14,375
Hongda Xingye Co. Ltd. Class A	8,858	9,380
Huapont Life Sciences Co. Ltd. Class A	7,000	10,059
Hubei Biocause Pharmaceutical Co. Ltd. Class A	11,200	13,299
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	25,500	19,509
Kangde Xin Composite Material Group Co. Ltd. Class A	11,200	29,130
Kingenta Ecological Engineering Group Co. Ltd. Class A	11,200	12,522
Kingfa Sci & Tech Co. Ltd. Class A	7,700	7,733
Luxin Venture Capital Group Co. Ltd. Class A	2,800	10,132
Qinghai Salt Lake Industry Co. Ltd. Class A	5,800	16,224
Sinopec Shanghai Petrochemical Co. Ltd. Class A	16,100	14,006
Wanhua Chemical Group Co. Ltd. Class A	7,000	21,587
Zhejiang Juhua Co. Ltd. Class A	6,500	10,435
Zhejiang Longsheng Group Co. Ltd. Class A	11,200	15,103

		215,271
COMMERCIAL SERVICES & SUPPLIES — 0.43%
Eternal Asia Supply Chain Management Ltd. Class A	5,600	10,496
Jihua Group Corp. Ltd. Class A	11,200	14,060
Tus-Sound Environmental Resources Co. Ltd. Class A	2,800	14,383

		38,939
COMMUNICATIONS EQUIPMENT — 0.93%
Beijing Xinwei Technology Group Co. Ltd. Class A	11,200	28,964
Datang Telecom Technology Co. Ltd. Class Aa	3,500	9,532
Fiberhome Telecommunication Technologies Co. Ltd. Class A	4,200	17,636
ZTE Corp. Class A	12,800	28,924

		85,056

321

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2016

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 4.20%
China CAMC Engineering Co. Ltd. Class A	3,360	$11,582
China Communications Construction Co. Ltd. Class A	9,800	19,453
China Gezhouba Group Co. Ltd. Class A	16,800	21,339
China National Chemical Engineering Co. Ltd. Class A	20,300	17,899
China Railway Construction Corp. Ltd. Class A	24,500	37,270
China Railway Erju Co. Ltd. Class A	4,900	9,350
China Railway Group Ltd. Class A	49,000	60,863
China State Construction Engineering Corp. Ltd. Class A	98,000	103,923
Metallurgical Corp. of China Ltd. Class A	43,400	26,922
Power Construction Corp. of China Ltd. Class A	30,100	30,185
Shanghai Construction Group Co. Ltd. Class A	23,100	15,319
Shanghai Tunnel Engineering Co. Ltd. Class A	10,500	15,926
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	8,400	13,808

		383,839
CONSTRUCTION MATERIALS — 0.65%
Anhui Conch Cement Co. Ltd. Class A	11,900	29,949
BBMG Corp. Class A	22,400	14,523
China Jushi Co. Ltd. Class A	9,100	14,636

		59,108
CONTAINERS & PACKAGING — 0.23%
Org Packaging Co. Ltd. Class A	9,800	13,982
Shenzhen Jinjia Group Co. Ltd. Class A	4,200	6,569

		20,551
DISTRIBUTORS — 0.29%
Liaoning Cheng Da Co. Ltd. Class Aa	4,900	14,076
Wuchan Zhongda Group Co. Ltd. Class A	8,190	12,556

		26,632
DIVERSIFIED CONSUMER SERVICES — 0.06%
Zhejiang Yasha Decoration Co. Ltd. Class A	3,500	5,903

		5,903
DIVERSIFIED FINANCIAL SERVICES — 0.39%
Avic Capital Co. Ltd. Class A	28,000	27,335

Security	Shares	Value
Bohai Financial Investment Holding Co. Ltd. Class Aa	7,700	$8,165

		35,500
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.17%
Dr. Peng Telecom & Media Group Co. Ltd. Class A	4,900	15,965

		15,965
ELECTRICAL EQUIPMENT — 2.59%
Changyuan Group Ltd. Class A	5,040	10,347
China XD Electric Co. Ltd. Class A	12,600	10,198
Dongfang Electric Corp. Ltd. Class A	7,000	10,049
Fangda Carbon New Material Co. Ltd. Class Aa	5,600	8,825
Guoxuan High-Tech Co. Ltd. Class A	2,800	14,536
Henan Pinggao Electric Co. Ltd. Class A	4,900	12,542
Jiangsu Zhongtian Technology Co. Ltd. Class A	10,500	16,748
Jiangsu Zongyi Co. Ltd. Class Aa	4,900	8,402
Jiangxi Special Electric Motor Co. Ltd. Class A	4,900	8,880
Luxshare Precision Industry Co. Ltd. Class A	2,100	6,947
NARI Technology Co. Ltd. Class A	8,400	18,981
Qingdao Hanhe Cable Co. Ltd. Class A	11,900	7,751
Shanghai Electric Group Co. Ltd. Class Aa	21,700	26,986
Sinovel Wind Group Co. Ltd. Class Aa	20,300	8,035
TBEA Co. Ltd. Class A	12,600	16,488
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	8,400	19,279
XJ Electric Co. Ltd. Class A	3,500	9,036
Zhejiang Chint Electrics Co. Ltd. Class A	4,900	15,451
Zhejiang Wanma Co. Ltd. Class A	2,800	7,158

		236,639
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.95%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	2,100	11,919
Chengdu Santai Holding Group Co. Ltd. Class A	4,200	6,811
China Security & Fire Co. Ltd. Class A	2,100	6,346
Dongxu Optoelectronic Technology Co. Ltd. Class A	12,200	24,127
GoerTek Inc. Class A	5,600	25,408

322

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2016

Security	Shares	Value
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	21,000	$76,112
Jiangsu Protruly Vision Technology Group Co. Ltd. Class Aa	7,700	18,241
Shenzhen O-Film Tech Co. Ltd. Class A	3,500	20,186
Suzhou Victory Precision Manufacture Co. Ltd. Class A	10,500	16,361
Tatwah Smartech Co. Ltd. Class Aa	4,200	10,973
Tianma Microelectronics Co. Ltd. Class A	4,200	11,674
Unigroup Guoxin Co. Ltd. Class A	2,100	11,277
Westone Information Industry Inc. Class A	1,400	7,249
Zhejiang Dahua Technology Co. Ltd. Class A	10,500	22,673

		269,357
ENERGY EQUIPMENT & SERVICES — 0.15%
Offshore Oil Engineering Co. Ltd. Class A	12,600	13,231

		13,231
FOOD & STAPLES RETAILING — 0.44%
Shanghai Bailian Group Co. Ltd. Class Aa	4,900	9,343
Shenzhen Agricultural Products Co. Ltd. Class A	6,300	11,482
Yonghui Superstores Co. Ltd. Class A	29,400	19,496

		40,321
FOOD PRODUCTS — 2.11%
Beijing Dabeinong Technology Group Co. Ltd. Class A	13,300	14,418
Bright Dairy & Food Co. Ltd. Class A	3,500	7,475
COFCO Tunhe Co. Ltd. Class A	4,900	8,409
Fujian Sunner Development Co. Ltd. Class Aa	3,500	13,626
Guangdong Haid Group Co. Ltd. Class A	4,900	10,986
Heilongjiang Agriculture Co. Ltd. Class A	4,900	7,678
Henan Shuanghui Investment & Development Co. Ltd. Class A	9,100	30,778
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	19,600	52,077
MeiHua Holdings Group Co. Ltd. Class A	11,200	10,388
Muyuan Foodstuff Co. Ltd. Class A	2,800	10,215
New Hope Liuhe Co. Ltd. Class A	15,400	18,469
Yuan Longping High-Tech Agriculture Co. Ltd. Class A	2,800	8,014

		192,533

Security	Shares	Value
GAS UTILITIES — 0.07%
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	7,000	$6,596

		6,596
HEALTH CARE EQUIPMENT & SUPPLIES — 0.08%
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,400	7,140

		7,140
HEALTH CARE PROVIDERS & SERVICES — 1.01%
China National Accord Medicines Corp. Ltd. Class A	1,400	15,051
Huadong Medicine Co. Ltd. Class A	2,100	22,827
Jointown Pharmaceutical Group Co. Ltd. Class A	3,500	11,429
Meinian Onehealth Healthcare Holdings Co. Ltd. Class Aa	900	1,830
Searainbow Holding Corp. Class Aa	2,800	20,512
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	7,000	20,481

		92,130
HOTELS, RESTAURANTS & LEISURE — 0.63%
Beijing Utour International Travel Service Co. Ltd. Class A	2,800	7,646
China International Travel Service Corp. Ltd. Class A	3,500	23,288
Shenzhen Overseas Chinese Town Co. Ltd. Class A	25,900	26,471

		57,405
HOUSEHOLD DURABLES — 2.40%
Hangzhou Robam Appliances Co. Ltd. Class A	3,500	19,561
Hisense Electric Co. Ltd. Class A	4,200	10,589
Leo Group Co. Ltd. Class A	4,900	12,592
Midea Group Co. Ltd. Class A	21,000	84,207
NavInfo Co. Ltd. Class A	3,150	10,282
Qingdao Haier Co. Ltd. Class A	20,300	29,922
Sichuan Changhong Electric Co. Ltd. Class Aa	12,600	7,983
Suofeiya Home Collection Co. Ltd. Class A	2,100	18,160
TCL Corp. Class A	35,700	18,032
Yihua Lifestyle Technology Co. Ltd. Class A	4,900	8,250

		219,578

323

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2016

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.64%
Beijing Jingneng Power Co. Ltd. Class A	11,900	$7,558
China National Nuclear Power Co. Ltd. Class A	41,300	41,234
China Yangtze Power Co. Ltd. Class A	48,300	95,947
GD Power Development Co. Ltd. Class A	60,200	26,762
Huadian Power International Corp. Ltd. Class A	25,900	19,165
Huaneng Power International Inc. Class A	23,800	25,133
Hubei Energy Group Co. Ltd. Class A	17,500	12,251
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	15,400	7,187
SDIC Power Holdings Co. Ltd. Class A	21,700	21,025
Shanghai Electric Power Co. Ltd. Class A	6,300	10,914
Shenergy Co. Ltd. Class A	14,700	12,766
Shenzhen Energy Group Co. Ltd. Class A	9,800	9,784
Sichuan Chuantou Energy Co. Ltd. Class A	16,100	20,687
Zhejiang Zheneng Electric Power Co. Ltd. Class A	28,000	22,207

		332,620
INDUSTRIAL CONGLOMERATES — 0.13%
China Baoan Group Co. Ltd. Class A	7,560	11,590

		11,590
INSURANCE — 3.72%
China Life Insurance Co. Ltd. Class A	8,400	27,083
China Pacific Insurance Group Co. Ltd. Class A	21,000	90,938
New China Life Insurance Co. Ltd. Class A	5,600	34,977
Ping An Insurance Group Co. of China Ltd. Class A	35,000	178,908
Xishui Strong Year Co. Ltd. Inner Mongolia Class A	2,800	8,159

		340,065
INTERNET SOFTWARE & SERVICES — 0.16%
People.cn Co. Ltd. Class A	2,800	8,010
Shanghai DZH Ltd. Class Aa	5,600	6,923

		14,933
IT SERVICES — 0.20%
DHC Software Co. Ltd. Class A	2,100	6,662

Security	Shares	Value
Taiji Computer Corp. Ltd. Class A	2,100	$11,687

		18,349
LEISURE PRODUCTS — 0.19%
Alpha Group Class A	4,200	17,189

		17,189
MACHINERY — 4.52%
Avic Aviation High-Technology Co. Ltd. Class Aa	4,900	9,697
Beijing SPC Environmental Protection Tech Co. Ltd. Class A	5,600	14,730
China CSSC Holdings Ltd. Class A	4,200	13,976
China First Heavy Industries Class Aa	20,300	16,850
China International Marine Containers Group Co. Ltd. Class A	3,500	7,206
China Shipbuilding Industry Co. Ltd. Class Aa	50,400	48,533
CITIC Heavy Industries Co. Ltd. Class A	11,900	9,280
CRRC Corp. Ltd. Class A	73,500	101,173
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	2,100	8,563
Fujian Longking Co. Ltd. Class A	4,200	7,996
Han’s Laser Technology Industry Group Co. Ltd. Class A	4,200	13,994
Hefei Meiya Optoelectronic Technology Inc. Class A	2,100	6,560
Hunan Jiangnan Red Arrow Co. Ltd. Class Aa	4,200	8,604
North Navigation Control Technology Co. Ltd. Class A	4,200	9,119
Sany Heavy Industry Co. Ltd. Class A	25,900	22,492
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	3,500	10,587
Shanghai Zhenhua Heavy Industries Co. Ltd. Class Aa	13,300	9,645
Taihai Manoir Nuclear Equipment Co. Ltd. Class A	1,400	10,990
Tian Di Science & Technology Co. Ltd. Class A	11,200	7,758
Weichai Power Co. Ltd. Class A	11,200	15,797
XCMG Construction Machinery Co. Ltd. Class Aa	25,900	12,470
Zhengzhou Yutong Bus Co. Ltd. Class A	9,800	31,191

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2016

Security	Shares	Value
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	23,100	$15,591

		412,802
MARINE — 0.48%
China COSCO Holdings Co. Ltd. Class Aa	23,100	17,946
China Shipping Container Lines Co. Ltd. Class Aa	23,100	14,056
China Shipping Development Co. Ltd. Class A	7,700	7,733
COSCO Shipping Co. Ltd. Class A	4,900	4,226

		43,961
MEDIA — 2.11%
Beijing Gehua CATV Network Co. Ltd. Class A	3,500	8,467
China South Publishing & Media Group Co. Ltd. Class A	6,300	16,972
Chinese Universe Publishing and Media Co. Ltd. Class A	4,900	16,696
CITIC Guoan Information Industry Co. Ltd. Class A	14,000	22,786
Guangdong Advertising Group Co. Ltd. Class A	4,200	8,176
Huawen Media Investment Corp. Class A	6,300	10,523
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	4,900	11,630
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	8,190	12,495
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	7,000	11,569
Jishi Media Co. Ltd. Class A	10,500	6,870
Shanghai Oriental Pearl Media Co. Ltd. Class A	8,400	29,676
Visual China Group Co. Ltd. Class Aa	2,100	7,009
Wanda Cinema Line Co. Ltd. Class A	2,100	20,619
Zhejiang Daily Media Group Co. Ltd. Class A	4,200	9,571

		193,059
METALS & MINING — 4.68%
Aluminum Corp. of China Ltd. Class Aa	32,900	19,339
Angang Steel Co. Ltd. Class Aa	12,600	8,430
Baoshan Iron & Steel Co. Ltd. Class A	35,000	29,000
Beijing Kingee Culture Development Co. Ltd. Class A	2,100	6,017

Security	Shares	Value
Beijing Shougang Co. Ltd. Class Aa	14,700	$13,743
China Molybdenum Co. Ltd. Class A	27,300	15,483
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A	7,000	8,643
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	14,400	26,712
Guangdong HEC Technology Holding Co. Ltd. Class A	8,400	8,473
Hesteel Co. Ltd. Class A	32,200	14,885
Inner Mongolia BaoTou Steel Union Co. Ltd. Class Aa	86,100	35,733
Jiangsu Shagang Co. Ltd. Class Aa	5,600	13,333
Jiangxi Copper Co. Ltd. Class A	5,600	12,084
Jiangxi Ganfeng Lithium Co. Ltd. Class A	2,800	13,304
Jinduicheng Molybdenum Co. Ltd. Class Aa	9,100	10,766
Maanshan Iron & Steel Co. Ltd. Class Aa	16,100	6,729
Shandong Gold Mining Co. Ltd. Class A	5,600	33,679
Shandong Iron and Steel Co. Ltd. Class Aa	15,400	5,618
Shandong Nanshan Aluminum Co. Ltd. Class A	26,000	11,981
Shanxi Taigang Stainless Steel Co. Ltd. Class Aa	16,100	9,416
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	6,300	10,105
Tongling Nonferrous Metals Group Co. Ltd. Class A	31,500	12,701
Wuhan Iron & Steel Co. Ltd. Class Aa	28,000	12,944
Xiamen Tungsten Co. Ltd. Class A	3,500	13,497
Xinxing Ductile Iron Pipes Co. Ltd. Class A	10,500	7,707
Yunnan Chihong Zinc & Germanium Co. Ltd. Class A	14,000	12,282
Zhongjin Gold Corp. Ltd. Class Aa	12,600	23,187
Zhongnan Red Culture Group Co. Ltd. Class A	2,800	7,435
Zijin Mining Group Co. Ltd. Class A	49,700	24,076

		427,302
MULTILINE RETAIL — 0.17%
Nanjing Xinjiekou Department Store Co. Ltd. Class A	3,500	15,389

		15,389

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.58%
China Merchants Energy Shipping Co. Ltd. Class A	14,700	$11,680
China Petroleum & Chemical Corp. Class A	84,000	62,155
China Shenhua Energy Co. Ltd. Class A	14,000	34,923
Geo-Jade Petroleum Corp. Class A	7,700	9,530
Guanghui Energy Co. Ltd. Class Aa	9,100	5,699
Jizhong Energy Resources Co. Ltd. Class A	10,500	10,344
Oriental Energy Co. Ltd. Class A	3,500	6,829
PetroChina Co. Ltd. Class A	35,700	38,701
Shanghai U9 Game Co. Ltd. Class A	2,800	5,798
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class Aa	9,100	11,679
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	9,800	14,431
Wintime Energy Co. Ltd. Class Aa	25,200	15,781
Yang Quan Coal Industry Group Co. Ltd. Class Aa	7,000	7,816

		235,366
PERSONAL PRODUCTS — 0.12%
Shanghai Jahwa United Co. Ltd. Class A	2,800	11,203

		11,203
PHARMACEUTICALS — 4.79%
Beijing Tongrentang Co. Ltd. Class A	4,200	19,471
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	3,500	13,895
Dong-E-E-Jiao Co. Ltd. Class A	2,100	17,369
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	9,100	6,048
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class Aa	2,800	10,223
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	4,200	13,914
Guizhou Yibai Pharmaceutical Co. Ltd. Class A	2,100	5,183
Hainan Haiyao Co. Ltd. Class Aa	3,500	7,330
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	6,300	7,937
Harbin Pharmaceutical Group Co. Ltd. Class A	9,800	13,403
Hengkang Medical Group Co. Ltd. Class Aa	2,200	4,276

Security	Shares	Value
Humanwell Healthcare Group Co. Ltd. Class A	4,200	$12,704
Jiangsu Hengrui Medicine Co. Ltd. Class A	8,400	57,242
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	2,100	8,374
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	4,200	6,451
Kangmei Pharmaceutical Co. Ltd. Class A	14,000	35,110
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	5,600	19,660
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	2,800	7,622
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	4,200	18,733
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,500	8,488
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	4,900	12,375
Tasly Pharmaceutical Group Co. Ltd. Class A	4,200	25,631
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	5,600	19,527
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class Aa	600	1,717
Yifan Pharmaceutical Co. Ltd. Class A	3,500	7,537
Yunnan Baiyao Group Co. Ltd. Class A	3,500	35,787
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	2,100	14,912
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	4,200	15,613
Zhejiang NHU Co. Ltd. Class A	3,500	11,290

		437,822
PROFESSIONAL SERVICES — 0.21%
Beijing Orient Landscape & Ecology Co. Ltd. Class A	8,750	19,553

		19,553
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.79%
Beijing Capital Development Co. Ltd. Class A	9,800	17,079
Beijing Urban Construction Investment & Development Co. Ltd. Class A	7,700	15,080
China Fortune Land Development Co. Ltd. Class A	7,700	31,570

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

October 31, 2016

Security	Shares	Value
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	21,700	$54,067
China Vanke Co. Ltd. Class A	28,000	103,054
Chongqing Dima Industry Co. Ltd. Class A	11,900	12,531
COFCO Property Group Co. Ltd. Class A	7,700	10,463
Financial Street Holdings Co. Ltd. Class A	9,800	16,298
Future Land Holdings Co. Ltd. Class A	8,400	13,771
Gemdale Corp. Class A	14,000	24,792
Jinke Properties Group Co. Ltd. Class A	21,000	15,353
Oceanwide Holdings Co. Ltd. Class A	11,200	16,972
Poly Real Estate Group Co. Ltd. Class A	39,900	53,920
RiseSun Real Estate Development Co. Ltd. Class A	18,900	22,834
Shanghai AJ Group Co. Ltd. Class Aa	7,700	13,761
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	4,200	11,873
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,100	7,388
Shanghai SMI Holding Co. Ltd. Class Aa	11,200	30,023
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	7,000	19,033
Shenzhen World Union Properties Consultancy Inc. Class A	7,700	9,052
Sunshine City Group Co. Ltd. Class A	13,300	11,825
Thaihot Group Co. Ltd. Class A	4,200	11,693
Xinhu Zhongbao Co. Ltd. Class A	38,500	26,668
Youngor Group Co. Ltd. Class A	8,400	17,691
Zhejiang China Commodities City Group Co. Ltd. Class A	21,700	24,357
Zhonghong Holding Co. Ltd. Class A	28,000	11,290
Zhongtian Urban Development Group Co. Ltd. Class A	18,200	17,848

		620,286
ROAD & RAIL — 0.75%
Daqin Railway Co. Ltd. Class A	48,300	48,366
Guangshen Railway Co. Ltd. Class A	20,300	13,252
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	6,300	6,755

		68,373
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.48%
Sanan Optoelectronics Co. Ltd. Class A	15,680	28,183

Security	Shares	Value
Xi’an LONGi Silicon Materials Corp. Class A	7,700	$15,785

		43,968
SOFTWARE — 2.05%
Aisino Corp. Class A	7,700	25,065
Beijing Shiji Information Technology Co. Ltd. Class A	2,800	10,301
China National Software & Service Co. Ltd. Class A	2,100	8,473
Fujian Newland Computer Co. Ltd. Class A	4,200	11,649
Glodon Co. Ltd. Class A	4,900	11,405
Hundsun Technologies Inc. Class A	2,100	18,309
Iflytek Co. Ltd. Class A	4,900	21,696
Kingnet Network Co. Ltd. Class Aa	1,400	7,626
Neusoft Corp. Class A	4,200	11,166
Shanghai 2345 Network Holding Group Co. Ltd. Class A	6,300	11,100
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	2,800	12,721
Sinodata Co. Ltd. Class A	1,400	10,448
Yonyou Network Technology Co. Ltd. Class A	4,900	16,471
Youzu Interactive Co. Ltd. Class A	2,800	11,137

		187,567
SPECIALTY RETAIL — 0.84%
Global Top E-Commerce Co. Ltd. Class A	4,200	12,499
Pang Da Automobile Trade Co. Ltd. Class Aa	18,900	7,704
Shanghai Yuyuan Tourist Mart Co. Ltd. Class A	4,200	6,873
Suning Commerce Group Co. Ltd. Class A	30,100	49,791

		76,867
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.93%
BOE Technology Group Co. Ltd. Class A	107,800	39,326
Dawning Information Industry Co. Ltd. Class A	2,100	10,046
GRG Banking Equipment Co. Ltd. Class A	2,400	5,345
Inspur Electronic Information Industry Co. Ltd. Class A	2,800	9,669
Tsinghua Tongfang Co. Ltd. Class A	9,800	20,263

		84,649

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI China A ETF

October 31, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.13%
Gansu Gangtai Holding Group Co. Ltd. Class A	4,900	$11,883

		11,883
TRADING COMPANIES & DISTRIBUTORS — 0.50%
CCS Supply Chain Management Co. Ltd. Class A	2,100	4,835
CMST Development Co. Ltd. Class A	7,700	9,496
Minmetals Development Co. Ltd. Class Aa	3,500	8,664
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	2,100	6,237
Sinochem International Corp. Class A	7,000	10,338
Xiamen C & D Inc. Class A	4,000	6,552

		46,122
TRANSPORTATION INFRASTRUCTURE — 1.06%
Dalian Port PDA Co. Ltd. Class A	24,150	8,667
Ningbo Port Co. Ltd. Class A	31,500	23,773
Rizhao Port Co. Ltd. Class Aa	7,700	4,583
Shanghai International Airport Co. Ltd. Class A	4,200	16,817
Shanghai International Port Group Co. Ltd. Class A	24,500	18,744
TangShan Port Group Co. Ltd. Class A	16,100	9,512
Tianjin Port Co. Ltd. Class A	4,200	6,321
Yingkou Port Liability Co. Ltd. Class A	16,800	8,709

		97,126

Security	Shares	Value
WATER UTILITIES — 0.29%
Beijing Capital Co. Ltd. Class A	14,700	$9,206
Chengdu Xingrong Environment Co. Ltd. Class A	9,800	8,684
Guangdong Golden Dragon Development Inc. Class A	2,800	8,337

		26,227
WIRELESS TELECOMMUNICATION SERVICES — 0.54%
China United Network Communications Ltd. Class A	65,100	49,324

		49,324

TOTAL COMMON STOCKS (Cost: $8,527,485)		9,112,509

TOTAL INVESTMENTS IN SECURITIES — 99.72% (Cost: $8,527,485)[b]		9,112,509
Other Assets, Less Liabilities — 0.28%		25,687

NET ASSETS — 100.00%		$9,138,196

[a]	Non-income earning security.
[b]	The cost of investments for federal income tax purposes was $8,527,485. Net unrealized appreciation was $585,024, of which $677,652 represented gross unrealized appreciation on securities and $92,628 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$8,892,998	$219,511	$—	$9,112,509

Total	$8,892,998	$219,511	$—	$9,112,509

The iShares MSCI China A ETF had transfers from Level 2 to Level 1 during the period ended October 31, 2016 in the amount of $281,049, resulting from the resumption of trading after a temporary suspension.

328

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.67%

AUSTRALIA — 7.29%
AGL Energy Ltd.	3,218,402	$46,972,637
Alumina Ltd.	11,929,264	14,342,564
Amcor Ltd./Australia	5,541,486	61,986,859
AMP Ltd.	14,152,866	49,217,171
APA Group	5,316,667	32,203,908
Aristocrat Leisure Ltd.	2,598,352	30,330,488
ASX Ltd.	923,716	33,127,751
Aurizon Holdings Ltd.	9,855,187	36,596,600
AusNet Services	8,422,482	9,613,630
Australia & New Zealand Banking Group Ltd.	13,995,166	296,591,913
Bank of Queensland Ltd.	1,805,343	14,369,692
Bendigo & Adelaide Bank Ltd.	2,181,983	18,480,026
BHP Billiton Ltd.	15,401,025	270,366,745
Boral Ltd.	3,588,165	17,201,606
Brambles Ltd.	7,561,471	66,342,472
Caltex Australia Ltd.	1,283,637	30,016,555
Challenger Ltd./Australia	2,681,564	21,956,165
CIMIC Group Ltd.	485,212	10,925,279
Coca-Cola Amatil Ltd.	2,685,884	19,498,072
Cochlear Ltd.	279,744	27,238,994
Commonwealth Bank of Australia	8,232,638	459,760,820
Computershare Ltd.	2,241,863	17,997,724
Crown Resorts Ltd.	1,717,692	14,234,074
CSL Ltd.	2,192,142	167,661,755
Dexus Property Group	4,634,098	31,525,268
Domino’s Pizza Enterprises Ltd.	302,296	14,779,563
DUET Group	11,440,917	20,720,195
Flight Centre Travel Group Ltd.[a]	264,173	6,808,629
Fortescue Metals Group Ltd.	7,473,938	31,280,107
Goodman Group	8,532,862	44,088,015
GPT Group (The)	8,638,616	30,632,761
Harvey Norman Holdings Ltd.	2,637,035	10,133,590
Healthscope Ltd.	8,162,786	13,727,351
Incitec Pivot Ltd.	8,048,760	18,067,874
Insurance Australia Group Ltd.	11,601,285	48,642,260
James Hardie Industries PLC	2,124,551	31,735,366
LendLease Group	2,653,462	27,298,930
Macquarie Group Ltd.	1,467,118	89,088,981
Medibank Pvt Ltd.	13,163,911	25,844,057

Security	Shares	Value
Mirvac Group	17,654,398	$28,077,294
National Australia Bank Ltd.	12,695,052	270,488,352
Newcrest Mining Ltd.	3,672,683	63,049,057
Oil Search Ltd.	6,594,276	33,419,304
Orica Ltd.	1,782,441	22,094,913
Origin Energy Ltd.	8,328,108	33,904,409
Platinum Asset Management Ltd.	1,128,082	4,283,485
Qantas Airways Ltd.	2,479,630	5,773,835
QBE Insurance Group Ltd.	6,565,724	49,911,907
Ramsay Health Care Ltd.	681,449	38,040,720
REA Group Ltd.	259,995	10,117,699
Rio Tinto Ltd.	2,037,542	84,004,320
Santos Ltd.	7,613,411	20,682,524
Scentre Group	25,615,061	82,060,384
Seek Ltd.	1,559,776	17,376,382
Sonic Healthcare Ltd.	1,869,560	29,149,923
South32 Ltd.	25,411,871	49,696,502
Stockland	11,502,610	38,687,861
Suncorp Group Ltd.	6,144,965	55,971,844
Sydney Airport	5,158,024	24,570,486
Tabcorp Holdings Ltd.	3,890,891	14,330,142
Tatts Group Ltd.	6,861,140	21,197,194
Telstra Corp. Ltd.	20,623,938	78,155,040
TPG Telecom Ltd.	1,583,964	9,112,198
Transurban Group	9,718,112	76,834,010
Treasury Wine Estates Ltd.	3,532,384	28,868,768
Vicinity Centres	16,224,190	35,432,433
Vocus Communications Ltd.	2,424,658	10,535,197
Wesfarmers Ltd.	5,393,548	168,314,050
Westfield Corp.	9,511,201	64,414,171
Westpac Banking Corp.	16,008,878	371,184,131
Woodside Petroleum Ltd.	3,627,389	78,308,611
Woolworths Ltd.	6,122,629	110,185,676

		4,239,639,269
AUSTRIA — 0.20%
Andritz AG	358,686	18,735,585
Erste Group Bank AG	1,425,953	44,721,154
IMMOEAST AG Escrow[b]	1,571,072	17
IMMOFINANZ AG Escrow[b]	1,157,632	13
OMV AG	707,207	22,074,975
Raiffeisen Bank International AGb	555,700	9,094,737
Voestalpine AG	575,792	20,343,041

		114,969,522

329

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
BELGIUM — 1.28%
Ageas	952,541	$34,744,949
Anheuser-Busch InBev SA/NV	3,840,748	440,179,473
Colruyt SA	337,126	18,095,390
Groupe Bruxelles Lambert SA	382,246	32,834,266
KBC Group NVb	1,194,704	72,697,836
Proximus SADP	708,928	20,267,475
Solvay SA	357,838	41,011,007
Telenet Group Holding NVb	256,104	13,690,349
UCB SA	605,109	40,920,254
Umicore SA	467,221	28,368,976

		742,809,975
DENMARK — 1.68%
AP Moller – Maersk A/S Class A	17,278	25,244,265
AP Moller – Maersk A/S Class B	30,830	47,247,998
Carlsberg A/S Class B	517,759	46,617,117
Chr Hansen Holding A/S	483,284	28,899,545
Coloplast A/S Class B	588,952	41,033,061
Danske Bank A/S	3,355,282	103,434,937
DSV A/S	875,302	42,358,211
Genmab A/Sb	269,082	44,330,537
ISS A/S	793,716	31,158,454
Novo Nordisk A/S Class B	9,138,798	326,436,144
Novozymes A/S Class B	1,131,004	41,949,221
Pandora A/S	552,692	71,833,712
TDC A/Sb	3,869,324	21,319,014
Tryg A/S	590,619	11,523,169
Vestas Wind Systems A/S	1,047,687	83,908,827
William Demant Holding A/Sb	631,473	11,743,314

		979,037,526
FINLAND — 0.95%
Elisa OYJ	695,613	23,409,708
Fortum OYJ	2,127,549	35,426,421
Kone OYJ Class B	1,614,285	74,198,480
Metso OYJ	550,487	14,422,313
Neste OYJ[a]	613,853	26,465,388
Nokia OYJ	27,879,790	124,325,547
Nokian Renkaat OYJ	563,470	18,882,356
Orion OYJ Class B	483,070	20,540,915
Sampo OYJ Class A	2,143,904	98,165,695
Stora Enso OYJ Class R	2,607,590	24,625,470
UPM-Kymmene OYJ	2,542,563	59,087,759

Security	Shares	Value
Wartsila OYJ Abp	711,346	$30,723,243

		550,273,295
FRANCE — 9.83%
Accor SA	857,717	32,517,843
Aeroports de Paris	139,337	14,053,724
Air Liquide SA	1,861,320	189,102,385
Airbus Group SE	2,806,498	166,591,613
Alstom SAb	751,021	20,145,404
ArcelorMittal[b]	8,831,731	59,424,106
Arkema SA	324,510	30,727,783
Atos SE	428,132	44,406,912
AXA SA	9,307,866	209,524,477
BNP Paribas SA	5,078,297	294,151,347
Bollore SA	4,027,132	13,243,631
Bouygues SA	991,210	32,276,406
Bureau Veritas SA	1,236,361	23,324,702
Capgemini SA	778,798	64,438,683
Carrefour SA	2,644,539	69,270,281
Casino Guichard Perrachon SAa	280,066	13,916,693
Christian Dior SE	263,082	50,684,645
Cie. de Saint-Gobain	2,365,621	104,881,754
Cie. Generale des Etablissements Michelin Class B	877,633	94,888,136
CNP Assurances	824,705	14,270,302
Credit Agricole SA	5,059,562	54,531,159
Danone SA	2,827,058	195,486,306
Dassault Systemes	617,812	48,856,507
Edenred	983,801	22,760,540
Eiffage SA	285,732	21,123,524
Electricite de France SA	1,198,181	13,410,288
Engie SA	7,011,049	100,949,231
Essilor International SA	992,380	111,395,564
Eurazeo SA	205,020	11,783,275
Eutelsat Communications SA	827,310	17,321,742
Fonciere des Regions	155,315	13,557,514
Gecina SA	181,493	26,420,917
Groupe Eurotunnel SE Registered	2,230,237	20,856,474
Hermes International	125,547	50,797,264
ICADE	178,390	12,804,691
Iliad SA	128,111	26,837,190
Imerys SA	163,685	11,368,783
Ingenico Group SA	268,698	21,236,827

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
JCDecaux SA	354,694	$10,830,461
Kering	364,760	80,789,701
Klepierre	1,076,153	43,960,749
L’Oreal SA	1,216,705	217,468,337
Lagardere SCA	586,146	14,906,776
Legrand SA	1,274,065	71,912,504
LVMH Moet Hennessy Louis Vuitton SE	1,338,851	242,969,281
Natixis SA	4,490,239	22,666,738
Orange SA	9,514,840	149,672,953
Pernod Ricard SA	1,017,599	120,863,599
Peugeot SAb	2,319,392	34,692,663
Publicis Groupe SA	904,550	61,973,002
Remy Cointreau SA	113,252	9,174,455
Renault SA	926,591	80,354,351
Rexel SA	1,428,285	19,782,449
Safran SA	1,498,697	102,893,084
Sanofi	5,547,473	431,517,825
Schneider Electric SE	2,677,742	179,466,793
SCOR SE	776,805	25,111,735
SES SA	1,741,814	40,001,451
SFR Group SA	527,817	14,198,677
Societe BIC SA	139,297	19,285,684
Societe Generale SA	3,676,284	143,304,802
Sodexo SA	457,303	53,037,086
STMicroelectronics NV	2,925,242	27,856,180
Suez	1,541,036	24,367,925
Technip SA	522,841	34,629,027
Thales SA	512,627	48,197,756
Total SA	10,677,582	511,732,506
Unibail-Rodamco SE	480,709	114,348,882
Valeo SA	1,142,560	65,754,920
Veolia Environnement SA	2,148,775	46,827,100
Vinci SA	2,420,373	175,059,042
Vivendi SA	5,579,314	112,657,567
Wendel SA	151,301	17,381,731
Zodiac Aerospace	969,103	23,551,879

		5,716,538,294
GERMANY — 8.53%
adidas AG	901,418	147,627,328
Allianz SE Registered	2,191,929	341,196,654
Axel Springer SE	211,423	10,571,822

Security	Shares	Value
BASF SE	4,406,096	$387,846,108
Bayer AG Registered	3,961,399	392,083,149
Bayerische Motoren Werke AG	1,594,319	138,714,397
Beiersdorf AG	488,325	42,931,223
Brenntag AG	743,360	39,680,167
Commerzbank AG	5,066,356	34,360,997
Continental AG	530,967	101,596,166
Covestro AGc	336,036	19,832,652
Daimler AG Registered	4,624,632	329,062,752
Deutsche Bank AG Registered[b]	6,602,328	95,208,974
Deutsche Boerse AGb	924,717	71,849,291
Deutsche Lufthansa AG Registered	1,107,417	14,136,458
Deutsche Post AG Registered	4,623,052	143,063,746
Deutsche Telekom AG Registered	15,436,881	251,205,819
Deutsche Wohnen AG Bearer	1,613,578	52,568,878
E.ON SE	9,582,367	70,083,983
Evonik Industries AG	773,156	24,120,814
Fraport AG Frankfurt Airport Services Worldwide	191,208	11,333,195
Fresenius Medical Care AG & Co. KGaA	1,044,738	84,988,421
Fresenius SE & Co. KGaA	1,955,324	144,124,022
GEA Group AG	883,710	34,123,275
Hannover Rueck SE	295,208	32,862,302
HeidelbergCement AG	669,595	63,242,325
Henkel AG & Co. KGaA	515,086	56,633,137
HOCHTIEF AG	97,980	13,355,900
HUGO BOSS AG	318,185	19,954,534
Infineon Technologies AG	5,302,039	95,056,847
Innogy SEb,c	665,208	26,378,855
K+S AG Registered[a]	914,849	18,482,669
Lanxess AG	450,930	28,833,080
Linde AG	892,444	147,038,103
MAN SE	164,331	16,781,815
Merck KGaA	617,998	63,449,932
METRO AG	840,935	25,156,829
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	790,975	153,124,045
Osram Licht AG	434,728	24,613,755
ProSiebenSat.1 Media SE Registered	1,042,369	44,860,253
QIAGEN NVb	1,067,439	26,099,683
RTL Group SAb	185,174	14,493,329

331

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
RWE AGb	2,468,033	$39,120,932
SAP SE	4,705,663	413,905,958
Siemens AG Registered	3,666,235	415,758,111
Symrise AG	598,295	40,997,258
Telefonica Deutschland Holding AG	3,512,188	13,594,568
ThyssenKrupp AG	1,811,698	41,884,402
United Internet AG Registered[d]	613,591	25,149,212
Volkswagen AG	161,062	24,011,646
Vonovia SE	2,230,527	78,451,177
Zalando SEb,c	415,458	18,212,454

		4,963,813,402
HONG KONG — 3.39%
AIA Group Ltd.	57,912,400	365,553,425
ASM Pacific Technology Ltd.	1,129,900	10,905,822
Bank of East Asia Ltd. (The)[a]	5,475,040	22,062,967
BOC Hong Kong Holdings Ltd.	17,053,500	60,914,389
Cathay Pacific Airways Ltd.[a]	5,563,000	7,331,394
Cheung Kong Infrastructure Holdings Ltd.	3,354,792	27,492,090
Cheung Kong Property Holdings Ltd.	12,850,684	95,201,299
CK Hutchison Holdings Ltd.	12,902,184	159,637,460
CLP Holdings Ltd.	8,317,000	84,619,470
First Pacific Co. Ltd./Hong Kong	10,466,250	7,935,879
Galaxy Entertainment Group Ltd.	11,746,000	48,242,081
Hang Lung Properties Ltd.	10,751,000	23,734,453
Hang Seng Bank Ltd.	3,561,400	64,340,657
Henderson Land Development Co. Ltd.	5,488,996	32,524,081
HK Electric Investments & HK Electric Investments Ltd.[c]	12,554,000	12,432,828
HKT Trust & HKT Ltd.	12,920,440	17,760,742
Hong Kong & China Gas Co. Ltd.	36,555,036	71,650,199
Hong Kong Exchanges & Clearing Ltd.	5,537,400	146,667,177
Hongkong Land Holdings Ltd.	5,034,000	33,727,800
Hysan Development Co. Ltd.	3,194,797	14,748,671
Kerry Properties Ltd.	2,975,500	9,419,721
Li & Fung Ltd.[a]	28,206,400	13,894,330
Link REIT	10,807,258	77,066,786
Melco Crown Entertainment Ltd. ADR[a]	889,648	14,892,708
MGM China Holdings Ltd.	4,471,200	7,403,136

Security	Shares	Value
MTR Corp. Ltd.	7,210,000	$39,932,365
New World Development Co. Ltd.	25,130,132	31,336,309
NWS Holdings Ltd.	6,956,000	12,324,602
PCCW Ltd.	19,404,000	11,560,053
Power Assets Holdings Ltd.	6,657,000	62,622,507
Sands China Ltd.	11,542,400	50,233,854
Shangri-La Asia Ltd.	6,730,666	7,403,442
Sino Land Co. Ltd.	13,424,000	22,849,804
SJM Holdings Ltd.	9,151,000	6,336,792
Sun Hung Kai Properties Ltd.	6,712,000	100,227,548
Swire Pacific Ltd. Class A	2,926,500	30,435,434
Swire Properties Ltd.	5,501,855	15,821,243
Techtronic Industries Co. Ltd.	6,460,033	24,324,515
WH Group Ltd.[c]	27,325,500	22,163,858
Wharf Holdings Ltd. (The)	6,674,912	50,181,160
Wheelock & Co. Ltd.	5,014,000	30,970,373
Wynn Macau Ltd.[a]	7,147,600	10,968,161
Yue Yuen Industrial Holdings Ltd.	3,356,000	12,788,100

		1,972,639,685
IRELAND — 0.45%
Bank of Ireland[b]	129,920,791	27,771,747
CRH PLC	3,936,189	128,000,077
Irish Bank Resolution Corp. Ltd.[b]	3,570,811	39
Kerry Group PLC Class A	774,956	56,186,396
Paddy Power Betfair PLC	390,722	40,389,595
Ryanair Holdings PLC[b]	173,066	2,390,409
Ryanair Holdings PLC ADR[b]	110,596	8,304,654

		263,042,917
ISRAEL — 0.67%
Azrieli Group Ltd.	204,150	8,685,424
Bank Hapoalim BM	5,060,315	29,170,561
Bank Leumi le-Israel BMb	6,822,952	25,723,526
Bezeq The Israeli Telecommunication Corp. Ltd.	9,864,851	17,902,469
Check Point Software Technologies Ltd.[b]	619,526	52,387,119
Israel Chemicals Ltd.	2,466,340	8,771,892
Mizrahi Tefahot Bank Ltd.	660,244	8,595,360

332

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Mobileye NVb	840,452	$31,248,005
Nice Ltd.	294,083	19,502,419
Taro Pharmaceutical Industries Ltd.[b]	74,438	7,556,201
Teva Pharmaceutical Industries Ltd.	4,376,186	183,105,447

		392,648,423
ITALY — 1.90%
Assicurazioni Generali SpA	5,611,962	72,407,095
Atlantia SpA	1,963,683	48,024,283
CNH Industrial NV	4,880,508	37,878,103
Enel SpA	36,531,902	156,981,432
Eni SpA	12,159,031	176,072,577
EXOR SpA	531,702	22,562,198
Ferrari NV	607,898	31,972,817
Fiat Chrysler Automobiles NVa	4,327,627	31,642,121
Intesa Sanpaolo SpA	59,908,959	138,568,388
Leonardo-Finmeccanica SpA[b]	1,810,343	22,027,935
Luxottica Group SpA	807,923	40,164,022
Mediobanca SpA	2,767,640	20,251,202
Poste Italiane SpA[c]	2,472,242	16,436,590
Prysmian SpA	964,955	23,979,964
Saipem SpA[b]	28,957,101	11,903,544
Snam SpA	11,715,060	61,667,538
Telecom Italia SpA/Milano[b]	48,488,976	42,017,947
Tenaris SA	2,259,485	31,901,805
Terna Rete Elettrica Nazionale SpA	7,483,093	36,601,648
UniCredit SpA	25,193,495	62,414,687
Unione di Banche Italiane SpA[a]	4,303,947	11,851,586
UnipolSai SpA	5,315,132	10,138,022

		1,107,465,504
JAPAN — 24.53%
ABC-Mart Inc.	167,800	10,203,569
Acom Co. Ltd.[b]	1,954,770	9,003,271
Aeon Co. Ltd.	3,172,800	43,869,995
AEON Financial Service Co. Ltd.	503,490	8,868,630
Aeon Mall Co. Ltd.	515,010	7,645,388
Air Water Inc.	490,600	9,183,139
Aisin Seiki Co. Ltd.	912,700	40,082,890
Ajinomoto Co. Inc.	2,733,200	60,771,012
Alfresa Holdings Corp.	865,700	18,305,043
Alps Electric Co. Ltd.	1,006,800	24,143,655

Security	Shares	Value
Amada Holdings Co. Ltd.	1,616,200	$18,425,157
ANA Holdings Inc.	5,034,000	14,141,284
Aozora Bank Ltd.	5,034,000	16,622,715
Asahi Glass Co. Ltd.	5,034,000	35,209,497
Asahi Group Holdings Ltd.	1,845,800	65,885,672
Asahi Kasei Corp.	5,951,000	53,674,243
ASICS Corp.	791,000	16,876,072
Astellas Pharma Inc.	9,963,450	147,861,258
Bandai Namco Holdings Inc.	1,006,800	30,179,569
Bank of Kyoto Ltd. (The)	1,680,000	12,326,022
Benesse Holdings Inc.	335,600	8,791,995
Bridgestone Corp.	3,072,500	114,467,693
Brother Industries Ltd.	1,165,400	21,403,835
Calbee Inc.	335,600	12,167,636
Canon Inc.	5,034,000	144,526,602
Casio Computer Co. Ltd.	967,800	13,501,402
Central Japan Railway Co.	682,000	115,943,569
Chiba Bank Ltd. (The)	3,356,000	20,758,434
Chubu Electric Power Co. Inc.	3,157,400	46,406,283
Chugai Pharmaceutical Co. Ltd.	1,084,300	36,939,563
Chugoku Bank Ltd. (The)	833,400	11,182,319
Chugoku Electric Power Co. Inc. (The)	1,395,100	16,302,829
Concordia Financial Group Ltd.	5,554,800	25,753,424
Credit Saison Co. Ltd.	667,400	11,533,505
CYBERDYNE Inc.[a,b]	338,200	5,075,333
Dai Nippon Printing Co. Ltd.	2,973,000	29,819,118
Dai-ichi Life Holdings Inc.	5,161,452	75,689,180
Daicel Corp.	1,254,200	16,518,179
Daiichi Sankyo Co. Ltd.	2,890,195	69,473,593
Daikin Industries Ltd.	1,117,300	107,174,040
Daito Trust Construction Co. Ltd.	335,600	56,127,611
Daiwa House Industry Co. Ltd.	2,752,100	75,582,249
Daiwa House REIT Investment Corp.	6,712	18,107,741
Daiwa Securities Group Inc.	7,989,000	47,720,372
Denso Corp.	2,327,400	101,104,639
Dentsu Inc.	1,006,800	50,203,473
Don Quijote Holdings Co. Ltd.	537,300	20,426,450
East Japan Railway Co.	1,596,400	140,627,823
Eisai Co. Ltd.	1,203,300	76,696,992
Electric Power Development Co. Ltd.	671,200	15,629,504

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
FamilyMart UNY Holdings Co. Ltd.	335,600	$21,013,922
FANUC Corp.	932,100	174,560,860
Fast Retailing Co. Ltd.	252,900	85,338,859
Fuji Electric Co. Ltd.	2,751,000	13,743,874
Fuji Heavy Industries Ltd.	2,852,600	111,134,267
FUJIFILM Holdings Corp.	2,161,400	81,758,243
Fujitsu Ltd.	8,947,000	53,051,108
Fukuoka Financial Group Inc.	3,918,000	16,964,267
GungHo Online Entertainment Inc.[a]	2,106,400	5,331,897
Hachijuni Bank Ltd. (The)	1,663,400	9,070,069
Hakuhodo DY Holdings Inc.	1,165,420	14,006,999
Hamamatsu Photonics KK	671,200	20,311,329
Hankyu Hanshin Holdings Inc.	1,155,200	38,255,660
Hikari Tsushin Inc.	123,100	11,292,611
Hino Motors Ltd.	1,272,100	13,860,727
Hirose Electric Co. Ltd.	168,070	22,199,282
Hiroshima Bank Ltd. (The)	1,788,000	7,656,659
Hisamitsu Pharmaceutical Co. Inc.	335,400	17,905,448
Hitachi Chemical Co. Ltd.	503,400	11,784,403
Hitachi Construction Machinery Co. Ltd.	503,400	10,524,526
Hitachi High-Technologies Corp.	335,400	13,995,613
Hitachi Ltd.	23,274,000	123,850,414
Hitachi Metals Ltd.	942,000	11,760,993
Hokuriku Electric Power Co.	833,400	9,461,352
Honda Motor Co. Ltd.	7,739,000	231,540,334
Hoshizaki Corp.	210,200	18,962,706
Hoya Corp.	1,995,400	83,264,300
Hulic Co. Ltd.	1,497,400	14,263,667
Idemitsu Kosan Co. Ltd.	501,400	11,551,500
IHI Corp.[b]	6,712,000	17,692,573
Iida Group Holdings Co. Ltd.	744,880	14,382,276
INPEX Corp.	4,535,843	42,542,008
Isetan Mitsukoshi Holdings Ltd.	1,616,200	16,333,486
Isuzu Motors Ltd.	2,825,400	34,939,404
ITOCHU Corp.	7,384,600	93,357,198
Iyo Bank Ltd. (The)	1,165,400	7,164,185
J Front Retailing Co. Ltd.	1,165,400	16,047,331
Japan Airlines Co. Ltd.	594,100	17,503,294
Japan Airport Terminal Co. Ltd.[a]	179,300	6,884,670

Security	Shares	Value
Japan Exchange Group Inc.	2,572,500	$38,262,526
Japan Post Bank Co. Ltd.	1,916,200	22,574,636
Japan Post Holdings Co. Ltd.	2,161,400	27,520,133
Japan Prime Realty Investment Corp.	3,357	14,455,369
Japan Real Estate Investment Corp.	6,674	38,550,868
Japan Retail Fund Investment Corp.	11,746	26,591,554
Japan Tobacco Inc.	5,228,200	198,709,909
JFE Holdings Inc.	2,517,375	36,089,122
JGC Corp.	1,127,600	19,947,741
JSR Corp.	1,000,700	15,217,382
JTEKT Corp.	999,400	14,788,666
JX Holdings Inc.	10,042,600	39,746,085
Kajima Corp.	4,206,000	28,377,542
Kakaku.com Inc.	671,200	11,273,426
Kamigumi Co. Ltd.	1,151,000	9,824,875
Kaneka Corp.	1,176,000	9,736,118
Kansai Electric Power Co. Inc. (The)[b]	3,393,900	32,442,047
Kansai Paint Co. Ltd.	1,084,400	23,321,540
Kao Corp.	2,405,500	123,725,817
Kawasaki Heavy Industries Ltd.	6,712,000	19,608,736
KDDI Corp.	8,801,400	267,346,137
Keihan Holdings Co. Ltd.	1,973,000	13,311,672
Keikyu Corp.	2,564,000	25,838,854
Keio Corp.	2,751,000	22,775,563
Keisei Electric Railway Co. Ltd.	717,700	17,326,972
Keyence Corp.	216,723	158,925,388
Kikkoman Corp.	658,000	20,945,044
Kintetsu Group Holdings Co. Ltd.	8,390,000	33,852,215
Kirin Holdings Co. Ltd.	3,885,600	66,833,725
Kobe Steel Ltd.[b]	1,500,600	12,394,926
Koito Manufacturing Co. Ltd.	503,400	26,251,435
Komatsu Ltd.	4,448,700	99,189,267
Konami Holdings Corp.	481,500	18,992,411
Konica Minolta Inc.	2,163,200	19,370,711
Kose Corp.	167,800	15,313,337
Kubota Corp.	4,949,600	79,812,506
Kuraray Co. Ltd.	1,782,400	27,036,643
Kurita Water Industries Ltd.	501,400	11,866,411
Kyocera Corp.	1,510,200	73,436,951

334

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Kyowa Hakko Kirin Co. Ltd.	1,497,400	$22,870,315
Kyushu Electric Power Co. Inc.	2,035,100	18,456,015
Kyushu Financial Group Inc.	1,568,400	10,432,617
Lawson Inc.	335,400	25,469,782
LIXIL Group Corp.	1,287,780	29,570,473
M3 Inc.	960,200	29,239,568
Mabuchi Motor Co. Ltd.	260,400	15,140,543
Makita Corp.	583,200	40,346,995
Marubeni Corp.	7,975,000	41,944,926
Marui Group Co. Ltd.	1,102,300	15,472,165
Maruichi Steel Tube Ltd.	167,800	5,405,177
Mazda Motor Corp.	2,737,200	44,997,031
McDonald’s Holdings Co. Japan Ltd.[a]	335,400	9,638,940
Mebuki Financial Group Inc.	4,036,590	14,366,319
Medipal Holdings Corp.	667,400	11,400,133
MEIJI Holdings Co. Ltd.	568,904	56,736,108
Minebea Co. Ltd.	1,663,400	17,000,443
Miraca Holdings Inc.	275,100	13,298,834
Mitsubishi Chemical Holdings Corp.	6,482,600	42,627,174
Mitsubishi Corp.	7,270,500	158,507,070
Mitsubishi Electric Corp.	9,253,000	125,254,722
Mitsubishi Estate Co. Ltd.	5,895,000	116,766,832
Mitsubishi Gas Chemical Co. Inc.	841,000	12,948,927
Mitsubishi Heavy Industries Ltd.	15,102,000	64,584,277
Mitsubishi Logistics Corp.	477,000	6,463,796
Mitsubishi Materials Corp.	568,700	16,316,606
Mitsubishi Motors Corp.	3,565,500	19,848,860
Mitsubishi Tanabe Pharma Corp.	1,075,100	20,932,146
Mitsubishi UFJ Financial Group Inc.	61,278,480	317,573,966
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,114,200	10,240,546
Mitsui & Co. Ltd.	8,078,400	112,083,620
Mitsui Chemicals Inc.	3,823,000	18,844,878
Mitsui Fudosan Co. Ltd.	4,270,000	97,135,034
Mitsui OSK Lines Ltd.	5,034,000	12,598,772
Mixi Inc.	191,600	7,047,000
Mizuho Financial Group Inc.	113,592,860	191,438,317
MS&AD Insurance Group Holdings Inc.	2,353,688	69,926,383

Security	Shares	Value
Murata Manufacturing Co. Ltd.	913,600	$127,539,725
Nabtesco Corp.	520,700	15,558,814
Nagoya Railroad Co. Ltd.	5,014,000	26,433,421
NEC Corp.	12,176,000	32,558,938
Nexon Co. Ltd.	800,500	13,635,581
NGK Insulators Ltd.	1,396,800	25,627,163
NGK Spark Plug Co. Ltd.	839,000	16,574,811
NH Foods Ltd.	772,000	18,468,935
NHK Spring Co. Ltd.	833,400	7,851,416
Nidec Corp.	1,137,100	110,047,171
Nikon Corp.	1,663,400	25,120,767
Nintendo Co. Ltd.	538,400	130,341,114
Nippon Building Fund Inc.	6,712	39,792,320
Nippon Electric Glass Co. Ltd.	1,760,500	9,566,023
Nippon Express Co. Ltd.	4,209,000	20,787,658
Nippon Paint Holdings Co. Ltd.	713,400	24,303,868
Nippon Prologis REIT Inc.	6,712	15,156,850
Nippon Steel & Sumitomo Metal Corp.	3,900,135	77,141,653
Nippon Telegraph & Telephone Corp.	3,323,400	147,376,352
Nippon Yusen KK	7,551,000	15,449,065
Nissan Motor Co. Ltd.	11,793,000	119,910,744
Nisshin Seifun Group Inc.	1,056,197	15,558,766
Nissin Foods Holdings Co. Ltd.	335,400	19,405,548
Nitori Holdings Co. Ltd.	370,500	44,318,266
Nitto Denko Corp.	789,700	55,053,930
NOK Corp.	471,000	10,564,277
Nomura Holdings Inc.	17,445,800	87,407,467
Nomura Real Estate Holdings Inc.	595,100	10,063,213
Nomura Real Estate Master Fund Inc.	18,458	29,860,208
Nomura Research Institute Ltd.	541,970	18,798,883
NSK Ltd.	2,161,400	23,982,418
NTT Data Corp.	595,191	30,698,342
NTT DOCOMO Inc.	6,641,617	166,885,756
NTT Urban Development Corp.	501,400	4,599,606
Obayashi Corp.	3,133,000	30,201,542
Obic Co. Ltd.	335,400	17,426,693
Odakyu Electric Railway Co. Ltd.	1,678,000	34,251,416
Oji Holdings Corp.	4,206,000	17,811,010
Olympus Corp.	1,342,400	47,904,078
Omron Corp.	947,000	36,317,362

335

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Ono Pharmaceutical Co. Ltd.	1,949,600	$49,479,785
Oracle Corp. Japan	167,800	9,133,711
Oriental Land Co. Ltd./Japan	1,006,800	58,797,465
ORIX Corp.	6,311,400	100,029,849
Osaka Gas Co. Ltd.	9,151,000	38,028,660
Otsuka Corp.	220,400	10,486,749
Otsuka Holdings Co. Ltd.	1,845,800	80,745,516
Panasonic Corp.	10,522,268	109,843,726
Park24 Co. Ltd.	503,400	15,544,873
Pola Orbis Holdings Inc.	110,000	9,148,784
Rakuten Inc.	4,502,300	51,948,791
Recruit Holdings Co. Ltd.	1,738,200	69,802,579
Resona Holdings Inc.	10,659,300	47,268,723
Ricoh Co. Ltd.	3,233,300	26,337,772
Rinnai Corp.	168,000	16,146,929
Rohm Co. Ltd.	501,400	26,385,707
Ryohin Keikaku Co. Ltd.	110,900	23,681,743
Sankyo Co. Ltd.	270,500	9,524,195
Santen Pharmaceutical Co. Ltd.	1,778,300	25,959,102
SBI Holdings Inc./Japan	1,086,480	12,923,824
Secom Co. Ltd.	1,006,800	72,651,324
Sega Sammy Holdings Inc.	999,438	14,751,186
Seibu Holdings Inc.	799,300	13,812,902
Seiko Epson Corp.	1,497,400	30,394,007
Sekisui Chemical Co. Ltd.	1,930,500	30,403,745
Sekisui House Ltd.	2,825,400	46,688,938
Seven & I Holdings Co. Ltd.	3,561,480	148,546,099
Seven Bank Ltd.	2,916,900	8,965,682
Sharp Corp./Japan[a,b]	6,712,000	11,560,851
Shikoku Electric Power Co. Inc.[b]	999,400	9,396,272
Shimadzu Corp.	1,065,000	15,495,884
Shimamura Co. Ltd.	119,200	15,256,602
Shimano Inc.	370,600	63,338,973
Shimizu Corp.	2,751,000	24,451,006
Shin-Etsu Chemical Co. Ltd.	1,845,800	140,009,248
Shinsei Bank Ltd.	8,334,000	13,482,229
Shionogi & Co. Ltd.	1,428,100	70,368,766
Shiseido Co. Ltd.	1,733,400	44,669,051
Shizuoka Bank Ltd. (The)	2,914,000	24,596,450

Security	Shares	Value
Showa Shell Sekiyu KK	833,400	$7,780,039
SMC Corp./Japan	268,700	77,962,250
SoftBank Group Corp.	4,575,600	287,463,589
Sohgo Security Services Co. Ltd.	335,600	15,297,369
Sompo Holdings Inc.	1,592,150	51,574,236
Sony Corp.	6,040,800	193,206,726
Sony Financial Holdings Inc.	833,400	11,705,747
Stanley Electric Co. Ltd.	727,000	20,014,379
Start Today Co. Ltd.	671,200	11,778,016
Sumitomo Chemical Co. Ltd.	6,885,000	32,628,158
Sumitomo Corp.	5,833,800	67,145,464
Sumitomo Dainippon Pharma Co. Ltd.	833,400	14,441,846
Sumitomo Electric Industries Ltd.	3,563,200	52,709,658
Sumitomo Heavy Industries Ltd.	2,725,000	14,365,989
Sumitomo Metal Mining Co. Ltd.	2,200,000	28,461,721
Sumitomo Mitsui Financial Group Inc.	6,376,400	221,658,554
Sumitomo Mitsui Trust Holdings Inc.	1,590,560	53,732,578
Sumitomo Realty & Development Co. Ltd.	1,710,000	44,961,032
Sumitomo Rubber Industries Ltd.	833,400	13,942,211
Sundrug Co. Ltd.	167,800	13,205,557
Suntory Beverage & Food Ltd.	667,400	29,183,071
Suruga Bank Ltd.	833,400	20,342,304
Suzuken Co. Ltd./Aichi Japan	354,124	11,373,350
Suzuki Motor Corp.	1,695,600	60,185,450
Sysmex Corp.	726,400	50,392,121
T&D Holdings Inc.	2,740,800	33,149,896
Taiheiyo Cement Corp.	6,674,000	19,116,658
Taisei Corp.	5,034,000	37,748,413
Taisho Pharmaceutical Holdings Co. Ltd.	167,800	16,367,227
Taiyo Nippon Sanso Corp.	686,800	7,221,906
Takashimaya Co. Ltd.	1,680,000	13,700,909
Takeda Pharmaceutical Co. Ltd.	3,356,000	150,099,443
TDK Corp.	590,800	40,816,558
Teijin Ltd.	1,004,200	19,427,498
Terumo Corp.	1,663,400	64,345,254
THK Co. Ltd.	520,000	10,985,393
Tobu Railway Co. Ltd.	5,014,000	24,620,298
Toho Co. Ltd./Tokyo	503,400	15,113,737
Toho Gas Co. Ltd.	1,678,000	15,536,889

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Tohoku Electric Power Co. Inc.	2,161,400	$26,430,023
Tokio Marine Holdings Inc.	3,251,800	128,388,621
Tokyo Electric Power Co. Holdings Inc.[b]	6,809,400	26,437,981
Tokyo Electron Ltd.	833,400	75,246,697
Tokyo Gas Co. Ltd.	9,994,000	45,288,507
Tokyo Tatemono Co. Ltd.	1,028,500	13,075,853
Tokyu Corp.	5,376,000	40,261,807
Tokyu Fudosan Holdings Corp.	2,260,700	12,757,245
TonenGeneral Sekiyu KK	1,680,000	16,562,592
Toppan Printing Co. Ltd.	2,716,000	25,535,595
Toray Industries Inc.	6,909,000	64,352,945
Toshiba Corp.[b]	19,262,000	69,837,008
TOTO Ltd.	714,300	28,548,889
Toyo Seikan Group Holdings Ltd.	755,100	13,940,087
Toyo Suisan Kaisha Ltd.	353,400	14,309,530
Toyoda Gosei Co. Ltd.	275,100	6,285,532
Toyota Industries Corp.	793,100	36,339,882
Toyota Motor Corp.	12,752,864	737,732,885
Toyota Tsusho Corp.	1,067,100	25,213,963
Trend Micro Inc./Japan	503,400	17,724,509
Tsuruha Holdings Inc.	167,800	19,353,247
Unicharm Corp.	1,845,800	43,885,724
United Urban Investment Corp.	13,424	22,597,950
USS Co. Ltd.	1,075,180	18,191,655
West Japan Railway Co.	794,400	48,925,696
Yahoo Japan Corp.	6,975,422	26,750,679
Yakult Honsha Co. Ltd.	392,700	18,311,177
Yamada Denki Co. Ltd.	2,991,550	15,458,073
Yamaguchi Financial Group Inc.	1,370,000	15,096,922
Yamaha Corp.	833,400	29,779,864
Yamaha Motor Co. Ltd.	1,273,400	28,295,085
Yamato Holdings Co. Ltd.	1,616,200	36,834,934
Yamazaki Baking Co. Ltd.	503,400	11,286,201
Yaskawa Electric Corp.	1,165,400	18,598,047
Yokogawa Electric Corp.	1,165,400	16,380,033
Yokohama Rubber Co. Ltd. (The)	642,300	11,148,643

		14,268,039,794
NETHERLANDS — 3.26%
ABN AMRO Group NVc	1,119,002	25,790,324

Security	Shares	Value
Aegon NV	8,747,636	$37,666,227
AerCap Holdings NVb	802,608	32,995,215
Akzo Nobel NV	1,188,796	76,729,978
Altice NV Class Aa,b	1,878,631	34,597,180
Altice NV Class Bb	426,067	7,918,914
ASML Holding NV	1,747,816	184,889,803
Boskalis Westminster	419,135	13,505,707
Gemalto NVa	392,643	21,320,627
Heineken Holding NV	483,268	37,141,372
Heineken NV	1,108,512	91,197,101
ING Groep NV	18,596,391	244,522,517
Koninklijke Ahold Delhaize NV	6,132,214	139,786,800
Koninklijke DSM NV	869,561	55,839,222
Koninklijke KPN NV	16,294,725	53,068,844
Koninklijke Philips NV	4,461,041	134,284,747
Koninklijke Vopak NV	347,434	17,521,339
NN Group NV	1,513,693	45,548,081
NXP Semiconductors NVb	1,406,756	140,675,600
OCI NVa,b	450,105	6,241,576
Randstad Holding NV	567,171	29,168,606
RELX NV	4,815,956	81,168,510
Unilever NV CVA	7,810,177	326,878,786
Wolters Kluwer NV	1,437,696	55,561,981

		1,894,019,057
NEW ZEALAND — 0.19%
Auckland International Airport Ltd.	4,497,562	21,203,699
Contact Energy Ltd.	3,481,810	11,831,716
Fletcher Building Ltd.	3,286,600	24,382,300
Mercury NZ Ltd.	3,311,323	7,225,209
Meridian Energy Ltd.	6,044,630	11,113,527
Ryman Healthcare Ltd.	1,800,749	11,439,715
Spark New Zealand Ltd.	8,736,544	22,875,459

		110,071,625
NORWAY — 0.65%
DNB ASA	4,677,939	67,747,331
Gjensidige Forsikring ASA	966,270	17,342,962
Marine Harvest ASA	1,895,350	34,431,884
Norsk Hydro ASA	6,448,907	28,878,211
Orkla ASA	3,841,211	36,333,798
Schibsted ASA	409,663	9,835,149
Schibsted ASA Class B	374,039	8,431,397
Statoil ASA	5,326,366	87,401,603
Telenor ASA	3,596,227	57,311,606

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Yara International ASA	861,285	$30,478,912

		378,192,853
PORTUGAL — 0.15%
EDP – Energias de Portugal SA	10,999,880	36,306,856
Galp Energia SGPS SA	2,207,328	29,882,971
Jeronimo Martins SGPS SA	1,301,708	22,360,036

		88,549,863
SINGAPORE — 1.37%
Ascendas REIT	11,268,756	19,187,407
CapitaLand Commercial Trust	10,218,900	11,563,164
CapitaLand Ltd.	12,457,000	27,654,379
CapitaLand Mall Trust	12,422,500	18,474,441
City Developments Ltd.[a]	1,995,400	12,171,094
ComfortDelGro Corp. Ltd.	10,384,900	18,950,820
DBS Group Holdings Ltd.	8,440,200	90,956,965
Genting Singapore PLC	28,851,400	15,442,412
Global Logistic Properties Ltd.[a]	12,909,800	16,463,032
Golden Agri-Resources Ltd.	33,226,194	9,190,376
Hutchison Port Holdings Trust	24,612,300	10,952,473
Jardine Cycle & Carriage Ltd.	535,454	16,241,733
Jardine Matheson Holdings Ltd.	1,175,600	71,605,796
Keppel Corp. Ltd.[a]	7,145,000	27,103,671
Noble Group Ltd.[a,b]	42,090,254	5,019,744
Oversea-Chinese Banking Corp. Ltd.	14,809,098	90,222,826
SembCorp Industries Ltd.	4,869,600	8,851,274
Sembcorp Marine Ltd.[a]	4,063,000	3,780,146
Singapore Airlines Ltd.	2,659,400	19,354,639
Singapore Exchange Ltd.	3,885,600	19,792,301
Singapore Press Holdings Ltd.[a]	6,794,750	18,159,688
Singapore Technologies Engineering Ltd.	7,473,400	16,805,620
Singapore Telecommunications Ltd.	38,531,285	107,408,137
StarHub Ltd.	2,922,600	7,097,053
Suntec REIT[a]	11,664,700	14,079,098
United Overseas Bank Ltd.	6,133,000	82,748,574
UOL Group Ltd.	2,327,400	9,480,823
Wilmar International Ltd.	9,241,100	21,975,746
Yangzijiang Shipbuilding Holdings Ltd.[a]	9,082,900	4,861,528

		795,594,960
SPAIN — 3.18%
Abertis Infraestructuras SA	3,113,831	46,166,000

Security	Shares	Value
ACS Actividades de Construccion y Servicios SA	964,220	$29,521,404
Aena SAc	328,450	48,156,287
Amadeus IT Holding SA Class A	2,110,955	99,503,273
Banco Bilbao Vizcaya Argentaria SA	31,690,012	228,510,526
Banco de Sabadell SA	25,565,149	34,161,896
Banco Popular Espanol SAa	16,322,920	17,875,297
Banco Santander SA	69,433,790	340,759,445
Bankia SA	22,461,280	19,746,895
Bankinter SA	3,327,199	25,436,108
CaixaBank SA	14,778,539	44,664,061
Distribuidora Internacional de Alimentacion SA	3,020,555	16,148,398
Enagas SA	739,038	21,184,997
Endesa SA	1,636,357	34,736,455
Ferrovial SA	2,354,257	45,743,570
Gas Natural SDG SA	1,785,676	35,185,319
Grifols SA	1,440,394	28,437,077
Iberdrola SA	26,420,639	179,827,006
Industria de Diseno Textil SA	5,241,913	182,987,321
International Consolidated Airlines Group SA	3,942,500	20,908,723
Mapfre SA	5,272,124	15,644,576
Red Electrica Corp. SA	1,760,372	36,674,336
Repsol SA	5,314,764	74,369,479
Telefonica SA	21,452,193	217,757,248
Zardoya Otis SA	934,075	7,874,047

		1,851,979,744
SWEDEN — 2.71%
Alfa Laval AB	1,394,767	20,067,700
Assa Abloy AB	4,801,208	87,439,835
Atlas Copco AB Class A	3,208,447	94,245,797
Atlas Copco AB Class B	1,882,672	49,291,928
Boliden AB	1,318,926	30,599,259
Electrolux AB Class B	1,143,367	27,109,261
Getinge AB Class B	952,053	15,618,672
Hennes & Mauritz AB Class B	4,550,256	128,162,728
Hexagon AB Class B	1,227,722	43,031,170
Husqvarna AB Class B	1,978,242	14,900,132
ICA Gruppen AB	391,300	12,166,452
Industrivarden AB Class C	756,377	13,515,266

338

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Investor AB Class B	2,181,611	$77,649,536
Kinnevik AB Class B	1,119,958	28,354,310
Lundin Petroleum ABb	885,796	15,955,423
Millicom International Cellular SA SDR	313,594	13,803,489
Nordea Bank AB	14,605,828	153,724,255
Sandvik AB	5,094,099	57,990,796
Securitas AB Class B	1,486,878	23,008,166
Skandinaviska Enskilda Banken AB Class A	7,304,610	73,803,159
Skanska AB Class B	1,629,160	35,431,047
SKF AB Class B	1,904,308	32,317,193
Svenska Cellulosa AB SCA Class B	2,901,631	82,306,421
Svenska Handelsbanken AB Class A	7,271,951	99,307,694
Swedbank AB Class A	4,350,038	102,030,487
Swedish Match AB	934,013	32,540,075
Tele2 AB Class B	1,529,711	12,657,865
Telefonaktiebolaget LM Ericsson Class B	14,659,277	71,041,799
Telia Co. AB	12,517,516	50,089,489
Volvo AB Class B	7,383,377	79,386,751

		1,577,546,155
SWITZERLAND — 8.65%
ABB Ltd. Registered	9,405,563	194,027,187
Actelion Ltd. Registered	498,034	72,018,265
Adecco Group AG Registered	787,553	46,867,726
Aryzta AG	423,369	18,614,707
Baloise Holding AG Registered	241,086	29,693,877
Barry Callebaut AG Registered	11,205	13,959,511
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4,857	25,245,202
Chocoladefabriken Lindt & Sprungli AG Registered	480	29,802,811
Cie. Financiere Richemont SA Class A Registered	2,497,723	160,764,555
Credit Suisse Group AG Registered	8,919,769	124,654,877
Dufry AG Registered[a,b]	221,167	26,927,401
EMS-Chemie Holding AG Registered	39,100	19,640,939
Galenica AG Registered	19,954	20,016,552
Geberit AG Registered	181,917	77,023,610

Security	Shares	Value
Givaudan SA Registered	44,810	$86,774,345
Julius Baer Group Ltd.	1,061,281	43,045,789
Kuehne + Nagel International AG Registered	250,852	34,042,207
LafargeHolcim Ltd. Registered	2,177,681	116,382,284
Lonza Group AG Registered	254,483	48,071,013
Nestle SA Registered	15,277,031	1,108,430,553
Novartis AG Registered	10,692,273	761,185,175
Pargesa Holding SA Bearer	147,628	9,919,993
Partners Group Holding AG	84,730	42,926,211
Roche Holding AG	3,365,635	774,276,431
Schindler Holding AG Participation Certificates	236,577	43,994,853
Schindler Holding AG Registered	72,638	13,441,960
SGS SA Registered	26,594	53,946,369
Sika AG Bearer	10,170	48,911,437
Sonova Holding AG Registered	261,120	35,039,563
Swatch Group AG (The) Bearer[a]	149,522	45,012,336
Swatch Group AG (The) Registered	246,591	14,225,924
Swiss Life Holding AG Registered	156,881	41,564,184
Swiss Prime Site AG Registered	329,177	27,312,138
Swiss Re AG	1,596,012	148,319,853
Swisscom AG Registered	126,066	57,710,667
Syngenta AG Registered	448,392	179,374,937
UBS Group AG	17,520,574	248,041,294
Zurich Insurance Group AG	724,727	189,737,911

		5,030,944,647
UNITED KINGDOM — 17.81%
3i Group PLC	4,606,140	37,734,595
Aberdeen Asset Management PLC	4,426,536	17,304,752
Admiral Group PLC	1,010,492	23,650,212
Aggreko PLC	1,219,818	11,936,544
Anglo American PLC[b]	6,716,015	92,737,269
Antofagasta PLC[a]	1,894,053	12,556,598
Ashtead Group PLC	2,405,591	37,534,677
Associated British Foods PLC	1,709,136	51,374,157
AstraZeneca PLC	6,058,052	339,341,087
Auto Trader Group PLC[c]	4,732,372	21,649,238

339

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Aviva PLC	19,453,717	$105,169,606
Babcock International Group PLC	1,177,688	14,220,229
BAE Systems PLC	15,224,195	100,835,655
Barclays PLC	81,045,090	188,297,927
Barratt Developments PLC	4,755,453	26,341,513
Berkeley Group Holdings PLC	625,655	18,019,507
BHP Billiton PLC	10,127,674	152,644,390
BP PLC	89,328,655	527,529,710
British American Tobacco PLC	8,930,728	511,538,852
British Land Co. PLC (The)	4,684,792	33,488,620
BT Group PLC	40,487,330	185,835,751
Bunzl PLC	1,600,424	42,967,524
Burberry Group PLC	2,122,813	38,228,196
Capita PLC	3,183,551	22,776,630
Carnival PLC	909,128	43,687,799
Centrica PLC	26,008,906	68,017,645
Cobham PLC	8,164,443	14,244,225
Coca-Cola European Partners PLC	1,034,617	39,836,932
Coca-Cola HBC AG	868,252	18,720,461
Compass Group PLC	7,860,612	142,131,867
Croda International PLC	638,968	27,288,455
DCC PLC	429,063	34,914,133
Diageo PLC	12,068,106	321,126,415
Direct Line Insurance Group PLC	6,613,661	27,946,252
Dixons Carphone PLC	4,657,618	17,895,369
easyJet PLC	768,834	8,795,331
Experian PLC	4,581,498	87,986,545
Fresnillo PLC	1,059,662	21,217,355
G4S PLC	7,375,577	19,810,650
GKN PLC	8,241,588	32,118,394
GlaxoSmithKline PLC	23,343,423	461,272,204
Glencore PLC[b]	58,614,065	178,904,758
Hammerson PLC	3,771,931	25,374,376
Hargreaves Lansdown PLC	1,251,788	17,728,370
Hikma Pharmaceuticals PLC	677,450	14,507,310
HSBC Holdings PLC	94,985,783	714,595,607
ICAP PLC	2,642,296	15,629,867
IMI PLC	1,314,124	15,947,873
Imperial Brands PLC	4,603,330	222,307,205
Inmarsat PLC	2,162,949	18,524,820
InterContinental Hotels Group PLC	898,883	34,843,914

Security	Shares	Value
Intertek Group PLC	781,935	$32,630,427
Intu Properties PLC[a]	4,595,379	15,456,921
Investec PLC	2,940,315	18,236,337
ITV PLC	17,446,984	36,318,239
J Sainsbury PLC	7,789,093	23,859,844
Johnson Matthey PLC	927,423	38,611,110
Kingfisher PLC	10,816,129	47,711,147
Land Securities Group PLC	3,797,884	46,321,992
Legal & General Group PLC	28,526,281	72,929,271
Lloyds Banking Group PLC	308,084,744	215,378,118
London Stock Exchange Group PLC	1,501,008	51,495,511
Marks & Spencer Group PLC	7,742,795	32,188,069
Mediclinic International PLC	1,762,181	19,502,863
Meggitt PLC	3,696,994	19,647,959
Merlin Entertainments PLC[c]	3,321,475	18,686,308
Mondi PLC	1,752,216	34,142,913
National Grid PLC	17,979,894	233,785,072
Next PLC	677,423	39,831,481
Old Mutual PLC	23,589,537	58,032,931
Pearson PLC	3,938,005	36,419,916
Persimmon PLC	1,464,839	30,295,864
Petrofac Ltd.	1,235,669	12,167,086
Provident Financial PLC	706,523	25,446,518
Prudential PLC	12,339,060	201,039,176
Randgold Resources Ltd.	449,284	39,713,628
Reckitt Benckiser Group PLC	3,047,344	272,080,299
RELX PLC	5,284,064	94,253,682
Rio Tinto PLC	5,939,093	205,893,217
Rolls-Royce Holdings PLC	8,812,852	78,168,564
Rolls-Royce Holdings PLC New[b]	405,874,284	495,532
Royal Bank of Scotland Group PLC[b]	16,867,491	38,942,341
Royal Dutch Shell PLC Class A	20,518,426	510,663,478
Royal Dutch Shell PLC Class B	17,915,176	462,606,246
Royal Mail PLC	4,234,570	25,384,631
RSA Insurance Group PLC	4,836,011	32,621,175
Sage Group PLC (The)	5,174,983	45,585,351
Schroders PLC	642,872	22,125,833
Segro PLC	3,848,230	20,540,983
Severn Trent PLC	1,129,031	32,089,938
Shire PLC	4,300,888	244,169,339

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Security	Shares	Value
Sky PLC	4,961,743	$49,552,733
Smith & Nephew PLC	4,277,503	61,781,025
Smiths Group PLC	1,919,698	33,234,503
SSE PLC	4,840,379	94,022,022
St. James’s Place PLC	2,507,007	28,924,602
Standard Chartered PLC[b]	15,717,867	136,613,193
Standard Life PLC	9,439,900	38,932,033
Tate & Lyle PLC	2,216,722	21,109,885
Taylor Wimpey PLC	15,487,895	26,794,292
Tesco PLC[b]	39,130,512	100,684,625
Travis Perkins PLC	1,194,086	19,433,266
TUI AG	2,381,205	30,147,797
Unilever PLC	6,152,905	256,762,922
United Utilities Group PLC	3,309,076	37,976,474
Vodafone Group PLC	127,486,156	349,896,320
Weir Group PLC (The)	1,021,990	21,211,706
Whitbread PLC	872,613	38,513,237
William Hill PLC	4,164,625	15,040,217
Wm Morrison Supermarkets PLC	10,541,763	29,151,540
Wolseley PLC	1,211,738	62,889,751
Worldpay Group PLC[c]	8,551,830	29,735,763
WPP PLC	6,180,076	134,154,614

		10,361,119,201

TOTAL COMMON STOCKS
(Cost: $59,242,009,244)		57,398,935,711

PREFERRED STOCKS — 0.60%

GERMANY — 0.54%
Bayerische Motoren Werke AG	262,663	19,910,447
Fuchs Petrolub SE	346,997	15,490,904
Henkel AG & Co. KGaA	842,825	108,004,502
Porsche Automobil Holding SE	733,923	39,522,372
Schaeffler AG	731,944	11,056,483
Volkswagen AG	888,586	121,953,349

		315,938,057
ITALY — 0.06%
Intesa Sanpaolo SpA	5,483,807	11,830,339
Telecom Italia SpA/Milano	28,669,388	20,302,096

		32,132,435

TOTAL PREFERRED STOCKS
(Cost: $367,208,845)		348,070,492

Security	Shares	Value
RIGHTS — 0.01%

ITALY — 0.00%
EXOR SpA[b]	532,334	$22

		22
SPAIN — 0.01%
Banco Santander SAb	69,516,546	3,886,407
Ferrovial SAb	2,357,063	1,007,687

		4,894,094
SWEDEN — 0.00%
Tele2 AB Class Bb	1,531,533	459,426

		459,426

TOTAL RIGHTS
(Cost: $4,466,460)		5,353,542

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	302,816,758	302,847,040
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[e,f]	13,059,722	13,059,722

		315,906,762

TOTAL SHORT-TERM INVESTMENTS (Cost: $315,879,637)		315,906,762

TOTAL INVESTMENTS IN SECURITIES — 99.82%
(Cost: $59,929,564,186)[h]		58,068,266,507
Other Assets, Less Liabilities — 0.18%		107,560,587

NET ASSETS — 100.00%		$58,175,827,094

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $62,141,633,257. Net unrealized depreciation was $4,073,366,750, of which $7,710,151,443 represented gross unrealized appreciation on securities and $11,783,518,193 represented gross unrealized depreciation on securities.

341

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of October 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
ASX SPI 200 Index	544	Dec. 2016	Sydney Futures	$53,732,079	$54,745,778	$1,013,699
Euro STOXX 50	4,349	Dec. 2016	Eurex	142,138,834	145,547,969	3,409,135
FTSE 100 Index	1,235	Dec. 2016	Intercontinental	100,076,019	104,476,246	4,400,227
TOPIX Index	807	Dec. 2016	Osaka Securities	102,837,626	107,128,991	4,291,365

				Net unrealized appreciation		$13,114,426

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$57,398,440,110	$495,532	$69	$57,398,935,711
Preferred stocks	348,070,492	—	—	348,070,492
Rights	4,894,094	459,448	—	5,353,542
Money market funds	315,906,762	—	—	315,906,762

Total	$58,067,311,458	$954,980	$69	$58,068,266,507

Derivative financial instruments:[a]
Assets:
Futures contracts	$13,114,426	$—	$—	$13,114,426

Total	$13,114,426	$—	$—	$13,114,426

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

342

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.08%

AUSTRALIA — 7.07%
Alumina Ltd.	948,402	$1,140,264
Amcor Ltd./Australia	460,915	5,155,778
AMP Ltd.	1,180,907	4,106,652
APA Group	441,378	2,673,498
Aristocrat Leisure Ltd.	217,217	2,535,568
ASX Ltd.	50,232	1,801,499
Aurizon Holdings Ltd.	815,633	3,028,800
Boral Ltd.	291,109	1,395,572
Brambles Ltd.	630,994	5,536,185
Caltex Australia Ltd.	115,024	2,689,720
Challenger Ltd./Australia	229,866	1,882,102
CIMIC Group Ltd.	42,315	952,786
Coca-Cola Amatil Ltd.	76,986	558,877
Cochlear Ltd.	22,659	2,206,333
Commonwealth Bank of Australia	685,139	38,262,349
Computershare Ltd.	182,273	1,463,291
Crown Resorts Ltd.	140,231	1,162,058
CSL Ltd.	182,182	13,933,839
Domino’s Pizza Enterprises Ltd.	23,933	1,170,109
DUET Group	641,914	1,162,545
Flight Centre Travel Group Ltd.	21,476	553,509
Fortescue Metals Group Ltd.	611,520	2,559,348
Goodman Group	708,162	3,658,967
GPT Group (The)	358,631	1,271,715
Harvey Norman Holdings Ltd.	71,253	273,811
Healthscope Ltd.	702,702	1,181,733
James Hardie Industries PLC	178,087	2,660,165
LendLease Group	104,650	1,076,644
Macquarie Group Ltd.	43,316	2,630,312
Medibank Pvt Ltd.	1,099,371	2,158,341
Newcrest Mining Ltd.	312,039	5,356,783
Oil Search Ltd.	547,111	2,772,718
Platinum Asset Management Ltd.	89,453	339,666
Qantas Airways Ltd.	202,852	472,342
Ramsay Health Care Ltd.	56,602	3,159,709
REA Group Ltd.	21,658	842,821
Santos Ltd.	422,993	1,149,099
Seek Ltd.	133,042	1,482,129
Sonic Healthcare Ltd.	156,156	2,434,763
Sydney Airport	438,802	2,090,254
Tabcorp Holdings Ltd.	156,793	577,468

Security	Shares	Value
Telstra Corp. Ltd.	1,720,992	$6,521,751
TPG Telecom Ltd.	134,811	775,538
Transurban Group	813,068	6,428,335
Treasury Wine Estates Ltd.	298,265	2,437,601
Vocus Communications Ltd.	201,059	873,606
Wesfarmers Ltd.	448,448	13,994,517
Westfield Corp.	788,242	5,338,333

		167,889,803
AUSTRIA — 0.07%
Andritz AG	30,485	1,592,352

		1,592,352
BELGIUM — 1.84%
Anheuser-Busch InBev SA/NV	321,412	36,836,305
Colruyt SA	26,299	1,411,611
Telenet Group Holding NVa	21,385	1,143,161
UCB SA	50,687	3,427,688
Umicore SA	14,105	856,435

		43,675,200
DENMARK — 2.63%
Carlsberg A/S Class B	21,230	1,911,471
Chr Hansen Holding A/S	40,222	2,405,206
Coloplast A/S Class B	48,685	3,391,948
DSV A/S	75,972	3,676,489
Genmab A/Sa	22,400	3,690,340
ISS A/S	65,430	2,568,548
Novo Nordisk A/S Class B	763,290	27,264,575
Novozymes A/S Class B	94,003	3,486,595
Pandora A/S	45,864	5,960,971
Vestas Wind Systems A/S	88,116	7,057,175
William Demant Holding A/Sa	49,231	915,534

		62,328,852
FINLAND — 0.34%
Elisa OYJ	37,401	1,258,669
Kone OYJ Class B	135,044	6,207,119
Orion OYJ Class B	15,743	669,418

		8,135,206
FRANCE — 8.10%
Accor SA	69,342	2,628,900
Aeroports de Paris	11,921	1,202,369
Air Liquide SA	154,661	15,712,916
Airbus Group SE	234,234	13,903,954
Alstom SAa	59,881	1,606,249
Atos SE	35,217	3,652,794

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2016

Security	Shares	Value
Bollore SA	331,968	$1,091,710
Bureau Veritas SA	105,196	1,984,587
Capgemini SA	65,611	5,428,733
Christian Dior SE	10,920	2,103,817
Danone SA	235,781	16,303,860
Dassault Systemes	51,324	4,058,696
Edenred	42,770	989,497
Eiffage SA	23,751	1,755,858
Essilor International SA	82,264	9,234,209
Eurazeo SA	16,055	922,742
Groupe Eurotunnel SE Registered	182,910	1,710,517
Hermes International	10,675	4,319,186
Iliad SA	10,374	2,173,186
Ingenico Group SA	22,022	1,740,532
JCDecaux SA	31,304	955,857
Kering	30,394	6,731,884
L’Oreal SA	101,465	18,135,394
Legrand SA	106,925	6,035,206
LVMH Moet Hennessy Louis Vuitton SE	111,475	20,230,034
Pernod Ricard SA	84,903	10,084,210
Peugeot SAa	93,366	1,396,536
Publicis Groupe SA	75,621	5,180,985
Remy Cointreau SA	8,554	692,953
Renault SA	37,947	3,290,779
Safran SA	124,315	8,534,850
SFR Group SA	43,054	1,158,185
Societe BIC SA	11,739	1,625,266
Sodexo SA	37,583	4,358,801
Thales SA	42,224	3,969,947
Valeo SA	95,095	5,472,767
Zodiac Aerospace	80,080	1,946,165

		192,324,131
GERMANY — 9.30%
adidas AG	75,257	12,325,014
Axel Springer SE	10,920	546,035
Bayer AG Registered	330,512	32,712,732
Beiersdorf AG	40,404	3,552,128
Brenntag AG	61,971	3,307,979
Commerzbank AG	268,541	1,821,296
Continental AG	44,044	8,427,457
Covestro AGb	29,211	1,724,016
Deutsche Boerse AGa	76,531	5,946,358
Deutsche Lufthansa AG Registered	91,637	1,169,769

Security	Shares	Value
Deutsche Post AG Registered	387,205	$11,982,344
Deutsche Telekom AG Registered	1,288,469	20,967,377
Deutsche Wohnen AG Bearer	135,044	4,399,608
Fresenius Medical Care AG & Co. KGaA	87,542	7,121,457
Fresenius SE & Co. KGaA	163,527	12,053,332
GEA Group AG	73,164	2,825,130
HeidelbergCement AG	56,602	5,345,981
Henkel AG & Co. KGaA	41,223	4,532,423
HOCHTIEF AG	8,384	1,142,844
HUGO BOSS AG	26,117	1,637,892
Infineon Technologies AG	453,726	8,134,562
Innogy SEa,b	55,408	2,197,207
Lanxess AG	36,491	2,333,284
MAN SE	10,192	1,040,828
Merck KGaA	52,234	5,362,871
METRO AG	70,070	2,096,166
Osram Licht AG	35,581	2,014,552
ProSiebenSat.1 Media SE Registered	87,542	3,767,530
QIAGEN NVa	89,180	2,180,518
SAP SE	392,574	34,530,462
Symrise AG	49,413	3,385,951
ThyssenKrupp AG	146,692	3,391,353
United Internet AG Registered[c]	49,686	2,036,477
Vonovia SE	92,470	3,252,317
Zalando SEa,b	33,670	1,475,994

		220,741,244
HONG KONG — 3.63%
AIA Group Ltd.	4,823,000	30,443,638
ASM Pacific Technology Ltd.	91,000	878,334
Cheung Kong Infrastructure Holdings Ltd.	273,000	2,237,200
Cheung Kong Property Holdings Ltd.	1,092,000	8,089,828
CLP Holdings Ltd.	637,000	6,481,015
Galaxy Entertainment Group Ltd.	1,001,000	4,111,214
Henderson Land Development Co. Ltd.	455,329	2,697,972
HKT Trust & HKT Ltd.	1,001,000	1,375,998
Hong Kong & China Gas Co. Ltd.	3,004,038	5,888,106
Hong Kong Exchanges & Clearing Ltd.	291,200	7,712,913
Link REIT	955,500	6,813,691
Melco Crown Entertainment Ltd. ADR[d]	74,620	1,249,139
MGM China Holdings Ltd.	218,400	361,613

344

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2016

Security	Shares	Value
MTR Corp. Ltd.	273,000	$1,512,002
PCCW Ltd.	1,638,000	975,849
Shangri-La Asia Ltd.	546,666	601,309
Techtronic Industries Co. Ltd.	546,000	2,055,900
WH Group Ltd.[b]	2,320,500	1,882,170
Wynn Macau Ltd.	582,400	893,707

		86,261,598
IRELAND — 0.88%
Bank of Ireland[a]	6,755,203	1,443,986
CRH PLC	328,237	10,673,868
Kerry Group PLC Class A	63,518	4,605,226
Paddy Power Betfair PLC	31,511	3,257,345
Ryanair Holdings PLC ADR[a]	11,349	852,196

		20,832,621
ISRAEL — 0.74%
Azrieli Group Ltd.	16,926	720,105
Check Point Software Technologies Ltd.[a]	52,052	4,401,517
Mobileye NVa	69,615	2,588,286
Nice Ltd.	24,115	1,599,211
Taro Pharmaceutical Industries Ltd.[a]	6,097	618,907
Teva Pharmaceutical Industries Ltd.	180,274	7,542,904

		17,470,930
ITALY — 1.26%
CNH Industrial NV	412,867	3,204,302
EXOR SpA	30,212	1,282,014
Ferrari NV	49,825	2,620,580
Fiat Chrysler Automobiles NVd	365,136	2,669,749
Intesa Sanpaolo SpA	3,313,765	7,664,681
Leonardo-Finmeccanica SpA[a]	116,955	1,423,088
Luxottica Group SpA	69,342	3,447,177
Poste Italiane SpA[b]	115,752	769,572
Prysmian SpA	82,082	2,039,808
Telecom Italia SpA/Milano[a]	2,688,530	2,329,736
UniCredit SpA	753,116	1,865,779
Unione di Banche Italiane SpA	245,973	677,325

		29,993,811
JAPAN — 24.92%
ABC-Mart Inc.	9,100	553,352
Acom Co. Ltd.[a]	163,800	754,429
Aeon Co. Ltd.	263,900	3,648,919
AEON Financial Service Co. Ltd.	54,600	961,741
Aeon Mall Co. Ltd.	27,310	405,420

Security	Shares	Value
Air Water Inc.	55,800	$1,044,474
Ajinomoto Co. Inc.	145,600	3,237,326
Alfresa Holdings Corp.	45,500	962,088
Alps Electric Co. Ltd.	72,800	1,745,787
Amada Holdings Co. Ltd.	72,800	829,942
ANA Holdings Inc.	455,000	1,278,165
Asahi Group Holdings Ltd.	154,700	5,522,003
ASICS Corp.	63,700	1,359,047
Astellas Pharma Inc.	846,300	12,559,403
Bandai Namco Holdings Inc.	81,900	2,455,013
Benesse Holdings Inc.	18,200	476,801
Calbee Inc.	36,400	1,319,732
Casio Computer Co. Ltd.	100,100	1,396,456
Central Japan Railway Co.	56,300	9,571,295
Chugai Pharmaceutical Co. Ltd.	91,000	3,100,157
CYBERDYNE Inc.[a,d]	36,400	546,251
Daicel Corp.	114,800	1,511,949
Daikin Industries Ltd.	91,000	8,728,934
Daito Trust Construction Co. Ltd.	27,300	4,565,804
Denso Corp.	191,100	8,301,580
Dentsu Inc.	81,900	4,083,894
Don Quijote Holdings Co. Ltd.	45,500	1,729,766
East Japan Railway Co.	130,400	11,487,013
FamilyMart UNY Holdings Co. Ltd.[d]	9,100	569,805
Fast Retailing Co. Ltd.	20,400	6,883,799
Fuji Heavy Industries Ltd.	163,800	6,381,474
GungHo Online Entertainment Inc.[d]	154,700	391,590
Hakuhodo DY Holdings Inc.	91,000	1,093,715
Hamamatsu Photonics KK	54,600	1,652,262
Hankyu Hanshin Holdings Inc.	63,700	2,109,492
Hikari Tsushin Inc.	9,100	834,791
Hino Motors Ltd.	36,400	396,612
Hirose Electric Co. Ltd.	9,145	1,207,904
Hisamitsu Pharmaceutical Co. Inc.	18,200	971,613
Hitachi Chemical Co. Ltd.	27,300	639,083
Hitachi High-Technologies Corp.	9,100	379,726
Hitachi Metals Ltd.	91,000	1,136,147
Hoshizaki Corp.	18,200	1,641,871
Hoya Corp.	163,800	6,835,067
Hulic Co. Ltd.	118,300	1,126,881
IHI Corp.[a]	637,000	1,679,107
Iida Group Holdings Co. Ltd.	54,600	1,054,227
Japan Airport Terminal Co. Ltd.[d]	18,200	698,834

345

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2016

Security	Shares	Value
Japan Exchange Group Inc.	209,300	$3,113,060
Japan Tobacco Inc.	436,800	16,601,601
JGC Corp.	45,500	804,915
Kajima Corp.	364,000	2,455,879
Kakaku.com Inc.	54,600	917,058
Kansai Paint Co. Ltd.	91,000	1,957,082
Kao Corp.	200,200	10,297,198
Kawasaki Heavy Industries Ltd.	182,000	531,703
KDDI Corp.	737,100	22,389,715
Keihan Holdings Co. Ltd.	182,000	1,227,939
Keikyu Corp.	182,000	1,834,115
Keio Corp.	224,059	1,854,987
Keisei Electric Railway Co. Ltd.	54,600	1,318,173
Keyence Corp.	18,287	13,410,061
Kikkoman Corp.	53,000	1,687,063
Kintetsu Group Holdings Co. Ltd.	728,000	2,937,356
Kirin Holdings Co. Ltd.	327,600	5,634,838
Kobe Steel Ltd.[a]	45,500	375,829
Koito Manufacturing Co. Ltd.	45,500	2,372,746
Konami Holdings Corp.	36,400	1,435,771
Kose Corp.	9,100	830,461
Kubota Corp.	427,700	6,896,680
Kuraray Co. Ltd.	91,000	1,380,349
Kurita Water Industries Ltd.	18,200	430,731
Kyowa Hakko Kirin Co. Ltd.	51,500	786,578
Lawson Inc.	12,700	964,419
LIXIL Group Corp.	109,200	2,507,490
M3 Inc.	81,900	2,493,981
Mabuchi Motor Co. Ltd.	18,200	1,058,210
Makita Corp.	45,500	3,147,785
Marui Group Co. Ltd.	81,900	1,149,569
McDonald’s Holdings Co. Japan Ltd.[d]	18,200	523,043
Medipal Holdings Corp.	27,300	466,323
MEIJI Holdings Co. Ltd.	45,700	4,557,606
Minebea Co. Ltd.	140,700	1,437,996
Miraca Holdings Inc.	18,200	879,821
Mitsubishi Chemical Holdings Corp.	273,000	1,795,147
Mitsubishi Estate Co. Ltd.	480,000	9,507,732
Mitsubishi Heavy Industries Ltd.	455,000	1,945,825
Mitsubishi Logistics Corp.	21,000	284,570
Mitsubishi Tanabe Pharma Corp.	36,400	708,706
Mitsui Chemicals Inc.	182,000	897,140
Mitsui Fudosan Co. Ltd.	273,500	6,221,647
Mixi Inc.	18,200	669,391
MS&AD Insurance Group Holdings Inc.	72,800	2,162,836

Security	Shares	Value
Murata Manufacturing Co. Ltd.	76,000	$10,609,697
Nabtesco Corp.	45,500	1,359,566
Nagoya Railroad Co. Ltd.	273,000	1,439,235
NEC Corp.	328,000	877,080
Nexon Co. Ltd.	72,800	1,240,063
NGK Insulators Ltd.	100,100	1,836,540
NGK Spark Plug Co. Ltd.	72,800	1,438,196
NH Foods Ltd.	34,000	813,399
Nidec Corp.	91,000	8,806,871
Nikon Corp.	136,500	2,061,431
Nintendo Co. Ltd.	44,000	10,651,948
Nippon Building Fund Inc.	182	1,078,993
Nippon Paint Holdings Co. Ltd.	63,700	2,170,110
Nisshin Seifun Group Inc.	63,700	938,360
Nissin Foods Holdings Co. Ltd.	9,100	526,507
Nitori Holdings Co. Ltd.	27,300	3,265,556
Nitto Denko Corp.	64,500	4,496,617
Nomura Research Institute Ltd.	48,400	1,678,812
NTT Data Corp.	45,500	2,346,767
NTT Urban Development Corp.	18,200	166,958
Obayashi Corp.	254,800	2,456,225
Obic Co. Ltd.	27,300	1,418,452
Odakyu Electric Railway Co. Ltd.	136,500	2,786,244
Oji Holdings Corp.	182,000	770,709
Olympus Corp.	118,300	4,221,583
Omron Corp.	36,400	1,395,937
Ono Pharmaceutical Co. Ltd.	163,800	4,157,155
Oracle Corp. Japan	18,200	990,665
Oriental Land Co. Ltd./Japan	85,500	4,993,229
Otsuka Corp.	18,200	865,966
Otsuka Holdings Co. Ltd.	100,100	4,378,929
Panasonic Corp.	573,300	5,984,775
Park24 Co. Ltd.	45,500	1,405,029
Pola Orbis Holdings Inc.	9,100	756,854
Rakuten Inc.	364,000	4,199,933
Recruit Holdings Co. Ltd.	145,600	5,847,000
Rinnai Corp.	9,100	874,625
Ryohin Keikaku Co. Ltd.	9,100	1,943,227
Santen Pharmaceutical Co. Ltd.	145,600	2,125,426
SBI Holdings Inc./Japan	36,400	432,983
Secom Co. Ltd.	81,900	5,909,956
Seibu Holdings Inc.	63,700	1,100,816
Seven & I Holdings Co. Ltd.	300,300	12,525,241

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2016

Security	Shares	Value
Seven Bank Ltd.	245,700	$755,209
Sharp Corp./Japan[a,d]	364,000	626,959
Shimadzu Corp.	91,000	1,324,061
Shimamura Co. Ltd.	9,100	1,164,724
Shimano Inc.	29,600	5,058,914
Shimizu Corp.	273,000	2,426,436
Shin-Etsu Chemical Co. Ltd.	100,100	7,592,873
Shionogi & Co. Ltd.	118,300	5,829,161
Shiseido Co. Ltd.	154,700	3,986,559
SMC Corp./Japan	20,800	6,035,038
SoftBank Group Corp.	382,200	24,011,842
Sohgo Security Services Co. Ltd.	27,300	1,244,393
Sompo Holdings Inc.	72,800	2,358,198
Sony Corp.	509,600	16,298,859
Stanley Electric Co. Ltd.	63,700	1,753,667
Start Today Co. Ltd.	81,900	1,437,157
Sumitomo Chemical Co. Ltd.	455,000	2,156,254
Sumitomo Dainippon Pharma Co. Ltd.	63,700	1,103,846
Sumitomo Realty & Development Co. Ltd.	136,000	3,575,848
Sundrug Co. Ltd.	18,200	1,432,307
Suntory Beverage & Food Ltd.	36,400	1,591,645
Suruga Bank Ltd.	72,800	1,776,962
Suzuken Co. Ltd./Aichi Japan	9,100	292,263
Suzuki Motor Corp.	145,600	5,168,083
Sysmex Corp.	63,700	4,419,023
Taiheiyo Cement Corp.	455,000	1,303,278
Taisei Corp.	455,000	3,411,905
Taiyo Nippon Sanso Corp.	54,600	574,135
Takeda Pharmaceutical Co. Ltd.	145,600	6,512,062
TDK Corp.	45,500	3,143,455
Terumo Corp.	136,500	5,280,226
Tobu Railway Co. Ltd.	273,000	1,340,515
Toho Co. Ltd./Tokyo	45,500	1,366,061
Toho Gas Co. Ltd.	182,000	1,685,169
Tohoku Electric Power Co. Inc.	182,000	2,225,532
Tokio Marine Holdings Inc.	136,500	5,389,337
Tokyo Electric Power Co. Holdings Inc.[a]	382,200	1,483,919
Tokyo Tatemono Co. Ltd.	82,200	1,045,051
Tokyu Corp.	455,000	3,407,575
Tokyu Fudosan Holdings Corp.	109,200	616,221
Toray Industries Inc.	546,000	5,085,643
Toshiba Corp.[a]	1,729,000	6,268,725
TOTO Ltd.	54,600	2,182,233

Security	Shares	Value
Toyo Seikan Group Holdings Ltd.	63,700	$1,175,981
Toyo Suisan Kaisha Ltd.	18,200	736,937
Toyota Tsusho Corp.	54,600	1,290,116
Trend Micro Inc./Japan	45,500	1,602,036
Tsuruha Holdings Inc.	18,200	2,099,101
Unicharm Corp.	163,800	3,894,507
USS Co. Ltd.	91,000	1,539,687
Yahoo Japan Corp.	564,200	2,163,702
Yakult Honsha Co. Ltd.	36,400	1,697,293
Yamada Denki Co. Ltd.	84,500	436,632
Yamaha Corp.	63,700	2,276,191
Yamaha Motor Co. Ltd.	36,400	808,812
Yamato Holdings Co. Ltd.	145,600	3,318,380
Yamazaki Baking Co. Ltd.	63,700	1,428,151
Yaskawa Electric Corp.	109,200	1,742,669
Yokogawa Electric Corp.	100,100	1,406,934

		591,383,983
NETHERLANDS — 4.96%
AerCap Holdings NVa	67,340	2,768,347
Akzo Nobel NV	99,008	6,390,400
Altice NV Class Aa,d	87,907	1,618,910
Altice NV Class Ba	31,759	590,275
ASML Holding NV	147,238	15,575,326
Gemalto NV	32,032	1,739,347
Heineken Holding NV	40,313	3,098,240
Heineken NV	92,092	7,576,394
Koninklijke Ahold Delhaize NV	508,152	11,583,572
Koninklijke KPN NV	479,934	1,563,054
Koninklijke Philips NV	372,645	11,217,234
Koninklijke Vopak NV	31,850	1,606,218
NN Group NV	46,228	1,391,033
NXP Semiconductors NVa	117,572	11,757,200
OCI NVa	38,766	537,565
RELX NV	397,397	6,697,761
Unilever NV CVA	650,923	27,243,034
Wolters Kluwer NV	121,121	4,680,908

		117,634,818
NEW ZEALAND — 0.19%
Auckland International Airport Ltd.	370,825	1,748,250
Ryman Healthcare Ltd.	144,417	917,446
Spark New Zealand Ltd.	717,535	1,878,768

		4,544,464

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2016

Security	Shares	Value
NORWAY — 0.31%
Marine Harvest ASA	152,880	$2,777,295
Schibsted ASA	31,941	766,837
Schibsted ASA Class B	32,669	736,408
Telenor ASA	198,289	3,160,051

		7,440,591
PORTUGAL — 0.11%
Jeronimo Martins SGPS SA	148,421	2,549,496

		2,549,496
SINGAPORE — 1.27%
Ascendas REIT	875,227	1,490,257
CapitaLand Ltd.	1,019,200	2,262,611
CapitaLand Mall Trust	955,500	1,420,996
City Developments Ltd.	172,900	1,054,617
ComfortDelGro Corp. Ltd.	864,500	1,577,577
Genting Singapore PLC	2,493,400	1,334,566
Global Logistic Properties Ltd.[d]	1,055,600	1,346,138
Jardine Cycle & Carriage Ltd.	45,500	1,380,135
Singapore Airlines Ltd.	218,400	1,589,476
Singapore Exchange Ltd.	318,500	1,622,362
Singapore Press Holdings Ltd.[d]	178,700	477,595
Singapore Technologies Engineering Ltd.	627,900	1,411,974
Singapore Telecommunications Ltd.	3,221,400	8,979,835
StarHub Ltd.	273,000	662,936
United Overseas Bank Ltd.	254,800	3,437,850

		30,048,925
SPAIN — 1.90%
Abertis Infraestructuras SA	261,796	3,881,416
Aena SAb	27,300	4,002,638
Amadeus IT Holding SA Class A	177,086	8,347,235
Banco de Sabadell SA	1,402,094	1,873,574
Banco Popular Espanol SA	871,706	954,609
Bankinter SA	277,732	2,123,234
CaixaBank SA	469,914	1,420,185
Distribuidora Internacional de Alimentacion SA	250,432	1,338,852
Ferrovial SA	72,127	1,401,438
Grifols SA	121,030	2,389,443
Industria de Diseno Textil SA	437,437	15,270,270
International Consolidated Airlines Group SA	324,961	1,723,404
Zardoya Otis SA	39,943	336,711

		45,063,009

Security	Shares	Value
SWEDEN — 2.74%
Assa Abloy AB	398,307	$7,253,987
Atlas Copco AB Class A	270,452	7,944,331
Atlas Copco AB Class B	154,154	4,036,044
Boliden AB	109,018	2,529,232
Electrolux AB Class B	94,549	2,241,759
Getinge AB Class B	75,257	1,234,610
Hennes & Mauritz AB Class B	378,287	10,654,850
Hexagon AB Class B	103,103	3,613,719
Husqvarna AB Class B	161,343	1,215,237
Investor AB Class B	183,729	6,539,420
Kinnevik AB Class B	94,276	2,386,814
Lundin Petroleum ABa	57,239	1,031,019
Millicom International Cellular SA SDR	26,390	1,161,611
Sandvik AB	147,056	1,674,073
Securitas AB Class B	125,580	1,943,243
Svenska Cellulosa AB SCA Class B	242,515	6,879,076
Swedish Match AB	77,532	2,701,137

		65,040,162
SWITZERLAND — 13.03%
ABB Ltd. Registered	394,849	8,145,333
Actelion Ltd. Registered	41,223	5,961,057
Barry Callebaut AG Registered	910	1,133,704
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	455	2,364,951
Chocoladefabriken Lindt & Sprungli AG Registered	37	2,297,300
Cie. Financiere Richemont SA Class A Registered	207,753	13,371,907
Credit Suisse Group AG Registered	369,369	5,161,978
Dufry AG Registered[a]	18,266	2,223,912
EMS-Chemie Holding AG Registered	3,367	1,691,331
Galenica AG Registered	1,638	1,643,135
Geberit AG Registered	15,106	6,395,876
Givaudan SA Registered	3,822	7,401,284
Kuehne + Nagel International AG Registered	21,476	2,914,429
LafargeHolcim Ltd. Registered	180,954	9,670,764
Lonza Group AG Registered	21,203	4,005,178
Nestle SA Registered	1,275,820	92,567,585

348

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2016

Security	Shares	Value
Novartis AG Registered	580,639	$41,335,813
Partners Group Holding AG	7,007	3,549,911
Roche Holding AG	280,917	64,625,966
Schindler Holding AG Participation Certificates	17,563	3,266,089
Schindler Holding AG Registered	7,917	1,465,073
SGS SA Registered	2,184	4,430,280
Sika AG Bearer	1,001	4,814,194
Sonova Holding AG Registered	21,203	2,845,220
Swatch Group AG (The) Registered	20,020	1,154,961
Syngenta AG Registered	37,219	14,889,106

		309,326,337
UNITED KINGDOM — 13.79%
Aggreko PLC	66,357	649,337
Antofagasta PLC[d]	114,296	757,724
Ashtead Group PLC	198,289	3,093,923
Associated British Foods PLC	141,596	4,256,171
Auto Trader Group PLC[b]	394,895	1,806,531
Babcock International Group PLC	102,057	1,232,308
Barratt Developments PLC	256,347	1,419,963
Berkeley Group Holdings PLC	32,942	948,763
British American Tobacco PLC	744,198	42,626,558
BT Group PLC	3,371,550	15,475,324
Bunzl PLC	134,134	3,601,174
Burberry Group PLC	178,178	3,208,678
Capita PLC	259,987	1,860,070
Carnival PLC	75,166	3,612,073
Coca-Cola European Partners PLC	86,051	3,313,311
Coca-Cola HBC AG	71,744	1,546,879
Compass Group PLC	655,291	11,848,662
Croda International PLC	52,607	2,246,691
DCC PLC	35,059	2,852,855
Diageo PLC	1,004,913	26,740,245
easyJet PLC	40,222	460,133
Experian PLC	384,293	7,380,253
Fresnillo PLC	92,547	1,853,046
GKN PLC	682,500	2,659,779
Hargreaves Lansdown PLC	103,194	1,461,479
Hikma Pharmaceuticals PLC	56,693	1,214,057
Inmarsat PLC	175,994	1,507,320
InterContinental Hotels Group PLC	74,841	2,901,104
Intertek Group PLC	63,427	2,646,831
Investec PLC	84,084	521,503

Security	Shares	Value
ITV PLC	1,467,830	$3,055,485
Johnson Matthey PLC	50,151	2,087,921
Legal & General Group PLC	840,931	2,149,894
London Stock Exchange Group PLC	125,489	4,305,187
Mediclinic International PLC	146,457	1,620,907
Merlin Entertainments PLC[b]	274,369	1,543,574
Mondi PLC	144,417	2,814,046
Next PLC	56,420	3,317,414
Persimmon PLC	42,588	880,807
Petrofac Ltd.	75,894	747,295
Provident Financial PLC	59,150	2,130,379
Prudential PLC	1,027,936	16,748,067
Randgold Resources Ltd.	34,351	3,036,393
Reckitt Benckiser Group PLC	253,799	22,660,293
RELX PLC	439,257	7,835,180
Rolls-Royce Holdings PLC	253,890	2,251,963
Rolls-Royce Holdings PLC New[a]	11,550,600	14,102
Sage Group PLC (The)	431,613	3,801,989
Severn Trent PLC	32,669	928,536
Shire PLC	358,631	20,360,143
Sky PLC	408,044	4,075,119
Smith & Nephew PLC	357,994	5,170,595
St. James’s Place PLC	212,485	2,451,546
Taylor Wimpey PLC	1,280,643	2,215,532
Tesco PLC[a]	3,264,534	8,399,798
Travis Perkins PLC	101,283	1,648,340
TUI AG	127,218	1,610,673
Unilever PLC	512,967	21,406,296
Whitbread PLC	72,891	3,217,083
Wolseley PLC	101,556	5,270,802
Worldpay Group PLC[b]	711,813	2,475,061
WPP PLC	519,428	11,275,535

		327,208,700

TOTAL COMMON STOCKS
(Cost: $2,152,456,440)		2,351,486,233

PREFERRED STOCKS — 0.47%

GERMANY — 0.47%
Fuchs Petrolub SE	28,392	1,267,497
Henkel AG & Co. KGaA	71,617	9,177,419
Schaeffler AG	44,408	670,812

		11,115,728

TOTAL PREFERRED STOCKS
(Cost: $8,222,068)		11,115,728

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2016

Security	Shares	Value
RIGHTS — 0.00%

ITALY — 0.00%
EXOR SpA[a]	29,880	$1

		1
SPAIN — 0.00%
Ferrovial SAa	71,335	30,497

		30,497

TOTAL RIGHTS
(Cost: $31,279)		30,498

SHORT-TERM INVESTMENTS — 0.57%

MONEY MARKET FUNDS — 0.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	12,910,639	12,911,930

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[e,f]	705,502	$705,502

		13,617,432

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,616,343)		13,617,432

TOTAL INVESTMENTS IN SECURITIES — 100.12%
(Cost: $2,174,326,130)[h]		2,376,249,891
Other Assets, Less Liabilities — (0.12)%		(2,872,178)

NET ASSETS — 100.00%		$2,373,377,713

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $2,190,264,213. Net unrealized appreciation was $185,985,678, of which $296,458,857 represented gross unrealized appreciation on securities and $110,473,179 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,351,472,131	$14,102	$—	$2,351,486,233
Preferred stocks	11,115,728	—	—	11,115,728
Rights	30,497	1	—	30,498
Money market funds	13,617,432	—	—	13,617,432

Total	$2,376,235,788	$14,103	$—	$2,376,249,891

350

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.13%

AUSTRALIA — 6.40%
Abacus Property Group	934,654	$1,991,430
Adelaide Brighton Ltd.	1,675,994	6,823,109
AET&D Holdings No. 1 Pty Ltd.	169,200	1
Ainsworth Game Technology Ltd.[a]	653,201	887,240
ALS Ltd.	1,543,499	7,317,293
Altium Ltd.[a]	428,123	2,554,116
Ansell Ltd.	514,697	8,495,075
APN News & Media Ltd.[b]	601,361	1,226,383
ARB Corp. Ltd.	227,314	2,950,946
Ardent Leisure Group	1,507,570	2,317,314
Arrium Ltd.[a,b]	18,421,369	140
Asaleo Care Ltd.	1,162,476	1,291,496
Austal Ltd.	1,034,683	1,212,507
Australian Agricultural Co. Ltd.[a,b]	1,909,256	2,535,220
Australian Pharmaceutical Industries Ltd.	1,286,735	1,860,368
Automotive Holdings Group Ltd.	743,188	2,290,392
Aveo Group	1,509,337	3,698,266
AWE Ltd.[b]	1,969,267	816,690
Bapcor Ltd.	769,094	3,002,291
Beach Energy Ltd.	4,934,641	2,722,385
Bellamy’s Australia Ltd.[a]	268,534	2,323,356
Billabong International Ltd.[a,b]	846,244	779,179
Blackmores Ltd.[a]	36,295	3,095,501
BlueScope Steel Ltd.	1,723,104	10,227,327
Breville Group Ltd.	359,809	2,535,357
BT Investment Management Ltd.	543,547	3,825,911
BWP Trust	1,784,350	4,032,669
Cabcharge Australia Ltd.	555,327	1,521,274
carsales.com Ltd.	724,929	5,880,425
Cedar Woods Properties Ltd.	376,710	1,289,958
Charter Hall Group	795,599	2,845,432
Charter Hall Retail REIT	1,208,408	3,816,082
Cleanaway Waste Management Ltd.	5,434,342	4,796,904
Corporate Travel Management Ltd.[a]	194,919	2,818,148
Costa Group Holdings Ltd.	812,081	1,761,166
Cover-More Group Ltd.[a]	1,282,485	1,390,667
Credit Corp. Group Ltd.	220,835	2,977,746
Cromwell Property Group	4,368,333	3,024,915
CSR Ltd.	1,630,651	4,541,488

Security	Shares	Value
CuDeco Ltd.[a,b]	1,170,710	$383,066
Donaco International Ltd.	2,359,703	781,093
Downer EDI Ltd.	1,296,159	5,750,199
DuluxGroup Ltd.	1,186,036	5,812,190
Eclipx Group Ltd.	643,228	1,884,437
Energy World Corp. Ltd.[a,b]	5,537,398	927,010
ERM Power Ltd.	851,854	729,245
Estia Health Ltd.[a]	400,143	816,030
Evolution Mining Ltd.	3,838,983	6,602,078
Fairfax Media Ltd.	7,593,825	4,767,279
FlexiGroup Ltd./Australia	889,819	1,523,492
G8 Education Ltd.	1,040,573	2,502,164
Gateway Lifestyle	1,030,290	1,818,878
GDI Property Group	2,327,612	1,718,060
Genworth Mortgage Insurance Australia Ltd.	738,653	1,719,958
GrainCorp Ltd. Class A	661,916	4,230,953
Greencross Ltd.[a]	280,314	1,488,868
GUD Holdings Ltd.	318,000	2,298,830
GWA Group Ltd.	927,184	2,017,846
Iluka Resources Ltd.[a]	1,262,172	5,541,794
Independence Group NL	1,427,486	4,616,542
Investa Office Fund	2,183,622	7,045,298
Invocare Ltd.	403,385	4,011,912
IOOF Holdings Ltd.	891,587	5,563,315
IPH Ltd.[a]	350,385	1,559,759
Iress Ltd.	403,385	3,483,948
iSentia Group Ltd.	614,217	1,645,207
Jacana Minerals Ltd.	52,407	—
Japara Healthcare Ltd.[a]	760,815	1,088,411
JB Hi-Fi Ltd.	385,173	8,321,034
Karoon Gas Australia Ltd.[a,b]	1,295,571	2,267,489
Macquarie Atlas Roads Group	1,390,379	4,993,801
Magellan Financial Group Ltd.	360,398	5,838,672
Mantra Group Ltd.	989,340	2,476,838
Mayne Pharma Group Ltd.[b]	3,513,139	4,384,249
McMillan Shakespeare Ltd.[a]	256,754	2,115,932
Metals X Ltd.[b]	1,440,434	1,512,615
Metcash Ltd.[b]	2,963,917	4,488,231
Mineral Resources Ltd.	340,340	2,996,418
Monadelphous Group Ltd.[a]	307,419	2,180,232
Myer Holdings Ltd.	2,584,279	2,310,645
MYOB Group Ltd.	549,437	1,546,948

351

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Navitas Ltd.	747,890	$2,982,120
NEXTDC Ltd.[a,b]	895,120	2,506,601
Nine Entertainment Co. Holdings Ltd.	2,082,334	1,362,715
Northern Star Resources Ltd.	1,886,237	5,970,980
Nufarm Ltd./Australia	609,505	4,109,292
OFX Group Ltd.[a]	876,861	1,034,233
Orora Ltd.	3,539,859	7,811,600
OZ Minerals Ltd.	999,942	5,098,068
Pact Group Holdings Ltd.	592,424	2,961,789
Paladin Energy Ltd.[a,b]	7,162,168	763,007
Perpetual Ltd.	131,317	4,520,637
Premier Investments Ltd.	302,097	3,262,007
Primary Health Care Ltd.	1,600,622	4,677,094
Programmed Maintenance Services Ltd.	908,667	992,231
Qube Holdings Ltd.	2,460,412	4,175,118
RCG Corp. Ltd.[a]	1,301,460	1,440,953
Regis Healthcare Ltd.[a]	369,299	1,107,211
Regis Resources Ltd.	1,507,650	3,728,550
Retail Food Group Ltd.[a]	488,191	2,514,980
SAI Global Ltd.	718,031	2,557,085
Sandfire Resources NL	598,903	2,369,823
Select Harvests Ltd.	287,582	1,339,273
Seven West Media Ltd.	3,443,283	1,781,713
SG Fleet Group Ltd.	410,453	1,124,403
Shopping Centres Australasia Property Group	1,918,622	3,197,346
Sigma Pharmaceuticals Ltd.	5,064,206	5,125,297
Sims Metal Management Ltd.	521,165	3,973,736
Sirtex Medical Ltd.	189,029	4,014,619
Southern Cross Media Group Ltd.	2,443,920	2,677,969
Spark Infrastructure Group	4,891,459	8,263,184
Spotless Group Holdings Ltd.	3,321,380	2,527,404
St. Barbara Ltd.[b]	1,614,748	3,231,592
Star Entertainment Grp Ltd. (The)	2,433,907	9,241,885
Steadfast Group Ltd.	2,495,742	4,064,148
Super Retail Group Ltd.	477,589	3,561,529
Syrah Resources Ltd.[a,b]	715,664	1,960,504
Tassal Group Ltd.	1,024,680	3,001,961
Technology One Ltd.	724,929	3,105,703
Ten Network Holdings Ltd.[a,b]	1,379,189	1,086,226
TFS Corp. Ltd.[a]	1,266,709	1,349,463
Tox Free Solutions Ltd.[b]	192,175	343,654
Tox Free Solutions Ltd.	749,486	1,340,255

Security	Shares	Value
Village Roadshow Ltd.	303,401	$1,175,143
Virtus Health Ltd.	408,686	2,167,597
Western Areas Ltd.[a,b]	790,299	1,485,403
WorleyParsons Ltd.[b]	692,535	4,479,368

		386,802,602
AUSTRIA — 0.97%
ams AGa	206,110	5,783,752
Austria Technologie & Systemtechnik AGa	63,592	703,021
BUWOG AG	183,226	4,421,766
CA Immobilien Anlagen AG	223,780	4,057,390
Conwert Immobilien Invest SE	316,844	5,612,764
EVN AG	106,775	1,246,548
FACC AGb	93,084	563,254
IMMOFINANZ AG	2,169,496	4,668,411
Kapsch TrafficCom AG	20,741	926,504
Lenzing AG	25,906	3,369,442
Oesterreichische Post AG	90,240	3,111,564
Palfinger AG	28,274	855,434
RHI AG	121,893	3,065,223
S IMMO AG	578,878	6,206,058
Schoeller-Bleckmann Oilfield Equipment AG	43,034	3,043,187
UNIQA Insurance Group AG	375,928	2,419,807
Wienerberger AG	417,521	6,666,206
Zumtobel Group AG	126,016	2,209,530

		58,929,861
BELGIUM — 1.96%
Ablynx NVa,b	153,390	1,513,316
Ackermans & van Haaren NVa	91,275	12,662,047
Aedifica SAb	81,501	6,754,212
AGFA-Gevaert NVb	759,670	3,156,124
Barco NV	61,825	4,852,517
Befimmo SA	75,243	4,377,288
Bekaert SA	117,770	5,231,112
bpost SA	242,618	6,445,491
Cie. d’Entreprises CFE	19,433	2,137,702
Cofinimmo SA	62,505	7,314,297
D’ieteren SA/NV	75,372	3,320,198
Econocom Group SA/NV	217,542	3,232,456
Elia System Operator SA/NV	112,479	5,813,572
Euronav NV	378,528	2,962,275
EVS Broadcast Equipment SA	53,589	1,870,124

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Exmar NVa	146,191	$1,043,258
Galapagos NVa,b	115,464	7,039,917
Gimv NV	64,181	3,447,406
Intervest Offices & Warehouses NV	90,247	2,389,625
Ion Beam Applications	67,715	3,211,155
KBC Ancora[b]	104,233	3,948,834
Kinepolis Group NVa	44,754	2,010,452
Melexis NV	53,000	3,469,069
Ontex Group NV	209,644	6,330,167
Orange Belgium SAb	108,945	2,450,015
Sofina SA	29,750	4,151,503
Tessenderlo Chemie NVa,b	129,550	4,314,347
Warehouses De Pauw CVA	34,152	3,140,252

		118,588,731
DENMARK — 1.58%
ALK-Abello A/Sa	30,698	4,143,641
Alm Brand A/S	301,508	2,265,925
Amagerbanken A/Sb	130,550	—
Ambu A/S Class Ba	81,262	4,203,114
Bang & Olufsen A/Sa,b	186,084	2,056,586
Bavarian Nordic A/Sa,b	91,864	3,113,506
D/S Norden A/Sa,b	75,372	1,071,245
Dfds A/S	97,165	4,689,189
FLSmidth & Co. A/Sa	111,890	4,059,344
GN Store Nord A/S	500,560	10,134,899
IC Group A/S	37,097	874,652
Jyske Bank A/S Registered	199,632	9,045,901
Matas A/S	87,771	1,700,800
NKT Holding A/S	85,263	5,734,331
Per Aarsleff Holding A/S	61,236	1,443,788
Rockwool International A/S Class B	20,605	3,443,200
Royal Unibrew A/S	153,915	7,189,799
Schouw & Co. AB	50,055	3,175,391
SimCorp A/S	155,466	8,579,536
Solar A/S Class B	24,163	1,326,336
Spar Nord Bank A/S	244,595	2,450,942
Sydbank A/S	234,961	7,336,743
Topdanmark A/Sb	237,317	6,382,168
TORM PLC	98,760	844,084
Zealand Pharma A/Sa,b	39,004	540,273

		95,805,393
FINLAND — 1.52%
Amer Sports OYJ	373,356	10,149,970

Security	Shares	Value
Cargotec OYJ Class B	93,631	$3,836,621
Caverion Corp.[a]	317,411	2,282,526
Citycon OYJ	923,163	2,161,571
Cramo OYJ	97,766	2,566,748
F-Secure OYJ	323,986	1,143,595
Ferratum OYJ[a]	44,784	697,110
HKScan OYJ Class A	233,089	809,974
Huhtamaki OYJ	308,576	12,441,244
Kemira OYJ	209,103	2,489,316
Kesko OYJ Class B	186,745	9,269,266
Konecranes OYJ	143,121	4,871,412
Metsa Board OYJ	500,349	2,871,307
Oriola-KD OYJ Class B	345,157	1,615,602
Outokumpu OYJ[b]	847,421	5,898,789
Outotec OYJ[a,b]	532,560	2,316,489
PKC Group OYJ[a]	65,519	1,146,997
Ramirent OYJ	209,644	1,544,335
Sanoma OYJ	233,194	2,181,779
Sponda OYJ	499,980	2,363,313
Stockmann OYJ Abp Class Ba,b	101,324	755,286
Technopolis OYJ	412,722	1,425,142
Tieto OYJ	209,644	5,742,998
Uponor OYJ	218,479	3,712,200
Valmet OYJ	353,330	5,240,446
YIT OYJ	303,275	2,523,297

		92,057,333
FRANCE — 4.32%
AB Science SAa,b	51,233	569,479
Adocia[a,b]	12,178	664,806
Air France-KLM[b]	432,468	2,634,890
Akka Technologies	31,640	1,104,678
Albioma SA	116,003	1,913,796
Alten SA	82,458	5,885,325
Altran Technologies SA	564,751	8,048,043
APERAM SAa	138,512	6,285,289
Assystem	27,673	828,150
Axway Software SA	30,143	922,554
Boiron SA	17,083	1,442,681
Bonduelle SCA[a]	39,621	938,143
Bourbon Corp.[a]	121,305	1,582,398
Cegedim SAb	24,682	627,709
Cegid Group SA	17,370	52,172
Cellectis SAa,b	74,095	1,311,751

353

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Coface SAb	289,816	$1,874,091
DBV Technologies SAa,b	59,469	4,104,359
Derichebourg SA	577,699	1,807,364
Elior Group[c]	260,908	5,850,282
Elis SA	243,207	4,036,378
Esso SA Francaise[b]	16,443	661,150
Etablissements Maurel et Prom[a,b]	454,808	1,999,228
Euler Hermes Group	40,631	3,520,865
Eurofins Scientific SE	31,368	14,232,205
Europcar Groupe SAa,b,c	275,980	2,561,214
Faiveley Transport SA	20,070	2,185,774
Faurecia	195,508	7,181,727
FFP	24,139	1,772,899
Gaztransport Et Technigaz SA	75,372	2,544,783
Genfit[a,b]	72,536	1,355,713
Groupe Fnac SAb	47,825	3,255,641
Guerbet	21,783	1,292,306
Haulotte Group SA	163,123	2,256,651
Havas SA	439,208	3,568,100
ID Logistics Group[b]	7,728	1,088,580
Innate Pharma SAa,b	135,440	1,588,622
Interparfums SA	25,879	741,271
Ipsen SA	96,588	6,666,192
IPSOS	113,068	3,687,369
Jacquet Metal Service	149,010	2,499,176
Korian SA	124,249	3,800,711
LISI	49,544	1,464,473
Manitou BF SA	31,231	563,173
Marie Brizard Wine & Spirits SAa,b	88,919	1,509,857
Mercialys SA	93,090	1,925,595
Mersen	47,140	942,033
Metropole Television SA	153,110	2,664,448
Naturex[b]	21,194	1,920,661
Neopost SA	88,238	2,667,718
Nexans SAb	87,152	4,946,857
Nexity SA	111,892	5,610,901
Oeneo SA	76,787	683,492
Orpea	157,264	13,074,274
Parrot SAa,b	68,604	609,150
Pierre & Vacances SAb	25,906	1,012,395
Plastic Omnium SA	174,894	5,690,216
Rallye SAa	85,472	1,545,021
Rubis SCA	110,153	10,031,890

Security	Shares	Value
Sartorius Stedim Biotech	78,918	$5,314,306
SEB SA	83,752	12,306,993
Seche Environnement SA	17,015	522,252
Sopra Steria Group	44,754	4,545,839
SPIE SA	204,827	3,868,677
Ste Industrielle d’Aviation Latecoere SAb	206,914	793,867
Synergie SA	23,250	751,856
Tarkett SA	55,356	1,968,804
Technicolor SA Registered	1,111,832	6,491,279
Teleperformance	190,207	20,072,774
Television Francaise 1	360,987	3,323,207
Trigano SA	32,385	2,288,004
Ubisoft Entertainment SAa,b	294,440	10,005,722
Vallourec SAa,b	974,417	4,781,067
Vicat SA	47,140	2,959,421
Vilmorin & Cie SA	20,695	1,242,505
Virbac SAb	11,770	1,870,830

		260,914,072
GERMANY — 5.88%
Aareal Bank AG	161,356	5,813,112
ADLER Real Estate AGa,b	71,249	1,042,287
ADO Properties SAc	92,489	3,365,524
ADVA Optical Networking SEa,b	146,042	1,160,022
AIXTRON SEb	276,080	1,365,507
Alstria office REIT AGa	316,395	4,077,014
Amadeus Fire AG	17,672	1,417,841
AURELIUS Equity Opportunities SE & Co KGaA	75,372	4,484,766
Aurubis AG	120,716	6,271,068
Bauer AG	58,451	802,207
BayWa AGa	29,470	987,403
Bechtle AG	42,398	4,450,144
Bertrandt AGa	20,231	2,152,300
Bijou Brigitte AG	15,062	891,592
Borussia Dortmund GmbH & Co. KGaA	421,055	2,653,974
BRAAS Monier Building Group SA	70,143	2,016,461
CANCOM SEa	54,178	2,456,368
Carl Zeiss Meditec AG Bearer	102,466	3,679,149
CENTROTEC Sustainable AG	56,534	926,490
CompuGroup Medical SE	73,605	3,254,059
CTS Eventim AG & Co. KGaA	134,851	4,838,270
Deutsche Euroshop AG	101,877	4,394,514

354

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Deutsche Pfandbriefbank AGc	325,068	$3,334,626
DEUTZ AG	400,055	1,973,432
Dialog Semiconductor PLC[a,b]	226,725	8,885,163
DMG Mori AG	184,906	8,451,327
Draegerwerk AG & Co. KGaA	14,715	937,187
Drillisch AGa	146,042	6,659,798
Duerr AG	73,016	5,434,727
ElringKlinger AGa	92,567	1,431,770
Evotec AGb	300,919	1,649,667
Freenet AG	337,082	9,646,043
Gerresheimer AG	105,411	7,939,549
Gesco AG	17,995	1,436,456
GFT Technologies SE	47,170	941,599
Grammer AG	35,330	2,015,057
Grand City Properties SA	339,793	5,961,562
GRENKE AG	28,262	4,913,557
Heidelberger Druckmaschinen AGa,b	947,531	2,513,615
Indus Holding AG	51,822	3,051,120
Jenoptik AG	141,919	2,430,029
KION Group AG	193,741	11,685,090
Kloeckner & Co. SEb	319,922	3,987,443
Koenig & Bauer AGb	37,485	1,758,081
Krones AG	41,809	4,255,412
KUKA AG New[b]	81,796	9,289,274
KWS Saat SE	6,469	2,113,213
LEG Immobilien AG	196,097	16,517,649
LEONI AGa	98,932	3,750,719
Manz AGa,b	18,249	664,451
MLP AG	361,091	1,464,564
MorphoSys AGa,b	76,550	3,384,257
MTU Aero Engines AG	137,862	14,368,905
Nemetschek SE	51,233	3,189,981
Nordex SEa,b	207,288	5,443,275
NORMA Group SE	91,275	4,194,334
PATRIZIA Immobilien AGb	180,242	3,720,457
Pfeiffer Vacuum Technology AG	33,563	3,041,576
Rational AG	10,003	5,181,101
Rheinmetall AG	122,482	8,473,452
RHOEN-KLINIKUM AG	221,424	6,154,294
RIB Software AGa	126,605	1,711,906
SAF-Holland SA	161,356	2,162,340
Salzgitter AG	123,660	4,053,128
SGL Carbon SEa,b	144,864	1,803,968
Sixt SEa	41,220	2,494,233

Security	Shares	Value
SLM Solutions Group AGa,b	45,932	$1,515,555
SMA Solar Technology AGa	37,097	950,358
Software AG	201,398	7,307,572
STADA Arzneimittel AG	190,796	9,538,315
STRATEC Biomedical AG	18,862	1,074,973
Stroeer SE & Co. KGaA[a]	86,563	3,940,324
Suedzucker AG	234,372	5,996,482
TAG Immobilien AG	332,725	4,435,156
Takkt AG	110,123	2,605,070
TLG Immobilien AG	197,864	4,138,425
Uniper SEb	602,977	8,014,426
Vossloh AGa,b	43,653	2,645,761
VTG AGa	22,372	681,773
Wacker Chemie AGa	52,411	4,661,733
Wacker Neuson SE	87,152	1,203,754
Wincor Nixdorf AGb	80,871	5,881,095
Wirecard AGa	389,913	18,471,075
XING AG	14,715	2,991,418
zooplus AGa,b	18,249	2,591,591

		355,614,315
HONG KONG — 2.66%
Bright Smart Securities & Commodities Group Ltd.	3,570,000	1,519,178
Brightoil Petroleum Holdings Ltd.[a]	10,330,512	2,983,984
Cafe de Coral Holdings Ltd.	2,380,000	8,409,189
Champion REIT	12,682,000	7,211,954
China Financial International Investments Ltd.[a,b]	17,850,000	909,205
China LNG Group Ltd.[a,b]	79,980,000	2,341,175
China Soft Power Technology Holdings Ltd.[b]	16,352,000	392,203
China Strategic Holdings Ltd.[b]	60,850,000	1,443,793
Chow Sang Sang Holdings International Ltd.[a]	1,190,000	2,102,297
Citic Telecom International Holdings Ltd.	5,880,000	2,016,906
CK Life Sciences International Holdings Inc.[a]	15,588,000	1,366,866
CSI Properties Ltd.[a]	44,840,000	1,619,013
Dah Sing Banking Group Ltd.	1,904,000	3,447,154
Dah Sing Financial Holdings Ltd.[a]	476,000	3,234,776
Emperor Capital Group Ltd.[a]	13,782,000	1,457,312
Enerchina Holdings Ltd.[b]	21,177,000	1,474,636
Esprit Holdings Ltd.[a,b]	6,189,800	5,108,380

355

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Freeman FinTech Corp. Ltd.[b]	35,280,000	$2,411,188
G-Resources Group Ltd.	89,411,400	1,568,045
GCL New Energy Holdings Ltd.[a,b]	24,380,000	1,461,885
Giordano International Ltd.	5,950,000	3,138,101
Great Eagle Holdings Ltd.	1,190,000	5,286,434
Guotai Junan International Holdings Ltd.[a]	8,825,000	3,379,853
Haitong International Securities Group Ltd.[a]	5,950,000	3,820,964
HKBN Ltd.[a]	3,529,000	4,163,891
Hopewell Holdings Ltd.	1,785,000	6,260,856
Hutchison Telecommunications Hong Kong Holdings Ltd.	8,330,000	2,685,416
Hybrid Kinetic Group Ltd.[a,b]	61,636,000	1,788,313
IGG Inc.	2,935,000	2,145,941
IT Ltd.	3,570,000	1,316,621
Johnson Electric Holdings Ltd.	1,558,750	3,770,821
Kerry Logistics Network Ltd.	2,082,500	2,765,979
KuangChi Science Ltd.[a,b]	4,113,000	1,432,020
Lai Sun Development Co. Ltd.[a]	92,567,665	1,897,942
Landing International Development Ltd.[a,b]	41,180,000	993,012
Luk Fook Holdings International Ltd.[a]	1,190,000	3,491,041
Man Wah Holdings Ltd.	4,760,000	3,161,119
Mason Financial Holdings Ltd.[a,b]	35,700,000	819,436
Melco International Development Ltd.[a]	2,975,000	3,890,017
NewOcean Energy Holdings Ltd.	4,760,000	1,227,619
Orient Overseas International Ltd.[a]	595,000	2,228,895
Pacific Textiles Holdings Ltd.[a]	2,380,000	3,001,528
Playmates Toys Ltd.	4,760,000	748,847
Prosperity REIT	7,401,000	3,197,141
Realord Group Holdings Ltd.[a,b]	1,190,000	774,934
Sa Sa International Holdings Ltd.[a]	3,570,000	1,634,268
Samson Holding Ltd.	7,417,000	650,375
Shun Tak Holdings Ltd.[a,b]	7,140,000	2,412,271
Sincere Watch Hong Kong Ltd.[a,b]	17,850,000	492,582
Singamas Container Holdings Ltd.[b]	8,976,000	937,550
SITC International Holdings Co. Ltd.[a]	4,484,000	2,654,024
SmarTone Telecommunications Holdings Ltd.	1,487,500	2,248,077
Summit Ascent Holdings Ltd.[a,b]	5,870,000	1,793,961
Suncorp Technologies Ltd.[a,b]	58,800,000	576,259
Television Broadcasts Ltd.	583,100	2,112,885
Texwinca Holdings Ltd.[a]	2,380,000	1,669,562
Town Health International Medical Group Ltd.[a]	14,116,000	2,257,147

Security	Shares	Value
Truly International Holdings Ltd.	7,140,000	$2,798,971
United Laboratories International Holdings Ltd. (The)[b]	2,380,000	1,316,621
Value Partners Group Ltd.[a]	3,570,000	3,415,849
VST Holdings Ltd.	4,976,000	1,456,575
VTech Holdings Ltd.[a]	595,000	7,304,332
Xinyi Automobile Glass Hong Kong Enterprises Ltd.[b]	1	—
Xinyi Glass Holdings Ltd.[a]	5,950,000	5,117,636

		160,714,825
IRELAND — 0.84%
C&C Group PLC	1,229,612	4,717,654
FBD Holdings PLC[b]	197,972	1,323,804
Glanbia PLC	576,657	9,380,833
Hibernia REIT PLC	1,953,805	2,747,880
Irish Continental Group PLC	478,178	2,226,712
Kingspan Group PLC	454,628	11,113,503
Origin Enterprises PLC	403,494	2,499,053
Permanent TSB Group Holdings PLC[b]	509,396	1,384,832
Smurfit Kappa Group PLC	705,041	15,426,409

		50,820,680
ISRAEL — 1.44%
Africa Israel Properties Ltd.	81,023	1,391,907
Airport City Ltd.[b]	302,031	3,283,200
Alony Hetz Properties & Investments Ltd.	242,861	2,086,706
Amot Investments Ltd.	359,221	1,498,352
B Communications Ltd.	40,631	898,585
Bayside Land Corp.	2,935	1,148,568
Caesarstone Ltd.[b]	70,089	2,477,646
Cellcom Israel Ltd.[b]	180,783	1,363,627
Clal Insurance Enterprises Holdings Ltd.[a,b]	120,426	1,382,452
CyberArk Software Ltd.[b]	63,003	2,945,390
Delek Automotive Systems Ltd.	119,483	1,020,398
Elbit Systems Ltd.	67,715	6,699,742
Electra Ltd./Israel	8,378	1,150,238
First International Bank of Israel Ltd.[a]	127,194	1,636,000
Frutarom Industries Ltd.[a]	144,275	7,625,648
Gazit-Globe Ltd.	228,639	2,059,757
Harel Insurance Investments & Financial Services Ltd.	429,890	1,661,043
IDI Insurance Co. Ltd.	23,550	1,168,088

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Israel Discount Bank Ltd. Class Ab	3,134,108	$5,752,162
Ituran Location and Control Ltd.	121,452	3,230,623
Jerusalem Oil Exploration[b]	75,962	3,340,521
Kornit Digital Ltd.[b]	85,998	885,779
Matrix IT Ltd.[a]	274,618	1,946,286
Melisron Ltd.[a]	82,642	3,500,897
Menora Mivtachim Holdings Ltd.[b]	138,385	1,230,826
Naphtha Israel Petroleum Corp. Ltd.[b]	371,002	2,012,123
Neuroderm Ltd.[b]	38,475	706,016
Norstar Holdings Inc.[a]	74,254	1,254,161
Oil Refineries Ltd.[b]	2,946,247	1,038,670
Partner Communications Co. Ltd.[b]	311,521	1,451,878
Paz Oil Co. Ltd.	18,341	2,862,394
Phoenix Holdings Ltd. (The)[b]	323,301	922,587
Plus500 Ltd.	238,495	1,800,939
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	44,246	1,778,734
Sapiens International Corp. NV	102,502	1,400,872
Shikun & Binui Ltd.[a]	534,439	926,749
Shufersal Ltd.	380,424	1,435,245
Strauss Group Ltd.[a]	110,712	1,741,090
Tower Semiconductor Ltd.[b]	203,314	3,143,917
Wix.com Ltd.[b]	72,827	2,913,080

		86,772,896
ITALY — 3.46%
A2A SpA	4,369,610	5,944,350
ACEA SpA	136,047	1,759,790
Amplifon SpA[a]	190,796	2,014,121
Anima Holding SpA[c]	668,395	3,251,700
Ansaldo STS SpA	346,442	3,976,190
Astaldi SpA[a]	158,525	639,145
Autogrill SpA	524,110	4,363,552
Azimut Holding SpA	316,516	5,072,628
Banca Generali SpA	204,343	4,531,538
Banca IFIS SpA	71,838	2,075,032
Banca Mediolanum SpA	810,903	5,600,147
Banca Monte dei Paschi di Siena SpA[a,b]	7,551,954	2,012,492
Banca Popolare dell’Emilia Romagna SC	1,378,066	6,456,460
Banca Popolare di Milano Scarl[a]	10,524,126	4,817,664
Banca Popolare di Sondrio SCPA	1,490,500	4,967,015
Banco Popolare SC	2,269,680	6,528,575

Security	Shares	Value
Beni Stabili SpA SIIQ	4,880,378	$2,843,457
Biesse SpA	49,466	851,869
Brembo SpA	84,207	5,196,926
Buzzi Unicem SpA	317,411	6,165,604
Cairo Communication SpA[a]	190,724	815,380
Cerved Information Solutions SpA	554,738	4,460,443
CIR-Compagnie Industriali Riunite SpA	3,056,959	3,404,656
Credito Emiliano SpA	133,673	751,711
Credito Valtellinese SC	3,596,036	1,578,367
Danieli & C Officine Meccaniche SpA RSP	209,056	2,795,841
Datalogic SpA	57,123	1,196,009
Davide Campari-Milano SpA	1,145,406	11,520,079
De’ Longhi SpA	175,482	4,101,188
DiaSorin SpA	84,207	5,169,234
Ei Towers SpA[b]	41,809	1,970,735
ERG SpA[a]	173,862	1,928,746
Esprinet SpA	93,673	693,120
Fincantieri SpA[a,b]	1,511,104	683,626
FinecoBank Banca Fineco SpA	530,004	3,090,870
Geox SpA[a]	223,452	481,078
Gruppo Editoriale L’Espresso SpA[b]	1,087,925	902,786
Hera SpA	2,578,790	6,586,608
Industria Macchine Automatiche SpA	34,741	2,145,983
Infrastrutture Wireless Italiane SpA[c]	533,083	2,518,616
Interpump Group SpA	244,385	3,916,624
Iren SpA	1,357,994	2,435,404
Italmobiliare SpA	20,610	976,230
Juventus Football Club SpA[b]	6,652,184	2,140,239
La Doria SpA	32,385	271,933
Maire Tecnimont SpA	490,547	1,183,023
MARR SpA	252,043	4,636,140
Mediaset SpA	2,304,936	6,579,453
Moleskine SpA	381,013	1,006,576
Moncler SpA	383,958	6,384,976
Newron Pharmaceuticals SpA[a,b]	49,466	950,403
OVS SpA[c]	353,616	1,933,518
Piaggio & C SpA[a]	507,940	885,318
RAI Way SpA[c]	269,231	1,047,715
Recordati SpA	406,919	11,499,549
Reply SpA	32,518	4,081,495

357

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Safilo Group SpA[b]	105,669	$1,104,481
Salini Impregilo SpA	643,657	1,792,166
Salvatore Ferragamo SpA	159,589	3,899,446
Saras SpA	754,372	1,308,224
Societa Cattolica di Assicurazioni Scrl	478,767	2,891,783
Tod’s SpA[a]	42,988	2,511,680
TREVI-Finanziaria Industriale SpA[a,b]	394,560	580,870
Unipol Gruppo Finanziario SpA	1,236,777	3,777,135
Vittoria Assicurazioni SpA	53,661	572,350
Yoox Net-A-Porter Group SpA[b]	173,126	4,972,257

		209,202,319
JAPAN — 32.75%
77 Bank Ltd. (The)	1,190,000	5,378,979
Accordia Golf Co. Ltd.	297,500	3,000,904
Achilles Corp.	119,000	1,709,949
Activia Properties Inc.	1,785	8,662,987
Adastria Co. Ltd.	148,680	3,893,680
ADEKA Corp.	297,500	4,501,356
Advance Residence Investment Corp.	4,165	11,628,786
Advantest Corp.	476,000	6,808,089
Adways Inc.[a]	178,500	952,929
Aeon Delight Co. Ltd.	59,500	1,758,077
AEON REIT Investment Corp.	3,570	4,324,699
Ai Holdings Corp.	178,500	4,387,548
Aica Kogyo Co. Ltd.	178,500	5,095,875
Aida Engineering Ltd.	238,000	2,047,409
Aiful Corp.[a,b]	1,000,300	3,046,067
Ain Holdings Inc.	59,500	4,014,417
Akebono Brake Industry Co. Ltd.[a,b]	507,300	965,504
Alpine Electronics Inc.	178,500	2,378,075
Amano Corp.	178,500	3,320,812
Anicom Holdings Inc.[a]	59,500	1,334,553
Anritsu Corp.	476,000	2,523,024
Aoyama Trading Co. Ltd.	178,500	6,284,912
Arcs Co. Ltd.	119,000	2,988,447
Ardepro Co. Ltd.[a]	809,700	839,866
Ariake Japan Co. Ltd.	59,500	3,323,643
Asahi Diamond Industrial Co. Ltd.	238,000	1,773,364
Asahi Holdings Inc.	59,500	1,069,001
Asahi Intecc Co. Ltd.	178,500	7,728,743
Asatsu-DK Inc.	119,000	3,300,994
ASKA Pharmaceutical Co. Ltd.	119,000	2,054,204
ASKUL Corp.[a]	59,500	2,448,851
Asukanet Co. Ltd.[a]	59,500	614,902

Security	Shares	Value
Autobacs Seven Co. Ltd.	238,000	$3,383,661
Avex Group Holdings Inc.	119,000	1,574,059
Awa Bank Ltd. (The)	1,190,000	7,824,999
Azbil Corp.	297,500	8,832,850
Bank of Iwate Ltd. (The)	59,500	2,505,472
Bank of Nagoya Ltd. (The)	119,000	4,189,941
Benefit One Inc.	119,000	3,442,547
BIC Camera Inc.[a]	297,500	2,562,093
Broadleaf Co. Ltd.	119,000	1,337,384
Bunka Shutter Co. Ltd.	238,000	1,972,670
Calsonic Kansei Corp.	595,000	7,445,639
Canon Marketing Japan Inc.	238,000	4,110,672
Capcom Co. Ltd.[a]	238,000	6,149,022
Central Glass Co. Ltd.	595,000	2,434,696
Chiyoda Corp.	595,000	5,192,130
Ci:z Holdings Co. Ltd.	119,000	3,408,574
Citizen Watch Co. Ltd.	765,900	4,307,436
CKD Corp.	238,000	2,966,932
Clarion Co. Ltd.	595,000	1,953,419
Coca-Cola East Japan Co. Ltd.	238,000	5,245,354
Coca-Cola West Co. Ltd.	238,000	7,032,307
COLOPL Inc.[a]	178,500	2,570,020
Colowide Co. Ltd.[a]	238,000	4,622,525
Comforia Residential REIT Inc.	2,380	5,342,742
COMSYS Holdings Corp.	357,000	6,288,309
COOKPAD Inc.[a]	178,500	1,696,926
Cosmo Energy Holdings Co. Ltd.	238,000	3,120,940
Cosmos Pharmaceutical Corp.	18,000	3,917,400
CyberAgent Inc.	357,000	10,378,598
Daido Steel Co. Ltd.	985,000	4,180,521
Daifuku Co. Ltd.	297,500	5,384,641
Daihen Corp.	595,000	3,448,209
Daiichikosho Co. Ltd.	119,000	5,169,482
Daikokutenbussan Co. Ltd.	61,500	2,888,162
Daikyo Inc.	1,190,000	2,547,937
Daio Paper Corp.[a]	357,000	4,287,329
Daiseki Co. Ltd.	119,000	2,443,755
Daishi Bank Ltd. (The)	1,785,000	7,677,785
Daiwa Office Investment Corp.	1,190	6,703,906
Daiwabo Holdings Co. Ltd.	1,190,000	2,876,338
DCM Holdings Co. Ltd.	357,000	3,125,470
DeNA Co. Ltd.	297,500	9,568,920
Denka Co. Ltd.	1,190,000	5,401,627

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Descente Ltd.	178,500	$2,476,595
Dexerials Corp.[b]	178,500	1,433,639
DIC Corp.	238,000	7,213,494
Digital Garage Inc.	157,000	2,968,635
Dip Corp.	119,000	3,157,178
Disco Corp.	119,000	14,381,691
DMG Mori Co. Ltd.	357,000	3,787,934
Dowa Holdings Co. Ltd.	595,000	4,422,087
Duskin Co. Ltd.	297,500	5,713,042
Ebara Corp.	238,000	7,066,280
EDION Corp.[a]	357,000	3,162,840
Euglena Co. Ltd.[a,b]	178,500	2,425,636
Exedy Corp.	178,500	5,080,587
Ezaki Glico Co. Ltd.	126,200	7,169,567
F@N Communications Inc.	178,500	1,333,421
Fancl Corp.	119,000	1,797,145
Financial Products Group Co. Ltd.[a]	238,000	2,083,647
FP Corp.	59,500	3,204,739
Frontier Real Estate Investment Corp.	1,190	5,594,138
Fudo Tetra Corp.	1,059,200	1,864,700
Fuji Machine Manufacturing Co. Ltd.	297,500	3,787,934
Fuji Oil Holdings Inc.	238,000	4,588,552
Fuji Seal International Inc.	59,500	2,454,513
Fuji Soft Inc.	119,000	3,161,707
Fujibo Holdings Inc.	59,500	1,882,643
Fujikura Ltd.	1,190,000	6,998,335
Fujimi Inc.	59,500	926,317
Fujitec Co. Ltd.	178,500	2,041,747
Fukuoka REIT Corp.	1,785	3,088,100
Funai Electric Co. Ltd.[a]	119,000	970,481
Funai Soken Holdings Inc.	128,640	1,988,023
Furukawa Co. Ltd.	1,190,000	1,902,460
Furukawa Electric Co. Ltd.	238,000	7,009,659
Futaba Industrial Co. Ltd.	447,600	2,666,390
Fuyo General Lease Co. Ltd.	59,500	3,017,890
Geo Holdings Corp.[a]	119,000	1,509,511
Global One Real Estate Investment Corp.	1,190	4,484,370
Glory Ltd.	238,000	7,870,295
GLP J-REIT	7,140	8,934,767
GMO Internet Inc.	238,000	3,182,091
GMO Payment Gateway Inc.[a]	59,500	2,734,786
Gree Inc.	357,000	1,980,597
GS Yuasa Corp.	1,190,000	5,141,171
Gunze Ltd.	595,000	1,998,715
Gurunavi Inc.	119,000	3,261,360

Security	Shares	Value
H2O Retailing Corp.	297,500	$4,416,425
Hanwa Co. Ltd.	1,190,000	7,281,439
Harmonic Drive Systems Inc.[a]	119,000	3,353,086
Haseko Corp.	892,500	8,688,466
Hazama Ando Corp.	595,000	3,838,892
Heiwa Corp.	119,000	2,797,069
Heiwa Real Estate Co. Ltd.	238,000	3,383,661
Heiwa Real Estate REIT Inc.	2,975	2,245,016
HIS Co. Ltd.	178,500	4,871,656
Hitachi Capital Corp.	178,500	3,988,371
Hitachi Zosen Corp.	588,000	2,960,004
Hogy Medical Co. Ltd.	119,000	7,836,323
Hokkaido Electric Power Co. Inc.	595,000	4,524,004
Hokkoku Bank Ltd. (The)	1,785,000	5,979,160
Hokuetsu Kishu Paper Co. Ltd.	476,000	2,975,991
Hokuhoku Financial Group Inc.	357,000	5,146,834
HORIBA Ltd.	119,000	5,684,731
Hoshino Resorts REIT Inc.	412	2,411,191
Hosiden Corp.	357,000	2,646,458
House Foods Group Inc.	297,500	6,638,792
Hulic Reit Inc.	2,975	5,203,454
Hyakugo Bank Ltd. (The)	1,190,000	4,382,452
Hyakujushi Bank Ltd. (The)	1,785,000	6,081,077
Ibiden Co. Ltd.	297,500	4,317,338
IBJ Leasing Co. Ltd.	119,000	2,489,052
Ichigo Inc.	823,600	3,573,884
Ichigo Office REIT Investment	4,165	2,802,165
IDOM Inc.[a]	238,000	1,241,129
Iino Kaiun Kaisha Ltd.	506,100	1,883,096
Inabata & Co. Ltd.	238,000	2,588,704
Industrial & Infrastructure Fund Investment Corp.	1,190	6,262,264
Ines Corp.	178,500	1,985,693
Infomart Corp.[a]	178,500	2,118,185
Internet Initiative Japan Inc.	119,000	2,101,765
Invesco Office J-Reit Inc.	2,380	1,920,579
Invincible Investment Corp.	10,115	4,909,026
Iriso Electronics Co. Ltd.	59,500	3,272,684
Iseki & Co. Ltd.[a]	1,190,000	2,944,283
Ishihara Sangyo Kaisha Ltd.[b]	297,500	2,259,171
Ito EN Ltd.	178,500	6,505,733
Itoki Corp.	238,000	1,467,612
IwaiCosmo Holdings Inc.	178,500	1,552,543
Iwatani Corp.	595,000	3,555,788

359

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Izumi Co. Ltd.	178,500	$8,255,317
J Trust Co. Ltd.	238,000	1,945,492
Jaccs Co. Ltd.	595,000	2,332,778
Jafco Co. Ltd.	119,000	3,957,796
Japan Communications Inc.[b]	518,200	877,762
Japan Digital Laboratory Co. Ltd.	238,000	3,700,737
Japan Display Inc.[a,b]	1,412,600	2,782,587
Japan Excellent Inc.	4,760	6,635,961
Japan Hotel REIT Investment Corp.	10,710	7,225,950
Japan Logistics Fund Inc.	4,760	10,332,169
Japan Petroleum Exploration Co. Ltd.	119,000	2,612,485
Japan Rental Housing Investments Inc.	5,355	4,132,754
Japan Securities Finance Co. Ltd.	705,800	3,136,590
Japan Steel Works Ltd. (The)	238,000	5,111,729
Jin Co. Ltd.[a]	59,500	3,091,497
Juki Corp.	119,000	890,079
Juroku Bank Ltd. (The)	1,785,000	5,384,641
JVC Kenwood Corp.	588,080	1,589,330
K’s Holdings Corp.	357,020	6,179,944
kabu.com Securities Co. Ltd.	823,600	2,594,201
Kadokawa Dwango[b]	183,467	2,707,878
Kagome Co. Ltd.	357,000	9,352,629
Kaken Pharmaceutical Co. Ltd.	100,600	6,337,460
Kanamoto Co. Ltd.	59,500	1,429,676
Kanematsu Corp.	1,190,000	1,959,081
Kawasaki Kisen Kaisha Ltd.[a]	2,975,000	7,360,708
Keihin Corp.	119,000	1,935,300
Keiyo Bank Ltd. (The)	1,785,000	7,507,922
Kenedix Inc.	823,600	3,464,159
Kenedix Office Investment Corp.	1,190	6,681,258
Kenedix Residential Investment Corp.	1,190	3,370,072
Kenedix Retail REIT Corp.	1,785	4,297,521
Kewpie Corp.	357,000	10,140,791
Kinden Corp.	595,000	7,168,197
Kintetsu World Express Inc.	119,000	1,619,356
Kitz Corp.	588,000	3,379,664
Kiyo Bank Ltd. (The)	416,500	6,908,308
Koa Corp.	238,000	2,190,094
Kobayashi Pharmaceutical Co. Ltd.	357,000	18,650,902
Kokuyo Co. Ltd.	297,500	3,940,810

Security	Shares	Value
Komeri Co. Ltd.	178,500	$4,360,370
Komori Corp.	178,500	2,265,966
Konishi Co. Ltd.	119,000	1,414,388
Kumagai Gumi Co. Ltd.	1,190,000	3,159,442
KYB Corp.	595,000	2,723,462
Kyodo Printing Co. Ltd.	626,000	2,120,721
KYORIN Holdings Inc.	178,500	3,991,769
Kyowa Exeo Corp.	297,500	4,473,046
Kyudenko Corp.	119,000	3,833,230
Laox Co. Ltd.[a,b]	178,500	1,440,434
Leopalace21 Corp.	773,500	5,034,724
Lintec Corp.	119,000	2,593,234
Lion Corp.	595,000	9,733,121
Macnica Fuji Electronics Holdings Inc.	135,550	1,700,099
Maeda Corp.	595,000	5,514,869
Maeda Kosen Co. Ltd.[a]	119,000	1,319,265
Maeda Road Construction Co. Ltd.	141,000	2,608,403
Makino Milling Machine Co. Ltd.	595,000	3,782,271
Maruha Nichiro Corp.	297,500	8,246,824
Marusan Securities Co. Ltd.	357,000	2,965,799
Marvelous Inc.[a]	119,000	845,915
Matsui Securities Co. Ltd.	357,000	2,857,087
Matsumotokiyoshi Holdings Co. Ltd.	119,000	6,126,374
Matsuya Co. Ltd.[a]	178,500	1,426,845
MCUBS MidCity Investment Corp.	1,785	5,792,311
MEGMILK SNOW BRAND Co. Ltd.	178,500	6,208,474
Meidensha Corp.	595,000	1,993,053
Meitec Corp.	178,500	6,081,077
Micronics Japan Co. Ltd.	119,000	1,375,886
Ministop Co. Ltd.	119,000	2,049,674
Mirait Holdings Corp.	238,000	2,110,825
Misawa Homes Co. Ltd.	178,500	1,343,612
MISUMI Group Inc.	833,000	15,195,899
Mitsuba Corp.	119,000	1,739,392
Mitsubishi Steel Manufacturing Co. Ltd.	1,785,000	3,210,401
Mitsui Engineering & Shipbuilding Co. Ltd.	2,380,000	3,306,657
Mitsui Mining & Smelting Co. Ltd.	2,380,000	5,299,710
Mitsumi Electric Co. Ltd.[a,b]	352,400	2,139,518

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Miura Co. Ltd.	297,500	$5,132,678
Mizuno Corp.	1,190,000	6,398,154
Modec Inc.	59,500	1,007,285
Monex Group Inc.[a]	705,870	1,618,829
MonotaRO Co. Ltd.[a]	238,000	5,802,503
Mori Hills REIT Investment Corp.	4,760	6,694,847
MORI TRUST Sogo REIT Inc.	3,570	5,737,955
Morinaga & Co. Ltd./Japan	119,000	5,531,855
Morinaga Milk Industry Co. Ltd.	595,000	4,790,122
MOS Food Services Inc.	119,000	3,997,431
Musashino Bank Ltd. (The)	178,500	4,929,410
Nachi-Fujikoshi Corp.	595,000	2,259,171
Nagase & Co. Ltd.	416,500	5,330,851
Nakanishi Inc.	59,500	2,126,112
Namura Shipbuilding Co. Ltd.	238,000	1,451,758
Nankai Electric Railway Co. Ltd.	1,785,000	8,102,441
NanoCarrier Co. Ltd.[a,b]	119,000	1,061,074
Nanto Bank Ltd. (The)	119,000	4,524,004
NET One Systems Co. Ltd.	379,400	2,754,743
Next Co. Ltd.[a]	178,500	1,501,584
Nichi-Iko Pharmaceutical Co. Ltd.	178,500	3,203,607
Nichicon Corp.	297,500	2,550,768
Nichiha Corp.	119,000	2,938,621
Nichirei Corp.	357,000	7,810,277
Nifco Inc./Japan	178,500	10,276,681
Nihon Kohden Corp.	357,000	8,707,151
Nihon M&A Center Inc.	238,000	7,734,405
Nihon Nohyaku Co. Ltd.[a]	293,500	1,603,169
Nihon Parkerizing Co. Ltd.	595,000	8,210,020
Nihon Unisys Ltd.	238,000	2,901,251
Nikkiso Co. Ltd.	297,500	2,630,038
Nikkon Holdings Co. Ltd.	357,000	7,670,990
Nippo Corp.	132,000	2,547,424
Nippon Accommodations Fund Inc.	1,190	5,384,641
Nippon Gas Co. Ltd.	119,000	3,606,747
Nippon Kayaku Co. Ltd.	595,000	6,856,783
Nippon Light Metal Holdings Co. Ltd.	2,001,600	4,552,338
Nippon Paper Industries Co. Ltd.	297,500	5,571,490
Nippon Parking Development Co. Ltd.	926,500	1,260,784
NIPPON REIT Investment Corp.	1,190	2,994,110
Nippon Seiki Co. Ltd.	213,000	4,100,481
Nippon Sharyo Ltd.[a,b]	1,190,000	3,012,228

Security	Shares	Value
Nippon Sheet Glass Co. Ltd.[a,b]	297,500	$2,420,541
Nippon Shinyaku Co. Ltd.	135,000	6,847,314
Nippon Shokubai Co. Ltd.	119,000	8,221,345
Nippon Soda Co. Ltd.[a]	595,000	2,638,531
Nippon Steel & Sumikin Bussan Corp.	59,500	2,179,902
Nippon Suisan Kaisha Ltd.	882,500	4,240,972
Nipro Corp.	357,000	4,409,630
Nishi-Nippon Financial Holdings Inc.[b]	476,000	4,728,972
Nishi-Nippon Railroad Co. Ltd.	1,190,000	5,639,435
Nishimatsu Construction Co. Ltd.	595,000	2,780,083
Nishimatsuya Chain Co. Ltd.	357,000	5,024,533
Nishio Rent All Co. Ltd.	119,000	3,595,423
Nissan Chemical Industries Ltd.	416,500	14,129,728
Nissan Shatai Co. Ltd.	297,500	3,071,680
Nissha Printing Co. Ltd.[a]	119,000	2,879,735
Nisshin OilliO Group Ltd. (The)	1,190,000	5,412,951
Nisshin Steel Co. Ltd.	297,500	3,949,303
Nisshinbo Holdings Inc.	416,500	4,149,741
Nitto Boseki Co. Ltd.	1,190,000	3,872,865
Nitto Kogyo Corp.	119,000	1,746,186
Noevir Holdings Co. Ltd.	59,500	1,800,542
NOF Corp.	595,000	6,471,761
Nojima Corp.	119,000	1,541,219
Nomura Co. Ltd.	178,500	2,897,854
North Pacific Bank Ltd.	1,444,900	5,389,930
NSD Co. Ltd.	381,540	6,139,641
NTN Corp.	1,785,000	6,760,527
Obara Group Inc.	59,500	2,564,924
Ogaki Kyoritsu Bank Ltd. (The)	1,785,000	6,386,830
Okasan Securities Group Inc.	595,000	3,165,104
Oki Electric Industry Co. Ltd.	238,000	3,105,086
Okinawa Electric Power Co. Inc. (The)	264,100	6,109,598
OKUMA Corp.	595,000	4,982,633
Okumura Corp.	595,000	3,431,222
OncoTherapy Science Inc.[a,b]	460,300	1,103,826
Open House Co. Ltd.	119,000	2,517,362
Orient Corp.[a,b]	1,353,700	2,524,863
Orix JREIT Inc.	7,140	12,209,716
OSG Corp.[a]	297,500	6,338,702
OSJB Holdings Corp.	696,900	1,657,944
Pacific Metals Co. Ltd.[b]	595,000	1,789,218

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Paramount Bed Holdings Co. Ltd.	59,500	$2,264,833
Penta-Ocean Construction Co. Ltd.	1,000,300	5,958,869
PeptiDream Inc.[a,b]	119,000	6,137,698
Pigeon Corp.	357,000	10,055,860
Pilot Corp.	119,000	5,322,358
Pioneer Corp.[b]	1,091,500	2,679,802
Premier Investment Corp.	5,355	6,884,527
Press Kogyo Co. Ltd.	588,000	2,859,285
Prima Meat Packers Ltd.	595,000	2,162,916
Proto Corp.[a]	183,500	2,077,984
Qol Co. Ltd.	119,000	1,876,414
Raito Kogyo Co. Ltd.	178,500	2,150,459
Relia Inc.	178,500	1,710,515
Relo Group Inc.	29,000	4,788,029
Rengo Co. Ltd.	595,000	3,731,313
Resorttrust Inc.	297,500	5,948,018
Ricoh Leasing Co. Ltd.	59,500	1,718,442
Ringer Hut Co. Ltd.[a]	178,500	4,538,726
Riso Kagaku Corp.	119,000	2,062,131
Rohto Pharmaceutical Co. Ltd.	297,500	5,220,441
Round One Corp.	357,000	2,517,362
Ryobi Ltd.	595,000	2,395,061
Ryosan Co. Ltd.	119,000	3,663,368
S Foods Inc.[a]	82,900	2,216,767
Sac’s Bar Holdings Inc.[a]	119,000	1,271,704
Saizeriya Co. Ltd.	178,500	4,703,492
San-in Godo Bank Ltd. (The)	654,500	4,708,588
Sangetsu Corp.	178,500	3,448,209
Sanken Electric Co. Ltd.[b]	595,000	2,106,295
Sanki Engineering Co. Ltd.	238,000	2,158,386
Sankyo Tateyama Inc.	59,500	936,509
Sankyu Inc.	1,190,000	7,009,659
Sanwa Holdings Corp.	773,500	7,714,022
Sanyo Shokai Ltd.[a]	595,000	956,892
Sanyo Special Steel Co. Ltd.	595,000	3,046,201
Sapporo Holdings Ltd.	238,000	6,724,290
Sato Holdings Corp.	59,500	1,311,338
Sawada Holdings Co. Ltd.	119,000	1,088,252
Sawai Pharmaceutical Co. Ltd.	119,000	7,689,109
SCREEN Holdings Co. Ltd.	119,000	8,142,075
SCSK Corp.	178,580	6,661,594
Seikagaku Corp.	119,000	1,909,254
Seiko Holdings Corp.	595,000	1,947,757
Seino Holdings Co. Ltd.	476,000	5,277,061

Security	Shares	Value
Seiren Co. Ltd.	178,500	$2,089,309
Sekisui House SI Residential Investment Corp.	2,975	3,436,884
Senshu Ikeda Holdings Inc.	857,180	3,899,054
Septeni Holdings Co. Ltd.	595,000	2,678,165
Seria Co. Ltd.	59,500	4,699,529
Shibuya Corp.	59,500	1,237,165
Shiga Bank Ltd. (The)	1,190,000	6,171,671
Shima Seiki Manufacturing Ltd.	119,000	3,353,086
Shimachu Co. Ltd.	238,000	6,386,830
Shinko Electric Industries Co. Ltd.	234,600	1,511,388
Shinko Plantech Co. Ltd.	297,500	2,205,381
Shinmaywa Industries Ltd.	228,000	1,763,943
Ship Healthcare Holdings Inc.	119,000	3,482,181
SHO-BOND Holdings Co. Ltd.	59,500	2,870,676
Showa Corp.	238,000	1,551,411
Showa Denko KK	416,500	5,505,243
Sinanen Holdings Co. Ltd.	119,000	2,358,824
SKY Perfect JSAT Holdings Inc.	798,600	3,959,372
Skylark Co. Ltd.	322,200	4,528,614
SMS Co. Ltd.	119,000	3,103,954
Sodick Co. Ltd.	178,500	1,340,215
Sojitz Corp.	3,533,000	9,279,231
Sosei Group Corp.[a,b]	59,500	8,934,767
Sotetsu Holdings Inc.	1,785,000	8,713,946
SPARX Group Co. Ltd.	519,200	993,093
Square Enix Holdings Co. Ltd.	297,500	9,852,025
Star Micronics Co. Ltd.	238,000	3,388,191
Sugi Holdings Co. Ltd.	119,000	6,375,506
Sumco Corp.	595,000	6,239,616
Sumitomo Bakelite Co. Ltd.	1,190,000	6,466,099
Sumitomo Forestry Co. Ltd.	476,000	6,631,432
Sumitomo Mitsui Construction Co. Ltd.	2,355,000	2,241,043
Sumitomo Osaka Cement Co. Ltd.	1,190,000	4,926,012
Sumitomo Warehouse Co. Ltd. (The)	595,000	3,182,091
Tadano Ltd.	476,000	5,345,006
Taikisha Ltd.	59,500	1,503,283
Taiyo Yuden Co. Ltd.	357,000	3,811,714
Takara Bio Inc.	178,500	2,580,211
Takara Holdings Inc.	595,000	5,639,435
Takara Leben Co. Ltd.	357,000	2,425,636
Takasago Thermal Engineering Co. Ltd.	178,500	2,517,362

362

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Takata Corp.[a,b]	293,500	$1,011,058
Takeuchi Manufacturing Co. Ltd.	119,000	2,307,865
TechnoPro Holdings Inc.	119,000	4,082,362
Teikoku Sen-I Co. Ltd.	59,500	883,285
Tekken Corp.[a]	595,000	1,936,432
Temp Holdings Co. Ltd.	416,500	7,062,882
TIS Inc.	297,500	6,735,048
Toagosei Co. Ltd.	831,000	9,260,132
TOC Co. Ltd.	476,000	4,307,713
Toda Corp.	1,190,000	6,454,775
Toho Bank Ltd. (The)	595,000	2,259,171
Toho Holdings Co. Ltd.	178,500	3,745,468
Toho Titanium Co. Ltd.[a]	178,500	1,190,736
Toho Zinc Co. Ltd.	1,190,000	4,144,645
Tokai Carbon Co. Ltd.	1,190,000	3,623,733
Tokai Rika Co. Ltd.	178,500	3,341,195
Tokai Tokyo Financial Holdings Inc.	705,800	3,586,594
Tokuyama Corp.[b]	1,190,000	5,095,875
Tokyo Broadcasting System Holdings Inc.	119,000	1,871,885
Tokyo Century Corp.	178,500	6,293,405
Tokyo Dome Corp.	297,500	2,828,210
Tokyo Ohka Kogyo Co. Ltd.	119,000	4,223,914
Tokyo Seimitsu Co. Ltd.	178,500	4,869,958
Tokyo Steel Manufacturing Co. Ltd.	357,000	2,469,801
Tokyo TY Financial Group Inc.	77,044	2,467,080
Tokyotokeiba Co. Ltd.	595,000	1,166,389
Tokyu Construction Co. Ltd.	297,540	3,009,802
TOKYU REIT Inc.	4,165	5,485,426
TOMONY Holdings Inc.	882,500	4,560,094
Tomy Co. Ltd.	297,500	3,213,232
Topcon Corp.	297,500	4,447,566
Topre Corp.	178,500	4,124,261
Toridoll Holdings Corp.	59,500	1,379,850
Toshiba Machine Co. Ltd.	595,000	2,151,592
Toshiba Plant Systems & Services Corp.	119,000	1,919,446
Tosoh Corp.	1,785,000	11,669,553
Totetsu Kogyo Co. Ltd.	119,000	3,375,734
Toyo Construction Co. Ltd.	447,600	1,865,621
Toyo Corp./Chuo-ku	119,000	1,143,741
Toyo Ink SC Holdings Co. Ltd.	595,000	2,768,759
Toyo Kanetsu KK	595,000	1,347,576
Toyo Tire & Rubber Co. Ltd.	297,500	4,583,456
Toyobo Co. Ltd.	2,975,000	4,869,391
Toyota Boshoku Corp.	178,500	4,487,767

Security	Shares	Value
TPR Co. Ltd.	178,500	$5,155,327
TS Tech Co. Ltd.	178,500	4,781,629
TSI Holdings Co. Ltd.	357,000	2,007,775
Tsubakimoto Chain Co.	595,000	4,716,515
Tsukuba Bank Ltd.	918,000	2,743,037
Tsukui Corp.	238,000	1,560,470
Tsumura & Co.	178,500	5,072,094
UACJ Corp.	595,944	1,945,176
Ube Industries Ltd.	2,975,000	6,143,360
ULVAC Inc.	178,500	5,639,435
Unipres Corp.	119,000	2,288,614
United Arrows Ltd.	59,500	1,622,753
United Super Markets Holdings Inc.	297,500	2,683,827
Unitika Ltd.[a,b]	4,165,000	2,814,055
Universal Entertainment Corp.[b]	59,500	1,780,725
USEN Corp.	524,240	1,691,177
Ushio Inc.	357,000	4,304,316
Valor Holdings Co. Ltd.	178,500	5,060,204
VT Holdings Co. Ltd.	330,600	1,777,504
Wacoal Holdings Corp.	595,000	6,862,445
Wacom Co. Ltd.[a]	529,100	1,596,086
Welcia Holdings Co. Ltd.	59,500	4,059,714
Xebio Holdings Co. Ltd.	178,500	2,770,457
Yahagi Construction Co. Ltd.	119,000	1,092,782
YAMABIKO Corp.	238,000	2,355,427
Yamato Kogyo Co. Ltd.	119,000	3,348,556
Yodogawa Steel Works Ltd.	225,200	6,144,059
Yokogawa Bridge Holdings Corp.	119,000	1,307,941
Yokohama Reito Co. Ltd.[a]	238,000	2,407,518
Yondoshi Holdings Inc.	59,500	1,486,863
Yoshinoya Holdings Co. Ltd.	357,000	5,374,449
Yumeshin Holdings Co. Ltd.[a]	238,000	1,682,771
Zenkoku Hosho Co. Ltd.	178,500	7,677,785
Zenrin Co. Ltd.	119,000	2,077,984
Zensho Holdings Co. Ltd.	357,000	6,665,404
Zeon Corp.	595,000	5,441,262
ZERIA Pharmaceutical Co. Ltd.	59,500	997,659

		1,979,628,707
NETHERLANDS — 2.00%
Aalberts Industries NV	384,547	12,129,830
Accell Group	63,241	1,580,606
Amsterdam Commodities NV	77,984	1,758,449
Arcadis NV	230,838	3,036,536

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
ASM International NV	151,932	$6,472,052
BE Semiconductor Industries NV	94,809	3,083,073
BinckBank NV	283,259	1,678,610
Brunel International NV	43,537	709,436
Corbion NV	249,097	5,739,726
COSMO Pharmaceuticals NVa	17,684	2,573,291
Delta Lloyd NV	1,390,539	8,398,944
Eurocommercial Properties NV	116,199	4,939,695
Euronext NVc	169,929	6,790,700
Flow Traders[c]	104,822	3,229,431
Fugro NV CVA[a,b]	185,495	3,310,370
IMCD Group NV	137,219	5,927,281
InterXion Holding NVb	191,992	7,147,862
Kendrion NV	50,055	1,442,540
Koninklijke BAM Groep NVa	787,942	3,663,131
NSI NV	463,763	1,814,906
PostNL NVb	1,302,638	6,128,771
Refresco Group NVc	129,776	1,892,065
SBM Offshore NV	510,789	7,326,646
SNS REAAL NVa,b	291,555	3
TKH Group NV	105,423	4,054,011
TomTom NVa,b	364,521	2,943,366
VastNed Retail NV	91,275	3,502,950
Wereldhave NV	105,190	4,704,043
Wessanen[a]	393,971	4,700,917

		120,679,241
NEW ZEALAND — 1.16%
a2 Milk Co. Ltd.[b]	1,939,105	2,580,259
Air New Zealand Ltd.	1,418,652	1,958,765
Argosy Property Ltd.	1,882,703	1,414,230
Chorus Ltd.[a]	1,289,683	3,372,247
Fisher & Paykel Healthcare Corp. Ltd.	2,219,551	14,068,504
Freightways Ltd.	1,554,091	7,104,383
Genesis Energy Ltd.	721,984	1,012,355
Goodman Property Trust	2,021,088	1,800,129
Infratil Ltd.	1,574,117	3,355,848
Kiwi Property Group Ltd.	8,420,053	8,824,732
New Zealand Refining Co. Ltd. (The)	584,178	936,143
Orion Health Group Ltd.[b]	164,890	377,479
Precinct Properties New Zealand Ltd.	2,195,991	1,955,910
Sky Network Television Ltd.	1,175,451	3,885,041
SKYCITY Entertainment Group Ltd.	1,948,511	5,436,464
Trade Me Group Ltd.	1,157,175	4,023,318
Xero Ltd.[a,b]	212,000	2,693,568
Z Energy Ltd.	943,997	5,281,125

		70,080,500

Security	Shares	Value
NORWAY — 1.65%
Akastor ASA[a,b]	748,479	$1,034,080
Aker ASA Class A	72,427	2,677,134
Aker BP ASA[a,b]	323,301	5,195,416
Aker Solutions ASA[b]	446,971	2,060,039
Atea ASA	211,459	1,896,390
Austevoll Seafood ASA	355,686	3,211,388
Avance Gas Holding Ltd.[a,c]	182,439	446,621
Bakkafrost P/F	128,372	5,392,232
Borregaard ASA	324,479	3,185,234
BW LPG Ltd.[a,c]	426,852	1,379,136
DNO ASA[a,b]	2,264,894	1,943,349
Entra ASA[c]	148,398	1,591,626
Europris ASA[a,c]	189,805	968,410
Fred Olsen Energy ASA[a,b]	155,407	268,383
Frontline Ltd./Bermuda[a]	209,055	1,535,334
Hexagon Composites ASA[a,b]	351,879	1,236,691
Hoegh LNG Holdings Ltd.	151,343	1,586,530
IDEX ASA[a,b]	1,106,159	908,902
Kongsberg Automotive ASA[b]	1,570,142	1,299,659
Leroy Seafood Group ASA	61,825	3,273,527
Nordic Semiconductor ASA[a,b]	407,508	1,629,746
Norwegian Air Shuttle ASA[a,b]	92,453	3,121,561
Norwegian Property ASA	908,453	1,189,039
Ocean Yield ASA[a]	158,411	1,324,659
Opera Software ASA[a,b]	407,747	2,878,435
Protector Forsikring ASA[a]	197,275	1,691,485
REC Silicon ASA[a,b]	7,098,566	890,391
Salmar ASA	153,699	4,995,737
Scatec Solar ASA[a,c]	183,800	741,753
Seadrill Ltd.[a,b]	1,099,839	2,363,239
Selvaag Bolig ASA	133,763	653,297
Sparebank 1 Nord Norge	267,356	1,545,532
SpareBank 1 SMN	685,477	5,046,716
Stolt-Nielsen Ltd.	156,066	1,919,747
Storebrand ASA[b]	1,390,379	7,164,670
Subsea 7 SAa,b	725,518	8,150,751
Tanker Investments Ltd.[b]	108,013	587,749
TGS Nopec Geophysical Co. ASA	323,890	6,574,793
Thin Film Electronics ASA[a,b]	1,799,664	907,307
Treasure ASA[b]	123,618	274,159
Wilh Wilhelmsen ASA	192,079	607,561
XXL ASA[c]	374,534	4,697,874

		100,046,282

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
PORTUGAL — 0.35%
Altri SGPS SA	225,547	$785,497
Banco BPI SA Registered[a,b,d]	1,448,773	1,794,604
Banco Comercial Portugues SAa,b	1,754,420	2,332,836
CTT-Correios de Portugal SA	412,220	2,724,359
Mota-Engil SGPS SAa	359,410	701,294
Navigator Co. SA (The)	1,084,748	3,174,900
NOS SGPS SA	773,806	5,133,587
REN – Redes Energeticas Nacionais SGPS SAa	588,890	1,718,431
Sonae SGPS SA	3,177,044	2,524,941

		20,890,449
SINGAPORE — 1.86%
ARA Asset Management Ltd.[a]	1,948,715	1,960,055
Ascendas India Trust	4,122,000	3,168,719
Asian Pay Television Trust	5,300,000	1,960,989
Boustead Singapore Ltd.[a]	2,001,600	1,287,041
Cambridge Industrial Trust	6,005,800	2,437,874
CapitaLand Retail China Trust	1,825,680	1,960,911
CDL Hospitality Trusts[a]	3,533,000	3,401,264
COSCO Corp. Singapore Ltd.[a,b]	3,886,500	712,018
CWT Ltd.	464,300	658,806
Ezion Holdings Ltd.[a,b]	5,511,544	1,187,918
Far East Hospitality Trust[a]	2,590,600	1,107,412
First REIT	3,061,800	2,936,635
First Resources Ltd.[a]	1,530,400	2,001,098
Frasers Centrepoint Trust	1,766,000	2,639,040
Frasers Commercial Trust	2,944,000	2,887,104
Hyflux Ltd.[a]	2,374,000	793,096
Indofood Agri Resources Ltd.	1,883,800	649,633
Japfa Ltd.	1,235,900	781,372
Kenon Holdings Ltd./Singapore[a,b]	84,208	819,344
Keppel DC REIT[a]	648,100	579,700
Keppel REIT	4,122,000	3,227,947
Lippo Malls Indonesia Retail Trust	6,594,800	1,847,814
M1 Ltd./Singapore[a]	1,177,000	1,725,038
Mapletree Commercial Trust	3,820,635	4,199,707
Mapletree Greater China Commercial Trust	6,535,900	4,883,494
Mapletree Industrial Trust	5,300,960	6,550,507
Mapletree Logistics Trust	5,888,000	4,378,246
Midas Holdings Ltd.[a]	6,012,900	928,783
OUE Hospitality Trust	1,709,533	835,177

Security	Shares	Value
OUE Ltd.[a]	705,800	$859,495
Pacc Offshore Services Holdings Ltd.	2,401,000	526,119
Parkway Life REIT	648,100	1,191,994
Perennial Real Estate Holdings Ltd.[a]	2,685,309	1,620,561
Raffles Medical Group Ltd.[a]	2,237,200	2,418,986
RHT Health Trust	1,295,400	800,376
Rowsley Ltd.[a,b]	5,045,900	453,149
SATS Ltd.	1,942,700	6,755,275
Sheng Siong Group Ltd.	1,177,000	883,659
SIIC Environment Holdings Ltd.[a,b]	3,004,760	1,370,804
Silverlake Axis Ltd.	2,767,340	1,272,432
Singapore Post Ltd.[a]	5,300,000	6,092,392
Soilbuild Business Space REIT	6,283,040	3,046,952
Starhill Global REIT	4,239,800	2,482,532
Super Group Ltd./Singapore[a]	1,530,400	1,066,519
Tat Hong Holdings Ltd.[a,b]	2,119,400	669,973
United Engineers Ltd.	1,294,800	2,409,320
Venture Corp. Ltd.	1,071,000	7,309,792
Wing Tai Holdings Ltd.[a]	3,187,100	3,881,123
Yanlord Land Group Ltd.	2,355,000	2,343,326
Ying Li International Real Estate Ltd.[b]	6,300,300	733,277
Yoma Strategic Holdings Ltd.[a]	3,593,100	1,523,047

		112,217,845
SPAIN — 2.45%
Abengoa SA Class Ba,b	2,294,015	515,514
Acciona SA	71,351	5,423,428
Acerinox SA	457,431	5,626,112
Almirall SA	218,519	3,140,377
Applus Services SA	320,584	3,075,665
Atresmedia Corp. de Medios de Comunicacion SAa	264,489	2,719,571
Axiare Patrimonio SOCIMI SA	217,331	3,087,569
Bolsas y Mercados Espanoles SHMSF SAa	88,326	2,669,410
Cellnex Telecom SAc	454,764	7,457,746
Cia. de Distribucion Integral Logista Holdings SA	91,930	2,038,652
CIE Automotive SA	98,024	2,019,060
Construcciones y Auxiliar de Ferrocarriles SA	9,414	3,542,729
Corp Financiera Alba SA	35,315	1,545,396
Deoleo SAa,b	2,944,509	580,999

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Duro Felguera SAa	531,668	$646,924
Ebro Foods SA	306,530	6,606,120
Ence Energia y Celulosa SAa	476,682	1,039,853
Euskaltel SAb,c	325,608	3,276,632
Faes Farma SA	1,236,106	4,532,541
Gamesa Corp. Tecnologica SA	723,162	16,706,794
Grupo Catalana Occidente SA	153,110	4,818,664
Hispania Activos Inmobiliarios SOCIMI SA	397,719	4,891,692
Indra Sistemas SAb	323,890	4,006,720
Inmobiliaria Colonial SA	651,429	4,593,784
Laboratorios Farmaceuticos Rovi SA	34,666	467,411
Lar Espana Real Estate SOCIMI SAa	316,455	2,272,182
Let’s GOWEX SAa,b	51,450	1
Liberbank SAb	1,606,194	1,593,443
Mediaset Espana Comunicacion SA	562,554	6,274,637
Melia Hotels International SA	219,068	2,705,204
Merlin Properties SOCIMI SA	825,346	9,264,584
Miquel y Costas & Miquel SA	22,402	952,324
NH Hotel Group SAa,b	722,573	3,188,141
Obrascon Huarte Lain SAa	387,009	1,553,989
Papeles y Cartones de Europa SA	470,521	2,449,980
Pharma Mar SAa,b	872,150	2,356,666
Promotora de Informaciones SAb	187,906	1,301,810
Prosegur Cia. de Seguridad SA	780,285	5,662,408
Saeta Yield SA	126,771	1,224,294
Talgo SAa,b,c	328,184	1,525,363
Tecnicas Reunidas SA	93,042	3,484,580
Tubacex SA	790,888	2,349,493
Viscofan SA	110,123	5,182,979

		148,371,441
SWEDEN — 5.13%
AAK AB	77,770	5,142,139
AF AB Class B	187,262	3,435,333
Alimak Group ABa,c	100,975	1,110,876
Arcam ABa,b	66,360	2,188,339
Avanza Bank Holding ABa	71,868	2,720,492
Axfood AB	232,028	3,631,586
B&B Tools AB Class B	104,233	2,322,323
B&M European Value Retail SA	2,047,211	5,863,685
Betsson AB	346,852	3,352,602
Bilia AB Class A	118,966	2,841,786
BillerudKorsnas AB	506,450	8,330,896

Security	Shares	Value
BioGaia AB Class B	47,826	$1,463,169
Bonava AB Class Bb	301,356	3,727,909
Bure Equity AB	222,013	2,436,323
Byggmax Group AB	197,275	1,301,099
Castellum AB	654,977	8,886,458
Clas Ohlson AB Class B	116,728	1,649,706
Cloetta AB Class B	604,793	2,145,250
Collector ABb	87,311	1,081,528
Com Hem Holding AB	371,000	3,347,492
Concentric AB	163,686	1,950,479
Duni AB	136,892	1,824,670
Dustin Group ABc	174,842	1,191,906
Elekta AB Class Ba	1,124,790	9,768,586
Eltel ABc	140,801	874,007
Evolution Gaming Group ABa,c	93,671	2,704,794
Fabege AB	629,531	10,648,609
Fastighets AB Balder Class Bb	250,275	5,692,671
Fingerprint Cards AB Class Ba,b	942,230	9,138,738
Granges AB	240,712	2,341,349
Gunnebo AB	293,755	1,364,333
Haldex AB	137,207	1,771,836
Hemfosa Fastigheter AB	361,565	3,406,642
Hexpol AB	856,256	7,047,277
Hoist Finance ABc	220,835	1,995,018
Holmen AB Class B	154,877	5,308,205
Hufvudstaden AB Class A	273,684	4,241,093
Industrial & Financial Systems Class B	48,057	2,112,132
Indutrade AB	246,997	4,596,885
Intrum Justitia AB	295,618	9,125,934
Investment AB Oresund	123,071	1,971,264
Inwido AB	151,980	1,663,584
ITAB Shop Concept AB Class B	115,664	900,670
JM AB	242,029	6,977,969
KappAhl AB	255,576	1,334,327
Kungsleden AB	619,518	3,914,263
L E Lundbergforetagen AB Class B	85,385	5,536,798
Lifco AB Class B	130,124	3,297,273
Lindab International AB	283,259	2,430,222
Loomis AB Class B	232,016	6,609,556
Mekonomen ABa	77,770	1,383,593
Modern Times Group MTG AB Class Ba	163,712	4,413,319
Mycronic ABa	219,068	2,288,661

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
NCC AB Class B	305,042	$7,763,414
NetEnt AB	529,210	4,173,728
New Wave Group AB Class B	178,100	987,086
Nibe Industrier ABb	184,618	1,375,196
Nibe Industrier AB Class Ba	1,314,418	9,790,932
Nobia AB	442,259	3,858,093
Nolato AB Class B	62,450	1,792,889
Nordax Group ABc	215,534	1,355,823
Nordnet AB Class B	259,699	1,067,986
Orexo ABa,b	93,697	478,793
Oriflame Holding AGb	153,966	5,667,806
Pandox AB	148,398	2,355,550
Peab AB	738,476	6,274,365
Ratos AB Class B	597,136	2,456,985
RaySearch Laboratories AB	77,139	1,710,115
Recipharm AB Class Ba	111,538	1,625,810
Rezidor Hotel Group AB	395,629	1,618,213
Saab AB	187,851	6,663,229
SAS ABa,b	574,389	974,134
SkiStar AB	103,229	1,590,515
SSAB AB Class Aa,b	562,395	1,784,777
SSAB AB Class Bb	1,682,957	4,473,459
Sweco AB Class B	220,163	4,419,611
Swedish Orphan Biovitrum ABa,b	477,589	4,899,503
Tethys Oil AB	178,427	1,300,402
Thule Group ABc	252,709	3,907,655
Tobii ABb	173,715	1,343,083
Trelleborg AB Class B	678,558	11,861,508
Unibet Group PLC	719,039	6,352,315
Vitrolife AB	49,017	2,540,093
Wallenstam AB Class B	482,995	3,723,583
Wihlborgs Fastigheter AB	167,835	3,255,681

		310,247,986
SWITZERLAND — 4.38%
AFG Arbonia-Forster Holding AG Registered[a,b]	123,531	1,855,026
Allreal Holding AG Registered	36,514	5,376,113
Ascom Holding AG Registered	189,051	3,240,383
Autoneum Holding AG	13,537	3,586,504
Banque Cantonale Vaudoise Registered	7,735	4,861,263
Basilea Pharmaceutica AG Registered[a,b]	33,563	2,263,780
BKW AG	44,814	2,086,849
Bobst Group SA Registered	30,618	1,687,411

Security	Shares	Value
Bossard Holding AG	17,660	$2,518,010
Bucher Industries AG Registered	19,427	4,319,949
Burckhardt Compression Holding AGa	11,770	3,415,907
Cembra Money Bank AG	68,304	5,225,197
Clariant AG Registered	789,709	13,088,614
Comet Holding AG Registered[a]	2,975	2,578,193
Daetwyler Holding AG Bearer	24,239	3,318,799
dorma+kaba Holding AG Class B	11,900	8,273,081
EFG International AGa	268,694	1,448,214
Emmi AG	7,735	4,567,944
Evolva Holding SAa,b	1,580,596	671,302
Flughafen Zuerich AG	62,116	11,432,007
Forbo Holding AG Registered	4,165	5,315,229
GAM Holding AG	560,629	5,436,780
Gategroup Holding AG	101,878	5,212,890
Georg Fischer AG Registered	12,495	11,087,433
Helvetia Holding AG Registered	16,482	8,583,507
Huber & Suhner AG Registered	53,589	3,121,374
Implenia AG Registered	42,987	2,879,855
Inficon Holding AG Registered	5,291	1,902,063
Intershop Holdings AGa	3,260	1,664,779
Kardex AG Bearer	22,372	1,913,916
Komax Holding AG Registered	16,482	3,975,080
Kudelski SA Bearer	169,602	2,924,173
Kuoni Reisen Holding AG Class B Registered[b]	12,466	4,654,738
Leonteq AGa	29,440	1,698,404
Logitech International SA Registered	431,068	10,439,962
Meyer Burger Technology AGa,b	290,907	953,118
Mobilezone Holding AGa	205,691	3,057,597
Mobimo Holding AG Registered	20,605	4,961,119
Molecular Partners AGb	23,932	580,815
Myriad Group AGa,b	385,606	994,332
OC Oerlikon Corp. AG Registered	499,971	4,706,978
Orascom Development Holding AGa,b	110,890	663,837
Panalpina Welttransport Holding AG Registered[a]	44,165	5,738,904
PSP Swiss Property AG Registered	107,767	9,644,433
Rieter Holding AG Registered	15,304	2,912,542
Santhera Pharmaceutical Holding AGa,b	16,243	714,502
Schmolz + Bickenbach AG Registered[b]	1,905,075	1,252,198

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Schweiter Technologies AG Bearer	2,975	$3,206,947
SFS Group AG	36,508	2,752,221
Siegfried Holding AG Registered[a]	6,469	1,331,218
St Galler Kantonalbank AG Registered	8,236	3,091,936
Straumann Holding AG Registered	29,440	11,059,723
Sunrise Communications Group AGc	103,055	7,044,714
Swissquote Group Holding SA Registered	53,589	1,525,463
Tecan Group AG Registered	42,398	6,988,446
Temenos Group AG Registered	190,796	12,319,066
u-blox Holding AGa	22,961	4,341,902
Valiant Holding AG Registered	56,534	5,365,271
Valora Holding AG Registered	16,482	4,795,930
Vontobel Holding AG Registered	79,495	3,894,765
Ypsomed Holding AG	11,181	2,136,929
Zehnder Group AGb	44,165	1,837,789

		264,497,424
UNITED KINGDOM — 16.37%
888 Holdings PLC[a]	673,107	1,787,407
AA PLC	1,749,098	5,468,948
Abcam PLC	538,246	5,723,728
Acacia Mining PLC	617,751	3,910,590
Advanced Medical Solutions Group PLC	1,100,052	2,857,346
Aldermore Group PLC[b]	643,182	1,355,360
Allied Minds PLC[a,b]	617,751	2,564,321
Amec Foster Wheeler PLC	1,170,205	6,389,160
Amerisur Resources PLC[a,b]	3,005,137	1,091,519
AO World PLC[a,b]	706,081	1,358,597
Arrow Global Group PLC	541,780	1,982,724
Ashmore Group PLC	1,127,146	4,831,601
ASOS PLC[b]	157,233	10,091,639
AVEVA Group PLC	216,123	4,855,108
Balfour Beatty PLC	2,010,486	6,651,972
BBA Aviation PLC	3,134,697	9,897,013
Beazley PLC	1,499,234	6,662,709
Bellway PLC	405,741	11,720,434
Berendsen PLC	693,712	8,181,565
BGEO Group PLC	122,482	4,420,351
Big Yellow Group PLC	451,154	3,811,632
Bodycote PLC	656,026	4,745,582
boohoo.com PLC[b]	2,425,661	3,672,247
Booker Group PLC	4,997,161	10,945,253
Bovis Homes Group PLC	461,686	4,269,818
Brammer PLC	435,780	553,325

Security	Shares	Value
Brewin Dolphin Holdings PLC	857,013	$2,720,450
Britvic PLC	644,246	4,365,407
BTG PLC[b]	1,163,751	9,349,018
Cairn Energy PLC[b]	1,825,164	4,532,449
Cape PLC	587,613	1,490,433
Capital & Counties Properties PLC	2,483,373	8,741,111
Card Factory PLC	992,697	3,074,802
Carillion PLC[a]	1,253,761	3,843,629
Centamin PLC	3,721,840	7,170,422
Chemring Group PLC[b]	1,213,752	2,148,711
Chesnara PLC	539,424	2,095,939
Cineworld Group PLC	615,395	4,060,969
Clinigen Healthcare Ltd.[a,b]	228,672	2,065,974
Close Brothers Group PLC	464,042	7,518,103
Costain Group PLC	275,253	1,243,408
Crest Nicholson Holdings PLC	764,584	3,798,332
CVS Group PLC	168,424	1,799,252
CYBG PLC[a,b]	2,446,869	8,071,906
Daily Mail & General Trust PLC Class A NVS	851,544	7,797,375
Dairy Crest Group PLC	638,946	4,758,543
Dart Group PLC	467,736	2,048,673
De La Rue PLC	428,406	2,999,639
Debenhams PLC	4,054,556	2,658,261
Derwent London PLC	304,453	8,991,583
Dialight PLC[a,b]	127,783	1,095,192
Dignity PLC	144,275	4,673,136
Diploma PLC	348,618	3,990,259
Domino’s Pizza Group PLC	1,501,680	6,235,396
Drax Group PLC	1,226,133	4,743,947
DS Smith PLC	2,604,164	12,679,541
Dunelm Group PLC	303,537	2,803,500
Electrocomponents PLC	1,625,939	7,396,515
Elementis PLC	1,386,256	4,031,487
Enterprise Inns PLC[b]	1,899,157	2,138,983
Entertainment One Ltd.	1,101,230	3,121,909
Essentra PLC	762,026	4,744,823
esure Group PLC	952,243	3,161,091
Evraz PLC[b]	1,136,570	2,846,046
Faroe Petroleum PLC[a,b]	933,395	900,270
Fenner PLC	699,602	1,870,575
Fevertree Drinks PLC	281,492	3,311,295

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
FirstGroup PLC[b]	3,682,956	$4,928,186
Galliford Try PLC	250,122	3,743,884
GAME Digital PLC[a]	681,019	565,390
Gem Diamonds Ltd.	429,566	608,370
Genus PLC	188,440	4,316,045
Go-Ahead Group PLC	159,640	4,042,318
Grafton Group PLC	720,806	4,376,399
Grainger PLC	1,083,570	2,923,676
Great Portland Estates PLC	975,214	7,072,393
Greencore Group PLC	1,438,078	5,793,972
Greene King PLC	880,021	7,859,364
Greggs PLC	381,759	4,453,485
GVC Holdings PLC	847,613	7,207,734
GW Pharmaceuticals PLC[a,b]	860,674	8,353,834
Halfords Group PLC	707,408	2,929,583
Halma PLC	1,294,063	16,557,575
Hansteen Holdings PLC	1,887,177	2,476,858
Hays PLC	4,258,898	7,102,774
Helical PLC	370,330	1,195,899
Henderson Group PLC	3,281,708	9,283,378
Hiscox Ltd.	973,010	12,128,947
Hochschild Mining PLC	1,081,214	3,517,944
Homeserve PLC	941,087	7,002,990
Howden Joinery Group PLC	1,939,237	8,876,186
Hunting PLC[a]	435,191	2,675,220
IG Group Holdings PLC	1,256,706	12,665,747
Imagination Technologies Group PLC[b]	807,369	2,227,720
Inchcape PLC	1,143,638	9,082,720
Indivior PLC	2,094,114	8,038,276
Informa PLC	2,458,729	20,187,521
Intermediate Capital Group PLC	912,945	6,748,990
International Personal Finance PLC	768,505	2,763,198
Interserve PLC	540,014	2,231,741
iomart Group PLC[a]	308,307	997,492
ITE Group PLC	1,178,787	2,068,823
J D Wetherspoon PLC[a]	419,289	4,453,616
J Sainsbury PLC	1	3
Jimmy Choo PLC[b]	683,982	1,104,385
John Laing Group PLC[c]	975,009	3,217,620
John Menzies PLC	322,779	1,957,597
John Wood Group PLC	1,044,696	9,808,358
JRP Group PLC	1,766,735	2,609,978
Jupiter Fund Management PLC	1,059,124	5,582,245
Just Eat PLC[b]	1,390,458	9,540,568
Kainos Group PLC	301,890	746,369
Kcom Group PLC	1,898,463	2,729,249

Security	Shares	Value
Keller Group PLC	237,317	$1,971,683
Kier Group PLC	277,092	4,597,519
Ladbrokes PLC	2,697,739	4,400,342
Laird PLC	877,669	1,553,742
Lancashire Holdings Ltd.[a]	550,615	4,685,553
LondonMetric Property PLC	1,900,363	3,459,348
Lonmin PLC[b]	794,325	1,842,603
Lookers PLC	1,107,310	1,395,852
Majestic Wine PLC[a,b]	264,411	921,649
Man Group PLC	5,109,875	7,779,591
Marston’s PLC	2,142,402	3,497,135
Melrose Industries PLC	5,722,906	11,790,723
Micro Focus International PLC	650,061	16,992,247
Mitchells & Butlers PLC	767,976	2,609,401
Mitie Group PLC	931,779	2,395,804
Moneysupermarket.com Group PLC	1,521,706	4,865,711
Morgan Advanced Materials PLC	1,102,461	3,667,835
N Brown Group PLC	612,107	1,425,142
National Express Group PLC	1,442,790	6,478,805
NewRiver REIT PLC	708,507	2,681,550
Northgate PLC	353,919	1,818,059
Ocado Group PLC[a,b]	1,587,075	5,328,564
OneSavings Bank PLC	389,848	1,380,300
Ophir Energy PLC[b]	2,189,512	1,851,174
Oxford Instruments PLC	176,660	1,458,025
P2P Global Investments PLC/Fund	284,461	2,823,536
Pagegroup PLC	1,022,463	4,532,668
Pantheon Resources PLC[a,b]	601,545	716,066
Paragon Group of Companies PLC (The)	921,616	3,730,041
Paysafe Group PLC[a,b]	1,376,253	7,275,556
Pennon Group PLC	1,039,236	10,588,162
Petra Diamonds Ltd.	1,846,819	3,425,012
Pets at Home Group PLC	1,068,412	2,783,641
Phoenix Group Holdings	504,846	4,502,557
Playtech PLC	624,289	7,073,164
Premier Foods PLC[b]	2,489,263	1,382,809
Primary Health Properties PLC	2,173,188	2,958,368
PZ Cussons PLC	733,175	2,997,801
QinetiQ Group PLC	1,892,755	5,319,610
Redcentric PLC	505,639	916,742
Redde PLC	948,120	2,048,880
Redefine International PLC/Isle of Man	5,658,942	2,849,963
Redrow PLC	834,463	3,865,311

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Regus PLC	2,273,906	$6,909,990
Renishaw PLC	101,877	3,212,777
Rentokil Initial PLC	5,856,585	16,324,143
Restaurant Group PLC (The)	742,599	3,404,429
Rightmove PLC	313,877	14,312,982
Rotork PLC	2,455,700	6,116,254
RPC Group PLC	917,978	10,624,797
RPS Group PLC	796,239	1,645,327
SafeCharge International Group Ltd.	349,159	935,703
Safestore Holdings PLC	601,581	2,631,607
Saga PLC	2,719,397	6,587,101
Savills PLC	420,800	3,565,457
Scapa Group PLC[a]	468,165	1,631,868
Schroder REIT Ltd.	2,225,212	1,534,970
Senior PLC	1,161,464	2,471,628
Serco Group PLC[b]	3,298,616	5,525,428
Shaftesbury PLC	868,615	9,724,711
Shanks Group PLC	1,313,074	1,434,803
Shawbrook Group PLC[b,c]	464,042	1,273,602
SIG PLC	2,171,263	2,929,239
Sirius Minerals PLC[a,b]	7,047,333	3,312,574
Sophos Group PLC[c]	818,215	2,307,594
Spectris PLC	351,563	8,794,784
Speedy Hire PLC	2,418,004	1,129,194
Spirax-Sarco Engineering PLC	197,293	10,627,405
Spire Healthcare Group PLC[c]	835,052	3,792,595
Spirent Communications PLC	2,321,428	2,331,155
SSP Group PLC	1,395,329	5,786,983
ST Modwen Properties PLC	634,621	2,113,678
Stagecoach Group PLC	1,243,898	3,003,939
Stobart Group Ltd.	1,164,832	2,307,427
Stock Spirits Group PLC	755,547	1,459,773
SuperGroup PLC	151,932	2,496,746
SVG Capital PLC[b]	482,787	4,140,778
Synthomer PLC	748,479	3,265,985
TalkTalk Telecom Group PLC[a]	1,879,170	4,671,151
Ted Baker PLC	93,048	2,811,657
Telecom Plus PLC	209,055	3,021,985
Telford Homes PLC[a]	314,971	1,136,339
Telit Communications PLC[a]	351,563	1,105,250
Thomas Cook Group PLC[b]	4,595,984	3,899,809
Topps Tiles PLC	742,743	829,736
Tritax Big Box REIT PLC	2,544,531	4,218,787
Tullett Prebon PLC	902,188	3,910,258
Tullow Oil PLC[a,b]	2,742,414	8,862,719
UBM PLC	1,084,609	9,514,370
UDG Healthcare PLC[a]	1,000,537	7,982,865

Security	Shares	Value
Ultra Electronics Holdings PLC	240,262	$5,450,180
UNITE Group PLC (The)	810,364	5,476,181
Vectura Group PLC[b]	2,365,586	3,910,546
Vedanta Resources PLC	245,563	2,139,129
Vesuvius PLC	883,340	3,931,022
Victrex PLC	246,152	5,262,227
Virgin Money Holdings UK PLC	724,929	2,911,866
VTTI Energy Partners LP	73,669	1,303,941
WH Smith PLC	415,754	7,476,860
Workspace Group PLC	387,864	2,980,954
WS Atkins PLC	289,969	5,352,829
Xaar PLC	312,176	1,600,770
Zeal Network SE	41,322	1,403,307
Zoopla Property Group PLC[c]	714,916	2,656,928

		989,770,259

TOTAL COMMON STOCKS
(Cost: $5,641,838,874)		5,992,653,161

PREFERRED STOCKS — 0.29%

GERMANY — 0.29%
Biotest AG	81,851	1,135,920
Draegerwerk AG & Co. KGaA	21,194	1,509,672
Jungheinrich AG	148,398	4,676,062
Sartorius AG	110,712	8,685,917
Sixt SE	34,898	1,553,161

		17,560,732

TOTAL PREFERRED STOCKS
(Cost: $13,363,500)		17,560,732

RIGHTS — 0.02%

SINGAPORE — 0.00%
Keppel DC REIT[b]	143,439	9,275

		9,275
SPAIN — 0.00%
Papeles y Cartones de Europa SAb	470,521	94,389

		94,389
UNITED KINGDOM — 0.02%
Phoenix Group Holdings[b]	292,020	791,491
Shanks Group PLC[b]	428,392	164,752

		956,243

TOTAL RIGHTS
(Cost: $928,527)		1,059,907

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/20/24)[b]	2	$—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 6.21%

MONEY MARKET FUNDS — 6.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	371,734,969	371,772,142

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[e,f]	3,622,080	$3,622,080

		375,394,222

TOTAL SHORT-TERM INVESTMENTS
(Cost: $375,357,048)		375,394,222

TOTAL INVESTMENTS IN SECURITIES — 105.65%
(Cost: $6,031,487,949)[h]		6,386,668,022
Other Assets, Less Liabilities — (5.65)%		(341,381,350)

NET ASSETS — 100.00%		$6,045,286,672

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $6,150,286,342. Net unrealized appreciation was $236,381,680, of which $879,215,409 represented gross unrealized appreciation on securities and $642,833,729 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1		Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,987,320,277		$5,332,739	$145	$5,992,653,161
Preferred stocks	17,560,732		—	—	17,560,732
Rights	1,050,632		9,275	—	1,059,907
Warrants	0	[a]	—	—	0	[a]
Money market funds	375,394,222		—	—	375,394,222

Total	$6,381,325,863		$5,342,014	$145	$6,386,668,022

[a]	Rounds to less than $1.

371

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.72%

AUSTRALIA — 7.53%
AGL Energy Ltd.	345,684	$5,045,264
ASX Ltd.	35,145	1,260,425
AusNet Services	934,957	1,067,183
Australia & New Zealand Banking Group Ltd.	1,437,810	30,470,723
Bank of Queensland Ltd.	190,931	1,519,722
Bendigo & Adelaide Bank Ltd.	219,364	1,857,875
BHP Billiton Ltd.	1,587,960	27,876,818
Coca-Cola Amatil Ltd.	178,035	1,292,438
Dexus Property Group	483,235	3,287,396
DUET Group	438,240	793,679
GPT Group (The)	441,986	1,567,294
Harvey Norman Holdings Ltd.	189,448	728,010
Incitec Pivot Ltd.	825,165	1,852,332
Insurance Australia Group Ltd.	1,186,549	4,975,003
LendLease Group	138,169	1,421,489
Macquarie Group Ltd.	98,505	5,981,598
Mirvac Group	1,827,641	2,906,653
National Australia Bank Ltd.	1,303,995	27,783,696
Orica Ltd.	183,003	2,268,482
Origin Energy Ltd.	871,530	3,548,070
QBE Insurance Group Ltd.	671,880	5,107,557
Rio Tinto Ltd.	210,718	8,687,537
Santos Ltd.	294,855	801,001
Scentre Group	2,593,183	8,307,519
South32 Ltd.	2,589,510	5,064,152
Stockland	1,171,551	3,940,393
Suncorp Group Ltd.	633,930	5,774,196
Tabcorp Holdings Ltd.	189,255	697,026
Tatts Group Ltd.	694,815	2,146,601
Vicinity Centres	1,640,217	3,582,113
Westpac Banking Corp.	1,646,453	38,174,894
Woodside Petroleum Ltd.	376,200	8,121,461
Woolworths Ltd.	625,350	11,254,089

		229,162,689
AUSTRIA — 0.32%
Erste Group Bank AG	146,355	4,590,028
IMMOFINANZ AG Escrow[a]	269,008	3
OMV AG	73,886	2,306,300
Raiffeisen Bank International AGa	60,301	986,903
Voestalpine AG	55,856	1,973,422

		9,856,656

Security	Shares	Value
BELGIUM — 0.74%
Ageas	97,795	$3,567,177
Groupe Bruxelles Lambert SA	39,930	3,429,918
KBC Group NVa	121,770	7,409,714
Proximus SADP	76,495	2,186,908
Solvay SA	36,300	4,160,261
Umicore SA	30,335	1,841,897

		22,595,875
DENMARK — 0.80%
AP Moller – Maersk A/S Class A	1,815	2,651,831
AP Moller – Maersk A/S Class B	3,135	4,804,492
Carlsberg A/S Class B	32,443	2,921,048
Danske Bank A/S	344,685	10,625,775
TDC A/Sa	424,953	2,341,385
Tryg A/S	54,858	1,070,298

		24,414,829
FINLAND — 1.54%
Elisa OYJ	23,732	798,661
Fortum OYJ	223,698	3,724,859
Metso OYJ	53,546	1,402,862
Neste OYJ	64,067	2,762,156
Nokia OYJ	2,890,635	12,890,333
Nokian Renkaat OYJ	55,110	1,846,783
Orion OYJ Class B	32,835	1,396,197
Sampo OYJ Class A	223,671	10,241,512
Stora Enso OYJ Class R	268,351	2,534,244
UPM-Kymmene OYJ	263,296	6,118,854
Wartsila OYJ Abp	72,743	3,141,792

		46,858,253
FRANCE — 11.51%
ArcelorMittal[a]	924,495	6,220,444
Arkema SA	32,010	3,031,020
AXA SA	957,500	21,553,779
BNP Paribas SA	521,784	30,223,413
Bouygues SA	102,972	3,353,039
Carrefour SA	270,765	7,092,339
Casino Guichard Perrachon SAb	27,018	1,342,545
Christian Dior SE	13,860	2,670,229
Cie. de Saint-Gobain	238,260	10,563,453
Cie. Generale des Etablissements Michelin Class B	89,852	9,714,640
CNP Assurances	82,830	1,433,251
Credit Agricole SA	511,679	5,514,795

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2016

Security	Shares	Value
Edenred	50,490	$1,168,102
Electricite de France SA	123,718	1,384,677
Engie SA	727,219	10,470,929
Eutelsat Communications SA	87,663	1,835,438
Fonciere des Regions	16,023	1,398,655
Gecina SA	20,130	2,930,433
ICADE	18,688	1,341,410
Imerys SA	18,187	1,263,183
Klepierre	108,075	4,414,854
Lagardere SCA	61,777	1,571,103
Natixis SA	453,420	2,288,865
Orange SA	979,498	15,407,969
Peugeot SAa	123,915	1,853,478
Renault SA	47,850	4,149,572
Rexel SA	146,466	2,028,626
Sanofi	578,602	45,007,353
Schneider Electric SE	274,933	18,426,474
SCOR SE	78,808	2,547,622
SES SA	181,274	4,163,029
Societe Generale SA	377,355	14,709,632
STMicroelectronics NV	314,355	2,993,506
Suez	172,181	2,722,645
Technip SA	53,419	3,538,070
Total SA	1,096,920	52,570,856
Unibail-Rodamco SE	48,239	11,474,875
Veolia Environnement SA	231,558	5,046,219
Vinci SA	247,170	17,877,138
Vivendi SA	567,435	11,457,653
Wendel SA	13,695	1,573,306

		350,328,619
GERMANY — 7.82%
Allianz SE Registered	225,777	35,144,549
Axel Springer SE	8,161	408,076
BASF SE	451,440	39,737,955
Bayerische Motoren Werke AG	166,392	14,477,006
Commerzbank AG	179,151	1,215,036
Daimler AG Registered	478,196	34,025,733
Deutsche Bank AG Registered[a]	678,372	9,782,474
E.ON SE	986,891	7,217,971
Evonik Industries AG	75,265	2,348,107
Fraport AG Frankfurt Airport Services Worldwide	20,790	1,232,256
Hannover Rueck SE	29,645	3,300,056

Security	Shares	Value
K+S AG Registered[b]	91,388	$1,846,309
Linde AG	91,080	15,006,242
MAN SE	6,270	640,305
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	82,326	15,937,407
RTL Group SAa	19,481	1,524,753
RWE AGa	239,698	3,799,467
Siemens AG Registered	376,551	42,701,609
Telefonica Deutschland Holding AG	346,830	1,342,469
Volkswagen AG	16,296	2,429,461
Vonovia SE	112,627	3,961,270

		238,078,511
HONG KONG — 3.19%
Bank of East Asia Ltd. (The)[b]	587,000	2,365,455
BOC Hong Kong Holdings Ltd.	1,732,500	6,188,418
Cathay Pacific Airways Ltd.	495,000	652,353
CK Hutchison Holdings Ltd.	1,320,000	16,332,231
First Pacific Co. Ltd./Hong Kong	990,000	750,653
Hang Lung Properties Ltd.	1,155,088	2,550,031
Hang Seng Bank Ltd.	379,500	6,856,090
HK Electric Investments & HK Electric Investments Ltd.[c]	1,320,000	1,307,259
Hong Kong Exchanges & Clearing Ltd.	198,000	5,244,357
Hongkong Land Holdings Ltd.	574,200	3,847,140
Hysan Development Co. Ltd.	330,000	1,523,434
Kerry Properties Ltd.	330,000	1,044,701
Li & Fung Ltd.[b]	3,300,000	1,625,563
MGM China Holdings Ltd.	198,000	327,836
MTR Corp. Ltd.	330,000	1,827,695
New World Development Co. Ltd.	2,724,000	3,396,723
NWS Holdings Ltd.	825,000	1,461,730
Power Assets Holdings Ltd.	742,500	6,984,710
Sands China Ltd.	1,188,000	5,170,313
Sino Land Co. Ltd.	1,650,000	2,808,565
SJM Holdings Ltd.	967,000	669,618
Sun Hung Kai Properties Ltd.	708,000	10,572,274
Swire Pacific Ltd. Class A	247,500	2,573,986
Swire Properties Ltd.	554,200	1,593,669
Wharf Holdings Ltd. (The)	660,419	4,964,948
Wheelock & Co. Ltd.	495,000	3,057,506
Yue Yuen Industrial Holdings Ltd.	330,000	1,257,471

		96,954,729

373

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2016

Security	Shares	Value
IRELAND — 0.03%
Bank of Ireland[a]	4,346,797	$929,167
Irish Bank Resolution Corp. Ltd.[a]	246,432	3

		929,170
ISRAEL — 0.61%
Bank Hapoalim BM	525,728	3,030,598
Bank Leumi le-Israel BMa,b	691,020	2,605,246
Bezeq The Israeli Telecommunication Corp. Ltd.	998,538	1,812,120
Israel Chemicals Ltd.	253,561	901,826
Mizrahi Tefahot Bank Ltd.	66,990	872,107
Teva Pharmaceutical Industries Ltd.	225,458	9,433,463

		18,655,360
ITALY — 2.55%
Assicurazioni Generali SpA	576,937	7,443,802
Atlantia SpA	203,613	4,979,606
Enel SpA	3,817,996	16,406,331
Eni SpA	1,247,838	18,069,701
EXOR SpA	19,054	808,536
Intesa Sanpaolo SpA	2,160,925	4,998,182
Mediobanca SpA	279,016	2,041,598
Poste Italiane SpA[c]	137,445	913,797
Saipem SpA[a]	2,996,895	1,231,949
Snam SpA	1,226,610	6,456,819
Telecom Italia SpA/Milano[a]	1,781,748	1,543,967
Tenaris SA	227,040	3,205,591
Terna Rete Elettrica Nazionale SpA	785,768	3,843,385
UniCredit SpA	1,691,745	4,191,151
Unione di Banche Italiane SpA[b]	143,550	395,287
UnipolSai SpA	569,820	1,086,868

		77,616,570
JAPAN — 24.29%
Aeon Mall Co. Ltd.	33,000	489,889
Aisin Seiki Co. Ltd.	99,000	4,347,766
Ajinomoto Co. Inc.	82,500	1,834,337
Alfresa Holdings Corp.	33,000	697,778
Amada Holdings Co. Ltd.	82,500	940,524
Aozora Bank Ltd.	660,000	2,179,379
Asahi Glass Co. Ltd.	495,000	3,462,197
Asahi Kasei Corp.	660,000	5,952,781
Bank of Kyoto Ltd. (The)	165,000	1,210,591
Benesse Holdings Inc.	16,500	432,264

Security	Shares	Value
Bridgestone Corp.	313,500	$11,679,617
Brother Industries Ltd.	115,500	2,121,283
Canon Inc.	528,000	15,158,929
Chiba Bank Ltd. (The)	361,000	2,232,954
Chubu Electric Power Co. Inc.	313,500	4,607,706
Chugoku Bank Ltd. (The)	83,000	1,113,670
Chugoku Electric Power Co. Inc. (The)	132,000	1,542,523
Concordia Financial Group Ltd.	588,200	2,727,040
Credit Saison Co. Ltd.	66,000	1,140,562
Dai Nippon Printing Co. Ltd.	330,000	3,309,892
Dai-ichi Life Holdings Inc.	528,000	7,742,761
Daiichi Sankyo Co. Ltd.	280,500	6,742,570
Daiwa House Industry Co. Ltd.	280,500	7,703,507
Daiwa House REIT Investment Corp.	660	1,780,559
Daiwa Securities Group Inc.	825,000	4,927,939
Eisai Co. Ltd.	115,500	7,361,840
Electric Power Development Co. Ltd.	82,520	1,921,553
FamilyMart UNY Holdings Co. Ltd.	21,500	1,346,244
FANUC Corp.	99,000	18,540,420
Fuji Electric Co. Ltd.	330,000	1,648,665
Fuji Heavy Industries Ltd.	99,000	3,856,935
FUJIFILM Holdings Corp.	214,500	8,113,789
Fujitsu Ltd.	990,000	5,870,191
Fukuoka Financial Group Inc.	330,000	1,428,843
Hachijuni Bank Ltd. (The)	181,800	991,306
Hankyu Hanshin Holdings Inc.	33,000	1,092,830
Hino Motors Ltd.	82,500	898,915
Hiroshima Bank Ltd. (The)	165,000	706,571
Hisamitsu Pharmaceutical Co. Inc.	16,500	880,858
Hitachi Chemical Co. Ltd.	16,500	386,259
Hitachi Construction Machinery Co. Ltd.	49,500	1,034,891
Hitachi High-Technologies Corp.	16,500	688,514
Hitachi Ltd.	2,310,000	12,292,449
Hokuriku Electric Power Co.	82,500	936,599
Honda Motor Co. Ltd.	808,500	24,189,218
Idemitsu Kosan Co. Ltd.	33,000	760,270
INPEX Corp.	462,000	4,333,132
Isetan Mitsukoshi Holdings Ltd.	148,500	1,500,757
Isuzu Motors Ltd.	280,500	3,468,713
ITOCHU Corp.	719,400	9,094,760

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2016

Security	Shares	Value
Iyo Bank Ltd. (The)	129,500	$796,089
J Front Retailing Co. Ltd.	99,000	1,363,211
Japan Airlines Co. Ltd.	66,000	1,944,483
Japan Post Bank Co. Ltd.	198,000	2,332,626
Japan Post Holdings Co. Ltd.	198,000	2,521,045
Japan Prime Realty Investment Corp.	503	2,165,937
Japan Real Estate Investment Corp.	660	3,812,342
Japan Retail Fund Investment Corp.	1,320	2,988,324
JFE Holdings Inc.	247,500	3,548,163
JGC Corp.	50,200	888,060
JSR Corp.	99,000	1,505,467
JTEKT Corp.	99,000	1,464,957
JX Holdings Inc.	1,047,400	4,145,346
Kamigumi Co. Ltd.	165,000	1,408,431
Kaneka Corp.	165,000	1,366,037
Kansai Electric Power Co. Inc. (The)[a]	346,500	3,312,169
Kawasaki Heavy Industries Ltd.	495,000	1,446,115
Kobe Steel Ltd.[a]	81,500	673,188
Komatsu Ltd.	445,500	9,932,973
Konica Minolta Inc.	198,000	1,773,022
Kuraray Co. Ltd.	49,500	750,849
Kurita Water Industries Ltd.	33,000	780,996
Kyocera Corp.	165,000	8,023,505
Kyowa Hakko Kirin Co. Ltd.	54,800	836,980
Kyushu Electric Power Co. Inc.	214,500	1,945,268
Kyushu Financial Group Inc.	178,800	1,189,334
Lawson Inc.	16,500	1,252,986
Marubeni Corp.	771,200	4,056,166
Maruichi Steel Tube Ltd.	33,000	1,062,997
Mazda Motor Corp.	280,500	4,611,160
McDonald’s Holdings Co. Japan Ltd.[b]	16,600	477,061
Mebuki Financial Group Inc.	447,420	1,592,378
Medipal Holdings Corp.	49,500	845,530
Mitsubishi Chemical Holdings Corp.	326,300	2,145,628
Mitsubishi Corp.	742,500	16,187,539
Mitsubishi Electric Corp.	990,000	13,401,294
Mitsubishi Gas Chemical Co. Inc.	81,500	1,254,860
Mitsubishi Heavy Industries Ltd.	990,000	4,233,773
Mitsubishi Logistics Corp.	27,000	365,875

Security	Shares	Value
Mitsubishi Materials Corp.	48,900	$1,402,993
Mitsubishi Motors Corp.	342,900	1,908,898
Mitsubishi Tanabe Pharma Corp.	66,000	1,285,017
Mitsubishi UFJ Financial Group Inc.	6,270,000	32,494,095
Mitsubishi UFJ Lease & Finance Co. Ltd.	231,000	1,118,894
Mitsui & Co. Ltd.	834,500	11,578,256
Mitsui Chemicals Inc.	330,000	1,626,683
Mitsui Fudosan Co. Ltd.	165,000	3,753,462
Mitsui OSK Lines Ltd.	639,000	1,599,248
Mixi Inc.	7,000	257,458
Mizuho Financial Group Inc.	11,574,200	19,506,027
MS&AD Insurance Group Holdings Inc.	165,008	4,902,269
Nagoya Railroad Co. Ltd.	166,000	875,139
NEC Corp.	810,000	2,165,961
NH Foods Ltd.	25,000	598,087
NHK Spring Co. Ltd.	99,000	932,674
Nippon Building Fund Inc.	500	2,964,267
Nippon Electric Glass Co. Ltd.	185,000	1,005,234
Nippon Express Co. Ltd.	495,000	2,444,735
Nippon Prologis REIT Inc.	660	1,490,394
Nippon Steel & Sumitomo Metal Corp.	396,000	7,832,574
Nippon Telegraph & Telephone Corp.	330,000	14,633,868
Nippon Yusen KK	825,000	1,687,919
Nissan Motor Co. Ltd.	1,204,500	12,247,307
Nisshin Seifun Group Inc.	33,030	486,563
Nissin Foods Holdings Co. Ltd.	16,500	954,656
NOK Corp.	49,500	1,110,258
Nomura Holdings Inc.	1,763,500	8,835,540
Nomura Real Estate Holdings Inc.	66,000	1,116,068
Nomura Real Estate Master Fund Inc.	1,815	2,936,195
NSK Ltd.	214,500	2,380,045
NTT DOCOMO Inc.	693,000	17,413,204
NTT Urban Development Corp.	33,000	302,726
Oji Holdings Corp.	165,000	698,720
Omron Corp.	49,500	1,898,320
ORIX Corp.	643,500	10,198,880
Osaka Gas Co. Ltd.	1,001,000	4,159,839
Otsuka Holdings Co. Ltd.	66,000	2,887,206

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2016

Security	Shares	Value
Panasonic Corp.	375,400	$3,918,864
Resona Holdings Inc.	1,080,500	4,791,483
Ricoh Co. Ltd.	330,000	2,688,110
Rohm Co. Ltd.	51,500	2,710,139
Sankyo Co. Ltd.	33,000	1,161,917
SBI Holdings Inc./Japan	66,000	785,079
Sega Sammy Holdings Inc.	99,000	1,461,189
Seiko Epson Corp.	132,000	2,679,317
Sekisui Chemical Co. Ltd.	198,000	3,118,333
Sekisui House Ltd.	297,000	4,907,841
Sharp Corp./Japan[a,b]	165,000	284,199
Shikoku Electric Power Co. Inc.[a]	99,000	930,789
Shin-Etsu Chemical Co. Ltd.	66,000	5,006,290
Shinsei Bank Ltd.	825,000	1,334,634
Shizuoka Bank Ltd. (The)	330,000	2,785,459
Showa Shell Sekiyu KK	82,500	770,162
Sompo Holdings Inc.	82,500	2,672,408
Sony Financial Holdings Inc.	99,000	1,390,531
Sumitomo Chemical Co. Ltd.	330,000	1,563,877
Sumitomo Corp.	577,500	6,646,869
Sumitomo Electric Industries Ltd.	363,000	5,369,782
Sumitomo Heavy Industries Ltd.	330,000	1,739,735
Sumitomo Metal Mining Co. Ltd.	241,000	3,117,852
Sumitomo Mitsui Financial Group Inc.	660,000	22,943,141
Sumitomo Mitsui Trust Holdings Inc.	165,005	5,574,228
Sumitomo Rubber Industries Ltd.	82,500	1,380,168
Suntory Beverage & Food Ltd.	16,500	721,487
Suzuken Co. Ltd./Aichi Japan	18,960	608,936
T&D Holdings Inc.	280,500	3,392,639
Taisho Pharmaceutical Holdings Co. Ltd.	16,500	1,609,411
Takashimaya Co. Ltd.	165,000	1,345,625
Takeda Pharmaceutical Co. Ltd.	181,500	8,117,714
Teijin Ltd.	97,800	1,892,063
THK Co. Ltd.	59,400	1,254,870
Tobu Railway Co. Ltd.	165,000	810,201
Tokio Marine Holdings Inc.	165,000	6,514,583
Tokyo Electric Power Co. Holdings Inc.[a]	243,600	945,794
Tokyo Electron Ltd.	82,500	7,448,827
Tokyo Gas Co. Ltd.	990,000	4,486,254
Tokyu Fudosan Holdings Corp.	113,100	638,229
TonenGeneral Sekiyu KK	165,000	1,626,683
Toppan Printing Co. Ltd.	330,000	3,102,631
Toyo Suisan Kaisha Ltd.	16,600	672,151
Toyoda Gosei Co. Ltd.	33,000	753,990

Security	Shares	Value
Toyota Industries Corp.	82,500	$3,780,154
Toyota Motor Corp.	1,312,416	75,921,177
Toyota Tsusho Corp.	16,500	389,870
United Urban Investment Corp.	1,320	2,222,087
West Japan Railway Co.	82,500	5,081,030
Yamada Denki Co. Ltd.	181,500	937,855
Yamaguchi Financial Group Inc.	89,000	980,749
Yamaha Motor Co. Ltd.	82,500	1,833,159
Yokohama Rubber Co. Ltd. (The)	51,900	900,848

		739,236,796
NETHERLANDS — 1.64%
ABN AMRO Group NVc	117,150	2,700,028
Aegon NV	909,645	3,916,818
Altice NV Class Aa,b	91,245	1,680,383
Boskalis Westminster	43,747	1,409,651
ING Groep NV	1,905,896	25,060,480
Koninklijke DSM NV	88,304	5,670,478
Koninklijke KPN NV	1,097,580	3,574,611
NN Group NV	101,002	3,039,221
Randstad Holding NV	57,915	2,978,466

		50,030,136
NEW ZEALAND — 0.19%
Contact Energy Ltd.	364,398	1,238,279
Fletcher Building Ltd.	327,547	2,429,973
Mercury NZ Ltd.	353,942	772,291
Meridian Energy Ltd.	670,304	1,232,407

		5,672,950
NORWAY — 0.98%
DNB ASA	479,118	6,938,732
Gjensidige Forsikring ASA	100,104	1,796,703
Norsk Hydro ASA	663,551	2,971,382
Orkla ASA	401,320	3,796,063
Statoil ASA	550,578	9,034,565
Telenor ASA	127,416	2,030,577
Yara International ASA	87,823	3,107,856

		29,675,878
PORTUGAL — 0.13%
EDP – Energias de Portugal SA	1,151,500	3,800,709

		3,800,709
SINGAPORE — 1.44%
CapitaLand Commercial Trust	1,047,900	1,185,748
DBS Group Holdings Ltd.[b]	868,700	9,361,664

376

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2016

Security	Shares	Value
Golden Agri-Resources Ltd.	3,324,100	$919,447
Hutchison Port Holdings Trust	2,486,900	1,106,670
Jardine Matheson Holdings Ltd.[b]	118,100	7,193,471
Keppel Corp. Ltd.[b]	703,300	2,667,881
Noble Group Ltd.[a,b]	4,220,400	503,331
Oversea-Chinese Banking Corp. Ltd.[b]	1,534,500	9,348,775
SembCorp Industries Ltd.[b]	473,600	860,843
Sembcorp Marine Ltd.[b]	424,700	395,134
Singapore Press Holdings Ltd.[b]	263,900	705,301
Suntec REIT	1,211,900	1,462,743
United Overseas Bank Ltd.	319,700	4,313,504
UOL Group Ltd.	244,500	995,988
Wilmar International Ltd.	932,800	2,218,240
Yangzijiang Shipbuilding Holdings Ltd.	998,700	534,544

		43,773,284
SPAIN — 4.47%
ACS Actividades de Construccion y Servicios SA	106,852	3,271,475
Banco Bilbao Vizcaya Argentaria SA	3,322,119	23,955,155
Banco de Sabadell SA	1,045,605	1,397,209
Banco Popular Espanol SA	644,232	705,501
Banco Santander SA	7,210,116	35,385,007
Bankia SA	2,564,430	2,254,526
CaixaBank SA	1,015,340	3,068,585
Enagas SA	71,491	2,049,335
Endesa SA	187,817	3,986,964
Ferrovial SA	178,003	3,458,625
Gas Natural SDG SA	174,122	3,430,935
Iberdrola SA	2,772,891	18,873,150
Mapfre SA	638,903	1,895,890
Red Electrica Corp. SA	34,927	727,644
Repsol SA	565,339	7,910,787
Telefonica SA	2,269,978	23,042,127
Zardoya Otis SA	74,858	631,037

		136,043,952
SWEDEN — 2.69%
Alfa Laval AB	141,075	2,029,766
ICA Gruppen AB	40,920	1,272,301
Industrivarden AB Class C	79,695	1,424,024
Lundin Petroleum ABa	30,195	543,888
Nordea Bank AB	1,496,744	15,753,017

Security	Shares	Value
Sandvik AB	338,837	$3,857,292
Skandinaviska Enskilda Banken AB Class A	748,449	7,562,060
Skanska AB Class B	167,145	3,635,077
SKF AB Class B	197,784	3,356,507
Svenska Handelsbanken AB Class A	743,490	10,153,297
Swedbank AB Class A	445,176	10,441,639
Tele2 AB Class B	156,450	1,294,573
Telefonaktiebolaget LM Ericsson Class B	1,505,955	7,298,160
Telia Co. AB	1,278,842	5,117,353
Volvo AB Class B	763,620	8,210,513

		81,949,467
SWITZERLAND — 4.50%
ABB Ltd. Registered	479,012	9,881,530
Adecco Group AG Registered	81,425	4,845,648
Aryzta AG	42,594	1,872,775
Baloise Holding AG Registered	24,726	3,045,431
Credit Suisse Group AG Registered	463,485	6,477,260
Julius Baer Group Ltd.	110,055	4,463,855
Novartis AG Registered	390,976	27,833,664
Pargesa Holding SA Bearer	15,722	1,056,453
Swatch Group AG (The) Bearer[b]	15,015	4,520,139
Swiss Life Holding AG Registered	15,724	4,165,930
Swiss Prime Site AG Registered	32,809	2,722,195
Swiss Re AG	165,000	15,333,704
Swisscom AG Registered	12,939	5,923,233
UBS Group AG	1,797,893	25,453,031
Zurich Insurance Group AG	74,415	19,482,297

		137,077,145
UNITED KINGDOM — 21.75%
3i Group PLC	479,142	3,925,245
Aberdeen Asset Management PLC	451,017	1,763,170
Admiral Group PLC	104,200	2,438,765
Aggreko PLC	39,435	385,892
Anglo American PLC[a]	691,020	9,541,865
Antofagasta PLC[b]	76,099	504,497
AstraZeneca PLC	622,530	34,870,946
Aviva PLC	1,995,180	10,786,231
BAE Systems PLC	1,570,391	10,401,299
Barclays PLC	8,341,410	19,380,202

377

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2016

Security	Shares	Value
Barratt Developments PLC	173,085	$958,756
Berkeley Group Holdings PLC	23,265	670,056
BHP Billiton PLC	1,042,965	15,719,578
BP PLC	9,183,900	54,235,453
British Land Co. PLC (The)	478,083	3,417,514
Centrica PLC	2,681,580	7,012,781
Cobham PLC	835,137	1,457,035
Direct Line Insurance Group PLC	685,607	2,897,056
Dixons Carphone PLC	475,695	1,827,702
easyJet PLC	22,935	262,373
G4S PLC	747,285	2,007,192
GlaxoSmithKline PLC	2,396,955	47,364,464
Glencore PLC[a]	6,045,989	18,453,868
Hammerson PLC	386,999	2,603,403
HSBC Holdings PLC	9,771,465	73,512,538
ICAP PLC	273,276	1,616,499
IMI PLC	132,294	1,605,486
Imperial Brands PLC	472,065	22,797,290
Intu Properties PLC[b]	457,735	1,539,628
Investec PLC	199,688	1,238,499
J Sainsbury PLC	788,468	2,415,265
Johnson Matthey PLC	32,175	1,339,532
Kingfisher PLC	1,123,759	4,957,026
Land Securities Group PLC	380,820	4,644,781
Legal & General Group PLC	1,900,410	4,858,520
Lloyds Banking Group PLC	31,707,390	22,166,232
Marks & Spencer Group PLC	801,490	3,331,925
Meggitt PLC	380,068	2,019,901
National Grid PLC	1,857,570	24,153,209
Old Mutual PLC	2,426,792	5,970,183
Pearson PLC	401,734	3,715,363
Persimmon PLC	98,340	2,033,872
Petrofac Ltd.	48,015	472,782
Rio Tinto PLC	611,928	21,213,984
Rolls-Royce Holdings PLC	589,916	5,232,459
Rolls-Royce Holdings PLC New[a]	27,136,136	33,131
Royal Bank of Scotland Group PLC[a]	1,738,110	4,012,812
Royal Dutch Shell PLC Class A	2,112,429	52,574,225
Royal Dutch Shell PLC Class B	1,846,042	47,668,555
Royal Mail PLC	445,170	2,668,624
RSA Insurance Group PLC	500,350	3,375,097
Schroders PLC	65,505	2,254,497
Segro PLC	408,733	2,181,724
Severn Trent PLC	80,939	2,300,493

Security	Shares	Value
Smiths Group PLC	195,772	$3,389,275
SSE PLC	504,364	9,797,027
Standard Chartered PLC[a]	1,619,310	14,074,372
Standard Life PLC	971,298	4,005,827
Tate & Lyle PLC	231,514	2,204,712
TUI AG	87,945	1,113,448
United Utilities Group PLC	353,925	4,061,806
Vodafone Group PLC	13,051,170	35,820,018
Weir Group PLC (The)	107,686	2,235,055
William Hill PLC	451,989	1,632,323
Wm Morrison Supermarkets PLC	1,078,605	2,982,708

		662,106,046

TOTAL COMMON STOCKS
(Cost: $3,245,086,692)		3,004,817,624

PREFERRED STOCKS — 0.73%

GERMANY — 0.63%
Bayerische Motoren Werke AG	26,691	2,023,238
Porsche Automobil Holding SE	76,021	4,093,795
Schaeffler AG	28,050	423,713
Volkswagen AG	91,843	12,604,927

		19,145,673
ITALY — 0.10%
Intesa Sanpaolo SpA	481,105	1,037,898
Telecom Italia SpA/Milano	2,849,787	2,018,064

		3,055,962

TOTAL PREFERRED STOCKS
(Cost: $27,776,194)		22,201,635

RIGHTS — 0.02%

ITALY — 0.00%
EXOR SpA[a]	19,054	1

		1
SPAIN — 0.02%
Banco Santander SAa	7,210,116	403,090
Ferrovial SAa	178,003	76,100

		479,190
SWEDEN — 0.00%
Tele2 AB Class Ba	156,450	46,932

		46,932

TOTAL RIGHTS
(Cost: $434,108)		526,123

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	22,729,012	$22,731,285
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	807,219	807,219

		23,538,504

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,536,344)		23,538,504

TOTAL INVESTMENTS IN SECURITIES — 100.24% (Cost: $3,296,833,338)[g]		3,051,083,886
Other Assets, Less Liabilities — (0.24)%		(7,446,713)

NET ASSETS — 100.00%		$3,043,637,173

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,460,094,852. Net unrealized depreciation was $409,010,966, of which $162,983,819 represented gross unrealized appreciation on securities and $571,994,785 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,004,784,487	$33,131	$6	$3,004,817,624
Preferred stocks	22,201,635	—	—	22,201,635
Rights	479,190	46,933	—	526,123
Money market funds	23,538,504	—	—	23,538,504

Total	$3,051,003,816	$80,064	$6	$3,051,083,886

379

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.42%

AUSTRIA — 0.78%
Erste Group Bank AG	67,654	$2,121,784
IMMOEAST AG Escrow[a]	740	—
IMMOFINANZ AG Escrow[a]	328	—
Raiffeisen Bank International AGa	26,352	431,284

		2,553,068
BELGIUM — 2.00%
Ageas	43,779	1,596,886
Groupe Bruxelles Lambert SA	18,169	1,560,685
KBC Group NVa	56,397	3,431,762

		6,589,333
DENMARK — 1.60%
Danske Bank A/S	154,790	4,771,788
Tryg A/S	26,021	507,678

		5,279,466
FINLAND — 1.40%
Sampo OYJ Class A	100,513	4,602,318

		4,602,318
FRANCE — 11.25%
AXA SA	436,372	9,822,941
BNP Paribas SA	237,987	13,784,975
CNP Assurances	38,418	664,767
Credit Agricole SA	236,909	2,553,368
Eurazeo SA	9,060	520,712
Natixis SA	210,601	1,063,114
SCOR SE	36,505	1,180,095
Societe Generale SA	172,386	6,719,759
Wendel SA	6,437	739,494

		37,049,225
GERMANY — 10.31%
Allianz SE Registered	102,706	15,987,262
Commerzbank AG	239,354	1,623,345
Deutsche Bank AG Registered[a]	310,008	4,470,475
Deutsche Boerse AGa	43,388	3,371,190
Hannover Rueck SE	13,578	1,511,491
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	36,204	7,008,696

		33,972,459
IRELAND — 0.40%
Bank of Ireland[a]	6,137,549	1,311,957

		1,311,957

Security	Shares	Value
ITALY — 5.08%
Assicurazioni Generali SpA	262,673	$3,389,080
EXOR SpA	24,859	1,054,865
Intesa Sanpaolo SpA	2,853,696	6,600,550
Mediobanca SpA	127,117	930,132
Poste Italiane SpA[b]	117,305	779,897
UniCredit SpA	1,180,184	2,923,803
Unione di Banche Italiane SpA[c]	202,512	557,648
UnipolSai SpA	253,289	483,121

		16,719,096
NETHERLANDS — 5.03%
ABN AMRO Group NVb	52,871	1,218,551
Aegon NV	409,945	1,765,172
ING Groep NV	871,310	11,456,788
NN Group NV	71,183	2,141,946

		16,582,457
NORWAY — 1.21%
DNB ASA	219,664	3,181,240
Gjensidige Forsikring ASA	44,874	805,415

		3,986,655
SPAIN — 10.32%
Banco Bilbao Vizcaya Argentaria SA	1,478,527	10,661,371
Banco de Sabadell SA	1,187,160	1,586,364
Banco Popular Espanol SA	753,848	825,542
Banco Santander SA	3,243,840	15,919,758
Bankia SA	1,034,200	909,220
Bankinter SA	151,230	1,156,138
CaixaBank SA	731,177	2,209,781
Mapfre SA	242,038	718,227

		33,986,401
SWEDEN — 7.80%
Industrivarden AB Class C	36,810	657,737
Investor AB Class B	102,390	3,644,342
Kinnevik AB Class B	52,858	1,338,222
Nordea Bank AB	682,502	7,183,236
Skandinaviska Enskilda Banken AB Class A	341,369	3,449,070
Svenska Handelsbanken AB Class A	340,412	4,648,757
Swedbank AB Class A	203,500	4,773,108

		25,694,472
SWITZERLAND — 12.49%
Baloise Holding AG Registered	11,219	1,381,812

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2016

Security	Shares	Value
Credit Suisse Group AG Registered	417,871	$5,839,799
Julius Baer Group Ltd.	50,267	2,038,841
Pargesa Holding SA Bearer	7,806	524,531
Partners Group Holding AG	3,908	1,979,885
Swiss Life Holding AG Registered	7,214	1,911,283
Swiss Re AG	74,974	6,967,449
UBS Group AG	821,876	11,635,417
Zurich Insurance Group AG	33,814	8,852,710

		41,131,727
UNITED KINGDOM — 29.75%
3i Group PLC	218,296	1,788,333
Aberdeen Asset Management PLC	207,217	810,078
Admiral Group PLC	47,489	1,111,463
Aviva PLC	912,051	4,930,680
Barclays PLC	3,799,267	8,827,112
Direct Line Insurance Group PLC	308,562	1,303,839
Hargreaves Lansdown PLC	58,610	830,061
HSBC Holdings PLC	4,451,290	33,487,878
ICAP PLC	124,287	735,190
Investec PLC	138,677	860,098
Legal & General Group PLC	1,337,150	3,418,510
Lloyds Banking Group PLC	14,433,161	10,090,039
London Stock Exchange Group PLC	70,511	2,419,041
Old Mutual PLC	1,107,581	2,724,775
Provident Financial PLC	33,145	1,193,768
Prudential PLC	578,151	9,419,761
Royal Bank of Scotland Group PLC[a]	791,424	1,827,178
RSA Insurance Group PLC	228,699	1,542,683
Schroders PLC	30,466	1,048,553
St. James’s Place PLC	118,225	1,364,021
Standard Chartered PLC[a]	737,487	6,409,932
Standard Life PLC	443,961	1,830,984

		97,973,977

TOTAL COMMON STOCKS (Cost: $401,576,243)		327,432,611

PREFERRED STOCKS — 0.14%

ITALY — 0.14%
Intesa Sanpaolo SpA	206,649	445,809

		445,809

TOTAL PREFERRED STOCKS (Cost: $534,069)		445,809

Security	Shares	Value
RIGHTS — 0.05%

ITALY — 0.00%
EXOR SpA[a]	24,859	$1

		1
SPAIN — 0.05%
Banco Santander SAa	3,243,840	181,351

		181,351

TOTAL RIGHTS
(Cost: $160,190)		181,352

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	587,276	587,334
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[d,e]	78,529	78,529

		665,863

TOTAL SHORT-TERM INVESTMENTS
(Cost: $665,814)		665,863

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $402,936,316)[g]		328,725,635
Other Assets, Less Liabilities — 0.19%		622,175

NET ASSETS — 100.00%		$329,347,810

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $406,014,449. Net unrealized depreciation was $77,288,814, of which $2,334,278 represented gross unrealized appreciation on securities and $79,623,092 represented gross unrealized depreciation on securities.

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$327,432,611	$—	$0	[a]	$327,432,611
Preferred stocks	445,809	—	—		445,809
Rights	181,351	1	—		181,352
Money market funds	665,863	—	—		665,863

Total	$328,725,634	$1	$0	[a]	$328,725,635

[a]	Rounds to less than $1.

382

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.83%

AUSTRALIA — 0.00%
AED Oil Ltd.[a]	11,395	$—

		—
AUSTRIA — 1.77%
ams AGb	3,325	93,304
Austria Technologie & Systemtechnik AG	1,325	14,648
BUWOG AG	4,515	108,960
CA Immobilien Anlagen AG	3,850	69,805
Conwert Immobilien Invest SE	3,125	55,358
DO & CO AG	325	25,110
EVN AG	1,962	22,905
IMMOFINANZ AG	39,700	85,428
Kapsch TrafficCom AG	250	11,167
Lenzing AG	401	52,156
Oesterreichische Post AG	1,725	59,480
Palfinger AG	700	21,179
Porr AG	460	16,499
RHI AG	1,300	32,691
S IMMO AG	2,558	27,424
Schoeller-Bleckmann Oilfield Equipment AG	584	41,298
Semperit AG Holding[b]	555	15,027
UNIQA Insurance Group AG	6,506	41,878
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,025	39,890
Wienerberger AG	6,008	95,925
Zumtobel Group AG	1,450	25,424

		955,556
BELGIUM — 3.59%
Ablynx NVa,b	2,955	29,153
Ackermans & van Haaren NVb	1,204	167,024
Aedifica SAa	700	58,011
AGFA-Gevaert NVa	9,050	37,599
Barco NV	525	41,206
Befimmo SA	1,086	63,178
Bekaert SA	1,850	82,173
bpost SA	5,029	133,602
Celyad SAa,b	300	5,125
Cie. d’Entreprises CFE	407	44,772
Cofinimmo SA	1,058	123,807
D’ieteren SA/NV	1,253	55,196
Econocom Group SA/NV	3,175	47,177
Elia System Operator SA/NV	1,538	79,493
Euronav NV	6,580	51,494

Security	Shares	Value
EVS Broadcast Equipment SA	675	$23,556
Exmar NV	1,825	13,024
Fagron[a,b]	2,400	23,683
Galapagos NVa	1,988	121,210
Gimv NV	1,000	53,714
Greenyard NV	850	13,315
Intervest Offices & Warehouses NV	750	19,859
Ion Beam Applications	1,050	49,793
KBC Ancora[a]	1,800	68,192
Kinepolis Group NV	775	34,815
Melexis NV	1,025	67,090
Nyrstar NVa,b	3,751	19,243
Ontex Group NV	3,791	114,469
Orange Belgium SAa	1,500	33,733
Sofina SA	875	122,103
Tessenderlo Chemie NVa	1,561	51,985
Van de Velde NV	300	21,090
Warehouses De Pauw CVA	750	68,962

		1,938,846
CHINA — 0.00%
Boshiwa International Holding Ltd.[a]	20,000	191

		191
DENMARK — 2.81%
ALK-Abello A/S	305	41,169
Alm Brand A/S	3,500	26,304
Ambu A/S Class Bb	1,364	70,550
Bang & Olufsen A/Sa,b	1,953	21,584
Bavarian Nordic A/Sa,b	1,575	53,381
D/S Norden A/Sa,b	1,400	19,898
Dfds A/S	1,575	76,010
FLSmidth & Co. A/Sb	1,964	71,254
GN Store Nord A/S	7,475	151,347
IC Group A/S	400	9,431
Jyske Bank A/S Registered	3,632	164,576
Matas A/S	2,050	39,724
NKT Holding A/S	1,400	94,157
NNIT A/Sc	675	20,043
Per Aarsleff Holding A/Sb	1,016	23,955
Rockwool International A/S Class B	375	62,664
Royal Unibrew A/S	2,196	102,581
Scandinavian Tobacco Group A/Sc	2,000	34,570
Schouw & Co. AB	575	36,477
SimCorp A/S	2,100	115,890

383

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Solar A/S Class B	300	$16,467
Spar Nord Bank A/S	4,850	48,599
Sydbank A/S	3,650	113,973
Topdanmark A/Sa	2,827	76,027
TORM PLC	1,436	12,273
Zealand Pharma A/Sa,b	1,025	14,198

		1,517,102
FINLAND — 2.92%
Amer Sports OYJ	6,025	163,794
Cargotec OYJ Class B	1,826	74,822
Caverion Corp.[b]	4,989	35,876
Citycon OYJ	20,461	47,909
Cramo OYJ	1,950	51,195
F-Secure OYJ	4,725	16,678
Ferratum OYJ	510	7,939
Huhtamaki OYJ	4,650	187,480
Kemira OYJ	5,140	61,190
Kesko OYJ Class B	3,313	164,444
Konecranes OYJ	2,608	88,769
Metsa Board OYJ	9,825	56,382
Oriola-KD OYJ Class B	5,959	27,893
Outokumpu OYJ[a]	14,825	103,195
Outotec OYJ[a,b]	8,075	35,124
PKC Group OYJ[b]	1,175	20,570
Ponsse OYJ	575	14,346
Ramirent OYJ	3,375	24,862
Sanoma OYJ	3,800	35,553
Sponda OYJ	11,200	52,940
Stockmann OYJ Abp Class Ba,b	1,850	13,790
Technopolis OYJ	7,450	25,725
Tieto OYJ	2,860	78,347
Uponor OYJ	2,850	48,425
Valmet OYJ	6,050	89,731
YIT OYJ	5,800	48,257

		1,575,236
FRANCE — 8.20%
AB Science SAa,b	900	10,004
ABC Arbitrage	1,925	15,974
Adocia[a]	225	12,283
Air France-KLM[a]	7,282	44,367
Akka Technologies	540	18,854
Albioma SA	1,361	22,454
Altamir Amboise SCA	1,625	20,735
Alten SA	1,475	105,276
Altran Technologies SA	6,756	96,277

Security	Shares	Value
APERAM SAb	2,375	$107,771
Assystem	505	15,113
Axway Software SA	350	10,712
Beneteau SAb	1,925	22,220
Boiron SA	356	30,065
Bonduelle SCA[b]	725	17,166
Bourbon Corp.[b]	1,408	18,367
Cegid Group SA	306	919
Cellectis SAa,b	1,300	23,015
CGG SAa,b	1,071	28,282
Coface SAa	4,932	31,893
DBV Technologies SAa,b	864	59,630
Derichebourg SA	4,075	12,749
Elior Group[c]	5,275	118,280
Elis SA	4,375	72,610
Eramet[a,b]	275	12,890
Etablissements Maurel et Prom[a,b]	6,725	29,562
Euler Hermes Group	683	59,185
Eurofins Scientific SE	537	243,646
Europcar Groupe SAa,c	4,225	39,210
Faiveley Transport SA	393	42,801
Faurecia	3,475	127,650
FFP	350	25,706
Gaztransport Et Technigaz SA	1,201	40,549
Genfit[a,b]	1,305	24,391
Groupe Crit	150	9,874
Groupe Fnac SAa	861	58,612
Guerbet	300	17,798
Haulotte Group SA	725	10,030
Havas SA	8,659	70,345
ID Logistics Group[a]	110	15,495
Innate Pharma SAa,b	2,230	26,156
Interparfums SA	570	16,327
Ipsen SA	1,900	131,132
IPSOS	1,775	57,886
Korian SA	2,235	68,367
LISI	875	25,864
Marie Brizard Wine & Spirits SAa,b	1,139	19,340
Mercialys SA	2,675	55,333
Mersen	800	15,987
Metropole Television SA	2,989	52,015
MGI Coutier	475	13,319
Naturex[a]	325	29,452
Neopost SA	1,777	53,724
Nexans SAa	1,305	74,073

384

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Nexity SA	2,125	$106,560
Oeneo SA	1,300	11,571
Orpea	2,175	180,820
Parrot SAa,b	975	8,657
Pierre & Vacances SAa	275	10,747
Plastic Omnium SA	3,135	101,998
Rallye SAb	1,179	21,312
Rubis SCA	2,005	182,600
Sartorius Stedim Biotech	1,425	95,959
SEB SA	1,150	168,988
Solocal Group[a,b]	2,025	7,019
Sopra Steria Group	725	73,641
SPIE SA	3,950	74,606
SRP Groupe SAa,c	700	13,198
Ste Industrielle d’Aviation Latecoere SAa	3,700	14,196
Synergie SA	425	13,744
Tarkett SA	1,025	36,455
Technicolor SA Registered	18,035	105,295
Teleperformance	2,925	308,679
Television Francaise 1[b]	6,050	55,696
Trigano SA	450	31,793
Ubisoft Entertainment SAa,b	4,550	154,619
Vallourec SAa	16,721	82,043
Valneva SEa,b	3,152	8,569
Vicat SA	925	58,071
Vilmorin & Cie SA	340	20,413
Virbac SAa	225	35,764
Worldline SA/France[a,c]	2,050	56,270

		4,421,018
GERMANY — 11.07%
Aareal Bank AG	3,084	111,106
ADLER Real Estate AGa,b	1,200	17,555
ADO Properties SAc	1,475	53,673
ADVA Optical Networking SEa	2,225	17,673
AIXTRON SEa	5,540	27,401
Alstria office REIT AGb	7,427	95,703
Amadeus Fire AG	300	24,069
AURELIUS Equity Opportunities SE & Co KGaA	1,200	71,402
Aurubis AG	1,700	88,313
BayWa AGb	725	24,291
Bechtle AG	750	78,721
Bertrandt AGb	284	30,214
Bijou Brigitte AG	240	14,207
Bilfinger SEa,b	1,775	62,449

Security	Shares	Value
Borussia Dortmund GmbH & Co. KGaA	3,739	$23,568
BRAAS Monier Building Group SA	1,213	34,871
CANCOM SE	850	38,538
Capital Stage AGb	2,450	17,457
Carl Zeiss Meditec AG Bearer	1,650	59,245
Cewe Stiftung & Co. KGAA	275	26,287
comdirect bank AG	1,553	15,739
CompuGroup Medical SE	1,225	54,157
CTS Eventim AG & Co. KGaA	2,475	88,800
Deutsche Beteiligungs AG	650	21,914
Deutsche Euroshop AG	2,335	100,721
Deutsche Pfandbriefbank AGc	5,550	56,933
DEUTZ AG	4,625	22,815
Dialog Semiconductor PLC[a,b]	3,958	155,111
DIC Asset AG	2,400	22,991
DMG Mori AG	2,000	91,412
Draegerwerk AG & Co. KGaA	175	11,146
Drillisch AG	2,230	101,692
Duerr AG	1,325	98,622
ElringKlinger AGb	1,436	22,211
Evotec AGa	5,700	31,248
Freenet AG	6,525	186,721
Gerresheimer AG	1,590	119,759
Gerry Weber International AGb	1,325	16,522
Gesco AG	175	13,969
GFT Technologies SE	850	16,968
Grammer AG	550	31,369
Grand City Properties SA	5,875	103,075
GRENKE AG	450	78,236
Hamborner REIT AG	4,103	40,506
Hamburger Hafen und Logistik AG	1,263	20,089
Heidelberger Druckmaschinen AGa,b	12,426	32,964
Hornbach Baumarkt AG	450	14,172
Hypoport AGa	150	11,979
Indus Holding AG	925	54,461
Jenoptik AG	2,586	44,279
KION Group AG	3,339	201,385
Kloeckner & Co. SEa	3,775	47,051
Koenig & Bauer AGa	675	31,658
Krones AG	728	74,097
KUKA AG	54	4,311
KUKA AG New[a]	1,273	144,570
KWS Saat SE	113	36,913
LEG Immobilien AG	3,228	271,901

385

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
LEONI AG	1,675	$63,503
Manz AGa,b	250	9,103
MLP AG	3,750	15,210
MorphoSys AGa,b	1,282	56,677
MTU Aero Engines AG	2,650	276,201
Nemetschek SE	775	48,255
Nordex SEa	3,225	84,687
NORMA Group SE	1,625	74,673
PATRIZIA Immobilien AGa	2,125	43,863
Pfeiffer Vacuum Technology AG	350	31,718
Rational AG	175	90,642
Rheinmetall AG	2,000	138,362
RHOEN-KLINIKUM AG	1,708	47,472
RIB Software AGb	1,850	25,015
SAF-Holland SA	2,325	31,157
Salzgitter AG	1,952	63,980
SGL Carbon SEa,b	1,915	23,847
Siltronic AGa,b	625	22,452
Sixt Leasing SE	700	15,500
Sixt SEb	650	39,332
SLM Solutions Group AGa,b	650	21,447
SMA Solar Technology AGb	625	16,011
Software AG	2,613	94,811
STADA Arzneimittel AG	3,175	158,725
STRATEC Biomedical AG	250	14,248
Stroeer SE & Co. KGaA[b]	1,400	63,728
Suedzucker AG	3,650	93,386
TAG Immobilien AG	6,240	83,178
Takkt AG	1,676	39,647
TLG Immobilien AG	3,450	72,159
Uniper SEa	10,328	137,274
Vossloh AGa,b	529	32,062
VTG AGb	500	15,237
Wacker Chemie AGb	800	71,157
Wacker Neuson SE	1,414	19,530
WCM Beteiligungs & Grundbesitz-AGa	5,400	15,935
Wincor Nixdorf AGa	425	30,907
Wirecard AG	5,976	283,097
Wuestenrot & Wuerttembergische AG	1,225	24,306
XING AG	150	30,494
zooplus AGa	300	42,604

		5,970,802
HONG KONG — 0.00%
China Hongxing Sports Ltd.[a]	198,000	1
Peace Mark Holdings Ltd.[a]	30,000	—

Security	Shares	Value
Real Gold Mining Ltd.[a]	27,000	$20

		21
IRELAND — 1.67%
C&C Group PLC	16,675	63,977
FBD Holdings PLC[a]	1,400	9,362
Glanbia PLC	9,700	157,796
Green REIT PLC	31,550	47,036
Hibernia REIT PLC	36,903	51,901
Irish Continental Group PLC	8,175	38,068
Irish Residential Properties REIT PLC	17,275	22,251
Kingspan Group PLC	7,675	187,617
Origin Enterprises PLC	6,425	39,793
Permanent TSB Group Holdings PLC[a]	7,625	20,729
Smurfit Kappa Group PLC	11,935	261,140

		899,670
ISRAEL — 0.04%
Africa Israel Investments Ltd.[a]	1	—
Plus500 Ltd.	3,200	24,164

		24,164
ITALY — 6.35%
A2A SpA	80,100	108,967
ACEA SpA	2,778	35,934
Amplifon SpA	4,700	49,615
Anima Holding SpA[c]	11,579	56,331
Ansaldo STS SpA	5,822	66,820
Ascopiave SpA	4,040	11,798
Astaldi SpA[b]	2,450	9,878
ASTM SpA	1,951	21,034
Autogrill SpA	6,675	55,574
Azimut Holding SpA	5,807	93,066
Banca Carige SpA[a,b]	36,601	12,462
Banca Generali SpA	2,975	65,974
Banca IFIS SpA	1,125	32,495
Banca Mediolanum SpA	13,375	92,369
Banca Monte dei Paschi di Siena SpA[a,b]	137,255	36,577
Banca Popolare dell’Emilia Romagna SC	24,801	116,197
Banca Popolare di Milano Scarl	197,584	90,449
Banca Popolare di Sondrio SCPA	23,628	78,739
Banco Popolare SC	42,228	121,466
Beni Stabili SpA SIIQ	56,304	32,804
Biesse SpA	800	13,777
Brembo SpA	1,559	96,215

386

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Brunello Cucinelli SpA[b]	1,425	$28,180
Buzzi Unicem SpA	3,450	67,015
Cairo Communication SpA	3,325	14,215
Cementir Holding SpA	2,728	13,307
Cerved Information Solutions SpA	9,925	79,803
CIR-Compagnie Industriali Riunite SpA	20,175	22,470
Credito Emiliano SpA	4,400	24,743
Credito Valtellinese SC	60,461	26,537
Danieli & C Officine Meccaniche SpA	653	12,169
Danieli & C Officine Meccaniche SpA RSP	1,978	26,453
Datalogic SpA	1,075	22,508
Davide Campari-Milano SpA	14,825	149,104
De’ Longhi SpA	3,102	72,497
DiaSorin SpA	1,159	71,148
Ei Towers SpA[a]	850	40,066
ERG SpA	2,825	31,339
Esprinet SpA	1,625	12,024
Fincantieri SpA[a]	25,945	11,738
FinecoBank Banca Fineco SpA	10,839	63,211
Geox SpA	4,615	9,936
Hera SpA	35,053	89,530
Immobiliare Grande Distribuzione SIIQ SpA	23,550	18,097
Industria Macchine Automatiche SpA	775	47,872
Infrastrutture Wireless Italiane SpA[c]	12,450	58,822
Interpump Group SpA	3,661	58,673
Iren SpA	27,701	49,679
Italmobiliare SpA	450	21,315
Maire Tecnimont SpA	6,050	14,590
MARR SpA	1,775	32,650
Mediaset SpA	39,150	111,754
Moleskine SpA	5,300	14,002
Moncler SpA	7,025	116,821
Newron Pharmaceuticals SpA[a,b]	625	12,008
OVS SpA[c]	7,100	38,822
Piaggio & C SpA[b]	9,350	16,297
RAI Way SpA[c]	5,325	20,722
Recordati SpA	5,325	150,485
Reply SpA	225	28,241
Safilo Group SpA[a]	1,767	18,469
Salini Impregilo SpA	10,405	28,971
Salvatore Ferragamo SpA	2,625	64,140
Saras SpA	7,968	13,818
Societa Cattolica di Assicurazioni Scrl	7,265	43,881
Societa Iniziative Autostradali e Servizi SpA	3,627	33,915

Security	Shares	Value
Tamburi Investment Partners SpA	4,225	$16,951
Tod’s SpA[b]	704	41,133
Unipol Gruppo Finanziario SpA	22,538	68,831
Vittoria Assicurazioni SpA	1,309	13,962
Yoox Net-A-Porter Group SpA[a,b]	2,925	84,007

		3,425,462
NETHERLANDS — 3.70%
Aalberts Industries NV	5,025	158,504
Accell Group	1,100	27,493
Amsterdam Commodities NV	950	21,421
Arcadis NV	3,525	46,369
ASM International NV	2,403	102,364
BE Semiconductor Industries NV	1,725	56,095
BinckBank NV	3,500	20,741
Brunel International NV	1,175	19,147
Corbion NV	2,900	66,822
COSMO Pharmaceuticals NVb	325	47,293
Delta Lloyd NV	23,425	141,489
Eurocommercial Properties NV	2,453	104,279
Euronext NVc	3,050	121,884
Flow Traders[c]	1,450	44,673
Fugro NV CVA[a,b]	3,075	54,877
IMCD Group NV	2,550	110,149
Intertrust NVa,c	2,075	43,718
InterXion Holding NVa	3,550	132,167
Kendrion NV	650	18,732
Koninklijke BAM Groep NVb	11,751	54,630
NSI NV	7,650	29,938
PostNL NVa	21,500	101,155
Refresco Group NVc	2,575	37,542
SBM Offshore NV	9,215	132,178
TKH Group NV	2,075	79,794
TomTom NVa,b	5,325	42,997
VastNed Retail NV	1,000	38,378
Wereldhave NV	2,070	92,569
Wessanen	3,929	46,881

		1,994,279
NORWAY — 3.08%
Aker ASA Class A	1,325	48,976
Aker BP ASA[a]	5,150	82,760
Aker Solutions ASA[a]	7,876	36,300
Atea ASA	4,162	37,325
Austevoll Seafood ASA	4,675	42,209

387

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Bakkafrost P/F	2,012	$84,513
Borregaard ASA	5,150	50,555
BW LPG Ltd.[b,c]	4,200	13,570
DNO ASA[a]	33,910	29,096
Entra ASA[c]	4,225	45,315
Europris ASA[c]	5,550	28,317
Frontline Ltd./Bermuda[b]	3,701	27,181
Golden Ocean Group Ltd.[a,b]	2,925	10,670
Hexagon Composites ASA[a,b]	4,050	14,234
Hoegh LNG Holdings Ltd.[b]	2,490	26,103
IDEX ASA[a,b]	19,525	16,043
Kongsberg Automotive ASA[a]	22,225	18,396
Leroy Seafood Group ASA	1,500	79,422
Nordic Semiconductor ASA[a,b]	6,400	25,595
Norwegian Air Shuttle ASA[a,b]	1,479	49,937
Norwegian Property ASA	12,805	16,760
Ocean Yield ASA	2,575	21,533
Opera Software ASA[a]	6,107	43,112
Petroleum Geo-Services ASA[a,b]	11,653	31,394
Protector Forsikring ASA	3,200	27,438
REC Silicon ASA[a,b]	104,850	13,152
Salmar ASA	2,626	85,354
Scatec Solar ASA[c]	3,234	13,051
Seadrill Ltd.[a,b]	18,050	38,784
Skandiabanken ASA[a,c]	3,350	24,968
Sparebank 1 Nord Norge	5,250	30,349
SpareBank 1 SMN	6,400	47,119
Stolt-Nielsen Ltd.	1,350	16,606
Storebrand ASA[a]	23,029	118,669
Subsea 7 SAa	13,425	150,822
Tanker Investments Ltd.[a,b]	2,000	10,883
TGS Nopec Geophysical Co. ASA	5,300	107,587
Thin Film Electronics ASA[a,b]	30,500	15,377
Treasure ASA[a]	3,439	7,627
Wilh Wilhelmsen ASA	3,660	11,577
XXL ASA[c]	5,000	62,716

		1,661,395
PORTUGAL — 0.64%
Altri SGPS SA	3,850	13,408
Banco BPI SA Registered[a,d]	18,576	23,010
Banco Comercial Portugues SAa,b	30,536	40,604
Corticeira Amorim SGPS SA	1,350	13,533

Security	Shares	Value
CTT-Correios de Portugal SA	7,434	$49,131
Mota-Engil SGPS SA	5,060	9,873
Navigator Co. SA (The)	11,052	32,348
NOS SGPS SA	11,877	78,795
REN – Redes Energeticas Nacionais SGPS SA	11,825	34,506
Semapa-Sociedade de Investimento e Gestao	1,359	17,460
Sonae SGPS SA	40,958	32,551

		345,219
SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a]	60,000	1

		1
SPAIN — 4.66%
Abengoa SA Class Ba,b	36,500	8,202
Acciona SA	1,477	112,268
Acerinox SA	8,599	105,762
Almirall SA	3,183	45,743
Applus Services SA	6,701	64,289
Atresmedia Corp. de Medios de Comunicacion SA	4,700	48,327
Axiare Patrimonio SOCIMI SA	3,807	54,085
Bolsas y Mercados Espanoles SHMSF SAb	2,076	62,741
Cellnex Telecom SAc	7,700	126,274
Cia. de Distribucion Integral Logista Holdings SA	2,130	47,235
CIE Automotive SA	2,350	48,404
Construcciones y Auxiliar de Ferrocarriles SA	96	36,127
Corp Financiera Alba SA	800	35,008
Ebro Foods SA	3,636	78,361
Ence Energia y Celulosa SA	7,614	16,609
Euskaltel SAa,c	5,225	52,580
Faes Farma SA	13,429	49,241
Fomento de Construcciones y Contratas SAa	3,970	34,293
Gamesa Corp. Tecnologica SA	11,438	264,246
Grupo Catalana Occidente SA	2,200	69,238
Hispania Activos Inmobiliarios SOCIMI SA	5,630	69,245
Indra Sistemas SAa	5,476	67,742
Inmobiliaria Colonial SA	11,671	82,302
Laboratorios Farmaceuticos Rovi SA	825	11,124
Lar Espana Real Estate SOCIMI SA	4,962	35,628
Liberbank SAa	22,477	22,299
Mediaset Espana Comunicacion SA	10,400	116,000

388

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Melia Hotels International SA	3,042	$37,565
Merlin Properties SOCIMI SA	16,529	185,540
Miquel y Costas & Miquel SA	459	19,512
NH Hotel Group SAa,b	10,226	45,119
Obrascon Huarte Lain SAb	6,350	25,498
Papeles y Cartones de Europa SA	2,400	12,497
Pharma Mar SAa,b	9,487	25,635
Promotora de Informaciones SAa	2,991	20,722
Prosegur Cia. de Seguridad SA	14,325	103,954
Sacyr SA	17,565	40,108
Saeta Yield SA	2,600	25,110
Talgo SAa,c	5,225	24,285
Tecnicas Reunidas SA	1,753	65,653
Tubacex SA	6,300	18,715
Viscofan SA	2,180	102,602

		2,515,888
SWEDEN — 9.63%
AAK AB	1,500	99,180
AF AB Class B	3,075	56,411
Alimak Group ABb,c	1,600	17,602
Arcam ABa,b	1,075	35,450
Attendo ABc	5,325	45,450
Avanza Bank Holding AB	1,204	45,576
Axfood AB	3,733	58,427
B&B Tools AB Class B	1,288	28,697
B&M European Value Retail SA	35,425	101,465
Betsson AB	5,913	57,154
Bilia AB Class A	2,050	48,969
BillerudKorsnas AB	8,975	147,635
BioGaia AB Class B	750	22,945
Bonava AB Class Ba	4,367	54,022
Bravida Holding ABc	4,600	28,299
Bure Equity AB	2,450	26,886
Byggmax Group AB	3,082	20,327
Capio ABc	3,650	19,258
Castellum AB	11,822	160,396
Clas Ohlson AB Class B	1,860	26,287
Cloetta AB Class B	11,450	40,614
Collector ABa	1,100	13,626
Com Hem Holding AB	6,886	62,132
Concentric AB	2,200	26,215
D. Carnegie & Co. ABa	2,150	24,189
Dios Fastigheter AB	2,475	16,529
Dometic Group ABa,c	6,750	47,811
Duni AB	1,857	24,753

Security	Shares	Value
Dustin Group ABc	2,150	$14,657
Elekta AB Class B	18,750	162,840
Eltel ABc	2,400	14,898
Evolution Gaming Group ABb,c	1,025	29,597
Fabege AB	6,684	113,061
Fastighets AB Balder Class Ba	4,500	102,356
Fingerprint Cards AB Class Ba,b	16,100	156,155
Granges AB	3,850	37,448
Haldex AB	2,200	28,410
Hemfosa Fastigheter AB	6,779	63,871
Hexpol AB	12,639	104,023
Hoist Finance ABc	3,100	28,005
Holmen AB Class B	2,528	86,644
Hufvudstaden AB Class A	5,600	86,779
Industrial & Financial Systems Class B	249	10,944
Indutrade AB	4,900	91,194
Intrum Justitia AB	3,700	114,222
Investment AB Oresund	1,575	25,227
Inwido AB	3,000	32,838
ITAB Shop Concept AB Class B	1,825	14,211
JM AB	3,834	110,539
Kambi Group PLC[a]	1,225	18,229
KappAhl AB	3,225	16,837
Klovern AB Class B	23,634	24,953
Kungsleden AB	7,860	49,661
L E Lundbergforetagen AB Class B	1,932	125,281
Lifco AB Class B	2,150	54,480
Lindab International AB	3,400	29,170
Loomis AB Class B	3,650	103,979
Mekonomen AB	1,225	21,794
Modern Times Group MTG AB Class B	2,700	72,786
Mycronic AB	3,250	33,954
NCC AB Class B	4,760	121,144
NetEnt AB	9,013	71,083
New Wave Group AB Class B	2,500	13,856
Nibe Industrier ABa	2,411	17,959
Nibe Industrier AB Class Bb	16,880	125,737
Nobia AB	5,400	47,108
Nobina ABc	4,550	30,513
Nolato AB Class B	1,025	29,427
Nordax Group ABc	3,325	20,916
Nordnet AB Class B	4,450	18,300
Oriflame Holding AGa	2,125	78,226
Pandox AB	2,875	45,635
Peab AB	9,329	79,263

389

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Ratos AB Class B	10,062	$41,401
RaySearch Laboratories AB	1,100	24,386
Recipharm AB Class Bb	1,902	27,724
Rezidor Hotel Group AB	4,700	19,224
Saab AB	3,300	117,054
Scandi Standard AB	2,183	15,305
Scandic Hotels Group ABa,c	2,025	17,677
SkiStar AB	1,100	16,948
SSAB AB Class Aa,b	10,777	34,201
SSAB AB Class Ba	27,700	73,629
Starbreeze ABa,b	8,500	20,917
Sweco AB Class B	3,591	72,087
Swedish Orphan Biovitrum ABa,b	7,525	77,198
Tethys Oil AB	1,725	12,572
Thule Group ABc	4,655	71,981
Tobii ABa,b	2,925	22,615
Trelleborg AB Class B	12,328	215,499
Unibet Group PLC	11,825	104,467
Vitrolife AB	650	33,683
Wallenstam AB Class B	9,262	71,404
Wihlborgs Fastigheter AB	3,511	68,107

		5,192,594
SWITZERLAND — 8.08%
AFG Arbonia-Forster Holding AG Registered[a,b]	1,950	29,283
Allreal Holding AG Registered	701	103,211
APG SGA SA	75	31,342
Ascom Holding AG Registered	1,806	30,955
Autoneum Holding AG	140	37,092
Banque Cantonale Vaudoise Registered	154	96,785
Basilea Pharmaceutica AG Registered[a,b]	600	40,469
BKW AG	650	30,268
Bobst Group SA Registered	425	23,422
Bossard Holding AG	300	42,775
Bucher Industries AG Registered	330	73,382
Burckhardt Compression Holding AGb	150	43,533
Burkhalter Holding AG	187	23,940
Cembra Money Bank AG	1,475	112,836
Clariant AG Registered	15,203	251,974
Comet Holding AG Registered	37	32,065
Conzzeta AG	75	51,838
Daetwyler Holding AG Bearer	406	55,589
dorma+kaba Holding AG Class B	153	106,368

Security	Shares	Value
EDAG Engineering Group AG	575	$9,455
EFG International AGb	3,859	20,799
Emmi AG	105	62,008
Evolva Holding SAa,b	19,125	8,123
Flughafen Zuerich AG	1,005	184,963
Forbo Holding AG Registered	56	71,465
GAM Holding AG	8,400	81,460
Gategroup Holding AG	1,313	67,184
Georg Fischer AG Registered	206	182,794
Helvetia Holding AG Registered	327	170,295
Huber & Suhner AG Registered	725	42,229
Implenia AG Registered	750	50,245
Inficon Holding AG Registered	88	31,635
Intershop Holdings AG	55	28,087
Kardex AG Bearer	325	27,804
Komax Holding AG Registered	175	42,206
Kudelski SA Bearer	1,875	32,328
Leonteq AGb	456	26,307
Logitech International SA Registered	7,913	191,644
Meyer Burger Technology AGa,b	4,800	15,727
Mobilezone Holding AG	1,250	18,581
Mobimo Holding AG Registered	325	78,251
Molecular Partners AGa	350	8,494
Myriad Group AGa,b	4,975	12,829
OC Oerlikon Corp. AG Registered	10,440	98,287
Orior AG	300	24,269
Panalpina Welttransport Holding AG Registered	534	69,389
Plazza AG	89	21,168
PSP Swiss Property AG Registered	2,075	185,699
Rieter Holding AG Registered	150	28,547
Santhera Pharmaceutical Holding AGa,b	262	11,525
Schmolz + Bickenbach AG Registered[a]	24,775	16,284
Schweiter Technologies AG Bearer	50	53,898
SFS Group AG	850	64,079
Siegfried Holding AG Registered	175	36,012
St Galler Kantonalbank AG Registered	129	48,429
Straumann Holding AG Registered	525	197,227
Sulzer AG Registered	700	69,016
Sunrise Communications Group AGc	1,725	117,919
Swissquote Group Holding SA Registered	525	14,945
Tecan Group AG Registered	525	86,535
Temenos Group AG Registered	3,005	194,023

390

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
u-blox Holding AG	334	$63,159
Valiant Holding AG Registered	825	78,295
Valora Holding AG Registered	150	43,647
Vontobel Holding AG Registered	1,157	56,686
VZ Holding AG	150	44,443
Ypsomed Holding AG	153	29,242
Zehnder Group AGa	550	22,887

		4,357,650
UNITED KINGDOM — 30.62%
888 Holdings PLC	8,400	22,306
AA PLC	30,875	96,538
Abcam PLC	9,250	98,365
Acacia Mining PLC	8,425	53,333
Advanced Medical Solutions Group PLC	10,625	27,598
Aldermore Group PLC[a]	10,650	22,442
Allied Minds PLC[a,b]	9,412	39,070
Amec Foster Wheeler PLC	19,945	108,897
Amerisur Resources PLC[a,b]	46,025	16,717
AO World PLC[a,b]	10,975	21,117
Arrow Global Group PLC	8,375	30,650
Ashmore Group PLC	19,700	84,446
ASOS PLC[a]	2,750	176,502
AVEVA Group PLC	3,275	73,571
Balfour Beatty PLC	34,975	115,720
BBA Aviation PLC	52,480	165,692
Beazley PLC	26,525	117,879
Bellway PLC	6,231	179,992
Berendsen PLC	8,750	103,197
BGEO Group PLC	2,009	72,504
Big Yellow Group PLC	7,650	64,632
Bodycote PLC	9,725	70,349
boohoo.com PLC[a]	34,680	52,503
Booker Group PLC	85,409	187,071
Bovis Homes Group PLC	6,800	62,889
Brammer PLC	6,625	8,412
Brewin Dolphin Holdings PLC	14,441	45,841
Britvic PLC	12,604	85,405
BTG PLC[a]	19,500	156,654
Cairn Energy PLC[a]	29,380	72,960
Cape PLC	6,725	17,057
Capital & Counties Properties PLC	38,902	136,929
Card Factory PLC	15,776	48,865
Carillion PLC	21,828	66,918
Centamin PLC	55,886	107,669

Security	Shares	Value
Chemring Group PLC[a]	14,759	$26,128
Chesnara PLC	6,775	26,324
Cineworld Group PLC	9,425	62,195
Clinigen Healthcare Ltd.[a]	4,700	42,463
Close Brothers Group PLC	7,614	123,357
CMC Markets PLC[c]	5,750	13,324
Costain Group PLC	4,500	20,328
Countrywide PLC	8,000	17,600
Crest Nicholson Holdings PLC	12,986	64,512
CVS Group PLC	2,950	31,514
CYBG PLC[a]	45,048	148,608
Daily Mail & General Trust PLC Class A NVS	13,700	125,447
Dairy Crest Group PLC	7,125	53,063
Dart Group PLC	5,008	21,935
De La Rue PLC	5,250	36,760
Debenhams PLC	59,825	39,223
Derwent London PLC	5,386	159,068
Dialight PLC[a,b]	1,350	11,570
Dignity PLC	2,400	77,737
Diploma PLC	5,800	66,386
Domino’s Pizza Group PLC	25,275	104,949
Drax Group PLC	20,709	80,124
DS Smith PLC	48,000	233,710
Dunelm Group PLC	5,150	47,566
Electrocomponents PLC	22,325	101,558
Elementis PLC	23,400	68,051
EMIS Group PLC	2,975	30,383
Empiric Student Property PLC	25,025	33,837
EnQuest PLC[a,b]	16,506	806
EnQuest PLC ADR[a,b]	37,139	12,243
Enterprise Inns PLC[a]	26,350	29,677
Entertainment One Ltd.	17,561	49,784
Equiniti Group PLC[c]	10,975	26,732
Essentra PLC	13,325	82,969
esure Group PLC	14,950	49,628
Evraz PLC[a]	18,225	45,637
Faroe Petroleum PLC[a,b]	15,750	15,191
Fenner PLC	10,583	28,297
Fevertree Drinks PLC	4,400	51,759
FirstGroup PLC[a]	61,366	82,114
Foxtons Group PLC	13,800	18,028
Galliford Try PLC	4,230	63,316
Gem Diamonds Ltd.	5,730	8,115
Genus PLC	3,100	71,003

391

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Go-Ahead Group PLC	2,200	$55,707
Grafton Group PLC	11,450	69,519
Grainger PLC	21,200	57,202
Great Portland Estates PLC	17,410	126,260
Greencore Group PLC	20,936	84,351
Greene King PLC	15,701	140,224
Greggs PLC	5,125	59,787
GVC Holdings PLC	14,058	119,543
GW Pharmaceuticals PLC[a,b]	14,409	139,856
Halfords Group PLC	10,175	42,138
Halma PLC	19,106	244,462
Hansteen Holdings PLC	37,875	49,710
Hastings Group Holdings PLC[c]	6,575	17,532
Hays PLC	68,966	115,018
Helical PLC	5,450	17,600
Henderson Group PLC	57,789	163,475
Hiscox Ltd.	14,388	179,352
Hochschild Mining PLC	13,050	42,461
Homeserve PLC	13,365	99,454
Hostelworld Group PLC[c]	5,100	13,823
Howden Joinery Group PLC	32,127	147,050
Hunting PLC[b]	6,575	40,418
Ibstock PLC[c]	10,325	21,014
IG Group Holdings PLC	18,650	187,965
Imagination Technologies Group PLC[a]	13,475	37,181
Inchcape PLC	19,650	156,059
Indivior PLC	36,700	140,873
Informa PLC	41,163	337,971
Intermediate Capital Group PLC	14,080	104,087
International Personal Finance PLC	11,428	41,090
Interserve PLC	7,340	30,334
iomart Group PLC	4,400	14,236
ITE Group PLC	14,075	24,702
J D Wetherspoon PLC	4,129	43,858
JD Sports Fashion PLC	3,425	63,518
Jimmy Choo PLC[a]	6,475	10,455
John Laing Group PLC[c]	18,441	60,857
John Menzies PLC	4,546	27,571
John Wood Group PLC	18,400	172,752
JRP Group PLC	23,940	35,366
Jupiter Fund Management PLC	22,125	116,613
Just Eat PLC[a]	23,917	164,105
Kainos Group PLC	2,650	6,552
KAZ Minerals PLC[a]	12,383	43,239
Kcom Group PLC	27,450	39,462

Security	Shares	Value
Keller Group PLC	3,700	$30,740
Kier Group PLC	4,879	80,953
Ladbrokes PLC	46,400	75,684
Laird PLC	13,725	24,297
Lancashire Holdings Ltd.[b]	9,616	81,829
LondonMetric Property PLC	30,300	55,157
Lonmin PLC[a]	14,347	33,281
Lookers PLC	16,750	21,115
Majestic Wine PLC[a,b]	3,400	11,851
Man Group PLC	86,627	131,886
Marston’s PLC	29,750	48,562
Melrose Industries PLC	96,152	198,099
Micro Focus International PLC	11,638	304,211
Mitchells & Butlers PLC	10,515	35,727
Mitie Group PLC	18,225	46,860
Moneysupermarket.com Group PLC	27,675	88,492
Morgan Advanced Materials PLC	14,600	48,573
N Brown Group PLC	8,175	19,034
National Express Group PLC	21,984	98,718
NewRiver REIT PLC	12,128	45,902
Northgate PLC	7,000	35,959
Nostrum Oil & Gas PLC[a]	4,350	18,641
Ocado Group PLC[a,b]	25,625	86,035
On the Beach Group PLC[a,c]	3,300	8,773
OneSavings Bank PLC	5,611	19,866
Ophir Energy PLC[a]	36,250	30,648
Oxford Instruments PLC	2,811	23,200
P2P Global Investments PLC/Fund	4,550	45,163
Pagegroup PLC	15,650	69,378
Pantheon Resources PLC[a,b]	10,925	13,005
Paragon Group of Companies PLC (The)	14,600	59,090
Paysafe Group PLC[a]	23,200	122,647
Pennon Group PLC	19,933	203,086
Petra Diamonds Ltd.	26,975	50,026
Pets at Home Group PLC	18,979	49,448
Phoenix Group Holdings	11,280	100,603
Playtech PLC	11,425	129,445
Polypipe Group PLC	9,825	30,228
Premier Foods PLC[a]	36,108	20,058
Premier Oil PLC[a]	26,293	21,187
Primary Health Properties PLC	30,833	41,973
PZ Cussons PLC	14,225	58,163
QinetiQ Group PLC	29,353	82,497
Redcentric PLC	7,650	13,870

392

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
Redde PLC	15,200	$32,847
Redefine International PLC/Isle of Man	63,775	32,118
Redrow PLC	11,356	52,602
Regus PLC	33,040	100,403
Renishaw PLC	1,825	57,553
Rentokil Initial PLC	93,050	259,360
Restaurant Group PLC (The)	10,325	47,335
Restore PLC	5,400	23,075
Rightmove PLC	4,775	217,743
Rotork PLC	44,404	110,594
RPC Group PLC	16,748	193,844
RPS Group PLC	11,485	23,732
SafeCharge International Group Ltd.	2,525	6,767
Safestore Holdings PLC	11,394	49,843
Saga PLC	56,729	137,413
Savills PLC	6,725	56,981
Scapa Group PLC	7,400	25,794
Schroder REIT Ltd.	28,860	19,908
Senior PLC	21,425	45,593
Serco Group PLC[a]	55,987	93,782
Shaftesbury PLC	13,294	148,835
Shanks Group PLC	20,808	22,737
Shawbrook Group PLC[a,c]	7,200	19,761
SIG PLC	30,175	40,709
Sirius Minerals PLC[a,b]	105,825	49,743
SOCO International PLC	9,839	16,607
Softcat PLC	4,650	18,394
Sophos Group PLC[c]	13,875	39,131
Spectris PLC	6,025	150,723
Speedy Hire PLC	29,400	13,730
Spirax-Sarco Engineering PLC	3,760	202,537
Spire Healthcare Group PLC[c]	14,227	64,615
Spirent Communications PLC	30,400	30,527
Sports Direct International PLC[a,b]	13,850	46,788
SSP Group PLC	24,077	99,857
ST Modwen Properties PLC	9,950	33,140
Stagecoach Group PLC	20,525	49,567
Standard Life Investment Property Income Trust Ltd.	20,600	21,315
Stobart Group Ltd.	15,850	31,397
Stock Spirits Group PLC	9,625	18,596
SuperGroup PLC	2,489	40,903
SVG Capital PLC[a]	9,116	78,186
Synthomer PLC	13,900	60,653
TalkTalk Telecom Group PLC	26,856	66,757

Security	Shares	Value
Ted Baker PLC	1,475	$44,570
Telecom Plus PLC	3,250	46,980
Telford Homes PLC[b]	3,575	12,898
Telit Communications PLC[b]	4,506	14,166
Thomas Cook Group PLC[a]	74,579	63,282
Topps Tiles PLC	9,600	10,724
Tritax Big Box REIT PLC	56,326	93,387
Tullett Prebon PLC	12,400	53,744
Tullow Oil PLC[a]	46,350	149,790
UBM PLC	19,969	175,171
UDG Healthcare PLC	12,475	99,533
Ultra Electronics Holdings PLC	3,575	81,096
UNITE Group PLC (The)	11,284	76,254
Vectura Group PLC[a,b]	32,497	53,721
Vedanta Resources PLC	4,241	36,944
Vesuvius PLC	11,175	49,731
Victrex PLC	4,350	92,994
Virgin Money Holdings UK PLC	12,350	49,607
VTTI Energy Partners LP	1,250	22,125
WH Smith PLC	5,783	104,001
Workspace Group PLC	6,200	47,650
WS Atkins PLC	4,325	79,840
Xaar PLC	4,025	20,639
Zeal Network SE	390	13,245
Zoopla Property Group PLC[c]	11,604	43,125

		16,520,183

TOTAL COMMON STOCKS
(Cost: $57,683,749)		53,315,277

PREFERRED STOCKS — 0.66%

GERMANY — 0.62%
Biotest AG	1,380	19,151
Draegerwerk AG & Co. KGaA	375	26,712
Jungheinrich AG	2,475	77,988
Sartorius AG	1,820	142,788
Sixt SE	850	37,830
STO SE & Co. KGaA	150	17,948
Villeroy & Boch AG	775	11,898

		334,315
ITALY — 0.04%
Buzzi Unicem SpA RSP	2,075	21,154

		21,154
TOTAL PREFERRED STOCKS
(Cost: $283,883)		355,469

393

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2016

Security	Shares	Value
RIGHTS — 0.04%

SPAIN — 0.00%
Papeles y Cartones de Europa SAa	2,400	$482

		482
UNITED KINGDOM — 0.04%
Phoenix Group Holdings[a]	6,580	17,834
Shanks Group PLC[a]	7,803	3,001

		20,835

TOTAL RIGHTS
(Cost: $19,930)		21,317

WARRANTS — 0.00%

ISRAEL — 0.00%
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	1	3

		3

TOTAL WARRANTS
(Cost: $0)		3

SHORT-TERM INVESTMENTS — 7.89%

MONEY MARKET FUNDS — 7.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[e,f,g]	4,249,205	4,249,630
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[e,f]	5,822	5,822

		4,255,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,255,037)		4,255,452

Value
TOTAL INVESTMENTS IN SECURITIES — 107.42%
(Cost: $62,242,599)[h]	$57,947,518
Other Assets, Less Liabilities — (7.42)%	(4,002,770)

NET ASSETS — 100.00%	$53,944,748

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $63,623,499. Net unrealized depreciation was $5,675,981, of which $4,926,884 represented gross unrealized appreciation on securities and $10,602,865 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$53,277,417	$37,647	$213	$53,315,277
Preferred stocks	355,469	—	—	355,469
Rights	21,317	—	—	21,317
Warrants	3	—	—	3
Money market funds	4,255,452	—	—	4,255,452

Total	$57,909,658	$37,647	$213	$57,947,518

394

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.46%

AUSTRALIA — 2.99%
AGL Energy Ltd.	3,856	$56,278
Alumina Ltd.	13,950	16,772
Amcor Ltd./Australia	6,285	70,304
AMP Ltd.	15,990	55,606
APA Group	6,181	37,439
Aristocrat Leisure Ltd.	3,015	35,194
ASX Ltd.	1,135	40,705
Aurizon Holdings Ltd.	12,059	44,780
AusNet Services	7,800	8,903
Australia & New Zealand Banking Group Ltd.	15,540	329,331
Bank of Queensland Ltd.	2,088	16,620
Bendigo & Adelaide Bank Ltd.	2,356	19,954
BHP Billiton Ltd.	17,100	300,192
Boral Ltd.	4,710	22,580
Brambles Ltd.	8,505	74,621
Caltex Australia Ltd.	1,457	34,070
Challenger Ltd./Australia	2,685	21,984
CIMIC Group Ltd.	606	13,645
Coca-Cola Amatil Ltd.	3,360	24,392
Cochlear Ltd.	315	30,672
Commonwealth Bank of Australia	9,135	510,154
Computershare Ltd.	2,580	20,712
Crown Resorts Ltd.	2,160	17,899
CSL Ltd.	2,447	187,154
Dexus Property Group	4,920	33,470
Domino’s Pizza Enterprises Ltd.	300	14,667
DUET Group	10,665	19,315
Flight Centre Travel Group Ltd.	345	8,892
Fortescue Metals Group Ltd.	8,220	34,403
Goodman Group	8,655	44,719
GPT Group (The)	10,215	36,223
Harvey Norman Holdings Ltd.	3,795	14,583
Healthscope Ltd.	8,940	15,034
Incitec Pivot Ltd.	9,675	21,718
Insurance Australia Group Ltd.	13,425	56,289
James Hardie Industries PLC	2,355	35,178
LendLease Group	2,700	27,778
Macquarie Group Ltd.	1,605	97,462
Medibank Pvt Ltd.	14,790	29,036
Mirvac Group	18,666	29,686
National Australia Bank Ltd.	14,064	299,656
Newcrest Mining Ltd.	4,275	73,389
Oil Search Ltd.	7,144	36,205

Security	Shares	Value
Orica Ltd.[a]	2,100	$26,031
Origin Energy Ltd.	9,454	38,488
Platinum Asset Management Ltd.	1,245	4,727
Qantas Airways Ltd.	2,894	6,739
QBE Insurance Group Ltd.	7,155	54,392
Ramsay Health Care Ltd.	828	46,222
REA Group Ltd.	240	9,340
Rio Tinto Ltd.	2,145	88,435
Santos Ltd.	8,477	23,029
Scentre Group	28,458	91,168
Seek Ltd.	1,665	18,549
Sonic Healthcare Ltd.	2,268	35,362
South32 Ltd.	30,946	60,519
Stockland	12,325	41,454
Suncorp Group Ltd.	6,780	61,756
Sydney Airport	5,715	27,224
Tabcorp Holdings Ltd.	5,039	18,559
Tatts Group Ltd.	8,550	26,415
Telstra Corp. Ltd.	22,832	86,523
TPG Telecom Ltd.	1,500	8,629
Transurban Group	11,084	87,633
Treasury Wine Estates Ltd.	4,373	35,739
Vicinity Centres	17,710	38,677
Vocus Communications Ltd.	2,308	10,028
Wesfarmers Ltd.	5,941	185,398
Westfield Corp.	10,320	69,892
Westpac Banking Corp.	17,761	411,809
Woodside Petroleum Ltd.	4,471	96,521
Woolworths Ltd.	6,720	120,936

		4,747,858
AUSTRIA — 0.08%
Andritz AG	464	24,236
Erste Group Bank AG	1,575	49,396
IMMOEAST AG Escrow[b]	5,270	—
OMV AG	810	25,284
Raiffeisen Bank International AGb	630	10,311
Voestalpine AG	630	22,258

		131,485
BELGIUM — 0.53%
Ageas	1,127	41,108
Anheuser-Busch InBev SA/NV	4,320	495,105
Colruyt SA	450	24,154
Groupe Bruxelles Lambert SA	450	38,654
KBC Group NVb	1,335	81,235

395

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Proximus SADP	963	$27,531
Solvay SA	419	48,021
Telenet Group Holding NVb	315	16,839
UCB SA	675	45,647
Umicore SA	459	27,870

		846,164
CANADA — 3.97%
Agnico Eagle Mines Ltd.	1,080	54,892
Agrium Inc.	705	64,769
Alimentation Couche-Tard Inc. Class B	2,205	110,855
AltaGas Ltd.	840	20,802
ARC Resources Ltd.	1,965	33,384
Atco Ltd./Canada Class I	435	15,261
Bank of Montreal	3,435	218,774
Bank of Nova Scotia (The)	6,405	344,467
Barrick Gold Corp.	6,315	111,199
BCE Inc.	780	35,466
BlackBerry Ltd.[a,b]	2,565	18,124
Bombardier Inc. Class Ba,b	11,842	15,728
Brookfield Asset Management Inc. Class A	4,706	164,925
CAE Inc.	1,500	21,086
Cameco Corp.	2,175	16,764
Canadian Imperial Bank of Commerce/Canada	2,056	154,171
Canadian National Railway Co.	4,127	259,645
Canadian Natural Resources Ltd.	5,821	184,891
Canadian Pacific Railway Ltd.	765	109,443
Canadian Tire Corp. Ltd. Class A	375	36,480
Canadian Utilities Ltd. Class A	720	20,591
CCL Industries Inc. Class B	151	26,875
Cenovus Energy Inc.	4,590	66,269
CGI Group Inc. Class Aa,b	1,215	57,756
CI Financial Corp.	1,380	25,412
Constellation Software Inc./Canada	105	49,227
Crescent Point Energy Corp.	2,775	33,066
Dollarama Inc.	645	48,236
Eldorado Gold Corp.[b]	4,235	13,366
Element Fleet Management Corp.	1,815	17,700
Empire Co. Ltd. Class A	765	11,028
Enbridge Inc.	4,892	211,412
Encana Corp.	4,956	47,295
Fairfax Financial Holdings Ltd.	120	61,506
Finning International Inc.	795	14,806

Security	Shares	Value
First Capital Realty Inc.	510	$8,139
First Quantum Minerals Ltd.	3,840	36,502
Fortis Inc./Canada	2,010	66,213
Franco-Nevada Corp.	1,065	69,760
George Weston Ltd.	270	22,019
Gildan Activewear Inc.	1,260	32,387
Goldcorp Inc.	4,470	67,938
Great-West Lifeco Inc.	1,381	34,714
H&R REIT	870	14,807
Husky Energy Inc.[b]	1,800	19,380
Hydro One Ltd.[c]	706	12,890
IGM Financial Inc.	630	16,922
Imperial Oil Ltd.	1,620	52,580
Industrial Alliance Insurance & Financial Services Inc.	615	23,834
Intact Financial Corp.	675	45,922
Inter Pipeline Ltd.	1,950	40,462
Jean Coutu Group PJC Inc. (The) Class A	435	6,556
Keyera Corp.	840	25,233
Kinross Gold Corp.[b]	6,180	24,024
Linamar Corp.	225	9,158
Loblaw Companies Ltd.	1,200	59,255
Magna International Inc. Class A	2,192	90,068
Manulife Financial Corp.	10,580	153,381
Methanex Corp.	510	18,551
Metro Inc.	1,305	40,370
National Bank of Canada	1,770	63,233
Onex Corp.	435	28,159
Open Text Corp.	690	42,875
Pembina Pipeline Corp.	2,085	64,110
Peyto Exploration & Development Corp.	841	21,623
Potash Corp. of Saskatchewan Inc.	4,359	70,934
Power Corp. of Canada	2,055	44,113
Power Financial Corp.	1,440	34,059
PrairieSky Royalty Ltd.	1,112	24,202
Restaurant Brands International Inc.	1,245	55,392
RioCan REIT	780	15,178
Rogers Communications Inc. Class B	1,950	78,509
Royal Bank of Canada	7,935	496,141
Saputo Inc.	1,320	47,472
Seven Generations Energy Ltd. Class Ab	1,200	25,607

396

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Shaw Communications Inc. Class B	2,070	$41,053
Silver Wheaton Corp.	2,265	54,620
Smart REIT	195	4,867
SNC-Lavalin Group Inc.	795	32,328
Sun Life Financial Inc.	3,255	109,022
Suncor Energy Inc.	8,723	261,967
Teck Resources Ltd. Class B	3,165	68,389
TELUS Corp.	1,818	58,911
Thomson Reuters Corp.	1,905	75,134
Toronto-Dominion Bank (The)	9,930	450,916
Tourmaline Oil Corp.[b]	1,202	31,524
TransCanada Corp.	4,365	197,756
Turquoise Hill Resources Ltd.[b]	4,595	14,262
Valeant Pharmaceuticals International Inc.[b]	1,725	30,813
Veresen Inc.	1,530	13,870
Vermilion Energy Inc.	690	27,080
West Fraser Timber Co. Ltd.	375	12,848
Yamana Gold Inc.	4,860	17,369

		6,301,072
DENMARK — 0.69%
AP Moller – Maersk A/S Class A	24	35,066
AP Moller – Maersk A/S Class B	30	45,976
Carlsberg A/S Class B	613	55,192
Chr Hansen Holding A/S	510	30,497
Coloplast A/S Class B	601	41,872
Danske Bank A/S	3,645	112,366
DSV A/S	1,129	54,635
Genmab A/Sa,b	300	49,424
ISS A/S	870	34,153
Novo Nordisk A/S Class B	10,245	365,950
Novozymes A/S Class B	1,245	46,177
Pandora A/Sa	640	83,181
TDC A/Sb	3,811	20,998
Tryg A/S	675	13,170
Vestas Wind Systems A/S	1,130	90,501
William Demant Holding A/Sb	765	14,227

		1,093,385
FINLAND — 0.39%
Elisa OYJ	825	27,764
Fortum OYJ	2,475	41,212
Kone OYJ Class B	1,845	84,803
Metso OYJ	570	14,934
Neste OYJ	720	31,042
Nokia OYJ	31,383	139,948
Nokian Renkaat OYJ	600	20,106

Security	Shares	Value
Orion OYJ Class B	510	$21,686
Sampo OYJ Class A	2,295	105,084
Stora Enso OYJ Class R	2,835	26,773
UPM-Kymmene OYJ	2,925	67,975
Wartsila OYJ Abp	825	35,632

		616,959
FRANCE — 4.01%
Accor SA	1,006	38,140
Aeroports de Paris	150	15,129
Air Liquide SA	2,077	211,015
Airbus Group SE	3,061	181,699
Alstom SAb	900	24,142
ArcelorMittal[b]	9,573	64,412
Arkema SA	324	30,679
Atos SE	450	46,675
AXA SA	10,395	233,996
BNP Paribas SA	5,625	325,818
Bollore SAa	4,455	14,651
Bouygues SA	1,143	37,219
Bureau Veritas SA	1,380	26,035
Capgemini SA	885	73,226
Carrefour SA	2,988	78,267
Casino Guichard Perrachon SAa	285	14,162
Christian Dior SE	300	57,797
Cie. de Saint-Gobain	2,536	112,436
Cie. Generale des Etablissements Michelin Class B	990	107,037
CNP Assurances	960	16,611
Credit Agricole SA	5,445	58,685
Danone SA	3,105	214,706
Dassault Systemes	720	56,937
Edenred	1,233	28,526
Eiffage SA	300	22,178
Electricite de France SA	1,320	14,774
Engie SA	7,575	109,069
Essilor International SA	1,095	122,915
Eurazeo SA	195	11,207
Eutelsat Communications SA	1,080	22,612
Fonciere des Regions	195	17,022
Gecina SA	240	34,938
Groupe Eurotunnel SE Registered	2,445	22,865
Hermes International	150	60,691
ICADE	195	13,997
Iliad SA	135	28,280

397

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Imerys SA	150	$10,418
Ingenico Group SA	299	23,632
JCDecaux SA	360	10,992
Kering	420	93,025
Klepierre	1,110	45,343
L’Oreal SA	1,351	241,472
Lagardere SCA	690	17,548
Legrand SA	1,441	81,335
LVMH Moet Hennessy Louis Vuitton SE	1,485	269,492
Natixis SA	5,477	27,648
Orange SA	10,710	168,473
Pernod Ricard SA	1,158	137,539
Peugeot SAb	2,476	37,035
Publicis Groupe SA	1,032	70,705
Remy Cointreau SA	105	8,506
Renault SA	1,005	87,154
Rexel SA	1,380	19,114
Safran SA	1,635	112,251
Sanofi	6,255	486,554
Schneider Electric SE	2,946	197,446
SCOR SE	905	29,256
SES SA	1,860	42,716
SFR Group SA	510	13,719
Societe BIC SA	150	20,767
Societe Generale SA	4,130	160,991
Sodexo SA	495	57,409
STMicroelectronics NV	3,510	33,425
Suez	1,740	27,514
Technip SA	555	36,759
Thales SA	555	52,182
Total SA	12,450	596,677
Unibail-Rodamco SE	525	124,885
Valeo SA	1,215	69,924
Veolia Environnement SA	2,250	49,033
Vinci SA	2,655	192,029
Vivendi SA	6,137	123,918
Wendel SA	180	20,679
Zodiac Aerospace	1,186	28,823

		6,374,936
GERMANY — 3.49%
adidas AG	1,005	164,591
Allianz SE Registered	2,441	379,967
Axel Springer SE	270	13,501

Security	Shares	Value
BASF SE	4,951	$435,811
Bayer AG Registered	4,411	436,583
Bayerische Motoren Werke AG	1,695	147,474
Beiersdorf AG	525	46,156
Brenntag AG	810	43,237
Commerzbank AG	5,475	37,132
Continental AG	585	111,935
Covestro AGc	390	23,018
Daimler AG Registered	5,250	373,560
Deutsche Bank AG Registered[b]	7,290	105,126
Deutsche Boerse AGb	990	76,922
Deutsche Lufthansa AG Registered	1,620	20,680
Deutsche Post AG Registered	5,160	159,680
Deutsche Telekom AG Registered	16,965	276,073
Deutsche Wohnen AG Bearer	2,055	66,950
E.ON SE	10,800	78,990
Evonik Industries AG	1,020	31,822
Fraport AG Frankfurt Airport Services Worldwide	225	13,336
Fresenius Medical Care AG & Co. KGaA	1,140	92,738
Fresenius SE & Co. KGaA	2,190	161,422
GEA Group AG	945	36,490
Hannover Rueck SE	330	36,735
HeidelbergCement AG	691	65,264
Henkel AG & Co. KGaA	570	62,671
HOCHTIEF AG	120	16,357
HUGO BOSS AG	360	22,577
Infineon Technologies AG	6,090	109,184
Innogy SEb,c	690	27,362
K+S AG Registered[a]	1,155	23,334
Lanxess AG	480	30,692
Linde AG	990	163,111
MAN SE	210	21,446
Merck KGaA	705	72,382
METRO AG	855	25,578
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	885	171,326
Osram Licht AG	452	25,592
ProSiebenSat.1 Media SE Registered	1,170	50,353
QIAGEN NVa,b	1,305	31,908
RTL Group SAb	224	17,532
RWE AGb	2,640	41,847
SAP SE	5,270	463,545

398

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Siemens AG Registered	4,110	$466,082
Symrise AG	660	45,225
Telefonica Deutschland Holding AG	4,530	17,534
ThyssenKrupp AG	1,950	45,082
United Internet AG Registered[d]	660	27,051
Volkswagen AG	181	26,984
Vonovia SE	2,460	86,522
Zalando SEa,b,c	435	19,069

		5,545,539
HONG KONG — 1.41%
AIA Group Ltd.	63,000	397,667
ASM Pacific Technology Ltd.	1,500	14,478
Bank of East Asia Ltd. (The)[a]	6,080	24,501
BOC Hong Kong Holdings Ltd.	16,000	57,151
Cheung Kong Infrastructure Holdings Ltd.	4,000	32,779
Cheung Kong Property Holdings Ltd.	15,336	113,613
CK Hutchison Holdings Ltd.[a]	15,336	189,751
CLP Holdings Ltd.	9,500	96,656
Galaxy Entertainment Group Ltd.	15,000	61,607
Hang Lung Properties Ltd.[a]	15,000	33,115
Hang Seng Bank Ltd.[a]	4,500	81,297
Henderson Land Development Co. Ltd.	7,787	46,140
HK Electric Investments & HK Electric Investments Ltd.[c]	15,000	14,855
HKT Trust & HKT Ltd.	7,740	10,640
Hong Kong & China Gas Co. Ltd.[a]	46,892	91,911
Hong Kong Exchanges & Clearing Ltd.[a]	6,000	158,920
Hongkong Land Holdings Ltd.[a]	6,000	40,200
Li & Fung Ltd.[a]	30,000	14,778
Link REIT	15,000	106,965
Melco Crown Entertainment Ltd. ADR	915	15,317
MGM China Holdings Ltd.	6,000	9,934
MTR Corp. Ltd.	7,500	41,539
New World Development Co. Ltd.	35,333	44,059
NWS Holdings Ltd.	2,000	3,544
PCCW Ltd.[a]	32,000	19,064
Power Assets Holdings Ltd.[a]	7,500	70,553
Sands China Ltd.	12,000	52,225
Sino Land Co. Ltd.	24,000	40,852
SJM Holdings Ltd.[a]	15,000	10,387
Sun Hung Kai Properties Ltd.	8,000	119,461
Swire Pacific Ltd. Class Aa	4,500	46,800

Security	Shares	Value
Swire Properties Ltd.	6,000	$17,254
Techtronic Industries Co. Ltd.[a]	7,893	29,720
WH Group Ltd.[c]	39,500	32,039
Wharf Holdings Ltd. (The)[a]	8,000	60,143
Wheelock & Co. Ltd.	6,000	37,061
Wynn Macau Ltd.[a]	6,000	9,207

		2,246,183
IRELAND — 0.18%
Bank of Ireland[b]	132,240	28,267
CRH PLC	4,520	146,985
Irish Bank Resolution Corp. Ltd.[b]	6,552	—
Kerry Group PLC Class A	855	61,990
Paddy Power Betfair PLC	433	44,760

		282,002
ISRAEL — 0.28%
Azrieli Group Ltd.	225	9,573
Bank Hapoalim BM	5,835	33,636
Bank Leumi le-Israel BMb	8,295	31,273
Bezeq The Israeli Telecommunication Corp. Ltd.	10,800	19,600
Check Point Software Technologies Ltd.[b]	675	57,078
Israel Chemicals Ltd.	2,460	8,749
Mizrahi Tefahot Bank Ltd.	675	8,788
Mobileye NVb	945	35,135
Nice Ltd.	330	21,884
Taro Pharmaceutical Industries Ltd.[b]	90	9,136
Teva Pharmaceutical Industries Ltd.	4,860	203,349

		438,201
ITALY — 0.77%
Assicurazioni Generali SpA	5,895	76,059
Atlantia SpA	2,205	53,926
CNH Industrial NV	5,220	40,513
Enel SpA	41,662	179,026
Eni SpA	13,485	195,274
EXOR SpA	555	23,551
Ferrari NV	718	37,764
Fiat Chrysler Automobiles NV	4,699	34,357
Intesa Sanpaolo SpA	68,205	157,757
Leonardo-Finmeccanica SpA[b]	2,212	26,915
Luxottica Group SpA[a]	945	46,978
Mediobanca SpA	2,910	21,293

399

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Poste Italiane SpA[c]	2,715	$18,051
Prysmian SpA	975	24,230
Saipem SpA[a,b]	33,810	13,898
Snam SpA	12,990	68,379
Telecom Italia SpA/Milano[a,b]	54,450	47,183
Tenaris SA	2,520	35,580
Terna Rete Elettrica Nazionale SpA	7,936	38,817
UniCredit SpA	27,330	67,708
Unione di Banche Italiane SpA[a]	5,110	14,071
UnipolSai SpA	4,845	9,241

		1,230,571
NETHERLANDS — 1.35%
ABN AMRO Group NVc	1,665	38,374
Aegon NV	9,765	42,047
AerCap Holdings NVb	900	36,999
Akzo Nobel NV	1,320	85,198
Altice NV Class Aa,b	1,710	31,492
Altice NV Class Ba,b	750	13,940
ASML Holding NV	1,980	209,451
Boskalis Westminster	467	15,048
Gemalto NVa	435	23,621
Heineken Holding NV	555	42,654
Heineken NV	1,245	102,426
ING Groep NV	22,395	294,470
Koninklijke Ahold Delhaize NV	6,817	155,397
Koninklijke DSM NV	960	61,647
Koninklijke KPN NV	17,987	58,580
Koninklijke Philips NV	4,728	142,321
Koninklijke Vopak NV	390	19,668
NN Group NV	1,635	49,198
NXP Semiconductors NVb	1,560	156,000
OCI NVa,b	495	6,864
Randstad Holding NV	630	32,400
RELX NV	5,335	89,917
Unilever NV CVA	8,790	367,887
Wolters Kluwer NV	1,680	64,926

		2,140,525
NEW ZEALAND — 0.07%
Auckland International Airport Ltd.	5,295	24,963
Contact Energy Ltd.	3,945	13,406
Fletcher Building Ltd.	3,195	23,703
Mercury NZ Ltd.	3,750	8,182
Meridian Energy Ltd.	7,147	13,140

Security	Shares	Value
Ryman Healthcare Ltd.	1,950	$12,388
Spark New Zealand Ltd.	9,420	24,665

		120,447
NORWAY — 0.26%
DNB ASA	5,250	76,032
Gjensidige Forsikring ASA	1,095	19,653
Marine Harvest ASA	1,965	35,697
Norsk Hydro ASA	7,710	34,525
Orkla ASA	3,991	37,751
Schibsted ASA	420	10,083
Schibsted ASA Class B	375	8,453
Statoil ASA	5,835	95,748
Telenor ASA	3,945	62,870
Yara International ASA	1,020	36,096

		416,908
PORTUGAL — 0.07%
EDP – Energias de Portugal SA	13,726	45,305
Galp Energia SGPS SA	3,396	45,975
Jeronimo Martins SGPS SA	1,410	24,220

		115,500
SINGAPORE — 0.56%
Ascendas REIT[a]	9,337	15,898
CapitaLand Commercial Trust	7,700	8,713
CapitaLand Ltd.[a]	15,000	33,300
CapitaLand Mall Trust[a]	15,200	22,605
City Developments Ltd.[a]	1,700	10,369
ComfortDelGro Corp. Ltd.	10,500	19,161
DBS Group Holdings Ltd.[a]	9,000	96,990
Genting Singapore PLC	30,800	16,485
Global Logistic Properties Ltd.[a]	16,500	21,041
Golden Agri-Resources Ltd.	45,000	12,447
Hutchison Port Holdings Trust	30,000	13,350
Jardine Cycle & Carriage Ltd.	610	18,503
Jardine Matheson Holdings Ltd.[a]	1,500	91,365
Keppel Corp. Ltd.[a]	9,200	34,899
Noble Group Ltd.[a,b]	60,326	7,195
Oversea-Chinese Banking Corp. Ltd.[a]	16,625	101,286
SembCorp Industries Ltd.[a]	6,000	10,906
Sembcorp Marine Ltd.[a]	3,400	3,163
Singapore Airlines Ltd.[a]	3,400	24,745
Singapore Exchange Ltd.	3,900	19,866
Singapore Press Holdings Ltd.	9,300	24,855
Singapore Technologies Engineering Ltd.	7,700	17,315

400

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Singapore Telecommunications Ltd.	42,000	$117,077
StarHub Ltd.[a]	3,400	8,256
Suntec REIT	15,000	18,105
United Overseas Bank Ltd.[a]	6,000	80,954
UOL Group Ltd.	1,700	6,925
Wilmar International Ltd.	10,500	24,970
Yangzijiang Shipbuilding Holdings Ltd.[a]	9,000	4,817

		885,561
SPAIN — 1.32%
Abertis Infraestructuras SA	3,422	50,735
ACS Actividades de Construccion y Servicios SA	990	30,311
Aena SAc	375	54,981
Amadeus IT Holding SA Class A	2,280	107,471
Banco Bilbao Vizcaya Argentaria SA	36,123	260,476
Banco de Sabadell SA	27,669	36,973
Banco Popular Espanol SA	17,450	19,110
Banco Santander SA	79,170	388,542
Bankia SA	25,020	21,996
Bankinter SA	3,615	27,636
CaixaBank SA	20,373	61,572
Distribuidora Internacional de Alimentacion SA	3,225	17,241
Enagas SA	1,167	33,453
Endesa SA	1,860	39,484
Ferrovial SA	2,387	46,380
Gas Natural SDG SA	1,860	36,650
Grifols SA	1,636	32,299
Iberdrola SA	29,490	200,718
Industria de Diseno Textil SA	5,880	205,262
International Consolidated Airlines Group SA	4,503	23,881
Mapfre SA	4,980	14,778
Red Electrica Corp. SA	2,221	46,271
Repsol SA	6,247	87,414
Telefonica SA	23,445	237,986
Zardoya Otis SA	1,054	8,885

		2,090,505
SWEDEN — 1.12%
Alfa Laval AB	1,443	20,762
Assa Abloy AB	5,175	94,247
Atlas Copco AB Class A	3,615	106,188
Atlas Copco AB Class B	2,085	54,589

Security	Shares	Value
Boliden AB	1,350	$31,320
Electrolux AB Class B	1,335	31,653
Getinge AB Class B	1,185	19,440
Hennes & Mauritz AB Class B	5,175	145,759
Hexagon AB Class B	1,301	45,600
Husqvarna AB Class B	2,659	20,028
ICA Gruppen ABa	420	13,059
Industrivarden AB Class C	780	13,937
Investor AB Class B	2,400	85,423
Kinnevik AB Class B	1,305	33,039
Lundin Petroleum ABa,b	930	16,752
Millicom International Cellular SA SDR	360	15,846
Nordea Bank AB	16,290	171,450
Sandvik AB	5,805	66,084
Securitas AB Class B	1,875	29,014
Skandinaviska Enskilda Banken AB Class A	9,060	91,539
Skanska AB Class B	1,965	42,735
SKF AB Class B	2,131	36,164
Svenska Cellulosa AB SCA Class B	3,285	93,181
Svenska Handelsbanken AB Class A	7,965	108,772
Swedbank AB Class A	4,830	113,288
Swedish Match AB	1,035	36,058
Tele2 AB Class B	1,590	13,157
Telefonaktiebolaget LM Ericsson Class B	16,110	78,072
Telia Co. AB	14,881	59,547
Volvo AB Class B	8,115	87,253

		1,773,956
SWITZERLAND — 3.55%
ABB Ltd. Registered	10,307	212,623
Actelion Ltd. Registered	555	80,256
Adecco Group AG Registered	900	53,559
Aryzta AG	465	20,445
Baloise Holding AG Registered	316	38,921
Barry Callebaut AG Registered	15	18,687
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	10	51,977
Cie. Financiere Richemont SA Class A Registered	2,775	178,611
Credit Suisse Group AG Registered	10,049	140,436
Dufry AG Registered[a,b]	255	31,047

401

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
EMS-Chemie Holding AG Registered	45	$22,605
Galenica AG Registered	15	15,047
Geberit AG Registered	210	88,914
Givaudan SA Registered	49	94,888
Julius Baer Group Ltd.	1,198	48,591
Kuehne + Nagel International AG Registered	323	43,833
LafargeHolcim Ltd. Registered	2,562	136,922
Lonza Group AG Registered	285	53,836
Nestle SA Registered	17,010	1,234,167
Novartis AG Registered	11,941	850,082
Pargesa Holding SA Bearer	196	13,170
Partners Group Holding AG	90	45,596
Roche Holding AG	3,751	862,931
Schindler Holding AG Participation Certificates	255	47,421
Schindler Holding AG Registered	90	16,655
SGS SA Registered	30	60,855
Sika AG Bearer	11	52,903
Sonova Holding AG Registered	315	42,270
Swatch Group AG (The) Bearer[a]	165	49,672
Swatch Group AG (The) Registered	242	13,961
Swiss Life Holding AG Registered	165	43,715
Swiss Prime Site AG Registered	314	26,053
Swiss Re AG	1,920	178,429
Swisscom AG Registered	137	62,716
Syngenta AG Registered	517	206,821
UBS Group AG	19,440	275,215
Zurich Insurance Group AG	840	219,917

		5,633,747
UNITED KINGDOM — 7.30%
3i Group PLC	4,624	37,881
Aberdeen Asset Management PLC	5,145	20,113
Admiral Group PLC	1,096	25,651
Aggreko PLC	1,355	13,259
Anglo American PLC[b]	7,950	109,777
Antofagasta PLC[a]	1,875	12,430
Ashtead Group PLC	2,700	42,128
Associated British Foods PLC	1,950	58,614
AstraZeneca PLC	6,779	379,725
Auto Trader Group PLC[c]	5,610	25,664
Aviva PLC	21,227	114,756
Babcock International Group PLC	1,397	16,868
BAE Systems PLC	17,220	114,055
Barclays PLC	88,627	205,913
Barratt Developments PLC	6,870	38,054

Security	Shares	Value
Berkeley Group Holdings PLC	765	$22,033
BHP Billiton PLC	11,295	170,238
BP PLC	99,601	588,193
British American Tobacco PLC	9,991	572,270
British Land Co. PLC (The)	4,425	31,632
BT Group PLC	46,965	215,568
Bunzl PLC	1,890	50,742
Burberry Group PLC	2,430	43,760
Capita PLC	3,480	24,898
Carnival PLC	1,026	49,304
Centrica PLC	29,657	77,558
Cobham PLC	9,568	16,693
Coca-Cola European Partners PLC	1,155	44,472
Coca-Cola HBC AG	1,019	21,971
Compass Group PLC	8,820	159,479
Croda International PLC	761	32,500
DCC PLC	466	37,920
Diageo PLC	13,487	358,882
Direct Line Insurance Group PLC	6,752	28,531
Dixons Carphone PLC	5,235	20,114
easyJet PLC	945	10,811
Experian PLC	5,220	100,249
Fresnillo PLC	1,245	24,928
G4S PLC	9,210	24,738
GKN PLC	8,460	32,970
GlaxoSmithKline PLC	26,222	518,154
Glencore PLC[b]	67,125	204,882
Hammerson PLC	3,455	23,242
Hargreaves Lansdown PLC	1,528	21,640
Hikma Pharmaceuticals PLC	781	16,725
HSBC Holdings PLC	106,021	797,616
ICAP PLC	3,105	18,367
IMI PLC	1,356	16,456
Imperial Brands PLC	5,100	246,293
Inmarsat PLC	2,220	19,013
InterContinental Hotels Group PLC	1,083	41,981
Intertek Group PLC	885	36,931
Intu Properties PLC[a]	4,876	16,401
Investec PLC	2,850	17,676
ITV PLC	19,770	41,154
J Sainsbury PLC	7,950	24,353
Johnson Matthey PLC	1,053	43,839
Kingfisher PLC	11,519	50,812

402

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Land Securities Group PLC	4,350	$53,056
Legal & General Group PLC	32,400	82,833
Liberty Global PLC LiLAC Class Cb	561	15,506
Lloyds Banking Group PLC	340,623	238,125
London Stock Exchange Group PLC	1,665	57,122
Marks & Spencer Group PLC	9,105	37,851
Mediclinic International PLC	2,127	23,540
Meggitt PLC	4,275	22,720
Merlin Entertainments PLC[c]	3,990	22,447
Mondi PLC	1,914	37,295
National Grid PLC	20,032	260,468
Next PLC	795	46,745
Old Mutual PLC	25,929	63,788
Pearson PLC	4,365	40,369
Persimmon PLC	1,635	33,815
Petrofac Ltd.	1,485	14,622
Provident Financial PLC	810	29,173
Prudential PLC	13,665	222,643
Randgold Resources Ltd.	474	41,898
Reckitt Benckiser Group PLC	3,435	306,692
RELX PLC	5,896	105,169
Rio Tinto PLC	6,496	225,200
Rolls-Royce Holdings PLC	9,780	86,747
Rolls-Royce Holdings PLC New[b]	449,880	549
Royal Bank of Scotland Group PLC[b]	18,152	41,908
Royal Dutch Shell PLC Class A	22,982	571,977
Royal Dutch Shell PLC Class B	19,928	514,581
Royal Mail PLC	4,425	26,526
RSA Insurance Group PLC	5,266	35,522
Sage Group PLC (The)	5,747	50,624
Schroders PLC	630	21,683
Segro PLC	4,335	23,139
Severn Trent PLC	1,230	34,960
Shire PLC	4,839	274,719
Sky PLC	5,385	53,780
Smith & Nephew PLC	4,875	70,411
Smiths Group PLC	2,115	36,616
SSE PLC	5,236	101,707
St. James’s Place PLC[a]	2,787	32,155
Standard Chartered PLC[b]	17,517	152,250
Standard Life PLC	10,200	42,067
Tate & Lyle PLC	2,565	24,427
Taylor Wimpey PLC	16,275	28,156
Tesco PLC[b]	44,085	113,433

Security	Shares	Value
Travis Perkins PLC	1,395	$22,703
TUI AG	2,793	35,361
Unilever PLC	6,840	285,436
United Utilities Group PLC	3,543	40,661
Vodafone Group PLC	142,096	389,994
Weir Group PLC (The)	1,260	26,152
Whitbread PLC	975	43,032
William Hill PLC	4,500	16,251
Wm Morrison Supermarkets PLC	11,955	33,060
Wolseley PLC	1,338	69,443
Worldpay Group PLC[c]	9,467	32,918
WPP PLC	7,005	152,062

		11,596,964
UNITED STATES — 65.07%
3M Co.	3,226	533,258
Abbott Laboratories	7,979	313,096
AbbVie Inc.	8,715	486,123
Accenture PLC Class A	3,316	385,452
Activision Blizzard Inc.	3,123	134,820
Acuity Brands Inc.	225	50,303
Adient PLC[b]	503	22,873
Adobe Systems Inc.[b]	2,700	290,277
Advance Auto Parts Inc.	390	54,631
AES Corp./VA	3,840	45,197
Aetna Inc.	1,815	194,840
Affiliated Managers Group Inc.[b]	285	37,808
Aflac Inc.	2,190	150,825
AGCO Corp.	422	21,556
Agilent Technologies Inc.	1,755	76,465
AGNC Investment Corp.	1,789	35,887
Air Products & Chemicals Inc.	1,082	144,360
Akamai Technologies Inc.[b]	915	63,565
Albemarle Corp.	570	47,624
Alcoa Inc.	2,365	67,923
Alexandria Real Estate Equities Inc.[a]	435	46,897
Alexion Pharmaceuticals Inc.[b]	1,185	154,643
Alkermes PLC[b]	780	39,320
Alleghany Corp.[b]	69	35,618
Allergan PLC[b]	2,116	442,117
Alliance Data Systems Corp.[b]	315	64,408
Alliant Energy Corp.	1,170	44,519
Allstate Corp. (The)	1,995	135,461
Ally Financial Inc.	2,028	36,646

403

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Alnylam Pharmaceuticals Inc.[b]	407	$14,489
Alphabet Inc. Class Ab	1,575	1,275,592
Alphabet Inc. Class Cb	1,665	1,306,259
Altria Group Inc.	10,396	687,384
Amazon.com Inc.[b]	2,160	1,706,011
AMERCO	30	9,672
Ameren Corp.	1,320	65,934
American Airlines Group Inc.	810	32,886
American Electric Power Co. Inc.	2,640	171,178
American Express Co.	4,290	284,942
American International Group Inc.	6,030	372,051
American Tower Corp.	2,295	268,951
American Water Works Co. Inc.	930	68,857
Ameriprise Financial Inc.	945	83,529
AmerisourceBergen Corp.	1,050	73,836
AMETEK Inc.	1,290	56,889
Amgen Inc.	4,021	567,604
Amphenol Corp. Class A	1,639	108,059
Anadarko Petroleum Corp.	2,926	173,921
Analog Devices Inc.	1,677	107,496
Annaly Capital Management Inc.	5,070	52,525
ANSYS Inc.[b]	495	45,218
Antero Resources Corp.[b]	900	23,823
Anthem Inc.	1,380	168,167
AO Smith Corp.	780	35,233
Aon PLC	1,410	156,270
Apache Corp.	2,010	119,555
Apple Inc.	29,502	3,349,657
Applied Materials Inc.	5,731	166,657
Aramark	1,110	41,325
Arch Capital Group Ltd.[b]	705	54,969
Archer-Daniels-Midland Co.	3,195	139,206
Arrow Electronics Inc.[b]	495	30,254
Arthur J Gallagher & Co.	915	44,130
Ashland Global Holdings Inc.	330	36,871
Assurant Inc.	369	29,712
AT&T Inc.	32,846	1,208,404
Atmos Energy Corp.	615	45,750
Autodesk Inc.[b]	1,095	79,147
Autoliv Inc.	480	46,454
Automatic Data Processing Inc.	2,430	211,556
AutoNation Inc.[b]	420	18,425
AutoZone Inc.[b]	152	112,808
AvalonBay Communities Inc.	721	123,421
Avery Dennison Corp.	465	32,452

Security	Shares	Value
Avnet Inc.	660	$27,687
Axalta Coating Systems Ltd.[b]	1,005	25,246
Axis Capital Holdings Ltd.	570	32,473
B/E Aerospace Inc.	600	35,712
Baker Hughes Inc.	2,220	122,988
Ball Corp.	638	49,171
Ball Corp. New	290	22,350
Bank of America Corp.	54,615	901,148
Bank of New York Mellon Corp. (The)	5,775	249,884
Baxter International Inc.	2,536	120,688
BB&T Corp.	4,410	172,872
Becton Dickinson and Co.	1,110	186,380
Bed Bath & Beyond Inc.[a]	784	31,689
Berkshire Hathaway Inc. Class Bb	6,405	924,242
Best Buy Co. Inc.	1,605	62,451
Biogen Inc.[b]	1,171	328,091
BioMarin Pharmaceutical Inc.[b]	870	70,052
BlackRock Inc.[e]	645	220,100
Boeing Co. (The)	3,225	459,337
BorgWarner Inc.	1,230	44,083
Boston Properties Inc.	795	95,782
Boston Scientific Corp.[b]	7,200	158,400
Bristol-Myers Squibb Co.	8,897	452,946
Brixmor Property Group Inc.	1,704	43,316
Broadcom Ltd.	2,103	358,099
Broadridge Financial Solutions Inc.	675	43,646
Brown-Forman Corp. Class B	1,140	52,634
Bunge Ltd.	750	46,508
CA Inc.	1,515	46,571
Cabot Oil & Gas Corp.	2,460	51,365
Cadence Design Systems Inc.[b]	1,515	38,754
Calpine Corp.[b]	1,815	21,599
Camden Property Trust	480	39,091
Campbell Soup Co.	1,080	58,687
Capital One Financial Corp.	2,790	206,572
Cardinal Health Inc.	1,755	120,551
CarMax Inc.[b]	1,035	51,688
Carnival Corp.	1,901	93,339
Caterpillar Inc.	3,135	261,647
CBRE Group Inc. Class Ab	1,545	39,799
CBS Corp. Class B NVS	2,161	122,356
CDK Global Inc.	736	40,193
CDW Corp./DE	705	31,662
Celanese Corp. Series A	870	63,440

404

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Celgene Corp.[b]	4,141	$423,127
Centene Corp.[b]	833	52,046
CenterPoint Energy Inc.	2,235	50,958
CenturyLink Inc.	2,790	74,158
Cerner Corp.[b]	1,620	94,900
CF Industries Holdings Inc.	1,230	29,532
CH Robinson Worldwide Inc.	765	52,112
Charles Schwab Corp. (The)	6,330	200,661
Charter Communications Inc. Class Ab	1,148	286,874
Cheniere Energy Inc.[a,b]	1,065	40,151
Chevron Corp.	10,052	1,052,947
Chipotle Mexican Grill Inc.[a,b]	165	59,525
Chubb Ltd.	2,465	313,055
Church & Dwight Co. Inc.	1,324	63,896
Cigna Corp.	1,365	162,203
Cimarex Energy Co.	496	64,048
Cincinnati Financial Corp.	840	59,455
Cintas Corp.	435	46,401
Cisco Systems Inc.	26,910	825,599
CIT Group Inc.	1,155	41,961
Citigroup Inc.	15,765	774,850
Citizens Financial Group Inc.	2,910	76,649
Citrix Systems Inc.[b]	855	72,504
Clorox Co. (The)	705	84,614
CME Group Inc.	1,810	181,181
CMS Energy Corp.	1,395	58,799
Coach Inc.	1,545	55,450
Coca-Cola Co. (The)	22,695	962,268
Cognizant Technology Solutions Corp. Class Ab	3,240	166,374
Colgate-Palmolive Co.	4,470	318,979
Comcast Corp. Class A	12,886	796,613
Comerica Inc.	1,020	53,132
ConAgra Foods Inc.	2,250	108,405
Concho Resources Inc.[b]	745	94,570
ConocoPhillips	6,555	284,815
Consolidated Edison Inc.	1,684	127,226
Constellation Brands Inc. Class A	930	155,422
Continental Resources Inc./OKb	510	24,944
Cooper Companies Inc. (The)	255	44,890
Core Laboratories NV	210	20,364
Corning Inc.	5,970	135,579
Costco Wholesale Corp.	2,326	343,946
Coty Inc. Class A	2,844	65,384

Security	Shares	Value
CR Bard Inc.	405	$87,755
Crown Castle International Corp.	1,800	163,782
Crown Holdings Inc.[b]	765	41,501
CSX Corp.	5,201	158,683
Cummins Inc.	885	113,121
CVS Health Corp.	5,820	489,462
Danaher Corp.	3,255	255,680
Darden Restaurants Inc.	675	43,733
DaVita Inc.[b]	930	54,517
Deere & Co.	1,440	127,152
Dell Technologies Inc. – VMware Inc. Class Vb	1,143	56,110
Delphi Automotive PLC	1,470	95,653
Delta Air Lines Inc.	1,050	43,859
DENTSPLY SIRONA Inc.	1,290	74,265
Devon Energy Corp.	2,670	101,166
Dick’s Sporting Goods Inc.	510	28,382
Digital Realty Trust Inc.	822	76,799
Discover Financial Services	2,235	125,898
Discovery Communications Inc. Class Ab	780	20,366
Discovery Communications Inc. Class C NVS[b]	1,140	28,625
DISH Network Corp. Class Ab	1,201	70,331
Dollar General Corp.	1,530	105,708
Dollar Tree Inc.[b]	1,245	94,060
Dominion Resources Inc./VA	3,226	242,595
Domino’s Pizza Inc.	255	43,156
Dover Corp.	855	57,191
Dow Chemical Co. (The)	6,000	322,860
DR Horton Inc.	1,785	51,462
Dr Pepper Snapple Group Inc.	960	84,278
DTE Energy Co.	990	95,050
Duke Energy Corp.	3,630	290,473
Duke Realty Corp.	1,755	45,893
Dun & Bradstreet Corp. (The)	195	24,346
E*TRADE Financial Corp.[b]	1,560	43,930
Eastman Chemical Co.	795	57,168
Eaton Corp. PLC	2,371	151,199
Eaton Vance Corp. NVS	570	19,984
eBay Inc.[b]	5,940	169,349
Ecolab Inc.	1,410	160,980
Edgewell Personal Care Co.[b]	227	17,116
Edison International	1,710	125,651
Edwards Lifesciences Corp.[b]	1,170	111,407

405

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
EI du Pont de Nemours & Co.	4,651	$319,942
Electronic Arts Inc.[b]	1,635	128,380
Eli Lilly & Co.	5,385	397,628
Emerson Electric Co.	3,450	174,846
Endo International PLC[b]	1,125	21,094
Entergy Corp.	975	71,838
Envision Healthcare Holdings Inc.[b]	977	19,325
EOG Resources Inc.	2,925	264,479
EQT Corp.	930	61,380
Equifax Inc.	630	78,101
Equinix Inc.	375	133,980
Equity Residential	1,932	119,301
Essex Property Trust Inc.	364	77,929
Estee Lauder Companies Inc. (The) Class A	1,202	104,730
Everest Re Group Ltd.	227	46,199
Eversource Energy	1,757	96,740
Exelon Corp.	4,877	166,159
Expedia Inc.	663	85,679
Expeditors International of Washington Inc.	915	47,095
Express Scripts Holding Co.[b]	3,315	223,431
Extra Space Storage Inc.	630	46,085
Exxon Mobil Corp.	22,185	1,848,454
F5 Networks Inc.[b]	375	51,829
Facebook Inc. Class Ab	12,406	1,625,062
Fastenal Co.	1,470	57,301
Federal Realty Investment Trust	375	54,461
FedEx Corp.	1,395	243,176
Fidelity National Information Services Inc.	1,620	119,750
Fifth Third Bancorp.	4,170	90,739
First Republic Bank/CA	765	56,939
FirstEnergy Corp.	2,280	78,181
Fiserv Inc.[b]	1,189	117,093
FleetCor Technologies Inc.[b]	495	86,774
Flex Ltd.[b]	3,195	45,337
FLIR Systems Inc.	765	25,184
Flowserve Corp.	735	31,127
Fluor Corp.	720	37,433
FMC Corp.	724	33,948
FMC Technologies Inc.[b]	1,290	41,628
FNF Group	1,381	49,592
Foot Locker Inc.	765	51,079
Ford Motor Co.	19,875	233,333
Fortinet Inc.[b]	1,050	33,663

Security	Shares	Value
Fortive Corp.	1,633	$83,365
Fortune Brands Home & Security Inc.	830	45,343
Franklin Resources Inc.	1,965	66,142
Freeport-McMoRan Inc.	6,301	70,445
Frontier Communications Corp.	6,510	26,170
Gap Inc. (The)	1,260	34,763
Garmin Ltd.	645	31,192
Gartner Inc.[b]	452	38,890
General Dynamics Corp.	1,410	212,543
General Electric Co.	50,311	1,464,050
General Growth Properties Inc.	2,985	74,476
General Mills Inc.	3,182	197,220
General Motors Co.	7,395	233,682
Genuine Parts Co.	766	69,392
Gilead Sciences Inc.	7,230	532,345
Global Payments Inc.	855	62,005
Goldman Sachs Group Inc. (The)	2,010	358,262
Goodyear Tire & Rubber Co. (The)	1,457	42,297
H&R Block Inc.	1,230	28,253
Halliburton Co.	4,560	209,760
Hanesbrands Inc.	2,160	55,512
Harley-Davidson Inc.	1,037	59,130
Harman International Industries Inc.	356	28,377
Harris Corp.	661	58,968
Hartford Financial Services Group Inc. (The)	2,100	92,631
Hasbro Inc.	630	52,548
HCA Holdings Inc.[b]	1,695	129,718
HCP Inc.	2,640	90,420
Helmerich & Payne Inc.	627	39,570
Henry Schein Inc.[b]	450	67,140
Hershey Co. (The)	750	76,845
Hess Corp.	1,485	71,235
Hewlett Packard Enterprise Co.	9,354	210,184
Hilton Worldwide Holdings Inc.	2,670	60,342
HollyFrontier Corp.	915	22,829
Hologic Inc.[b]	1,336	48,109
Home Depot Inc. (The)	6,626	808,438
Honeywell International Inc.	3,855	422,816
Hormel Foods Corp.	1,650	63,525
Host Hotels & Resorts Inc.	3,930	60,836
HP Inc.	8,919	129,236
Humana Inc.	795	136,366

406

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Huntington Bancshares Inc./OH	5,145	$54,537
IDEXX Laboratories Inc.[b]	465	49,820
IHS Markit Ltd.[b]	2,040	75,052
Illinois Tool Works Inc.	1,740	197,612
Illumina Inc.[b]	795	108,231
Incyte Corp.[b]	901	78,360
Ingersoll-Rand PLC	1,305	87,813
Ingredion Inc.	360	47,221
Intel Corp.	25,230	879,770
Intercontinental Exchange Inc.	645	174,402
International Business Machines Corp.	4,861	747,087
International Flavors & Fragrances Inc.	420	54,928
International Paper Co.	1,995	89,835
Interpublic Group of Companies Inc. (The)	2,295	51,385
Intuit Inc.	1,305	141,906
Intuitive Surgical Inc.[b]	195	131,056
Invesco Ltd.	2,115	59,410
Iron Mountain Inc.	1,307	44,085
Jacobs Engineering Group Inc.[b]	660	34,043
Jazz Pharmaceuticals PLC[b]	330	36,125
JB Hunt Transport Services Inc.	495	40,397
JM Smucker Co. (The)	630	82,725
Johnson & Johnson	14,746	1,710,389
Johnson Controls International PLC	5,026	202,648
Jones Lang LaSalle Inc.	225	21,791
JPMorgan Chase & Co.	20,145	1,395,243
Juniper Networks Inc.	1,875	49,388
Kansas City Southern	600	52,656
Kellogg Co.	1,410	105,933
KeyCorp	5,336	75,344
Kimberly-Clark Corp.	1,920	219,667
Kimco Realty Corp.	2,190	58,276
Kinder Morgan Inc./DE	10,006	204,423
KLA-Tencor Corp.	915	68,726
Kohl’s Corp.	990	43,313
Kraft Heinz Co. (The)	3,330	296,204
Kroger Co. (The)	4,815	149,169
L Brands Inc.	1,335	96,374
L-3 Communications Holdings Inc.	420	57,515
Laboratory Corp. of America Holdings[b]	563	70,566
Lam Research Corp.	870	84,268

Security	Shares	Value
Las Vegas Sands Corp.	2,355	$136,307
Lear Corp.	424	52,059
Leggett & Platt Inc.	675	30,969
Lennar Corp. Class A	930	38,772
Leucadia National Corp.	1,650	30,806
Level 3 Communications Inc.[b]	1,659	93,153
Liberty Broadband Corp. Class Ca,b	526	35,058
Liberty Global PLC Series Ab	1,562	50,921
Liberty Global PLC Series C NVS[b]	3,451	109,742
Liberty Interactive Corp. QVC Group Series Ab	2,385	44,099
Liberty Media Corp.-Liberty SiriusXM Class Ab	487	16,202
Liberty Media Corp.-Liberty SiriusXM Class Cb	1,068	35,447
Liberty Property Trust	780	31,535
Lincoln National Corp.	1,140	55,963
Linear Technology Corp.	1,215	72,973
LinkedIn Corp. Class Ab	631	119,638
LKQ Corp.[b]	1,635	52,778
Lockheed Martin Corp.	1,406	346,410
Loews Corp.	1,530	65,836
Lowe’s Companies Inc.	4,800	319,920
lululemon athletica Inc.[b]	570	32,633
LyondellBasell Industries NV Class A	1,980	157,509
M&T Bank Corp.	765	93,888
Macerich Co. (The)	767	54,288
Macy’s Inc.	1,650	60,209
Mallinckrodt PLC[b]	615	36,445
ManpowerGroup Inc.	405	31,104
Marathon Oil Corp.	4,950	65,241
Marathon Petroleum Corp.	2,790	121,616
Markel Corp.[b]	75	65,807
Marriott International Inc./MD Class A	1,785	122,630
Marsh & McLennan Companies Inc.	2,805	177,809
Martin Marietta Materials Inc.	330	61,175
Marvell Technology Group Ltd.	2,595	33,813
Masco Corp.	1,803	55,677
MasterCard Inc. Class A	5,161	552,330
Mattel Inc.	1,845	58,173
Maxim Integrated Products Inc.	1,545	61,228
McCormick & Co. Inc./MD	615	58,960
McDonald’s Corp.	4,667	525,364

407

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
McKesson Corp.	1,215	$154,512
Mead Johnson Nutrition Co.	1,005	75,144
MEDNAX Inc.[a,b]	465	28,481
Medtronic PLC	7,441	610,311
Merck & Co. Inc.	14,776	867,647
MetLife Inc.	4,893	229,775
Mettler-Toledo International Inc.[b]	135	54,551
MGM Resorts International[b]	2,370	62,023
Michael Kors Holdings Ltd.[b]	960	48,749
Microchip Technology Inc.	1,155	69,935
Micron Technology Inc.[b]	5,499	94,363
Microsoft Corp.	40,644	2,435,388
Mid-America Apartment Communities Inc.	405	37,564
Mohawk Industries Inc.[b]	345	63,584
Molson Coors Brewing Co. Class B	975	101,215
Mondelez International Inc. Class A	8,250	370,755
Monsanto Co.	2,370	238,825
Monster Beverage Corp.[b]	780	112,585
Moody’s Corp.	886	89,061
Morgan Stanley	7,860	263,860
Mosaic Co. (The)	1,740	40,942
Motorola Solutions Inc.	840	60,967
MSCI Inc.	495	39,694
Murphy Oil Corp.	870	22,507
Mylan NVb	2,625	95,813
Nasdaq Inc.	645	41,261
National Oilwell Varco Inc.	1,995	64,040
Navient Corp.	1,605	20,512
NetApp Inc.	1,530	51,928
Netflix Inc.[b]	2,296	286,702
NetSuite Inc.[b]	255	23,746
New York Community Bancorp. Inc.	2,745	39,418
Newell Brands Inc.	2,395	115,008
Newfield Exploration Co.[b]	1,170	47,490
Newmont Mining Corp.	2,850	105,564
News Corp. Class A	2,058	24,943
NextEra Energy Inc.	2,475	316,800
Nielsen Holdings PLC	1,950	87,789
NIKE Inc. Class B	7,051	353,819
NiSource Inc.	1,770	41,170
Noble Energy Inc.	2,280	78,592
Nordstrom Inc.	646	33,592
Norfolk Southern Corp.	1,590	147,870

Security	Shares	Value
Northern Trust Corp.	1,155	$83,645
Northrop Grumman Corp.	915	209,535
Norwegian Cruise Line Holdings Ltd.[b]	900	34,983
NRG Energy Inc.	1,756	18,666
Nuance Communications Inc.[b]	1,350	18,927
Nucor Corp.	1,650	80,603
NVIDIA Corp.	2,851	202,877
O’Reilly Automotive Inc.[b]	510	134,864
Occidental Petroleum Corp.	4,050	295,286
OGE Energy Corp.	1,050	32,592
Omnicom Group Inc.	1,290	102,968
ONEOK Inc.	1,141	55,259
Oracle Corp.	16,710	641,998
PACCAR Inc.	1,845	101,327
Packaging Corp. of America	510	42,075
Palo Alto Networks Inc.[b]	480	73,838
Parker-Hannifin Corp.	705	86,539
Patterson Companies Inc.	465	19,860
Paychex Inc.	1,770	97,704
PayPal Holdings Inc.[b]	6,016	250,627
Pentair PLC	902	49,727
People’s United Financial Inc.	1,530	24,847
PepsiCo Inc.	7,766	832,515
Perrigo Co. PLC	780	64,888
Pfizer Inc.	32,716	1,037,424
PG&E Corp.	2,610	162,133
Philip Morris International Inc.	8,265	797,077
Phillips 66	2,475	200,846
Pinnacle West Capital Corp.	570	43,394
Pioneer Natural Resources Co.	870	155,747
Plains GP Holdings LP Class A	1,620	20,347
PNC Financial Services Group Inc. (The)[e]	2,710	259,076
Polaris Industries Inc.	330	25,281
PPG Industries Inc.	1,455	135,504
PPL Corp.	3,660	125,684
Praxair Inc.	1,501	175,707
Priceline Group Inc. (The)[b]	270	398,042
Principal Financial Group Inc.	1,575	85,995
Procter & Gamble Co. (The)	13,851	1,202,267
Progressive Corp. (The)	3,180	100,202
Prologis Inc.	2,760	143,962
Prudential Financial Inc.	2,340	198,409
Public Service Enterprise Group Inc.	2,700	113,616

408

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Public Storage	780	$166,702
PulteGroup Inc.	1,725	32,085
PVH Corp.	435	46,536
Qorvo Inc.[b]	795	44,242
QUALCOMM Inc.	7,860	540,139
Quest Diagnostics Inc.	735	59,858
Quintiles IMS Holdings Inc.[b]	803	57,607
Ralph Lauren Corp.	330	32,373
Range Resources Corp.	946	31,965
Raymond James Financial Inc.	736	44,248
Raytheon Co.	1,605	219,259
Realogy Holdings Corp.	780	17,854
Realty Income Corp.	1,365	80,863
Red Hat Inc.[b]	960	74,352
Regency Centers Corp.	525	37,837
Regeneron Pharmaceuticals Inc.[b]	435	150,084
Regions Financial Corp.	6,930	74,220
RenaissanceRe Holdings Ltd.	228	28,338
Republic Services Inc.	1,320	69,472
ResMed Inc.	855	51,103
Reynolds American Inc.	4,713	259,592
Rite Aid Corp.[b]	5,985	40,159
Robert Half International Inc.	705	26,381
Rockwell Automation Inc.	720	86,198
Rockwell Collins Inc.	675	56,916
Roper Technologies Inc.	540	93,587
Ross Stores Inc.	2,116	132,335
Royal Caribbean Cruises Ltd.	945	72,642
S&P Global Inc.	1,440	175,464
Sabre Corp.	1,065	27,509
salesforce.com inc.[b]	3,391	254,868
SBA Communications Corp. Class Ab	690	78,163
SCANA Corp.	675	49,518
Schlumberger Ltd.	7,491	586,021
Scripps Networks Interactive Inc. Class A	420	27,031
Seagate Technology PLC	1,560	53,524
Sealed Air Corp.	1,035	47,227
SEI Investments Co.	795	35,242
Sempra Energy	1,260	134,946
Sensata Technologies Holding NVb	885	31,621
ServiceNow Inc.[a,b]	870	76,482
Sherwin-Williams Co. (The)	421	103,086
Signature Bank/New York NYb	345	41,593
Signet Jewelers Ltd.	405	32,910

Security	Shares	Value
Simon Property Group Inc.	1,665	$309,623
Sirius XM Holdings Inc.[a,b]	11,325	47,225
Skyworks Solutions Inc.	1,020	78,479
SL Green Realty Corp.	510	50,092
Snap-on Inc.	315	48,542
Southern Co. (The)	4,995	257,592
Southwest Airlines Co.	930	37,247
Southwestern Energy Co.[b]	2,580	26,806
Spectra Energy Corp.	3,855	161,178
Splunk Inc.[b]	692	41,651
Sprint Corp.[a,b]	4,500	27,720
St. Jude Medical Inc.	1,515	117,928
Stanley Black & Decker Inc.	795	90,503
Staples Inc.	3,390	25,086
Starbucks Corp.	7,755	411,558
State Street Corp.	2,115	148,494
Stericycle Inc.[b]	435	34,839
Stryker Corp.	1,800	207,630
SunTrust Banks Inc.	2,655	120,086
Symantec Corp.	3,555	88,982
Synchrony Financial	4,501	128,684
Synopsys Inc.[b]	840	49,820
Sysco Corp.	2,805	134,977
T Rowe Price Group Inc.	1,365	87,374
T-Mobile U.S. Inc.[b]	1,530	76,087
Target Corp.	2,970	204,128
TD Ameritrade Holding Corp.	1,440	49,262
TE Connectivity Ltd.	1,950	122,597
TEGNA Inc.	1,169	22,936
Tesla Motors Inc.[a,b]	630	124,570
Tesoro Corp.	660	56,080
Texas Instruments Inc.	5,326	377,347
Textron Inc.	1,305	52,304
Thermo Fisher Scientific Inc.	2,100	308,763
Tiffany & Co.	690	50,660
Time Warner Inc.	4,215	375,093
TJX Companies Inc. (The)	3,555	262,181
Toll Brothers Inc.[b]	929	25,492
Torchmark Corp.	690	43,753
Total System Services Inc.	855	42,647
Tractor Supply Co.	675	42,275
TransDigm Group Inc.	289	78,741
Travelers Companies Inc. (The)	1,545	167,138
Trimble Inc.[b]	1,380	38,143

409

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
TripAdvisor Inc.[b]	616	$39,720
Twenty-First Century Fox Inc. Class A	6,060	159,196
Twenty-First Century Fox Inc. Class B	2,295	60,565
Twitter Inc.[a,b]	3,015	54,119
Tyson Foods Inc. Class A	1,605	113,714
U.S. Bancorp.	9,435	422,311
UDR Inc.	1,395	48,783
UGI Corp.	975	45,133
Ulta Salon Cosmetics & Fragrance Inc.[b]	315	76,652
Under Armour Inc. Class Aa,b	972	30,229
Under Armour Inc. Class Cb	977	25,265
Union Pacific Corp.	4,590	404,746
United Continental Holdings Inc.[b]	540	30,364
United Parcel Service Inc. Class B	3,660	394,402
United Rentals Inc.[b]	525	39,722
United Technologies Corp.	4,245	433,839
United Therapeutics Corp.[a,b]	255	30,618
UnitedHealth Group Inc.	5,145	727,143
Universal Health Services Inc. Class B	495	59,751
Unum Group	1,170	41,418
Valero Energy Corp.	2,520	149,285
Valspar Corp. (The)	390	38,844
Vantiv Inc. Class Aa,b	825	48,147
Varian Medical Systems Inc.[b]	540	48,994
Ventas Inc.	1,792	121,408
VEREIT Inc.	4,710	44,274
VeriSign Inc.[a,b]	540	45,371
Verisk Analytics Inc. Class Ab	882	71,927
Verizon Communications Inc.	21,805	1,048,820
Vertex Pharmaceuticals Inc.[b]	1,335	101,273
VF Corp.	1,830	99,204
Viacom Inc. Class B NVS	1,875	70,425
Visa Inc. Class A	10,157	838,054
VMware Inc. Class Aa,b	435	34,191
Vornado Realty Trust	900	83,502
Voya Financial Inc.	1,185	36,202
Vulcan Materials Co.	720	81,504
WABCO Holdings Inc.[b]	288	28,356
Wabtec Corp./DE	510	39,428
Wal-Mart Stores Inc.	8,371	586,137
Walgreens Boots Alliance Inc.	4,877	403,474
Walt Disney Co. (The)	8,207	760,707
Waste Connections Inc.	900	67,689
Waste Management Inc.	2,385	156,599

Security	Shares	Value
Waters Corp.[b]	436	$60,665
Weatherford International PLC[b]	4,815	23,208
WEC Energy Group Inc.	1,694	101,166
Wells Fargo & Co.	26,461	1,217,471
Welltower Inc.	1,904	130,481
Westar Energy Inc.	705	40,411
Western Digital Corp.	1,472	86,024
Western Union Co. (The)	2,775	55,694
WestRock Co.	1,349	62,310
Weyerhaeuser Co.	4,110	123,012
Whirlpool Corp.	420	62,924
WhiteWave Foods Co. (The)[b]	932	50,785
Whole Foods Market Inc.	1,725	48,800
Williams Companies Inc. (The)	3,735	109,062
Willis Towers Watson PLC	716	90,144
Workday Inc. Class Ab	627	54,348
WR Berkley Corp.	570	32,547
WR Grace & Co.	390	26,114
WW Grainger Inc.	315	65,558
Wyndham Worldwide Corp.	600	39,504
Wynn Resorts Ltd.	435	41,129
Xcel Energy Inc.	2,760	114,678
Xerox Corp.	4,650	45,431
Xilinx Inc.	1,335	67,911
XL Group Ltd.	1,665	57,776
Xylem Inc./NY	1,020	49,297
Yahoo! Inc.[b]	4,760	197,778
Yum! Brands Inc.	2,132	183,949
Zillow Group Inc. Class Cb	555	18,515
Zimmer Biomet Holdings Inc.	1,035	109,089
Zoetis Inc.	2,534	121,125

		103,362,801

TOTAL COMMON STOCKS
(Cost: $147,427,711)		157,991,269

PREFERRED STOCKS — 0.25%

GERMANY — 0.22%
Bayerische Motoren Werke AG	315	23,878
Fuchs Petrolub SE	330	14,732
Henkel AG & Co. KGaA	960	123,020
Porsche Automobil Holding SE	825	44,427
Schaeffler AG	855	12,915

410

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Security	Shares	Value
Volkswagen AG	990	$135,872

		354,844
ITALY — 0.03%
Intesa Sanpaolo SpA	5,055	10,905
Telecom Italia SpA/Milano	37,260	26,386

		37,291

TOTAL PREFERRED STOCKS
(Cost: $472,532)		392,135

RIGHTS — 0.00%

ITALY — 0.00%
EXOR SpA[b]	555	—

		—
SPAIN — 0.00%
Banco Santander SAb	79,170	4,426
Ferrovial SAb	2,387	1,021

		5,447
SWEDEN — 0.00%
Tele2 AB Class Bb	1,590	477

		477

TOTAL RIGHTS
(Cost: $4,956)		5,924

SHORT-TERM INVESTMENTS — 2.01%

MONEY MARKET FUNDS — 2.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[f,g,h]	3,013,023	3,013,324
BlackRock Cash Funds: Treasury, SL Agency Shares
0.29%[f,g]	172,179	172,179

		3,185,503
TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,185,210)		3,185,503

Value
TOTAL INVESTMENTS IN SECURITIES — 101.72%
(Cost: $151,090,409)[i]	$161,574,831
Other Assets, Less Liabilities — (1.72)%	(2,727,772)

NET ASSETS — 100.00%	$158,847,059

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $152,472,850. Net unrealized appreciation was $9,101,981, of which $32,694,869 represented gross unrealized appreciation on securities and $23,592,888 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended October 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	1,118	—	(473)	645	$220,100	$1,477	$78,484
PNC Financial Services Group Inc. (The)	4,966	—	(2,256)	2,710	259,076	1,491	44,750

					$479,176	$2,968	$123,234

411

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$157,990,720	$549	$0	[a]	$157,991,269
Preferred stocks	392,135	—	—		392,135
Rights	5,447	477	—		5,924
Money market funds	3,185,503	—	—		3,185,503

Total	$161,573,805	$1,026	$0	[a]	$161,574,831

[a]	Rounds to less than $1.

412

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  iShares Trust

  By: /s/ Martin Small

  Martin Small, President (Principal Executive Officer)

  Date: December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

  By: /s/ Martin Small

  Martin Small, President (Principal Executive Officer)

  Date: December 29, 2016

  By: /s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

  Date: December 29, 2016